     As filed with the Securities and Exchange Commission on April 30, 2002


                     Registration Nos. 333-28339; 811-08239

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]

     Pre-Effective Amendment No.                                             [ ]
     Post-Effective Amendment No. 21                                         [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]
     Amendment No. 24                                                        [X]

                                    ProFunds
               (Exact Name of Registrant as Specified in Charter)

                        7501 Wisconsin Avenue, Suite 1000
                            Bethesda, Maryland 20814
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (240) 497-6400

     Michael L. Sapir                                With copy to:
     Chairman                                        William J. Tomko
     ProFund Advisors LLC                            President
     7501 Wisconsin Avenue, Suite 1000               BISYS Fund Services
     Bethesda, Maryland 20814                        3435 Stelzer Road
                                                     Columbus, Ohio 43219

                 (Name and Address of Agent for Service Process)

Approximate Date of Commencement of the Proposed Public Offering of the
Securities:

It is proposed that this filing will become effective:

     immediately upon filing pursuant to paragraph (b)
----

 X   on May 1, 2002 pursuant to paragraph (b)
----

     60 days after filing pursuant to paragraph (a)(1)
----

     on (date) pursuant to paragraph (a)(1)
----

     75 days after filing pursuant to paragraph (a)(2)
----


     on (date) pursuant to paragraph (a)(2) of rule 485.
----


If appropriate, check the following:

     This post-effective amendment designates a new effective date for a
----
     previously filed post-effective amendment.

[GRAPHIC]


BULLISH PROFUNDS


     Bull
     Mid-Cap
     Small-Cap
     OTC

     Asia 30

     Europe 30

     Mid-Cap Value
     Mid-Cap Growth
     Small-Cap Value
     Small-Cap Growth


     U.S. Government Plus

     UltraBull

     UltraDow 30

     UltraMid-Cap
     UltraSmall-Cap
     UltraOTC
     UltraJapan

BEARISH PROFUNDS

     Bear

     Short Small-Cap
     Short OTC
     Rising Rates Opportunity

     UltraBear
     UltraShort OTC

ULTRASECTOR PROFUNDS

     Airlines
     Banks
     Basic Materials
     Biotechnology
     Consumer Cyclical
     Consumer Non-Cyclical
     Energy
     Financial
     Healthcare
     Industrial
     Internet
     Leisure Goods & Services
     Oil Drilling Equipment & Services
     Pharmaceuticals
     Precious Metals
     Real Estate
     Semiconductor
     Technology
     Telecommunications
     Utilities
     Wireless Communications

MONEY MARKET PROFUND

..    Prospectus

     May  1, 2002

[LOGO]PROFUNDS

Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

 .    Table of Contents

  1   PROFUNDS OVERVIEW


 11   BULLISH PROFUNDS


 12      Bull

 14      Mid-Cap
 16      Small-Cap
 18      OTC
 20      Asia 30
 22      Europe 30 (formerly UltraEurope)
 24      Mid-Cap Value
 26      Mid-Cap Growth
 28      Small-Cap Value
 30      Small-Cap Growth
 32      U.S. Government Plus
 34      UltraBull
 36      UltraDow 30
 38      UltraMid-Cap
 40      UltraSmall-Cap
 42      UltraOTC
 44      UltraJapan

 47   BEARISH PROFUNDS

 48      Bear
 50      Short Small-Cap
 52      Short OTC
 54      Rising Rates Opportunity
 56      UltraBear
 58      UltraShort OTC

 61   ULTRASECTOR PROFUNDS

 62      Airlines
 64      Banks
 66      Basic Materials
 68      Biotechnology
 70      Consumer Cyclical
 72      Consumer Non-Cyclical
 74      Energy
 76      Financial
 78      Healthcare
 80      Industrial
 82      Internet
 84      Leisure Goods &Services
 86      Oil Drilling Equipment & Services
 88      Pharmaceuticals
 90      Precious Metals
 92      Real Estate
 94      Semiconductor
 96      Technology
 98      Telecommunications
100      Utilities
102      Wireless Communications

105   MONEY MARKET PROFUND

111   GENERAL PROFUNDS INFORMATION

115   PROFUNDS MANAGEMENT

121   SHAREHOLDER SERVICES GUIDE

131   FINANCIAL HIGHLIGHTS


[LOGO] PROFUNDS

                                    [GRAPHIC]
--------------------------------------------------------------------------------
                                ProFunds Overview
--------------------------------------------------------------------------------


"Each ProFund seeks to provide its shareholders with predictable daily investment returns approximating its benchmark by investing in securities and other financial instruments."


                                                           Profunds Overview . 1

--------------------------------------------------------------------------------
.. ProFunds Overview
--------------------------------------------------------------------------------

ProFunds Objectives


Except for Money Market ProFund, the ProFunds described in this prospectus seek to provide daily investment results, before fees and expenses, that correspond to the performance of a particular benchmark./1/

Bullish ProFunds: These ProFunds seek to provide daily investment results, before fees and expenses, that either match (100%), increase one and one quarter times (125%) or double (200%) the daily performance of an index or security.

ProFund                  Index                        Daily Objective       Types of Companies in Index
--------------------------------------------------------------------------------------------------------------------------
Bull                     S&P 500(R)                   Match (100%)          Diverse, widely traded, large
                         Index                                              capitalization
--------------------------------------------------------------------------------------------------------------------------
Mid-Cap                  S&P MidCap                   Match (100%)          Diverse, widely traded,
                         400 Index                                          mid-capitalization
--------------------------------------------------------------------------------------------------------------------------
Small-Cap                Russell 2000(R)Index         Match (100%)          Diverse, small capitalization
--------------------------------------------------------------------------------------------------------------------------
OTC                      NASDAQ-100                   Match (100%)          Large capitalization, most with
                         Index(R)                                           technology and/or growth orientation
--------------------------------------------------------------------------------------------------------------------------
Asia 30                  ProFunds Asia                Match (100%)          Companies whose principal offices are
                         30 Index                                           located in the Asia/Pacific region, excluding
                                                                            Japan, whose securities are traded in the U.S.
--------------------------------------------------------------------------------------------------------------------------
Europe 30                ProFunds Europe 30           Match (100%)          Large capitalization, widely traded
(formerly UltraEurope)   Index                                              European stocks
--------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value            S&P MidCap 400/              Match (100%)          Diverse, widely traded,
                         BARRA Value Index                                  mid-capitalization
--------------------------------------------------------------------------------------------------------------------------
Mid-Cap Growth           S&P MidCap 400/              Match (100%)          Diverse, widely traded,
                         BARRA Growth Index                                 mid-capitalization
--------------------------------------------------------------------------------------------------------------------------
Small-Cap Value          S&P SmallCap 600/            Match (100%)          Diverse, small capitalization
                         BARRA Value Index
--------------------------------------------------------------------------------------------------------------------------
Small-Cap Growth         S&P SmallCap 600/            Match (100%)          Diverse, small capitalization
                         BARRA Growth Index
--------------------------------------------------------------------------------------------------------------------------
U.S. Government          Most recently issued         One and one quarter   U.S. Treasury securities
Plus                     30-year U.S. Treasury Bond   times (125%)
--------------------------------------------------------------------------------------------------------------------------
UltraBull                S&P 500                      Double (200%)         Diverse, widely traded, large
                         Index                                              capitalization
--------------------------------------------------------------------------------------------------------------------------
UltraDow 30(SM)          Dow Jones                    Double (200%)         Diverse, widely traded, large
                         Industrial Average(SM)                             capitalization
--------------------------------------------------------------------------------------------------------------------------
UltraMid-Cap             S&P MidCap 400 Index         Double (200%)         Diverse, widely traded,
                                                                            mid-capitalization
--------------------------------------------------------------------------------------------------------------------------
UltraSmall-Cap           Russell 2000 Index           Double (200%)         Diverse, small capitalization
--------------------------------------------------------------------------------------------------------------------------
UltraOTC                 NASDAQ-100                   Double (200%)         Large capitalization, most with
                         Index                                              technology and/or growth orientation
--------------------------------------------------------------------------------------------------------------------------
UltraJapan               Nikkei 225                   Double (200%)         Large capitalization, widely traded
                         Stock Average                                      Japanese stocks
--------------------------------------------------------------------------------------------------------------------------

Bearish ProFunds: These ProFunds seek to provide daily investment results, before fees and expenses, that match (100%), increase one and one quarter times (125%) or double (200%) the inverse (opposite) of the daily performance of an index or security.

ProFund                  Index                        Daily Objective       Types of Companies in Index
--------------------------------------------------------------------------------------------------------------------------
Bear                     S&P 500                      100% of the Inverse   Diverse, widely traded, large
                         Index                                              capitalization
--------------------------------------------------------------------------------------------------------------------------
Short Small-Cap          Russell 2000 Index           100% of the Inverse   Diverse, small capitalization
--------------------------------------------------------------------------------------------------------------------------
Short OTC                NASDAQ-100 Index             100% of the Inverse   Large capitalization, most with
                                                                            technology and/or growth orientation
--------------------------------------------------------------------------------------------------------------------------

/1/ A benchmark can be any standard of investment performance to which a mutual fund seeks to measure its return, such as a stock index. A stock index reflects the price of a group of stocks of specified companies. For example, UltraBull ProFund has a benchmark of twice the daily return of the S&P 500 Index.


2 . Profunds Overview

Rising Rates             Most recently issued         125% of the Inverse   U.S. Treasury securities
Opportunity              30-year U.S. Treasury Bond
--------------------------------------------------------------------------------------------------------------------------
UltraBear                S&P 500                      200% of the Inverse   Diverse, widely traded, large
                         Index                                              capitalization
--------------------------------------------------------------------------------------------------------------------------
UltraShort OTC           NASDAQ-100                   200% of the Inverse   Large capitalization, most with
                         Index                                              technology and/or growth orientation

UltraSector ProFunds: The UltraSector ProFunds, other than Precious Metals UltraSector ProFund, seek to provide daily investment results, before fees and expenses, that correspond to 150% of the daily performance of a specified Dow Jones U.S. index.



                      Dow Jones                          Daily
ProFund               U.S. Index                         Objective   Types of Companies in Index
--------------------------------------------------------------------------------------------------------------
Airlines              Airlines                           150%        Securities within the airlines sector of
                                                                     the U.S. equity market
--------------------------------------------------------------------------------------------------------------
Banks                 Banks                              150%        Securities within the banks
                                                                     sector of the U.S. equity market
--------------------------------------------------------------------------------------------------------------
Basic Materials       Basic Materials Sector             150%        Securities within the basic materials
                                                                     sector of the U.S. equity market
--------------------------------------------------------------------------------------------------------------
Biotechnology         Biotechnology                      150%        Securities within the biotechnology
                                                                     sector of the U.S. equity market
--------------------------------------------------------------------------------------------------------------
Consumer Cyclical     Consumer Cyclical                  150%        Securities within the consumer
                      Sector                                         cyclical sector of the U.S. equity market
--------------------------------------------------------------------------------------------------------------
Consumer              Consumer                           150%        Securities within the consumer
Non-Cyclical          Non-Cyclical Sector                            non-cyclical sector of the U.S.
                                                                     equity market
--------------------------------------------------------------------------------------------------------------
Energy                Energy Sector                      150%        Securities within the energy
                                                                     sector of the U.S. equity market
--------------------------------------------------------------------------------------------------------------
Financial             Financial Sector                   150%        Securities within the financial sector
                                                                     of the U.S. equity market
--------------------------------------------------------------------------------------------------------------
Healthcare            Healthcare Sector                  150%        Securities within the healthcare sector
                                                                     of the U.S. equity market
--------------------------------------------------------------------------------------------------------------
Industrial            Industrial Sector                  150%        Securities within the industrial sector
                                                                     of the U.S. equity market
--------------------------------------------------------------------------------------------------------------
Internet              Composite Internet                 150%        Securities within the Internet sector
                                                                     of the U.S. equity market
--------------------------------------------------------------------------------------------------------------
Leisure Goods         Leisure Goods                      150%        Securities within the leisure goods
& Services            & Services                                     and services sector of the U.S. equity
                                                                     market
--------------------------------------------------------------------------------------------------------------
Oil Drilling Equip-   Oil Drilling Equipment             150%        Securities within the oil drilling
ment & Services       & Services                                     equipment and services sector of the
                                                                     U.S. equity market
--------------------------------------------------------------------------------------------------------------
Pharmaceuticals       Pharmaceuticals                    150%        Securities within the pharmaceuticals
                                                                     sector of the U.S. equity market
--------------------------------------------------------------------------------------------------------------
Precious Metals       Philadelphia Stock Exchange        150%        Securities within the gold and silver
                      Gold and Silver Sector(SM) Index               mining sector of the global equity market
--------------------------------------------------------------------------------------------------------------
Real Estate           Real Estate                        150%        Securities within the real estate
                                                                     sector of the U.S. equity market
--------------------------------------------------------------------------------------------------------------
Semiconductor         Semiconductor                      150%        Securities within the semiconductor
                                                                     sector of the U.S. equity market
--------------------------------------------------------------------------------------------------------------
Technology            Technology Sector                  150%        Securities within the technology sector
                                                                     of the U.S. equity market
--------------------------------------------------------------------------------------------------------------
Telecommunications    Telecommunications                 150%        Securities within the
                      Sector                                         telecommunications sector of
                                                                     the U.S. equity market
--------------------------------------------------------------------------------------------------------------
Utilities             Utilities Sector                   150%        Securities within the utilities sector
                                                                     of the U.S. equity market
--------------------------------------------------------------------------------------------------------------
Wireless              Wireless                           150%        Securities within the wireless
Communications        Communications                                 communications sector of the
                                                                     U.S. equity market
--------------------------------------------------------------------------------------------------------------


                                                           Profunds Overview . 3

--------------------------------------------------------------------------------
.. ProFunds Overview
--------------------------------------------------------------------------------


BULLISH PROFUNDS

..    The investment objective of each of Bull ProFund, Mid-Cap ProFund,
     Small-Cap ProFund, OTC ProFund, Asia 30 ProFund, Europe 30 ProFund, Mid-Cap Value ProFund, Mid-Cap Growth ProFund, Small-Cap Value ProFund and Small-Cap Growth ProFund is to seek daily investment results, before fees and expenses, that correspond to the daily performance of its benchmark index.

..    The investment objective of U.S. Government Plus ProFund is to seek daily investment results, before fees and expenses, that correspond to one and one quarter times (125%) the daily price movement of the most recently issued 30-year U.S. Treasury Bond ("Long Bond").

..    The investment objective of each of UltraBull ProFund, UltraDow 30 ProFund,
     UltraMid-Cap ProFund, UltraSmall-Cap ProFund, UltraOTC ProFund and UltraJapan ProFund (collectively, "UltraBullish ProFunds") is to seek daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of a specified stock market index. The investment results of these ProFunds should magnify (both positively and negatively) the daily performance of its benchmark index.


BEARISH PROFUNDS

..    The investment objective of each of Bear ProFund, Short Small-Cap ProFund and Short OTC ProFund is to seek daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of its benchmark index.

..    The investment objective of Rising Rates Opportunity ProFund is to seek daily investment results, before fees and expenses, that correspond to one and one quarter times (125%) the inverse (opposite) of the daily price movement of the most recently issued Long Bond.

..    The investment objective of each of UltraBear ProFund and UltraShort OTC
     ProFund is to seek daily investment results, before fees and expenses, that correspond to double the inverse (opposite) of the daily performance of its benchmark index.

..    The net asset values of shares of these Bearish ProFunds should go down when their benchmark goes up on a given day.


ULTRASECTOR PROFUNDS

..    The investment objective of each of the 21 UltraSector ProFunds (except
     Precious Metals UltraSector ProFund) described in this prospectus is to seek daily investment results, before fees and expenses, that correspond to one and one half times (150%) the daily performance of a specified Dow Jones U.S. index. The investment objective of Precious Metals UltraSector ProFund is to seek daily investment results, before fees and expenses, that correspond to the daily performance of the Philadelphia Stock Exchange Gold and Silver Sector(SM) Index.

..    These ProFunds are designed to allow investors to gain investment exposure to a particular economic sector of the U.S. or global economy.


4 . Profunds Overview

MONEY MARKET PROFUND

The ProFunds also offer Money Market ProFund, which is discussed later in this prospectus.


PRINCIPAL INVESTMENT STRATEGIES

The following discussion of investment strategies covers all the ProFunds, with the exception of Money Market ProFund, whose investment objective and strategies are covered later in this prospectus in the section titled "Money Market ProFund."


In seeking to achieve a ProFund's investment objective of seeking daily investment results, before fees and expenses, that correspond to a specific benchmark, the ProFunds' investment adviser, ProFund Advisors LLC ("ProFund Advisors"), uses a "passive" mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that a ProFund should hold to approximate the performance of its benchmark. ProFund Advisors does not make judgments about the investment merit of a particular security or instrument, nor does it attempt to apply any economic, financial or market analysis. The ProFunds do not take temporary defensive positions.

The ProFunds take positions in securities and other financial instruments that ProFund Advisors believes should have similar investment characteristics as, and simulate the movement of, their respective benchmarks. A ProFund may invest in securities that are not included in the index underlying its benchmark if ProFund Advisors believes it is appropriate in view of the ProFund's investment objective.

Each Bullish ProFund (with the exception of Bull ProFund, OTC ProFund, UltraBull ProFund and UltraOTC ProFund), Short Small-Cap ProFund and each UltraSector ProFund, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have investment characteristics similar to the type of investment suggested by its name. These investments may include, without limitation, securities, futures contracts, options on futures contracts, swap agreements, options on securities and indices, U.S. government securities, repurchase agreements, or a combination of the foregoing. For Asia 30 ProFund, Europe 30 ProFund and UltraJapan ProFund, investments may also include depositary receipts.

The Bullish ProFunds (with the exception of UltraJapan ProFund) and UltraSector ProFunds principally invest in:

..    A combination of securities and financial instruments that in ProFund
     Advisors' opinion should simulate the movement of the appropriate benchmark index;

..    Futures contracts and options on futures contracts; and

..    Financial instruments such as equity caps, collars, floors, swaps, forward contracts, depositary receipts, and options on securities and stock indices.


UltraJapan ProFund principally invests in:

..    Futures contracts on stock indices, and options on futures contracts; and


..    Financial instruments such as equity caps, collars, floors, swaps, structured notes, depositary receipts, and options on securities and stock indices.


In addition, UltraJapan ProFund may invest in a combination of stocks that in ProFund Advisors' opinion should simulate the movement of the Nikkei 225 Stock Average.

                                                           ProFunds Overview . 5

--------------------------------------------------------------------------------
.. ProFunds Overview
--------------------------------------------------------------------------------


The Bearish ProFunds generally do not invest in securities such as common stock of operating companies. Rather, the Bearish ProFunds principally invest in futures contracts, options on futures contracts, options contracts, swaps, forward contracts and other financial instruments, and engage in short sales. Pursuant to the techniques employed for the Bearish ProFunds, these instruments will typically generate a loss if the price of the underlying security or index increases between the date of the employment of the technique and the date on which the ProFund terminates the position.

All of the ProFunds may invest in futures contracts on stock indices, options on futures contracts, and the other financial instruments noted above as a substitute for investing directly in stocks or bonds in order to gain exposure to the appropriate benchmark index or security. Each ProFund may hold U.S. government securities, including government agency securities, money market instruments or cash equivalents. In addition, all of the ProFunds may borrow money for investment purposes.

U.S. Government Plus ProFund, UltraBull ProFund, UltraDow 30 ProFund, UltraMid-Cap ProFund, UltraSmall-Cap ProFund, UltraOTC ProFund, UltraJapan ProFund, Rising Rates Opportunity ProFund, UltraBear ProFund, UltraShort OTC ProFund and the UltraSector ProFunds may invest in futures contracts, options on futures contracts, options contracts, swaps and the other financial instruments noted above in order to produce economically "leveraged" investment results. Leverage is a way to magnify market movements into larger changes in the value of the investments of these ProFunds.

Asia 30 ProFund invests in financial instruments with values that reflect the performance of stocks of Asian companies. Europe 30 ProFund invests in financial instruments with values that reflect the performance of stocks of European companies. UltraJapan ProFund may invest in financial instruments with values that reflect the performance of stocks issued by certain Japanese companies. Asia 30 ProFund, Europe 30 ProFund and UltraJapan ProFund may invest in American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), New York shares and ordinary shares traded on U.S. markets.


WHAT THE PROFUNDS DO

Each ProFund:

..    Seeks to provide its shareholders with predictable daily investment returns approximating its benchmark by investing in securities and other financial instruments. These financial instruments may include futures, options on futures and swaps.

..    Uses a passive mathematical approach to investing its assets.


..    Pursues its objective regardless of market conditions, trends or direction.

..    Seeks to provide positive or negative correlation with its benchmark index on a daily basis.


WHAT THE PROFUNDS DO NOT DO

ProFund Advisors does not:

..    Conduct conventional stock research or analysis, or forecast stock market movement or trends, in managing the assets of the ProFunds.


6 . ProFunds Overview

..    Invest the assets of the ProFunds in stocks or financial instruments based on ProFund Advisors' view of the fundamental prospects of particular companies.

..    Adopt defensive positions by investing in cash or other financial instruments in anticipation of an adverse climate for the benchmark indices of the ProFunds.

In addition, the ProFunds do not seek to provide correlation with their benchmarks over a period of time other than daily because mathematical compounding prevents the ProFunds from achieving such results.


PRINCIPAL RISKS OF INVESTING IN THE PROFUNDS

Like all investments, the ProFunds entail risk. ProFund Advisors cannot guarantee that any ProFund will achieve its investment objective. As with any mutual fund, the ProFunds could lose money, or their performance could trail that of other investment alternatives. Some of the risks that are common (unless otherwise specified) to the ProFunds are:

Market Risk -- The ProFunds are subject to market risks that will affect the value of their shares, including general economic and market conditions, as well as developments that impact specific economic sectors, industries or companies. Investors in the ProFunds, other than the Bearish ProFunds, should normally lose money on days when the index underlying their benchmark declines. Investors in a Bearish ProFund should lose money on days when the index underlying its benchmark increases.

Equity Risk -- The ProFunds, other than U.S. Government Plus ProFund and Rising Rates Opportunity ProFund, may seek exposure to the equity markets. The equity markets are volatile, and the value of securities, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. This volatility may cause the value of an investment in a ProFund to decrease. Small and mid-capitalization companies may lack the financial and personnel resources to handle economic setbacks, and their securities typically are less liquid than larger companies' securities. The risk of equity investing may be particularly acute when a ProFund invests in the securities of issuers with small market capitalization. The Bearish ProFunds respond differently to these risks than positively correlated funds.

Debt Instrument Risk -- Each ProFund may invest in debt instruments, and U.S. Government Plus ProFund and Rising Rates Opportunity ProFund may invest principally in or seek exposure to debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors. Typically, the price of a debt instrument falls when interest rates rise. Debt instruments with longer maturities may fluctuate more in response to interest rate changes than instruments with shorter maturities. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security can repay principal prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer's default on its payment obligations. Such factors may cause the value of an investment in a ProFund to decrease. Although there is no guarantee that a ProFund will achieve its investment objective, the net asset value of U.S. Government Plus ProFund generally should decrease as interest rates rise and the net asset value of Rising Rates Opportunity ProFund should decrease as interest rates fall.

Concentration Risk -- Since each UltraSector ProFund maintains exposure to a limited number of issuers conducting business in a specific market or industry sector, it is subject to the risk that those issuers (or that market sector) will perform poorly, and the UltraSector ProFund will be negatively impacted by that poor performance.


                                                           ProFunds Overview . 7

--------------------------------------------------------------------------------
.. ProFunds Overview
--------------------------------------------------------------------------------

Correlation Risk -- A number of factors may affect a ProFund's ability to achieve a high correlation with its benchmark, and there can be no guarantee that a ProFund will achieve a high degree of correlation. A ProFund may invest in securities or in other financial instruments not included in its underlying index. A ProFund may not have investment exposure to all securities in its underlying index, or its weighting of investment exposure to such stocks may be different from that of the index. A ProFund may be subject to large movements of assets into and out of the ProFund and may receive trade information after the exchange or market closes, potentially resulting in the ProFund being over or under exposed. An exchange or market may close early, which may result in a ProFund being unable to sell or buy securities on that day. An exchange or market may halt trading in securities held by a ProFund, which may result in a ProFund being unable to sell or buy certain options or futures contracts. In such circumstances, a ProFund may be unable to accurately price its outstanding investments or may incur substantial trading losses. These factors may adversely affect a ProFund's correlation with its benchmark. A failure to achieve a high degree of correlation may prevent a ProFund from achieving its investment objective.

Leverage Risk -- U.S. Government Plus ProFund, UltraBull ProFund, UltraDow 30 ProFund, UltraMid-Cap ProFund, UltraSmall-Cap ProFund, UltraOTC ProFund, UltraJapan ProFund, Rising Rates Opportunity ProFund, UltraBear ProFund, UltraShort OTC ProFund and UltraSector ProFunds employ leveraged investment techniques. All of the ProFunds may borrow money for investment purposes. Leveraged investment techniques provide greater investment exposure than a ProFund's investment. Use of leverage can magnify the effects of changes in the value of the ProFunds and makes them more volatile. The leveraged investment techniques that the ProFunds employ should cause investors in these ProFunds to lose more money in adverse environments.

Risks of Aggressive Investment Techniques -- ProFunds use investment techniques that may be considered aggressive. Risks associated with the use of options, swaps, futures contracts and other similar instruments, particularly when used to create leverage, include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index.

Liquidity Risk -- In certain circumstances, such as the disruption of the orderly markets for financial instruments in which the ProFunds invest, the ProFunds might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. This may prevent the ProFunds from limiting losses or realizing gains. This risk may be particularly acute with respect to Precious Metals UltraSector ProFund.

Non-Diversification Risk -- The ProFunds are classified as "non-diversified" under the federal securities laws. They have the ability to concentrate a relatively high percentage of their investments in the securities of a small number of companies, if ProFund Advisors determines that doing so is the most efficient means of meeting their daily objective. This would make the performance of a ProFund more susceptible to a single economic, political or regulatory event than a more diversified mutual fund might be. This risk may be particularly acute with respect to a ProFund whose benchmark index comprises a small number of stocks or other securities.

Active Trading Risk -- ProFund Advisors expects a significant portion of the assets of the ProFunds to come from professional money managers and investors who use ProFunds as part of "market timing" investment strategies. These strategies often call for frequent trading of ProFund shares to take advantage of anticipated


8 . ProFunds Overview
changes in market conditions. Although ProFund Advisors believes its accounting methodology should minimize the effect on ProFunds of such trading, market timing trading could increase the rate of portfolio turnover. A high level of portfolio turnover may negatively impact performance by increasing transaction expenses and generating taxable short-term capital gains. In addition, while the ProFunds do not expect it, large movements of assets into and out of the ProFunds may negatively impact their abilities to achieve their investment objectives or their level of operating expenses. In certain circumstances, a ProFund's expense ratio may vary from current estimates or the historical ratio disclosed in this prospectus.

Swap Counterparty Risk - The ProFunds are subject to credit or performance risk on the amount each ProFund expects to receive from swap agreement counterparties. A swap counterparty default on its payment obligation to a ProFund will cause the value of the ProFund to decrease.

Operational Risk - There can be no assurances that any ProFund will grow to or maintain an economically viable size, in which case management may determine to liquidate the ProFund at a time that may not be opportune for shareholders.


The investment objective of each ProFund is non-fundamental and may be changed without shareholder approval. There can be no assurance that a ProFund will achieve its investment objective.

WHO MAY WANT TO CONSIDER A PROFUNDS INVESTMENT

Bull ProFund, Mid-Cap ProFund, Small-Cap ProFund, OTC ProFund, Asia 30 ProFund and Europe 30 ProFund may be appropriate for investors who want to receive investment results approximating the daily performance of a particular index.

Mid-Cap Value ProFund and Small-Cap Value ProFund may be appropriate for investors who believe that investing in small- and mid-capitalization value stocks will achieve superior results over time, or who want to try to moderate risks associated with more aggressive, growth-oriented investments.

Mid-Cap Growth ProFund and Small-Cap Growth ProFund may be appropriate for investors who believe that investing in small- and mid-capitalization growth stocks will achieve superior results over time.

U.S. Government Plus ProFund may be appropriate for investors who expect the yield on the most recently issued 30-year U.S. Treasury Bond to decrease.

The UltraBullish ProFunds may be appropriate for investors who believe that the value of a particular index will increase, and that by investing with the objective of doubling the index's daily return, they will achieve superior results over time or are seeking to approximate an index's daily return with half the investment required of a conventional mutual fund. Investors in these ProFunds should understand that since each UltraBullish ProFund seeks to double the daily performance of its benchmark index, before fees and expenses, it should have twice the volatility of a conventional index fund and twice the potential for loss.

The Bearish ProFunds, except Rising Rates Opportunity ProFund, may be appropriate for investors who expect the underlying index to decrease and desire to earn a profit as a result of the index declining or who want to protect (hedge) the value of a diversified portfolio of stocks and/or stock mutual funds from a market downturn that they anticipate.

Rising Rates Opportunity ProFund may be appropriate for investors who expect the yield on the most recently issued 30-year U.S. Treasury Bond to increase.

The UltraSector ProFunds may be appropriate for investors who desire to add investments in economic sectors with perceived above average growth potential, who actively rotate their investments to perceived strong sectors and out of


                                                           Profunds Overview . 9
perceived weak sectors, as market and economic conditions change, and who want to hedge against anticipated price decreases of other holdings.

Money Market ProFund may be appropriate for investors who desire a high level of current income consistent with liquidity and preservation of capital.


All of the ProFunds may be appropriate for investors who are executing a strategy that relies on frequent buying, selling, or exchanging among mutual funds or exchanging between stock mutual funds and money market funds. The ProFunds do not limit how often an investor may exchange among ProFunds and do not impose any transaction fee when investors buy, sell or exchange a ProFund, other than a $15 wire redemption fee. No single ProFund is a complete investment program.

IMPORTANT CONCEPTS

..    Leverage and leveraged investment techniques offer a means of magnifying market movements into larger changes in an investment's value.

..    Futures, or futures contracts, are contracts to pay a fixed price for an agreed-upon amount of commodities or securities, or the cash value of the commodity or securities, on an agreed-upon date.

..    Option contracts grant one party a right, for a price, either to buy or sell a security or futures contract at a fixed price during a specified period or on a specified day.

..    Swap agreements are two-party contracts where the parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments.

..    Selling short, or borrowing stock to sell to a third party, is a technique that may be employed by a Bearish ProFund to seek gains when its benchmark index declines or by any ProFund to achieve investment exposure to its benchmark index. If a ProFund returns the security to the lender at a price lower than the price at which it borrowed the security plus interest incurred, the ProFund makes a profit on the difference. If the current market price is greater when the time comes to return the security, the ProFund will incur a loss on the transaction.

..    American Depositary Receipts represent the right to receive securities of foreign issuers deposited in a bank or trust company. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. Investment in ADRs has certain advantages over direct investment in the underlying foreign securities since: (i) ADRs are U.S. dollar-denominated investments that are easily transferable and for which market quotations are readily available, and (ii) issuers whose securities are represented by ADRs are generally subject to auditing, accounting and financial reporting standards similar to those applied to domestic issuers.

..    Global Depositary Receipts are receipts for shares in a foreign-based corporation traded in capital markets around the world. While ADRs permit foreign corporations to offer shares to American citizens, GDRs allow companies in Europe, Asia, the United States and Latin America to offer shares in many markets around the world.


..    New York Shares (or "direct shares") are foreign stocks, denominated in
     U.S. dollars, traded on American exchanges without being converted into ADRs. These stocks come from countries like the Netherlands, Israel, Italy, or Bolivia, that do not restrict the trading of their stocks on other nations' exchanges.

THE PROFUNDS:

..    Are not federally insured
..    Are not guaranteed by any government agency
..    Are not bank deposits
..    Are not guaranteed to achieve their objectives

10 . Profunds Overview

                                    [GRAPHIC]


--------------------------------------------------------------------------------
                               . Bullish ProFunds
--------------------------------------------------------------------------------

The ProFunds contained in this section, except the U.S. Government Plus ProFund, are benchmarked to a specific broad market index. The following chart outlines these ProFunds, their indices and daily objectives.

                                                             Daily
ProFund                Index                                 Objective
--------------------------------------------------------------------------------
Bull                   S&P 500(R)Index                       Match (100%)
Mid-Cap                S&P MidCap 400 Index                  Match (100%)
Small-Cap              Russell 2000(R)Index                  Match (100%)
OTC                    NASDAQ-100 Index(R)                   Match (100%)
Asia 30                ProFunds Asia 30 Index                Match (100%)
Europe 30              ProFunds Europe 30 Index              Match (100%)

Mid-Cap Value          S&P MidCap 400/BARRA Value Index      Match (100%)
Mid-Cap Growth         S&P MidCap 400/BARRA Growth Index     Match (100%)
Small-Cap Value        S&P SmallCap 600/BARRA Value Index    Match (100%)
Small-Cap Growth       S&P SmallCap 600/BARRA Growth Index   Match (100%)

U.S. Government Plus   Most recently issued 30-year          One and one
                       U.S. Treasury Bond                    quarter times (125%)
UltraBull              S&P 500 Index                         Double (200%)
UltraDow 30(SM)        Dow Jones Industrial Average(SM)      Double (200%)
UltraMid-Cap           S&P MidCap 400 Index                  Double (200%)
UltraSmall-Cap         Russell 2000 Index                    Double (200%)
UltraOTC               NASDAQ-100 Index                      Double (200%)
UltraJapan             Nikkei 225 Stock Average              Double (200%)


                                                           Bullish ProFunds . 11

--------------------------------------------------------------------------------
.. Bull ProFund
--------------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENT STRATEGY

Bull ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500(R) Index. Investment strategies common to the ProFunds are discussed in the "Overview" section beginning on page 5.

The S&P 500 Index is a widely used measure of large-cap U.S. stock market performance. It consists of the common stocks of 500 major corporations selected by Standard & Poor's(R) for their market size, liquidity and industry group representation. Standard & Poor's also attempts to assure that the Index reflects the full range and diversity of the U.S. economy.


PRINCIPAL RISK CONSIDERATIONS

The principal risks associated with Bull ProFund are discussed in the "Overview" section beginning on page 7.


FUND PERFORMANCE

The bar chart below shows how the performance of Bull ProFund Investor Class Shares has varied from year to year, and the table shows how the average annual returns for the Investor Class and Service Class Shares compare to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.


Annual Returns as of December 31 each year

                                     [CHART]

 1998    1999    2000     2001
-----   -----   ------   ------
26.57%  17.18%  -12.48%  -15.30%


During the period covered in the bar chart, the highest return on Investor Class Shares of Bull ProFund for one quarter was 20.37% (quarter ended December 31,
1998) and the lowest return was -15.54% (quarter ended September 30, 2001).


12 . Bullish ProFunds

Average Annual Total Returns         One       Since       Inception
As of December 31, 2001              Year      Inception   Date
--------------------------------------------------------------------
Investor Class Shares                                       12/01/97
   . Before Taxes                    -15.30%     2.07%
   . After Taxes on Distributions    -15.30%     1.93%
   . After Taxes on Distributions
     and Sale of Shares               -9.31%     1.63%
Service Class Shares/(1)/            -16.09%     1.20%      12/01/97
S&P 500(R)Index/(2)/                 -13.04%     4.09%      12/01/97



/(1)/ Reflects no deduction for taxes.
/(2)/ Reflects no deduction for fees, expenses or taxes.


FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of Bull ProFund.

Shareholder Fees: (paid directly from your investment)

Wire Redemption Fee                     $15 (This charge may be waived at the
                                        discretion of the ProFunds.)



Annual Operating Expenses                       Investor   Service
(as a percentage of average daily net assets)   Class      Class
------------------------------------------------------------------
Investment Advisory Fees                          0.75%      0.75%
Distribution and Service (12b-1) Fees             None       1.00%
Other Expenses                                    1.28%      1.33%
                                                 -----      -----
Total Annual ProFund Operating Expenses           2.03%      3.08%
Fee Waivers/Reimbursements*                      -0.08%     -0.13%
                                                 -----      -----
Total Net Annual ProFund Operating Expenses       1.95%      2.95%



* ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.95% for Investor Class Shares and 2.95% for Service Class Shares through December 31, 2002. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be repaid to ProFund Advisors to the extent that the repayment will not cause the fund's expenses to exceed the stated limit. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Bull ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:



                        1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------
Investor Class Shares    $198      $629     $1,086    $2,352
Service Class Shares     $298      $939     $1,604    $3,383


                                                           Bullish ProFunds . 13

--------------------------------------------------------------------------------
.. Mid-Cap ProFund
--------------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENT STRATEGY

Mid-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400 Index. Investment strategies common to the ProFunds are discussed in the "Overview" section beginning on page 5.

The S&P MidCap 400 Index is a widely used measure of medium-capitalization U.S. company stock performance. It consists of the common stocks of 400 major corporations selected by Standard & Poor's(R) for their market size, liquidity and industry group representation. Standard & Poor's also attempts to assure that the Index reflects the full range and diversity of the U.S. economy.


PRINCIPAL RISK CONSIDERATIONS

In addition to the common risks discussed in the "Overview" section beginning on page 7, Mid-Cap ProFund is also subject to the following risk:

Mid-Cap Company Risk - Mid-Cap ProFund could experience risks that a fund which invests primarily in large-capitalization, widely traded companies would not. Such risks could include:

..    Mid-cap company stocks tend to have greater fluctuations in price than the stocks of large companies, but not as drastic as the stocks of small companies; and

..    Stocks of mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies.


FUND PERFORMANCE

Because Mid-Cap ProFund commenced operations on September 4, 2001, it does not have a record of performance for a calendar year to compare against other mutual funds or broad measures of securities market performance, such as indices.


14 . Bullish ProFunds

FEES AND EXPENSES OF THE FUND

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of Mid-Cap ProFund during its first year of operations.


Shareholder Fees: (paid directly from your investment)

   Wire Redemption Fee                     $15 (This charge may be waived at the
                                           discretion of the ProFunds.)

Annual Operating Expenses                       Investor   Service
(as a percentage of average daily net assets)   Class      Class
------------------------------------------------------------------
Investment Advisory Fees                          0.75%     0.75%
Distribution and Service (12b-1) Fees             None      1.00%
Other Expenses*                                   0.85%     0.85%
                                                  ----      -----
Total Annual ProFund Operating Expenses           1.60%     2.60%

* "Other Expenses" are estimates, as this fund had not been in operations for six months as of December 31, 2001.

Example: This example is intended to help you compare the cost of investing in Mid-Cap ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                        1 Year   3 Years
----------------------------------------
Investor Class Shares    $163      $505
Service Class Shares     $263      $808


                                                           Bullish ProFunds . 15

--------------------------------------------------------------------------------
.. Small-Cap ProFund
--------------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENT STRATEGY

Small-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Russell 2000(R) Index. Investment strategies common to the ProFunds are discussed in the "Overview" section beginning on page 5.

The Russell 2000 Index is an unmanaged index consisting of approximately 2,000 (1,905 as of March 31, 2002) of the smallest U.S.-domiciled publicly traded common stocks that are included in the Russell 3000(R) Index. These common stocks represent approximately 8% of the total market capitalization of the Russell 3000 Index, which, in turn, represents approximately 98% of the investable U.S. equity market.


PRINCIPAL RISK CONSIDERATIONS

In addition to the common risks discussed in the "Overview" section beginning on page 7, Small-Cap ProFund is also subject to the following risk:

Small Company Investment Risk -- Small-Cap ProFund could experience greater risks than a fund which invests primarily in large-capitalization, widely traded companies, such as:


..    Small company stocks tend to have greater fluctuations in price than the stocks of large companies;

..    There can be a shortage of reliable information on certain small companies, which at times can pose a risk;

..    Small companies tend to lack the financial and personnel resources to handle industry-wide setbacks and, as a result, such setbacks could have a greater effect on the companies' share prices; and

..    Small company stocks are typically less liquid than large company stocks and liquidating positions in turbulent market conditions could become difficult.

FUND PERFORMANCE

Because Small-Cap ProFund commenced operations on September 4, 2001, it does not have a record of performance for a calendar year to compare against other mutual funds or broad measures of securities market performance, such as indices.


16 . Bullish ProFunds

FEES AND EXPENSES OF THE FUND

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of Small-Cap ProFund during its first year of operations.


Shareholder Fees: (paid directly from your investment)

   Wire Redemption Fee                     $15 (This charge may be waived at the
                                           discretion of the ProFunds.)

Annual Operating Expenses                       Investor   Service
(as a percentage of average daily net assets)   Class      Class
------------------------------------------------------------------
Investment Advisory Fees                          0.75%     0.75%
Distribution and Service (12b-1) Fees             None      1.00%
Other Expenses*                                   0.85%     0.85%
                                                  ----      ----
Total Annual ProFund Operating Expenses           1.60%     2.60%

* "Other Expenses" are estimates, as this fund had not been in operations for six months as of December 31, 2001.

Example: This example is intended to help you compare the cost of investing in Small-Cap ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                        1 Year   3 Years
----------------------------------------
Investor Class Shares    $163      $505
Service Class Shares     $263      $808


                                                           Bullish ProFunds . 17

--------------------------------------------------------------------------------
.. OTC ProFund
--------------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENT STRATEGY

OTC ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the NASDAQ-100 Index(R). Investment strategies common to the ProFunds are discussed in the "Overview" section beginning on page 5.

The NASDAQ-100 Index contains 100 of the largest market capitalization and most active non-financial domestic and international companies listed on the NASDAQ Stock Market. Eligibility criteria for the NASDAQ-100 Index include a minimum average daily trading volume of 100,000 shares. If the security is a foreign security, the company must have a world wide market value of at least $10 billion, a U.S. market value of at least $4 billion, and average trading volume of at least 200,000 shares per day.

PRINCIPAL RISK CONSIDERATIONS

In addition to the common risks discussed in the "Overview" section beginning on page 7, OTC ProFund is also subject to the following risk:

Technology Concentration Risk -- To the extent the NASDAQ-100 Index is currently concentrated in issuers conducting business in the technology sector, the technology companies making up OTC ProFund's investments are subject to risks such as:

..    intense competition, both domestically and internationally;

..    limited product lines, markets, financial resources or personnel;

..    product obsolescence due to rapid technological developments and frequent new product introduction;

..    dramatic and often unpredictable changes in growth rates and competition for qualified personnel; and

..    heavy dependence on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

FUND PERFORMANCE

The bar chart below shows the performance of OTC ProFund Investor Class Shares last year, and the table shows how the average annual returns for the Investor Class and Service Class Shares compare to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.


18 . Bullish ProFunds

Annual Return as of December 31


                                    [CHART]

 2001
------
-31.33


During the period covered in the bar chart, the highest return on Investor Class Shares of OTC ProFund for one quarter was 34.57% (quarter ended December 31,
2001) and the lowest return was -36.65% (quarter ended September 30, 2001).

Average Annual Total Returns         One       Since       Inception
As of December 31, 2001              Year      Inception   Date
--------------------------------------------------------------------
Investor Class Shares                                       08/07/00
   . Before Taxes                    -31.33%    -44.89%
   . After Taxes on Distributions    -31.33%    -44.89%
   . After Taxes on Distributions
     and Sale of Shares              -19.08%    -34.98%
Service Class Shares/(1)/            -32.14%    -45.38%     08/07/00
NASDAQ-100 Index(R)/(2)/             -32.65%    -45.73%     08/07/00

/(1)/ Reflects no deduction for taxes.
/(2)/ Reflects no deduction for fees, expenses or taxes.


FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of OTC ProFund.


Shareholder Fees: (paid directly from your investment)

   Wire Redemption Fee                      $15(This charge may be waived at the
                                            discretion of the ProFunds.)



Annual Operating Expenses                       Investor   Service
(as a percentage of average daily net assets)   Class      Class
------------------------------------------------------------------
Investment Advisory Fees                          0.70%      0.70%
Distribution and Service (12b-1) Fees             None       1.00%
Other Expenses                                    1.70%      1.75%
                                                 -----      -----
Total Annual ProFund Operating Expenses           2.40%      3.45%
Fee Waivers/Reimbursements*                      -0.45%     -0.50%
                                                 -----      -----
Total Net Annual ProFund Operating Expenses       1.95%      2.95%



* ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.95% for Investor Class Shares and 2.95% for Service Class Shares through December 31, 2002. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be repaid to ProFund Advisors to the extent that the repayment will not cause the fund's expenses to exceed the stated limit. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in OTC ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:


                        1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------

Investor Class Shares    $198     $  706    $1,240    $2,702
Service Class Shares     $298     $1,013    $1,751    $3,697


                                                           Bullish ProFunds . 19

--------------------------------------------------------------------------------
.. Asia 30 ProFund
--------------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENT STRATEGY

Asia 30 ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Asia 30 Index. Investment strategies common to the ProFunds are discussed in the "Overview" section beginning on page 5.

The ProFunds Asia 30 Index, created by ProFund Advisors, is composed of the 30 largest market capitalization companies whose principal offices are located in the Asia/Pacific region, excluding Japan, and whose securities are traded on U.S. exchanges or on the NASDAQ as depositary receipts or ordinary shares. The companies whose securities currently comprise the Index are located in Australia, China, Hong Kong, India, Indonesia, New Zealand, the Philippines, South Korea, Singapore and Taiwan. The component companies in the ProFunds Asia 30 Index are determined annually based upon the market capitalization of each company. Their relative weights are determined based on a modified market capitalization method. Asia 30 ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. The component companies of the Index as of the date of this prospectus are listed in an appendix to the Statement of Additional Information.

PRINCIPAL RISK CONSIDERATIONS

In addition to the common risks discussed in the "Overview" section beginning on page 7, Asia 30 ProFund is also subject to the following risks:

Foreign Investment Risk

..    Because it focuses its investments in issuers located in Asia, Asia 30
     ProFund may be particularly susceptible to economic, political or regulatory events affecting Asian companies, and Asian countries generally. For example, in 1997 and 1998, the values of some Asian currencies declined, triggering a loss of investor confidence that resulted in a decline in the value of the stock markets, and individual company stocks, in the affected countries. Similar devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations.
..    Certain Asian countries may lack uniform accounting and disclosure standards, or have standards that differ from U.S. standards. Accordingly, Asia 30 ProFund may not have access to adequate or reliable company information.
..    Asian stocks may be more volatile than their U.S. counterparts for a variety of reasons, such as economic or political developments, demographic changes, market inefficiencies, or a higher risk that essential investment information is incomplete, unavailable or wrong.
..    Securities purchased by Asia 30 ProFund may be impacted by fluctuations in foreign currencies. Their value could change significantly as the currencies strengthen or weaken relative to the U.S. dollar. ProFund Advisors does not engage in activities designed to hedge against foreign currency fluctuations.

Small Company Investment Risk -- Asia 30 ProFund could experience greater risks than a fund which invests primarily in larger-capitalization, widely traded companies, such as:

..    Small company stocks tend to have greater fluctuations in price than the stocks of larger companies.
..    There can be a shortage of reliable information on certain small companies, which at times can pose a risk.
..    Small companies tend to lack the financial and personnel resources to handle industry-wide setbacks and, as a result, such setbacks could have a greater effect on the companies' share prices.


20 . Bullish ProFunds

..    Small company stocks are typically less liquid than large company stocks and liquidating positions in turbulent market conditions could become difficult.

Semiconductor Concentration Risk -- To the extent the ProFunds Asia 30 Index is concentrated in issuers conducting business in the semiconductor sector, the semiconductor companies making up Asia 30 ProFund's investments are subject to risks such as:

..    The prices of the securities of semiconductor companies may fluctuate widely due to risks of rapid obsolescence of products.
..    These companies face intense competition, and may face competition from subsidized competitors with lower production costs.
..    The economic performance of the customers of semiconductor companies.
..    Research costs and the risks that their products may not prove commercially successful.
..    The securities of companies in the semiconductor sector may underperform those of other sectors and/or fixed income investments.

Telecommunications Industry Concentration Risk -- To the extent the ProFunds Asia 30 Index is concentrated in issuers conducting business in the telecommunications sector, the telecommunications companies making up Asia 30 ProFund's investments are subject to risks such as:

..    Companies in this sector need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology.
..    Technological innovations may make the products and services of telecommunications companies obsolete.
..    The securities of companies in the telecommunications sector may underperform those of other sectors and/or fixed income investments.

FUND PERFORMANCE

Because Asia 30 ProFund is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.

FEES AND EXPENSES OF THE FUND

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of Asia 30 ProFund during its first year of operations.

Shareholder Fees: (paid directly from your investment)

   Wire Redemption Fee                     $15 (This charge may be waived at the
                                           discretion of the ProFunds.)

Annual Operating Expenses                       Investor   Service
(as a percentage of average daily net assets)   Class      Class
------------------------------------------------------------------
Investment Advisory Fees                          0.75%     0.75%
Distribution and Service (12b-1) Fees             None      1.00%
Other Expenses*                                   0.68%     0.68%
                                                  ----      ----
Total Annual ProFund Operating Expenses           1.43%     2.43%

*    "Other Expenses" are estimates.

Example: This example is intended to help you compare the cost of investing in Asia 30 ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                        1 Year    3 Years
-----------------------------------------
Investor Class Shares    $146      $452
Service Class Shares     $246      $758


                                                           Bullish ProFunds . 21

--------------------------------------------------------------------------------
> Europe 30 ProFund
  (formerly UltraEurope ProFund)
--------------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENT STRATEGY


Europe 30 ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Europe 30 Index. Investment strategies common to the ProFunds are discussed in the "Overview" section beginning on page 5.

The ProFunds Europe 30 Index, created by ProFund Advisors, is composed of the 30 largest market capitalization companies whose principal offices are located in Europe and whose securities are traded on U.S. exchanges or on the NASDAQ as ADRs. The component companies of the Index as of the date of this prospectus are listed in an appendix to the Statement of Additional Information.

PRINCIPAL RISK CONSIDERATIONS

In addition to the common risks discussed in the "Overview" section beginning on page 7, Europe 30 ProFund is also subject to the following risk:

Foreign Investment Risk

..    Because it focuses its investments in issuers located in Europe, Europe 30
     ProFund may be particularly susceptible to economic, political or regulatory events affecting European companies, and European countries generally. For example, European companies could be hurt by such factors as regional economic downturns, policies adopted in the European Economic and Monetary Union, or difficulties experienced as certain countries, and particularly those in Eastern Europe, implement significant free market economic reforms.

..    Certain European countries may lack uniform accounting and disclosure standards, or have standards that differ from U.S. standards. Accordingly, Europe 30 ProFund may not have access to adequate or reliable company information.
..    European stocks may be more volatile than their U.S. counterparts for a variety of reasons, such as economic or political developments, demographic changes, market inefficiencies, or a higher risk that essential investment information is incomplete, unavailable or wrong.

..    The value of ADRs could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. ProFund Advisors does not engage in activities designed to hedge against foreign currency fluctuations.


FUND PERFORMANCE

The bar chart below shows how the performance of Europe 30 ProFund Investor Class Shares has varied from year to year, and the table shows how the average annual returns for the Investor Class and Service Class Shares compare to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account.

Please note that the performance information below reflects performance of Europe 30 ProFund during a period (prior to September 4, 2001) when it pursued the investment goal of seeking daily investment results, before fees and expenses, that corresponded to twice (200%) the daily performance of a different benchmark index, the ProFunds Europe Index ("PEI"). The PEI averaged, on an equal-weighted basis, the daily U.S. dollar results of three European stock indices: the Financial Times Stock Exchange 100 Index ("FTSE-100"), the Deutsche Aktienindex ("DAX") and the CAC-40, each of which is described below.


22 . Bullish ProFunds

Annual Returns as of December 31 each year

                                     [CHART]

  2000     2001
-------   ------
-33.55%   -44.28%


During the period covered in the bar chart, the highest return on Investor Class Shares of Europe 30 ProFund for one quarter was 5.87% (quarter ended December 31, 2001) and the lowest return was -29.62% (quarter ended March 31, 2001).



Average Annual Total Returns         One       Since       Inception
As of December 31, 2001              Year      Inception   Date
-------------------------------------------------------------------
Investor Class Shares                                      03/15/99
   . Before Taxes                    -44.28%   -21.62%
   . After Taxes on Distributions    -44.28%   -23.53%
   . After Taxes on Distributions
     and Sale of Shares              -26.97%   -16.90%
Service Class Shares/(1)/            -45.02%   -22.40%     03/15/99
Dow Jones STOXX 50/(2)/ /(3)/        -23.49%    -6.03%     03/15/99
FTSE-100/(2)/ /(4)/                  -18.37%    -9.64%     03/15/99
DAX/(2)/ /(5)/                       -24.56%    -6.47%     03/15/99
CAC-40/(2)/ /(6)/                    -26.60%    -3.96%     03/15/99
ProFunds Europe Index/(2)/           -23.56%    -6.64%     03/15/99
ProFunds Europe 30 Index/(2)/        -24.47%    -9.97%     10/18/99

/(1)/ Reflects no deduction for taxes.
/(2)/ Reflects no deduction for fees, expenses or taxes.
/(3)/ The Dow Jones STOXX 50 is a capitalization-weighted index of 50 European blue-chip stocks.
/(4)/ The FTSE-100 is a capitalization-weighted index of the 100 most highly capitalized companies traded on the London StockExchange.
/(5)/ The DAX is a total rate of return index of 30 selected German blue-chip stocks traded on the Frankfurt Stock Exchange.
/(6)/ The CAC-40 is a capitalization-weighted index of 40 companies listed on the Paris Stock Exchange.



FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of Europe 30 ProFund.

Shareholder Fees: (paid directly from your investment)

   Wire Redemption Fee                       $15 (This charge may be waived at
                                             the discretion of the ProFunds.)




Annual Operating Expenses*                      Investor   Service
(as a percentage of average daily net assets)   Class      Class
------------------------------------------------------------------
Investment Advisory Fees                          0.75%      0.75%
Distribution and Service (12b-1) Fees             None       1.00%
Other Expenses                                    1.55%      1.55%
                                                 -----      -----
Total Annual ProFund Operating Expenses           2.30%      3.30%
Fee Waivers/Reimbursements**                     -0.35%     -0.35%
                                                 -----      -----
Total Net Annual ProFund Operating Expenses       1.95%      2.95%



* The information shown in the table has been revised to show current fees and estimated expenses since, prior to September 4, 2001, the fund was named "UltraEurope ProFund", had a different investment objective and paid an investment advisory fee of 0.90% of its average daily net assets.
** ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.95% for Investor Class Shares and 2.95% for Service Class Shares through December 31, 2002. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be repaid to ProFund Advisors to the extent that the repayment will not cause the fund's expenses to exceed the stated limit. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Europe 30 ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:


                        1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------

Investor Class Shares    $198      $685     $1,198    $2,609
Service Class Shares     $298      $983     $1,692    $3,571


                                                            Bullish ProFund . 23

--------------------------------------------------------------------------------
.. Mid-Cap Value ProFund
--------------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENT STRATEGY

Mid-Cap Value ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400/BARRA Value Index. Investment strategies common to the ProFunds are discussed in the "Overview" section beginning on page 5.

The S&P MidCap 400/BARRA Value Index is a capitalization-weighted index that comprises all of the stocks (239 stocks as of March 31, 2002) in the S&P MidCap 400 Index that have low price-to-book ratios. The Index is rebalanced semi-annually on or about January 1st and July 1st and consists of approximately half of the companies in the S&P MidCap 400 Index.

The S&P MidCap 400 Index is a widely used measure of medium-capitalization U.S. stock market performance. It consists of the common stocks of 400 major corporations selected by Standard & Poor's(R) for their market size, liquidity and industry group representation. Standard & Poor's also attempts to assure that the Index reflects the full range and diversity of the U.S. economy.


PRINCIPAL RISK CONSIDERATIONS

In addition to the common risks discussed in the "Overview" section beginning on page 7, Mid-Cap Value ProFund is also subject to the following risks:


Mid-Cap Company Investment Risk -- Mid-Cap Value ProFund could experience risks that a fund which invests primarily in large-capitalization, widely traded companies would not. Such risks could include:

..    Mid-cap company stocks tend to have greater fluctuations in price than the stocks of large companies, but not as drastic as the stocks of small companies; and

..    Stocks of mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies.


Value Investing Risk -- An investment in Mid-Cap Value ProFund cannot assure moderation of investment risk. There is no guarantee that a value stock is, in fact, undervalued, or that the market will ever recognize its true value. In addition, investing in value stocks may produce more modest gains than investing in more growth-oriented stocks.

FUND PERFORMANCE

Because Mid-Cap Value ProFund commenced operations on September 4, 2001, it does not have a record of performance for a calendar year to compare against other mutual funds or broad measures of securities market performance, such as indices.


24 . Bullish ProFunds

FEES AND EXPENSES OF THE FUND

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of Mid-Cap Value ProFund during its first year of operations.


Shareholder Fees: (paid directly from your investment)

   Wire Redemption Fee                  $15 (This charge may be waived at
                                        the discretion of the ProFunds.)



Annual Operating Expenses                       Investor   Service
(as a percentage of average daily net assets)   Class      Class
------------------------------------------------------------------
Investment Advisory Fees                         0.75%      0.75%
Distribution and Service (12b-1) Fees            None       1.00%
Other Expenses*                                  0.85%      0.85%
                                                 ----       ----
Total Annual ProFund Operating Expenses          1.60%      2.60%

* "Other Expenses" are estimates, as this fund had not been in operations for six months as of December 31, 2001.

Example: This example is intended to help you compare the cost of investing in Mid-Cap Value ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:


                        1 Year   3 Years
------------------------------------------

Investor Class Shares    $163     $505
Service Class Shares     $263     $808


                                                           Bullish ProFunds . 25

--------------------------------------------------------------------------------
.. Mid-Cap Growth ProFund
--------------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENT STRATEGY

Mid-Cap Growth ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400/BARRA Growth Index. Investment strategies common to the ProFunds are discussed in the "Overview" section beginning on page 5.

The S&P MidCap 400/BARRA Growth Index is a capitalization-weighted index that comprises all of the stocks (161 stocks as of March 31, 2002) in the S&P MidCap 400 Index that have high price-to-book ratios. The Index is rebalanced semi-annually on or about January 1st and July 1st and consists of approximately half of the companies in the S&P MidCap 400 Index.

The S&P MidCap 400 Index is a widely used measure of medium-capitalization U.S. company stock performance. It consists of the common stocks of 400 major corporations selected by Standard & Poor's(R) for their market size, liquidity and industry group representation. Standard & Poor's also attempts to assure that the Index reflects the full range and diversity of the U.S. economy.


PRINCIPAL RISK CONSIDERATIONS

In addition to the common risks discussed in the "Overview" section beginning on page 7, Mid-Cap Growth ProFund is also subject to the following risks:


Mid-Cap Company Investment Risk -- Mid-Cap Growth ProFund could experience risks that a fund which invests primarily in large-capitalization, widely traded companies would not. Such risks could include:

..    Mid-cap company stocks tend to have greater fluctuations in price than the stocks of large companies, but not as drastic as the stocks of small companies; and

..    Stocks of mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies.

Growth Investing Risk -- An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. In addition, growth stocks may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

FUND PERFORMANCE

Because Mid-Cap Growth ProFund commenced operations on September 4, 2001, it does not have a record of performance for a calendar year to compare against other mutual funds or broad measures of securities market performance, such as indices.


26 . Bullish ProFunds

FEES AND EXPENSES OF THE FUND

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of Mid-Cap Growth ProFund during its first year of operations.


Shareholder Fees: (paid directly from your investment)

   Wire Redemption Fee                       $15 (This charge may be waived at
                                             the discretion of the ProFunds.)



Annual Operating Expenses                       Investor   Service
(as a percentage of average daily net assets)   Class      Class
------------------------------------------------------------------
Investment Advisory Fees                          0.75%     0.75%
Distribution and Service (12b-1) Fees             None      1.00%
Other Expenses*                                   0.85%     0.85%
                                                  ----      -----
Total Annual ProFund Operating Expenses           1.60%     2.60%

* "Other Expenses" are estimates, as this fund had not been in operations for six months as of December 31, 2001.

Example: This example is intended to help you compare the cost of investing in Mid-Cap Growth ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:


                        1 Year    3 Years
-----------------------------------------

Investor Class Shares    $163      $505
Service Class Shares     $263      $808


                                                           Bullish ProFunds . 27

--------------------------------------------------------------------------------
.. Small-Cap Value ProFund
--------------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENT STRATEGY

Small-Cap Value ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/BARRA Value Index. Investment strategies common to the ProFunds are discussed in the "Overview" section beginning on page 5.

The S&P SmallCap 600/BARRA Value Index is a capitalization-weighted index that comprises all of the stocks (379 stocks as of March 31, 2002) in the S&P SmallCap 600 Index that have low price-to-book ratios. The S&P SmallCap 600 Index is an unmanaged index comprising 600 domestic stocks, with a market capitalization valued at under one billion dollars, chosen for market size, liquidity and industry group representation. The Index comprises stocks from the industrial, utility, financial and transportation sectors. Standard & Poor's
(R) also attempts to assure that the Index reflects the full range and diversity of the U.S. economy.


PRINCIPAL RISK CONSIDERATIONS

In addition to the common risks discussed in the "Overview" section beginning on page 7, Small-Cap Value ProFund is also subject to the following risks:

Small-Cap Investment Risk - Small-Cap Value ProFund could experience greater risks than a fund which invests primarily in large-capitalization, widely traded companies, such as:

..    Small company stocks tend to have greater fluctuations in price than the stocks of large companies;

..    There can be a shortage of reliable information on certain small companies, which at times can pose a risk;

..    Small companies tend to lack the financial and personnel resources to handle industry-wide setbacks and, as a result, such setbacks could have a greater effect on the companies' share prices; and

..    Small company stocks are typically less liquid then large company stocks and liquidating positions in turbulent market conditions could become difficult.

Value Investing Risk -- An investment in Small-Cap Value ProFund cannot assure moderation of investment risk. There is no guarantee that a value stock is, in fact, undervalued, or that the market will ever recognize its true value. In addition, investing in value stocks may produce more modest gains than investing in more growth-oriented stocks.

FUND PERFORMANCE

Because Small-Cap Value ProFund commenced operations on September 4, 2001, it does not have a record of performance for a calendar year to compare against other mutual funds or broad measures of securities market performance, such as indices.


28 . Bullish ProFunds

FEES AND EXPENSES OF THE FUND

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of Small-Cap Value ProFund during its first year of operations.


Shareholder Fees: (paid directly from your investment)

   Wire Redemption Fee                  $15 (This charge may be waived at
                                        the discretion of the ProFunds.)



Annual Operating Expenses                       Investor   Service
(as a percentage of average daily net assets)   Class      Class
------------------------------------------------------------------
Investment Advisory Fees                          0.75%     0.75%
Distribution and Service (12b-1) Fees             None      1.00%
Other Expenses*                                   0.85%     0.85%
                                                  ----      ----
Total Annual ProFund Operating Expenses           1.60%     2.60%

* "Other Expenses" are estimates, as this fund had not been in operations for six months as of December 31, 2001.

Example: This example is intended to help you compare the cost of investing in Small-Cap Value ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:


                        1 Year    3 Years
-----------------------------------------

Investor Class Shares    $163      $505
Service Class Shares     $263      $808


                                                           Bullish ProFunds . 29

--------------------------------------------------------------------------------
.. Small-Cap Growth ProFund
--------------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENT STRATEGY

Small-Cap Growth ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/BARRA Growth Index. Investment strategies common to the ProFunds are discussed in the "Overview" section beginning on page 5.

The S&P SmallCap 600/BARRA Growth Index is a capitalization-weighted index that comprises all of the stocks (221 stocks as of March 31, 2002) in the S&P SmallCap 600 Index that have high price-to-book ratios. The S&P SmallCap 600 Index is an unmanaged index comprising 600 domestic stocks, with a market capitalization valued at under one billion dollars, chosen for market size, liquidity and industry group representation. The Index comprises stocks from the industrial, utility, financial and transportation sectors. Standard & Poor's(R) also attempts to assure that the Index reflects the full range and diversity of the U.S. economy.


PRINCIPAL RISK CONSIDERATIONS

In addition to the common risks discussed in the "Overview" section beginning on page 7, Small-Cap Growth ProFund is also subject to the following risks:

Small Company Investment Risk - Small-Cap Growth ProFund could experience greater risks than a fund which invests primarily in large-capitalization, widely traded companies, such as:


..    Small company stocks tend to have greater fluctuations in price than the stocks of large companies;

..    There can be a shortage of reliable information on certain small companies, which at times can pose a risk;

..    Small companies tend to lack the financial and personnel resources to handle industry-wide setbacks and, as a result, such setbacks could have a greater effect on the companies' share prices; and

..    Small company stocks are typically less liquid than large company stocks and liquidating positions in turbulent market conditions could become difficult.

Growth Investing Risk -- An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. In addition, growth stocks may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

Fund Performance

Because Small-Cap Growth ProFund commenced operations on September 4, 2001, it does not have a record of performance for a calendar year to compare against other mutual funds or broad measures of securities market performance, such as indices.


30 . Bullish ProFunds

FEES AND EXPENSES OF THE FUND

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of Small-Cap Growth ProFund during its first year of operations.


Shareholder Fees: (paid directly from your investment)

   Wire Redemption Fee                     $15(This charge may be waived at the
                                           discretion of the ProFunds.)



Annual Operating Expenses                       Investor   Service
(as a percentage of average daily net assets)   Class      Class
------------------------------------------------------------------
Investment Advisory Fees                          0.75%     0.75%
Distribution and Service (12b-1) Fees             None      1.00%
Other Expenses*                                   0.85%     0.85%
                                                  ----      ----
Total Annual ProFund Operating Expenses           1.60%     2.60%

* "Other Expenses" are estimates, as this fund had not been in operations for six months as of December 31, 2001.

Example: This example is intended to help you compare the cost of investing in Small-Cap Growth ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:


                        1 Year   3 Years
----------------------------------------

Investor Class Shares    $163     $505
Service Class Shares     $263     $808


                                                           Bullish ProFunds . 31

--------------------------------------------------------------------------------
.. U.S. Government Plus ProFund
--------------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENT STRATEGY

U.S. Government Plus ProFund seeks daily investment results, before fees and expenses, that correspond to one and one quarter times (125%) the daily price movement of the most recently issued 30-year U.S. Treasury Bond ("Long Bond"). If U.S. Government Plus ProFund is successful in meeting its objective, the net asset value of its shares should increase 125% as much as any daily increase in the price of the Long Bond on a given day. Conversely, the net asset value of shares of U.S. Government Plus ProFund should decrease 125% as much as any daily decrease in the price of the Long Bond on a given day.

Investment strategies common to the ProFunds are discussed in the "Overview" section beginning on page 5.

PRINCIPAL RISK CONSIDERATIONS

In addition to the common risks discussed in the "Overview" section beginning on page 7, U.S. Government Plus ProFund is also subject to the following risks:

Interest Rate Risk -- Debt securities generally are subject to interest rate risk, which is the risk that the securities may fluctuate in value due to changes in interest rates and other factors. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. The value of securities with longer maturities may fluctuate more in response to interest rate changes than that of securities with shorter maturities.

Repurchase Agreement Risk -- A repurchase agreement exposes U.S. Government Plus ProFund to the risk that the party that sells the securities may default on its obligation to repurchase them. In this circumstance, U.S. Government Plus ProFund can lose money because:

..    it may not be able to sell the securities at the agreed-upon time and price; or

..    the securities lose value before they can be sold.

FUND PERFORMANCE

Because U.S. Government Plus ProFund is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.


32 . Bullish ProFunds

FEES AND EXPENSES OF THE FUND

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of U.S. Government Plus ProFund during its first year of operations.

Shareholder Fees: (paid directly from your investment)

   Wire Redemption Fee                     $15(This charge may be waived at the
                                           discretion of the ProFunds.)

Annual Operating Expenses                       Investor   Service
(as a percentage of average daily net assets)   Class      Class
------------------------------------------------------------------
Investment Advisory Fees                         0.50%     0.50%
Distribution and Service (12b-1) Fees                      1.00%
Other Expenses*                                  0.70%     0.70%
                                                 ----      ----
Total Annual ProFund Operating Expenses          1.20%     2.20%

*    "Other Expenses" are estimates.

Example: This example is intended to help you compare the cost of investing in U.S. Government Plus ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                        1 Year   3 Years
----------------------------------------
Investor Class Shares    $122      $381
Service Class Shares     $223      $688


                                                           Bullish ProFunds . 33

--------------------------------------------------------------------------------
.. UltraBull ProFund
--------------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENT STRATEGY

UltraBull ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P 500(R) Index. If UltraBull ProFund is successful in meeting its objective, it should gain approximately twice as much as the S&P 500 Index when the prices of the securities in the S&P 500 Index rise on a given day and should lose approximately twice as much when such prices decline on a given day. Investment strategies common to the ProFunds are discussed in the "Overview" section beginning on page 5.

The S&P 500 Index is a widely used measure of large-cap U.S. stock market performance. It consists of the common stocks of 500 major corporations selected by Standard & Poor's(R) for their market size, liquidity and industry group representation. Standard & Poor's also attempts to assure that the Index reflects the full range and diversity of the U.S. economy.


PRINCIPAL RISK CONSIDERATIONS

The principal risks associated with UltraBull ProFund are discussed in the "Overview" section beginning on page 7.


FUND PERFORMANCE

The bar chart below shows how the performance of UltraBull ProFund Investor Class Shares has varied from year to year, and the table shows how the average annual returns for the Investor Class and Service Class Shares compare to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.


Annual Returns as of December 31 each year

                                     [CHART]

 1998    1999    2000     2001
-----   -----   ------   ------
42.95%  29.56%  -28.33%  -32.12%

During the period covered in the bar chart, the highest return on Investor Class Shares of UltraBull ProFund for one quarter was 41.34% (quarter ended December 31, 1998) and the lowest return was -29.64% (quarter ended September 30, 2001).


34 . Bullish ProFunds

Average Annual Total Returns        One      Since       Inception
As of December 31, 2001             Year     Inception   Date
------------------------------------------------------------------
Investor Class Shares                                     11/27/97
   . Before Taxes                   -32.12%    -1.84%
   . After Taxes on Distributions   -32.12%    -1.94%
   . After Taxes on Distributions
     and Sale of Shares             -19.56%    -1.48%
Service Class Shares/(1)/           -32.84%    -2.81%     11/27/97
S&P 500(R)Index/(2)/                -13.04%     4.69%     11/27/97

/(1)/ Reflects no deduction for taxes.
/(2)/ Reflects no deduction for fees, expenses or taxes.


FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of UltraBull ProFund.

Shareholder Fees: (paid directly from your investment)

   Wire Redemption Fee                     15(This charge may be waived at the
                                           discretion of the ProFunds.)



Annual Operating Expenses                       Investor   Service
(as a percentage of average daily net assets)   Class      Class
------------------------------------------------------------------
Investment Advisory Fees                          0.75%     0.75%
Distribution and Service (12b-1) Fees             None      1.00%
Other Expenses                                    1.18%     1.12%
                                                  ----      ----
Total Annual ProFund Operating Expenses           1.93%     2.87%

Example: This example is intended to help you compare the cost of investing in UltraBull ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:


                        1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------

Investor Class Shares    $196      $606     $1,042    $2,254
Service Class Shares     $290      $889     $1,513    $3,195


                                                         0 Bullish ProFunds . 35

--------------------------------------------------------------------------------
.. UltraDow 30(SM) ProFund
--------------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENT STRATEGY

UltraDow 30SM ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones Industrial Average(SM) (DJIA). If UltraDow 30 ProFund is successful in meeting its objective, it should gain approximately twice as much as the DJIA on a given day when the Index increases and should lose approximately twice as much as the DJIA on a given day when the Index decreases. Investment strategies common to the ProFunds are discussed in the "Overview" section beginning on page 5.

The DJIA consists of 30 widely held and traded stocks listed on U.S. stock markets selected by Dow Jones based upon size, reputation, growth, transaction volume and sector coverage and excludes transportation and utility stocks. UltraDow 30 ProFund will concentrate its investments in a particular industry, group of industries or economic sector to approximately the same extent the Index is so concentrated.

PRINCIPAL RISK CONSIDERATIONS

The principal risks associated with UltraDow 30 ProFund are discussed in the "Overview" section beginning on page 7.

FUND PERFORMANCE

Because UltraDow 30 ProFund is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.

FEES AND EXPENSES OF THE FUND

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of UltraDow 30 ProFund during its first year of operations.

Shareholder Fees: (paid directly from your investment)

   Wire Redemption                     Fee $15(This charge may be waived at the
                                       discretion of the ProFunds.)

Annual Operating Expenses                       Investor   Service
(as a percentage of average daily net assets)   Class      Class
------------------------------------------------------------------
Investment Advisory Fees                          0.75%     0.75%
Distribution and Service (12b-1) Fees             None      1.00%
Other Expenses*                                   0.71%     0.71%
                                                  ----      ----
Total Annual ProFund Operating Expenses           1.46%     2.46%

*    "Other Expenses" are estimates.


36 . Bullish ProFunds

Example: This example is intended to help you compare the cost of investing in UltraDow 30 ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                        1 Year   3 Years
----------------------------------------
Investor Class Shares    $149     $462
Service Class Shares     $249     $767


                                                           Bullish ProFunds . 37

--------------------------------------------------------------------------------
.. UltraMid-Cap ProFund
--------------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENT STRATEGY

UltraMid-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P MidCap 400 Index. If UltraMid-Cap ProFund is successful in meeting its objective, it should gain approximately twice as much as the S&P MidCap 400 Index when the prices of the securities in the S&P MidCap 400 Index rise on a given day and should lose approximately twice as much when such prices decline on a given day. Investment strategies common to the ProFunds are discussed in the "Overview" section beginning on page 5.

The S&P MidCap 400 Index is a widely used measure of medium-capitalization U.S. company stock performance. It consists of the common stocks of 400 major corporations selected by Standard & Poor's(R) for their market size, liquidity and industry group representation. Standard & Poor's also attempts to assure that the Index reflects the full range and diversity of the U.S. economy.


PRINCIPAL RISK CONSIDERATIONS

In addition to the common risks discussed in the "Overview" section beginning on page 7, UltraMid-Cap ProFund is also subject to the following risk:

Mid-Cap Company Investment Risk -- UltraMid-Cap ProFund could experience risks that a fund which invests in primarily large-capitalization, widely traded companies would not. Such risks could include:


..    Mid-cap company stocks tend to have greater fluctuations in price than the stocks of large companies, but not as drastic as the stocks of small companies; and

..    Stocks of mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies.


FUND PERFORMANCE

The bar chart below shows the performance of UltraMid-Cap ProFund Investor Class Shares last year, and the table shows how the average annual returns for the Investor Class and Service Class Shares compare to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.


Annual Return as of December 31

                                     [CHART]

 2001
------
-16.91%

During the period covered in the bar chart, the highest return on Investor Class Shares of UltraMid-Cap ProFund for one quarter was 34.87% (quarter ended December 31, 2001) and the lowest return was -33.01% (quarter ended September 30, 2001).


38 . Bullish ProFunds

 Average Annual Total Returns       One      Since       Inception
   As of December 31, 2001          Year     Inception   Date
-------------------------------------------------------------------
Investor Class Shares                                    02/07/00
   . Before Taxes                   -16.91%    -4.63%
   . After Taxes on Distributions   -16.91%    -4.63%
   . After Taxes on Distributions
     and Sale of Shares             -10.30%    -3.68%
Service Class Shares/(1)/           -17.79%    -5.68%    02/07/00
S&P MidCap 400 Index/(2)/            -1.64%     6.99%    02/07/00

/(1)/ Reflects no deduction for taxes.
/(2)/ Reflects no deduction for fees, expenses or taxes.


FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of UltraMid-Cap ProFund.


Shareholder Fees: (paid directly from your investment)

   Wire Redemption Fee                     $15(This charge may be waived at the
                                           discretion of the ProFunds.)



Annual Operating Expenses                        Investor   Service
(as a percentage of average daily net assets)    Class      Class
-------------------------------------------------------------------
Investment Advisory Fees                           0.75%     0.75%
Distribution and Service (12b-1) Fees              None      1.00%
Other Expenses                                     1.32%     1.32%
                                                   ----      ----
Total Annual ProFund Operating Expenses            2.07%     3.07%
Fee Waivers/Reimbursements*                       -0.12%    -0.12%
                                                  -----      ----
Total Net Annual ProFund Operating Expenses        1.95%     2.95%

* ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.95% for Investor Class Shares and 2.95% for Service Class Shares through December 31, 2002. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be repaid to ProFund Advisors to the extent that the repayment will not cause the fund's expenses to exceed the stated limit. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in UltraMid-Cap ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:


                        1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------

Investor Class Shares    $198     $637      $1,103    $2,391
Service Class Shares     $298     $937      $1,600    $3,375


                                                           Bullish ProFunds . 39

--------------------------------------------------------------------------------
.. UltraSmall-Cap ProFund
--------------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENT STRATEGY

UltraSmall-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Russell 2000(R) Index. If UltraSmall-Cap ProFund is successful in meeting its objective, it should gain approximately twice as much as the Russell 2000 Index when the prices of the securities in the Russell 2000 Index rise on a given day and should lose approximately twice as much when such prices decline on a given day. Investment strategies common to the ProFunds are discussed in the "Overview" section beginning on page 5.

The Russell 2000 Index is an unmanaged index consisting of 2,000 (1,905 as of March 31, 2002) of the smallest U.S. domiciled publicly traded common stocks that are included in the Russell 3000(R) Index. These common stocks represent approximately 8% of the total market capitalization of the Russell 3000 Index which, in turn, represents approximately 98% of the investable U.S. equity market.

PRINCIPAL RISK CONSIDERATIONS

In addition to the common risks discussed in the "Overview" section beginning on page 7, UltraSmall-Cap ProFund is also subject to the following risk:

Small Company Investment Risk -- UltraSmall-Cap ProFund could experience greater risks than a fund which invests primarily in large-capitalization, widely traded companies, such as:


..    Small company stocks tend to have greater fluctuations in price than the stocks of large companies;
..    There can be a shortage of reliable information on certain small companies, which at times can pose a risk;

..    Small companies tend to lack the financial and personnel resources to handle industry-wide setbacks and, as a result, such setbacks could have a greater effect on the companies' share prices; and

..    Small company stocks are typically less liquid than large company stocks and liquidating positions in turbulent market conditions could become difficult.

FUND PERFORMANCE

The bar chart below shows the performance of UltraSmall-Cap ProFund Investor Class Shares last year, and the table shows how the average annual returns for the Investor Class and Service Class Shares compare to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.


40 . Bullish ProFunds

Annual Return as of December 31


                                     [CHART]

  2001
-------
-16.85%

During the period covered in the bar chart, the highest return on Investor Class Shares of UltraSmall-Cap ProFund for one quarter was 40.75% (quarter ended December 31, 2001) and the lowest return was -40.18% (quarter ended September 30, 2001).

Average Annual Total Returns          One       Since       Inception
As of December 31, 2001               Year      Inception   Date
---------------------------------------------------------------------
Investor Class Shares                                        02/07/00
   . Before Taxes                     -16.85%    -25.24%
   . After Taxes on Distributions     -16.85%    -25.24%
   . After Taxes on Distributions
     and Sale of Shares               -10.26%    -19.62%
Service Class Shares/(1)/             -17.63%    -25.95%     02/07/00
Russell 2000(R)Index/(2)/               1.03%     -4.43%     02/07/00

/(1)/ Reflects no deduction for taxes.
/(2)/ Reflects no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of UltraSmall-Cap ProFund.

Shareholder Fees: (paid directly from your investment)

   Wire Redemption Fee               $15 (This charge may be waived at the
                                     discretion of the ProFunds.)

Annual Operating Expenses                        Investor   Service
(as a percentage of average daily net assets)    Class      Class
-------------------------------------------------------------------
Investment Advisory Fees                           0.75%     0.75%
Distribution and Service (12b-1) Fees              None      1.00%
Other Expenses                                     1.40%     1.37%
                                                  -----     -----
Total Annual ProFund Operating Expenses            2.15%     3.12%
Fee Waivers/Reimbursements*                       -0.20%    -0.17%
                                                  -----     -----
Total Net Annual ProFund Operating Expenses        1.95%     2.95%

* ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.95% for Investor Class Shares and 2.95% for Service Class Shares through December 31, 2002. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be repaid to ProFund Advisors to the extent that the repayment will not cause the fund's expenses to exceed the stated limit. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in UltraSmall-Cap ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:


                        1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------

Investor Class Shares    $198      $654     $1,136    $2,467
Service Class Shares     $298      $947     $1,620    $3,418


                                                           Bullish ProFunds . 41

--------------------------------------------------------------------------------
.. UltraOTC ProFund
--------------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENT STRATEGY

UltraOTC ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the NASDAQ-100 Index(R). If UltraOTC ProFund is successful in meeting its objective, it should gain approximately twice as much as the NASDAQ-100 Index when the prices of the securities in the NASDAQ-100 Index rise on a given day and should lose approximately twice as much when such prices decline on a given day. Investment strategies common to the ProFunds are discussed in the "Overview" section beginning on page 5.

The NASDAQ-100 Index contains 100 of the largest and most active non-financial domestic and international issuers listed on the NASDAQ Stock Market based on market capitalization. Eligibility criteria for the NASDAQ-100 Index include a minimum average daily trading volume of 100,000 shares. If the security is a foreign security, the company must have a world wide market value of at least $10 billion, a U.S. market value of at least $4 billion, and average trading volume of at least 200,000 shares per day.


PRINCIPAL RISK CONSIDERATIONS

In addition to the common risks discussed in the "Overview" section beginning on page 7, UltraOTC ProFund is also subject to the following risk:

Technology Concentration Risk -- To the extent the NASDAQ-100 Index is currently concentrated in issuers conducting business in the technology sector, the technology companies making up UltraOTC ProFund's investments are subject to:


..    intense competition, both domestically and internationally;
..    limited product lines, markets, financial resources or personnel;
..    product obsolescence due to rapid technological developments and frequent new product introduction;
..    dramatic and often unpredictable changes in growth rates and competition for qualified personnel; and
..    heavy dependence on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

FUND PERFORMANCE

The bar chart below shows how the performance of UltraOTC ProFund Investor Class Shares has varied from year to year, and the table shows how the average annual returns for the Investor Class and Service Class Shares compare to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.


42 . Bullish ProFunds

Annual Returns as of December 31 each year

                                     [CHART]

 1998     1999     2000    2001
------   ------   -----   -----
185.34%  233.25%  73.70%  69.07%

During the period covered in the bar chart, the highest return on Investor Class Shares of UltraOTC ProFund for one quarter was 126.35% (quarter ended December 31, 1999) and the lowest return was -62.35% (quarter ended December 31, 2000).

Average Annual Total Returns         One       Since       Inception
As of December 31, 2001              Year      Inception   Date
--------------------------------------------------------------------
Investor Class Shares                                       12/01/97
   . Before Taxes                    -69.07%    -10.13%
   . After Taxes on Distributions    -69.07%    -10.98%
   . After Taxes on Distributions
     and Sale of Shares              -42.06%     -7.03%
Service Class Shares/(1)/            -69.45%    -10.95%     12/01/97
NASDAQ-100 Index(R)/(2)/             -32.65%      9.73%     12/01/97

/(1)/ Reflects no deduction for taxes.
/(2)/ Reflects no deduction for fees, expenses or taxes.


FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of UltraOTC ProFund.

Shareholder Fees: (paid directly from your investment)

   Wire Redemption Fee   $15 (This charge may be waived at the discretion of the
                         ProFunds.)



Annual Operating Expenses                       Investor   Service
(as a percentage of average daily net assets)   Class      Class
------------------------------------------------------------------
Investment Advisory Fees                          0.75%     0.75%
Distribution and Service (12b-1) Fees             None      1.00%
Other Expenses                                    1.05%     1.05%
                                                  ----      ----
Total Annual ProFund Operating Expenses           1.80%     2.80%



Example: This example is intended to help you compare the cost of investing in UltraOTC ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:


                        1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------

Investor Class Shares    $183      $566     $  975    $2,116
Service Class Shares     $283      $868     $1,479    $3,128


                                                           Bullish ProFunds . 43

--------------------------------------------------------------------------------
.. UltraJapan ProFund
--------------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENT STRATEGY

UltraJapan ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Nikkei 225 Stock Average. Since the Japanese markets are not open when this ProFund values its shares, it determines its success in meeting this investment objective by comparing its daily return on a given day with twice the daily performance of related futures contracts traded in the United States. See "Principal Risk Considerations" below for additional information. Investment strategies common to the ProFunds are discussed in the "Overview" section beginning on page 5.

The Nikkei 225 Stock Average is a price-weighted index of 225 large, actively traded Japanese stocks traded on the Tokyo Stock Exchange. The index is computed and distributed by the Nihon Keizai Shimbun.


PRINCIPAL RISK CONSIDERATIONS

In addition to the common risks discussed in the "Overview" section beginning on page 7, UltraJapan ProFund is also subject to the following risks:


Foreign Investment Risk

..    The performance of UltraJapan ProFund will depend heavily on how Japanese stock markets perform -- something that depends on many factors, including economic, political and demographic trends. When Japanese stock prices fall, you generally should expect the value of your investment to fall as well.
..    Because it focuses its investments in a single country, UltraJapan ProFund may be particularly susceptible to economic, political or regulatory events affecting Japanese companies, and Japan generally. For example, Japanese economic growth has weakened and Japan's stock markets have significantly declined since the early 1990's, and the current economic conditions remain uncertain. Japanese companies could be hurt by a failure to successfully implement significant proposed reforms to Japan's economy and financial system, among other considerations.
..    Japanese accounting and disclosure standards differ from U.S. standards.
     Accordingly, UltraJapan ProFund may not have access to adequate or reliable company information.
..    Japanese stocks may be more volatile than their U.S. counterparts for a variety of reasons, such as economic or political developments, demographic changes, market inefficiencies, or a higher risk that essential investment information is incomplete, unavailable or wrong.
..    Securities purchased by UltraJapan ProFund may be priced in foreign currencies. The values of these securities, as well as futures contracts and other instruments in which UltraJapan ProFund may invest, could change significantly as the Japanese yen or other currencies strengthen or weaken relative to the U.S. dollar. ProFund Advisors does not engage in activities designed to hedge against foreign currency fluctuations.

Valuation Time Risk -- UltraJapan ProFund generally values its assets as of the close of the New York Stock Exchange. Such valuation will reflect market perceptions and trading activity on the U.S. financial markets since the calculation of the closing level of the Nikkei 225 Stock Average. The Nikkei 225 Stock Average is determined


44 . Bullish ProFunds
in the early morning U.S. Eastern time prior to the opening of the New York Stock Exchange. As a result, the day-to-day correlation of UltraJapan ProFund's performance may vary from the closing performance of the Nikkei 225 Stock Average. However, ProFunds believes that over time UltraJapan ProFund's performance will correlate highly with the movement of the Nikkei 225 Stock Average.

FUND PERFORMANCE

The bar chart below shows the performance of UltraJapan ProFund Investor Class Shares last year, and the table shows how the average annual returns for the Investor Class and Service Class Shares compare to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Return as of December 31


                                    [CHART]

 2001
------
-41.10%

During the period covered in the bar chart, the highest return on Investor Class Shares of UltraJapan ProFund for one quarter was 9.54% (quarter ended December 31, 2001) and the lowest return was -44.15% (quarter ended September 30, 2001).

Average Annual Total Returns               One       Since       Inception
As of December 31, 2001                    Year      Inception   Date
--------------------------------------------------------------------------
Investor Class Shares                                             02/07/00
   . Before Taxes                          -47.10%    -52.19%
   . After Taxes on Distributions          -47.11%    -52.78%
   . After Taxes on Distributions
     and Sale of Shares                    -28.69%    -38.62%
Service Class Shares/(1)/                  -47.70%    -52.71%     02/07/00
Nikkei 225 Stock Average/(2)/              -33.23%    -35.26%     02/07/00

/(1)/ Reflects no deduction for taxes.
/(2)/ Reflects no deduction for fees, expenses or taxes.


                                                           Bullish ProFunds . 45

--------------------------------------------------------------------------------
.. UltraJapan ProFund
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND


The table below describes the fees and expenses you may pay if you buy and hold shares of UltraJapan ProFund.


Shareholder Fees: (paid directly from your investment)

   Wire Redemption Fee   $15 (This charge may be waived at the discretion of the
                         ProFunds.)



Annual Operating Expenses                       Investor   Service
(as a percentage of average daily net assets)   Class      Class
------------------------------------------------------------------
Investment Advisory Fees                          0.90%     0.90%
Distribution and Service (12b-1) Fees             None      1.00%
Other Expenses                                    1.56%     1.39%
                                                 -----     -----
Total Annual ProFund Operating Expenses           2.46%     3.29%
Fee Waivers/Reimbursements*                      -0.51%    -0.34%
                                                 -----     -----
Total Net Annual ProFund Operating Expenses       1.95%     2.95%

* ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.95% for Investor Class Shares and 2.95% for Service Class Shares through December 31, 2002. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be repaid to ProFund Advisors to the extent that the repayment will not cause the fund's expenses to exceed the stated limit. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in UltraJapan ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:


                        1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------

Investor Class Shares    $198      $718     $1,265    $2,758
Service Class Shares     $298      $981     $1,688    $3,563


46 . Bullish ProFunds

                                   [GRAPHIC]
--------------------------------------------------------------------------------
                               . Bearish ProFunds
--------------------------------------------------------------------------------

The ProFunds contained in this section, except Rising Rates Opportunity ProFund, are benchmarked to a specific broad market index. The following chart outlines these ProFunds, their indices and daily objectives.



                                                        Daily
ProFund                    Index                        Objective
---------------------------------------------------------------------------
Bear                       S&P 500(R)Index              100% of the Inverse
Short Small-Cap            Russell 2000(R)Index         100% of the Inverse
Short OTC                  NASDAQ-100 Index(R)          100% of the Inverse
Rising Rates Opportunity   Most recently issued         125% of the Inverse
                           30-year U.S. Treasury Bond
UltraBear                  S&P 500 Index                200% of the Inverse
UltraShort OTC             NASDAQ-100 Index             200% of the Inverse


                                                           Bullish ProFunds . 47

--------------------------------------------------------------------------------
.. Bear ProFund
--------------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENT STRATEGY

Bear ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the S&P 500(R) Index. If Bear ProFund is successful in meeting its objective, the net asset value of Bear ProFund shares should increase in proportion to any daily decrease in the level of the S&P 500 Index. Conversely, the net asset value of Bear ProFund shares should decrease in proportion to any daily increase in the level of the S&P 500 Index. Investment strategies common to the ProFunds are discussed in the "Overview" section beginning on page 5.

The S&P 500 Index is a widely used measure of large-capitalization U.S. stock market performance. It consists of the common stocks of 500 major corporations selected by Standard & Poor's(R) for their market size, liquidity and industry group representation. Standard & Poor's also attempts to assure that the Index reflects the full range and diversity of the U.S. economy.


PRINCIPAL RISK CONSIDERATIONS

In addition to the common risks discussed in the "Overview" section beginning on page 7, Bear ProFund is also subject to inverse correlation risk. Shareholders in Bear ProFund should lose money when the S&P 500 Index, its underlying benchmark index, rises -- a result that is the opposite from traditional equity mutual funds.


FUND PERFORMANCE

The bar chart below shows how the performance of Bear ProFund Investor Class Shares has varied from year to year, and the table shows how the average annual returns for the Investor Class and Service Class Shares compare to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account.


Annual Returns as of December 31 each year

                                     [CHART]

 1998      1999      2000     2001
------    ------    -----    -----
-19.46%   -12.32%   16.41%   14.29%

During the period covered in the bar chart, the highest return on Investor Class Shares of Bear ProFund for one quarter was 17.65% (quarter ended September 30,
2001) and the lowest return was -17.06% (quarter ended December 31, 1998).


48 . Bullish ProFunds

Average Annual Returns                     One       Since       Inception
As of December 31, 2001                    Year      Inception   Date
--------------------------------------------------------------------------
Investor Class Shares                                             12/30/97
   . Before Taxes                           14.29%     -1.55%
   . After Taxes on Distributions           14.29%     -3.66%
   . After Taxes on Distributions
     and Sale of Shares                      8.70%     -2.38%
Service Class Shares/(1)/                   13.18%     -2.43%     12/30/97
S&P 500(R)Index/(2)/                       -13.04%      4.28%     12/30/97

/(1)/ Reflects no deduction for taxes.
/(2)/ Reflects no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND


The table below describes the fees and expenses you may pay if you buy and hold shares of Bear ProFund.


Shareholder Fees: (paid directly from your investment)

   Wire Redemption Fee                 $15 (This charge may be waived at the
                                       discretion of the ProFunds.)



Annual Operating Expenses                       Investor   Service
(as a percentage of average daily net assets)   Class      Class
------------------------------------------------------------------
Management Fees                                   0.75%     0.75%
Distribution and Service (12b-1) Fees             None      1.00%
Other Expenses                                    1.21%     1.28%
                                                 -----     -----
Total Annual ProFund Operating Expenses           1.96%     3.03%
Fee Waivers/Reimbursements*                      -0.01%    -0.08%
                                                 -----     -----
Total Net Annual ProFund Operating Expenses       1.95%     2.95%



* ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.95% for Investor Class Shares and 2.95% for Service Class Shares through December 31, 2002. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be repaid to ProFund Advisors to the extent that the repayment will not cause the fund's expenses to exceed the stated limit. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Bear ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:


                                     1 Year   3 Years   5 Years   10 Years
--------------------------------------------------------------------------

Investor Class Shares                 $198      $614     $1,056    $2,284
Service Class Shares                  $298      $929     $1,584    $3,340


                                                           Bullish ProFunds . 49

--------------------------------------------------------------------------------
.. Short Small-Cap ProFund
--------------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENT STRATEGY

Short Small-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Russell 2000(R) Index. If Short Small-Cap ProFund is successful in meeting its objective, the net asset value of Short Small-Cap ProFund shares should increase in proportion to any daily decrease in the level of the Russell 2000 Index. Conversely, the net asset value of shares of Short Small-Cap ProFund should decrease in proportion to any daily increase in the level of Russell 2000 Index. Investment strategies common to the ProFunds are discussed in the "Overview" section beginning on page 5.

The Russell 2000 Index is an unmanaged index consisting of approximately 2,000 (1,905 as of March 31, 2002) of the smallest U.S.-domiciled publicly traded common stocks that are included in the Russell 3000(R) Index. These common stocks represent approximately 8% of the total market capitalization of the Russell 3000 Index, which, in turn, represents approximately 98% of the investable U.S. equity market.

PRINCIPAL RISK CONSIDERATIONS

In addition to the common risks discussed in the "Overview" section beginning on page 7, Short Small-Cap ProFund is also subject to the following risk:

Small Company Investment Risk -- Short Small-Cap ProFund could experience greater risks than a fund which invests primarily in large-capitalization, widely traded companies, such as:

..    Small company stocks tend to have greater fluctuations in price than the stocks of large companies;
..    There can be a shortage of reliable information on certain small companies, which at times can pose a risk;
..    Small companies tend to lack the financial and personnel resources to handle industry wide setbacks and, as a result, such setbacks could have a greater effect on the companies' share prices; and
..    Small company stocks are typically less liquid then large company stocks and liquidating positions in turbulent market conditions could become difficult.

Inverse Correlation Risk -- Shareholders in Short Small-Cap ProFund should lose money when the Russell 2000 Index, its underlying benchmark index, rises -- a result that is the opposite from traditional equity mutual funds.

FUND PERFORMANCE

Because Short Small-Cap ProFund is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.


50 . Bearish ProFunds

FEES AND EXPENSES OF THE FUND

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of Short Small-Cap ProFund during its first year of operations.

Shareholder Fees: (paid directly from your investment)

   Wire Redemption Fee                     $15 (This charge may be waived at the
                                                discretion of the ProFunds.)

Annual Operating Expenses                       Investor   Service
(as a percentage of average daily net assets)   Class      Class
------------------------------------------------------------------
Investment Advisory Fees                         0.75%     0.75%
Distribution and Service (12b-1) Fees            None      1.00%
Other Expenses*                                  0.69%     0.69%
                                                 ----      ----
Total Annual ProFund Operating Expenses          1.44%     2.44%

*    "Other Expenses" are estimates.

Example: This example is intended to help you compare the cost of investing in Short Small-Cap ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                        1 Year   3 Years
----------------------------------------
Investor Class Shares    $147     $456
Service Class Shares     $247     $761


                                                           Bearish ProFunds . 51

--------------------------------------------------------------------------------
.. Short OTC ProFund
--------------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENT STRATEGY

Short OTC ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the NASDAQ-100 Index(R). If Short OTC ProFund is successful in meeting its objective, the net asset value of Short OTC ProFund shares should increase in proportion to any daily decrease in the level of the NASDAQ-100 Index. Conversely, the net asset value of shares of Short OTC ProFund should decrease in proportion to any daily increase in the level of the NASDAQ-100 Index. Investment strategies common to the ProFunds are discussed in the "Overview" section beginning on page 5.

The NASDAQ-100 Index contains 100 of the largest capitalization and most active non-financial domestic and international companies listed on the NASDAQ Stock Market. Eligibility criteria for the NASDAQ-100 Index include a minimum average daily trading volume of 100,000 shares. If the security is a foreign security, the company must have a world wide market value of at least $10 billion, a U.S. market value of at least $4 billion, and average trading volume of at least 200,000 shares per day.

PRINCIPAL RISK CONSIDERATIONS

In addition to the common risks discussed in the "Overview" section beginning on page 7, Short OTC ProFund is also subject to the following risks:

Technology Concentration Risk -- To the extent the NASDAQ-100 Index is currently concentrated in issuers conducting business in the technology sector, the technology companies making up Short OTC ProFund's investments are subject to risks such as:

..    intense competition, both domestically and internationally;
..    limited product lines, markets, financial resources or personnel;
..    product obsolescence due to rapid technological developments and frequent new product introduction;
..    dramatic and often unpredictable changes in growth rates and competition for qualified personnel; and
..    heavy dependence on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

Inverse Correlation Risk -- Shareholders in Short OTC ProFund should lose money when the NASDAQ-100 Index, its underlying benchmark index, rises -- a result that is the opposite from traditional equity mutual funds.

FUND PERFORMANCE

Because Short OTC ProFund is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.


52 . Bearish ProFunds

FEES AND EXPENSES OF THE FUND

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of Short OTC ProFund during its first year of operations.

Shareholder Fees: (paid directly from your investment)

   Wire Redemption Fee                      $15(This charge may be waived at the
                                                 discretion of the ProFunds.)

Annual Operating Expenses                       Investor   Service
(as a percentage of average daily net assets)   Class      Class
------------------------------------------------------------------
Investment Advisory Fees                        0.75%      0.75%
Distribution and Service (12b-1) Fees           None       1.00%
Other Expenses*                                 0.69%      0.69%
                                                ----       ----
Total Annual ProFund Operating Expenses         1.44%      2.44%

* "Other Expenses" are estimates.

Example: This example is intended to help you compare the cost of investing in Short OTC ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                        1 Year   3 Years
----------------------------------------
Investor Class Shares    $147     $456
Service Class Shares     $247     $761


                                                           Bearish ProFunds . 53

--------------------------------------------------------------------------------
.. Rising Rates Opportunity ProFund
--------------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENT STRATEGY

Rising Rates Opportunity ProFund seeks daily investment results, before fees and expenses, that correspond to 125% of the inverse (opposite) of the daily price movement of the most recently issued 30-year U.S. Treasury Bond ("Long Bond"). If Rising Rates Opportunity ProFund is successful in meeting its objective, the net asset value of Rising Rates Opportunity ProFund shares should decrease in proportion to any daily increase in the price of the Long Bond. Conversely, the net asset value of shares of Rising Rates Opportunity ProFund should increase in proportion to any daily decrease in the price of the Long Bond. Investment strategies common to the ProFunds are discussed in the "Overview" section beginning on page 5.

PRINCIPAL RISK CONSIDERATIONS

In addition to the common risks discussed in the "Overview" section beginning on page 7, Rising Rates Opportunity ProFund is also subject to the following risks:

Interest Rate Risk -- Debt securities generally are subject to interest rate risk, which is the risk that the securities may fluctuate in value due to changes in interest rates and other factors. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. The value of securities with longer maturities may fluctuate more in response to interest rate changes than that of securities with shorter maturities.

Repurchase Agreement Risk -- A repurchase agreement exposes Rising Rates Opportunity ProFund to the risk that the party that sells the securities may default on its obligation to repurchase them. In this circumstance, Rising Rates Opportunity ProFund can lose money because:

..    it may not be able to sell the securities at the agreed-upon time and price; or
..    the securities lose value before they can be sold.

Inverse Correlation Risk -- Shareholders in Rising Rates Opportunity ProFund should lose money when the price of the Long Bond rises - a result that is opposite from traditional bond mutual funds.

FUND PERFORMANCE

Because Rising Rates Opportunity ProFund is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.


54 . Bearish ProFunds

FEES AND EXPENSES OF THE FUND

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of Rising Rates Opportunity ProFund during its first year of operations.

Shareholder Fees: (paid directly from your investment)

   Wire Redemption Fee                      $15(This charge may be waived at the
                                            discretion of the ProFunds.)

Annual Operating Expenses                       Investor   Service
(as a percentage of average daily net assets)    Class      Class
------------------------------------------------------------------
Investment Advisory Fees                         0.75%     0.75%
Distribution and Service (12b-1) Fees            None      1.00%
Other Expenses*                                  0.69%     0.69%
                                                 ----      ----
Total Annual ProFund Operating Expenses          1.44%     2.44%

* "Other Expenses" are estimates.

Example: This example is intended to help you compare the cost of investing in Rising Rates Opportunity ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                        1 Year   3 Years
----------------------------------------
Investor Class Shares    $147     $456
Service Class Shares     $247     $761


                                                           Bearish ProFunds . 55

--------------------------------------------------------------------------------
.. UltraBear ProFund
--------------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENT STRATEGY

UltraBear ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the S&P 500(R) Index. If UltraBear ProFund is successful in meeting its objective, the net asset value of shares of UltraBear ProFund should increase or decrease approximately twice as much, on a percentage basis, as does that of the S&P 500 Index on any given day. Investment strategies common to the ProFunds are discussed in the "Overview" section beginning on page 5.

The S&P 500 Index is a widely used measure of large-capitalization stock market performance. It consists of the common stocks of 500 major corporations selected by Standard & Poor's(R) for their market size, liquidity and industry group representation. Standard & Poor's also attempts to assure that the Index reflects the full range and diversity of the U.S. economy.


PRINCIPAL RISK CONSIDERATIONS

In addition to the common risks discussed in the "Overview" section beginning on page 7, UltraBear ProFund is also subject to inverse correlation risk. Shareholders in UltraBear ProFund should lose money when the S&P 500 Index, its underlying benchmark index, rises -- a result that is the opposite from traditional equity mutual funds.


FUND PERFORMANCE

The bar chart below shows how the performance of UltraBear ProFund Investor Class Shares has varied from year to year, and the table shows how the average annual returns for the Investor Class and Service Class Shares compare to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account.

Annual Returns as of December 31 each year


                                     [CHART]

  1998    1999     2000    2001
------   ------   -----   -----
-38.34%  -30.54%  22.15%  22.65%

During the period covered in the bar chart, the highest return on Investor Class Shares of UltraBear ProFund for one quarter was 35.33% (quarter ended September 30, 2001) and the lowest return was -32.26% (quarter ended December 31, 1998).


56 . Bearish ProFunds

Average Annual Total Returns         One       Since     Inception
As of December 31, 2001              Year    Inception     Date
------------------------------------------------------------------
Investor Class Shares                                    12/22/97
   . Before Taxes                    22.65%    -9.65%
   . After Taxes on Distributions    22.15%   -10.50%
   . After Taxes on Distributions
     and Sale of Shares              13.79%    -7.91%
Service Class Shares/(1)/            21.39%   -10.31%    12/22/97
S&P 500(R)Index/(2)/                -13.04%     4.71%    12/22/97

/(1)/ Reflects no deduction for taxes.
/(2)/ Reflects no deduction for fees, expenses or taxes.


FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of UltraBear ProFund.


Shareholder Fees: (paid directly from your investment)

   Wire Redemption Fee                      $15(This charge may be waived at the
                                            discretion of the ProFunds.)



Annual Operating Expenses                       Investor   Service
(as a percentage of average daily net assets)   Class      Class
------------------------------------------------------------------
Investment Advisory Fees                        0.75%      0.75%
Distribution and Service (12b-1) Fees           None       1.00%
Other Expenses                                  1.04%      1.05%
                                                ----       ----
Total Annual ProFund Operating Expenses         1.79%      2.80%



Example: This example is intended to help you compare the cost of investing in UltraBear ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:


                        1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------

Investor Class Shares    $182     $563     $  970     $2,105
Service Class Shares     $283     $868     $1,479     $3,128


                                                           Bearish ProFunds . 57

--------------------------------------------------------------------------------
.. UltraShort OTC ProFund
--------------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENT STRATEGY

UltraShort OTC ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the NASDAQ-100 Index(R). If UltraShort OTC ProFund is successful in meeting its objective, the net asset value of shares of UltraShort OTC ProFund should increase or decrease approximately twice as much, on a percentage basis, as does that of the NASDAQ-100 Index on any given day. Investment strategies common to the ProFunds are discussed in the "Overview" section beginning on page 5.

The NASDAQ-100 Index contains 100 of the largest and most active non-financial domestic and international issuers listed on the NASDAQ Stock Market based on market capitalization. Eligibility criteria for the NASDAQ-100 Index include a minimum average daily trading volume of 100,000 shares. If the security is a foreign security, the company must have a world wide market value of at least $10 billion, a U.S. market value of at least $4 billion, and average trading volume of at least 200,000 shares per day.

PRINCIPAL RISK CONSIDERATIONS

In addition to the common risks discussed in the "Overview" section beginning on page 7, UltraShort OTC ProFund is also subject to the following risks:


Technology Concentration Risk -- To the extent the NASDAQ-100 Index is currently concentrated in issuers conducting business in the technology sector, the technology companies making up UltraShort OTC ProFund's investments are subject to:

..    intense competition, both domestically and internationally;
..    limited product lines, markets, financial resources or personnel;
..    product obsolescence due to rapid technological developments and frequent new product introduction;

..    dramatic and often unpredictable changes in growth rates and competition for qualified personnel; and

..    heavy dependence on patent and intellectual property rights the loss or impairment of which may adversely affect profitability.

Inverse Correlation Risk -- Shareholders in UltraShort OTC ProFund should lose money when the NASDAQ-100 Index rises -- a result that is opposite from traditional equity mutual funds.

FUND PERFORMANCE

The bar chart below shows how the performance of UltraShort OTC ProFund Investor Class Shares has varied from year to year, and the table shows how the average annual returns for the Investor Class and Service Class Shares compare to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.


58 . Bearish ProFunds

Annual Returns as of December 31 each year


                                     [CHART]

 1999    2000    2001
------   ----   -----
-80.38%  4.25%  -7.36%

During the period covered in the bar chart, the highest return on Investor Class Shares of UltraShort OTC ProFund for one quarter was 116.60% (quarter ended September 30, 2001) and the lowest return was -58.91% (quarter ended December 31, 1999).

Average Annual Returns               One     Since       Inception
As of December 31, 2001              Year    Inception   Date
------------------------------------------------------------------
Investor Class Shares                                    06/02/98

   . Before Taxes                    -7.36%   -54.09%
   . After Taxes on Distributions   -10.05%   -54.90%
   . After Taxes on Distributions
     and Sale of Shares              -4.58%   -32.30%
Service Class Shares/(1)/            -8.21%   -54.46%    06/02/98
NASDAQ-100 Index(R)/(2)/            -32.65%     8.25%    06/02/98

/(1)/ Reflects no deduction for taxes.
/(2)/ Reflects no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND


The table below describes the fees and expenses you may pay if you buy and hold shares of UltraShort OTC ProFund.


Shareholder Fees: (paid directly from your investment)

   Wire Redemption Fee                      $15(This charge may be waived at the
                                            discretion of the ProFunds.)

Annual Operating Expenses                       Investor   Service
(as a percentage of average daily net assets)   Class      Class
------------------------------------------------------------------
Investment Advisory Fees                          0.75%     0.75%
Distribution and Service (12b-1) Fees             None      1.00%
Other Expenses                                    1.03%     1.17%
                                                  ----      ----
Total Annual ProFund Operating Expenses           1.78%     2.92%

Example: This example is intended to help you compare the cost of investing in UltraShort OTC ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example, also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:


                        1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------

Investor Class Shares    $181     $560      $  964    $2,095
Service Class Shares     $295     $904      $1,538    $3,242


                                                           Bearish ProFunds . 59

                       This Page Intentionally Left Blank

60 . Bearish ProFunds

                                    [GRAPHIC]
--------------------------------------------------------------------------------
                              . UltraSector ProFunds
--------------------------------------------------------------------------------


The ProFunds contained in this section, other than Precious Metals ProFund, are benchmarked to a specific Dow Jones U.S. index. The following chart outlines these ProFunds, their indices and daily objectives.



                           Dow Jones                          Daily
ProFund                    U.S. Index                         Objective
--------------------------------------------------------------------------------
Airlines                   Airlines                           150%
Banks                      Banks                              150%
Basic Materials            Basic Materials Sector             150%
Biotechnology              Biotechnology                      150%
Consumer Cyclical          Consumer Cyclical Sector           150%
Consumer Non-Cyclical      Consumer Non-Cyclical Sector       150%
Energy                     Energy Sector                      150%
Financial                  Financial Sector                   150%
Healthcare                 Healthcare Sector                  150%
Industrial                 Industrial Sector                  150%
Internet                   Composite Internet                 150%
Leisure Goods & Services   Leisure Goods & Services           150%
Oil Drilling Equipment     Oil Drilling Equipment             150%
& Services                 & Services
Pharmaceuticals            Pharmaceuticals                    150%
Precious Metals            Philadelphia Stock Exchange        150%
                           Gold and Silver Sector(SM) Index
Real Estate                Real Estate                        150%
Semiconductor              Semiconductor                      150%
Technology                 Technology Sector                  150%
Telecommunications         Telecommunications Sector          150%
Utilities                  Utilities Sector                   150%
Wireless Communications    Wireless Communications            150%


                                                       UltraSector ProFunds . 61

--------------------------------------------------------------------------------
.. Airlines UltraSector ProFund
--------------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENT STRATEGY

Airlines UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Airlines Index. Investment strategies common to the ProFunds are discussed in the "Overview" section beginning on page 5.

The Index measures the performance of the portion of the airline industry which is listed in the U.S. equity market. Component companies primarily provide passenger air transport. Airports and airplane manufacturers are not included.

As of March 31, 2002, the Index consisted of 11 stocks. Its three largest stocks were Southwest Airlines Co., AMRCorp. and Delta Airlines Inc. (which comprised 48.45%, 13.34%, and 13.23%, respectively, of its market capitalization). Airlines UltraSector ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.


PRINCIPAL RISK CONSIDERATIONS

In addition to the common risks discussed in the "Overview" section beginning on page 7, Airlines UltraSector ProFund is also subject to the following risks:


..    Companies in this sector could be adversely affected by commodity price volatility, exchange rates, foreign market access restrictions, and increased competition.

..    The prices of the securities of airline companies may fluctuate widely due to their cyclical nature, economic trends, and changes in disposable consumer income.

..    Airline companies are subject to regulation by, and restrictions of, the
     Federal Aviation Authority, federal, state and local governments, and foreign regulatory authorities.

..    The profitability of companies in this sector is related to worldwide fuel prices, labor agreements, and insurance costs.

..    Airline companies face intense competition, both domestically and internationally. Foreign airline companies, many of which are partially funded by foreign governments, may be less sensitive to short-term economic pressures.

..    The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

FUND PERFORMANCE

Because Airlines UltraSector ProFund is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.

62 . UltraSector Profunds

FEES AND EXPENSES OF THE FUND

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of Airlines UltraSector ProFund during its first year of operations.

Shareholder Fees: (paid directly from your investment)

   Wire Redemption Fee                   $15 (This charge may be waived at
                                         the discretion of the ProFunds.)



Annual Operating Expenses                       Investor   Service
(as a percentage of average daily net assets)   Class      Class
------------------------------------------------------------------
Investment Advisory Fees                          0.75%     0.75%
Distribution and Service (12b-1) Fees             None      1.00%
Other Expenses*                                   0.90%     0.90%
                                                  -----     -----
Total Annual ProFund Operating Expenses           1.65%     2.65%

* "Other Expenses" are estimates.

Example: This example is intended to help you compare the cost of investing in Airlines UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:


                        1 Year      3 Years
-------------------------------------------

Investor Class Shares    $168         $520
Service Class Shares     $268         $823


                                                       UltraSector Profunds . 63

--------------------------------------------------------------------------------
.. Banks UltraSector ProFund
--------------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENT STRATEGY

Banks UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Banks Index. Investment strategies common to the ProFunds are discussed in the "Overview" section beginning on page 5.

The Index measures the performance of the banking economic sector of the U.S. equity market. This sector covers the global banking industry. All regional banks and savings & loans are covered. Investment and merchant banks are excluded from this sector.

As of March 31, 2002, the Index consisted of 103 stocks. Its three largest stocks were Bank of America Corp., Wells Fargo & Co. and J.P. Morgan Chase & Co. (which comprised 12.59%, 9.94%, and 8.33%, respectively, of its market capitalization). Banks UltraSector ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.


PRINCIPAL RISK CONSIDERATIONS

In addition to the common risks discussed in the "Overview" section beginning on page 7, Banks UltraSector ProFund is also subject to the following risks:


..    Companies in this sector are subject to extensive governmental regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain.

..    The profitability of companies in this sector is adversely affected by increases in interest rates.

..    The profitability of companies in this sector is adversely affected by loan losses, which usually increase in economic downturns.

..    Banks may be subject to severe price competition.

..    Newly enacted laws are expected to result in increased inter-industry consolidation and competition in the banking sector.

..    The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

FUND PERFORMANCE

Because Banks UltraSector ProFund commenced operations on September 4, 2001, it does not have a record of performance for a calendar year to compare against other mutual funds or broad measures of securities market performance, such as indices.


64 . UltraSector Profunds

FEES AND EXPENSES OF THE FUND

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of Banks UltraSector ProFund during its first year of operations.

Shareholder Fees: (paid directly from your investment)

   Wire Redemption Fee                   $15 (This charge may be waived at the
                                         discretion of the ProFunds.)



Annual Operating Expenses                       Investor   Service
(as a percentage of average daily net assets)   Class      Class
------------------------------------------------------------------
Investment Advisory Fees                          0.75%     0.75%
Distribution and Service (12b-1) Fees             None      1.00%
Other Expenses*                                   0.90%     0.90%
                                                  -----     -----
Total Annual ProFund Operating Expenses           1.65%     2.65%

* "Other Expenses" are estimates, as this fund had not been in operations for six months as of December 31, 2001.

Example: This example is intended to help you compare the cost of investing in Banks UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:


                        1 Year   3 Years
----------------------------------------

Investor Class Shares    $168     $520
Service Class Shares     $268     $823


                                                       UltraSector Profunds . 65

--------------------------------------------------------------------------------
.. Basic Materials UltraSector ProFund
--------------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENT STRATEGY


Basic Materials UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Basic Materials Sector Index. Investment strategies common to the ProFunds are discussed in the "Overview" section beginning on page 5.

The Index measures the performance of the basic materials economic sector of the U.S. equity market. Component companies are involved in the production of aluminum, chemicals, commodities, chemical specialty products, forest products, non-ferrous mining products, paper products, precious metals and steel.

As of March 31, 2002, the Index consisted of 64 stocks. Its three largest stocks were E.I. DuPont de Nemours & Co., Alcoa Inc. and Dow Chemical Co. (which comprised 16.64%, 11.03% and 10.12%, respectively, of its market capitalization). Basic Materials UltraSector ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of March 31, 2002, the Index was concentrated in chemicals, which comprised 58.71% of its market capitalization.


PRINCIPAL RISK CONSIDERATIONS

In addition to the common risks discussed in the "Overview" section beginning on page 7, Basic Materials UltraSector ProFund is also subject to the following risks:


..    Companies in this sector could be adversely affected by commodity price volatility, exchange rates, import controls and increased competition.

..    Production of industrial materials often exceeds demand as a result of overbuilding or economic downturns, leading to poor investment returns.

..    Companies in this sector are at risk for environmental damage and product liability claims.

..    Companies in this sector may be adversely affected by depletion of resources, technical progress, labor relations, and government regulations.

..    The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

FUND PERFORMANCE

Because Basic Materials UltraSector ProFund commenced operations on September 4, 2001, it does not have a record of performance for a calendar year to compare against other mutual funds or broad measures of securities market performance, such as indices.


66 . UltraSector Profunds

FEES AND EXPENSES OF THE FUND

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of Basic Materials UltraSector ProFund during its first year of operations.

Shareholder Fees: (paid directly from your investment)

   Wire Redemption Fee                   $15 (This charge may be waived at the
                                         discretion of the ProFunds.)



Annual Operating Expenses                       Investor   Service
(as a percentage of average daily net assets)   Class      Class
------------------------------------------------------------------
Investment Advisory Fees                          0.75%     0.75%
Distribution and Service (12b-1) Fees             None      1.00%
Other Expenses*                                   0.90%     0.90%
                                                  -----     -----
Total Annual ProFund Operating Expenses           1.65%     2.65%

* "Other Expenses" are estimates, as this fund had not been in operations for six months as of December 31, 2001.

Example: This example is intended to help you compare the cost of investing in Basic Materials UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:


                        1 Year   3 Years
----------------------------------------

Investor Class Shares    $168     $520
Service Class Shares     $268     $823


                                                       UltraSector Profunds . 67

--------------------------------------------------------------------------------
.. Biotechnology UltraSector ProFund
--------------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENT STRATEGY

Biotechnology UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Biotechnology Index. Investment strategies common to the ProFunds are discussed in the "Overview" section beginning on page 5.

The Index measures the performance of the biotechnology sector of the U.S. equity market. Component companies include those engaged in genetic research, and/or the marketing and development of recombinant DNA products. Makers of artificial blood and contract biotechnology researchers are also included in the Index.

As of March 31, 2002, the Index consisted of 70 stocks. Its three largest stocks were Amgen Inc., Genentech Inc. and IDEC Pharmaceuticals Corp. (which comprised 31.31%, 5.56% and 4.94%, respectively, of its market capitalization). Biotechnology UltraSector ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.


PRINCIPAL RISK CONSIDERATIONS

In addition to the common risks discussed in the "Overview" section beginning on page 7, Biotechnology UltraSector ProFund is also subject to the following risks:


..    Biotechnology companies are heavily dependent on patents and intellectual property rights. The loss or impairment of such rights may adversely affect the profitability of these companies.
..    Companies in this sector are subject to risks of new technologies and competitive pressures.
..    Companies in this sector spend heavily on research and development and their products or services may not prove commercially successful or may become obsolete quickly.
..    Biotechnology companies are subject to regulation by, and the restrictions of, the Food and Drug Administration, the Environmental Protection Agency, state and local governments, and foreign regulatory authorities.
..    Companies in this sector may be thinly capitalized, and may have limited product lines, markets, financial resources or personnel.
..    The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

FUND PERFORMANCE

The bar chart below shows the performance of Biotechnology UltraSector ProFund Investor Class Shares last year, and the table shows how the average annual returns for the Investor Class and Service Class Shares compare to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.


68 . UltraSector Profunds

Annual Return as of December 31

                                     [CHART]

 2001
------
-36.23%

During the period covered in the bar chart, the highest return on Investor Class Shares of Biotechnology Ultrasector ProFund for one quarter was 29.84% (quarter ended June 30, 2001) and the lowest return was -42.61% (quarter ended March 31,
2001)

Average Annual Total Returns               One       Since       Inception
As of December 31, 2001                    Year      Inception   Date
--------------------------------------------------------------------------
Investor Class Shares                                             06/19/00
   . Before Taxes                         -36.23%   -33.84%
   . After Taxes on Distributions         -36.23%   -33.84%
   . After Taxes on Distributions
     and Sale of Shares                   -22.06%   -26.43%
Service Class Shares/(1)/                 -36.65%   -34.38%       06/19/00
Dow Jones U.S. Biotechnology Index/(2)/   -20.17%   -17.24%       06/19/00

/(1)/  Reflects no deduction for taxes.
/(2)/  Reflects no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND


The table below describes the fees and expenses you may pay if you buy and hold shares of Biotechnology UltraSector ProFund.


Shareholder Fees: (paid directly from your investment)

   Wire Redemption Fee                   $15 (This charge may be waived at the
                                         discretion of the ProFunds.)

Annual Operating Expenses                       Investor   Service
(as a percentage of average daily net assets)   Class      Class
---------------------------------------------------------------------------
Investment Advisory Fees                         0.75%      0.75%
Distribution and Service (12b-1) Fees            None       1.00%
Other Expenses                                   1.84%      1.84%
                                                ------     ------
Total Annual ProFund Operating Expenses          2.59%      3.59%
Fee Waivers/Reimbursements*                     -0.64%     -0.64%
                                                ------     ------
Total Net Annual ProFund Operating Expenses      1.95%      2.95%

* ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.95% for Investor Class Shares and 2.95% for Service Class Shares through December 31, 2002. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be repaid to ProFund Advisors to the extent that the repayment will not cause the fund's expenses to exceed the stated limit. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Biotechnology UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:


                        1 Year   3 Years   5 Years   10 Years
--------------------------------------------------------------

Investor Class Shares    $198     $  745    $1,318    $2,877
Service Class Shares     $298     $1,041    $1,805    $3,812


                                                       UltraSector Profunds . 69

--------------------------------------------------------------------------------
.. Consumer Cyclical UltraSector ProFund
--------------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENT STRATEGY

Consumer Cyclical UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Consumer Cyclical Sector Index. Investment strategies common to the ProFunds are discussed in the "Overview" section beginning on page 5.

The Index measures the performance of the consumer cyclical economic sector of the U.S. equity market. Component companies include airlines, auto manufacturers, tire and rubber manufacturers, auto parts suppliers, casinos, toy manufacturers, restaurant chains, home construction companies, lodging chains, broadline retailers, specialty retailers, footwear and clothing/fabric manufacturers, and media companies, such as advertising companies, entertainment and leisure companies, consumer electronic companies, broadcasters and publishers.

As of March 31, 2002, the Index consisted of 265 stocks. Its three largest stocks were Wal-Mart Stores Inc., Home Depot Inc. and AOL Time Warner Inc. (which comprised 10.45%, 6.98% and 6.23%, respectively, of its market capitalization). Consumer Cyclical UltraSector ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of March 31, 2002, the Index was concentrated in retail, which comprised 43.91% of its market capitalization.


PRINCIPAL RISK CONSIDERATIONS

In addition to the common risks discussed in the "Overview" section beginning on page 7, Consumer Cyclical UltraSector ProFund is also subject to the following risks:


..    The success of consumer product manufacturers and retailers is tied closely to the performance of the domestic and international economy, interest rates, competition and consumer confidence.
..    The success of companies in this sector depends heavily on disposable household income and consumer spending.
..    Many companies in this sector are subject to severe competition.
..    Changes in demographics and consumer tastes can affect the success of consumer products.
..    The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

FUND PERFORMANCE

Because Consumer Cyclical UltraSector ProFund is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.

70 . UltraSector Profunds

FEES AND EXPENSES OF THE FUND

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of Consumer Cyclical UltraSector ProFund during its first year of operations.

Shareholder Fees: (paid directly from your investment)

   Wire Redemption Fee             $15 (This charge may be waived at the
                                   discretion of the ProFunds.)



Annual Operating Expenses                       Investor   Service
(as a percentage of average daily net assets)   Class      Class
------------------------------------------------------------------
Investment Advisory Fees                          0.75%     0.75%
Distribution and Service (12b-1) Fees             None      1.00%
Other Expenses*                                   0.90%     0.90%
                                                  -----     -----
Total Annual ProFund Operating Expenses           1.65%     2.65%

*    "Other Expenses" are estimates.

Example: This example is intended to help you compare the cost of investing in Consumer Cyclical UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:


                        1 Year   3 Years
----------------------------------------

Investor Class Shares    $168     $520
Service Class Shares     $268     $823


                                                       UltraSector Profunds . 71

--------------------------------------------------------------------------------
.. Consumer Non-Cyclical UltraSector ProFund
--------------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENT STRATEGY

Consumer Non-Cyclical UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Consumer Non-Cyclical Sector Index. Investment strategies common to the ProFunds are discussed in the "Overview" section beginning on page 5.

The Index measures the performance of the consumer non-cyclical economic sector of the U.S. equity market. Component companies include beverage companies, consumer service companies, durable and non-durable household product manufacturers, cosmetic companies, food retailers, other food companies, tobacco and agricultural companies.

As of March 31, 2002, the Index consisted of 96 stocks. Its three largest stocks were Coca-Cola Co., Procter & Gamble Co. and Philip Morris Cos. Inc. (which comprised 12.54%, 12.33% and 11.98%, respectively, of its market capitalization). Consumer Non-Cyclical UltraSector ProFund will concentrate its investments in a particular industry or group of industries to approximately the extent the Index is so concentrated. As of March 31, 2002, the Index was concentrated in beverage, which comprised 28.53% of its market capitalization.


PRINCIPAL RISK CONSIDERATIONS

In addition to the common risks discussed in the "Overview" section beginning on page 7, Consumer Non-Cyclical UltraSector ProFund is also subject to the following risks:


..    Governmental regulation affecting the permissibility of using various food additives and production methods could affect the profitability of companies in this sector.

..    Tobacco companies may be adversely affected by new laws or by litigation.

..    The success of food, soft drink and fashion related products might be strongly affected by fads, marketing campaigns and other factors affecting supply and demand.

..    The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.


FUND PERFORMANCE

Because Consumer Non-Cyclical UltraSector ProFund is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.

72 . UltraSector ProFunds

FEES AND EXPENSES OF THE FUND

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of Consumer Non-Cyclical UltraSector ProFund during its first year of operations.


Shareholder Fees: (paid directly from your investment)

   Wire Redemption Fee                     $ 15(This charge may be waived at
                                           the discretion of the ProFunds.)



Annual Operating Expenses                       Investor   Service
(as a percentage of average daily net assets)   Class      Class
------------------------------------------------------------------
Investment Advisory Fees                         0.75%      0.75%
Distribution and Service (12b-1) Fees            None       1.00%
Other Expenses*                                  0.90%      0.90%
                                                 ----       ----
Total Annual ProFund Operating Expenses          1.65%      2.65%

*    "Other Expenses" are estimates.

Example: This example is intended to help you compare the cost of investing in Consumer Non-Cyclical UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:


                        1 Year   3 Years
----------------------------------------

Investor Class Shares    $168     $520
Service Class Shares     $268     $823


                                                       UltraSector ProFunds . 73

--------------------------------------------------------------------------------
.. Energy UltraSector ProFund
--------------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENT STRATEGY

Energy UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Energy Sector Index. Investment strategies common to the ProFunds are discussed in the "Overview" section beginning on page 5.

The Index measures the performance of the energy sector of the U.S. equity market. Component companies include oil drilling equipment and services, coal, oil companies-major, oil companies-secondary and pipelines.

As of March 31, 2002, the Index consisted of 79 stocks. Its three largest stocks were Exxon Mobil Corp., Chevron Texaco Corp. and Schlumberger Ltd. N.V. (which comprised 41.19%, 13.22% and 4.63%, respectively, of its market capitalization). Energy UltraSector ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of March 31, 2002, the Index was concentrated in oil companies-major, which comprised 62.42% of its market capitalization.


PRINCIPAL RISK CONSIDERATIONS

In addition to the common risks discussed in the "Overview" section beginning on page 7, Energy UltraSector ProFund is also subject to the following risks:


..    The profitability of companies in this sector is related to worldwide energy prices and exploration, and production spending.
..    Companies in this sector could be adversely affected by changes in exchange rates.
..    Companies in this sector are affected by government regulation, world events and economic conditions, and are subject to market, economic and political risks of the countries where energy companies are located or do business.
..    Companies in this sector are at risk for environmental damage claims.
..    The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

FUND PERFORMANCE

The bar chart below shows the performance of Energy UltraSector ProFund Investor Class Shares last year, and the table shows how the average annual returns for the Investor Class and Service Class Shares compare to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.


74 . UltraSector ProFunds

Annual Return as of December 31


                                    [CHART]

 2001
------
-23.63%

During the period covered in the bar chart, the highest return on Investor Class Shares of Energy UltraSector ProFund for one quarter was 10.57% (quarter ended December 31, 2001) and the lowest return was -21.21% (quarter ended September 30, 2001).

Average Annual Total Returns              One       Since       Inception
As of December 31, 2001                   Year      Inception   Date
-------------------------------------------------------------------------
Investor Class Shares                                           06/19/00
   . Before Taxes                         -23.63%   -13.89%
   . After Taxes on Distributions         -23.63%   -13.89%
   . After Taxes on Distributions
     and Sale of Shares                   -14.39%   -11.02%
Service Class Shares/(1)/                 -24.47%   -14.77%     06/19/00
Dow Jones U.S. Energy Sector Index/(2)/   -13.27%    -5.01%     06/19/00

/(1)/ Reflects no deduction for taxes.
/(2)/ Reflects no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND


The table below describes the fees and expenses you may pay if you buy and hold shares of Energy UltraSector ProFund.

Shareholder Fees: (paid directly from your investment)

   Wire Redemption Fee                      $15(This charge may be waived at the
                                            discretion of the ProFunds.)

Annual Operating Expenses                       Investor   Service
(as a percentage of average daily net assets)   Class      Class
------------------------------------------------------------------
Investment Advisory Fees                         0.75%      0.75%
Distribution and Service (12b-1) Fees            None       1.00%
Other Expenses                                   2.00%      2.00%
                                                -----      -----
Total Annual ProFund Operating Expenses          2.75%      3.75%
Fee Waivers/Reimbursements*                     -0.80%     -0.80%
                                                -----      -----
Total Net Annual ProFund Operating Expenses      1.95%      2.95%

* ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.95% for Investor Class Shares and 2.95% for Service Class Shares through December 31, 2002. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be repaid to ProFund Advisors to the extent that the repayment will not cause the fund's expenses to exceed the stated limit. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Energy UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:


                        1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------

Investor Class Shares   $198     $  778    $1,384     $3,022
Service Class Shares    $298     $1,073    $1,867     $3,942


                                                       UltraSector ProFunds . 75

--------------------------------------------------------------------------------
.. Financial UltraSector ProFund
--------------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENT STRATEGY

Financial UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Financial Sector Index. Investment strategies common to the ProFunds are discussed in the "Overview" section beginning on page 5.

The Index measures the performance of the financial services economic sector of the U.S. equity market. Component companies include regional banks, major international banks, insurance companies, companies that invest, directly or indirectly, in real estate, Fannie Mae, credit card insurers, check cashing companies, mortgage lenders, investment advisers, savings and loans, savings banks, thrifts, building associations and societies, credit unions, securities broker-dealers, investment banks, merchant banks, online brokers, publicly traded stock exchanges, and specialty finance companies.

As of March 31, 2002, the Index consisted of 284 stocks. Its three largest stocks were Citigroup, Inc., American International Group Inc. and Bank of America Corp. (which comprised 11.30%, 7.31% and 4.73%, respectively, of its market capitalization). Financial UltraSector ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of March 31, 2002, the Index was concentrated in banks and diversified financial companies, which comprised 37.58% and 26.86%, respectively, of its market capitalization.


PRINCIPAL RISK CONSIDERATIONS

In addition to the common risks discussed in the "Overview" section beginning on page 7, Financial UltraSector ProFund is also subject to the following risks:


..    Companies in this sector are subject to extensive governmental regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain.
..    The profitability of companies in this sector is adversely affected by increases in interest rates.
..    The profitability of companies in this sector is adversely affected by loan losses, which usually increase in economic downturns.
..    Banks and insurance companies may be subject to severe price competition.
..    Newly enacted laws are expected to result in increased inter-industry consolidation and competition in the financial sector.
..    The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

FUND PERFORMANCE

The bar chart below shows the performance of Financial UltraSector ProFund Investor Class Shares last year, and the table shows how the average annual returns for the Investor Class and Service Class Shares compare to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.


76 . UltraSector ProFunds

Annual Return as of December 31

                                    [CHART]

 2001
------
-16.90%

During the period covered in the bar chart, the highest return on Investor Class Shares of Financial UltraSector ProFund for one quarter was 10.77% (quarter ended June 30, 2001) and the lowest return was -19.24% (quarter ended September 30, 2001).

Average Annual Total Returns                  One      Since       Inception
As of December 31, 2001                       Year     Inception   Date
----------------------------------------------------------------------------
Investor Class Shares                                              06/19/00
   . Before Taxes                             -16.90%    3.55%
   . After Taxes on Distributions             -16.90%    3.55%
   . After Taxes on Distributions
     and Sale of Shares                       -10.29%    2.85%
Service Class Shares/(1)/                     -17.77%    2.65%     06/19/00
Dow Jones U.S. Financial Sector Index/(2)/     -8.26%    7.35%     06/19/00

/(1)/ Reflects no deduction for taxes.
/(2)/ Reflects no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND


The table below describes the fees and expenses you may pay if you buy and hold shares of Financial UltraSector ProFund.


Shareholder Fees: (paid directly from your investment)

   Wire Redemption Fee                     $ 15(This charge may be waived at the
                                           discretion of the ProFunds.)

Annual Operating Expenses                       Investor   Service
(as a percentage of average daily net assets)   Class      Class
------------------------------------------------------------------
Investment Advisory Fees                          0.75%     0.75%
Distribution and Service (12b-1) Fees             None      1.00%
Other Expenses                                    1.76%     1.76%
                                                 -----     -----
Total Annual ProFund Operating Expenses           2.51%     3.51%
Fee Waivers/Reimbursements*                      -0.56%    -0.56%
                                                 -----     -----
Total Net Annual ProFund Operating Expenses       1.95%     2.95%

* ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.95% for Investor Class Shares and 2.95% for Service Class Shares through December 31, 2002. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be repaid to ProFund Advisors to the extent that the repayment will not cause the fund's expenses to exceed the stated limit. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Financial UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:


                        1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------

Investor Class Shares   $198     $ 728     $1,285     $2,804
Service Class Shares    $298     $1,025    $1,774     $3,746


                                                       UltraSector ProFunds . 77

--------------------------------------------------------------------------------
.. Healthcare UltraSector ProFund
--------------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENT STRATEGY

Healthcare UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Healthcare Sector Index. Investment strategies common to the ProFunds are discussed in the "Overview" section beginning on page 5.

The Index measures the performance of the healthcare economic sector of the U.S. equity market. Component companies include health care providers, biotechnology companies and manufacturers of medical supplies, advanced medical devices and pharmaceuticals.

As of March 31, 2002, the Index consisted of 183 stocks. Its three largest stocks were Pfizer Inc., Johnson &Johnson and Merck & Co., Inc. (which comprised 15.55%, 12.33% and 8.10%, respectively, of its market capitalization). Healthcare UltraSector ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of March 31, 2002, the Index was concentrated in pharmaceuticals, which comprised 60.90% of its market capitalization.


PRINCIPAL RISK CONSIDERATIONS

In addition to the common risks discussed in the "Overview" section beginning on page 7, Healthcare UltraSector ProFund is also subject to the following risks:


..    Many companies in this sector are heavily dependent on patent protection.
     The expiration of patents may adversely affect the profitability of these companies.
..    Companies in this sector are subject to extensive litigation based on product liability and similar claims.
..    Companies in this sector are subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting.
..    Many new products in this sector are subject to the approval of the Food and Drug Administration. The process of obtaining such approval can be long and costly.
..    Companies in this sector may be susceptible to product obsolescence.
..    Companies in this sector may be thinly capitalized, and may have limited product lines, markets, financial resources or personnel.
..    The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

FUND PERFORMANCE

The bar chart below shows the performance of Healthcare UltraSector ProFund Investor Class Shares last year, and the table shows how the average annual returns for the Investor Class and Service Class Shares compare to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.


78 . UltraSector ProFunds

Annual Return as of December 31


                                     [CHART]

 2001
------
-24.26%


During the period covered in the bar chart, the highest return on Investor Class Shares of Healthcare UltraSector ProFund for one quarter was 2.57% (quarter ended December 31, 2001) and the lowest return was -26.07% (quarter ended March 31, 2001).

Average Annual Total Returns        One      Since       Inception
As of December 31, 2001             Year     Inception   Date
------------------------------------------------------------------
Investor Class Shares                                    06/19/00
   - Before Taxes                   -24.26%    -9.47%
   - After Taxes on Distributions   -24.26%   - 9.47%
   - After Taxes on Distributions
     and Sale of Shares             -14.77%    -7.53%
Service Class Shares/(1)/           -24.96%   -10.29%    06/19/00
Dow Jones U.S. Healthcare
 Sector Index/(2)/                  -13.72%    -1.89%    06/19/00

/(1)/ Reflects no deduction for taxes.
/(2)/ Reflects no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND


The table below describes the fees and expenses you may pay if you buy and hold shares of Healthcare UltraSector ProFund.


Shareholder Fees: (paid directly from your investment)

   Wire Redemption Fee                     $ 15(This charge may be waived at the
                                           discretion of the ProFunds.)

Annual Operating Expenses                       Investor   Service
(as a percentage of average daily net assets)   Class      Class
------------------------------------------------------------------
Investment Advisory Fees                          0.75%      0.75%
Distribution and Service (12b-1) Fees             None       1.00%
Other Expenses                                    1.83%      1.83%
                                                 -----      -----
Total Annual ProFund Operating Expenses           2.58%      3.58%
Fee Waivers/Reimbursements*                      -0.63%     -0.63%
                                                 -----      -----
Total Net Annual ProFund Operating Expenses       1.95%      2.95%

* ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.95% for Investor Class Shares and 2.95% for Service Class Shares through December 31, 2002. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be repaid to ProFund Advisors to the extent that the repayment will not cause the fund's expenses to exceed the stated limit. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Healthcare UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:


                        1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------

Investor Class Shares    $198     $  743    $1,314    $2,868
Service Class Shares     $298     $1,039    $1,801    $3,804


                                                       UltraSector ProFunds . 79

--------------------------------------------------------------------------------
.. Industrial UltraSector ProFund
--------------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENT STRATEGY

Industrial UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Industrial Sector Index. Investment strategies common to the ProFunds are discussed in the "Overview" section beginning on page 5.

The Index measures the performance of the industrial economic sector of the U.S. equity market. Component companies include aerospace and defense companies, advanced industrial companies, equipment manufacturers, air freight companies, building material manufacturers, packaging companies, manufacturers of electrical components and equipment, heavy construction companies, manufacturers of heavy machinery, industrial services companies, industrial companies, marine transportation companies, railroads, shipbuilders, and trucking companies.

As of March 31, 2002, the Index consisted of 254 stocks. Its three largest stocks were General Electric Co., Tyco International Ltd. and Minnesota Mining &Manufacturing Co. (which comprised 27.40%, 4.76% and 3.30%, respectively, of its market capitalization). Industrial UltraSector ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of March 31, 2002, the Index was concentrated in industrial diversified, which comprised 45.78% of its market capitalization.


PRINCIPAL RISK CONSIDERATIONS

In addition to the common risks discussed in the "Overview" section beginning on page 7, Industrial UltraSector ProFund is also subject to the following risks:


..    The stock prices of companies in this sector are affected by supply and demand both for their specific product or service and for industrial sector products in general.

..    The products of manufacturing companies may face product obsolescence due to rapid technological developments and frequent new product introduction.

..    Government regulation, world events and economic conditions affect the performance of companies in this sector.

..    Companies in this sector are at risk for environmental damage and product liability claims.

..    The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

FUND PERFORMANCE

Because Industrial UltraSector ProFund is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.

80 . UltraSector ProFunds

FEES AND EXPENSES OF THE FUND

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of Industrial UltraSector ProFund during its first year of operations.


Shareholder Fees: (paid directly from your investment)

   Wire Redemption Fee                     $ 15(This charge may be waived at the
                                           discretion of the ProFunds.)



Annual Operating Expenses                       Investor   Service
(as a percentage of average daily net assets)   Class      Class
------------------------------------------------------------------
Investment Advisory Fees                          0.75%     0.75%
Distribution and Service (12b-1) Fees             None      1.00%
Other Expenses*                                   0.90%     0.90%
                                                  ----      ----
Total Annual ProFund Operating Expenses           1.65%     2.65%

*    "Other Expenses" are estimates.

Example: This example is intended to help you compare the cost of investing in Industrial UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:


                        1 Year   3 Years
----------------------------------------

Investor Class Shares    $168     $520
Service Class Shares     $268     $823


                                                       UltraSector ProFunds . 81

--------------------------------------------------------------------------------
.. Internet UltraSector ProFund
--------------------------------------------------------------------------------

Internet UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones Composite Internet Index. Investment strategies common to the ProFunds are discussed in the "Overview" section beginning on page 5.


The Index measures the performance of stocks in the U.S. equity markets that generate the majority of their revenues from the Internet. The Index is composed of two sub-groups:

..    Internet Commerce: companies that derive the majority of their revenues from providing goods and/or services through an open network, such as a web site.
..    Internet Services: companies that derive the majority of their revenues from providing access to the Internet or providing enabling services to people using the Internet.

As of March 31, 2002, the Index consisted of 40 stocks. Its three largest stocks were eBay Inc., Yahoo! Inc. and Verisign Inc. (which comprised 10.74%, 10.35% and 8.91%, respectively, of its market capitalization). Internet UltraSector ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.


PRINCIPAL RISK CONSIDERATIONS

In addition to the common risks discussed in the "Overview" section beginning on page 7, Internet UltraSector ProFund is also subject to the following risks:


..    Companies in this sector spend heavily on research and development and their products or services may not prove commercially successful or may become obsolete quickly.
..    The Internet sector may be subject to greater governmental regulation than other sectors and changes in governmental policies and the need for regulatory approvals may have a material adverse effect on this sector.
..    Companies in this sector are subject to risks of new technologies and competitive pressures.
..    Companies in this sector are heavily dependent on patents and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

..    Companies in this sector may be thinly capitalized, and may have limited product lines, markets, financial resources or personnel.

..    The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

FUND PERFORMANCE

The bar chart below shows the performance of Internet UltraSector ProFund Investor Class Shares last year, and the table shows how the average annual returns for the Investor Class and Service Class Shares compare to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.


82 . UltraSector ProFunds

Annual Return as of December 31

                                     [CHART]

 2001
------
-76.35%

During the period covered in the bar chart, the highest return on Investor Class Shares of Internet UltraSector ProFund for one quarter was 94.32% (quarter ended December 31, 2001) and the lowest return was -70.02% (quarter ended September 30, 2001).

Average Annual Total Returns                 One      Since       Inception
As of December 31, 2001                      Year     Inception   Date
---------------------------------------------------------------------------
Investor Class Shares                                             06/19/00
   . Before Taxes                            -76.35%   -83.28%
   . After Taxes on Distributions            -76.35%   -83.28%
   . After Taxes on Distributions
        and Sale of Shares                   -46.50%   -59.33%
   Service Class Shares/(1)/                 -76.94%   -83.61%    06/19/00
   Dow Jones Composite Internet Index/(2)/   -54.37%   -63.27%    06/19/00

/(1)/ Reflects no deduction for taxes.
/(2)/ Reflects no deduction for fees, expenses or taxes.


FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of Internet UltraSector ProFund.


Shareholder Fees: (paid directly from your investment)

   Wire Redemption Fee                         $15 (his charge may be waived at
                                               the discretion of the ProFunds.)



Annual Operating Expenses                       Investor   Service
(as a percentage of average daily net assets)   Class      Class
------------------------------------------------------------------
Investment Advisory Fees                          0.75%     0.75%
Distribution and Service (12b-1) Fees             None      1.00%
Other Expenses                                    2.84%     2.84%
                                                 -----     -----
Total Annual ProFund Operating Expenses           3.59%     4.59%
Fee Waivers/Reimbursements*                      -1.64%    -1.64%
                                                 -----     -----
Total Net Annual ProFund Operating Expenses       1.95%     2.95%

* ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.95% for Investor Class Shares and 2.95% for Service Class Shares through December 31, 2002. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be repaid to ProFund Advisors to the extent that the repayment will not cause the fund's expenses to exceed the stated limit. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Internet UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                        1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------

Investor Class Shares    $198     $  948    $1,720    $3,746
Service Class Shares     $298     $1,239    $2,187    $4,592


                                                       UltraSector ProFunds . 83

--------------------------------------------------------------------------------
.. Leisure Goods & Services UltraSector ProFund
--------------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENT STRATEGY

Leisure Goods & Services UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Leisure Goods & Services Index. Investment strategies common to the ProFunds are discussed in the "Overview" section beginning on page 5.

The Index measures the performance of the leisure goods and services sector of the U.S. equity market. Component companies include casinos, consumer electronics, entertainment, lodging, recreational products and services, restaurants, toys, and all items relevant to the field of leisure goods and services.

As of March 31, 2002, the Index consisted of 55 stocks. Its three largest stocks were McDonald's Corp., Harley-Davidson Inc. and Carnival Corp. (which comprised 17.95%, 8.35% and 5.82%, respectively, of its market capitalization). Leisure Goods & Services UltraSector ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of March 31, 2002, the Index was concentrated in restaurants and recreational products and services, which comprised 39.71% and 25.15%, respectively, of its market capitalization.


PRINCIPAL RISK CONSIDERATIONS

In addition to the common risks discussed in the "Overview" section beginning on page 7, Leisure Goods & Services UltraSector ProFund is also subject to the following risks:

..    The success of the leisure goods and services sector is tied closely to the performance of the domestic and international economy, and competition.


..    Companies in this sector are increasingly affected by government regulation.

..    The success of companies in this sector depends heavily on disposable household income and consumer spending.

..    Many companies in this sector are subject to severe competition.

..    Changes in demographics and consumer tastes can affect the success of companies in the leisure goods and services sector.

..    Companies in this sector are subject to risks of new technologies.

..    The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

FUND PERFORMANCE

Because Leisure Goods & Services UltraSector ProFund is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.

84 . UltraSector ProFunds

FEES AND EXPENSES OF THE FUND

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of Leisure Goods & Services UltraSector ProFund during its first year of operations.

Shareholder Fees: (paid directly from your investment)

   Wire Redemption Fee                         $15 (This charge may be waived at
                                               the discretion of the ProFunds.)



Annual Operating Expenses                       Investor   Service
(as a percentage of average daily net assets)   Class      Class
------------------------------------------------------------------
Investment Advisory Fees                         0.75%      0.75%
Distribution and Service (12b-1) Fees            None       1.00%
Other Expenses*                                  0.90%      0.90%
                                                 ----       ----
Total Annual ProFund Operating Expenses          1.65%      2.65%

*    "Other Expenses" are estimates.

Example: This example is intended to help you compare the cost of investing in Leisure Goods & Services UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:


                        1 Year   3 Years
----------------------------------------

Investor Class Shares    $168     $520
Service Class Shares     $268     $823


                                                       UltraSector ProFunds . 85

--------------------------------------------------------------------------------
.. Oil Drilling Equipment & Services
  UltraSector ProFund
--------------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENT STRATEGY


Oil Drilling Equipment & Services UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Oil Drilling Equipment & Services Index. Investment strategies common to the ProFunds are discussed in the "Overview" section beginning on page 5.

The Index measures the performance of the oilfield equipment and services sector of the U.S. equity market. Component companies include suppliers of equipment and services for oil field or platform users. Oil Drilling Equipment & Services UltraSector ProFund primarily invests in oil drilling equipment and services companies or in instruments that provide exposure to these companies.

As of March 31, 2002, the Index consisted of 41 stocks. Its three largest stocks were Schlumberger Ltd. N.V., Baker Hughes Inc. and Transocean Sedco Forex Inc. (which comprised 25.19%, 9.57%, and 7.90%, respectively, of its market capitalization). Oil Drilling Equipment & Services UltraSector ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.

PRINCIPAL RISK CONSIDERATIONS

In addition to the common risks discussed in the "Overview" section beginning on page 7, Oil Drilling Equipment & Services UltraSector ProFund is also subject to the following risks:

..    The profitability of companies in this sector is related to worldwide oil exploration and production spending.

..    Companies in this sector could be adversely affected by changes in currency exchange rates.

..    Companies in this sector are affected by government environmental regulations, world events and economic conditions, and are subject to market, economic and political risks of the countries where oil companies are located or do business.

..    Low consumer demand, warmer winters, and energy efficiency may lower demand for oil-related products.

..    Companies in this sector are at risk for environmental damage claims.

..    The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

FUND PERFORMANCE

Because Oil Drilling Equipment & Services UltraSector ProFund is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.


86 . UltraSector ProFunds

FEES AND EXPENSES OF THE FUND

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of Oil Drilling Equipment & Services UltraSector ProFund during its first year of operations.

Shareholder Fees: (paid directly from your investment)

   Wire Redemption Fee                         $15 (This charge may be waived at
                                               the discretion of the ProFunds.)



Annual Operating Expenses                       Investor  Service
(as a percentage of average daily net assets)   Class     Class
-----------------------------------------------------------------
Investment Advisory Fees                         0.75%      0.75%
Distribution and Service (12b-1) Fees            None       1.00%
Other Expenses*                                  0.90%      0.90%
                                                 ----       ----
Total Annual ProFund Operating Expenses          1.65%      2.65%

*    "Other Expenses" are estimates.

Example: This example is intended to help you compare the cost of investing in Oil Drilling Equipment & Services UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:


                        1 Year   3 Years
----------------------------------------

Investor Class Shares     $168    $520
Service Class Shares      $268    $823


                                                       UltraSector ProFunds . 87

--------------------------------------------------------------------------------
.. Pharmaceuticals UltraSector ProFund
--------------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENT STRATEGY

Pharmaceuticals UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Pharmaceuticals Index. Investment strategies common to the ProFunds are discussed in the "Overview" section beginning on page 5.

The Index measures the performance of the pharmaceuticals economic sector of the U.S. equity market. Component companies include the makers of prescription and over-the-counter drugs, such as aspirin, cold remedies, birth control pills, and vaccines, as well as companies engaged in contract drug research.

As of March 31, 2002, the Index consisted of 34 stocks. Its three largest stocks were Pfizer Inc., Johnson &Johnson and Merck & Co. Inc. (which comprised 25.52%, 20.24% and 13.31%, respectively, of its market capitalization). Pharmaceuticals UltraSector ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.


PRINCIPAL RISK CONSIDERATIONS

In addition to the common risks discussed in the "Overview" section beginning on page 7, Pharmaceuticals UltraSector ProFund is also subject to the following risks:


..    The prices of the securities of pharmaceuticals companies may fluctuate widely due to government regulation and approval of their products and services, which can have a significant effect on their price and availability.
..    Companies in this sector spend heavily on research and development and their products and services may not prove commercially successful or may become obsolete quickly.
..    Liability for products that are later alleged to be harmful or unsafe may be substantial, and may have a significant impact on a pharmaceutical company's market value and/or share price.
..    Companies in this sector are affected by government regulation, world events and economic conditions, and are subject to market, economic and political risks of the countries where pharmaceutical companies are located or do business.
..    The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

FUND PERFORMANCE

The bar chart below shows the performance of Pharmaceuticals UltraSector ProFund Investor Class Shares last year, and the table shows how the average annual returns for the Investor Class and Service Class Shares compare to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.


88 . UltraSector ProFunds

Annual Return as of December 31
                                     [CHART]

 2001
------
-28.80%

During the period covered in the bar chart, the highest return on Investor Class Shares of Pharmaceuticals UltraSector ProFund for one quarter was 2.55% (quarter ended September 30, 2001) and the lowest return was -27.46% (quarter ended March 31, 2001).

Average Annual Total Returns                One      Since       Inception
As of December 31, 2001                     Year     Inception   Date
--------------------------------------------------------------------------
Investor Class Shares                                            06/28/00
   . Before Taxes                           -28.80%   -11.82%
   . After Taxes on Distributions           -28.80%   -11.82%
   . After Taxes on Distributions
     and Sale of Shares                     -17.54%    -9.40%
Service Class Shares/(1)/                   -29.57%   -12.71%    06/28/00
Dow Jones U.S. Pharmaceuticals Index/(2)/   -17.57%    -5.10%    06/28/00

/(1)/ Reflects no deduction for taxes.
/(2)/ Reflects no deduction for fees, expenses or taxes.


FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of Pharmaceuticals UltraSector ProFund.


Shareholder Fees: (paid directly from your investment)

   Wire Redemption Fee                         $15 (This charge may be waived at
                                               the discretion of the ProFunds.)



Annual Operating Expenses                       Investor   Service
(as a percentage of average daily net assets)   Class      Class
------------------------------------------------------------------
Investment Advisory Fees                          0.75%      0.75%
Distribution and Service (12b-1) Fees             None       1.00%
Other Expenses                                    1.58%      1.58%
                                                 -----      -----
Total Annual ProFund Operating Expenses           2.33%      3.33%
Fee Waivers/Reimbursements*                      -0.38%     -0.38%
                                                 -----      -----
Total Net Annual ProFund Operating Expenses       1.95%      2.95%

* ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.95% for Investor Class Shares and 2.95% for Service Class Shares through December 31, 2002. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be repaid to ProFund Advisors to the extent that the repayment will not cause the fund's expenses to exceed the stated limit. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Pharmaceuticals UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:


                         1 Year   3 Years   5 Years   10 Years
--------------------------------------------------------------

Investor Class Shares     $198     $691      $1,211    $2,637
Service Class Shares      $298     $989      $1,703    $3,596


                                                       UltraSector ProFunds . 89

--------------------------------------------------------------------------------
.. Precious Metals UltraSector ProFund
--------------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENT STRATEGY

Precious Metals UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Philadelphia Stock Exchange Gold and Silver SectorSM Index. Investment strategies common to the ProFunds are discussed in the "Overview" section beginning on page 5.

The Index measures the performance of the gold and silver mining sector of the global equity market. Component companies include companies involved in the mining and production of gold, silver, and other precious metals. The Index does not include producers of commemorative medals and coins that are made of these metals.

As of March 31, 2002, the Index consisted of 10 stocks. Its three largest stocks were Newmont Mining Corp., Barrick Gold Corp. and Anglogold Ltd. (which comprised 28.67%, 26.33% and 13.01%, respectively, of its market capitalization). Precious Metals UltraSector ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.


PRINCIPAL RISK CONSIDERATIONS

In addition to the common risks discussed in the "Overview" section beginning on page 7, Precious Metals UltraSector ProFund is also subject to the following risks:


..    The prices of precious metals may fluctuate widely due to changes in inflation or inflation expectations or currency fluctuations, speculation, and worldwide demand.

..    Companies in this sector are affected by government regulation, world events and economic conditions, and are subject to market, economic and political risks of the countries where precious metals companies are located or do business.

..    Companies in this sector may be thinly capitalized, and may have limited product lines, markets, financial resources or personnel.

..    The securities of companies in the precious metals sector may underperform those of other sectors and/or fixed income investments.

..    Certain of the securities represented in the Index may be illiquid, which may limit the ability to dispose of these securities quickly at fair value when ProFund Advisors deems it desirable to do so. In addition, illiquid securities may be more difficult to value than liquid securities, and typically entail higher transaction expenses.

FUND PERFORMANCE


Because Precious Metals UltraSector ProFund is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.

90 . UltraSector ProFunds

FEES AND EXPENSES OF THE FUND

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of Precious Metals UltraSector ProFund during its first year of operations.


Shareholder Fees: (paid directly from your investment)

   Wire Redemption Fee                         $15 (This charge may be waived at
                                               the discretion of the ProFunds.)



Annual Operating Expenses                       Investor   Service
(as a percentage of average daily net assets)   Class      Class
------------------------------------------------------------------
Investment Advisory Fees                         0.75%      0.75%
Distribution and Service (12b-1) Fees            None       1.00%
Other Expenses*                                  0.90%      0.90%
                                                 ----       ----
Total Annual ProFund Operating Expenses          1.65%      2.65%

*    "Other Expenses" are estimates.

Example: This example is intended to help you compare the cost of investing in Precious Metals UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:


                         1 Year   3 Years
-----------------------------------------

Investor Class Shares     $168     $520
Service Class Shares      $268     $823


                                                       UltraSector ProFunds . 91

--------------------------------------------------------------------------------
.. Real Estate UltraSector ProFund
--------------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENT STRATEGY

Real Estate UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Real Estate Index. Investment strategies common to the ProFunds are discussed in the "Overview" section beginning on page 5.

TheIndex measures the performance of the real estate industry sector of the U.S. equity market. Component companies include hotel and resort companies and real estate investment trusts ("REITs") that invest in apartments, office and retail properties. REITs are passive investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests.

As of March 31, 2002, the Index consisted of 69 stocks. Its three largest stocks were Equity Office Properties Trust, Equity Residential Properties Trust and Archstone-Smith Trust (which comprised 9.60%, 6.07% and 3.58%, respectively, of its market capitalization). Real Estate UltraSector ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.


PRINCIPAL RISK CONSIDERATIONS

In addition to the common risks discussed in the "Overview" section beginning on page 7, Real Estate UltraSector ProFund is also subject to the following risks:


..    Adverse changes in national, state or local real estate conditions (such as oversupply of or reduced demand for space and changes in market rental rates).
..    Obsolescence of properties.
..    Changes in the availability, cost and terms of mortgage funds.
..    The impact of environmental laws.
..    A REIT that fails to comply with federal tax requirements affecting REITs would be subject to federal income taxation.
..    The federal tax requirement that a REIT distribute substantially all of its net income to its shareholders could result in a REIT having insufficient capital for future expenditures.
..    The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

FUND PERFORMANCE

The bar chart below shows the performance of Real Estate UltraSector ProFund Investor Class Shares last year, and the table shows how the average annual returns for the Investor Class and Service Class Shares compare to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account.


92 . UltraSector Profunds

Annual Return as of December 31

                                     [CHART]

2001
----
9.11%

During the period covered in the bar chart, the highest return on Investor Class Shares of Real Estate UltraSector ProFund for one quarter was 14.41% (quarter ended June 30, 2001) and the lowest return was -7.55% (quarter ended September 30, 2001).

Average Annual Total Returns            One     Since       Inception
As of December 31, 2001                 Year    Inception   Date
---------------------------------------------------------------------
Investor Class Shares                                       06/19/00
   . Before Taxes                       9.11%    14.94%
   . After Taxes on Distributions       5.74%    11.48%
   . After Taxes on Distributions
        and Sale of Shares              5.52%    10.28%
Service Class Shares/(1)/               7.79%    13.54%     06/19/00
Dow Jones U.S. Real Estate Index/(2)/   4.43%     8.10%     06/19/00

/(1)/  Reflects no deduction for taxes.
/(2)/  Reflects no deduction for fees, expenses or taxes.


FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of Real Estate UltraSector ProFund.


Shareholder Fees: (paid directly from your investment)

Wire Redemption Fee                            $15 (This charge may be waived at
                                               the discretion of the ProFunds.)



Annual Operating Expenses                       Investor   Service
(as a percentage of average daily net assets)   Class      Class
------------------------------------------------------------------
Investment Advisory Fees                         0.75%      0.75%
Distribution and Service (12b-1) Fees            None       1.00%
Other Expenses                                   1.24%      1.24%
                                                -----      -----
Total Annual ProFund Operating Expenses          1.99%      2.99%
Fee Waivers/Reimbursements*                     -0.04%     -0.04%
                                                -----      -----
Total Net Annual ProFund Operating Expenses      1.95%      2.95%

* ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.95% for Investor Class Shares and 2.95% for Service Class Shares through December 31, 2002. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be repaid to ProFund Advisors to the extent that the repayment will not cause the fund's expenses to exceed the stated limit. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Real Estate UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:


                        1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------

Investor Class Shares     $198     $621     $1,069    $2,314
Service Class Shares      $298     $921     $1,568    $3,306


                                                       UltraSector Profunds . 93

--------------------------------------------------------------------------------
.. Semiconductor UltraSector ProFund
--------------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENT STRATEGY

Semiconductor UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Semiconductor Index. Investment strategies common to the ProFunds are discussed in the "Overview" section beginning on page 5.

The Index measures the performance of the semiconductor economic sector of the U.S. equity market. Component companies are engaged in the production of semiconductors and other integrated chips, as well as other related products such as circuit boards and motherboards.

As of March 31, 2002, the Index consisted of 84 stocks. Its three largest stocks were Intel Corp., Texas Instruments Inc. and Applied Materials, Inc. (which comprised 37.89%, 10.63% and 8.24%, respectively, of its market capitalization). Semiconductor UltraSector ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.


PRINCIPAL RISK CONSIDERATIONS

In addition to the common risks discussed in the "Overview" section beginning on page 7, Semiconductor UltraSector ProFund is also subject to the following risks:


..    The prices of the securities of semiconductor companies may fluctuate widely due to risks of rapid obsolescence of products.
..    These companies face intense domestic competition, and may face competition from subsidized foreign competitors with lower production costs.
..    the economic performance of the customers of semiconductor companies.

..    Research costs and the risks that their products may not prove commercially successful.
..    Companies in this sector may be thinly capitalized, and may have limited product lines, markets, financial resources or personnel.
..    The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.


FUND PERFORMANCE

The bar chart below shows the performance of Semiconductor UltraSector ProFund Investor Class Shares last year, and the table shows how the average annual returns for the Investor Class and Service Class Shares compare to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.


94 . UltraSector Profunds

Annual Return as of December 31

                                     [CHART]

 2001
------
-33.41%

During the period covered in the bar chart, the highest return on Investor Class Shares of Semiconductor UltraSector ProFund for one quarter was 69.31% (quarter ended December 31, 2001) and the lowest return was -50.46% (quarter ended September 30, 2001).

Average Annual Total Returns              One       Since       Inception
As of December 31, 2001                   Year      Inception   Date
-------------------------------------------------------------------------
Investor Class Shares                                           06/19/00
   . Before Taxes                         -33.41%   -65.61%
   . After Taxes on Distributions         -33.41%   -65.61%
   . After Taxes on Distributions
     and Sale of Shares                   -20.35%   -49.03%
Service Class Shares/(1)/                 -34.00%   -65.96%     06/19/00
Dow Jones U.S. Semiconductor Index/(2)/   -13.73%   -42.81%     06/19/00

/(1)/ Reflects no deduction for taxes.
/(2)/ Reflects no deduction for fees, expenses or taxes.


FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of Semiconductor UltraSector ProFund.

Shareholder Fees: (paid directly from your investment)

   Wire Redemption Fee                       $15 (This charge may be waived at
                                             the discretion of the ProFunds.)


Annual Operating Expenses                       Investor    Service
(as a percentage of average daily net assets)   Class       Class
-------------------------------------------------------------------
Investment Advisory Fees                         0.75%       0.75%
Distribution and Service (12b-1) Fees            None        1.00%
Other Expenses                                   2.14%       2.14%
                                                -----       -----
Total Annual ProFund Operating Expenses          2.89%       3.89%
Fee Waivers/Reimbursements*                     -0.94%      -0.94%
                                                -----       -----
Total Net Annual ProFund Operating Expenses      1.95%       2.95%

* ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.95% for Investor Class Shares and 2.95% for Service Class Shares through December 31, 2002. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be repaid to ProFund Advisors to the extent that the repayment will not cause the fund's expenses to exceed the stated limit. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Semiconductor UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                        1 Year   3 Years   5 Years   10 Years
--------------------------------------------------------------
Investor Class Shares    $198     $  806    $1,440    $3,147

Service Class Shares     $298     $1,101    $1,922    $4,054


                                                       UltraSector Profunds . 95

--------------------------------------------------------------------------------
.. Technology UltraSector ProFund
--------------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENT STRATEGY

Technology UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Technology Sector Index. Investment strategies common to the ProFunds are discussed in the "Overview" section beginning on page 5.

The Index measures the performance of the technology sector of the U.S. equity market. Component companies include those involved in the development and production of technology products, including computer hardware and software, telecommunications equipment, microcomputer components, integrated computer circuits and office equipment utilizing technology.

As of March 31, 2002, the Index consisted of 319 stocks. Its three largest stocks were Microsoft Corp., Intel Corp. and International Business Machines Corp. (which comprised 15.34%, 11.14% and 9.75%, respectively, of its market capitalization). Technology UltraSector ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of March 31, 2002, the Index was concentrated in semiconductors and software, which comprised 29.40% and 28.68%, respectively, of its market capitalization.


PRINCIPAL RISK CONSIDERATIONS

In addition to the common risks described in the "Overview" section beginning on page 7, Technology UltraSector ProFund is also subject to the following risks:


..    Technology companies face intense competition, both domestically and internationally. . Technology companies may have limited product lines, markets, financial resources or personnel.
..    The products of technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction.
..    Technology companies may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.
..    Companies in this sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.
..    The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

FUND PERFORMANCE

The bar chart below shows the performance of Technology UltraSector ProFund Investor Class Shares last year, and the table shows how the average annual returns for the Investor Class and Service Class Shares compare to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.


96 . UltraSector Profunds

Annual Return as of December 31

                                     [CHART]

 2001
------
-51.45%

During the period covered in the bar chart, the highest return on Investor Class Shares of Technology UltraSector ProFund for one quarter was 53.93% (quarter ended December 31, 2001) and the lowest return was -52.49% (quarter ended September 30, 2001).

Average Annual Total Returns         One      Since       Inception
As of December 31, 2001              Year     Inception   Date
-------------------------------------------------------------------
Investor Class Shares                                     06/19/00
   . Before Taxes                   -51.45%   -66.60%
   . After Taxes on Distributions   -51.45%   -66.60%
   . After Taxes on Distributions
     and Sale of Shares             -31.33%   -49.67%
Service Class Shares/(1)/           -51.73%   -66.75%     06/19/00
Dow Jones U.S. Technology
   Sector Index/(2)/                -28.45%   -44.30%     06/19/00

/(1)/ Reflects no deduction for taxes.
/(2)/ Reflects no deduction for fees, expenses or taxes.


FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of Technology UltraSector ProFund.


Shareholder Fees: (paid directly from your investment)

   Wire Redemption Fee                       $15 (This charge may be waived at
                                             the discretion of the ProFunds.)



Annual Operating Expenses                       Investor   Service
(as a percentage of average daily net assets)   Class      Class
------------------------------------------------------------------
Investment Advisory  Fees                         0.75%      0.75%
Distribution and Service (12b-1) Fees             None       1.00%
Other Expenses                                    2.13%      2.13%
                                                 -----      -----
Total Annual ProFund Operating Expenses           2.88%      3.88%
Fee Waivers/Reimbursements*                      -0.93%     -0.93%
                                                 -----      -----
Total Net Annual ProFund Operating Expenses       1.95%      2.95%

* ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.95% for Investor Class Shares and 2.95% for Service Class Shares through December 31, 2002. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be repaid to ProFund Advisors to the extent that the repayment will not cause the fund's expenses to exceed the stated limit. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Technology UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:


                        1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------

Investor Class Shares    $198    $  804    $1,436    $3,138
Service Class Shares     $298    $1,099    $1,918    $4,046


                                                       UltraSector Profunds . 97

--------------------------------------------------------------------------------
.. Telecommunications UltraSector ProFund
--------------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENT STRATEGY

Telecommunications UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Telecommunications Sector Index. Investment strategies common to the ProFunds are discussed in the "Overview" section beginning on page 5.

The Index measures the performance of the telecommunications economic sector of the U.S. equity market. Component companies include fixed-line communications and wireless communications companies.

As of March 31, 2002, the Index consisted of 29 stocks. Its three largest stocks were SBC Communications Inc., Verizon Communications Inc. and BellSouth Corp. (which comprised 25.96%, 25.29% and 14.17%, respectively, of its market capitalization). Telecommunications UltraSector ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of March 31, 2002, the Index was concentrated in fixed-line communications, which comprised 91.41% of its market capitalization.


PRINCIPAL RISK CONSIDERATIONS

In addition to the common risks discussed in the "Overview" section beginning on page 7, Telecommunications UltraSector ProFund is also subject to the following risks:


..    The domestic telecommunications market is characterized by increasing competition and regulation by the Federal Communications Commission and various state regulatory authorities.

..    Companies in this sector need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology.

..    Technological innovations may make the products and services of telecommunications companies obsolete.

..    The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

FUND PERFORMANCE


The bar chart below shows the performance of Telecommunications UltraSector ProFund Investor Class Shares last year, and the table shows how the average annual returns for the Investor Class and Service Class Shares compare to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.


98 . UltraSector Profunds

Annual Return as of December 31

                                     [CHART]

 2001
------
-26.37%

During the period covered in the bar chart, the highest return on Investor Class Shares of Telecommunications UltraSector ProFund for one quarter was -2.53% (quarter ended September 30, 2001) and the lowest return was -15.24% (quarter ended December 31, 2001).

Average Annual Total Returns        One       Since       Inception
As of December 31, 2001             Year      Inception   Date
-------------------------------------------------------------------
Investor Class Shares                                     06/19/00
   . Before Taxes                   -26.37%   -47.15%
   . After Taxes on Distributions   -26.37%   -47.15%
   . After Taxes on Distributions
     and Sale of Shares             -16.06%   -36.29%
Service Class Shares/(1)/           -26.99%   -47.61%     06/19/00
Dow Jones U.S. Telecommunications
  Sector Index/(2)/                 -14.15%   -31.06%     06/19/00

/(1)/ Reflects no deduction for taxes.
/(2)/ Reflects no deduction for fees, expenses or taxes.


FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of Telecommunications UltraSector ProFund.


Shareholder Fees: (paid directly from your investment)

   Wire Redemption Fee                       $15 (This charge may be waived at
                                             the discretion of the ProFunds.)



Annual Operating Expenses                       Investor    Service
(as a percentage of average daily net assets)   Class       Class
--------------------------------------------------------------------
Investment Advisory Fees                         0.75%       0.75%
Distribution and Service (12b-1) Fees            None        1.00%
Other Expenses                                   2.96%       2.96%
                                                -----       -----
Total Annual ProFund Operating Expenses          3.71%       4.71%
Fee Waivers/Reimbursements*                     -1.76%      -1.76%
                                                -----       -----
Total Net Annual ProFund Operating Expenses      1.95%       2.95%

* ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.95% for Investor Class Shares and 2.95% for Service Class Shares through December 31, 2002. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be repaid to ProFund Advisors to the extent that the repayment will not cause the fund's expenses to exceed the stated limit. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Telecommunications UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:


                        1 Year   3 Years   5 Years   10 Years
--------------------------------------------------------------

Investor Class Shares    $198     $  973    $1,767    $3,845
Service Class Shares     $298     $1,262    $2,232    $4,681


                                                       UltraSector Profunds . 99

--------------------------------------------------------------------------------
.. Utilities UltraSector ProFund
--------------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENT STRATEGY


Utilities UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Utilities Sector Index. Investment strategies common to the ProFunds are discussed in the "Overview" section beginning on page 5.

The Index measures the performance of the utilities economic sector of the U.S. equity market. Component companies include electric utilities, gas utilities and water utilities.

As of March 31, 2002, the Index consisted of 77 stocks. Its three largest stocks were Duke Energy Corp., Southern Co. and Dominion Resources Inc. (Virginia) (which comprised 8.69%, 5.14% and 4.76%, respectively, of its market capitalization). Utilities UltraSector ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of March 31, 2002, the Index was concentrated in electric utilities, which comprised 93.95% of its market capitalization.


PRINCIPAL RISK CONSIDERATIONS

In addition to the common risks discussed in the "Overview" section beginning on page 7, Utilities UltraSector ProFund is also subject to the following risks:


..    The rates of regulated utility companies are subject to review and limitation by governmental regulatory commissions.
..    The value of regulated utility debt securities (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates.
..    As deregulation allows utilities to diversify outside of their original geographic regions and their traditional lines of business, utilities may engage in riskier ventures where they have little or no experience.
..    Deregulation is subjecting utility companies to greater competition and may adversely affect profitability due to lower operating margins and higher costs.
..    The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

FUND PERFORMANCE

The bar chart below shows the performance of Utilities UltraSector ProFund Investor Class Shares last year, and the table shows how the average annual returns for the Investor Class and Service Class Shares compare to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.


100 . UltraSector Profunds

Annual Return as of December 31

                                     [CHART]

 2001
------
-42.65%

During the period covered in the bar chart, the highest return on Investor Class Shares of Utilities UltraSector ProFund for one quarter was -6.41% (quarter ended December 31, 2001) and the lowest return was -23.87% (quarter ended September 30, 2001).

Average Annual Total Returns        One       Since       Inception
As of December 31, 2001             Year      Inception   Date
-------------------------------------------------------------------
Investor Class Shares                                     07/26/00
   . Before Taxes                   -42.65%   -13.99%
   . After Taxes on Distributions   -42.71%   -14.06%
   . After Taxes on Distributions
     and Sale of Shares             -25.97%   -11.15%
Service Class Shares/(1)/           -43.08%   -14.61%     07/26/00
Dow Jones U.S. Utilities
  Sector Index/(2)/                 -28.55%    -6.33%     07/26/00

/(1)/ Reflects no deduction for taxes.
/(2)/ Reflects no deduction for fees, expenses or taxes.


FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of Utilities UltraSector ProFund.


Shareholder Fees: (paid directly from your investment)

   Wire Redemption Fee                       $15 (This charge may be waived at
                                             the discretion of the ProFunds.)



Annual Operating Expenses                       Investor   Service
(as a percentage of average daily net assets)   Class      Class
-------------------------------------------------------------------
Investment Advisory Fees                         0.75%      0.75%
Distribution and Service (12b-1) Fees            None       1.00%
Other Expenses                                   4.77%      4.77%
                                                -----      -----
Total Annual ProFund Operating Expenses          5.52%      6.52%
Fee Waivers/Reimbursements*                     -3.57%     -3.57%
                                                -----      -----
Total Net Annual ProFund Operating Expenses      1.95%      2.95%

* ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.95% for Investor Class Shares and 2.95% for Service Class Shares through December 31, 2002. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be repaid to ProFund Advisors to the extent that the repayment will not cause the fund's expenses to exceed the stated limit. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Utilities UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:


                        1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------

Investor Class Shares    $198     $1,330    $2,450    $5,199
Service Class Shares     $298     $1,609    $2,880    $5,892


                                                      UltraSector Profunds . 101

--------------------------------------------------------------------------------
.. Wireless Communications UltraSector ProFund
--------------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENT STRATEGY

Wireless Communications UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Wireless Communications Index. Investment strategies common to the ProFunds are discussed in the "Overview" section beginning on page 5.

The Index measures the performance of the wireless communications sector of the U.S. equity market. Component companies include the providers of mobile telephone services, including cellular telephone systems, and paging and wireless services.

As of March 31, 2002, the Index consisted of 12 stocks. Its three largest stocks were AT&T Wireless Services Inc., Sprint Corp. (PCS Group) and Telephone &Data Systems Inc. (which comprised 57.58%, 14.67%, and 10.94%, respectively, of its market capitalization). Wireless Communications UltraSector ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.


PRINCIPAL RISK CONSIDERATIONS

In addition to the common risks discussed in the "Overview" section beginning on page 7, Wireless Communications UltraSector ProFund is also subject to the following risks:


..    The prices of the securities of wireless communications companies may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered.
..    Fierce competition for market share, and competitive challenges in the U.S.
     from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors.
..    Recent industry consolidation trends may lead to increased regulation of wireless communications companies in their primary markets.
..    Companies in this sector may be thinly capitalized, and may have limited product lines, markets, financial resources or personnel.
..    The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

FUND PERFORMANCE

The bar chart below shows the performance of Wireless Communications UltraSector ProFund Investor Class Shares last year, and the table shows how the average annual returns for the Investor Class and Service Class Shares compare to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.


102 . UltraSector ProFunds

Annual Return as of December 31

                                     [CHART]

 2001
------
-41.65%

During the period covered in the bar chart, the highest return on Investor Class Shares of Wireless Communications UltraSector ProFund for one quarter was 12.16% (quarter ended June 30, 2001) and the lowest return was -28.09% (quarter ended September 30, 2001).

Average Annual Total Returns           One     Since       Inception
As of December 31, 2001                Year    Inception   Date
--------------------------------------------------------------------
Investor Class Shares                                       06/19/00
   . Before Taxes                     -41.65%   -68.90%
   . After Taxes on Distributions     -41.65%   -68.90%
   . After Taxes on Distributions
     and Sale of Shares               -25.36%   -51.14%
Service Class Shares/(1)/             -42.45%   -69.29%     06/19/00
Dow Jones U.S. Wireless
   Communications Index/(2)/          -21.96%   -49.96%     06/19/00

/(1)/ Reflects no deduction for taxes.
/(2)/ Reflects no deduction for fees, expenses or taxes.


FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of Wireless Communications UltraSector ProFund.


Shareholder Fees: (paid directly from your investment)

   Wire Redemption Fee                         $15 (This charge may be waived at
                                               the discretion of the ProFunds.)



Annual Operating Expenses                       Investor   Service
(as a percentage of average daily net assets)   Class      Class
------------------------------------------------------------------
Investment Advisory Fees                          0.75%      0.75%
Distribution and Service (12b-1) Fees             None       1.00%
Other Expenses                                    2.59%      2.59%
                                                 -----      -----
Total Annual ProFund Operating Expenses           3.34%      4.34%
Fee Waivers/Reimbursements*                      -1.39%     -1.39%
                                                 -----      -----
Total Net Annual ProFund Operating Expenses       1.95%      2.95%

* ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.95% for Investor Class Shares and 2.95% for Service Class Shares through December 31, 2002. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be repaid to ProFund Advisors to the extent that the repayment will not cause the fund's expenses to exceed the stated limit. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Wireless Communications UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:


                        1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------

Investor Class Shares    $198     $  898    $1,621   $3,537
Service Class Shares     $298     $1,190    $2,093   $4,404


                                                      UltraSector ProFunds . 103

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104 . UltraSector ProFunds

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                             . Money Market ProFund
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"During periods when investors want to maintain a neutral exposure to the stock market, the income earned from an investment in the Money Market ProFund can keep their capital at work."

                                                      Money Market ProFund . 105

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.. Money Market ProFund
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OBJECTIVE

Money Market ProFund currently invests all of its assets in the Cash Management Portfolio (the "Portfolio"), a separate investment company managed by Deutsche Asset Management, Inc. The objective of Money Market ProFund and the Portfolio are identical: both seek a high level of current income consistent with liquidity and preservation of capital.


STRATEGY

The Portfolio may invest in high-quality, short-term, dollar-denominated money market securities paying a fixed, variable or floating interest rate such as:

..    Debt securities issued by U.S. and foreign banks, financial institutions, corporations, or other entities, including certificates of deposit, euro-time deposits, commercial paper (including asset-backed commercial paper), notes, funding agreements and U.S. government securities.

..    U.S. government securities that are issued or guaranteed by the U.S.
     Treasury, or by agencies or instrumentalities of the U.S. government.

..    Repurchase agreements, which are agreements to buy securities at one price, with a simultaneous agreement to sell back the securities at a future date at an agreed-upon price.

..    Asset-backed securities, which are generally participations in a pool of assets whose payment is derived from the payments generated by the underlying assets. Payments on the asset-backed security generally consist of interest and/or principal.

Because many of the principal investments of the Portfolio are issued or credit-enhanced by banks and other financial institutions, it may invest more than 25% of its total assets in the financial services industry. The Portfolio may invest up to 10% of its total assets in other money market mutual funds in accordance with applicable regulations. The Portfolio may invest in other instruments, as described in the Statement of Additional Information.


The Portfolio maintains a dollar-weighted average maturity of 90 days or less. Generally, securities in the Portfolio are valued in U.S. dollars and have remaining maturities of 397 days (about 13 months) or less on their purchase date. The Portfolio also may invest in longer term securities that have features reducing their maturities to 397 days or less on their purchase date. The Portfolio buys securities that at the time of purchase:

..    have received the highest short-term rating from two nationally recognized statistical rating organizations;

..    have received the highest short-term rating from one rating organization
     (if only one organization rates the security);

..    if unrated, are determined to be of similar quality by the Portfolio's investment adviser; or

..    have no short-term rating, but are rated within the three highest long-term rating categories, or are determined to be of similar quality by the Portfolio's investment adviser.


106 . Money Market ProFund

PRINCIPAL RISKS


Interest Rate Risk

Money market instruments, like most debt securities, face the risk that the securities will decline in value because of changes in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase when interest rates decline.

To minimize interest rate risk, the Portfolio's investment adviser limits the dollar-weighted average maturity of the securities held by the Portfolio to 90 days or less and primarily buys securities with remaining maturities of 13 months or less.


Credit Risk

The credit quality of a security depends on the issuer's ability to pay interest and repay debt: the lower the credit rating, the greater the risk that the security's issuer will default, or fail to meet its payment obligations. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for it.

Repurchase Agreement Risk

A repurchase agreement exposes the Portfolio to the risk that the party that sells the securities defaults on its obligation to repurchase them. In this circumstance, the Portfolio can lose money because:

..    it may not be able to sell the securities at the agreed-upon time and price;
..    the securities could lose value before they can be sold;
..    of a default or bankruptcy by a selling institution; or
..    of a difficulty in exercising its rights to the collateral.


Market Risk

Although individual securities may outperform their market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions.

Security Selection Risk

While the Portfolio invests in short-term securities, which by nature should be relatively stable investments, the risk remains that the securities selected will not perform as expected. This could cause the Portfolio's yield to lag behind those of similar money market funds.

Concentration Risk

Because the Portfolio may invest more than 25% of its total assets in the financial services industry, it may be vulnerable to setbacks in that industry. Banks and other financial service companies are highly dependent on short-term interest rates and can be adversely affected by downturns in the U.S. and foreign economies or changes in banking regulations.

Prepayment Risk

When a bond issuer, such as an issuer of asset-backed securities, retains the right to pay off a high-yielding bond before it comes due, the Portfolio may have to

                                                      Money Market ProFund > 107

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.. Money Market ProFund
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reinvest the proceeds at lower interest rates. Thus, prepayment may reduce the Portfolio's income. It may also create a capital gains tax liability, because bond issuers usually pay a premium for the right to pay off bonds early.

MASTER-FEEDER STRUCTURE

Money Market ProFund is a feeder fund that currently invests all of its assets in a master fund, the Portfolio.

The Portfolio may accept investments from other feeder funds. Each feeder fund bears the Portfolio's expenses in proportion to their assets. Each feeder fund can set its own fund-specific expenses, transaction minimums and other requirements.

Shareholders of Money Market ProFund, on April 25, 2001, approved an investment advisory agreement with ProFund Advisors under which ProFund Advisors serves as investment adviser of Money Market ProFund, although no fee is payable under the agreement unless the master-feeder relationship with the Portfolio is terminated and ProFund Advisors directly invests the assets of Money Market ProFund. Money Market ProFund's Trustees may withdraw its assets from the Portfolio if they believe doing so is in the shareholders' best interests.

An investment in Money Market ProFund is not a deposit of a bank, nor is it insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While Money Market ProFund tries to maintain a stable net asset value of $1.00 per share, there is no guarantee that the Money Market ProFund will do so, and you could lose money by investing in this ProFund.


CONSIDERING A MONEY MARKET PROFUND INVESTMENT

Investors can take advantage of Money Market ProFund in at least two ways:

..    during periods when investors want to maintain a neutral exposure to the stock market, the income earned from an investment in Money Market ProFund can keep their capital at work.
..    Money Market ProFund may be used in conjunction with other ProFunds to adjust an investor's target exposure to an index.

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     For instance, an investor who desires to target a daily return of 1.5 times the daily performance of the S&P 500(R) Index could allocate 75% of his or her investment to UltraBull ProFund and 25% of the investment to Money Market ProFund.
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FUND PERFORMANCE AND TOTAL RETURNS

The bar chart below shows how the performance of Money Market ProFund Investor Class Shares has varied from year to year. The table shows how the performance of the Investor Class and Service Class Shares has varied over time. Of course, past performance is no guarantee of future results.


108 . Money Market ProFund

Annual Returns as of December 31 each year

                                     [CHART]

1998    1999    2000    2001
----    ----    ----    ----
4.84%   4.48%   5.74%   3.28%

During the periods covered in the bar chart, the highest return on Investor Class Shares of Money Market ProFund for one quarter was 1.51% (quarter ended September 30, 2000) and the lowest return was 0.37% (quarter ended December 31,
2001).

Average Annual Total Returns   One     Since       Inception
As of December 31, 2001        Year    Inception   Date
------------------------------------------------------------
Investor Class Shares          3.28%     4.60%      11/17/97
Service Class Shares           2.26%     3.45%      11/17/97

The 7-day yield (the income for the previous 7 days projected over a full year) for Money Market ProFund as of December 31, 2001 was 1.32% for Investor Class Shares and 0.32% for Service Class Shares.


FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses, including Money Market ProFund's prorated Portfolio expenses, you may pay if you buy and hold shares of Money Market ProFund.


Shareholder Fees: (paid directly from your investment)

   Wire Redemption Fee                         $15 (This charge may be waived at
                                               the discretion of the ProFunds.)



Annual Operating Expenses                       Investor   Service
(as a percentage of average daily net assets)   Class      Class
------------------------------------------------------------------
Investment Advisory Fees                          0.15%     0.15%
Distribution and Service (12b-1) Fees             None      1.00%
Other Expenses                                    0.93%     0.91%
                                                  ----      ----
Total Annual ProFund Operating Expenses           1.08%     2.06%

Please refer to the discussion under "ProFunds Management" for more information regarding investment advisory and management services relating to Money Market ProFund.

Example: This example is intended to help you compare the cost of investing in Money Market ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:


                        1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------

Investor Class Shares    $110      $343     $  595     $1,317
Service Class Shares     $209      $646     $1,108     $2,390


                                                      Money Market ProFund . 109

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110 . Money Market ProFund

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                          . General ProFunds Information
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"Purchases, redemptions and exchanges of shares are effected at the net asset value per share next determined after receipt and acceptance of a purchase order or receipt of a redemption or exchange request."


                                              General ProFunds Information . 111

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.. General ProFunds Information
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CALCULATING SHARE PRICES

(All ProFunds Except Money Market ProFund)

Each ProFund calculates its daily share price on the basis of the net asset value of each class of shares at the close of regular trading on the New York Stock Exchange ("NYSE") (normally, 4:00 p.m., Eastern time) every day the NYSE and the Chicago Mercantile Exchange are open for business.

Purchases, redemptions and exchanges of shares are effected at the net asset value per share next determined after receipt and acceptance of a purchase order or receipt of a redemption or exchange request. If a ProFund's portfolio investments trade in markets on days when the ProFund's principal trading market(s) is closed, the ProFund's net asset value may vary on days when investors cannot purchase or redeem shares.

The ProFunds value shares of each class of shares by dividing the market value of the assets attributable to each class, less the liabilities attributable to the class, by the number of the class's outstanding shares.

A ProFund's assets are valued primarily on the basis of market quotations. Certain short-term securities are valued on the basis of amortized cost. If market quotations are not readily available or do not accurately reflect fair value for an investment or if an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market), that investment may be valued by another method that the Board of Trustees believes accurately reflects fair value. This procedure incurs the unavoidable risk that the fair value of an investment may be higher or lower than the investment might actually command if the ProFund sold it. In the event that a trading halt closes an exchange or market early, or other events result in an exchange or market delaying its normal close, portfolio investments may be valued at fair value, or in a manner that is different from that described above. See the Statement of Additional Information for more details.

The NYSE and Chicago Mercantile Exchange are open every week, Monday through Friday, except when the following holidays are celebrated in 2002: New Year's Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in
May), July 4th, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day. Exchange holiday schedules are subject to change without notice. Either or both of these exchanges may close early on the day before each of these holidays and the day after Thanksgiving Day. If the exchange or market on which a ProFund's investments are primarily traded closes early, the net asset value may be calculated prior to its normal calculation time.


CALCULATING THE MONEY MARKET PROFUND'S SHARE PRICE

Money Market ProFund calculates daily share prices on the basis of the net asset value of each class of shares at the close of regular trading on the NYSE (normally, 4:00 p.m., Eastern time) every day the NYSE is open for business except for two additional bank holidays, Columbus Day and Veterans' Day. The bond markets or other primary trading markets for the Portfolio may close early on the day before each of these holidays and the day after Thanksgiving. If the Bond Market


112 . General ProFunds Information

Association recommends an early close of the bond markets, the Money Market ProFund also may close early. The Money Market ProFund will cease taking transaction requests at such times, including requests to exchange to or from other ProFunds. The Money Market ProFund's net asset value per share for each class of shares will normally be $1.00, although Deutsche Asset Management, Inc. cannot guarantee that this will always be the case. The Portfolio uses the amortized cost method to account for any premiums or discounts above or below the face value of any securities it buys. This method does not reflect daily fluctuations in market value.


DIVIDENDS AND DISTRIBUTIONS

Each of the ProFunds intends to declare and distribute to its shareholders annually all of the year's net investment income and net capital gains. Each ProFund will reinvest these distributions in additional shares of the ProFund making the distribution unless a shareholder has written to request a direct cash distribution.

Money Market ProFund and U.S. Government Plus ProFund declare dividends from net investment income daily and pay the dividends on a monthly basis. Real Estate UltraSector ProFund declares dividends from net investment income quarterly and pays the dividends on a quarterly basis. Money Market ProFund, U.S. Government Plus ProFund and Real Estate UltraSector ProFund will pay annually any long-term capital gains as well as any short-term capital gains that they did not distribute during the year, but reserve the right to include in the dividend any short-term capital gains on securities that they sell.

Money Market ProFund may revise these policies, postpone the payment of dividends and interest or take other actions in order to maintain a constant net asset value of $1.00 per share.


Please keep in mind:

..    Dividend and distribution proceeds will be reinvested in additional shares of the ProFund making the distribution unless you have requested in writing that proceeds be paid to you by check.

..    By selecting the direct cash distribution option, the shareholder agrees to the following conditions:

     . Any dividend or distribution check, which has been returned to ProFunds, or has remained uncashed for a period of six months from the issuance date, will be cancelled, and the funds will be reinvested on the date of cancellation into the appropriate class of the ProFund from which such distribution was paid; and.

     . Any account on which a dividend or distribution check was returned or remained uncashed for a period of six months will automatically have the dividend and distribution payment election adjusted so that all future dividends or distributions are reinvested into the appropriate class of the ProFund from which such dividend or distribution would have been paid.


TAX CONSEQUENCES

The following information is meant as a general summary for U.S. taxpayers. Please see the SAI for more information. You should rely on your own tax advisor about the particular federal, state, local and foreign tax consequences to you of investing in a ProFund.


                                              General ProFunds Information . 113

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.. General ProFunds Information
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A ProFund does not ordinarily pay income tax on its net investment income (which includes short-term capital gains) and net capital gains that it distributes to shareholders. ProFund shareholders may be subject to tax on the dividends they receive. Each ProFund expects to distribute all or substantially all of its income and gains to shareholders every year. Shareholders will generally be subject to tax on dividends regardless of how long they have held ProFund shares and regardless of whether they receive cash or choose to have distributions and dividends reinvested. Dividends generally will be taxable as either ordinary income or long-term capital gains. For example, if a ProFund designates a particular distribution as a long-term capital gains distribution, it will be taxable to shareholders at their long-term capital gains rate. Dividends may also be subject to state and local taxes.


If shareholders sell or redeem their ProFund shares, they may have a capital gain or loss, which will be long-term or short-term, generally depending upon how long they have held the shares. An exchange out of a ProFund is generally considered as a sale of the ProFund.

Every year the ProFunds will send shareholders tax information on the dividends and distributions for the previous year.

The tax consequences for tax deferred retirement accounts or non-taxable shareholders will be different.

Please keep in mind:

..    Whether a distribution by a ProFund is taxable to shareholders as ordinary income or at the lower capital gains rate depends on whether it is long-term capital gains of the ProFund, not on how long an investor has owned shares of the ProFund.

..    Dividends and distributions declared by a ProFund in October, November or
     December of one year and paid in January of the next year may be taxable in the year the ProFund declared them.

..    As with all mutual funds, a ProFund may be required to withhold U.S.
     federal income tax at the rate of 30% of all taxable distributions and redemption proceeds payable to shareholders who fail to provide the ProFund with correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability. You also may be subject to a $50 fee to reimburse the ProFunds for any penalty that the IRS may impose.

Please see the Statement of Additional Information for more information. Because each investor's tax circumstances are unique and because the tax laws are subject to change, ProFunds recommends that shareholders consult their tax advisors about federal, state, local and foreign tax consequences of investment in the ProFunds.

114 . General ProFunds Information

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                              . ProFunds Management
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"The ProFunds' Board of Trustees is responsible for the general supervision of the ProFunds. The ProFunds' officers are responsible for the day-to-day operations of the ProFunds."

                                                       ProFunds Management . 115

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.. Profunds Management
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BOARD OF TRUSTEES AND OFFICERS

The ProFunds' Board of Trustees is responsible for the general supervision of the ProFunds. The ProFunds' officers are responsible for the day-to-day operations of the ProFunds.


INVESTMENT ADVISER


ProFund Advisors LLC

ProFund Advisors LLC, located at 7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland 20814, serves as the investment adviser to all of the ProFunds and provides investment advice and management services to the ProFunds. ProFund Advisors oversees the investment and reinvestment of the assets in each ProFund. It is entitled to receive annual fees equal to 0.75% of the average daily net assets of each non-money market ProFund, except the OTC ProFund, U.S. Government Plus ProFund and UltraJapan ProFund, for which it is entitled to receive annual fees equal to 0.70%, 0.50% and 0.90%, repectively, of the average daily net assets of each such ProFund. ProFund Advisors bears the costs of providing advisory services. During the year ended December 31, 2001, each ProFund for which ProFund Advisors served as investment adviser and which had a full year of operations paid ProFund Advisors fees in the following amounts:



Fees Paid (as a percentage of average daily net assets)
-------------------------------------------------------
Bull                                                      0.75%
OTC                                                       0.36%
Europe 30                                                 0.00%
UltraBull                                                 0.75%
UltraMid-Cap                                              0.75%
UltraSmall-Cap                                            0.70%
UltraOTC                                                  0.75%
UltraJapan                                                0.54%
Bear                                                      0.75%
UltraBear                                                 0.75%
UltraShort OTC                                            0.75%
Biotechnology                                             0.26%
Energy                                                    0.10%
Financial                                                 0.34%
Healthcare                                                0.27%
Internet                                                  0.00%
Pharmaceuticals                                           0.52%
Real Estate                                               0.75%
Semiconductor                                             0.00%
Technology                                                0.00%
Telecommunications                                        0.00%
Utilities                                                 0.00%
Wireless Communications                                   0.00%


116 . ProFunds Management

Shareholders of the Money Market ProFund, on April 25, 2001, approved an investment advisory agreement with ProFund Advisors under which ProFund Advisors serves as investment advisor of the Money Market ProFund for an annual fee equal to 0.35% of the average daily net assets of the Money Market ProFund, although no fee is payable under the agreement until the master-feeder relationship with the Portfolio is terminated and ProFund Advisors directly invests the assets of the Money Market ProFund.

Michael L. Sapir, Chairman and Chief Executive Officer of ProFund Advisors LLC since 1997, formerly served as senior vice president of Padco Advisors, Inc., which advised Rydex(R) Funds. In addition, Mr. Sapir practiced law, primarily representing financial institutions for over 13 years, most recently as a partner in a Washington-based law firm. He holds degrees from Georgetown University Law Center (J.D.) and University of Miami (M.B.A. and B.A.).

Louis M. Mayberg, President of ProFund Advisors LLC since 1997, co-founded National Capital Companies, L.L.C., an investment bank specializing in financial service companies mergers and acquisitions and equity underwritings in 1986, and managed its financial services hedge fund. He holds a Bachelor of Business Administration degree with a major in Finance from George Washington University.

William E. Seale, Ph.D., Director of Portfolio for ProFund Advisors LLC since 1997, has more than 30 years of experience in the financial markets. His background includes a five-year presidential appointment as a commissioner of the U.S. Commodity Futures Trading Commission and Chairman of the Finance Department at George Washington University. He earned his degrees at the University of Kentucky. Each ProFund is managed by an investment team chaired by Dr. Seale.


DEUTSCHE ASSET MANAGEMENT, INC.

The Money Market ProFund currently seeks to achieve its investment objective by investing all of its assets in a portfolio managed by Deutsche Asset Management, Inc. ("DeAM, Inc."), with headquarters at 280 Park Avenue, New York, NY 10017. DeAM, Inc. makes the Portfolio's investment decisions and assumes responsibility for the securities the Portfolio owns. It receives an annual fee equal to 0.15% of the average daily net assets of the Portfolio.

As of December 31, 2001, DeAM, Inc. had total assets of approximately $96 billion under management. DeAM, Inc. is an indirect wholly owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.


OTHER SERVICE PROVIDERS

ProFunds Distributors, Inc., located at 3435 Stelzer Road, Columbus, Ohio, 43219, acts as the distributor of ProFund shares. BISYS Fund Services Limited Partnership, located at 3435 Stelzer Road, Columbus, Ohio 43219, acts as the administrator to the ProFunds, providing operations, compliance and administrative services.


                                                       ProFunds Management . 117

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.. ProFunds Management
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ProFund Advisors also performs client support and administrative services for the ProFunds. ProFund Advisors is entitled to receive annual fees equal to 0.15% of the average daily net assets of each ProFund (other than Money Market ProFund, which is discussed below) for such services. During the year ended December 31, 2001, each ProFund for which ProFund Advisors served as investment adviser and which had a full year of operations paid ProFund Advisors fees in the following amounts:



Fees Paid (as a percentage of average daily net assets)
--------------------------------------------------------------------------------
Bull                                                      0.02%
OTC                                                       0.00%
Europe 30                                                 0.00%
UltraBull                                                 0.15%
UltraMid-Cap                                              0.03%
UltraSmall-Cap                                            0.00%
UltraOTC                                                  0.15%
UltraJapan                                                0.00%
Bear                                                      0.07%
UltraBear                                                 0.15%
UltraShort OTC                                            0.15%
Biotechnology                                             0.00%
Energy                                                    0.00%
Financial                                                 0.00%
Healthcare                                                0.00%
Internet                                                  0.00%
Pharmaceuticals                                           0.00%
Real Estate                                               0.11%
Semiconductor                                             0.00%
Technology                                                0.00%
Telecommunications                                        0.00%
Utilities                                                 0.00%
Wireless Communications                                   0.00%



During the year ended December 31, 2001, ProFund Advisors received fees equal to 0.35% of the average daily net assets of Money Market ProFund for client support and administrative services, and for feeder fund management, administration and reporting with respect to Money Market ProFund's relationship to the Portfolio.

If the ProFund's Board of Trustees terminates Money Market ProFund's master-feeder relationship with the Portfolio, the fee charged by ProFund Advisors under the Management Services Agreement shall be reduced from 0.35% to 0.15% of the average daily net assets of Money Market ProFund, as feeder fund management, administration and reporting with respect to the master-feeder relationship would no longer be required.


118 . ProFunds Management

INDEX INFORMATION

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500(R)," "500(R)", and "S&P MidCap 400," "Standard &Poor's Mid-Cap 400," "S&P Small-Cap 600," "Standard &Poor's Small-Cap 600," "S&PMid-Cap 400/BARRA Growth Index," "S&PMid-Cap 400/BARRAValue Index," "S&PSmall-Cap 600/BARRAGrowth Index," and "S&PSmall-Cap 600/BARRA Value Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by ProFunds. "Russell 2000(R) Index" is a trademark of the FrankRussell Company. "NASDAQ-100 Index(R)" is a trademark of the NASDAQ Stock Markets, Inc. ("NASDAQ"). "Philadelphia Stock Exchange Gold and Silver Sector(SM) Index" is a service mark of the Philadelphia Stock Exchange. The ProFunds are not sponsored, endorsed, sold or promoted by Standard & Poor's NASDAQ, the Philadelphia Stock Exchange or the Frank Russell Company and neither Standard & Poor's, NASDAQ, the Philadelphia Stock Exchange nor the Frank Russell Company makes any representation regarding the advisability of investing in ProFunds.

"Dow Jones," "Dow 30," "Dow Jones Industrial Average," "DJIA," and the name of each Dow Jones sector index are service marks of Dow Jones & Company, Inc.


Dow Jones does not:

..    Sponsor, endorse, sell or promote the UltraDow 30 ProFund or UltraSector
     ProFunds (together, the "ProFunds").

..    Recommend that any person invest in the ProFunds or any other securities.

..    Have any responsibility or liability for or make any decisions about timing, amount or pricing of the ProFunds.

..    Have any responsibility or liability for the administration, management or marketing of the ProFunds.

..    Consider the needs of the ProFunds or the owners of the ProFunds in determining, composing or calculating the Dow Jones sector indices or have any obligation to do so.

Dow Jones will not have any liability in connection with the ProFunds. Specifically, Dow Jones does not make any warranty, express or implied, and Dow Jones disclaims any warranty about:

..    The results to be obtained by the ProFunds, the owner of the ProFunds or any other person in connection with the use of the Dow Jones sector indices, the DJIA and the data included in such indices;

..    The accuracy or completeness of the Dow Jones sector indices, the DJIA and their data; or

..    The merchantability and the fitness for a particular purpose or use of the
     Dow Jones sector indices, the DJIA and their data.

Dow Jones will have no liability for any errors, omission or interruptions in the Dow Jones sector indices, the DJIA or their data.


Under no circumstances will Dow Jones be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Dow Jones knows that they might occur.

The licensing agreement between ProFunds and Dow Jones is solely for their benefit and not for the benefit of the investors in the ProFunds or any other third parties.

(Please see the Statement of Additional Information, which sets forth certain additional disclaimers and limitations of liabilities).


                                                        ProFunds Management. 119

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120 . ProFunds Management

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                          . Shareholder Services Guide
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"Shareholders can, free of charge and without limitation of frequency or maximum amount, exchange shares of either class of any publicly available ProFund for shares of either class of another publicly available ProFund."

                                                Shareholder Services Guide . 121

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CONTACTING PROFUNDS

By telephone:        (888) 776-3637 or (614) 470-8122-- for investors
                     (888) 776-5717--a phone line dedicated for use by institutions and financial professionals only

By mail:             ProFunds
                     P.O. Box 182800
                     Columbus, OH 43218-2800

By overnight mail:   ProFunds
                     c/o BISYS Fund Services
                     3435 Stelzer Road
                     Columbus, OH 43219

MINIMUM INVESTMENTS

..    $5,000 for discretionary accounts controlled by a financial professional.

..    $15,000 for self-directed accounts controlled directly by investors.

These minimums apply to all ProFund accounts, including retirement plans, and apply to the total initial value of an account. These minimums may be different for investments made through certain brokerage or wrap programs. In addition, each ProFund may waive or lower purchase or account minimums in other circumstances. ProFunds reserves the right to reject or refuse, at its discretion, any order for the purchase of a ProFund's shares in whole or in part.


CLASSES OF SHARES

Investors make initial purchases of ProFund Investor Class shares directly from ProFunds Distributors, Inc., or Service Class shares through an authorized financial intermediary.

DISTRIBUTION AND SERVICE (12b-1) FEES

Under a Distribution and Shareholder Services Plan adopted by the Board of Trustees, each ProFund may pay financial intermediaries such as broker-dealers, investment advisers and ProFunds Distributors, Inc. up to 1.00%, on an annualized basis, of average daily net assets attributable to Service Class shares as reimbursement or compensation for distribution-related activities with respect to Service Class shares and/or shareholder services. Over time, fees paid under the Distribution and Service Plan will increase the cost of a Service Class shareholder's investment and may cost more than other types of sales charges.

To the extent permitted, ProFunds may reimburse intermediaries for services performed with respect to either Investor Class or Service Class shares. ProFund Advisors also may use its own resources to compensate third parties for distribution and service-related activities attributable to either share class.


122 . Shareholder Services Guide

OPENING YOUR PROFUNDS ACCOUNT

By mail:

..    Complete an application for the appropriate share class. Send the application, along with a check payable to "ProFunds," to the mail address above.

..    If the application does not designate a specific ProFund, your investment will be made in the Money Market ProFund. Unless you later direct ProFunds to (1) purchase shares of another ProFund or (2) redeem shares of the Money Market ProFund and return the proceeds (including any dividends earned) to you, ProFunds will treat your inaction as approval of the purchase of the Money Market ProFund. If the application does not designate a share class, your investment will be made in the Investor Class. Cash, credit cards and credit card checks are not accepted. Third-party checks are generally not accepted for initial investment. All purchases must be made in U.S. dollars drawn on a U.S. bank.

By wire transfer:

..    Complete an application and fax it to ProFunds at (800) 782-4797
     (toll-free) or (614) 470-8718.

..    Call ProFunds at (888) 776-3637 (toll-free) or (614) 470-8122 to a) confirm receipt of the faxed application, b) request your new account number, c) inform ProFunds of the amount to be wired and d) receive a confirmation number for your purchase order.

..    After receiving your confirmation number, instruct your bank to transfer money by wire to:

Huntington Bank
Columbus, OH

Routing/ABA #: 044000024
ProFunds DDA # 01892150549


For further credit to: Your name, the name of the ProFund(s), and your ProFunds account number

Confirmation number: The confirmation number given to you by the ProFunds representative

Send the original, signed application to ProFunds at the mail or overnight address above under "Contacting ProFunds."


Instructions, written or telephonic, given to ProFunds for wire transfer requests do not constitute a transaction request in good order until the wire transfer has been received by ProFunds. ProFunds is not responsible for transfer errors by the sending or receiving bank. Investment instructions provided to ProFunds may be cancelled if the wire transfer is not received by 3:30 p.m. Eastern time. ProFunds will not be liable for any loss incurred due to a wire transfer not having been received.

Although ProFunds does not charge for wire receipt, your bank may charge a fee to send or receive wires.

Establishing Accounts For Tax-Sheltered Retirement Plans

The ProFunds sponsor several types of Individual Retirement Accounts ("IRAs"), tax sheltered annuities (TSAs or 403(b)(7) plans), profit sharing plans, money purchase plans and individual 401(k) plans that enable individual investors to set up retirement savings programs. The IRA custodian charges an annual fee of $15 per social security number for all types of IRAs. Individual 401(k) plans have separate


                                                Shareholder Services Guide . 123

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record keeping and reporting fees. For additional information, please visit the ProFunds website, www.profunds.com or contact ProFunds at (888) 776-3637.

PURCHASING ADDITIONAL PROFUND SHARES

Minimum: The minimum subsequent purchase amount is $100.

By mail: Send a check payable to "ProFunds" to the mail address above. Write the name of the ProFund in which you wish to invest and your account number on the check. Please include an investment slip, which is attached to your transaction confirmation statement, for the appropriate ProFund. Cash, credit cards, and credit card checks are not accepted. Please contact ProFunds in advance if you wish to send third-party checks. All purchases need to be made in U.S. dollars on checks drawn on a U.S. bank.

By wire transfer: See instructions under "Opening Your ProFunds Account."

You can then instruct your bank to transfer your funds to:

Huntington Bank
Columbus, OH

Routing/ABA #: 044000024
ProFunds DDA # 01892150549


For further credit to: Your name, the name of the ProFund(s), and your ProFunds account number.

Confirmation number: The confirmation number given to you by the ProFunds representative.

Instructions, written or telephonic, given to ProFunds for wire transfer requests do not constitute a transaction in good order until the wire transfer has been received by ProFunds. ProFunds is not responsible for transfer errors by the sending or receiving bank. Investment instructions provided to ProFunds may be cancelled if the wire transfer is not received by 3:30 p.m. Eastern time. ProFunds is not liable for any loss incurred due to a wire transfer not having been received.

Although ProFunds does not charge for wire receipt, your bank may charge a fee to send or receive wires.

Procedures for purchasing shares:

..    ProFunds prices shares you purchase at the price per share next computed after we receive and accept your purchase request in good order. To be in good order, a purchase request must include a wire, check or other form of payment, and for new accounts, a properly completed application. ProFunds and ProFunds Distributors, Inc. may reject any purchase request for any reason.

..    Any check or wire order received which does not designate a specific
     ProFund will be used to purchase shares (i) in your existing ProFund account, if you have an investment in only one ProFund, or (ii) in Money Market ProFund Investor Class, if you have more than one ProFund investment. Unless you later direct ProFunds to (1) purchase shares of another ProFund or (2) redeem shares of the


124 . Shareholder Services Guide

     Money Market ProFund and return the proceeds (including any dividends earned) to you, ProFunds will treat your inaction as approval of the purchase of the Money Market ProFund. If the wire or check cannot be identified, it may be rejected and returned. Please note, rejected checks may not be returned for up to 10 days to allow the original check to clear. Neither ProFunds nor ProFunds Distributors, Inc. will be responsible for investment opportunities lost as a result of investments being directed to Money Market ProFund, or an existing active ProFund account, or for checks or wires being returned.


..    A wire purchase is considered in good order only if (i) you have called
     ProFunds under the procedures described above and (ii) ProFunds receives and accepts your wire between 8:00 a.m. and 3:30 p.m., Eastern time for all Bullish, Bearish and Money Market ProFunds and between 8:00 a.m. and
     3:10 p.m., Eastern time for all UltraSector ProFunds. Wires received after ProFunds' wire processing times will be processed as of the next time that wire orders are processed. If the primary exchange or market on which a ProFund transacts business closes early, the above cut-off times will be adjusted accordingly.

..    If your purchase is cancelled, you will be responsible for any losses that may result from any decline in the value of the cancelled purchase. ProFunds (or its agents) have the authority to redeem shares in your account(s) to cover any losses. Any profit on a cancelled transaction will accrue to the ProFund.


EXCHANGING PROFUND SHARES


Shareholders generally have the privilege of exchanging shares of either class of a publicly available ProFund for shares of another publicly available ProFund free of charge and without limitation on frequency or maximum amount. ProFunds can only honor exchanges between accounts registered in the same name, and having the same address and taxpayer identification number.

ProFunds accepts exchange orders by phone, in writing or through the Internet. You will need to specify the number of shares, or the percentage or dollar value of the shares you wish to exchange, and the ProFunds (and classes of shares) involved in the transaction.

By mail: Send a letter to ProFunds at the address above indicating (i) the account number, (ii) the dollar amount or share amount of the exchange, and
(iii) the ProFund you are exchanging from and the ProFund you are exchanging into. If the account contains ProFunds of both classes, also indicate the class of each ProFund. Sign the letter. In certain circumstances, ProFunds require a signature guarantee. See "Signature Guarantee."

By telephone: The Bullish, Bearish and Money Market ProFunds accept exchange orders by phone between 8:00 a.m. and 3:50 p.m. and between 4:30 p.m. and 9:00 p.m., Eastern time. The UltraSector ProFunds accept exchange orders by phone between 8:00 a.m. and 3:30 p.m. and between 4:30 p.m. and 9:00 p.m., Eastern time. If the primary exchange or market on which a ProFund transacts business closes early, the above times except the 8:00 a.m. beginning time, will be adjusted accordingly.

Neither the ProFunds, ProFunds Distributors, Inc. nor ProFunds' transfer agent will be responsible for any loss, liability, cost, or expense resulting from processing telephone exchanges believed to be authentic if they follow reasonable security procedures.

Exchanges by telephone can only be processed by specific dollar amount or specific share amount.

                                                Shareholder Services Guide . 125

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--------------------------------------------------------------------------------

The ProFunds may terminate the ability to exchange ProFund shares via the telephone at any time, in which case you may continue to exchange shares by other means.

By Internet: Shareholders may transact exchanges of shares of the ProFunds at ProFunds' website (www.profunds.com). To access this service through the website, click on the "Access Account" icon. Next, select the button for "individual account." You will be prompted to enter your Social Security Number. Follow the instructions to establish your Personal Identification Number (PIN) which will allow you to execute exchanges between ProFunds and access ProFunds account information. The Bullish, Bearish and Money Market ProFunds accept exchange orders via the ProFunds website trading service at any time except between 3:55 p.m. and 4:30 p.m., Eastern time. The UltraSector ProFunds accept exchange orders via the ProFunds' website at any time except between 3:35 p.m. and 4:30 p.m., Eastern Time. If the primary exchange or market on which a ProFund transacts business closes early, the above times will be adjusted to five minutes prior to and 30 minutes after a scheduled early close for the Bullish, Bearish and Money Market ProFunds and 25 minutes prior to and 30 minutes after a scheduled early close for the UltraSector ProFunds.

Internet exchange transactions are extremely convenient, but are not free from risk. Neither ProFunds, ProFunds Distributors, Inc. nor ProFunds' agents will be responsible for any loss, liability, cost or expense resulting from unauthorized internet transactions if they follow reasonable security procedures. If you or your intermediary make exchange requests by the Internet, you will generally bear the risk of loss.


The ProFunds may terminate the ability to exchange ProFund shares on its website at any time, in which case you may exchange shares by other means.

Please keep in mind when exchanging shares:

An exchange actually is a redemption (sale) of shares of one ProFund and a purchase of shares of another ProFund. Exchanges may have tax consquences for you.

Before exchanging into a ProFund, please read the prospectus.

Neither ProFunds, ProFunds Distributors, Inc. nor the ProFunds' transfer agent is required to verify that there is a sufficient balance in the account to cover the exchange purchase. You will be responsible for any loss if there are insufficient funds available to cover the purchase due to a decline in the value of the ProFund from which you are exchanging.

Please note that during certain holiday periods, it may take several days for exchanges to be completed.

The minimum exchange for self-directed accounts is $1,000 or, if less, the account's current value.

The redemption and purchase will be processed at the next-calculated net asset values of the respective ProFunds after the ProFunds have received and accepted your exchange request.

126 . Shareholder Services Guide

REDEEMING PROFUND SHARES

You may redeem all or part of your shares at the net asset value next determined after we receive your redemption request in good order.

Phone Redemptions

The Bullish, Bearish and Money Market ProFunds accept redemption orders by phone between 8:00 a.m. and 3:50 p.m. Eastern time. The UltraSector ProFunds accept redemption orders by phone between 8:00 a.m. and 3:30 p.m. Eastern time. All ProFunds accept redemption orders by telephone between 4:40 p.m. and 9:00 p.m. Eastern time. If the primary exchange or market on which a ProFund transacts business closes early, the above times, except the 8:00 a.m. beginning time, will be adjusted accordingly.


The ProFunds may terminate the receipt of redemption orders by telephone at any time, in which case you may redeem shares by other means.

WRITTEN REDEMPTIONS

To redeem all or part of your shares in writing, your request must include the following information for each ProFund redemption:

..    the name of the ProFund(s),

..    the account number(s),

..    the dollar amount or number of shares being redeemed,

..    the name(s) of the account owners, and

..    the signature(s) of all registered account owners. In certain circumstances, you will be required to have these signatures guaranteed. See "Signature Guarantee."

..    Also, please include your daytime telephone number.

In Person

You may redeem shares in person at:

ProFunds
c/0 BISYS Fund Services
3435 Stelzer Road
Columbus, Ohio 43219

between 9:00 a.m and 5:00 p.m., Eastern time, Monday through Friday on every day on which the ProFunds calculate their net asset values per share. Shares will be redeemed at the next net asset value calculated after receipt of your request.


WIRE REDEMPTIONS

If you have established the wire redemption option on your account, your redemption proceeds will be wired directly into the bank account you have designated. ProFunds charges a $15 service fee for a wire transfer of redemption proceeds, and your bank may charge an additional fee to receive the wire. If you would like to establish this option on an existing account, please call ProFunds to request the appropriate form.

                                                Shareholder Services Guide . 127

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AUTOMATED CLEARING HOUSE ("ACH") REDEMPTIONS

If you have established the ACH redemption option on your account, your redemption proceeds will be sent to your bank via ACH on the second business day after your order to sell has been received by ProFunds. Funds sent through ACH should reach your bank in two business days. While there is no fee charged by ProFunds for this service, your bank may charge a fee. If you would like to establish this option on an existing account, please call ProFunds to request the appropriate form. (This authorization will remain in effect until you give ProFunds written notice of its termination.)


RECEIVING YOUR REDEMPTION PROCEEDS

By check: Unless otherwise requested, your redemption proceeds will be sent by check to the registered account owner's address of record. You may request a check to be sent to a third party or to a different address in writing. Such a request requires a signature guarantee. See "Signature Guarantee."

By wire or ACH: Your telephone, written, or in person redemption order may also request that proceeds be sent to your bank account by wire or via the ACH. If the proceeds are to be sent to a bank account other than the bank account you have previously established on your ProFunds account, you must make the request in writing with the signatures of all registered owners guaranteed. See "Signature Guarantees."


Please keep in mind when redeeming shares:

Redemptions from self-directed accounts must be for at least $1,000 or, if less, for the account's entire current value. Following a redemption the remaining account balance needs to be above the applicable minimum investment.

ProFunds normally remit redemption proceeds within seven days of redemption. For redemption of shares purchased by check or Automatic Investment, ProFunds may wait up to 10 business days before sending redemption proceeds to ensure that its transfer agent has collected the purchase payment.

ProFunds will remit payment of telephone redemptions only to the address or bank of record on the account application. You must submit, in writing, a request for payment to any other address, along with a signature guarantee from a financial service organization.

To redeem shares in a retirement account, your request must be in writing, on a retirement distribution form. Call the ProFunds to request a retirement distribution form or download the form from the ProFunds' website at www.profunds.com.

Involuntary Redemptions: ProFunds reserves the right to redeem involuntarily an investor's account, including a retirement account, if the account holder's aggregate account balance falls below the applicable minimum investment amount. In addition, a request for a partial redemption by an investor whose account balance is below the minimum investment amount or a request for partial redemption by an investor that would bring the account below the minimum investment amount may be treated as a request for a complete redemption of the account.

128 . Shareholder Services Guide

Suspension of Redemptions

Your right of redemption may be suspended, or the date of payment postponed for any period during which: (i) the NYSE or the Federal Reserve Bank of New York is closed (other than customary weekend or holiday closings); (ii) trading on the NYSE, or other securities exchanges or markets as appropriate, is restricted, as determined by the Securities and Exchange Commission ("SEC"); (iii) an emergency exists, as determined by the SEC; or (iv) for such other periods as the SEC, by order, may permit for protection of ProFunds' investors.


OTHER SERVICES AND IMPORTANT INFORMATION

Draft Checks

You may elect to redeem shares of the Money Market ProFund by draft check ($500 minimum) made payable to the order of any person or institution. You must submit a completed signature card to ProFunds to activate this service. Please call ProFunds at (888) 776-3637 to request a check writing form or download the form at www.profunds.com. Upon receipt of the completed form, you will be supplied with draft checks that are drawn on the Money Market ProFund (please allow ten business days). There is a $25 fee for stop payment requests. This option is not available for retirement account shareholders.


Automatic Investment and Withdrawal Plans

Shareholders may purchase and/or redeem shares automatically on a monthly, bimonthly, quarterly or annual basis. The minimum automatic purchase is $100. The minimum automatic redemption is $500. The redemption minimum is waived for IRA shareholders over 701/2 years of age.

Signature Guarantee

Certain redemption requests must include a signature guarantee. The redemption request must be in writing and include a signature guarantee for each registered account owner if any of the following apply:

..    Your account address has changed within the last 10 business days.

..    A check is being mailed to a different address than the one on your account.

..    A check or wire is being made payable to someone other than the account owner.

..    Redemption proceeds are being transferred to an account with a different registration.

..    A wire or ACH transfer is being sent to a financial institution other than the one that has been established on your ProFunds account for at least 10 business days.

..    Other unusual situations as determined by ProFunds' transfer agent.

Signature guarantees may be provided by an eligible financial institution such as a commercial bank, an NASD member firm such as a stock broker, a savings association or a national securities exchange.

                                                Shareholder Services Guide . 129

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Money Market ProFund Dividends:

Money Market ProFund shares begin accruing dividends on the day ProFunds' transfer agent receives a Federal funds wire payment for a purchase in good order as described above. Shares purchased by check begin accruing dividends the business day following the business day the check is processed. Shares continue to earn dividends until the business day that ProFunds' transfer agent has processed a redemption of those shares.

About Telephone Transactions

It may be difficult to reach ProFunds by telephone during periods of heavy market activity or other times. If you are unable to reach us by telephone, consider sending written instructions.

You may initiate numerous transactions by telephone. Please note, however, that neither the ProFunds, ProFunds Distributors Inc., nor the ProFunds' agents will be responsible for losses, liabilities, costs or expenses resulting from unauthorized transactions when procedures designed to verify the identity of the caller are followed. If you do not want the ability to initiate transactions by telephone, call ProFunds for instructions.


About Internet Transactions

It may be difficult to transact over the internet during times of heavy market activity or other times of heavy internet usage, either at ProFunds or at your internet service provider. Technological difficulties may also make the use of the internet slow or unavailable at times. If you are unable to process a trade via the internet, consider sending written instructions.

Excess Exchanges or Redemptions

If you initiate exchange or redemption transactions that, in total, exceed the balance of your shares in a ProFund (either due to excess, uncancelled transactions or market movement), some transactions may be processed while others may not. This may result in ProFund positions that you did not anticipate. Neither ProFunds, ProFunds' transfer agent or ProFunds Distributors, Inc. will be responsible for transactions that did not process in this circumstance. You may be liable for losses resulting from exchange purchases cancelled due to insufficient exchange redemption proceeds.


Financial Intermediaries

Your financial intermediary has the responsibility to transmit your orders promptly. Financial intermediaries may specify different transaction order cutoff times than those described in this prospectus. In addition, they may impose additional restrictions or charge fees not described in this prospectus.


130 . Shareholder Services Guide

                                   [GRAPHIC]
--------------------------------------------------------------------------------
                             . Financial Highlights
--------------------------------------------------------------------------------

The following tables provide a picture of the performance of each share class of the ProFunds for each year ended December 31 since inception.

No information is presented for the Asia 30 ProFund, U.S. Government Plus ProFund, UltraDow 30(SM) ProFund, Short OTC ProFund, Short Small-Cap ProFund, Rising Rates Opportunity ProFund Airlines UltraSector ProFund, Consumer
Cyclical Ultra Sector ProFund, Consumer Non-Cyclical UltraSector ProFund, Industrial UltraSector ProFund, Leisure Goods & Services UltraSector ProFund, Oil Drilling Equipment & Services UltraSector ProFund and Precious Metals UltraSector ProFund, as these ProFunds were not open for investment as of December 31, 2001. The total return information selected represents the rate of return and the per share operating performance that an investor would have earned on an investment in a ProFund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers
LLP, independent accountants, whose report on the financial statements of the ProFunds appears in the ProFunds' annual report for the fiscal year ended December 31, 2001. The annual report is available free of charge by phoning 888-776-3637.


                                                      Financial Highlights . 131

--------------------------------------------------------------------------------
.. Financial Highlights
  For a share of beneficial interest outstanding
--------------------------------------------------------------------------------

BULL PROFUND


===========================================================================================================================
                                                                         Investor Class
---------------------------------------------------------------------------------------------------------------------------
For the year ended Dec. 31,              2001               2000              1999          1998            1997/(a)/
---------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $    63.09        $     73.20       $      62.48   $    49.45       $     50.00

Investment Activities:
Net investment income/(loss)               (0.04)/(b)/         0.57/(b)/          0.34         1.63/(b)/         0.10
Net realized and unrealized
gains/(losses) on investments
and futures contracts                      (9.61)/(c)/        (9.70)             10.41        11.49             (0.65)
                                      ----------        -----------       ------------   ----------       -----------
Total income/(loss) from
investment activities                      (9.65)             (9.13)             10.75        13.12             (0.55)
                                      ----------        -----------       ------------   ----------       -----------

Distributions to Shareholders from:
Net investment income                         --                 --              (0.02)       (0.04)               --
Net realized gains on
investments and
futures contracts                             --                 --              (0.01)       (0.05)               --
In excess of net realized
gains on investments and
futures contracts                             --              (0.98)                --           --                --
                                      ----------        -----------       ------------   ----------       -----------
Total distributions                           --              (0.98)             (0.03)       (0.09)               --
                                      ----------        -----------       ------------   ----------       -----------
Net asset value,
end of period                         $    53.44        $     63.09       $      73.20   $    62.48       $     49.45
                                      ==========        ===========       ============   ==========       ===========
Total Return                              (15.30)%           (12.48)%            17.18%       26.57%       (1.10)%(d)

Ratios/Supplemental Data:
Net assets, end of year               $9,847,714        $19,978,866       $116,208,049   $7,543,922       $    46,281
Ratio of expenses to
average net assets                          1.89%              1.54%              1.40%        1.63%             1.33%/(e)/
Ratio of net investment income/
(loss) to average net assets               (0.08)%             0.81%              1.96%        2.84%             2.97%/(e)/
Ratio of expenses to
average net assets*                         2.03%              1.54%              1.53%        2.40%           423.48%/(e)/
Portfolio Turnover/(f)/                     3058%              3603%              1288%          --                --
===========================================================================================================================


* During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

/(a)/ For the period December 1, 1997 (commencement of operations) to December
      31, 1997.

/(b)/ Per share net investment income/(loss) has been calculated using the daily average shares method.

/(c)/ The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

/(d)/ Not annualized.

/(e)/ Annualized.

/(f)/ Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

132 . Financial Highlights

=============================================================================================================================
                                                                           Service Class
-----------------------------------------------------------------------------------------------------------------------------
For the year ended Dec. 31,                 2001               2000               1999        1998          1997/(a)/
-----------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                      $     61.52        $    72.01        $     62.12   $  49.45       $     50.00

Investment Activities:
Net investment income/(loss)                   (0.58)/(b)/       (0.05)/(b)/         0.11       1.08/(b)/           --
Net realized and unrealized
gains/(losses) on investments
and futures contracts                          (9.32)/(c)/       (9.46)              9.79      11.64             (0.55)
                                         -----------        ----------        -----------   --------       -----------
Total income/(loss) from
investment activities                          (9.90)            (9.51)              9.90      12.72             (0.55)
                                         -----------        ----------        -----------   --------       -----------

Distributions to Shareholders from:
Net investment income                             --                --                 --         --/(d)/           --
Net realized gains on
investments and
futures contracts                                 --                --              (0.01)     (0.05)               --
In excess of net realized
gains on investments and
futures contracts                                 --             (0.98)                --         --                --
                                         -----------        ----------        -----------   --------       -----------
Total distributions                               --             (0.98)             (0.01)     (0.05)               --
                                         -----------        ----------        -----------   --------       -----------
Net asset value,
end of period                            $     51.62        $    61.52        $     72.01   $  62.12       $     49.45
                                         ===========        ==========        ===========   ========       ===========
Total Return                                  (16.09)%          (13.22)%            15.97%     25.68%            (1.10)%/(e)/

Ratios/Supplemental Data:
Net assets, end of year                  $42,861,145        $5,562,172        $30,879,600   $589,547       $        10
Ratio of expenses to
average net assets                              2.95%             2.38%              2.35%      2.67%             1.33%/(f)/
Ratio of net investment
income/(loss) to average net assets            (1.06)%           (0.07)%             0.70%      1.89%               --/(f/)
Ratio of expenses to
average net assets*                             3.08%             2.38%              2.48%      3.30%           424.48%/(f)/
Portfolio Turnover/(g)/                         3058%             3603%              1288%        --                --
=============================================================================================================================


* During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

/(a)/ For the period December 1, 1997 (commencement of operations) to December
      31, 1997.

/(b)/ Per share net investment income/(loss) has been calculated using the daily average shares method.

/(c)/ The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

/(d)/ Distribution per share was less than $0.005.

/(e)/ Not annualized.

/(f)/ Annualized.

/(g)/ Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                                                      Financial Highlights . 133

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.. Financial Highlights
  For a share of beneficial interest outstanding
--------------------------------------------------------------------------------

MID-CAP PROFUND

==================================================================================================================
                                                               Investor Class                Service Class
------------------------------------------------------------------------------------------------------------------
                                                               For the period                For the period
                                                           Sept. 4, 2001/(a)/            Sept. 4, 2001/(a)/
                                                        through Dec. 31, 2001         through Dec. 31, 2001
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                               $    30.00                    $    30.00

Investment Activities:
Net investment loss                                                     (0.05)/(b)/                   (0.17)/(b)/
Net realized and unrealized gains on investments
and futures contracts                                                    0.68                          0.87
                                                                   ----------                    ----------
Total income from investment activities                                  0.63                          0.70
                                                                   ----------                    ----------

Distributions to Shareholders from:
Net realized gains on investments
and futures contracts                                                   (0.13)                        (0.13)
                                                                   ----------                    ----------
Total distributions                                                     (0.13)                        (0.13)
                                                                   ----------                    ----------
Net asset value, end of period                                     $    30.50                    $    30.57
                                                                   ==========                    ==========
Total Return                                                             2.12%/(c)/                    2.35%/(c)/

Ratios/Supplemental Data:
Net assets, end of year                                            $2,903,615                    $1,094,838
Ratio of expenses to average net assets                                  1.95%/(d)/                    2.79%/(d)/
Ratio of net investment loss to average net assets                      (0.53)%/(d)/                  (1.79)%/(d)/
Ratio of expenses to average net assets*                                 7.49%/(d)/                    8.33%/(d)/
Portfolio Turnover/(e)/                                                  1907%                         1907%
==================================================================================================================

* During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

/(a)/ Commencement of operations.

/(b)/ Per share net investment loss has been calculated using the daily average shares method.

/(c)/ Not annualized.

/(d)/ Annualized.

/(e)/ Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

134 . Financial Highlights

SMALL-CAP PROFUND

===============================================================================================================
                                                            Investor Class                 Service Class
---------------------------------------------------------------------------------------------------------------
                                                            For the period                For the period
                                                        Sept. 4, 2001/(a)/            Sept. 4, 2001/(a)/
                                                     through Dec. 31, 2001         through Dec. 31, 2001
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $     30.00                   $     30.00

Investment Activities:
Net investment loss                                                  (0.02)/(b)/                   (0.08)/(b)/
Net realized and unrealized gains on investments,
futures contracts and swap contracts                                  1.01                          1.04
                                                               -----------                   -----------
Total income from investment activities                               0.99                          0.96
                                                               -----------                   -----------
Distributions to Shareholders from:
Net realized gains on investments,
futures contracts and swap contracts                                 (0.01)                        (0.01)
                                                               -----------                   -----------
Total distributions                                                  (0.01)                        (0.01)
                                                               -----------                   -----------
Net asset value, end of period                                 $     30.98                   $     30.95
                                                               ===========                   ===========

Total Return                                                          3.32%/(c)/                    3.22%/(c)/
Ratios/Supplemental Data:
Net assets, end of year                                        $28,222,173                   $15,391,561
Ratio of expenses to average net assets                               1.95%/(d)/                    2.76%/(d)/
Ratio of net investment loss to average net assets                   (0.19)%/(d)/                  (0.89)%/(d)/
Portfolio Turnover /(e)/                                                95%                           95%
===============================================================================================================

/(a)/ Commencement of operations.

/(b)/ Per share net investment loss has been calculated using the daily average shares method.

/(c)/ Not annualized.

/(d)/ Annualized.

/(e)/ Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                                                      Financial Highlights . 135

--------------------------------------------------------------------------------
.. Financial Highlights
  For a share of beneficial interest outstanding
--------------------------------------------------------------------------------

OTC PROFUND


===================================================================================================
                                                                     Investor Class
---------------------------------------------------------------------------------------------------
                                                                              For the period
                                                           For the         Aug. 7, 2000/(a)/
                                                        year ended                   through
                                                     Dec. 31, 2001             Dec. 31, 2000
---------------------------------------------------------------------------------------------------
Net asset value, beginning of period/(b)/               $    94.85                $   150.00

Investment Activities:
Net investment loss                                          (1.06)/(c)/               (2.40)/(c)/
Net realized and unrealized losses on
investments and futures contracts                           (28.66)/(d)/              (52.75)
                                                        ----------                ----------
Total loss from investment activities                       (29.72)                   (55.15)
                                                        ----------                ----------
Net asset value, end of period                          $    65.13                $    94.85
                                                        ==========                ==========
Total Return                                                (31.33)%                  (36.77)%/(e)/

Ratios/Supplemental Data:
Net assets, end of year                                 $5,523,747                $2,780,938
Ratio of expenses to average net assets                       1.91%                     1.60%/(f)/
Ratio of net investment loss to average net assets           (1.48)%                   (4.83)%/(f)/
Ratio of expenses to average net assets*                      2.40%                    (1.60)%/(f)/
Portfolio Turnover/(g)/                                       5388%                      632%
===================================================================================================


* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

/(a)/ Commencement of operations.

/(b)/ Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.

/(c)/ Per share net investment loss has been calculated using the daily average shares method.

/(d)/ The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

/(e)/ Not annualized.

/(f)/ Annualized.

/(g)/ Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

136 . Financial Highlights

===================================================================================================
                                                                     Service Class
---------------------------------------------------------------------------------------------------
                                                                              For the period
                                                           For the         Aug. 7, 2000/(a)/
                                                        year ended                   through
                                                     Dec. 31, 2001             Dec. 31, 2000
---------------------------------------------------------------------------------------------------
Net asset value, beginning of period/(b)/                 $  94.80                $   150.00

Investment Activities:
Net investment loss                                          (2.08)/(c)/               (0.45)/(c)/
Net realized and unrealized losses on
investments and futures contracts                           (28.39)/(d)/              (54.75)
                                                          --------                ----------
Total loss from investment activities                       (30.47)                   (55.20)
                                                          --------                ----------
Net asset value, end of period                            $  64.33                $    94.80
                                                          ========                ==========
Total Return                                                (32.14)%                  (36.80)%/(e)/

Ratios/Supplemental Data:
Net assets, end of year                                   $989,617                $1,054,182
Ratio of expenses to average net assets                       2.95%                     2.80%/(f)/
Ratio of net investment loss to average net assets           (2.25)%                   (1.06)%/(f)/
Ratio of expenses to average net assets*                      3.45%                     2.80%/(f)/
Portfolio Turnover/(g)/                                       5388%                      632%
===================================================================================================

* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

/(a)/ Commencement of operations.

/(b)/ Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.

/(c)/ Per share net investment loss has been calculated using the daily average shares method.

/(d)/ The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

/(e)/ Not annualized.

/(f)/ Annualized.

/(g)/ Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                                                      Financial Highlights . 137

--------------------------------------------------------------------------------
.. Financial Highlights
  For a share of beneficial interest outstanding
--------------------------------------------------------------------------------

EUROPE 30 PROFUND

==========================================================================================================================
                                                                            Investor Class
--------------------------------------------------------------------------------------------------------------------------
                                                                                                      For the period
                                                        For the                  For the         March 15, 1999/(a)/
                                                     year ended               year ended                     through
                                                  Dec. 31, 2001            Dec. 31, 2000               Dec. 31, 1999
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $    22.65               $    40.99                  $    30.00

Investment Activities:
Net investment income/(loss)                                 --/(b),(c)/           (0.07)/(c)/                  0.19
Net realized and unrealized gains/(losses) on
investments, futures contracts, swap contracts
and foreign currency transactions                        (10.03)                  (13.77)                      10.80
                                                     ----------               ----------                  ----------
Total income/(loss) from investment activities           (10.03)                  (13.84)                      10.99
                                                     ----------               ----------                  ----------
Distributions to Shareholders from:
Net investment income                                        --                    (0.02)                         --
Net realized gains on investments, futures
contracts, swap contracts and foreign currency
transactions                                                 --                    (2.79)                         --
In excess of net realized gains on investments,
futures contracts, swap contracts and foreign
currency transactions                                        --                    (1.69)                         --
                                                     ----------               ----------                  ----------
Total distributions                                          --                    (4.50)                         --
                                                     ----------               ----------                  ----------
Net asset value, end of period                       $    12.62               $    22.65                  $    40.99
                                                     ==========               ==========                  ==========
Total Return                                             (44.28)%                 (33.55)%                     36.63%/(d)/

Ratios/Supplemental Data:
Net assets, end of year                              $5,922,637               $2,262,458                  $5,560,299
Ratio of expenses to average net assets                    2.75%                    2.53%                       1.53%/(e)/
Ratio of net investment income/(loss) to
average net assets                                         0.02%                   (0.20)%                      1.79%/(e)/
Ratio of expenses to average net assets*                   4.17%                    4.07%                       2.53%/(e)/
Portfolio Turnover/(f)/                                   11239%                    2381%                        514%
==========================================================================================================================

* During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

/(a)/ Commencement of operations.

/(b)/ Net investment income per share was less than $0.005.

/(c)/ Per share net investment income/(loss) has been calculated using the daily average shares method.

/(d)/ Not annualized.

/(e)/ Annualized.

/(f)/ Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

138 . Financial Highlights

=====================================================================================================================
                                                                       Service Class
---------------------------------------------------------------------------------------------------------------------
                                                                                                 For the period
                                                        For the              For the         March15, 1999/(a)/
                                                     year ended           year ended                    through
                                                  Dec. 31, 2001        Dec. 31, 2000              Dec. 31, 1999
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $  22.28             $  40.72                $     30.00

Investment Activities:
Net investment income/(loss)                               0.04/(b)/           (0.24)/(b)/                 0.03
Net realized and unrealized gains/(losses)
on investments, futures contracts, swap
contracts and foreign currency transactions              (10.07)              (13.72)                     10.69
                                                       --------             --------                -----------
Total income/(loss) from investment activities           (10.03)              (13.96)                     10.72
                                                       --------             --------                -----------

Distributions to Shareholders from:
Net realized gains on investments, futures
contracts, swap contracts and foreign
currency transactions                                        --                (2.79)                        --
In excess of net realized gains on investments,
futures contracts, swap contracts and foreign
currency transactions                                        --                (1.69)                        --
                                                       --------             --------                -----------
Total distributions                                          --                (4.48)                        --
                                                       --------             --------                -----------
Net asset value, end of period                         $  12.25             $  22.28                $     40.72
                                                       ========             ========                ===========
Total Return                                             (45.02)%             (34.07)%                    35.73%/(c)/

Ratios/Supplemental Data:
Net assets, end of year                                $116,119             $402,890                $18,960,052
Ratio of expenses to average net assets                    3.36%                3.54%                      2.50%/(d)/
Ratio of net investment income/(loss) to
average net assets                                         0.22%               (0.66)%                     0.46%/(d)/
Ratio of expenses to average net assets*                   4.78%                5.08%                      3.58%/(d)/
Portfolio Turnover/(e)/                                   11239%                2381%                       514%
=====================================================================================================================


* During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

/(a)/ Commencement of operations.

/(b)/ Per share net investment income/(loss) has been calculated using the daily average shares method.

/(c)/ Not annualized.

/(d)/ Annualized.

/(e)/ Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                                                      Financial Highlights . 139

--------------------------------------------------------------------------------
.. Financial Highlights
  For a share of beneficial interest outstanding
--------------------------------------------------------------------------------

MID-CAP VALUE PROFUND


==========================================================================================================
                                                         Investor Class               Service Class
----------------------------------------------------------------------------------------------------------
                                                         For the period              For the period
                                                     Sept. 4, 2001/(a)/          Sept. 4, 2001/(a)/
                                                                through                     through
                                                          Dec. 31, 2001               Dec. 31, 2001
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $    30.00                  $    30.00

Investment Activities:
Net investment loss                                               (0.05)/(b)/                 (0.07)/(b)/
Net realized and unrealized losses on investments                 (0.23)/(c)/                 (0.29)/(c)/
                                                             ----------                  ----------
Total loss from investment activities                             (0.28)                      (0.36)
                                                             ----------                  ----------

Distributions to Shareholders from:
Net realized gains on investments                                 (0.91)                      (0.91)
                                                             ----------                  ----------
Total distributions                                               (0.91)                      (0.91)
                                                             ----------                  ----------
Net asset value, end of period                               $    28.81                  $    28.73
                                                             ==========                  ==========
Total Return                                                      (0.88)%/(d)/                (1.14)%/(d)/

Ratios/Supplemental Data:
Net assets, end of year                                      $3,575,806                  $6,178,226
Ratio of expenses to average net assets                            1.95%/(e)/                  2.77%/(e)/
Ratio of net investment loss to average net assets                 0.51)%/(e)/                (0.72)%/(e)/
Ratio of expenses to average net assets*                           2.61%/(e)/                  3.43%/(e)/
Portfolio Turnover /(f)/                                           1400%                       1400%
==========================================================================================================


* During the period, certain fees were reduced.If such fee reductions had not occurred, the ratios would have been as indicated.

/(a)/ Commencement of operations.

/(b)/ Per share net investment loss has been calculated using the daily average shares method.

/(c)/ The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

/(d)/ Not annualized.

/(e)/ Annualized.

/(f)/ Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

140 . Financial Highlights

MID-CAP GROWTH PROFUND

=========================================================================================================
                                                         Investor Class              Service Class
---------------------------------------------------------------------------------------------------------
                                                         For the period             For the period
                                                     Sept. 4, 2001/(a)/         Sept. 4, 2001/(a)/
                                                                through                    through
                                                          Dec. 31, 2001              Dec. 31, 2001
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $    30.00                 $    30.00

Investment Activities:
Net investment loss                                               (0.15)/(b)/                (0.25)/(b)/
Net realized and unrealized gains on investments                   1.22                       1.26
                                                             ----------                 ----------
Total income from investment activities                            1.07                       1.01
                                                             ----------                 ----------

Distributions to Shareholders from:
Net realized gains on investments                                 (0.19)                     (0.19)
                                                             ----------                 ----------
Total distributions                                               (0.19)                     (0.19)
                                                             ----------                 ----------
Net asset value, end of period                               $    30.88                 $    30.82
                                                             ==========                 ==========
Total Return                                                       3.56%/(c)/                 3.36%/(c)/

Ratios/Supplemental Data:
Net assets, end of year                                      $6,086,419                 $3,459,998
Ratio of expenses to average net assets                            1.95%/(d)/                 2.94%/(d)/
Ratio of net investment loss to average net assets                (1.54)%/(d)/               (2.48)%/(d)/
Portfolio Turnover/(e)/                                            1062%                      1062%
=========================================================================================================

/(a)/ Commencement of operations.

/(b)/ Per share net investment loss has been calculated using the daily average shares method.

/(c)/ Not annualized.

/(d)/ Annualized.

/(e)/ Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                                                      Financial Highlights . 141

--------------------------------------------------------------------------------
.. Financial Highlights
  For a share of beneficial interest outstanding
--------------------------------------------------------------------------------

SMALL-CAP VALUE PROFUND

========================================================================================================
                                                       Investor Class               Service Class
--------------------------------------------------------------------------------------------------------
                                                       For the period              For the period
                                                   Sept. 4, 2001/(a)/          Sept. 4, 2001/(a)/
                                                              through                     through
                                                        Dec. 31, 2001               Dec. 31, 2001
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $     30.00                 $     30.00

Investment Activities:
Net investment loss                                             (0.05)/(b)/                 (0.14)/(b)/
Net realized and unrealized gains on investments                 0.39                        0.42
                                                          -----------                 -----------
Total income from investment activities                          0.34                        0.28
                                                          -----------                 -----------

Distributions to Shareholders from:
Net realized gains on investments                               (0.17)                      (0.17)
                                                          -----------                 -----------
Total distributions                                             (0.17)                      (0.17)
                                                          -----------                 -----------
Net asset value, end of period                            $     30.17                 $     30.11
                                                          ===========                 ===========
Total Return                                                     1.15%/(c)/                  0.95%/(c)/

Ratios/Supplemental Data:
Net assets, end of year                                   $13,284,086                 $36,457,646
Ratio of expenses to average net assets                          1.95%/(d)/                  2.85%/(d)/
Ratio of net investment loss to average net assets              (0.52)%/(d)/                (1.41)%/(d)/
Ratio of expenses to average net assets*                         2.00%/(d)/                  2.90%/(d)/
Portfolio Turnover/(e)/                                           962%                        962%
========================================================================================================

* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

/(a)/ Commencement of operations.

/(b)/ Per share net investment loss has been calculated using the daily average shares method.

/(c)/ Not annualized.

/(d)/ Annualized.

/(e)/ Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

142 . Financial Highlights

SMALL-CAP GROWTH PROFUND

=========================================================================================================
                                                       Investor Class                Service Class
---------------------------------------------------------------------------------------------------------
                                                       For the period               For the period
                                                   Sept. 4, 2001/(a)/          Sept. 4, 2001 /(a)/
                                                              through                      through
                                                        Dec. 31, 2001                Dec. 31, 2001
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $    30.00                     $  30.00

Investment Activities:
Net investment loss                                             (0.15)/(b)/                  (0.26)/(b)/
Net realized and unrealized gains on investments                 1.30                         1.48
                                                           ----------                     --------
Total income from investment activities                          1.15                         1.22
                                                           ----------                     --------

Distributions to Shareholders from:
Net realized gains on investments                               (0.35)                       (0.35)
                                                           ----------                     --------
Total distributions                                             (0.35)                       (0.35)
                                                           ----------                     --------
Net asset value, end of period                             $    30.80                     $  30.87
                                                           ==========                     ========
Total Return                                                     3.87%/(c)/                   4.10%/(c)/

Ratios/Supplemental Data:
Net assets, end of year                                    $9,605,084                     $638,390
Ratio of expenses to average net assets                          1.92%/(d)/                   2.95%/(d)/
Ratio of net investment loss to average net assets              (1.57)%/(d)/                 (2.65)%/(d)/
Ratio of expenses to average net assets*                         2.94%/(d)/                   3.96%/(d)/
Portfolio Turnover/(e)/                                          1020%                        1020%
=========================================================================================================

* During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

/(a)/ Commencement of operations.

/(b)/ Per share net investment loss has been calculated using the daily average shares method.

/(c)/ Not annualized.

/(d)/ Annualized.

/(e)/ Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                                                      Financial Highlights . 143

--------------------------------------------------------------------------------
.. Financial Highlights
  For a share of beneficial interest outstanding
--------------------------------------------------------------------------------

ULTRABULL PROFUND

====================================================================================================================================
                                                                               Investor Class
------------------------------------------------------------------------------------------------------------------------------------
For the year ended Dec. 31,                   2001                2000               1999            1998            1997/(a)/
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period/(b)/                  $     84.30         $    118.35        $      91.80    $     64.30        $    62.50
Investment Activities:
Net investment income/(loss)                    (0.28)/(c)/          0.50/(c)/           1.75           1.95/(c)/         0.05
Net realized and unrealized
gains/(losses) on investments
and futures contracts                          (26.80)             (34.00)              25.40          25.65              1.75
                                          -----------         -----------        ------------    -----------        ----------
Total income/(loss) from
investment activities                          (27.08)             (33.50)              27.15          27.60              1.80
                                          -----------         -----------        ------------    -----------        ----------
Distributions to Shareholders from:
Net investment income                              --               (0.20)              (0.15)         (0.05)               --
Net realized gains on
investments and futures contracts                  --                  --                  --          (0.05)               --
In excess of net realized gains
on investments and futures contracts               --               (0.35)              (0.45)            --                --
                                          -----------         -----------        ------------    -----------        ----------
Total distributions                                --               (0.55)              (0.60)         (0.10)               --
                                          -----------         -----------        ------------    -----------        ----------
Net asset value,
end of period                             $     57.22         $     84.30        $     118.35    $     91.80        $    64.30
                                          ===========         ===========        ============    ===========        ==========
Total Return                                   (32.12)%            (28.33)%             29.56%         42.95%             2.90%/(d)/
Ratios/Supplemental Data:
Net assets, end of year                   $60,955,654         $80,339,625        $155,987,050    $90,854,397        $6,043,740
Ratio of expenses to average
net assets                                       1.93%               1.44%               1.34%          1.50%             1.33%/(e)/
Ratio of net investment income/
(loss) to average net assets                    (0.43)%              0.49%               1.99%          2.43%             2.26%/(e)/
Ratio of expenses to average
net assets*                                      1.93%               1.44%               1.36%          1.70%            12.69%/(e)/
Portfolio Turnover/(f)/                          1377%               1111%                764%            --                --
====================================================================================================================================

* During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

/(a)/ For the period November 27, 1997 (commencement of operations) to December
      31, 1997.

/(b)/ Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.

/(c)/ Per share net investment income/(loss) has been calculated using the daily average shares method.

/(d)/ Not annualized.

/(e)/ Annualized.

/(f)/ Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

144 . Financial Highlights

===================================================================================================================================
                                                                                Service Class
-----------------------------------------------------------------------------------------------------------------------------------
For the year ended Dec. 31,                  2001                2000                1999           1998            1997/(a)/
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period/(b)/                  $    82.15         $    116.35         $     90.95    $     64.30        $    62.50
Investment Activities:
Net investment income/(loss)                   (0.88)/(c)/         (0.55)/(c)/          0.40           1.20/(c)/         0.05
Net realized and unrealized
gains/(losses) on investments
and futures contracts                         (26.10)             (33.30)              25.45          25.50              1.75
                                          ----------         -----------         -----------    -----------        ----------
Total income/(loss) from
investment activities                         (26.98)             (33.85)              25.85          26.70              1.80
                                          ----------         -----------         -----------    -----------        ----------
Distributions to Shareholders from:
Net investment income                             --                  --                  --             --/(d)/           --
Net realized gains on
investments and futures contracts                 --                  --                  --          (0.05)               --
In excess of net realized gains
on investments and futures contracts              --               (0.35)              (0.45)            --                --
                                          ----------         -----------         -----------    -----------        ----------
Total distributions                               --               (0.35)              (0.45)         (0.05)               --
                                          ----------         -----------         -----------    -----------        ----------
Net asset value,
end of period                             $    55.17         $     82.15         $    116.35    $     90.95        $    64.30
                                          ==========         ===========         ===========    ===========        ==========
Total Return                                  (32.84)%            (29.12)%             28.42%         41.48%             2.90%/(e)/
Ratios/Supplemental Data:
Net assets, end of year                   $7,628,962         $31,923,279         $70,219,680    $10,991,484        $2,394,297
Ratio of expenses to average
net assets                                      2.87%               2.43%               2.34%          2.39%             1.33%/(f)/
Ratio of net investment income/
(loss) to average net assets                   (1.35)%             (0.54)%              0.79%          1.53%             1.69%/(f)/
Ratio of expenses to average
net assets*                                     2.87%               2.43%               2.36%          2.84%            13.69%/(f)/
Portfolio Turnover/(g)/                         1377%               1111%                764%            --                --
===================================================================================================================================

* During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

/(a)/ For the period November 27, 1997 (commencement of operations) to December
      31, 1997.

/(b)/ Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.

/(c)/ Per share net investment income/(loss) has been calculated using the daily average shares method.

/(d)/ Distribution per share was less than $0.005.

/(e)/ Not annualized.

/(f)/ Annualized.

/(g)/ Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                                                      Financial Highlights . 145

--------------------------------------------------------------------------------
.. Financial Highlights
  For a share of beneficial interest outstanding
--------------------------------------------------------------------------------

ULTRAMID-CAP PROFUND

===========================================================================================================
                                                                         Investor Class
-----------------------------------------------------------------------------------------------------------
                                                                                       For the period
                                                                    For the         Feb. 7, 2000/(a)/
                                                                 year ended                   through
                                                              Dec. 31, 2001             Dec. 31, 2000
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $     33.00               $     30.00
Investment Activities:
Net investment income/(loss)                                          (0.15)/(b)/                0.14/(b)/
Net realized and unrealized gains/(losses)
on investments, futures contracts and swap contracts                  (5.43)                     2.86/(c)/
                                                                -----------               -----------
Total income/(loss) from investment activities                        (5.58)                     3.00
                                                                -----------               -----------
Net asset value, end of period                                  $     27.42               $     33.00
                                                                ===========               ===========
Total Return                                                         (16.91)%                   10.00%/(d)/
Ratios/Supplemental Data:
Net assets, end of year                                         $33,811,787               $34,622,303
Ratio of expenses to average net assets                                1.95%                     1.60%/(e)/
Ratio of net investment income/(loss) to average net assets           (0.52)%                    0.46%/(e)/
Ratio of expenses to average net assets*                               2.07%                     1.75%/(e)/
Portfolio Turnover/(f)/                                                2125%                     2468%
===========================================================================================================

* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

/(a)/ Commencement of operations.

/(b)/ Per share net investment income/(loss) has been calculated using the daily average shares method.

/(c)/ The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

/(d)/ Not annualized.

/(e)/ Annualized.

/(f)/ Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

146 . Financial Highlights

========================================================================================================
                                                                      Service Class
--------------------------------------------------------------------------------------------------------
                                                                                   For the period
                                                                For the         Feb. 7, 2000/(a)/
                                                             year ended                   through
                                                          Dec. 31, 2001             Dec. 31, 2000
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $    32.66               $     30.00
Investment Activities:
Net investment loss                                               (0.44)/(b)/               (0.17)/(b)/
Net realized and unrealized gains/(losses)
   on investments, futures contracts and swap contracts           (5.37)                     2.83/(c)/
                                                             ----------               -----------
Total income/(loss) from investment activities                    (5.81)                     2.66
                                                             ----------               -----------
Net asset value, end of period                               $    26.85               $     32.66
                                                             ==========               ===========
Total Return                                                     (17.79)%                    8.87%/(d)/
Ratios/Supplemental Data:
Net assets, end of year                                      $2,517,070               $ 2,695,349
Ratio of expenses to average net assets                            2.95%                     2.60%/(e)/
Ratio of net investment loss to average net assets                (1.49)%                   (0.54)%/(e)/
Ratio of expenses to average net assets*                           3.07%                     2.74%/(e)/
Portfolio Turnover/(f)/                                            2125%                     2468%
========================================================================================================


* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

/(a)/ Commencement of operations.

/(b)/ Per share net investment loss has been calculated using the daily average shares method.

/(c)/ The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

/(d)/ Not annualized.

/(e)/ Annualized.

/(f)/ Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                                                      Financial Highlights . 147

--------------------------------------------------------------------------------
.. Financial Highlights
  For a share of beneficial interest outstanding
--------------------------------------------------------------------------------

ULTRASMALL-CAP PROFUND

=================================================================================================
                                                           Investor Class
-------------------------------------------------------------------------------------------------
                                                 For the                    For the period
                                              year ended         Feb. 7, 2000/(a)/ through
                                           Dec. 31, 2001                     Dec. 31, 2000
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $     20.77                       $     30.00
Investment Activities:
Net investment income/(loss)                       (0.01)/(b)/                        0.09/(b)/
Net realized and unrealized losses
on investments, futures contracts
and swap contracts                                 (3.49)                            (9.32)
                                             -----------                       -----------
Total loss from investment activities              (3.50)                            (9.23)
                                             -----------                       -----------
asset value, end of period                   $     17.27                       $     20.77
                                             ===========                       ===========
Total Return                                      (16.85)%                          (30.77)%/(c)/
Ratios/Supplemental Data:
Net assets, end of year                      $73,104,747                       $20,846,718
Ratio of expenses to average net assets             1.95%                             1.54%/(d)/
Ratio of net investment income/(loss)
to average net assets                              (0.05)%                            0.39%/(d)/
Ratio of expenses to average net assets*            2.15%                             1.89%/(d)/
Portfolio Turnover/(e)/                             3221%                             3345%
=================================================================================================

* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

/(a)/ Commencement of operations.

/(b)/ Per share net investment income/(loss) has been calculated using the daily average shares method.

/(c)/ Not annualized.

/(d)/ Annualized.

/(e)/ Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

148 . Financial Highlights

==================================================================================================
                                                            Service Class
--------------------------------------------------------------------------------------------------
                                                 For the                     For the period
                                              year ended         Feb. 7, 2000 /(a)/ through
                                           Dec. 31, 2001                      Dec. 31, 2000
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $    20.59                         $    30.00
Investment Activities:
Net investment loss                                (0.17)/(b)/                        (0.20)/(b)/
Net realized and unrealized losses
on investments, futures contracts
and swap contracts                                 (3.46)                             (9.21)
                                              ----------                         ----------
Total loss from investment activities              (3.63)                             (9.41)
                                              ----------                         ----------
Net asset value, end of period                $    16.96                         $    20.59
                                              ==========                         ==========
Total Return                                      (17.63)%                           (31.37)%/(c)/
Ratios/Supplemental Data:
Net assets, end of year                       $7,497,012                         $3,588,731
Ratio of expenses to average net assets             2.92%                              2.60%/(d)/
Ratio of net investment loss to average
net assets                                         (0.97)%                            (0.86)%/(d)/
Ratio of expenses to average net assets*            3.12%                              2.96%/(d)/
Portfolio Turnover/(e)/                             3221%                              3345%
==================================================================================================

* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

/(a)/ Commencement of operations.

/(b)/ Per share net investment loss has been calculated using the daily average shares method.

/(c)/ Not annualized.

/(d)/ Annualized.

/(e)/ Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                                                      Financial Highlights . 149

--------------------------------------------------------------------------------
.. Financial Highlights
  For a share of beneficial interest outstanding
--------------------------------------------------------------------------------

ULTRAOTC PROFUND

=================================================================================================================================
                                                                        Investor Class
---------------------------------------------------------------------------------------------------------------------------------
For the year ended Dec. 31,           2001                2000                 1999                1998               1997/(a)/
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period/(b)/          $     114.10        $     494.40        $       149.10       $      52.25       $  62.50
Investment Activities:
Net investment income/(loss)             (0.50)/(c)/         (0.85)/(c)/           (0.80)              1.00/(c)/      0.40
Net realized and unrealized
gains/(losses) on
investments, futures
contracts and swap contracts            (78.31)            (361.75)               348.40              95.85         (10.65)
                                  ------------        ------------        --------------       ------------       --------
Total income/(loss) from
investment activities                   (78.81)            (362.60)               347.60              96.85         (10.25)
                                  ------------        ------------        --------------       ------------       --------
Distributions to Shareholders
from:
Net investment income                       --                  --                    --/(d)/            --/(d)/        --
Net realized gains on
investments,futures
contracts and swap contracts                --                  --                 (2.30)                --             --
In excess of net realized gains
on investments, futures
contracts and swap contracts                --              (17.70)                   --                 --             --
                                  ------------        ------------        --------------       ------------       --------
Total distributions                         --              (17.70)                (2.30)                --             --
                                  ------------        ------------        --------------       ------------       --------
Net asset value,
end of period                     $      35.29        $     114.10        $       494.40       $     149.10       $  52.25
                                  ============        ============        ==============       ============       ========
Total Return                            (69.07)%            (73.70)%              233.25%            185.34%        (16.40)%/(e)/
Ratios/Supplemental Data:
Net assets, end of year           $353,564,809        $421,434,035        $1,216,220,142       $239,017,203       $256,184
Ratio of expenses to average
net assets                                1.80%               1.33%                 1.31%              1.47%          1.07%/(f)/
Ratio of net investment income/
(loss) to average net assets             (1.06)%             (0.22)%               (0.50)%             1.05%          2.73%/(f)/
Ratio of expenses to average
net assets*                               1.80%               1.33%                 1.33%              1.67%         21.74%/(f)/
Portfolio Turnover/(g)/                    622%                801%                  670%               156%            --
=================================================================================================================================

* During the period, certain fees were reduced and/or reimbursed . If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

/(a)/ For the period December 1, 1997 (commencement of operations) to December 31, 1997.

/(b)/ Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.

/(c)/ Per share net investment income/(loss) has been calculated using the daily average shares method.

/(d)/ Distribution per share was less than $0.005.

/(e)/ Not annualized.

/(f)/ Annualized.

/(g)/ Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

150 . Financial Highlights

=============================================================================================================================
                                                                       Service Class
-----------------------------------------------------------------------------------------------------------------------------
For the year ended Dec. 31,             2001                2000                1999           1998               1997/(a)/
-----------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period/(b)/            $    110.90         $    487.00         $     148.40   $     52.25        $  62.50
Investment Activities:
Net investment income/(loss)              (0.94)/(c)/         (4.65)/(c)/          (3.20)         0.50/(c)/         --
Net realized and unrealized
gains/(losses) on investments,
futures contracts and
swap contracts                           (76.08)            (353.75)              344.10         95.65          (10.25)
                                    -----------         -----------         ------------   -----------        --------
Total income/(loss) from
investment activities                    (77.02)            (358.40)              340.90         96.15           10.25)
                                    -----------         -----------         ------------   -----------        --------
Distributions to Shareholders
from:
Net investment income                        --                  --                   --            --/(d)/         --
Net realized gains on
investments,futures contracts
and swap contracts                           --                  --                (2.30)           --              --
In excess of net realized gains
on investments, futures
contracts and swap contracts                 --              (17.70)                  --            --              --
                                    -----------         -----------         ------------   -----------        --------
Total distributions                          --              (17.70)               (2.30)           --              --
                                    -----------         -----------         ------------   -----------        --------
Net asset value,
end of period                       $     33.88         $    110.90         $     487.00   $    148.40        $  52.25
                                    ===========         ===========         ============   ===========        ========
Total Return                             (69.45)%            (73.96)%             229.73%       183.98%         (16.40)%/(e)/
Ratios/Supplemental Data:
Net assets, end of year             $32,711,693         $48,454,490         $134,837,724   $32,391,937        $663,984
Ratio of expenses to
average net assets                         2.80%               2.33%                2.30%         2.38%           1.75%/(f)/
Ratio of net investment income/
(loss) to average net assets              (2.03)%             (1.22)%              (1.49)%        0.07%          (0.06)%/(f)/
Ratio of expenses to
average net assets*                        2.80%               2.33%                2.32%         2.61%          23.42%/(f)/
Portfolio Turnover /(g)/                    622%                801%                 670%          156%             --
=============================================================================================================================

* During the period, certain fee s were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

/(a)/ For the period December 1, 1997 (commencement of operations) to December
      31, 1997.

/(b)/ Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.

/(c)/ Per share net investment income/(loss) has been calculated using the daily average shares method.

/(d)/ Distribution per share was less than $0.005.

/(e)/ Not annualized.

/(f)/ Annualized.

/(g)/ Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                                                      Financial Highlights . 151

--------------------------------------------------------------------------------
.. Financial Highlights
  For a share of beneficial interest outstanding
--------------------------------------------------------------------------------

ULTRAJAPAN PROFUND


=====================================================================================================
                                                                    Investor Class
-----------------------------------------------------------------------------------------------------
                                                                                For the period
                                                             For the        Feb. 7, 2000 /(a)/
                                                          year ended                   through
                                                       Dec. 31, 2001             Dec. 31, 2000
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of period/(b)/                 $    65.75                $   150.00
Investment Activities:
Net investment income                                           0.19/(c)/                 2.90/(c)/
Net realized and unrealized losses on investments
and futures contracts                                         (31.16)                   (82.95)
                                                          ----------                ----------
Total loss from investment activities                         (30.97)                   (80.05)
                                                          ----------                ----------
Distributions to Shareholders from:
Net investment income                                          (0.01)                    (4.20)
                                                          ----------                ----------
Total distributions                                            (0.01)                    (4.20)
                                                          ----------                ----------
Net asset value, end of period                            $    34.77                $    65.75
                                                          ==========                ==========
Total Return                                                  (47.10)%                  (53.44)%/(d)/
Ratios/Supplemental Data:
Net assets, end of year                                   $2,697,296                $1,050,477
Ratio of expenses to average net assets                         1.95%                     1.59%/(e)/
Ratio of net investment income to average net assets            0.39%                     2.99%/(e)/
Ratio of expenses to average net assets*                        2.46%                     2.31%/(e)/
Portfolio Turnover /(f)/                                        1299%                     1300%
=====================================================================================================


* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

/(a)/ Commencement of operations.

/(b)/ Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.

/(c)/ Per share net investment income has been calculated using the daily average shares method.

/(d)/ Not annualized.

/(e)/ Annualized.

/(f)/ Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

152 . Financial Highlights

=============================================================================================================
                                                                              Service Class
-------------------------------------------------------------------------------------------------------------
                                                                                        For the period
                                                                    For the         Feb. 7, 2000 /(a)/
                                                                 year ended                    through
                                                              Dec. 31, 2001              Dec. 31, 2000
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period/(b)/                          $  66.35                   $ 150.00
Investment Activities:
Net investment income/(loss)                                          (0.28)/(c)/                 1.95/(c)/
Net realized and unrealized losses on investments
and futures contracts                                                (31.37)                    (82.65)
                                                                   --------                   --------
Total loss from investment activities                                (31.65)                    (80.70)
                                                                   --------                   --------
Distributions to Shareholders from:
Net investment income                                                    --                      (2.95)
                                                                   --------                   --------
Total distributions                                                      --                      (2.95)
                                                                   --------                   --------
Net asset value, end of period                                     $  34.70                   $  66.35
                                                                   ========                   ========
Total Return                                                         (47.70)%                   (53.86)%/(d)/
Ratios/Supplemental Data:
Net assets, end of year                                            $139,639                   $842,520
Ratio of expenses to average net assets                                2.78%                      2.60%/(e)/
Ratio of net investment income/(loss) to average net assets           (0.60)%                     2.09%/(e)/
Ratio of expenses to average net assets*                               3.29%                      3.33%/(e)/
Portfolio Turnover /(f)/                                               1299%                      1300%
=============================================================================================================


* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

/(a)/ Commencement of operations.

/(b)/ Adjusted for 1:5 reverse stock split that occurred on October 12,2001.

/(c)/ Per share net investment income/(loss) has been calculated using the daily average shares method.

/(d)/ Not annualized.

/(e)/ Annualized.

/(f)/ Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                                                      Financial Highlights . 153

--------------------------------------------------------------------------------
.. Financial Highlights
  For a share of beneficial interest outstanding
--------------------------------------------------------------------------------

BEAR PROFUND

=================================================================================================================================
                                                                            Investor Class
---------------------------------------------------------------------------------------------------------------------------------
For the year ended Dec. 31,                 2001              2000               1999             1998            1997/(a)/
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                      $    32.75        $    30.18        $    39.88        $    50.00        $    50.00
Investment Activities:
Net investment income                          0.52/(b)/         1.09/(b)/         1.10/(b)/         1.47/(b)/           --
Net realized and unrealized gains/
(losses) on investments and futures
contracts                                      4.16              3.84/(c)/        (5.97)           (11.22)               --
                                         ----------        ----------        ----------        ----------        ----------
Total income/(loss) from
investment activities                          4.68              4.93             (4.87)            (9.75)               --
                                         ----------        ----------        ----------        ----------        ----------
Distributions to Shareholders from:
Net investment income                            --             (2.36)            (4.83)            (0.37)               --
Net realized gains on investments
and futures contracts                            --                --                --                --/(d)/           --
                                         ----------        ----------        ----------        ----------        ----------
Total distributions                              --             (2.36)            (4.83)            (0.37)               --
                                         ----------        ----------        ----------        ----------        ----------
Net asset value,
end of period                            $    37.43        $    32.75        $    30.18        $    39.88        $    50.00
                                         ==========        ==========        ==========        ==========        ==========
Total Return                                  14.29%            16.41%           (12.32)%          (19.46)%              --/(e)/
Ratios/Supplemental Data:
Net assets, end of year                  $8,498,343        $8,888,800        $2,330,573        $4,166,787        $2,516,412
Ratio of expenses to
average net assets                             1.88%             1.84%             1.40%             1.54%               --/(f)/
Ratio of net investment income
to average net assets                          1.41%             3.43%             2.86%             3.12%               --/(f)/
Ratio of expenses to
average net assets*                            1.96%             2.19%             1.68%             3.26%           325.97%/(f)/
Portfolio Turnover /(g)/                       1299%             1299%             1215%               --                --
=================================================================================================================================

* During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

/(a)/ For the period December 30, 1997 (commencement of operations) to December
      31, 1997.

/(b)/ Per share net investment income has been calculated using the daily average shares method.

/(c)/ The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

/(d)/ Distribution per share was less than $0.005.

/(e)/ Not annualized.

/(f)/ Annualized.

/(g)/ Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

154 . Financial Highlights

==========================================================================================================================
                                                                      Service Class
--------------------------------------------------------------------------------------------------------------------------
For the year ended Dec. 31,              2001              2000             1999             1998          1997/(a)/
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $    32.62         $  29.86        $    39.76        $  50.00          $ 50.00
Investment Activities:
Net investment income/(loss)               (0.12)/(b)/       0.75/(b)/         0.63/(b)/       0.87/(b)/          --
Net realized and unrealized
gains/(losses) on investments
and futures contracts                       4.42             3.87/(c)/        (5.92)         (10.88)              --
                                      ----------         --------        ----------        --------          -------
Total income/(loss) from
investment activities                       4.30             4.62             (5.29)         (10.01)              --
                                      ----------         --------        ----------        --------          -------
Distributions to Shareholders from:
Net investment income                         --            (1.86)            (4.61)          (0.23)              --
Net realized gains on investments
and futures contracts                         --               --                --              --/(d)/          --
                                      ----------         --------        ----------        --------          -------
Total distributions                           --            (1.86)            (4.61)          (0.23)              --
                                      ----------         --------        ----------        --------          -------
Net asset value,
end of period                         $    36.92         $  32.62        $    29.86        $  39.76          $ 50.00
                                      ==========         ========        ==========        ========          =======
Total Return                               13.18%           15.54%           (13.32)%        (20.04)%             --/(e)/
Ratios/Supplemental Data:
Net assets, end of year               $2,755,501         $410,965        $1,095,326        $379,670          $    10
Ratio of expenses to
average net assets                          2.95%            2.83%             2.23%           2.49%              --/(f)/
Ratio of net investment income/
(loss) to average net assets               (0.32)%           2.43%             1.69%           1.90%              --/(f)/
Ratio of expenses to
average net assets*                         3.03%            3.18%             2.91%           4.09%          326.97%/(f)/
Portfolio Turnover/(g)/                     1299%            1299%             1215%             --               --
==========================================================================================================================

* During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

/(a)/ For the period December 30, 1997 (commencement of operations) to December
      31, 1997.

/(b)/ Per share net investment income/(loss) has been calculated using the daily average shares method.

/(c)/ The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

/(d)/ Distribution per share was less than $0.005.

/(e)/ Not annualized.

/(f)/ Annualized.

/(g)/ Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                                                      Financial Highlights . 155

--------------------------------------------------------------------------------
.. Financial Highlights
  For a share of beneficial interest outstanding
--------------------------------------------------------------------------------

ULTRABEAR PROFUND

==============================================================================================================================
                                                                           Investor Class
------------------------------------------------------------------------------------------------------------------------------
For the year ended Dec. 31,              2001                2000               1999           1998                 1997/(a)/
------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $     24.84        $     21.31        $     31.88   $     51.80        $     50.00
Investment Activities:
Net investment income                        0.34/(b)/          0.75/(b)/          0.84          1.16/(b)/      6,082.50/(c)/
Net realized and unrealized gains/
(losses) on investments and
futures contracts                            5.29               3.94/(c)/        (10.55)       (21.04)         (6,080.70)/(c)/
                                      -----------        -----------        -----------   -----------        -----------
Total income/(loss) from
investment activities                        5.63               4.69              (9.71)       (19.88)              1.80
                                      -----------        -----------        -----------   -----------        -----------
Distributions to Shareholders from:
Net investment income                       (0.32)             (1.16)             (0.86)        (0.04)                --
                                      -----------        -----------        -----------   -----------        -----------
Total distributions                         (0.32)             (1.16)             (0.86)        (0.04)                --
                                      -----------        -----------        -----------   ----------         -----------
Net asset value,
end of period                         $     30.15        $     24.84        $     21.31   $     31.88        $     51.80
                                      ===========        ===========        ===========   ===========        ===========
Total Return                                22.65%             22.15%            (30.54)%      (38.34)%             3.60%/(d)/
Ratios/Supplemental Data:
Net assets, end of year               $61,018,629        $30,196,323        $32,534,046   $27,939,876        $        21
Ratio of expenses to
average net assets                           1.79%              1.56%              1.41%         1.57%              1.33%/(e)/
Ratio of net investment income
to average net assets                        1.12%              3.38%              2.20%         2.73%              2.97%/(e)/
Ratio of expenses to
average net assets*                          1.79%              1.56%              1.43%         1.78%             32.39%/(e)/
Portfolio Turnover /(f)/                     1299%              1300%              1137%           --                 --
==============================================================================================================================

* During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

/(a)/ For the period December 22, 1997 (commencement of operations) to December
      31, 1997.

/(b)/ Per share net investment income has been calculated using the daily average shares method.

/(c)/ The amount shown for a share outstanding throughout the period does not accord with the earned income or the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

/(d)/ Not annualized.

/(e)/ Annualized.

/(f)/ Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

156 . Financial Highlights

==========================================================================================================================
                                                                     Service Class
--------------------------------------------------------------------------------------------------------------------------
For the year ended Dec. 31,              2001              2000              1999           1998           1997/(a)/
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $    25.46        $    21.51        $    31.83     $    51.75           $50.00
Investment Activities:
Net investment income                       0.07/(b)/         0.54/(b)/         0.54           0.75/(b)/          --
Net realized and unrealized gains/
(losses) on investments and
futures contracts                           5.37              4.03/(c)/       (10.45)        (20.67)            1.75
                                      ----------        ----------        ----------     ----------           ------
Total income/(loss) from
investment activities                       5.44              4.57             (9.91)        (19.92)            1.75
                                      ----------        ----------        ----------     ----------           ------
Distributions to Shareholders from:
Net investment income                      (0.06)            (0.62)            (0.41)            --               --
                                      ----------        ----------        ----------     ----------           ------
Total distributions                        (0.06)            (0.62)            (0.41)            --              --
                                      ----------        ----------        ----------     ----------           ------
Net asset value,
end of period                         $    30.84        $    25.46        $    21.51     $    31.83           $51.75
                                      ==========        ==========        ==========     ==========           ======
Total Return                               21.39%            21.33%           (31.20)%       (38.45)%           3.50%/(d)/
Ratios/Supplemental Data:
Net assets, end of year               $4,708,339        $6,682,375        $4,289,259     $3,012,328           $   10
Ratio of expenses to
average net assets                          2.80%             2.57%             2.41%          2.45%            1.33%/(e)/
Ratio of net investment income
to average net assets                       0.25%             2.41%             1.21%          1.74%              --/(e)/
Ratio of expenses to
average net assets*                         2.80%             2.57%             2.42%          2.74%           33.39%/(e)/
Portfolio Turnover /(f)/                    1299%             1300%             1137%            --               --
==========================================================================================================================

* During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

/(a)/ For the period December 22, 1997 (commencement of operations) to December
      31, 1997.

/(b)/ Per share net investment income has been calculated using the daily average shares method.

/(c)/ The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

/(d)/ Not annualized.

/(e)/ Annualized.

/(f)/ Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                                                      Financial Highlights . 157

--------------------------------------------------------------------------------
.. Financial Highlights
  For a share of beneficial interest outstanding
--------------------------------------------------------------------------------

ULTRASHORT OTC PROFUND

=============================================================================================================================
                                                                            Investor Class
-----------------------------------------------------------------------------------------------------------------------------
For the year ended Dec. 31,                                2001               2000              1999       1998/(a)/
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $     45.64        $     45.98        $    243.60   $   750.00
Investment Activities:
Net investment income                                         0.94/(b)/          0.89/(b)/          1.82          3.90/(b)/
Net realized and unrealized gains/(losses) on
investments, futures contracts and swap contracts            (4.47)              0.86/(c)/       (197.61)      (510.30)
                                                       -----------        -----------        -----------   -----------
Total income/(loss) from investment activities               (3.53)              1.75            (195.79)      (506.40)
                                                       -----------        -----------        -----------   -----------
Distributions to Shareholders from:
Net investment income                                        (2.96)             (1.80)             (1.83)           --/(d)/
In excess of net investment income                              --              (0.29)                --            --
                                                       -----------        -----------        -----------   -----------
Total distributions                                          (2.96)             (2.09)             (1.83)           --
                                                       -----------       ------------        -----------   -----------
Net asset value, end of period                         $     39.15        $     45.64        $     45.98   $    243.60
                                                       ===========        ===========        ===========   ===========
Total Return                                                 (7.36)%             4.25%            (80.36)%      (67.48)%/(e)/
Ratios/Supplemental Data:
Net assets, end of year                                $92,457,123        $49,063,476        $38,254,638   $19,465,372
Ratio of expenses to average net assets                       1.78%              1.48%              1.44%         1.83%/(f)/
Ratio of net investment income to average net assets          1.95%              2.73%              2.18%         1.55%/(f)/
Ratio of expenses to average net assets*                      1.78%              1.48%              1.45%         1.98%/(f)/
Portfolio Turnover/(g)/                                       1257%              1300%              1185%           --
=============================================================================================================================

* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

/(a)/ For the period June 2, 1998 (commencement of operations) to December 31,
      1998.

/(b)/ Per share net investment income has been calculated using the daily average shares method.

/(c)/ The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

/(d)/ Distribution per share was less than $0.005.

/(e)/ Not annualized.

/(f)/ Annualized.

/(g)/ Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

158 . Financial Highlights

========================================================================================================================
                                                                                 Service Class
------------------------------------------------------------------------------------------------------------------------
For the year ended Dec. 31,                               2001               2000              1999     1998/(a)/
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $    47.50        $    46.37        $   243.60    $ 750.00
Investment Activities:
Net investment income                                        0.33/(b)/         0.52/(b)/         1.11        1.50/(b)/
Net realized and unrealized gains/(losses) on
investments, futures contracts and swap contracts           (4.37)             1.03/(c)/      (197.45)    (507.90)
                                                       ----------        ----------        ----------    --------
Total income/(loss) from investment activities              (4.04)             1.55           (196.34)    (506.40)
                                                       ----------        ----------        ----------    --------
Distributions to Shareholders from:
Net investment income                                       (2.42)            (0.36)            (0.89)         --
In excess of net investment income                             --             (0.06)               --          --
                                                       ----------        ----------        ----------    --------
Total distributions                                         (2.42)            (0.42)            (0.89)         --
                                                       ----------        ----------        ----------    --------
Net asset value, end of period                         $    41.04        $    47.50        $    46.37    $ 243.60
                                                       ==========        ==========        ==========    ========
Total Return                                                (8.21)%            3.42%           (80.62)%    (67.50)%/(d)/
Ratios/Supplemental Data:
Net assets, end of year                                $3,675,451        $1,381,231        $1,009,722    $855,392
Ratio of expenses to average net assets                      2.92%             2.42%             2.45%       2.92%/(e)/
Ratio of net investment income to average net assets         0.66%             1.57%             1.21%       0.54%/(e)/
Ratio of expenses to average net assets*                     2.92%             2.42%             2.46%       3.06%/(e)/
Portfolio Turnover/(f)/                                      1257%             1300%             1185%         --
=========================================================================================================================

* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

/(a)/ For the period June 2, 1998 (commencement of operations) to December 31,
      1998.

/(b)/ Per share net investment income has been calculated using the daily average shares method.

/(c)/ The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

/(d)/ Not annualized.

/(e)/ Annualized.

/(f)/ Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                                                      Financial Highlights . 159

--------------------------------------------------------------------------------
.. Financial Highlights
  For a share of beneficial interest outstanding
--------------------------------------------------------------------------------

BANKS ULTRASECTOR PROFUND

============================================================================================================
                                                           Investor Class               Service Class
------------------------------------------------------------------------------------------------------------
                                                           For the period              For the period
                                                       Sept. 4, 2001/(a)/          Sept. 4, 2001/(a)/
                                                                  through                     through
                                                            Dec. 31, 2001               Dec. 31, 2001
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $    30.00                     $ 30.00
Investment Activities:
Net investment income                                                0.11/(b)/                   0.18/(b)/
Net realized and unrealized losses on
investments and swap contracts                                      (1.29)/(c)/                 (1.42)/(c)/
                                                               ----------                     -------
Total loss from investment activities                               (1.18)                      (1.24)
                                                               ----------                     -------
Distributions to Shareholders from:
Net investment income                                               (0.07)                         --
                                                               ----------                     -------
Total distributions                                                 (0.07)                         --
                                                               ----------                     -------
Net asset value, end of period                                 $    28.75                     $ 28.76
                                                               ==========                     =======
Total Return                                                        (3.92)%/(d)/                (4.13)%/(d)/
Ratios/Supplemental Data:
Net assets, end of year                                        $3,189,164                     $23,752
Ratio of expenses to average net assets                              1.95%/(e)/                  2.80%/(e)/
Ratio of net investment income to average net assets                 1.19%(e)                    2.06%/(e)/
Ratio of expenses to average net assets*                             3.20%/(e)/                  4.05%/(e)/
Portfolio Turnover/(f)/                                               350%                        350%
============================================================================================================

* During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

/(a)/ Commencement of operations.

/(b)/ Per share net investment income has been calculated using the daily average shares method.

/(c)/ The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

/(d)/ Not annualized.

/(e)/ Annualized.

/(f)/ Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

160 . Financial Highlights

BASIC MATERIALS ULTRASECTOR PROFUND


============================================================================================================
                                                           Investor Class               Service Class
------------------------------------------------------------------------------------------------------------
                                                           For the period              For the period
                                                       Sept. 4, 2001/(a)/          Sept. 4, 2001/(a)/
                                                                  through                     through
                                                            Dec. 31, 2001               Dec. 31, 2001
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $    30.00                     $ 30.00
Investment Activities:
Net investment income/(loss)                                         0.13/(b)/                     --/(b)/
Net realized and unrealized losses on
investments and swap contracts                                      (1.49)                      (1.05)
                                                               ----------                     -------
Total loss from investment activities                               (1.36)                      (1.05)
                                                               ----------                     -------
Distributions to Shareholders from:
Net investment income                                               (0.06)                         --
                                                               ----------                     -------
Total distributions                                                 (0.06)                         --
                                                               ----------                     -------
Net asset value, end of period                                 $    28.58                     $ 28.95
                                                               ==========                     =======
Total Return                                                        (4.54)%/(c)/                (3.50)%/(c)/
Ratios/Supplemental Data:
Net assets, end of year                                        $2,466,749                     $19,290
Ratio of expenses to average net assets                              1.27%/(d)/                  2.95%/(d)/
Ratio of net investment income to average net assets                 1.38%/(d)/                    --/(d)/
Ratio of expenses to average net assets*                             3.51%/(d)/                  5.20%/(d)/
Portfolio Turnover/(e)/                                               913%                        913%
============================================================================================================


* During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

/(a)/ Commencement of operations.

/(b)/ Per share net investment income has been calculated using the daily average shares method.

/(c)/ Not annualized.

/(d)/ Annualized.

/(e)/ Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                                                      Financial Highlights . 161

--------------------------------------------------------------------------------
.. Financial Highlights
  For a share of beneficial interest outstanding
--------------------------------------------------------------------------------

BIOTECHNOLOGY ULTRASECTOR PROFUND

====================================================================================================
                                                                Investor Class
----------------------------------------------------------------------------------------------------
                                                                               For the period
                                                           For the         June 19, 2000/(a)/
                                                        year ended                    through
                                                     Dec. 31, 2001              Dec. 31, 2000
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period/(b)/              $     83.20                 $   100.00
Investment Activities:
Net investment loss                                          (0.62)/(c)/                (0.10)/(c)/
Net realized and unrealized losses on
investments and swap contracts                              (29.52)                    (16.70)
                                                       -----------                 ----------
Total loss from investment activities                       (30.14)                    (16.80)
                                                       -----------                 ----------
Net asset value, end of period                         $     53.06                 $    83.20
                                                       ===========                 ==========
Total Return                                                (36.23)%                   (16.80)%/(d)/
Ratios/Supplemental Data:
Net assets, end of year                                $14,930,681                 $4,197,874
Ratio of expenses to average net assets                       1.95%                      1.94%/(e)/
Ratio of net investment loss to average net assets           (1.10)%                    (0.20)%/(e)/
Ratio of expenses to average net assets*                      2.59%                      2.34%/(e)/
Portfolio Turnover/(f)/                                       1266%                      1554%
====================================================================================================

* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

/(a)/ Commencement of operations.

/(b)/ Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.

/(c)/ Per share net investment loss has been calculated using the daily average shares method.

/(d)/ Not annualized.

/(e)/ Annualized.

/(f)/ Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

162 . Financial Highlights

====================================================================================================
                                                                Service Class
----------------------------------------------------------------------------------------------------
                                                                               For the period
                                                           For the         June 19, 2000/(a)/
                                                        year ended                    through
                                                     Dec. 31, 2001              Dec. 31, 2000
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period/(b)/               $    82.70                 $   100.00
Investment Activities:
Net investment loss                                          (1.10)/(c)/                (0.70)/(c)/
Net realized and unrealized losses on
investments and swap contracts                              (29.21)                    (16.60)
                                                        ----------                 ----------
Total loss from investment activities                       (30.31)                    (17.30)
                                                        ----------                 ----------
Net asset value, end of period                          $    52.39                 $    82.70
                                                        ==========                 ==========
Total Return                                                (36.65)%                   (17.30)%/(d)/
Ratios/Supplemental Data:
Net assets, end of year                                 $1,238,171                 $1,031,129
Ratio of expenses to average net assets                       2.95%                      2.64%/(e)/
Ratio of net investment loss to average net assets           (1.99)%                    (1.34)%/(e)/
Ratio of expenses to average net assets*                      3.59%                      3.04%/(e)/
Portfolio Turnover/(f)/                                       1266%                      1554%
====================================================================================================

* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

/(a)/ Commencement of operations.

/(b)/ Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.

/(c)/ Per share net investment loss has been calculated using the daily average shares method.

/(d)/ Not annualized.

/(e)/ Annualized.

/(f)/ Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                                                      Financial Highlights . 163

--------------------------------------------------------------------------------
.. Financial Highlights
  For a share of beneficial interest outstanding
--------------------------------------------------------------------------------

ENERGY ULTRASECTOR PROFUND


=====================================================================================================
                                                                   Investor Class
-----------------------------------------------------------------------------------------------------
                                                                                 For the period
                                                             For the        June 19, 2000 /(a)/
                                                          year ended                    through
                                                       Dec. 31, 2001              Dec. 31, 2000
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $    20.82                 $    20.00
Investment Activities:
Net investment income                                           0.11/(b)/                  0.24/(b)/
Net realized and unrealized gains/(losses)
on investments and swap contracts                              (5.03)                      0.58/(c)/
                                                          ----------                 ----------
Total income/(loss) from investment activities                 (4.92)                      0.82
                                                          ----------                 ----------
Net asset value, end of period                            $    15.90                 $    20.82
                                                          ==========                 ==========
Total Return                                                  (23.63)%                     4.10%/(d)/
Ratios/Supplemental Data:
Net assets, end of year                                   $5,242,964                 $7,639,976
Ratio of expenses to average net assets                         1.95%                      1.59%/(e)/
Ratio of net investment income to average net assets            0.59%                      2.24%/(e)/
Ratio of expenses to average net assets*                        2.75%                      2.83%/(e)/
Portfolio Turnover /(f)/                                        1610%                      2784%
=====================================================================================================


* During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

/(a)/ Commencement of operations.

/(b)/ Per share net investment income has been calculated using the daily average shares method.

/(c)/ The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

/(d)/ Not annualized.

/(e)/ Annualized.

/(f)/ Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

164 . Financial Highlights

======================================================================================================
                                                                  Service Class
------------------------------------------------------------------------------------------------------
                                                                                 For the period
                                                           For the          June 19, 2000 /(a)/
                                                        year ended                      through
                                                     Dec. 31, 2001                Dec. 31, 2000
------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $  20.72                   $    20.00
Investment Activities:
Net investment loss                                          (0.09)/(b)/                  (0.11)/(b)/
Net realized and unrealized gains/(losses)
on investments and swap contracts                            (4.98)                        0.83/(c)/
                                                          --------                   ----------
Total income/(loss) from investment activities               (5.07)                        0.72
                                                          --------                   ----------
Net asset value, end of period                            $  15.65                   $    20.72
                                                          ========                   ==========
Total Return                                                (24.47)%                       3.60%/(d)/
Ratios/Supplemental Data:
Net assets, end of year                                   $335,000                   $1,058,554
Ratio of expenses to average net assets                       2.95%                        2.91%/(e)/
Ratio of net investment loss to average net assets           (0.47)%                      (1.03)%/(e)/
Ratio of expenses to average net assets*                      3.75%                        4.14%/(e)/
Portfolio Turnover /(f)/                                      1610%                        2784%
======================================================================================================


* During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

/(a)/ Commencement of operations.

/(b)/ Per share net investment loss has been calculated using the daily average shares method.

/(c)/ The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

/(d)/ Not annualized.

/(e)/ Annualized.

/(f)/ Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                                                      Financial Highlights . 165

--------------------------------------------------------------------------------
.. Financial Highlights
  For a share of beneficial interest outstanding
--------------------------------------------------------------------------------

FINANCIAL ULTRASECTOR PROFUND

=====================================================================================================
                                                                   Investor Class
-----------------------------------------------------------------------------------------------------
                                                                                 For the period
                                                             For the        June 19, 2000 /(a)/
                                                          year ended                    through
                                                       Dec. 31, 2001              Dec. 31, 2000
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $    25.39                $     20.00
Investment Activities:
Net investment income                                           0.14/(b)/                  0.15/(b)/
Net realized and unrealized gains/(losses)
on investments and swap contracts                              (4.43)                      5.24/(c)/
                                                          ----------                -----------
Total income/(loss) from investment activities                 (4.29)                      5.39
                                                          ----------                -----------
Net asset value, end of period                            $    21.10                $     25.39
                                                          ==========                ===========
Total Return                                                  (16.90)%                    26.95%/(d)/
Ratios/Supplemental Data:
Net assets, end of year                                   $6,552,736                $17,366,056
Ratio of expenses to average net assets                         1.95%                      1.87%/(e)/
Ratio of net investment income to average net assets            0.61%                      1.23%/(e)/
Ratio of expenses to average net assets*                        2.51%                      2.25%/(e)/
Portfolio Turnover /(f)/                                        1060%                      2277%
=====================================================================================================

* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

/(a)/ Commencement of operations.

/(b)/ Per share net investment income has been calculated using the daily average shares method.

/(c)/ The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

/(d)/ Not annualized.

/(e)/ Annualized.

/(f)/ Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

166 . Financial Highlights

============================================================================================================
                                                                          Service Class
------------------------------------------------------------------------------------------------------------
                                                                                         For the period
                                                                    For the         June 19, 2000 /(a)/
                                                                 year ended                     through
                                                              Dec. 31, 2001               Dec. 31, 2000
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                               $  25.32                 $    20.00
Investment Activities:
Net investment income/(loss)                                          (0.08)/(b)/                 0.06/(b)/
Net realized and unrealized gains/(losses) on
investments and swap contracts                                        (4.42)                      5.26/(c)/
                                                                   --------                 ----------
Total income/(loss) from investment activities                        (4.50)                      5.32
                                                                   --------                 ----------
Net asset value, end of period                                     $  20.82                 $    25.32
                                                                   ========                 ==========
Total Return                                                         (17.77)%                    26.60%/(d)/
Ratios/Supplemental Data:
Net assets, end of year                                            $424,910                 $3,898,475
Ratio of expenses to average net assets                                2.95%                      2.95%/(e)/
Ratio of net investment income/(loss) to average net assets           (0.37)%                     0.45%/(e)/
Ratio of expenses to average net assets*                               3.51%                      3.34%/(e)/
Portfolio Turnover /(f)/                                               1060%                      2277%
============================================================================================================


* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

/(a)/ Commencement of operations.

/(b)/ Per share net investment income/(loss) has been calculated using the daily average shares method.

/(c)/ The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

/(d)/ Not annualized.

/(e)/ Annualized.

/(f)/ Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                                                      Financial Highlights . 167

--------------------------------------------------------------------------------
.. Financial Highlights
  For a share of beneficial interest outstanding
--------------------------------------------------------------------------------

HEALTHCARE ULTRASECTOR PROFUND

===============================================================================================================
                                                                            Investor Class
---------------------------------------------------------------------------------------------------------------
                                                                    For the                For the period
                                                                 year ended            June 19, 2000/(a)/
                                                              Dec. 31, 2001         through Dec. 31, 2000
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $     22.67                    $    20.00

Investment Activities:
Net investment income/(loss)                                          (0.07)/(b)/                    0.04/(b)/

Net realized and unrealized gains/(losses) on
investments and swap contracts                                        (5.43)                         2.63/(c)/
                                                                -----------                    ----------
Total income/(loss) from investment activities                        (5.50)                         2.67
                                                                -----------                    ----------
Net asset value, end of period                                  $     17.17                    $    22.67
                                                                ===========                    ==========
Total Return                                                         (24.26)%                       13.35%/(d)/

Ratios/Supplemental Data:
Net assets, end of year                                         $10,583,316                    $6,466,590
Ratio of expenses to average net assets                                1.95%                         1.86%/(e)/
Ratio of net investment income/(loss) to average net assets           (0.40)%                        0.34%/(e)/
Ratio of expenses to average net assets*                               2.58%                         2.25%/(e)/
Portfolio Turnover /(f)/                                               1143%                         1011%
===============================================================================================================

* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

/(a)/ Commencement of operations.

/(b)/ Per share net investment income/(loss) has been calculated using the daily average shares method.

/(c)/ The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

/(d)/ Not annualized.

/(e)/ Annualized.

/(f)/ Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

168 . Financial Highlights

=======================================================================================================
                                                                    Service Class
-------------------------------------------------------------------------------------------------------
                                                           For the                For the period
                                                        year ended           June 19, 2000 /(a)/
                                                     Dec. 31, 2001         through Dec. 31, 2000
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $  22.56                    $    20.00

Investment Activities:
Net investment loss                                          (0.18)/(b)/                   (0.11)/(b)/

Net realized and unrealized gains/(losses) on
investments and swap contracts                               (5.45)                         2.67/(c)/
                                                          --------                    ----------
Total income/(loss) from investment activities               (5.63)                         2.56
                                                          --------                    ----------
Net asset value, end of period                            $  16.93                    $    22.56
                                                          ========                    ==========

Total Return                                                (24.96)%                       12.80%/(d)/

Ratios/Supplemental Data:
Net assets, end of year                                   $468,459                    $1,632,118
Ratio of expenses to average net assets                       2.95%                         2.95%/(e)/
Ratio of net investment loss to average net assets           (1.02)%                       (0.94)%/(e)/
Ratio of expenses to average net assets*                      3.58%                         3.34%/(e)/
Portfolio Turnover/(f)/                                       1143%                         1011%
=======================================================================================================

* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

/(a)/ Commencement of operations.

/(b)/ Per share net investment loss has been calculated using the daily average shares method.

/(c)/ The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

/(d)/ Not annualized.

/(e)/ Annualized.

/(f)/ Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                                                      Financial Highlights . 169

--------------------------------------------------------------------------------
.. Financial Highlights
  For a share of beneficial interest outstanding
--------------------------------------------------------------------------------

INTERNET ULTRASECTOR PROFUND

================================================================================================================
                                                                              Investor Class
----------------------------------------------------------------------------------------------------------------
                                                                    For the                For the period
                                                                 year ended            June 19, 2000/(a)/
                                                              Dec. 31, 2001         through Dec. 31, 2000
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period/(b)/                        $   272.00                     $1,000.00

Investment Activities:
Net investment income/(loss)                                          (0.85)/(c)/                    2.00/(c)/

Net realized and unrealized losses on
investments and swap contracts                                      (206.83)                      (730.00)
                                                                 ----------                     ---------
Total loss from investment activities                               (207.68)                      (728.00)
                                                                 ----------                     ---------
Net asset value, end of period                                   $    64.32                     $  272.00
                                                                 ==========                     =========
Total Return                                                         (76.35)%                      (72.80)%/(d)/

Ratios/Supplemental Data:
Net assets, end of year                                          $6,549,625                     $ 718,432
Ratio of expenses to average net assets                                1.95%                         1.59%/(e)/
Ratio of net investment income/(loss) to average net assets           (1.13)%                        0.46%/(e)/
Ratio of expenses to average net assets*                               3.59%                         3.99%/(e)/
Portfolio Turnover/(f)/                                                1742%                         2401%
================================================================================================================

* During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

/(a)/ Commencement of operations.

/(b)/ Adjusted for 1:10 reverse stock split that occurred on April 27, 2001.
      Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.

/(c)/ Per share net investment income/(loss) has been calculated using the daily average shares method.

/(d)/ Not annualized.

/(e)/ Annualized.

/(f)/ Portfolio turnover is calculated on the basis of the fund as whole without distinguishing between the classes of shares issued.

170 . Financial Highlights

=======================================================================================================
                                                                      Service Class
-------------------------------------------------------------------------------------------------------
                                                           For the                For the period
                                                        year ended            June 19, 2000/(a)/
                                                     Dec. 31, 2001         through Dec. 31, 2000
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period/(b)/               $   270.50                     $1,000.00

Investment Activities:
Net investment loss                                          (1.53)/(c)/                   (2.50)/(c)/

Net realized and unrealized losses on
investments and swap contracts                             (206.60)                      (727.00)
                                                        ----------                     ---------
Total loss from investment activities                      (208.13)                      (729.50)
                                                        ----------                     ---------
Net asset value, end of period                          $    62.37                     $  270.50
                                                        ==========                     =========

Total Return                                                (76.94)%                      (72.95)%/(d)/

Ratios/Supplemental Data:
Net assets, end of year                                 $1,014,193                     $ 180,683
Ratio of expenses to average net assets                       2.95%                         2.79%/(e)/
Ratio of net investment loss to average net assets           (2.24)%                       (0.63)%/(e)/
Ratio of expenses to average net assets*                      4.59%                         5.20%/(e)/
Portfolio Turnover/(f)/                                       1742%                         2401%
=======================================================================================================

* During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

/(a)/ Commencement of operations.

/(b)/ Adjusted for 1:10 reverse stock split that occurred on April 27, 2001.
      Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.

/(c)/ Per share net investment loss has been calculated using the daily average shares method.

/(d)/ Not annualized.

/(e)/ Annualized.

/(f)/ Portfolio turnover is calculated on the basis of the fund as whole without distinguishing between the classes of shares issued.

                                                      Financial Highlights . 171

--------------------------------------------------------------------------------
.. Financial Highlights
  For a share of beneficial interest outstanding
--------------------------------------------------------------------------------

PHARMACEUTICALS ULTRASECTOR PROFUND

============================================================================================================
                                                                              Investor Class
------------------------------------------------------------------------------------------------------------
                                                                                        For the period
                                                                    For the         June 28, 2000/(a)/
                                                                 year ended                    through
                                                              Dec. 31, 2001              Dec. 31, 2000
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $     23.23                 $    20.00
Investment Activities:
Net investment income/(loss)                                          (0.07)/(b)/                 0.13/(b)/
Net realized and unrealized gains/(losses) on
investments and swap contracts                                        (6.62)                      3.10/(c)/
                                                                -----------                 ----------
Total income/(loss) from investment activities                        (6.69)                      3.23
                                                                -----------                 ----------
Net asset value, end of period                                  $     16.54                 $    23.23
                                                                ===========                 ==========
Total Return                                                         (28.80)%                    16.15%/(d)/
Ratios/Supplemental Data:
Net assets, end of year                                         $15,289,526                 $3,469,659
Ratio of expenses to average net assets                                1.95%                      1.93%/(e)/
Ratio of net investment income/(loss) to average net assets           (0.38)%                     1.27%/(e)/
Ratio of expenses to average net assets*                               2.33%                      2.55%/(e)/
Portfolio Turnover/(f)/                                                1469%                      1486%
============================================================================================================

* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

/(a)/ Commencement of operations.

/(b)/ Per share net investment income/(loss) has been calculated using the daily average shares method.

/(c)/ The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

/(d)/ Not annualized.

/(e)/ Annualized.

/(f)/ Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

172 . Financial Highlights

===================================================================================================
                                                                  Service Class
---------------------------------------------------------------------------------------------------
                                                                               For the period
                                                           For the         June 28, 2000/(a)/
                                                        year ended                    through
                                                     Dec. 31, 2001              Dec. 31, 2000
---------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $  23.13                 $    20.00
Investment Activities:
Net investment loss                                          (0.07)/(b)/                (0.19)/(b)/
Net realized and unrealized gains/(losses) on
investments and swap contracts                               (6.77)                      3.32/(c)/
                                                          --------                 ----------
Total income/(loss) from investment activities               (6.84)                      3.13
                                                          --------                 ----------
Net asset value, end of period                            $  16.29                 $    23.13
                                                          ========                 ==========
Total Return                                                (29.57)%                    15.65%/(d)/
Ratios/Supplemental Data:
Net assets, end of year                                   $439,870                 $5,700,354
Ratio of expenses to average net assets                       2.95%                      2.94%/(e)/
Ratio of net investment loss to average net assets           (0.40)%                   (1.72)%/(e)/
Ratio of expenses to average net assets*                      3.33%                      3.56%/(e)/
Portfolio Turnover/(f)/                                       1469%                      1486%
===================================================================================================

* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

/(a)/ Commencement of operations.

/(b)/ Per share net investment loss has been calculated using the daily average shares method.

/(c)/ The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

/(d)/ Not annualized.

/(e)/ Annualized.

/(f)/ Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                                                      Financial Highlights . 173

--------------------------------------------------------------------------------
.. Financial Highlights
  For a share of beneficial interest outstanding
--------------------------------------------------------------------------------

REAL ESTATE ULTRASECTOR PROFUND

====================================================================================================
                                                                      Investor Class
----------------------------------------------------------------------------------------------------
                                                                                For the period
                                                             For the        June 19, 2000/(a)/
                                                          year ended                   through
                                                       Dec. 31, 2001             Dec. 31, 2000
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $    21.81                $    20.00
Investment Activities:
Net investment income                                           1.04/(b)/                 0.62/(b)/
Net realized and unrealized gains on
investments and swap contracts                                  0.92/(c)/                 2.10/(c)/
                                                          ----------                ----------
Total income from investment activities                         1.96                      2.72
                                                          ----------                ----------
Distributions to Shareholders from:
Net investment income                                          (1.44)                    (0.75)
Return of capital                                              (0.41)                    (0.16)
                                                          ----------                ----------
Total distributions                                            (1.85)                    (0.91)
                                                          ----------                ----------
Net asset value, end of period                            $    21.92                $    21.81
                                                          ==========                ==========
Total Return                                                    9.11%                    13.49%/(d)/
Ratios/Supplemental Data:
Net assets, end of year                                   $6,344,518                $9,704,297
Ratio of expenses to average net assets                         1.95%                     1.58%/(e)/
Ratio of net investment income to average net assets            4.52%                     5.31%/(e)/
Ratio of expenses to average net assets*                        1.99%                     2.10%/(e)/
Portfolio Turnover/(f)/                                         2461%                     1617%
====================================================================================================

* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

/(a)/ Commencement of operations.

/(b)/ Per share net investment income has been calculated using the daily average shares method.

/(c)/ The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

/(d)/ Not annualized.

/(e)/ Annualized.

/(f)/ Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

174 . Financial Highlights

====================================================================================================
                                                                  Service Class
----------------------------------------------------------------------------------------------------
                                                                                For the period
                                                             For the        June 19, 2000/(a)/
                                                          year ended                   through
                                                       Dec. 31, 2001             Dec. 31, 2000
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $  21.73                $    20.00
Investment Activities:
Net investment income                                           0.42/(b)/                 0.89/(b)/
Net realized and unrealized gains on
investments and swap contracts                                  1.25/(c)/                 1.67/(c)/
                                                            --------                ----------
Total income from investment activities                         1.67                      2.56
                                                            --------                ----------
Distributions to Shareholders from:
Net investment income                                          (1.28)                    (0.68)
Return of capital                                              (0.37)                    (0.15)
                                                            --------                ----------
Total distributions                                            (1.65)                    (0.83)
                                                            --------                ----------
Net asset value, end of period                              $  21.75                $    21.73
                                                            ========                ==========
Total Return                                                    7.79%                    12.73%/(d)/
Ratios/Supplemental Data:
Net assets, end of year                                     $788,036                $5,993,851
Ratio of expenses to average net assets                         2.95%                     2.58%/(e)/
Ratio of net investment income to average net assets            1.81%                     7.96%/(e)/
Ratio of expenses to average net assets*                        2.99%                     3.10%/(e)/
Portfolio Turnover/(f)/                                         2461%                     1617%
====================================================================================================

* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

/(a)/ Commencement of operations.

/(b)/ Per share net investment income has been calculated using the daily average shares method.

/(c)/ The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

/(d)/ Not annualized.

/(e)/ Annualized.

/(f)/ Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                                                      Financial Highlights . 175

--------------------------------------------------------------------------------
.. Financial Highlights
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--------------------------------------------------------------------------------

SEMICONDUCTOR ULTRASECTOR PROFUND

===============================================================================================================
                                                                             Investor Class
---------------------------------------------------------------------------------------------------------------
                                                                    For the                For the period
                                                                 year ended            June 19, 2000/(a)/
                                                              Dec. 31, 2001         through Dec. 31, 2000
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period/(b)/                        $    58.40                    $   200.00
Investment Activities:
Net investment income/(loss)                                          (0.36)/(c)/                    0.20/(c)/
Net realized and unrealized losses on
investments and swap contracts                                       (19.15)                      (141.80)
                                                                 ----------                    ----------
Total loss from investment activities                                (19.51)                      (141.60)
                                                                 ----------                    ----------
Net asset value, end of period                                   $    38.89                    $    58.40
                                                                 ==========                    ==========
Total Return                                                         (33.41)%                      (70.80)/(d)/
Ratios/Supplemental Data:
Net assets, end of year                                          $6,430,611                    $1,947,253
Ratio of expenses to average net assets                                1.95%                         1.87%/(e)/
Ratio of net investment income/(loss) to average net assets           (0.82)%                        0.31%/(e)/
Ratio of expenses to average net assets*                               2.89%                         3.10%/(e)/
Portfolio Turnover/(f)/                                                1439%                         1456%
===============================================================================================================

* During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

/(a)/ Commencement of operations.

/(b)/ Adjusted for 1:10 reverse stock split that occurred on April 27, 2001.

/(c)/ Per share net investment income/(loss) has been calculated using the daily average shares method.

/(d)/ Not annualized.

/(e)/ Annualized.

/(f)/ Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

176 . Financial Highlights

=======================================================================================================
                                                                     Service Class
-------------------------------------------------------------------------------------------------------
                                                           For the                For the period
                                                        year ended            June 19, 2000/(a)/
                                                     Dec. 31, 2001         through Dec. 31, 2000
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period/(b)/                 $  58.00                      $ 200.00
Investment Activities:
Net investment loss                                          (0.87)/(c)/                   (0.40)/(c)/
Net realized and unrealized losses on
investments and swap contracts                              (18.85)                      (141.60)
                                                          --------                      --------
Total loss from investment activities                       (19.72)                      (142.00)
                                                          --------                      --------
Net asset value, end of period                            $  38.28                      $  58.00
                                                          ========                      ========
Total Return                                                (34.00)%                      (71.00)%/(d)/
Ratios/Supplemental Data:
Net assets, end of year                                   $999,337                      $285,021
Ratio of expenses to average net assets                       2.95%                         2.94%/(e)/
Ratio of net investment loss to average net assets           (2.01)%                       (0.73)%/(e)/
Ratio of expenses to average net assets*                      3.89%                         4.17%/(e)/
Portfolio Turnover/(f)/                                       1439%                         1456%
=======================================================================================================

* During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

/(a)/ Commencement of operations.

/(b)/ Adjusted for 1:10 reverse stock split that occurred on April 27, 2001.

/(c)/ Per share net investment loss has been calculated using the daily average shares method.

/(d)/ Not annualized.

/(e)/ Annualized.

/(f)/ Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                                                      Financial Highlights . 177

--------------------------------------------------------------------------------
.. Financial Highlights
  For a share of beneficial interest outstanding
--------------------------------------------------------------------------------

TECHNOLOGY ULTRASECTOR PROFUND

=================================================================================================================
                                                                                Investor Class
-----------------------------------------------------------------------------------------------------------------
                                                                    For the                 For the period
                                                                 year ended             June 19, 2000/(a)/
                                                              Dec. 31, 2001         through  Dec. 31, 2000
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period/(b)/                        $    76.60                     $   200.00
Investment Activities:
Net investment income/(loss)                                          (0.35)/(c)/                     0.10/(c)/
Net realized and unrealized losses on
investments and swap contracts                                       (39.06)                       (123.50)
                                                                 ----------                     ----------
Total loss from investment activities                                (39.41)                       (123.40)
                                                                 ----------                     ----------
Net asset value, end of period                                   $    37.19                     $    76.60
                                                                 ==========                     ==========
Total Return                                                         (51.45)%                       (61.70)%/(d)/
Ratios/Supplemental Data:
Net assets, end of year                                          $8,472,384                     $2,516,592
Ratio of expenses to average net assets                                1.95%                          1.62%/(e)/
Ratio of net investment income/(loss) to average net assets           (0.71)%                         0.17%/(e)/
Ratio of expenses to average net assets*                               2.88%                          4.63%/(e)/
Portfolio Turnover/(f)/                                                1177%                          1088%
=================================================================================================================

* During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

/(a)/ Commencement of operations.

/(b)/ Adjusted for 1:10 reverse stock split that occurred on April 27, 2001.

/(c)/ Per share net investment income/(loss) has been calculated using the daily average shares method.

/(d)/ Not annualized.

/(e)/ Annualized.

/(f)/ Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

178 . Financial Highlights

=======================================================================================================
                                                                      Service Class
-------------------------------------------------------------------------------------------------------
                                                           For the                For the period
                                                        year ended            June 19, 2000/(a)/
                                                     Dec. 31, 2001         through Dec. 31, 2000
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period/(b)/                 $  76.50                      $ 200.00
Investment Activities:
Net investment loss                                          (0.86)/(c)/                   (0.70)/(c)/
Net realized and unrealized losses on
   investments and swap contracts                           (38.71)                      (122.80)
                                                          --------                      --------
Total loss from investment activities                       (39.57)                      (123.50)
                                                          --------                      --------
Net asset value, end of period                            $  36.93                      $  76.50
                                                          ========                      ========
Total Return                                                (51.73)%                      (61.75)%/(d)/
Ratios/Supplemental Data:
Net assets, end of year                                   $574,799                      $228,057
Ratio of expenses to average net assets                       2.95%                         2.92%/(e)/
Ratio of net investment loss to average net assets           (1.87)%                       (1.09)%/(e)/
Ratio of expenses to average net assets*                      3.88%                         5.93%/(e)/
Portfolio Turnover/(f)/                                       1177%                         1088%
=======================================================================================================

* During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

/(a)/ Commencement of operations.

/(b)/ Adjusted for 1:10 reverse stock split that occurred on April 27, 2001.

/(c)/ Per share net investment loss has been calculated using the daily average shares method.

/(d)/ Not annualized.

/(e)/ Annualized.

/(f)/ Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                                                      Financial Highlights . 179

--------------------------------------------------------------------------------
.. Financial Highlights
  For a share of beneficial interest outstanding
--------------------------------------------------------------------------------

TELECOMMUNICATIONS ULTRASECTOR PROFUND

=====================================================================================================
                                                                 Investor Class
-----------------------------------------------------------------------------------------------------
                                                                                For the period
                                                             For the        June 19, 2000/(a)/
                                                          year ended                   through
                                                       Dec. 31, 2001             Dec. 31, 2000
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of period/(b)/                 $    51.05                  $ 100.00
Investment Activities:
Net investment income                                           0.02/(c)/                 0.40/(c)/
Net realized and unrealized losses on
investments and swap contracts                                (13.48)                   (49.35)
                                                          ----------                  --------
Total loss from investment activities                         (13.46)                   (48.95)
                                                          ----------                  --------
Net asset value, end of period                            $    37.59                  $  51.05
                                                          ==========                  ========
Total Return                                                  (26.37)%                  (48.95)%/(d)/
Ratios/Supplemental Data:
Net assets, end of year                                   $3,456,962                  $384,570
Ratio of expenses to average net assets                         1.95%                     1.92%/(e)/
Ratio of net investment income to average net assets            0.05%                     1.15%/(e)/
Ratio of expenses to average net assets*                        3.71%                     4.70%/(e)/
Portfolio Turnover/(f)/                                         2713%                     1515%
=====================================================================================================

* During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

/(a)/ Commencement of operations.

/(b)/ Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.

/(c)/ Per share net investment income has been calculated using the daily average shares method.

/(d)/ Not annualized.

/(e)/ Annualized.

/(f)/ Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

180 . Financial Highlights

=====================================================================================================
                                                                   Service Class
-----------------------------------------------------------------------------------------------------
                                                                                For the period
                                                             For the        June 19, 2000/(a)/
                                                          year ended                   through
                                                       Dec. 31, 2001             Dec. 31, 2000
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of period/(b)/                   $  50.80                  $ 100.00
Investment Activities:
Net investment income                                           2.06/(c)/                 0.45/(c)/
Net realized and unrealized losses on
investments and swap contracts                                (15.77)                   (49.65)
                                                            --------                  --------
Total loss from investment activities                         (13.71)                   (49.20)
                                                            --------                  --------
Net asset value, end of period                              $  37.09                  $  50.80
                                                            ========                  ========
Total Return                                                  (26.99)%                  (49.20)%/(d)/
Ratios/Supplemental Data:
Net assets, end of year                                     $164,803                  $154,211
Ratio of expenses to average net assets                         2.95%                     2.60%/(e)/
Ratio of net investment income to average net assets            4.13%                     1.21%/(e)/
Ratio of expenses to average net assets*                        4.71%                     5.38%/(e)/
Portfolio Turnover/(f)/                                         2713%                     1515%
=====================================================================================================

* During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

/(a)/ Commencement of operations.

/(b)/ Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.

/(c)/ Per share net investment income has been calculated using the daily average shares method.

/(d)/ Not annualized.

/(e)/ Annualized.

/(f)/ Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                                                      Financial Highlights . 181

--------------------------------------------------------------------------------
.. Financial Highlights
  For a share of beneficial interest outstanding
--------------------------------------------------------------------------------

UTILITIES ULTRASECTOR PROFUND

====================================================================================================
                                                                   Investor Class
----------------------------------------------------------------------------------------------------
                                                                                For the period
                                                             For the        July 26, 2000/(a)/
                                                          year ended                   through
                                                       Dec. 31, 2001             Dec. 31, 2000
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $    28.10                $    20.00
Investment Activities:
Net investment income                                           0.41/(b)/                 0.23/(b)/
Net realized and unrealized gains/(losses) on
investments and swap contracts                                (12.39)                     7.87/(c)/
                                                          ----------                ----------
Total income/(loss) from investment activities                (11.98)                     8.10
                                                          ----------                ----------
Distributions to Shareholders from:
Net investment income                                          (0.05)                       --
                                                          ----------                ----------
Total distributions                                            (0.05)                       --
                                                          ----------                ----------
Net asset value, end of period                            $    16.07                $    28.10
                                                          ==========                ==========
Total Return                                                  (42.65)%                   40.50%/(d)/
Ratios/Supplemental Data:
Net assets, end of year                                   $5,016,139                $1,036,659
Ratio of expenses to average net assets                         1.95%                     1.60%/(e)/
Ratio of net investment income to average net assets            1.87%                     2.09%/(e)/
Ratio of expenses to average net assets*                        5.52%                     2.41%/(e)/
Portfolio Turnover/(f)/                                         3101%                     1811%
====================================================================================================

* During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

/(a)/ Commencement of operations.

/(b)/ Per share net investment income has been calculated using the daily average shares method.

/(c)/ The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

/(d)/ Not annualized.

/(e)/ Annualized.

/(f)/ Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

182 . Financial Highlights

====================================================================================================
                                                                   Service Class
----------------------------------------------------------------------------------------------------
                                                                                For the period
                                                             For the        July 26, 2000/(a)/
                                                          year ended                   through
                                                       Dec. 31, 2001             Dec. 31, 2000
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $  28.02                $    20.00
Investment Activities:
Net investment income                                           0.10/(b)/                 0.28/(b)/
Net realized and unrealized gains/(losses) on
investments and swap contracts                                (12.17)                     7.74/(c)/
                                                            --------                ----------
Total income/(loss) from investment activities                (12.07)                     8.02
                                                            --------                ----------
Net asset value, end of period                              $  15.95                $    28.02
                                                            ========                ==========
Total Return                                                  (43.08)%                   40.10%/(d)/
Ratios/Supplemental Data:
Net assets, end of year                                     $663,655                $1,912,405
Ratio of expenses to average net assets                         2.95%                     2.92%/(e)/
Ratio of net investment income to average net assets            0.44%                     2.52%/(e)/
Ratio of expenses to average net assets*                        6.52%                     3.74%/(e)/
Portfolio Turnover/(f)/                                         3101%                     1811%
====================================================================================================

* During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

/(a)/ Commencement of operations.

/(b)/ Per share net investment income has been calculated using the daily average shares method.

/(c)/ The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

/(d)/ Not annualized.

/(e)/ Annualized.

/(f)/ Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                                                      Financial Highlights . 183

--------------------------------------------------------------------------------
.. Financial Highlights
  For a share of beneficial interest outstanding
--------------------------------------------------------------------------------

WIRELESS COMMUNICATIONS ULTRASECTOR PROFUND

================================================================================================================
                                                                                Investor Class
----------------------------------------------------------------------------------------------------------------
                                                                    For the                For the period
                                                                 year ended            June 19, 2000/(a)/
                                                              Dec. 31, 2001         through Dec. 31, 2000
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period/(b)/                        $    57.10                      $ 200.00

Investment Activities:
Net investment income/(loss)                                          (0.32)/(c)/                    0.20/(c)/
Net realized and unrealized losses on
investments and swap contracts                                       (23.46)                      (143.10)
                                                                 ----------                      --------
Total loss from investment activities                                (23.78)                      (142.90)
                                                                 ----------                      --------
Net asset value, end of period                                   $    33.32                      $  57.10
                                                                 ==========                      ========
Total Return                                                         (41.65)%                      (71.45)%/(d)/

Ratios/Supplemental Data:
Net assets, end of year                                          $1,769,540                      $496,021
Ratio of expenses to average net assets                                1.95%                         1.79%/(e)/
Ratio of net investment income/(loss) to average net assets           (0.62)%                        0.39%/(e)/
Ratio of expenses to average net assets*                               3.34%                         3.45%/(e)/
Portfolio Turnover/(f)/                                                2512%                         2165%
================================================================================================================

* During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

/(a)/ Commencement of operations.

/(b)/ Adjusted for 1:10 reverse stock split that occurred on April 27, 2001.

/(c)/ Per share net investment income/(loss) has been calculated using the daily average shares method.

/(d)/ Not annualized.

/(e)/ Annualized.

/(f)/ Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

184 . Financial Highlights

========================================================================================================
                                                                     Service Class
--------------------------------------------------------------------------------------------------------
                                                           For the                 For the period
                                                        year ended             June 19, 2000/(a)/
                                                     Dec. 31, 2001         through  Dec. 31, 2000
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of period/(b)/                 $  56.80                       $ 200.00

Investment Activities:
Net investment loss                                          (0.78)/(c)/                    (0.50)/(c)/
Net realized and unrealized losses on
investments and swap contracts                              (23.33)                       (142.70)
                                                          --------                       --------
Total loss from investment activities                       (24.11)                       (143.20)
                                                          --------                       --------
Net asset value, end of period                            $  32.69                       $  56.80
                                                          ========                       ========
Total Return                                                (42.45)%                       (71.60)%/(d)/

Ratios/Supplemental Data:
Net assets, end of year                                   $101,284                       $174,463
Ratio of expenses to average net assets                       2.95%                          2.91%/(e)/
Ratio of net investment loss to average net assets           (1.37)%                        (0.92)%/(e)/
Ratio of expenses to average net assets*                      4.34%                          4.56%/(e)/
Portfolio Turnover/(f)/                                       2512%                          2165%
========================================================================================================

* During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

/(a)/ Commencement of operations.

/(b)/ Adjusted for 1:10 reverse stock split that occurred on April 27, 2001.

/(c)/ Per share net investment loss has been calculated using the daily average shares method.

/(d)/ Not annualized.

/(e)/ Annualized.

/(f)/ Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                                                      Financial Highlights . 185

--------------------------------------------------------------------------------
.. Financial Highlights
  For a share of beneficial interest outstanding
--------------------------------------------------------------------------------

MONEY MARKET PROFUND

====================================================================================================================
                                                                  Investor Class
--------------------------------------------------------------------------------------------------------------------
For the year ended Dec. 31,               2001           2000           1999          1998            1997/(a)/
--------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $      1.000   $      1.000   $      1.000   $     1.000        $  1.000

Investment Activities:
Net investment income                        0.032          0.056          0.044         0.047/(b)/      0.006
                                      ------------   ------------   ------------   -----------        --------

Distributions to Shareholders from:
Net investment income                       (0.032)        (0.056)        (0.044)       (0.047)         (0.006)
                                      ------------   ------------   ------------   -----------        --------
Net asset value, end of period        $      1.000   $      1.000   $      1.000   $     1.000        $  1.000
                                      ============   ============   ============   ===========        ========
Total Return                                  3.28%          5.74%          4.48%         4.84%           0.61%/(c)/

Ratios/Supplemental Data:
Net assets, end of year               $298,545,734   $355,691,554   $198,555,252   $62,026,228        $286,962
Ratio of expenses to average
net assets/(e)/                               1.08%          0.86%          0.83%         0.85%           0.83%/(d)/
Ratio of net investment income
to average net assets                         3.30%          5.62%          4.46%         4.81%           4.92%/(d)/
Ratio of expenses to average
net assets*/(e)/                              1.08%          0.86%          0.83%         1.18%           9.52%/(d)/
====================================================================================================================

* During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

/(a)/ For the period November 17, 1997 (commencement of operations) to December
      31, 1997.

/(b)/ Per share net investment income has been calculated using the daily average shares method.

/(c)/ Not annualized.

/(d)/ Annualized.

/(e)/ The Money Market ProFund expense ratio includes the expense allocation of the Cash Management Portfolio Master Fund.

186 . Financial Highlights

===================================================================================================================
                                                                   Service Class
-------------------------------------------------------------------------------------------------------------------
For the year ended Dec. 31,                2001          2000           1999          1998            1997/(a)/
-------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $      1.000   $      1.000   $      1.000   $     1.000         $1.000

Investment Activities:
Net investment income                        0.022          0.046          0.034         0.037/(b)/        --
                                      ------------   ------------   ------------   -----------         ------

Distributions to Shareholders from:
Net investment income                       (0.022)        (0.046)        (0.034)       (0.037)            --
                                      ------------   ------------   ------------   -----------         ------
Net asset value, end of period        $      1.000   $      1.000   $      1.000   $     1.000         $1.000
                                      ============   ============   ============   ===========         ======
Total Return                                  2.26%          4.69%          3.44%         3.81%          0.21%/(c)/

Ratios/Supplemental Data:
Net assets, end of year               $100,174,874   $165,837,925   $107,944,066   $15,406,187         $2,510
Ratio of expenses to average
net assets/(e)/                               2.06%          1.85%          1.83%         1.87%          1.83%/(d)/
Ratio of net investment income
to average net assets                         2.39%          4.65%          3.45%         3.43%          2.53%/(d)/
Ratio of expenses to average
net assets*/(e)/                              2.06%          1.85%          1.83%         2.18%         10.52%/(d)/
===================================================================================================================

* During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

/(a)/ For the period November 17, 1997 (commencement of operations) to December
      31, 1997.

/(b)/ Per share net investment income has been calculated using the daily average shares method.

/(c)/ Not annualized.

/(d)/ Annualized.

/(e)/ The Money Market ProFund expense ratio includes the expense allocation of the Cash Management Portfolio Master Fund.

                                                      Financial Highlights . 187

Additional Information about certain of the investments of the ProFunds is available in the annual and semi-annual reports to shareholders of the ProFunds. In the annual report you will find a discussion of the market conditions and investment strategies that significantly affected performance during the fiscal year covered by the report.

You can find more detailed information about ProFunds in its current Statement of Additional Information, dated May 1, 2002, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is incorporated by reference into, and is legally a part of, this prospectus. To receive your free copy of a Statement of Additional Information, or the annual or semi-annual reports, or if you have questions about investing in ProFunds, write us at:


     ProFunds

     P.O. Box 182800
     Columbus, OH 43218-2800

     or call our toll-free numbers:
     (888) PRO-FNDS (888) 776-3637 For Investors

     (888) PRO-5717 (888) 776-5717 Institutions and Financial Professionals Only


     or visit our website www.profunds.com

You can find reports and other information about ProFunds on the SEC's website (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee by electronic request at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the ProFunds, including their Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information on the Public Reference Room, call the SEC at 1-202-942-8090.

ProFunds and the Bull & Bear design, Ultra, UltraSector and Innovations in Indexing are trademarks of ProFund Advisors LLC.

ProFunds Executive Offices
Bethesda, MD

                                 [LOGO] PROFUNDS

                             INNOVATIONS IN INDEXING

                                       Investment Company Act File No. 811-08239
                                                                           PROBK

                                                                     May 1, 2002

                                                                      PROSPECTUS

The ProFunds VP


ProFund VP Bull                       ProFund VP UltraShort OTC
ProFund VP Mid-Cap                    ProFund VP Airlines
ProFund VP Small-Cap                  ProFund VP Banks
ProFund VP OTC                        ProFund VP Basic Materials
ProFund VP Asia 30                    ProFund VP Biotechnology
ProFund VP Japan                      ProFund VP Consumer Cyclical
ProFund VP Europe 30                  ProFund VP Consumer Non-Cyclical
ProFund VP Mid-Cap Value              ProFund VP Energy
ProFund VP Mid-Cap Growth             ProFund VP Financial
ProFund VP Small-Cap Value            ProFund VP Healthcare
ProFund VP Small-Cap Growth           ProFund VP Industrial
ProFund VP U.S. Government Plus       ProFund VP Internet
ProFund VP Bull Plus                  ProFund VP Leisure Goods & Services
ProFund VP UltraBull                  ProFund VP Oil Drilling Equipment & Services
ProFund VP UltraDow 30                ProFund VP Pharmaceuticals
ProFund VP UltraMid-Cap               ProFund VP Precious Metals
ProFund VP UltraSmall-Cap             ProFund VP Real Estate
ProFund VP UltraEurope                ProFund VP Semiconductor
ProFund VP UltraOTC                   ProFund VP Technology
ProFund VP Bear                       ProFund VP Telecommunications
ProFund VP Short Small-Cap            ProFund VP Utilities
ProFund VP Short OTC                  ProFund VP Wireless Communications
ProFund VP Rising Rates Opportunity   ProFund VP Money Market
ProFund VP UltraBear

[Logo]

This prospectus should be read in conjunction with the separate account's prospectus describing the variable insurance contract in which you invest. Please read both prospectuses and retain them for future reference.

Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                Table of Contents


PROFUNDS VP OVERVIEW..........................................................3

BULLISH PROFUNDS VP..........................................................19

BEARISH PROFUNDS VP..........................................................64

SECTOR PROFUNDS VP...........................................................77

PROFUND VP MONEY MARKET.....................................................124

GENERAL PROFUNDS VP INFORMATION.............................................129

PROFUNDS VP MANAGEMENT......................................................134

FINANCIAL HIGHLIGHTS........................................................139

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                              PROFUNDS VP OVERVIEW

"Each ProFund VP seeks to provide its shareholders with predictable daily investment returns approximating its benchmark by investing in securities and other financial instruments."

ProFunds VP OVERVIEW

ProFunds VP Objectives

Except for ProFund VP Money Market, the ProFunds VP described in this prospectus seek to provide daily investment results, before fees and expenses, that correspond to the daily performance of a particular benchmark./1/

Bullish ProFunds VP: These ProFunds VP seek to provide daily investment results, before fees and expenses, that either match (100%), increase one and one quarter times (125%), increase one and one half times (150%), or double (200%) the daily performance of an index or security.

  ProFund VP           Index           Daily Objective        Types of Companies in Index
Bull            S&P 500(R)Index          Match (100%)    Diverse, widely traded,
                                                         large-capitalization

Mid-Cap         S&P MidCap 400 Index     Match (100%)    Diverse, widely traded,
                                                         mid-capitalization

Small-Cap       Russell 2000(R)Index     Match (100%)    Diverse, small capitalization

OTC             NASDAQ-100 Index(R)      Match (100%)    Large capitalization, most with
                                                         technology and/or growth orientation

Asia 30         ProFunds Asia 30         Match (100%)    Companies whose principal offices are
                Index                                    located in the Asia/Pacific region,
                                                         excluding Japan, whose securities are
                                                         traded in the U.S.

Japan           Nikkei 225               Match (100%)    Large capitalization, widely traded
                Stock Average                            Japanese stocks

Europe 30       ProFunds Europe 30       Match (100%)    Large capitalization, widely traded
                Index                                    European stocks

Mid-Cap Value   S&P MidCap               Match (100%)    Diverse, widely traded,
                400/BARRA Value                          mid-capitalization
                Index

----------
/1/ A benchmark can be any standard of investment performance to which a mutual fund seeks to match its return, such as a stock index. A stock index reflects the price of a group of stocks of specified companies. For example, ProFund VP UltraBull has a benchmark of twice the daily return of the S&P 500(R) Index.


     ProFund VP                Index             Daily Objective         Types of Companies in Index
Mid-Cap Growth         S&P MidCap              Match (100%)          Diverse, widely traded,
                       400/BARRA Growth                              mid-capitalization
                       Index

Small-Cap Value        S&P SmallCap            Match (100%)          Diverse, small capitalization
                       600/BARRA Value
                       Index

Small-Cap Growth       S&P SmallCap            Match (100%)          Diverse, small capitalization
                       600/BARRA Growth
                       Index

U.S. Government Plus   Most recently           One and one quarter   U.S. Treasury securities
                       issued 30-year U.S.     times (125%)
                       Treasury Bond

Bull Plus              S&P 500 Index           One and one half      Diverse, widely traded,
                                               times (150%)          large-capitalization

UltraBull              S&P 500 Index           Double (200%)         Diverse, widely traded,
                                                                     large-capitalization

UltraDow 30(SM)        Dow Jones               Double (200%)         Diverse, widely traded,
                       Industrial Average                            large-capitalization
                       (SM)

UltraMid-Cap           S&P MidCap 400 Index    Double (200%)         Diverse, widely traded,
                                                                     mid-capitalization

UltraSmall-Cap         Russell 2000 Index      Double (200%)         Diverse, small capitalization

UltraEurope            ProFunds Europe Index   Double (200%)         Large capitalization, widely traded
                                                                     European stocks

UltraOTC               NASDAQ-100 Index        Double (200%)         Large capitalization, most with
                                                                     technology and/or growth orientation

Bearish ProFunds VP: These ProFunds VP seek to provide daily investment results, before fees and expenses, that match (100%), increase one and one quarter times (125%) or double (200%) the inverse (opposite) of the daily performance of an index or security.

  ProFund VP           Index               Daily Objective         Types of Companies in Index
Bear              S&P 500(R)Index        100% of the Inverse   Diverse, widely traded,
                                                               large-capitalization

Short Small-Cap   Russell 2000(R)Index   100% of the Inverse   Diverse, small capitalization

Short OTC         NASDAQ-100 Index(R)    100% of the Inverse   Large capitalization, most with
                                                               technology and/or growth orientation

Rising Rates      Most recently          125% of the Inverse   U.S. Treasury securities

Opportunity       issued 30-year
                  U.S. Treasury Bond

UltraBear         S&P 500 Index          200% of the Inverse   Diverse, widely traded,
                                                               large-capitalization

UltraShort OTC    NASDAQ-100 Index       200% of the Inverse   Large capitalization, most with
                                                               technology and/or growth orientation

Sector ProFunds VP: The Sector ProFunds VP, other than ProFund VP Precious Metals, seek to provide daily investment results, before fees and expenses, that correspond to the daily performance of a specified Dow Jones U.S. index.

                       Dow Jones U.S.       Daily
 ProFunds VP           Index                Objective        Types of Companies in Index
Airlines          Airlines                 Match (100%)   Securities within the airlines
                                                          sector of the U.S. equity market

Banks             Banks                    Match (100%)   Securities within the banks sector
                                                          of the U.S. equity market

Basic Materials   Basic Materials Sector   Match (100%)   Securities within the basic
                                                          materials sector of the U.S. equity
                                                          market

Biotechnology     Biotechnology            Match (100%)   Securities within the biotechnology
                                                          sector of the

                                    Dow Jones U.S.         Daily
     ProFunds VP                 Index                  Objective        Types of Companies in Index
                                                                     U.S. equity market

Consumer Cyclical          Consumer Cyclical Sector   Match (100%)   Securities within the consumer
                                                                     cyclical sector of the U.S. equity
                                                                     market

Consumer Non-Cyclical      Consumer Non-Cyclical      Match (100%)   Securities within the consumer
                           Sector                                    non-cyclical sector of the U.S.
                                                                     equity market

Energy                     Energy Sector              Match (100%)   Securities within the energy sector
                                                                     of the U.S. equity market

Financial                  Financial Sector           Match (100%)   Securities within the financial
                                                                     sector of the U.S. equity market

Healthcare                 Healthcare Sector          Match (100%)   Securities within the healthcare
                                                                     sector of the U.S. equity market

Industrial                 Industrial Sector          Match (100%)   Securities within the industrial
                                                                     sector of the U.S. equity market

Internet                   Composite Internet         Match (100%)   Securities within the Internet
                                                                     sector of the U.S. equity market

Leisure Goods & Services   Leisure Goods & Services   Match (100%)   Securities within the entertainment
                           Sector                                    and leisure sector of the U.S.
                                                                     equity market

Oil Drilling Equipment &   Oil Drilling Equipment &   Match (100%)   Securities within the oil drilling
Services                   Services                                  equipment and services sector of the
                                                                     U.S. equity market

Pharmaceuticals            Pharmaceuticals            Match (100%)   Securities within the
                                                                     pharmaceuticals sector of the U.S.
                                                                     equity market


                                 Dow Jones U.S.         Daily
     ProFunds VP                 Index                  Objective        Types of Companies in Index
Precious Metals            Philadelphia Stock         Match (100%)   Securities within the gold and
                           Exchange Gold and Silver                  silver mining sector of the global
                           Sector(SM) Index                          equity market

Real Estate                Real Estate                Match (100%)   Securities within the real estate
                                                                     sector of the U.S. equity market

Semiconductor              Semiconductor              Match (100%)   Securities within the semiconductor
                                                                     sector of the U.S. equity market

Technology                 Technology Sector          Match (100%)   Securities within the technology
                                                                     sector of the U.S. equity market

Telecommunications         Telecommunications         Match (100%)   Securities within the
                           Sector                                    telecommunications sector of the
                                                                     U.S. equity market

Utilities                  Utilities Sector           Match (100%)   Securities within the utilities
                                                                     sector of the U.S. equity market

Wireless Communications    Wireless Communications    Match (100%)   Securities within the wireless
                                                                     communications sector of the U.S.
                                                                     equity market

ProFunds VP Overview

Bullish ProFunds VP

..    The investment objective of each of ProFund VP Bull, ProFund VP Mid-Cap,
     ProFund VP Small-Cap, ProFund VP OTC, ProFund VP Asia 30, ProFund VP Japan, ProFund VP Europe 30, ProFund VP Mid-Cap Value, ProFund VP Mid-Cap Growth, ProFund VP Small-Cap Value and ProFund VP Small-Cap Growth is to seek daily investment results, before fees and expenses, that correspond to the daily performance of its benchmark.

..    The investment objective of ProFund VP U.S. Government Plus is to seek daily investment results, before fees and expenses, that correspond to one and one quarter times (125%) the daily price movement of the most recently issued 30-year U.S. Treasury Bond ("Long Bond").

..    The investment objective of ProFund VP Bull Plus is to seek daily investment results, before fees and expenses, that correspond to one and one half times (150%) the daily performance of the S&P 500(R) Index. The investment results of ProFund VP Bull Plus should magnify (both positively and negatively) the daily performance of the S&P 500 Index.

..    The investment objective of each of ProFund VP UltraBull, ProFund VP
     UltraDow 30, ProFund VP UltraMid-Cap, ProFund VP UltraSmall-Cap, ProFund VP UltraEurope and ProFund VP UltraOTC (collectively, "UltraBullish ProFunds VP") is to seek daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of a specified stock market index. The investment results of these ProFunds VP should magnify (both positively and negatively) the daily performance of its benchmark.

Bearish ProFunds VP

..    The investment objective of each of ProFund VP Bear, ProFund VP Short
     Small-Cap and ProFund VP Short OTC is to seek daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of its benchmark index.

..    The investment objective of ProFund VP Rising Rates Opportunity is to seek daily investment results, before fees and expenses, that correspond to one and one quarter times (125%) of the inverse (opposite) of the daily price movement of the most recently issued Long Bond.

..    The investment objective of each of ProFund VP UltraBear and ProFund VP
     UltraShort OTC is to seek daily investment results, before fees and expenses, that correspond to double the inverse (opposite) of the daily performance its benchmark index.

..    The net asset values of shares of these Bearish ProFunds VP should go down when the index underlying their benchmark goes up on a given day.

Sector ProFunds VP

..    The investment objective of each of the 21 Sector ProFunds VP (except
     ProFund VP Precious Metals) described in this prospectus is to seek daily investment results, before fees and expenses, that correspond to the daily performance of a specified Dow Jones U.S. index. The investment objective of ProFund VP Precious Metals is to seek daily investment results, before fees and expenses, that correspond to the daily performance of the Philadelphia Stock Exchange Gold and Silver Sector(SM) Index.

..    These ProFunds VP are designed to allow investors to gain investment exposure to a particular economic sector of the U.S. or global economy.

ProFund VP Money Market

The ProFunds VP also offer ProFund VP Money Market , which is discussed later in this prospectus.

Principal Investment Strategies

The following discussion of investment strategies covers all the ProFunds VP, with the exception of ProFund VP Money Market, whose investment objective and strategies are covered later in this prospectus in the section titled "ProFund VP Money Market."

In seeking to achieve a ProFund VP's investment objective of seeking daily investment results, before fees and expenses, that correspond to a specific benchmark, the ProFund VP's investment adviser, ProFund Advisors LLC ("ProFund Advisors"), uses a "passive" mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that a ProFund VP should hold to approximate the performance of its benchmark. ProFund Advisors does not make judgments about the investment merit of a particular security or instrument, nor does it attempt to apply any economic, financial or market analysis. The ProFunds VP do not take temporary defensive positions.

The ProFunds VP take positions in securities and other financial instruments that ProFund Advisors believes should have similar investment characteristics as, and simulate the movement of, their respective benchmarks. A ProFund VP may invest in securities that are not included in the index underlying its benchmark if ProFund Advisors believes it is appropriate in view of the ProFund VP's investment objective.

Bullish ProFund VP (with the exception of ProFund VP Bull, ProFund VP OTC, ProFund VP Bull Plus, ProFund VP UltraBull and ProFund VP UltraOTC) and each Sector ProFund VP, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have investment characteristics similar to the type of investment suggested by its name. These investments may include, without limitation, securities, futures contracts, options on futures contracts, swap agreements, options on securities and indices, U.S. government securities, repurchase agreements, or a combination of the foregoing. For ProFund VP Asia 30, ProFund VP Japan and ProFund VP Europe 30, investments may also include depositary receipts.

The Bullish ProFunds VP (with the exception of ProFund VP Japan) and the Sector ProFunds VP principally invest in:

..    A combination of securities and financial instruments that in ProFund
     Advisors' opinion should simulate the movement of the appropriate benchmark index;

..    Futures contracts and options on futures contracts; and

..    Financial instruments such as equity caps, collars, floors, swaps, forward contracts, depositary receipts, and options on securities and stock indices.

ProFund VP Japan principally invests in:

..    Futures contracts on stock indices, and options on futures contracts; and

..    Financial instruments such as equity caps, collars, floors, swaps, structured notes, depositary receipts, and options on securities and stock indices.

In addition, ProFund VP Japan may invest in a combination of stocks that in ProFund Advisors' opinion should simulate the movement of the Nikkei 225 Stock Average.

The Bearish ProFunds VP generally do not invest in traditional securities, such as common stock of operating companies. Rather, the Bearish ProFunds VP principally invest in futures contracts, options on futures contracts, options contracts, swaps, forward contracts and other financial instruments, and engage in short sales. Pursuant to the techniques employed for the Bearish ProFunds VP, these instruments will typically generate a loss if the price of the underlying security or index increases between the date of the employment of the technique and the date on which the ProFund VP terminates the position.

All of the ProFunds VP may invest in futures contracts on stock indices, options on futures contracts, and the other financial instruments noted above as a substitute for investing directly in stocks or bonds in order to gain exposure to the appropriate benchmark index or security. Each ProFund VP may hold U.S. government securities, including government agency securities, money market instruments or cash equivalents. In addition, all of the ProFunds VP may borrow money for investment purposes.

ProFund VP U.S. Government Plus, ProFund VP Bull Plus, ProFund VP UltraBull, ProFund VP UltraDow 30, ProFund VP UltraMid-Cap, ProFund VP UltraSmall-Cap, ProFund VP UltraEurope, ProFund VP UltraOTC, ProFund VP Rising Rates Opportunity, ProFund VP UltraBear and ProFund VP UltraShort OTC may invest in futures contracts, options on futures contracts, options contracts, swaps and the other financial instruments noted above in order to produce economically "leveraged" investment results. Leverage is a way to magnify market movements into larger changes in the value of the investments of these ProFunds VP.

ProFund VP Europe 30 and ProFund VP UltraEurope invest in financial instruments with values that reflect the performance of stocks of European companies. ProFund VP Asia 30 invests in financial instruments with values that reflect the performance of stocks of certain Asian companies. ProFund VP Japan may invest in financial instruments with values that reflect the performance of stocks issued by certain Japanese companies. ProFund VP Europe 30, ProFund VP UltraEurope, ProFund VP Asia 30 and ProFund VP Japan may invest in American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), New York shares and ordinary shares traded on U.S. markets.

What the ProFunds VP Do

Each ProFund VP:

..    Seeks to provide its shareholders with predictable daily investment returns approximating its benchmark by investing in securities and other financial instruments. These financial instruments may include futures, options on futures and swaps.

..    Uses a passive mathematical approach to investing its assets.

..    Pursues its objective regardless of market conditions, trends or direction.

..    Seeks to provide positive or negative correlation with its benchmark on a daily basis.

What the ProFunds VP Do Not Do

ProFund Advisors does not:

..    Conduct conventional stock research or analysis, or forecast stock market movement or trends, in managing the assets of the ProFunds VP.

..    Invest the assets of the ProFunds VP in stocks or financial instruments based on ProFund Advisors' view of the fundamental prospects of particular companies.

..    Adopt defensive positions by investing in cash or other financial instruments in anticipation of an adverse climate for the benchmark indices of the ProFunds VP.

In addition, the ProFunds VP do not seek to provide correlation with their benchmarks over a period of time other than daily because mathematical compounding prevents the ProFunds VP from achieving such results.

Investors should be aware that the investments made by a ProFund VP and the results achieved by it at any given time are not expected to be the same as those made by other mutual funds for which ProFund Advisors acts as investment adviser, including mutual funds with names, investment objectives and policies similar to the ProFund VP.

Principal Risks of Investing in the ProFunds VP

Like all investments, the ProFunds VP entail risk. ProFund Advisors cannot guarantee that any ProFund VP will achieve its investment objective. As with any mutual fund, the ProFunds VP could lose money, or their performance could trail that of other investment alternatives. Some of the risks that are common (unless otherwise specified) to the ProFunds VP are:

Market Risk -- The ProFunds VP are subject to market risks that will affect the value of their shares, including general economic and market conditions, as well as developments that impact specific economic sectors, industries or companies. Investors in the ProFunds VP, other than the Bearish ProFunds VP, should normally lose money on days when the index underlying their benchmark declines. Investors in a Bearish ProFund VP should lose money on days when the index underlying its benchmark increases.

Equity Risk -- The ProFunds VP, other than ProFund VP U.S. Government Plus and ProFund VP Rising Rates Opportunity, may seek exposure to the equity markets. The equity markets are volatile, and the value of securities, futures, option contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. This volatility may cause the value of an investment in a ProFund VP to decrease. Small and mid-capitalization companies may lack the financial and personnel resources to handle economic setbacks, and their securities typically are less liquid than larger companies' securities. The risk of equity investing may be particularly acute when a ProFund VP invests in the securities of issuers with small market capitalization. The Bearish ProFunds VP respond differently to these risks than positively correlated funds.

Debt Instrument Risk -- Each ProFund VP may invest in debt instruments, and ProFund VP U.S. Government Plus and ProFund VP Rising Rates Opportunity may invest principally in or seek exposure to debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors. Typically, the price of a debt instrument falls when interest rates rise. Debt instruments with longer maturities may fluctuate more in response to interest rate changes than instruments with shorter maturities. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security can repay principal prior to the maturity date. Instruments allowing prepayment may offer less potential for gains during a period of declining interest rates. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer's default on its payment obligations. Such factors may cause the value of an investment in a ProFund VP to decrease. Although there is no guarantee that a ProFund VP will achieve its investment objective, the net asset value of ProFund VP U.S. Government Plus generally should decrease as interest rates rise and the net asset value of ProFund VP Rising Rates Opportunity should decrease as interest rates fall.

Concentration Risk -- Since each Sector ProFund VP maintains exposure to a limited number of issuers conducting business in a specific market or industry sector, it is subject to the risk that those issuers (or that market sector) will perform poorly, and the Sector ProFund VP will be negatively impacted by that poor performance.

Correlation Risk -- A number of factors may affect a ProFund VP's ability to achieve a high correlation with its benchmark, and there can be no guarantee that a ProFund VP will achieve a high level of correlation. A ProFund VP may invest in securities or in other financial instruments not included in its underlying index. A ProFund VP may not have investment exposure to all securities in its underlying index, or its weighting of investment exposure to such stocks may be different from that of the index. A ProFund VP may be subject to large movements of assets into and out of the ProFund VP and may receive trade information after the exchange or market closes, potentially resulting in the ProFund VP being over or under exposed. An exchange or market may close early, which may result in a ProFund VP being unable to sell or buy securities on that day. An exchange or market may halt trading in securities held by a ProFund VP, which may result in a ProFund VP being unable to sell or buy certain options or futures contracts. In such circumstances, a ProFund VP may be unable to accurately price its outstanding investments or may incur substantial trading losses. In addition to other factors, actual purchases and sales of the shares of a ProFund VP by insurance company separate accounts may differ from estimated transactions reported to the ProFund VP by the insurance companies prior to the time the ProFund VP's share price is calculated. These factors may adversely affect a ProFund VP's correlation with its benchmark. A failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment objective.

Leverage Risk -- ProFund VP U.S. Government Plus, ProFund VP Bull Plus, ProFund VP UltraBull, ProFund VP UltraDow 30, ProFund VP UltraMid-Cap, ProFund VP UltraSmall-Cap, ProFund VP UltraEurope, ProFund VP UltraOTC, ProFund VP Rising Rates Opportunity Fund, ProFund VP UltraBear and ProFund VP UltraShort OTC employ leveraged investment techniques. All of the ProFunds VP may borrow money for investment purposes. Leveraged investment techniques provide greater investment exposure than a ProFund VP's investment. Use of leverage can magnify the effects of changes in the value of the ProFunds VP and makes them more volatile. The leveraged investment techniques that the ProFunds VP employ should cause investors in these ProFunds VP to lose more money in adverse environments.

Risks of Aggressive Investment Techniques -- The ProFunds VP use investment techniques that may be considered aggressive. Risks associated with the use of options, swaps, futures contracts and other similar instruments, particularly when used to create leverage, include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index.

Liquidity Risk -- In certain circumstances, such as the disruption of the orderly markets for financial instruments in which the ProFunds VP invest, the ProFunds VP might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. This may prevent the ProFunds VP from limiting losses or realizing gains. This risk may be particularly acute with respect to ProFund VP Precious Metals.

Non-Diversification Risk -- The ProFunds VP are classified as "non-diversified" under the federal securities laws. They have the ability to concentrate a relatively high percentage of their investments in the securities of a small number of companies, if ProFund Advisors determines that doing so is the most efficient means of meeting their daily objective. This would make the performance of a ProFund VP more susceptible to a single economic, political or regulatory event than a more diversified mutual fund might be. This risk may be particularly acute with respect to a ProFund VP whose benchmark index comprises a small number of stocks or other securities.

Active Trading Risk -- ProFund Advisors expects a significant portion of the assets of the ProFunds VP to come from professional money managers and investors who use ProFunds VP as part of "market timing" investment strategies. These strategies often call for frequent trading of ProFund VP shares to take advantage of anticipated changes in market conditions. Although ProFund Advisors believes its accounting methodology should minimize the effect on ProFunds VP of such trading, market timing trading could increase the rate of portfolio turnover. A high level of portfolio turnover may negatively impact performance by increasing transaction expenses. In addition, while the ProFunds VP do not expect it, large movements of assets into and out of the ProFunds VP may negatively impact their abilities to achieve their investment objectives or their level of operating expenses. In certain circumstances, a ProFund VP's expense ratio may vary from current estimates or the historical ratio disclosed in this prospectus.

Swap Counterparty Credit Risk -- The ProFunds VP are subject to credit or performance risk on the amount each ProFund VP expects to receive from swap agreement counterparties. A swap counterparty default on its payment obligation to a ProFund VP will cause the value of the ProFund VP to decrease.

Operational Risk -- There can be no assurances that any ProFund VP will grow to or maintain an economically viable size, in which case management may determine to liquidate the ProFund VP at a time that may not be opportune for shareholders.

The investment objective of each ProFund VP is non-fundamental and may be changed without shareholder approval. There can be no assurance that a ProFund VP will achieve its investment objective.

Who May Want To Consider a ProFunds VP Investment

ProFund VP Bull, ProFund VP Mid-Cap, ProFund VP Small-Cap, ProFund VP OTC, ProFund VP Asia 30, ProFund VP Europe 30 and ProFund VP Japan and may be appropriate for investors who want to receive investment results approximating the daily performance of a particular index.

ProFund VP Mid-Cap Value and ProFund VP Small-Cap Value may be appropriate for investors who believe that investing in small-and mid-capitalization value stocks will achieve superior results over time, or who want to try to moderate risks associated with more aggressive, growth-oriented investments.

ProFund VP Mid-Cap Growth and ProFund VP Small-Cap Growth may be appropriate for investors who believe that investing in small-and mid-capitalization growth stocks will achieve superior results over time.

ProFund VP U.S. Government Plus may be appropriate for investors who expect the yield on the most recently issued 30-year U.S. Treasury Bond to decrease.

ProFund VP Bull Plus may be appropriate for investors who want to receive investment results approximating 150% of the daily performance of the S&P 500(R) Index.

The UltraBullish ProFunds VP may be appropriate for investors who believe that the value of a particular index will increase, and that by investing with the objective of doubling the index's daily return, they will achieve superior results over time or are seeking to match an index's daily return with half the investment required of a conventional mutual fund. Investors in these ProFunds VP should understand that since each UltraBullish ProFund VP seeks to double the daily performance of its benchmark index, it should have twice the volatility of a conventional index fund and twice the potential for loss.

The Bearish ProFunds VP, except the ProFunds VP Rising Rates Opportunity, may be appropriate for investors who expect the underlying index to decrease and desire to earn a profit as a result of the index declining or who want to protect (hedge) the value of a diversified portfolio of stocks and/or stock mutual funds from a market downturn that they anticipate.

ProFund VP Rising Rates Opportunity may be appropriate for investors who expect the yield on the most recently issued 30-year U.S. Treasury Bond to increase.

The Sector ProFunds VP may be appropriate for investors who desire to add investments in economic sectors with perceived above average growth potential, who actively rotate their investments to perceived strong sectors and out of perceived weak sectors, as market and economic conditions change, and who want to hedge against anticipated price decreases of other holdings.

ProFund VP Money Market may be appropriate for investors who desire a high level of current income consistent with liquidity and preservation of capital.

IMPORTANT CONCEPTS

..    Leverage and leveraged investment techniques offer a means of magnifying market movements into larger changes in an investment's value.

..    Futures, or futures contracts, are contracts to pay a fixed price for an agreed-upon amount of commodities or securities, or the cash value of the commodity or securities, on an agreed-upon date.

..    Option contracts grant one party a right, for a price, either to buy or sell a security or futures contract at a fixed price during a specified period or on a specified day.

..    Swap agreements are two party contracts where the parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments.

..    Selling short, or borrowing stock to sell to a third party, is a technique that may be employed by a Bearish ProFund VP to seek gains when its benchmark index declines or by any ProFund VP to achieve investment exposure to its benchmark index. If a ProFund VP returns the security to the lender at a price lower than the price at which it borrowed the security plus interest incurred, the ProFund VP makes a profit on the difference. If the current market price is greater when the time comes to return the security, the ProFund VP will incur a loss on the transaction.

..    American Depositary Receipts represent the right to receive securities of foreign issuers deposited in a bank or trust company. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. Investment in ADRs has certain advantages over direct investment in the underlying foreign securities since: (i) ADRs are U.S. dollar-denominated investments that are easily transferable and for which market quotations are readily available, and (ii) issuers whose securities are represented by ADRs are generally subject to auditing, accounting and financial reporting standards similar to those applied to domestic issuers.

..    Global Depositary Receipts are receipts for shares in a foreign-based corporation traded in capital markets around the world. While ADRs permit foreign corporations to offer shares to American citizens, GDRs allow companies in Europe, Asia, the United States and Latin America to offer shares in many markets around the world.

..    New York Shares (or "direct shares") are foreign stocks, denominated in
     U.S. dollars, traded on American exchanges without being converted into ADRs. These stocks come from countries like the Netherlands, Israel, Italy, or Bolivia, that don't restrict the trading of their stocks on other nations' exchanges.

THE PROFUNDS VP:

..    Are not federally insured

..    Are not guaranteed by any government agency

..    Are not bank deposits

..    Are not guaranteed to achieve their objectives

                                    [picture]

                               Bullish ProFunds VP

The ProFunds VP contained in this section, except ProFund VP U.S. Government Plus, are benchmarked to a specific broad market index. The following chart outlines these ProFunds VP, their indices and daily objectives.

     ProFund VP               Index                   Daily Objective

Bull                   S&P 500(R) Index                 Match (100%)

Mid-Cap                S&P MidCap 400                   Match (100%)
                       Index

Small-Cap              Russell 2000(R)                  Match (100%)

OTC                    NASDAQ-100 Index(R)              Match (100%)

Asia 30                ProFunds Asia 30                 Match (100%)
                       Index

Japan                  Nikkei 225                       Match (100%)
                       Stock Average

Europe 30              ProFunds Europe 30               Match (100%)
                       Index

Mid-Cap Value          S&P MidCap                       Match (100%)
                       400/BARRA Value
                       Index

Mid-Cap Growth         S&P MidCap                       Match (100%)
                       400/BARRA Growth
                       Index

Small-Cap Value        S&P SmallCap                     Match (100%)
                       600/BARRA Value
                       Index

Small-Cap Growth       S&P SmallCap                     Match (100%)
                       600/BARRA Growth
                       Index

U.S. Government Plus   Most recently issued   One and one quarter times (125%)
                       30-year U.S.

  ProFund VP          Index                     Daily Objective

                  Treasury Bond

Bull Plus         S&P 500 Index          One and one half times (150%)

UltraBull         S&P 500 Index                  Double (200%)

UltraDow 30(SM)   Dow Jones Industrial           Double (200%)
                  Average(SM)

UltraMid-Cap      S&P MidCap 400 Index           Double (200%)

UltraSmall-Cap    Russell 2000 Index             Double (200%)

UltraEurope       ProFunds Europe                Double (200%)
                  Index

UltraOTC          NASDAQ-100 Index               Double (200%)

ProFund VP Bull

Goal and Principal Investment Strategy

ProFund VP Bull seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500(R) Index. Investment strategies common to the ProFunds VP are discussed in the "Overview" section beginning on page 10.

The S&P 500 Index is a widely used measure of large-cap U.S. stock market performance. It consists of the common stocks of 500 major corporations selected by Standard & Poor's(R) for their market size, liquidity and industry group representation. Standard & Poor's also attempts to assure that the Index reflects the full range and diversity of the U.S. economy.

Principal Risk Considerations

The principal risks associated with ProFund VP Bull are discussed in the "Overview" section beginning on page 12.

Fund Performance

Because ProFund VP Bull commenced operations on May 1, 2001, it does not have a record of performance for a calendar year to compare against other mutual funds or broad measures of securities market performance such as indices.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Bull.

Annual Operating Expenses* (as a percentage of average daily net assets)

Investment Advisory Fees               0.75%
Distribution (12b-1) Fees              0.25%
Other Expenses                         1.25%
                                      -----
Total Annual Operating Expenses        2.25%
Fee Waivers/Reimbursements**          -0.27%
                                      -----
Total Net Annual Operating Expenses    1.98%

* The expenses shown do not reflect charges imposed by insurance company separate accounts, which could have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

** ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.98% through December 31, 2002. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be repaid to ProFund Advisors from time to time through the next three fiscal years to the extent that the repayment will not cause the fund's expenses to exceed the stated limit during the respective year. A waiver or reimbursement lowers the expense ratio and increases overall returns to the investors.

Example: This example is intended to help you compare the cost of investing in ProFund VP Bull with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                  1 Year   3 Years   5 Years   10 Years

ProFund VP Bull    $201     $677      $1,180    $2,564

ProFund VP Mid-Cap

Goal and Principal Investment Strategy

ProFund VP Mid-Cap seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400 Index. Investment strategies common to the ProFunds VP are discussed in the "Overview" section beginning on page 10.

The S&P MidCap 400 Index is a widely used measure of medium-capitalization U.S. stock market performance. It consists of the common stocks of 400 major corporations selected by Standard & Poor's(R) for their market size, liquidity and industry group representation. Standard & Poor's also attempts to assure that the Index reflects the full range and diversity of the U.S. economy.

Principal Risk Considerations

In addition to the common risks discussed in the "Overview" section beginning on page 12, ProFund VP Mid-Cap is also subject to mid-cap company investment risk. ProFund VP Mid-Cap could experience risks that a fund which invests primarily in large-capitalization, widely traded companies would not. Such risks could include:

..    Mid-cap company stocks tend to have greater fluctuations in price than the stocks of large companies, but not as drastic as the stocks of small companies; and

..    Stocks of mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies.

Fund Performance

Because ProFund VP Mid-Cap is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of ProFund VP Mid-Cap during its first year of operations.

Annual Operating Expenses* (as a percentage of average daily net assets)

Investment Advisory Fees          0.75%
Distribution (12b-1) Fees         0.25%
Other Expenses                    0.96%
                                  ----
Total Annual Operating Expenses   1.96%

* The expenses shown do not reflect charges imposed by insurance company separate accounts, which could have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

Example: This example is intended to help you compare the cost of investing in ProFund VP Mid-Cap with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                     1 Year   3 Years

ProFund VP Mid-Cap    $199     $615

ProFund VP Small-Cap

Goal and Principal Investment Strategy

ProFund VP Small-Cap seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Russell 2000(R) Index. Investment strategies common to the ProFunds VP are discussed in the "Overview" section beginning on page 10.

The Russell 2000 Index is an unmanaged index consisting of approximately 2,000 (1,905 as of March 31, 2002) of the smallest U.S.-domiciled publicly traded common stocks that are included in the Russell 3000(R) Index. These common stocks represent approximately 8% of the total market capitalization of the Russell 3000 Index which, in turn, represents approximately 98% of the investable U.S. equity market.

Principal Risk Considerations

In addition to the common risks discussed in the "Overview" section beginning on page 12, ProFund VP Small-Cap is also subject to the following risk:

Small Company Investment Risk - ProFund VP Small-Cap could experience greater risks than a fund which invests primarily in large-capitalization, widely traded companies, such as:

..    Small company stocks tend to have greater fluctuations in price than the stocks of large companies;

..    There can be a shortage of reliable information on certain small companies, which at times can pose a risk;

..    Small companies tend to lack the financial and personnel resources to handle industry-wide setbacks and, as a result, such setbacks could have a greater effect on the companies' share prices; and

..    Small company stocks are typically less liquid than large company stocks and liquidating positions in turbulent market conditions could become difficult.

Fund Performance

Because ProFund VP Small-Cap commenced operations on May 1, 2001, it does not have a record of performance for a calendar year to compare against other mutual funds or broad measures of securities market performance such as indices.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Small-Cap.

Annual Operating Expenses* (as a percentage of average daily net assets)

Investment Advisory Fees               0.75%
Distribution (12b-1) Fees              0.25%
Other Expenses                         1.65%
                                      -----
Total Annual Operating Expenses        2.65%
Fee Waivers/Reimbursements**          -0.40%
                                      -----
Total Net Annual Operating Expenses    2.25%

* The expenses shown do not reflect charges imposed by insurance company separate accounts, which could have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

** ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 2.25% through December 31, 2002. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be repaid to ProFund Advisors from time to time through the next three fiscal years to the extent that the repayment will not cause the fund's expenses to exceed the stated limit during the respective year. A waiver or reimbursement lowers the expense ratio and increases overall returns to the investors.

Example: This example is intended to help you compare the cost of investing in ProFund VP Small-Cap with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                       1 Year   3 Years   5 Years   10 Years

ProFund VP Small-Cap    $228     $786      $1,369    $2,954

ProFund VP OTC

Goal and Principal Investment Strategy

ProFund VP OTC seeks daily investment results, before fees and expenses, that correspond to the daily performance of the NASDAQ-100 Index(R). Investment strategies common to the ProFunds VP are discussed in the "Overview" section beginning on page 10.

The NASDAQ-100 Index(R) contains 100 of the largest market capitalization and most active non-financial domestic and international companies listed on the NASDAQ Stock Market based on market capitalization. Eligibility criteria for the NASDAQ-100 Index include a minimum average daily trading volume of 100,000 shares. If the security is a foreign security, the company must have a world wide market value of at least $10 billion, a U.S. market value of at least $4 billion, and average trading volume of at least 200,000 shares per day.

Principal Risk Considerations

In addition to the common risks discussed in the "Overview" section beginning on page 12, ProFund VP OTC is also subject to the following risk:

Technology Concentration Risk - To the extent the NASDAQ-100 Index is currently concentrated in issuers conducting business in the technology sector, the technology companies making up ProFund VP OTC's investments are subject to risks such as:

..    intense competition, both domestically and internationally;

..    limited product lines, markets, financial resources or personnel;

..    product obsolescence due to rapid technological developments and frequent new product introduction;

..    dramatic and often unpredictable changes in growth rates and competition for qualified personnel; and

..    heavy dependence on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

Fund Performance

Because ProFund VP OTC commenced operations on January 22, 2001, it does not have a record of performance for a calendar year to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP OTC.

Annual Operating Expenses* (as a percentage of average daily net assets)

Investment Advisory Fees          0.75%
Distribution (12b-1) Fees         0.25%
Other Expenses                    0.91%
                                  ----
Total Annual Operating Expenses   1.91%

* The expenses shown do not reflect charges imposed by insurance company separate accounts, which could have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

Example: This example is intended to help you compare the cost of investing in ProFund VP OTC with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                 1 Year   3 Years   5 Years   10 Years

ProFund VP OTC    $194     $600      $1,032    $2,233

ProFund VP Asia 30

Goal and Principal Investment Strategy

ProFund VP Asia 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Asia 30 Index. Investment strategies common to the ProFunds VP are discussed in the "Overview" section beginning on page 10.

The ProFunds Asia 30 Index, created by ProFund Advisors, is composed of the 30 largest market capitalization companies whose principal offices are located in the Asia/Pacific region, excluding Japan, and whose securities are traded on U.S. exchanges or on the NASDAQ as depositary receipts or ordinary shares. The companies whose securities currently comprise the Index are located in Australia, China, Hong Kong, India, Indonesia, New Zealand, the Philippines, South Korea, Singapore and Taiwan. The component companies in the ProFunds Asia 30 Index are determined annually based upon the market capitalization of each company. Their relative weights are determined based on a modified market capitalization method. ProFund VP Asia 30 will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. The component companies of the Index as of the date of this prospectus are listed in an appendix to the Statement of Additional Information.

Principal Risk Considerations

In addition to the common risks discussed in the "Overview" section beginning on page 12, ProFund VP Asia 30 is also subject to the following risks:

Foreign Investment Risk

..    Because it focuses its investments in issuers located in Asia, ProFund VP
     Asia 30 may be particularly susceptible to economic, political or regulatory events affecting Asian companies, and Asian countries generally. For example, in 1997 and 1998, the values of some Asian currencies declined, triggering a loss of investor confidence that resulted in a decline in the value of the stock markets, and individual company stocks, in the affected countries. Similar devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations.

..    Certain Asian countries may lack uniform accounting and disclosure standards, or have standards that differ from U.S. standards. Accordingly, ProFund VP Asia 30 may not have access to adequate or reliable company information.

..    Asian stocks may be more volatile than their U.S. counterparts for a variety of reasons, such as economic or political developments, demographic changes, market inefficiencies, or a higher risk that essential investment information is incomplete, unavailable or wrong.

..    Securities purchased by ProFund VP Asia 30 may be impacted by fluctuations in foreign currencies. Their value could change significantly as the currencies strengthen or weaken relative to the U.S. dollar. ProFund Advisors does not engage in activities designed to hedge against foreign currency fluctuations.

Small Company Investment Risk - ProFund VP Asia experience greater risks than a fund which invests primarily in larger-capitalization, widely traded companies, such as:

..    Small company stocks tend to have greater fluctuations in price than the stocks of larger companies

..    There can be a shortage of reliable information on certain small companies, which at times can pose a risk

..    Small companies tend to lack the financial and personnel resources to handle industry-wide setbacks and, as a result, such setbacks could have a greater effect on the companies' share prices and

..    Small company stocks are typically less liquid than large company stocks and liquidating positions in turbulent market conditions could become difficult.

Semiconductor Concentration Risk - To the extent the ProFunds Asia 30 Index is concentrated in issuers conducting business in the semiconductor sector, the semiconductor companies making up ProFund VP Asia 30's investments are subject to risks such as:

..    The prices of the securities of semiconductor companies may fluctuate widely due to risks of rapid obsolescence of products.

..    These companies face intense competition, and may face competition from subsidized competitors with lower production costs.

..    The economic performance of the customers of semiconductor companies.

..    Research costs and the risks that their products may not prove commercially successful.

..    The securities of companies in the semiconductor sector may underperform those of other sectors and/or fixed income investments.

Telecommunications Concentration Risk - To the extent the ProFunds Asia 30 Index is concentrated in issuers conducting business in the telecommunications sector, the telecommunications companies making up ProFund VP Asia 30's investments are subject to risks such as:

..    Companies in this sector need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology.

..    Technological innovations may make the products and services of telecommunications companies obsolete.

..    The securities of companies in the telecommunications sector may underperform those of other sectors and/or fixed income investments.

Fund Performance

Because ProFund VP Asia 30 is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of ProFund VP Asia 30 during its first year of operations.

Annual Operating Expenses* (as a percentage of average daily net assets)

Investment Advisory Fees          0.75%
Distribution (12b-1) Fees         0.25%
Other Expenses                    0.94%
                                  ----
Total Annual Operating Expenses   1.94%

* The expenses shown do not reflect charges imposed by insurance company separate accounts, which could have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

Example: This example is intended to help you compare the cost of investing in ProFund VP Asia 30 with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                     1 Year   3 Years

ProFund VP Asia 30    $197      $609

ProFund VP Japan

Goal and Principal Investment Strategy

ProFund VP Japan seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Nikkei 225 Stock Average. Since the Japanese markets are not open when this ProFund VP values its shares, it determines its success in meeting this investment objective by comparing its daily return on a given day with the daily performance of related futures contracts traded in the United States. See "Risk Considerations" below for additional information. Investment strategies common to the ProFunds VP are discussed in the "Overview" section beginning on page 10.

The Nikkei 225 Stock Average is a price-weighted index of 225 large, actively traded Japanese stocks traded on the Tokyo Stock Exchange. The Nikkei 225 Stock Average is computed and distributed by the Nihon Keizai Shimbun.

Principal Risk Considerations

In addition to the common risks discussed in the "Overview" section beginning on page 12, ProFund VP Japan is also subject to the following risks:

Foreign Investment Risk

..    The performance of ProFund VP Japan will depend heavily on how Japanese stock markets perform - something that depends on many factors, including economic, political and demographic trends. When Japanese stock prices fall, you generally should expect the value of your investment to fall as well.

..    Because it focuses its investments in a single country, ProFund VP Japan may be particularly susceptible to economic, political or regulatory events affecting Japanese companies, and Japan generally. For example, Japanese economic growth has weakened and Japan's stock markets have significantly declined since the early 1990's, and the current economic conditions remain uncertain. Japanese companies could be hurt by a failure to successfully implement significant proposed reforms to Japan's economy and financial system, among other considerations.

..    Japanese accounting and disclosure standards differ from U.S. standards.
     Accordingly, ProFund VP Japan may not have access to adequate or reliable company information.

..    Japanese stocks may be more volatile than their U.S. counterparts for a variety of reasons, such as economic or political developments, demographic changes, market inefficiencies, or a higher risk that essential investment information is incomplete, unavailable or wrong.

..    Securities purchased by ProFund VP Japan may be priced in foreign currencies. The values of these securities, as well as futures contracts and other instruments in which ProFund VP Japan may invest, could change significantly as the Japanese yen or other currencies strengthen or weaken relative to the U.S. dollar. ProFund Advisors does not engage in activities designed to hedge against foreign currency fluctuations.

Valuation Time Risk-- ProFund VP Japan generally values its assets as of the close of the New York Stock Exchange. Such valuation will reflect market perceptions and trading activity on the U.S. financial markets since the calculation of the closing level of the Nikkei 225 Stock Average. The Nikkei 225 Stock Average is determined in the early morning U.S. Eastern time prior to the opening of the New York Stock Exchange. As a result, the day-to-day correlation of ProFund VP Japan's performance may vary from the closing performance of the Nikkei 225 Stock Average. However, ProFunds believes that over time ProFund VP Japan's performance will correlate highly with the movement of the Nikkei 225 Stock Average.

Fund Performance

Because ProFund VP Japan is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of ProFund VP Japan during its first year of operations.

Annual Operating Expenses* (as a percentage of average daily net assets)

Investment Advisory Fees          0.90%
Distribution (12b-1) Fees         0.25%
Other Expenses                    0.79%
                                  ----
Total Annual Operating Expenses   1.94%

* The expenses shown do not reflect charges imposed by insurance company separate accounts, which could have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

Example: This example is intended to help you compare the cost of investing in ProFund VP Japan with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                   1 Year   3 Years

ProFund VP Japan    $197      $609

ProFund VP Europe 30

Goal and Principal Investment Strategy

ProFund VP Europe 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Europe 30 Index. Investment strategies common to the ProFunds VP are discussed in the "Overview" section beginning on page 10.

The ProFunds Europe 30 Index, created by ProFund Advisors, is composed of the 30 largest market capitalization companies whose principal offices are located in Europe and whose securities are traded on U.S. exchanges or on the NASDAQ as ADRs. The component companies of the Index as of the date of this prospectus are listed in an appendix to the Statement of Additional Information.

Principal Risk Considerations

In addition to the common risks discussed in the "Overview" section beginning on page 12, ProFund VP Europe 30 is also subject to the following risk:

Foreign Investment Risk

..    Because it focuses its investments in issuers located in Europe, ProFund VP
     Europe 30 may be particularly susceptible to economic, political or regulatory events affecting European companies, and European countries generally. For example, European companies could be hurt by such factors as regional economic downturns, policies adopted in the European Economic and Monetary Union, or difficulties experienced as certain countries, and particularly those in Eastern Europe, implement significant free market economic reforms.

..    Certain European countries may lack uniform accounting and disclosure standards, or have standards that differ from U.S. standards. Accordingly, ProFund VP Europe 30 may not have access to adequate or reliable company information.

..    European stocks may be more volatile than their U.S. counterparts for a variety of reasons, such as economic or political developments, demographic changes, market inefficiencies, or a higher risk that essential investment information is incomplete, unavailable or wrong.

..    The value of ADRs could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. ProFund Advisors does not engage in activities designed to hedge against foreign currency fluctuations.

Fund Performance

The bar chart below shows how the performance of ProFund VP Europe 30 has varied from year to year. The tables show how the average annual total returns for ProFund VP Europe 30 compare to a broad measure of securities market performance. The information does not reflect charges and fees associated with a separate account that invests in ProFund VP Europe 30 or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Of course, past performance is no guarantee of future results.

Annual Returns as of December 31 each year

[INSERT BAR CHART]

2000: -12.75%
2001: -24.14%

During the period covered in the bar chart, the highest return on shares of ProFund VP Europe 30 for one quarter was 7.01% (quarter ended March 31, 2000) and the lowest return was - 16.98% (quarter ended March 31, 2001).

Average Annual Total Returns As of December 31, 2001
--------------------------------------------------------------------------------
                                   One Year   Since Inception   Inception Date

ProFund VP Europe 30                -24.14%        -9.00%          10/18/99
Dow Jones STOXX 50 Index (1)(2)     -23.49%        -7.24%          10/18/99
ProFunds Europe 30 Index (2)        -24.47%        -9.97%          10/18/99

(1) The Dow Jones Stoxx 50 Index is a capitalization-weighted index of 50 European Stocks.
(2)  Reflects no deduction for fees or expenses.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Europe 30.

Annual Operating Expenses* (as a percentage of average daily net assets)

Investment Advisory Fees          0.75%
Distribution (12b-1) Fees         0.25%
Other Expenses                    0.89%
                                  ----
Total Annual Operating Expenses   1.89%

* The expenses shown do not reflect charges imposed by insurance company separate accounts, which could have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

Example: This example is intended to help you compare the cost of investing in ProFund VP Europe 30 with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                       1 Year   3 Years   5 Years   10 Years
                       ------   -------   -------   --------

ProFund VP Europe 30    $192      $594     $1,021    $2,212

ProFund VP Mid-Cap Value

Goal and Principal Investment Strategy

ProFund VP Mid-Cap Value seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400/BARRA Value Index. Investment strategies common to the ProFunds VP are discussed in the "Overview" section beginning on page 10.

The S&P MidCap 400/BARRA Value Index is a capitalization-weighted index of the stocks in the S&P MidCap 400 Index that have low price-to-book ratios (239 stocks as of March 31, 2002). The Index is rebalanced semi-annually on or about January 1st and July 1st and consists of approximately half of the companies in the S&P MidCap 400 Index.

The S&P MidCap 400 Index is a widely used measure of medium-capitalization U.S. stock market performance. It consists of the common stocks of 400 major corporations selected by Standard & Poor's(R) for their market size, liquidity and industry group representation. Standard & Poor's also attempts to assure that the Index reflects the full range and diversity of the U.S. economy.

Principal Risk Considerations

In addition to the common risks discussed in the "Overview" section beginning on page 12, ProFund VP Mid-Cap Value is also subject to the following risks:

Mid-Cap Company Investment Risk - ProFund VP Mid-Cap Value could experience risks that a fund which invests primarily in large-capitalization, widely traded companies would not. Such risks could include:

..    Mid-cap company stocks tend to have greater fluctuations in price than the stocks of large companies, but not as drastic as the stocks of small companies; and

..    Stocks of mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies.

Value Investing Risk - An investment in ProFund VP Mid-Cap Value cannot assure moderation of investment risk. There is no guarantee that a value stock is, in fact, undervalued, or that the market will ever recognize its true value. In addition, investing in value stocks may produce more modest gains than investing in more growth-oriented stocks.

Fund Performance

Because ProFund VP Mid-Cap Value is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of ProFund VP Mid-Cap Value during its first year of operations.

Annual Operating Expenses* (as a percentage of average daily net assets)

Investment Advisory Fees          0.75%
Distribution (12b-1) Fees         0.25%
Other Expenses                    0.96%
                                  ----
Total Annual Operating Expenses   1.96%

* The expenses shown do not reflect charges imposed by insurance company separate accounts, which could have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

Example: This example is intended to help you compare the cost of investing in ProFund VP Mid-Cap Value with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                           1 Year   3 Years

ProFund VP Mid-Cap Value    $199      $615

ProFund VP Mid-Cap Growth

Goal and Principal Investment Strategy

ProFund VP Mid-Cap Growth seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400/BARRA Growth Index. Investment strategies common to the ProFunds VP are discussed in the "Overview" section beginning on page 10.

The S&P MidCap 400/BARRA Growth Index is a capitalization-weighted index of the stocks in the S&P MidCap 400 Index that have high price-to-book ratios (161 stocks as of March 31, 2002). The Index is rebalanced semi-annually on or about January 1st and July 1st and consists of approximately half of the companies in the S&P MidCap 400 Index.

The S&P MidCap 400 Index is a widely used measure of medium-capitalization U.S. stock market performance. It consists of the common stocks of 400 major corporations selected by Standard & Poor's(R) for their market size, liquidity and industry group representation. Standard & Poor's also attempts to assure that the Index reflects the full range and diversity of the U.S. economy.

Principal Risk Considerations

In addition to the common risks discussed in the "Overview" section beginning on page 12, ProFund VP Mid-Cap Growth is also subject to the following risks:

Mid-Cap Company Investment Risk - ProFund VP Mid-Cap Growth could experience risks that a fund which invests primarily in large-capitalization, widely traded companies would not. Such risks could include:

..    Mid-cap company stocks tend to have greater fluctuations in price than the stocks of large companies, but not as drastic as the stocks of small companies; and

..    Stocks of mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies.

Growth Investing Risk - An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. In addition, growth stocks may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

Fund Performance

Because ProFund VP Mid-Cap Growth is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of ProFund VP Mid-Cap Growth during its first year of operations.

Annual Operating Expenses* (as a percentage of average daily net assets)

Investment Advisory Fees          0.75%
Distribution (12b-1) Fees         0.25%
Other Expenses                    0.96%
                                  ----
Total Annual Operating Expenses   1.96%

* The expenses shown do not reflect charges imposed by insurance company separate accounts, which could have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

Example: This example is intended to help you compare the cost of investing in ProFund VP Mid-Cap Growth with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                            1 Year   3 Years
ProFund VP Mid-Cap Growth    $199     $615

ProFund VP Small-Cap Value

Goal and Principal Investment Strategy

ProFund VP Small-Cap Value seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/BARRA Value Index. Investment strategies common to the ProFunds VP are discussed in the "Overview" section beginning on page 10.

The S&P SmallCap 600/BARRA Value Index is a capitalization-weighted index that comprises all of the stocks in the S&P SmallCap 600 Index that have low price-to-book ratios (379 stocks as of March 31, 2002). The S&P SmallCap 600 Index is an unmanaged index comprising 600 domestic stocks, with a market capitalization valued at under one billion dollars, chosen for market size, liquidity and industry group representation. The Index comprises stocks from the industrial, utility, financial, and transportation sectors. Standard & Poor's(R) also attempts to assure that the Index reflects the full range and diversity of the U.S. economy.

Principal Risk Considerations

In addition to the common risks discussed in the "Overview" section beginning on page 12, ProFund VP Small-Cap Value is also subject to the following risks:

Small Company Investment Risk - ProFund VP Small-Cap Value could experience greater risks than a fund which invests primarily in large-capitalization, widely traded companies, such as:

..    Small company stocks tend to have greater fluctuations in price than the stocks of large companies;

..    There can be a shortage of reliable information on certain small companies, which at times can pose a risk;

..    Small companies tend to lack the financial and personnel resources to handle industry-wide setbacks and, as a result, such setbacks could have a greater effect on the companies' share prices; and

..    Small company stocks are typically less liquid than large company stocks and liquidating positions in turbulent market conditions could become difficult.

Value Investing Risk - An investment in ProFund VP Small-Cap Value cannot assure moderation of investment risk. There is no guarantee that a value stock is, in fact, undervalued, or that the market will ever recognize its true value. In addition, investing in value stocks may produce more modest gains than investing in more growth-oriented stocks.

Fund Performance

Because ProFund VP Small-Cap Value is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of ProFund VP Small-Cap Value during its first year of operations.

Annual Operating Expenses* (as a percentage of average daily net assets)

Investment Advisory Fees          0.75%
Distribution (12b-1) Fees         0.25%
Other Expenses                    0.97%
                                  ----
Total Annual Operating Expenses   1.97%

* The expenses shown do not reflect charges imposed by insurance company separate accounts, which could have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

Example: This example is intended to help you compare the cost of investing in ProFund VP Small-Cap Value with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                             1 Year   3 Years
ProFund VP Small-Cap Value    $200     $618

ProFund VP Small-Cap Growth

Goal and Principal Investment Strategy

ProFund VP Small-Cap Growth seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/BARRA Growth Index. Investment strategies common to the ProFunds VP are discussed in the "Overview" section beginning on page 10.

The S&P SmallCap 600/BARRA Growth Index is a capitalization-weighted index that comprises all of the stocks in the S&P SmallCap 600 Index that have high price-to-book ratios (221 stocks as of March 31, 2002). The S&P SmallCap 600 Index is an unmanaged index comprising 600 domestic stocks, with a market capitalization valued at under one billion dollars, chosen for market size, liquidity and industry group representation. The Index comprises stocks from the industrial, utility, financial, and transportation sectors. Standard & Poor's(R) also attempts to assure that the Index reflects the full range and diversity of the U.S. economy.

Principal Risk Considerations

In addition to the common risks discussed in the "Overview" section beginning on page 12, ProFund VP Small-Cap Growth is also subject to the following risks:

Small Company Investment Risk - ProFund VP Small-Cap Growth could experience greater risks than a fund which invests primarily in large-capitalization, widely traded companies, such as:

..    Small company stocks tend to have greater fluctuations in price than the stocks of large companies;

..    There can be a shortage of reliable information on certain small companies, which at times can pose a risk;

..    Small companies tend to lack the financial and personnel resources to handle industry wide setbacks and, as a result, such setbacks could have a greater effect on the companies' share prices; and

..    Small company stocks are typically less liquid than large company stocks and liquidating positions in turbulent market conditions could become difficult.

Growth Investing Risk - An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. In addition, growth stocks may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

Fund Performance

Because ProFund VP Small-Cap Growth is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of ProFund VP Small-Cap Growth during its first year of operations.

Annual Operating Expenses* (as a percentage of average daily net assets)

Investment Advisory Fees          0.75%
Distribution (12b-1) Fees         0.25%
Other Expenses                    0.97%
                                  ----
Total Annual Operating Expenses   1.97%

* The expenses shown do not reflect charges imposed by insurance company separate accounts, which could have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

Example: This example is intended to help you compare the cost of investing in ProFund VP Small-Cap Growth with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                              1 Year   3 Years
ProFund VP Small-Cap Growth    $200     $618

ProFund VP U.S. Government Plus

Goal and Principal Investment Strategy

ProFund VP U.S. Government Plus seeks daily investment results, before fees and expenses, that correspond to one and one quarter times (125%) of the daily price movement of the most recently issued 30-year U.S. Treasury Bond ("Long Bond"). If ProFund VP U.S. Government Plus is successful in meeting its objective, the net asset value of its shares should increase 125% as much as any daily increase in the price of the Long Bond on a given day. Conversely, the net asset value of shares of ProFund VP U.S. Government Plus should decrease 125% as much as any daily decrease in the price of the Long Bond on a given day. Investment strategies common to the ProFunds VP are discussed in the "Overview" section beginning on page 10.

Principal Risk Considerations

In addition to the common risks discussed in the "Overview" section beginning on page 12, ProFund VP U.S. Government Plus is also subject to additional risks, which include:

Interest Rate Risk - Debt securities generally are subject to interest rate risk, which is the risk that the securities may fluctuate in value due to changes in interest rates and other factors. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. The value of securities with longer maturities may fluctuate more in response to interest rate changes than that of securities with shorter maturities.

Repurchase Agreement Risk - A repurchase agreement exposes ProFund VP U.S. Government Plus to the risk that the party that sells the securities may default on its obligation to repurchase them. In this circumstance, ProFund VP U.S. Government Plus can lose money because:

..    it may not be able to sell the securities at the agreed-upon time and price; or

..    the securities lose value before they can be sold.

Fund Performance

Because ProFund VP U.S. Government Plus is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of ProFund VP U.S. Government Plus during its first year of operations.

Annual Operating Expenses* (as a percentage of average daily net assets)

Investment Advisory Fees          0.50%
Distribution (12b-1) Fees         0.25%
Other Expenses                    0.95%
                                  ----
Total Annual Operating Expenses   1.70%

* The expenses shown do not reflect charges imposed by insurance company separate accounts, which could have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

Example: This example is intended to help you compare the cost of investing in ProFund VP U.S. Government Plus with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                                  1 Year   3 Years
ProFund VP U.S. Government Plus    $173     $536

Profund VP Bull Plus

Goal and Principal Investment Strategy

ProFund VP Bull Plus seeks daily investment results, before fees and expenses, that correspond to one and a half times (150%) the daily performance of the S&P 500(R) Index. If ProFund VP Bull Plus is successful in meeting its objective, it should gain approximately one and a half times as much as the S&P 500 Index when the prices of the securities in the S&P 500 Index rise on a given day and should lose approximately one and a half times as much when such prices decline on a given day. Investment strategies common to the ProFunds VP are discussed in the "Overview" section beginning on page 10.

The S&P 500 Index is a widely used measure of large-capitalization U.S. stock market performance. It consists of the common stocks of 500 major corporations selected by Standard & Poor's(R) for their market size, liquidity and industry group representation. Standard & Poor's also attempts to assure that the Index reflects the full range and diversity of the U.S. economy. The companies in the S&P 500 Index account for nearly three-quarters of the value of all U.S. stocks.

Principal Risk Considerations

The principal risks associated with ProFund VP Bull Plus are discussed in the "Overview" section beginning on page 12.

Fund Performance

Because ProFund VP Bull Plus commenced operations on January 22, 2001, it does not have a record of performance for a calendar year to compare against other mutual funds or broad measures of securities market performance such as indices.

Fees and Expenses of the Fund

The table below describes fees and expenses you may pay if you buy and hold shares of ProFund VP Bull Plus.

Annual Operating Expenses* (as a percentage of average daily net assets)

Investment Advisory Fees          0.75%
Distribution (12b-1) Fees         0.25%
Other Expenses                    0.94%
                                  ----
Total Annual Operating Expenses   1.94%

* The expenses shown do not reflect charges imposed by insurance company separate accounts, which could have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

Example: This example is intended to help you compare the cost of investing in ProFund VP Bull Plus with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                       1 Year   3 Years   5 Years   10 Years
ProFund VP Bull Plus    $197     $609     $1,047     $2,264

ProFund VP UltraBull

Goal and Principal Investment Strategy

ProFund VP UltraBull seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P 500(R) Index. If ProFund VP UltraBull is successful in meeting its objective, it should gain approximately twice as much as the S&P 500 Index when the prices of the securities in the S&P 500 Index rise on a given day and should lose approximately twice as much when such prices decline on a given day. Investment strategies common to the ProFunds VP are discussed in the "Overview" section beginning on page 10.

The S&P 500 Index is a widely used measure of large-cap U.S. stock market performance. It consists of the common stocks of 500 major corporations selected by Standard & Poor's(R) for their market size, liquidity and industry group representation. Standard & Poor's also attempts to assure that the Index reflects the full range and diversity of the U.S. economy.

Principal Risk Considerations

The principal risks associated with ProFund VP UltraBull are discussed in the "Overview" section beginning on page 12.

Fund Performance

Because ProFund VP UltraBull is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of ProFund VP UltraBull during its first year of operations.

Annual Operating Expenses* (percentage of average daily net assets)

Investment Advisory Fees          0.75%
Distribution (12b-1) Fees         0.25%
Other Expenses                    0.96%
                                  ----
Total Annual Operating Expenses   1.96%

* The expenses shown do not reflect charges imposed by insurance company separate accounts, which could have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

Example: This example is intended to help you compare the cost of investing in ProFund VP UltraBull with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                       1 Year   3 Years

ProFund VP UltraBull    $199     $615

ProFund VP UltraDow(SM) 30

Goal and Principal Investment Strategy

ProFund VP UltraDow 30 seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones Industrial Average(SM) (DJIA). If ProFund VP UltraDow 30 is successful in meeting its objective, it should gain approximately twice as much as the DJIA when the prices of the securities in the DJIA rise on a given day and should lose approximately twice as much when such prices decline on a given day. Investment strategies common to the ProFunds VP are discussed in the "Overview" section beginning on page 10.

The DJIA consists of 30 widely held and traded stocks listed on U.S. stock markets selected by Dow Jones based upon size, reputation, growth, transaction volume and sector coverage and excludes transportation and utilities. ProFund VP UltraDow 30 will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.

Principal Risk Considerations

In addition to the common risks discussed in the "Overview" section beginning on page 12, ProFund VP UltraDow 30 is also subject to the following risk:

Concentrated Investment -- Since ProFund VP UltraDow 30 invests in the securities of a limited number of issuers, it is subject to the risk that those issuers will perform poorly, and the fund will be negatively impacted by that poor performance.

Fund Performance

Because ProFund VP UltraDow 30 is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of ProFund VP UltraDow 30 during its first year of operations.

Annual Operating Expenses* (as a percentage of average daily net assets)

Investment Advisory Fees          0.75%
Distribution (12b-1) Fees         0.25%
Other Expenses                    0.97%
                                  ----

Total Annual Operating Expenses   1.97%

* The expenses shown do not reflect charges imposed by insurance company separate accounts, which could have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

Example: This example is intended to help you compare the cost of investing in ProFund VP UltraDow 30 with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                         1 Year   3 Years

ProFund VP UltraDow 30    $200     $618

ProFund VP UltraMid-Cap

Goal and Principal Investment Strategy

ProFund VP UltraMid-Cap seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P MidCap 400 Index. If ProFund VP UltraMid-Cap is successful in meeting its objective, it should gain approximately twice as much as the S&P MidCap 400 Index when the prices of the securities in the S&P MidCap 400 Index rise on a given day and should lose approximately twice as much when such prices decline on a given day. Investment strategies common to the ProFunds VP are discussed in the "Overview" section beginning on page 10.

The S&P MidCap 400 Index is a widely used measure of medium-capitalization U.S. stock market performance. It consists of the common stocks of 400 major corporations selected by Standard & Poor's(R) for their market size, liquidity and industry group representation. Standard & Poor's also attempts to assure that the Index reflects the full range and diversity of the U.S. economy.

Principal Risk Considerations

In addition to the common risks discussed in the "Overview" section beginning on page 12, ProFund VP UltraMid-Cap is also subject to the following risk:

Mid-Cap Company Investment Risk - ProFund VP UltraMid-Cap could experience risks that a fund which invests primarily in large-capitalization, widely traded companies would not. Such risks could include:

..    Mid-cap company stocks tend to have greater fluctuations in price than the stocks of large companies, but not as drastic as the stocks of small companies; and

..    Stocks of mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies.

Fund Performance

Because ProFund VP UltraMid-Cap is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of ProFund VP UltraMid-Cap during its first year of operations.

Annual Operating Expenses* (as a percentage of average daily net assets)

Investment Advisory Fees          0.75%
Distribution (12b-1) Fees         0.25%
Other Expenses                    0.97%
                                  ----
Total Annual Operating Expenses   1.97%

* The expenses shown do not reflect charges imposed by insurance company separate accounts, which could have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

Example: This example is intended to help you compare the cost of investing in ProFund VP UltraMid-Cap with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                          1 Year   3 Years
ProFund VP UltraMid-Cap    $200     $618

ProFund VP UltraSmall-Cap

Goal and Principal Investment Strategy

ProFund VP UltraSmall-Cap seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Russell 2000(R) Index. If ProFund VP UltraSmall-Cap is successful in meeting its objective, it should gain approximately twice as much as the Russell 2000 Index when the prices of the securities in the Russell 2000 Index rise on a given day and should lose approximately twice as much when such prices decline on a given day. Investment strategies common to the ProFunds VP are discussed in the "Overview" section beginning on page 10.

The Russell 2000 Index is an unmanaged index consisting of approximately 2,000 (1,905 as of March 31, 2002) of the smallest U.S.-domiciled publicly traded common stocks that are included in the Russell 3000(R) Index. These common stocks represent approximately 8% of the total market capitalization of the Russell 3000 Index which, in turn, represents approximately 98% of the investable U.S. equity market.

Prior to May 1, 2000, ProFund VP UltraSmall-Cap was named the "ProFund VP Small Cap" and sought daily investment results that corresponded to the performance of the Russell 2000 Index.

Principal Risk Considerations

In addition to the common risks discussed in the "Overview" section beginning on page 12, ProFund VP UltraSmall-Cap is also subject to the following risk:

Small Company Investment Risk -- ProFund VP UltraSmall-Cap could be subject to greater risks than a fund which invests primarily in large-capitalization, widely traded companies, such as:

..    Small company stocks tend to have greater fluctuations in price than the stocks of large companies.

..    There can be a shortage of reliable information on certain small companies, which at times can pose a risk.

..    Small companies tend to lack the financial and personnel resources to handle industry-wide setbacks and, as a result, such setbacks could have a greater effect on small companies' share prices.

..    Small company stocks are typically less liquid than large company stocks, and liquidating positions in turbulent market conditions could become difficult.

Fund Performance

The bar chart below shows how the performance for ProFund VP UltraSmall-Cap has varied from year to year. The tables show how the average annual total returns for ProFund VP UltraSmall-Cap compare to a broad measure of market performance. The information does not reflect charges and fees associated with a separate account that invests in ProFund VP UltraSmall-Cap or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Of course, past performance is no guarantee of future results.

Annual Returns as of December 31 each year

[INSERT BAR CHART]

2000: -22.14%
2001: -7.61%

During the period covered in the bar chart, the highest return on shares of ProFund VP UltraSmall-Cap for one quarter was 43.56% (quarter ended December 31,
2001) and the lowest return was -39.21% (quarter ended September 30, 2001).

Average Annual Total Returns As of December 31, 2001
--------------------------------------------------------------------------------
                            One Year   Since Inception   Inception Date
ProFund VP UltraSmall-Cap    -7.61%       -6.47%           10/18/99
Russell 2000(R)Index (1)      1.03%        8.40%           10/18/99

(1)  Reflects no deduction for fees or expenses.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP UltraSmall-Cap.

Annual Operating Expenses* (as a percentage of average daily net assets)

Investment Advisory Fees               0.75%
Distribution (12b-1) Fees              0.25%
Other Expenses                         1.11%
                                      -----
Total Annual Operating Expenses        2.11%
Fee Waivers/Reimbursements**          -0.13%
                                      -----
Total Net Annual Operating Expenses    1.98%

* The expenses shown do not reflect charges imposed by insurance company separate accounts, which could have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

** ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.98% through December 31, 2002. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be repaid to ProFund Advisors from time to time through the next three fiscal years to the extent that the repayment will not cause the fund's expenses to exceed the stated limit during the respective year. A waiver or reimbursement lowers the expense ratio and increases overall returns to the investors.

Example: This example is intended to help you compare the cost of investing in ProFund VP UltraSmall-Cap with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                            1 Year   3 Years   5 Years   10 Years

ProFund VP UltraSmall-Cap    $201     $648      $1,122    $2,431

ProFund VP UltraEurope

Goal and Principal Investment Strategy

ProFund VP UltraEurope seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the ProFunds Europe Index. If ProFund VP UltraEurope is successful in meeting its objective, it should gain approximately twice as much as the ProFunds Europe Index when the prices of the securities in the ProFunds Europe Index rise on a given day and should lose approximately twice as much when such prices decline on a given day. Investment strategies common to the ProFunds VP are discussed in the "Overview" section beginning on page 10.

ProFunds Europe Index ("PEI") is a combined measure of European stock performance created by ProFund Advisors from the leading stock indices of Europe's three largest economies giving equal weight to each index each day. The PEI averages the daily U.S. dollar results of the following three indices:

..    The Financial Times Stock Exchange 100 Index ("FTSE-100") - A
     capitalization-weighted index of the 100 most highly capitalized companies traded on the London Stock Exchange;

..    The Deutsche Aktienindex ("DAX") - A total rate of return index of 30 selected German blue-chip stocks traded on the Frankfurt Stock Exchange;
     and

..    The CAC-40 - A capitalization-weighted index of 40 companies listed on the
     Paris Stock Exchange (the "Bourse").

Principal Risk Considerations

In addition to the common risks discussed in the "Overview" section beginning on page 12, ProFund VP UltraEurope is subject to foreign investment risk, which may involve risks not typically associated with investing in U.S. securities alone:

..    Because it focuses its investments in a single geographical region, and three specific securities markets, ProFund VP UltraEurope may be particularly susceptible to economic, political or regulatory events affecting European companies, and European countries generally. For example, European companies could be hurt by such factors as regional economic downturns, policies adopted in the European Economic and Monetary Union, or difficulties experienced as certain countries implement significant economic reforms.

..    Certain European countries may lack uniform accounting and disclosure standards, or have standards that differ from U.S. standards. Accordingly, ProFund VP UltraEurope may not have access to adequate or reliable company information.

..    European stocks may be more volatile than their U.S. counterparts for a variety of reasons, such as economic or political developments, demographic changes, market inefficiencies, or a higher risk that essential investment information is incomplete, unavailable or wrong.

..    Securities purchased by ProFund VP UltraEurope may be priced in foreign currencies. The values of these securities, as well as futures contracts and other instruments in which ProFund VP UltraEurope may invest, could change significantly as currencies strengthen or weaken relative to the U.S. dollar. ProFund Advisors does not engage in activities designed to hedge against foreign currency fluctuations.

Fund Performance

Because ProFund VP UltraEurope is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of ProFund VP UltraEurope during its first year of operations.

Annual Operating Expenses* (as a percentage of average daily net assets)

Investment Advisory Fees          0.90%
Distribution (12b-1) Fees         0.25%
Other Expenses                    0.81%
                                  ----
Total Annual Operating Expenses   1.96%

* The expenses shown do not reflect charges imposed by insurance company separate accounts, which could have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

Example: This example is intended to help you compare the cost of investing in ProFund VP UltraEurope with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                          1 Year   3 Years

ProFund VP Ultra Europe     $199     $615

ProFund VP UltraOTC

Goal and Principal Investment Strategy

ProFund VP UltraOTC seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the NASDAQ-100 Index(R). If ProFund VP UltraOTC is successful in meeting its objective, it should gain approximately twice as much as the NASDAQ-100 Index when the prices of the securities in the NASDAQ-100 Index rise on a given day and should lose approximately twice as much when such prices decline on a given day. Investment strategies common to the ProFunds VP are discussed in the "Overview" section beginning on page 10.

The NASDAQ-100 Index contains 100 of the largest and most active non-financial domestic and international issuers listed on the NASDAQ Stock Market based on market capitalization. Eligibility criteria for the NASDAQ-100 Index include a minimum average daily trading volume of 100,000 shares. If the security is a foreign security, the company must have a world wide market value of at least $10 billion, a U.S. market value of at least $4 billion, and average trading volume of at least 200,000 shares per day.

Principal Risk Considerations

In addition to the common risks discussed in the "Overview" section beginning on page 12, ProFund VP UltraOTC is also subject to the following risk:

Technology Concentration Risk -- To the extent the NASDAQ-100 Index is currently concentrated in issuers conducting business in the technology sector, the technology companies making up ProFund VP UltraOTC's investments are subject to:

..    intense competition, both domestically and internationally;

..    limited product lines, markets, financial resources or personnel;

..    product obsolescence due to rapid technological developments and frequent new product introduction;

..    dramatic and often unpredictable changes in growth rates and competition for qualified personnel; and

..    heavy dependence on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

Fund Performance

The bar chart below shows how the performance of ProFund VP UltraOTC has varied from year to year. The tables show how the average annual total returns for ProFund VP UltraOTC compare to a broad measure of market performance. The information does not reflect charges and fees associated with a separate account that invests in ProFund VP UltraOTC or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Of course, past performance is no guarantee of future results.

Annual Returns as of December 31 each year

[INSERT BAR CHART]

2000: -73.37%
2001: -68.72%

During the period covered in the bar chart, the highest return on shares of ProFund VP UltraOTC for one quarter was 71.28% (quarter ended December 31, 2001) and the lowest return was -61.84% (quarter ended September 30, 2001).

Average Annual Total Returns As of December 31, 2001

--------------------------------------------------------------------
                         One Year   Since Inception   Inception Date
ProFund VP UltraOTC       -68.72%       -52.18%          10/18/99
NASDAQ-100 Index(R)(1)    -32.65%       -16.74%          10/18/99

(1)  Reflects no deduction for fees or expenses.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP UltraOTC.

Annual Operating Expenses* (as a percentage of average daily net assets)

Investment Advisory Fees          0.75%

Distribution (12b-1) Fees         0.25%

Other Expenses                    0.95%

                                  ----
Total Annual Operating Expenses   1.95%

* The expenses shown do not reflect charges imposed by insurance company separate accounts, which could have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

Example: This example is intended to help you compare the cost of investing in ProFund VP UltraOTC with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions your cost would be

                      1 Year   3 Years   5 Years   10 Years

ProFund VP UltraOTC    $198     $612      $1,052    $2,275

                                    [picture]

                               Bearish ProFunds VP

The ProFunds VP contained in this section, except ProFund VP Rising Rates Opportunity, are benchmarked to a specific broad market index. The following chart outlines the Bearish ProFunds VP, their indices and daily objectives.

     ProFund VP                  Index                  Daily Objective
Bear                       S&P 500(R)Index            100% of the Inverse

Short Small-Cap            Russell 2000(R)Index       100% of the Inverse

Short OTC                  NASDAQ-100 Index(R)        100% of the Inverse

Rising Rates Opportunity   Most recently issued 30-   125% of the Inverse
                           year U.S. Treasury Bond

UltraBear                  S&P 500 Index              200% of the Inverse

UltraShort OTC             NASDAQ-100 Index           200% of the Inverse

ProFund VP Bear

Goal and Principal Investment Strategy

ProFund VP Bear seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the S&P 500(R) Index. If ProFund VP Bear is successful in meeting its objective, the net asset value of ProFund VP Bear shares should increase in proportion to any daily decrease in the level of the S&P 500 Index. Conversely, the net asset value of ProFund VP Bear shares should decrease in proportion to any daily increase in the level of the S&P 500 Index. Investment strategies common to the ProFunds VP are discussed in the "Overview" section beginning on page 10.

The S&P 500 Index is a widely used measure of large-capitalization U.S. stock market performance. It consists of the common stocks of 500 major corporations selected by Standard & Poor's(R) for their market size, liquidity and industry group representation. Standard & Poor's also attempts to assure that the Index reflects the full range and diversity of the U.S. economy.

Principal Risk Considerations

In addition to the common risks discussed in the "Overview" section beginning on page 12, ProFund VP Bear is also subject to inverse correlation risk. Shareholders in ProFund VP Bear should lose money when the S&P 500 Index, its underlying benchmark index, rises - a result that is the opposite from traditional equity mutual funds.

Fund Performance

Because ProFund VP Bear commenced operations on January 22, 2001, it does not have a record of performance for a calendar year to compare against other mutual funds or broad measures of securities market performance such as indices.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Bear.

Annual Operating Expenses* (as a percentage of average daily net assets)

Investment Advisory Fees          0.75%
Distribution (12b-1) Fees         0.25%
Other Expenses                    0.89%
                                  ----
Total Annual Operating Expenses   1.89%

* The expenses shown do not reflect charges imposed by insurance company separate accounts, which could have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

Example: This example is intended to help you compare the cost of investing in ProFund VP Bear with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                  1 Year   3 Years   5 Years   10 Years

ProFund VP Bear    $192     $594      $1,021    $2,212

ProFund VP Short Small-Cap

Goal and Principal Investment Strategy

ProFund VP Short Small-Cap seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Russell 2000(R) Index. If ProFund VP Short Small-Cap is successful in meeting its objective, the net asset value of ProFund VP Short Small-Cap shares should increase in proportion to any daily decrease in the level of the Russell 2000 Index. Conversely, the net asset value of shares of ProFund VP Short Small-Cap should decrease in proportion to any daily increase in the level of Russell 2000 Index. Investment strategies common to the ProFunds VP are discussed in the "Overview" section beginning on page 10.

The Russell 2000 Index is an unmanaged index consisting of approximately 2,000 (1,905 as of March 31, 2002) of the smallest U.S.-domiciled publicly traded common stocks that are included in the Russell 3000(R) Index. These common stocks represent approximately 8% of the total market capitalization of the Russell 3000 Index, which, in turn, represents approximately 98% of the investable U.S. equity market.

Principal Risk Considerations

In addition to the common risks discussed in the "Overview" section beginning on page 12, ProFund VP Short Small-Cap is also subject to the following risk:

Small Company Investment Risk - ProFund VP Short Small-Cap could experience greater risks than a fund which invests primarily in large-capitalization, widely traded companies, such as:

..    Small company stocks tend to have greater fluctuations in price than the stocks of large companies;

..    There can be a shortage of reliable information on certain small companies, which at times can pose a risk;

..    Small companies tend to lack the financial and personnel resources to handle industry wide setbacks and, as a result, such setbacks could have a greater effect on the companies' share prices; and

..    Small company stocks are typically less liquid then large company stocks and liquidating positions in turbulent market conditions could become difficult.

Inverse Correlation Risk -- Shareholders in ProFund VP Short Small-Cap should lose money when the Russell 2000 Index, its underlying benchmark index, rises --a result that is the opposite from traditional equity mutual funds.

Fund Performance

Because ProFund VP Short Small-Cap is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of ProFund VP Short Small-Cap during its first year of operations.

Annual Operating Expenses* (as a percentage of average daily net assets)

Investment Advisory Fees          0.75%
Distribution (12b-1) Fees         0.25%
Other Expenses                    0.95%
                                  ----
Total Annual Operating Expenses   1.95%

* The expenses shown do not reflect charges imposed by insurance company separate accounts, which could have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

Example: This example is intended to help you compare the cost of investing in ProFund VP Short Small-Cap with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                             1 Year   3 Years

ProFund VP Short Small-Cap    $198     $612

ProFund VP Short OTC

Goal and Principal Investment Strategy

ProFund VP Short OTC seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the NASDAQ-100 Index(R). If ProFund VP Short OTC is successful in meeting its objective, the net asset value of ProFund VP Short OTC shares should increase in proportion to any daily decrease in the level of the NASDAQ-100 Index. Conversely, the net asset value of shares of ProFund VP Short OTC should decrease in proportion to any daily increase in the level of the NASDAQ-100 Index. Investment strategies common to the ProFunds VP are discussed in the "Overview" section beginning on page 10.

The NASDAQ-100 Index contains 100 of the largest capitalization and most active non-financial domestic and international companies listed on the NASDAQ Stock Market. Eligibility criteria for the NASDAQ-100 Index include a minimum average daily trading volume of 100,000 shares. If the security is a foreign security, the company must have a world wide market value of at least $10 billion, a U.S. market value of at least $4 billion, and average trading volume of at least 200,000 shares per day.

Principal Risk Considerations

In addition to the common risks discussed in the "Overview" section beginning on page 12, ProFund VP Short OTC is also subject to the following risks:

Technology Concentration Risk --To the extent the NASDAQ-100 Index is currently concentrated in issuers conducting business in the technology sector, the technology companies making up ProFund VP Short OTC's investments are subject to risks such as:

..    intense competition, both domestically and internationally;

..    limited product lines, markets, financial resources or personnel;

..    product obsolescence due to rapid technological developments and frequent new product introduction;

..    dramatic and often unpredictable changes in growth rates and competition for qualified personnel; and

..    heavy dependence on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

Inverse Correlation Risk -- Shareholders in ProFund VP Short OTC should lose money when the NASDAQ-100 Index, its underlying benchmark index, rises --a result that is the opposite from traditional equity mutual funds.

Fund Performance

Because ProFund VP Short OTC is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of ProFund VP Short OTC during its first year of operations.

Annual Operating Expenses* (as a percentage of average daily net assets)

Investment Advisory Fees          0.75%
Distribution (12b-1) Fees         0.25%
Other Expenses                    0.95%
                                  ----
Total Annual Operating Expenses   1.95%

* The expenses shown do not reflect charges imposed by insurance company separate accounts, which could have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

Example: This example is intended to help you compare the cost of investing in ProFund VP Short OTC with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                       1 Year   3 Years

ProFund VP Short OTC    $198     $612

ProFund VP Rising Rates Opportunity

Goal and Principal Investment Strategy

ProFund VP Rising Rates Opportunity seeks daily investment results, before fees and expenses, that correspond to 125% of the inverse (opposite) of the daily price movement of the most recently issued 30-year U.S. Treasury Bond ("Long Bond"). If ProFund VP Rising Rates Opportunity is successful in meeting its objective, the net asset value of ProFund VP Rising Rates Opportunity shares should decrease in proportion to any daily increase in the price of the Long Bond. Conversely, the net asset value of shares of ProFund VP Rising Rates Opportunity should increase in proportion to any daily decrease in the price of the Long Bond. Investment strategies common to the ProFunds VP are discussed in the "Overview Section" beginning on page 10.

Principal Risk Considerations

In addition to the common risks discussed in the "Overview" section beginning on page 12, ProFund VP Rising Rates Opportunity is also subject to the following risks:

Interest Rate Risk - Debt securities generally are subject to interest rate risk, which is the risk that the securities may fluctuate in value due to changes in interest rates and other factors. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. The value of securities with longer maturities may fluctuate more in response to interest rate changes than that of securities with shorter maturities.

Repurchase Agreement Risk - A repurchase agreement exposes ProFund VP Rising Rates Opportunity to the risk that the party that sells the securities may default on its obligation to repurchase them. In this circumstance, ProFund VP Rising Rates Opportunity can lose money because:

..    it may not be able to sell the securities at the agreed-upon time and price; or

..    the securities lose value before they can be sold.

Inverse Correlation Risk - Shareholders in ProFund VP Rising Rates Opportunity should lose money when the price of the Long Bond rises - a result that is opposite from traditional bond mutual funds.

Fund Performance

Because ProFund VP Rising Rates Opportunity is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of ProFund VP Rising Rates Opportunity during its first year of operations.

Annual Operating Expenses* (as a percentage of average daily net assets)

Investment Advisory Fees          0.75%
Distribution (12b-1) Fees         0.25%
Other Expenses                    0.95%
                                  ----
Total Annual Operating Expenses   1.95%

* The expenses shown do not reflect charges imposed by insurance company separate accounts, which could have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

Example: This example is intended to help you compare the cost of investing in ProFund VP Rising Rates Opportunity with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                          1 Year   3 Years

ProFund VP Rising Rates    $198     $612
Opportunity

ProFund VP UltraBear

Goal and Principal Investment Strategy

ProFund VP UltraBear seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the S&P 500(R) Index. If ProFund VP UltraBear is successful in meeting its objective, the net asset value of shares of ProFund VP UltraBear should increase or decrease approximately twice as much as does that of the S&P 500 Index on any given day. Investment strategies common to the ProFunds VP are discussed in the "Overview" section beginning on page 10.

The S&P 500(R) Index is a widely used measure of large-cap U.S. stock market performance. It consists of the common stocks of 500 major corporations selected by Standard & Poor's(R) for their market size, liquidity and industry group representation. Standard & Poor's also attempts to assure that the Index reflects the full range and diversity of the U.S. economy.

Principal Risk Considerations

In addition to the common risks discussed in the "Overview" section beginning on page 12, ProFund VP UltraBear is also subject to inverse correlation risk. Shareholders in ProFund VP UltraBear should lose money when the S&P 500 Index, its underlying benchmark index, rises -- a result that is the opposite from traditional equity mutual funds.

Fund Performance

Because ProFund VP UltraBear is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of ProFund VP UltraBear during its first year of operations.

Annual Operating Expenses* (as a percentage of average daily net assets)

Investment Advisory Fees          0.75%
Distribution (12b-1) Fees         0.25%
Other Expenses                    0.96%
                                  ----
Total Annual Operating Expenses   1.96%

* The expenses shown do not reflect charges imposed by insurance company separate accounts, which could have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

Example: This example is intended to help you compare the cost of investing in ProFund VP UltraBear with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                       1 Year   3 Years

ProFund VP UltraBear    $199     $615

ProFund VP UltraShort OTC

Goal and Principal Investment Strategy

ProFund VP UltraShort OTC seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the NASDAQ-100 Index(R). If ProFund VP UltraShort OTC is successful in meeting its objective, the net asset value of shares of ProFund VP UltraShort OTC should increase or decrease approximately twice as much as does that of the NASDAQ-100 Index on any given day. Investment strategies common to the ProFunds VP are discussed in the "Overview" section beginning on page 10.

The NASDAQ-100 Index contains 100 of the largest and most active non-financial domestic and international issuers listed on the NASDAQ Stock Market based on market capitalization. Eligibility criteria for the NASDAQ-100 Index include a minimum average daily trading volume of 100,000 shares. If the security is a foreign security, the company must have a world wide market value of at least $10 billion, a U.S. market value of at least $4 billion, and average trading volume of at least 200,000 shares per day.

Principal Risk Considerations

In addition to the common risks discussed in the "Overview" section beginning on page 12, ProFund VP UltraShort OTC is also subject to the following risks:

Technology Concentration Risk - To the extent the NASDAQ-100 Index is currently concentrated in issuers conducting business in the technology sector, the technology companies making up ProFund VP UltraShort OTC's investments are subject to:

..    intense competition, both domestically and internationally;

..    limited product lines, markets, financial resources or personnel;

..    product obsolescence due to rapid technological developments and frequent new product introduction;

..    dramatic and often unpredictable changes in growth rates and competition for qualified personnel; and

..    heavy dependence on patent and intellectual property rights the loss or impairment of which may adversely affect profitability.

Inverse Correlation Risk - Shareholders in ProFund VP UltraShort OTC should lose money when the NASDAQ-100 Index(R) rises - a result that is opposite from traditional equity mutual funds.

Fund Performance

Because ProFund VP UltraShort OTC is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of ProFund VP UltraShort OTC during its first year of operations.

Annual Operating Expenses* (as a percentage of average daily net assets)

Investment Advisory Fees          0.75%
Distribution (12b-1) Fees         0.25%
Other Expenses                    0.96%
                                  ----
Total Annual Operating Expenses   1.96%

* The expenses shown do not reflect charges imposed by insurance company separate accounts, which could have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

Example: This example is intended to help you compare the cost of investing in ProFund VP UltraShort OTC with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                            1 Year   3 Years

ProFund VP UltraShort OTC    $199     $615

                                       [picture]

                               Sector ProFunds VP

The ProFunds VP contained in this section, other than ProFund VP Precious Metals, are benchmarked to a specific Dow Jones U.S. index. The following chart outlines these ProFunds VP, their indices and daily objectives.

      ProFunds VP                      Dow Jones U.S. Index              Daily Objective
Airlines                   Airlines                                       Match (100%)

Banks                      Banks                                          Match (100%)

Basic Materials            Basic Materials Sector                         Match (100%)

Biotechnology              Biotechnology                                  Match (100%)

Consumer Cyclical          Consumer Cyclical Sector                       Match (100%)

Consumer Non-Cyclical      Consumer Non-Cyclical Sector                   Match (100%)

Energy                     Energy Sector                                  Match (100%)

Financial                  Financial Sector                               Match (100%)

Healthcare                 Healthcare Sector                              Match (100%)

Industrial                 Industrial Sector                              Match (100%)

Internet                   Composite Internet                             Match (100%)

Leisure Goods & Services   Leisure Goods & Services                       Match (100%)

Oil Drilling Equipment &   Oil Drilling Equipment & Services              Match (100%)
Services

Pharmaceuticals            Pharmaceuticals                                Match (100%)

Precious Metals            Philadelphia Stock Exchange Gold and Silver    Match (100%)
                           Sector(SM) Index

Real Estate                Real Estate                                    Match (100%)


     ProFunds VP           Dow Jones U.S. Index     Daily Objective
Semiconductor             Semiconductor              Match (100%)

Technology                Technology Sector          Match (100%)

Telecommunications        Telecommunications         Match (100%)
                          Sector

Utilities                 Utilities Sector           Match (100%)

Wireless Communications   Wireless Communications    Match (100%)

ProFund VP Airlines

Goal and Principal Investment Strategy

ProFund VP Airlines seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Index. Investment strategies common to the ProFunds VP are discussed in the "Overview" section beginning on page 10.

The Index measures the performance of the portion of the airline industry which is listed in the U.S. equity market. Component companies primarily provide passenger air transport. Airports and airplane manufacturers are not included.

As of March 31, 2002, the Index consisted of 11 stocks. Its three largest stocks were Southwest Airlines, AMR Corp. and Delta Airlines Inc. (which comprised 48.45%, 13.34% and 13.23%, respectively, of its market capitalization). ProFund VP Airlines will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.

Principal Risk Considerations

In addition to the common risks discussed in the "Overview" section beginning on page 12, ProFund VP Airlines is also subject to the following risks:


..    Companies in this sector could be adversely affected by commodity price volatility, exchange rates, foreign market access restrictions, and increased competition.

..    The prices of the securities of airline companies may fluctuate widely due to their cyclical nature, economic trends, and changes in disposable consumer income.

..    Airline companies are subject to regulation by, and restrictions of, the
     Federal Aviation Authority, federal, state and local governments, and foreign regulatory authorities.

..    The profitability of companies in this sector is related to worldwide fuel prices, labor agreements, and insurance costs.

..    Airline companies face intense competition, both domestically and internationally. Foreign airline companies, many of which are partially funded by foreign governments, may be less sensitive to short-term economic pressures.

..    The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Fund Performance

Because ProFund VP Airlines is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of ProFund VP Airlines during its first year of operations.


Annual Operating Expenses* (as a percentage of average daily net assets)

Investment Advisory Fees          0.75%
Distribution (12b-1) Fees         0.25%
Other Expenses                    0.96%
                                  ----
Total Annual Operating Expenses   1.96%

* The expenses shown do not reflect charges imposed by insurance company separate accounts, which could have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

Example: This example is intended to help you compare the cost of investing in ProFund VP Airlines with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                      1 Year   3 Years


ProFund VP Airlines    $199     $615

ProFund VP Banks

Goal and Principal Investment Strategy


ProFund VP Banks seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Banks Index. Investment strategies common to the ProFunds VP are discussed in the "Overview" section beginning on page 10.

The Index measures the performance of the banking economic sector of the U.S. equity market. This sector covers the global banking industry. All regional banks and savings & loans are covered. Investment and merchant banks are excluded from this sector.


As of March 31, 2002, the Index consisted of 103 stocks. Its three largest stocks were Bank of America Corp., Wells Fargo & Co. and J.P. Morgan Chase & Co. (which comprised 12.59%, 9.94% and 8.33%, respectively, of its market capitalization). ProFund VP Banks will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.

Principal Risk Considerations

In addition to the common risks discussed in the "Overview" section beginning on page 12, ProFund VP Banks is also subject to the following risks:

..    Companies in this sector are subject to extensive governmental regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain.

..    The profitability of companies in this sector is adversely affected by increases in interest rates.

..    The profitability of companies in this sector is adversely affected by loan losses, which usually increase in economic downturns.

..    Banks may be subject to severe price competition.

..    Newly enacted laws are expected to result in increased inter-industry consolidation and competition in the banking sector.

..    The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Fund Performance

Because ProFund VP Banks is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of ProFund VP Banks during its first year of operations.


Annual Operating Expenses* (as a percentage of average daily net assets)

Investment Advisory Fees          0.75%
Distribution (12b-1) Fees         0.25%
Other Expenses                    0.96%
                                  ----
Total Annual Operating Expenses   1.96%

* The expenses shown do not reflect charges imposed by insurance company separate accounts, which could have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

Example: This example is intended to help you compare the cost of investing in ProFund VP Banks with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:


                   1 Year   3 Years
ProFund VP Banks    $199     $615

ProFund VP Basic Materials

Goal and Principal Investment Strategy


ProFund VP Basic Materials seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Basic Materials Sector Index. Investment strategies common to the ProFunds VP are discussed in the "Overview" section beginning on page 10.

The Index measures the performance of the basic materials economic sector of the U.S. equity market. Component companies are involved in the production of aluminum, chemicals, commodities, chemical specialty products, forest products, non-ferrous mining products, paper products, precious metals and steel.


As of March 31, 2002, the Index consisted of 64 stocks. Its three largest stocks were E.I. DuPont de Nemours & Co., Alcoa Inc. and Dow Chemical Co. (which comprised 16.64%, 11.03% and 10.12%, respectively, of its market capitalization). ProFund VP Basic Materials will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of March 31, 2002, the Index was concentrated in chemicals, which comprised 58.71% of its market capitalization.

Principal Risk Considerations

In addition to the common risks discussed in the "Overview" section beginning on page 12, ProFund VP Basic Materials is also subject to the following risks:

..    Companies in this sector could be adversely affected by commodity price volatility, exchange rates, import controls and increased competition.

..    Production of industrial materials often exceeds demand as a result of overbuilding or economic downturns, leading to poor investment returns.

..    Companies in this sector are at risk for environmental damage and product liability claims.

..    Companies in this sector may be adversely affected by depletion of resources, technical progress, labor relations, and government regulations.

..    The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Fund Performance

Because ProFund VP Basic Materials is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of ProFund VP Basic Materials during its first year of operations.

Annual Operating Expenses* (as a percentage of average daily net assets)


Investment Advisory Fees          0.75%
Distribution (12b-1) Fees         0.25%
Other Expenses                    0.96%
                                  ----
Total Annual Operating Expenses   1.96%

* The expenses shown do not reflect charges imposed by insurance company separate accounts, which could have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

Example: This example is intended to help you compare the cost of investing in ProFund VP Basic Materials with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:


                             1 Year   3 Years
ProFund VP Basic Materials    $199     $615

ProFund VP Biotechnology

Goal and Principal Investment Strategy


ProFund VP Biotechnology seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Biotechnology Index. Investment strategies common to the ProFunds VP are discussed in the "Overview" section beginning on page 10.

The Index measures the performance of the biotechnology sector of the U.S. equity market. Component companies include those engaged in genetic research, and/or the marketing and development of recombinant DNA products. Makers of artificial blood and contract biotechnology researchers are also included in the Index.


As of March 31, 2002, the Index consisted of 70 stocks. Its three largest stocks were Amgen Inc., Genentech Inc. and IDEC Pharmaceuticals Corp. (which comprised 31.31%, 5.56% and 4.94%, respectively, of its market capitalization). ProFund VP Biotechnology will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.

Principal Risk Considerations

In addition to the common risks discussed in the "Overview" section beginning on page 12, ProFund VP Biotechnology is also subject to the following risks:

..    Biotechnology companies are heavily dependent on patents and intellectual property rights. The loss or impairment of such rights may adversely affect the profitability of these companies.

..    Companies in this sector are subject to risks of new technologies and competitive pressures.

..    Companies in this sector spend heavily on research and development and their products or services may not prove commercially successful or may become obsolete quickly.

..    Biotechnology companies are subject to regulation by, and the restrictions of, the Food and Drug Administration, the Environmental Protection Agency, state and local governments, and foreign regulatory authorities.

..    Companies in this sector may be thinly capitalized, and may have limited product lines, markets, financial resources or personnel.

..    The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Fund Performance


Because ProFund VP Biotechnology commenced operations on January 22, 2001, it does not have a record of performance for a calendar year to compare against other mutual funds or broad measures of securities market performance such as indices.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Biotechnology.


Annual Operating Expenses* (as a percentage of average daily net assets)

Investment Advisory Fees               0.75%
Distribution (12b-1) Fees              0.25%
Other Expenses                         1.03%
                                      -----
Total Annual Operating Expenses        2.03%
Fee Waivers/Reimbursements**          -0.05%
                                      -----
Total Net Annual Operating Expenses    1.98%

* The expenses shown do not reflect charges imposed by insurance company separate accounts, which could have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

**ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.98% through December 31, 2002. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be repaid to ProFund Advisors from time to time through the next three fiscal years to the extent that the repayment will not cause the fund's expenses to exceed the stated limit during the respective year. A waiver or reimbursement lowers the expense ratio and increases overall returns to the investors.

Example: This example is intended to help you compare the cost of investing in ProFund VP Biotechnology with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:


                           1 Year   3 Years   5 Years   10 Years
ProFund VP Biotechnology    $201      $632     $1,089     $2,354

Biotechnology

ProFund VP Consumer Cyclical

Goal and Principal Investment Strategy

ProFund VP Consumer Cyclical seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Consumer Cyclical Sector Index. Investment strategies common to the ProFunds VP are discussed in the "Overview" section beginning on page 10.

The Index measures the performance of the consumer cyclical economic sector of the U.S. equity market. Component companies include airlines, auto manufacturers, tire and rubber manufacturers, auto parts suppliers, casinos, toy manufacturers, restaurant chains, home construction companies, lodging chains, broadline retailers, specialty retailers, footwear and clothing/fabric manufacturers, and media companies, such as advertising companies, entertainment and leisure companies, consumer electronic companies, broadcasters and publishers.

As of March 31, 2002, the Index consisted of 265 stocks. Its three largest stocks were Wal-Mart Stores Inc., Home Depot Inc. and AOL Time Warner Inc. (which comprised 10.45%, 6.98% and 6.23%, respectively, of its market capitalization). ProFund VP Consumer Cyclical will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of March 31, 2002, the Index was concentrated in retail, which comprised 43.91% of its market capitalization.

Principal Risk Considerations

In addition to the common risks discussed in the "Overview" section beginning on page 12, ProFund VP Consumer Cyclical is also subject to the following risks:


..    The success of consumer product manufacturers and retailers is tied closely to the performance of the domestic and international economy, interest rates, competition and consumer confidence.

..    The success of companies in this sector depends heavily on disposable household income and consumer spending.

..    Many companies in this sector are subject to severe competition.

..    Changes in demographics and consumer tastes can affect the success of consumer products.

..    The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Fund Performance

Because ProFund VP Consumer Cyclical is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of ProFund VP Consumer Cyclical during its first year of operations.


Annual Operating Expenses* (as a percentage of average daily net assets)

Investment Advisory Fees          0.75%
Distribution (12b-1) Fees         0.25%
Other Expenses                    0.96%
                                  ----
Total Annual Operating Expenses   1.96%

* The expenses shown do not reflect charges imposed by insurance company separate accounts, which could have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

Example: This example is intended to help you compare the cost of investing in ProFund VP Consumer Cyclical with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:


                               1 Year   3 Years
ProFund VP Consumer Cyclical    $199     $615

ProFund VP Consumer Non-Cyclical

Goal and Principal Investment Strategy


ProFund VP Consumer Non-Cyclical seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Consumer Non-Cyclical Sector Index. Investment strategies common to the ProFunds VP are discussed in the "Overview" section beginning on page 10.

The Index measures the performance of the consumer non-cyclical economic sector of the U.S. equity market. Component companies include beverage companies, consumer service companies, durable and non-durable household product manufacturers, cosmetic companies, food retailers, other food companies, tobacco and agricultural companies.


As of March 31, 2002, the Index consisted of 96 stocks. Its three largest stocks were Coca-Cola Co., Procter & Gamble Co. and Philip Morris Cos Inc. (which comprised 12.54%, 12.33% and 11.98%, respectively, of its market capitalization). ProFund VP Consumer Non-Cyclical will concentrate its investments in a particular industry or group of industries to approximately the extent the Index is so concentrated. As of March 31, 2002, the Index was concentrated in beverage, which comprised 28.53% of its market capitalization.

Principal Risk Considerations

In addition to the common risks discussed in the "Overview" section beginning on page 12, ProFund VP Consumer Non-Cyclical is also subject to the following risks:

..    Governmental regulation affecting the permissibility of using various food additives and production methods could affect the profitability of companies in this sector.


..    Tobacco companies may be adversely affected by new laws or by litigation.

..    The success of food, soft drink and fashion related products might be strongly affected by fads, marketing campaigns and other factors affecting supply and demand.

..    The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Fund Performance

Because ProFund VP Consumer Non-Cyclical is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of ProFund VP Consumer Non-Cyclical during its first year of operations.


Annual Operating Expenses* (as a percentage of average daily net assets)

Investment Advisory Fees          0.75%
Distribution (12b-1) Fees         0.25%
Other Expenses                    0.96%
                                  ----
Total Annual Operating Expenses   1.96%

* The expenses shown do not reflect charges imposed by insurance company separate accounts, which could have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

Example: This example is intended to help you compare the cost of investing in ProFund VP Consumer Non-Cyclical with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:


                                   1 Year   3 Years
ProFund VP Consumer Non-Cyclical    $199     $615

ProFund VP Energy

Goal and Principal Investment Strategy


ProFund VP Energy seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Energy Sector Index. Investment strategies common to the ProFunds VP are discussed in the "Overview" section beginning on page 10.

The Index measures the performance of the energy sector of the U.S. equity market. Component companies include oil drilling equipment and services, coal, oil companies-major, oil companies-secondary and pipelines.


As of March 31, 2002, the Index consisted of 79 stocks. Its three largest stocks were Exxon Mobil Corp, Chevron Texaco Corp. and Schlumberger Ltd. N.V. (which comprised 41.19%, 13.22% and 4.63%, respectively, of its market capitalization). ProFund VP Energy will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of March 31, 2002, the Index was concentrated in oil companies-major, which comprised 62.42% of its market capitalization.

Principal Risk Considerations

In addition to the common risks discussed in the "Overview" section beginning on page 12, ProFund VP Energy is also subject to the following risks:

..    The profitability of companies in this sector is related to worldwide energy prices and exploration, and production spending.

..    Companies in this sector could be adversely affected by changes in exchange rates.

..    Companies in this sector are affected by government regulation, world events and economic conditions, and are subject to market, economic and political risks of the countries where energy companies are located or do business.

..    Companies in this sector are at risk for environmental damage claims.

..    The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Fund Performance


Because ProFund VP Energy commenced operations on January 22, 2001, it does not have a record of performance for a calendar year to compare against other mutual funds or broad measures of securities market performance such as indices.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Energy.


Annual Operating Expenses* (as a percentage of average daily net assets)

Investment Advisory Fees               0.75%
Distribution (12b-1) Fees              0.25%
Other Expenses                         1.05%
                                      -----
Total Annual Operating Expenses        2.05%
Fee Waivers/Reimbursements**          -0.07%
                                      -----
Total Net Annual Operating Expenses    1.98%

* The expenses shown do not reflect charges imposed by insurance company separate accounts, which could have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

**ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.98% through December 31, 2002. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be repaid to ProFund Advisors from time to time through the next three fiscal years to the extent that the repayment will not cause the fund's expenses to exceed the stated limit during the respective year. A waiver or reimbursement lowers the expense ratio and increases overall returns to the investors.

Example: This example is intended to help you compare the cost of investing in ProFund VP Energy with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                    1 Year   3 Years   5 Years   10 Years


ProFund VP Energy    $201     $636      $1,097    $2,374

ProFund VP Financial

Goal and Principal Investment Strategy


ProFund VP Financial seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Financial Sector Index. Investment strategies common to the ProFunds VP are discussed in the "Overview" section beginning on page 10.

The Index measures the performance of the financial services economic sector of the U.S. equity market. Component companies include regional banks, major international banks, insurance companies, companies that invest, directly or indirectly, in real estate, Fannie Mae, credit card insurers, check cashing companies, mortgage lenders, investment advisers, savings and loans, savings banks, thrifts, building associations and societies, credit unions, securities broker-dealers, investment banks, merchant banks, online brokers, publicly traded stock exchanges, and specialty finance companies.

As of March 31, 2002, the Index consisted of 284 stocks. Its three largest stocks were Citigroup Inc., American International Group Inc. and Bank of America Corp. (which comprised 11.30%, 7.31% and 4.73%, respectively, of its market capitalization). ProFund VP Financial will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of March 31, 2002, the Index was concentrated in banks and diversified financial companies, which comprised 37.58% and 26.86%, respectively, of its market capitalization.

Principal Risk Considerations

In addition to the common risks discussed in the "Overview" section beginning on page 12, ProFund VP Financial is also subject to the following risks:

..    Companies in this sector are subject to extensive governmental regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain.

..    The profitability of companies in this sector is adversely affected by increases in interest rates.

..    The profitability of companies in this sector is adversely affected by loan losses, which usually increase in economic downturns.

..    Banks and insurance companies may be subject to severe price competition.

..    Newly enacted laws are expected to result in increased inter-industry consolidation and competition in the financial sector.

..    The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Fund Performance


Because ProFund VP Financial commenced operations on January 22, 2001, it does not have a record of performance for a calendar year to compare against other mutual funds or broad measures of securities market performance such as indices.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Financial.


Annual Operating Expenses* (as a percentage of average daily net assets)

Investment Advisory Fees               0.75%
Distribution (12b-1) Fees              0.25%
Other Expenses                         1.10%
                                      -----
Total Annual Operating Expenses        2.10%
Fee Waivers/Reimbursements**          -0.12%
                                      -----
Total Net Annual Operating Expenses    1.98%

*The expenses shown do not reflect charges imposed by insurance company separate accounts, which could have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

**ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.98% through December 31, 2002. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be repaid to ProFund Advisors from time to time through the next three fiscal years to the extent that the repayment will not cause the fund's expenses to exceed the stated limit during the respective year. A waiver or reimbursement lowers the expense ratio and increases overall returns to the investors.

Example: This example is intended to help you compare the cost of investing in ProFund VP Financial with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                       1 Year   3 Years   5 Years   10 Years


ProFund VP Financial    $201     $646      $1,118    $2,422

ProFund VP Healthcare

Goal and Principal Investment Strategy


ProFund VP Healthcare seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Healthcare Sector Index. Investment strategies common to the ProFunds VP are discussed in the "Overview" section beginning on page 10.

The Index measures the performance of the healthcare economic sector of the U.S. equity market. Component companies include health care providers, biotechnology companies and manufacturers of medical supplies, advanced medical devices and pharmaceuticals.

As of March 31, 2002, the Index consisted of 183 stocks. Its three largest stocks were Pfizer Inc., Johnson & Johnson and Merck & Co. Inc. (which comprised 15.55%, 12.33% and 8.10%, respectively, of its market capitalization). ProFund VP Healthcare will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of March 31, 2002, the Index was concentrated in pharmaceuticals, which comprised 60.90% of its market capitalization.


Principal Risk Considerations

In addition to the common risks discussed in the "Overview" section beginning on page 12, ProFund VP Healthcare is also subject to the following risks:


..    Many companies in this sector are heavily dependent on patent protection.
     The expiration of patents may adversely affect the profitability of these companies.

..    Companies in this sector are subject to extensive litigation based on product liability and similar claims.

..    Companies in this sector are subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting.

..    Many new products in this sector are subject to the approval of the Food and Drug Administration. The process of obtaining such approval can be long and costly.

..    Companies in this sector may be susceptible to product obsolescence.

..    Companies in this sector may be thinly capitalized, and may have limited product lines, markets, financial resources or personnel.

..    The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Fund Performance


Because ProFund VP Healthcare commenced operations on January 22, 2001, it does not have a record of performance for a calendar year to compare against other mutual funds or broad measures of securities market performance such as indices.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Healthcare.


Annual Operating Expenses* (as a percentage of average daily net assets)

Investment Advisory Fees               0.75%
Distribution (12b-1) Fees              0.25%
Other Expenses                         1.06%
                                      -----
Total Annual Operating Expenses        2.06%
Fee Waivers/Reimbursements**          -0.08%
                                      -----
Total Net Annual Operating Expenses    1.98%

* The expenses shown do not reflect charges imposed by insurance company separate accounts, which could have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

**ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.98% through December 31, 2002. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be repaid to ProFund Advisors from time to time through the next three fiscal years to the extent that the repayment will not cause the fund's expenses to exceed the stated limit during the respective year. A waiver or reimbursement lowers the expense ratio and increases overall returns to the investors.

Example: This example is intended to help you compare the cost of investing in ProFund VP Healthcare with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                        1 Year   3 Years   5 Years   10 Years


ProFund VP Healthcare    $201     $638      $1,101    $2,383

ProFund VP Industrial

Goal and Principal Investment Strategy

ProFund VP Industrial seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Industrial Sector Index. Investment strategies common to the ProFunds VP are discussed in the "Overview" section beginning on page 10.


The Index measures the performance of the industrial economic sector of the U.S. equity market. Component companies include aerospace and defense companies, advanced industrial companies, equipment manufacturers, air freight companies, building material manufacturers, packaging companies, manufacturers of electrical components and equipment, heavy construction companies, manufacturers of heavy machinery, industrial services companies, industrial companies, marine transportation companies, railroads, shipbuilders, and trucking companies.


As of March 31, 2002, the Index consisted of 254 stocks. Its three largest stocks were General Electric Co., Tyco International Ltd. and Minnesota Mining & Manufacturing Co. (which comprised 27.40%, 4.76% and 3.30%, respectively, of its market capitalization). ProFund VP Industrial will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of March 31, 2002, the Index was concentrated in industrial diversified, which comprised 45.78% of its market capitalization.

Principal Risk Considerations

In addition to the common risks discussed in the "Overview" section beginning on page 12, ProFund VP Industrial is also subject to the following risks:

..    The stock prices of companies in this sector are affected by supply and demand both for their specific product or service and for industrial sector products in general.

..    The products of manufacturing companies may face product obsolescence due to rapid technological developments and frequent new product introduction.

..    Government regulation, world events and economic conditions affect the performance of companies in this sector.

..    Companies in this sector are at risk for environmental damage and product liability claims.

..    The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Fund Performance

Because ProFund VP Industrial is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.


Fees and Expenses of the Fund

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of ProFund VP Industrial during its first year of operations.


Annual Operating Expenses* (as a percentage of average daily net assets)

Investment Advisory Fees          0.75%
Distribution (12b-1) Fees         0.25%
Other Expenses                    0.96%
                                  ----
Total Annual Operating Expenses   1.96%

* The expenses shown do not reflect charges imposed by insurance company separate accounts, which could have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.


Example: This example is intended to help you compare the cost of investing in ProFund VP Industrial with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                        1 Year   3 Years

ProFund VP Industrial    $199     $615

ProFund VP Internet

Goal and Principal Investment Strategy


ProFund VP Internet seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Composite Internet Index. Investment strategies common to the ProFunds VP are discussed in the "Overview" section beginning on page 10.

The Index measures the performance of companies in the U.S. equity markets that generate the majority of their revenues from the Internet. The Index is composed of two sub-groups:

..    Internet Commerce: companies that derive the majority of their revenues from providing goods and/or services through an open network, such as a web site.

..    Internet Services: companies that derive the majority of their revenues from providing access to the Internet or providing enabling services to people using the Internet.


As of March 31, 2002, the Index consisted of 40 stocks. Its three largest stocks were eBay Inc., Yahoo! Inc. and Verisign Inc. (which comprised 10.74%, 10.35% and 8.91%, respectively, of its market capitalization). ProFund VP Internet will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.

Principal Risk Considerations

In addition to the common risks discussed in the "Overview" section beginning on page 12, ProFund VP Internet is also subject to the following risks:

..    Companies in this sector spend heavily on research and development and their products or services may not prove commercially successful or may become obsolete quickly.

..    The Internet sector may be subject to greater governmental regulation than other sectors and changes in governmental policies and the need for regulatory approvals may have a material adverse effect on this sector.

..    Companies in this sector are subject to risks of new technologies and competitive pressures.

..    Companies in this sector are heavily dependent on patents and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

..    Companies in this sector may be thinly capitalized, and may have limited production lines, markets, financial resources or personnel.

..    The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Fund Performance


Because ProFund VP Internet is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.


Fees and Expenses of the Fund

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of ProFund VP Internet during its first year of operations.


Annual Operating Expenses* (as a percentage of average daily net assets)

Investment Advisory Fees          0.75%
Distribution (12b-1) Fees         0.25%
Other Expenses                    0.96%
                                  ----
Total Annual Operating Expenses   1.96%

* The expenses shown do not reflect charges imposed by insurance company separate accounts, which could have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.


Example: This example is intended to help you compare the cost of investing in ProFund VP Internet with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                      1 Year   3 Years

ProFund VP Internet    $199     $615

ProFund VP Leisure Goods & Services

Goal and Principal Investment Strategy


ProFund VP Leisure Goods & Services seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Leisure Goods & Services Index. Investment strategies common to the ProFunds VP are discussed in the "Overview" section beginning on page 10.

The Index measures the performance of the leisure goods and services economic sector of the U.S. equity market. Component companies include casinos, consumer electronics, entertainment, lodging, recreational products and services, restaurants, toys, and all items relevant to the field of leisure goods and services.

As of March 31, 2002, the Index consisted of 55 stocks. Its three largest stocks were McDonald's Corp., Harley-Davidson Inc. and Carnival Corp. (which comprised 17.95%, 8.35% and 5.82%, respectively, of its market capitalization). ProFund VP Leisure Goods & Services will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of March 31, 2002, the Index was concentrated in restaurants and recreational products and services, which comprised 39.71% and 25.15%, respectively, of its market capitalization.

Principal Risk Considerations

In addition to the common risks discussed in the "Overview" section beginning on page 12, ProFund VP Leisure Goods & Services is also subject to the following risks:

..    The success of the leisure goods and services industry is tied closely to the performance of the domestic and international economy, and competition.

..    Companies in this sector are increasingly affected by government regulation.

..    The success of companies in this sector depends heavily on disposable household income and consumer spending.

..    Companies in this sector are subject to severe competition.


..    Changes in demographics and consumer tastes can affect the success of companies in the leisure goods and services industry.


..    Many companies in this sector are subject to risks of new technologies.

..    The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Fund Performance


Because ProFund VP Leisure Goods & Services is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.


Fees and Expenses of the Fund

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of ProFund VP Leisure Goods & Services during its first year of operations.


Annual Operating Expenses* (as a percentage of average daily net assets)

Investment Advisory Fees          0.75%
Distribution (12b-1) Fees         0.25%
Other Expenses                    0.96%
                                  ----
Total Annual Operating Expenses   1.96%

* The expenses shown do not reflect charges imposed by insurance company separate accounts, which could have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.


Example: This example is intended to help you compare the cost of investing in ProFund VP Leisure Goods & Services with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                                      1 Year   3 Years


ProFund VP Leisure Goods & Services    $199     $615

ProFund VP Oil Drilling Equipment & Services

Goal and Principal Investment Strategy


ProFund VP Oil Drilling Equipment & Services seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Oil Drilling Equipment & Services Index. Investment strategies common to the ProFunds VP are discussed in the "Overview" section beginning on page 10.

The Index measures the performance of the oil drilling equipment and services sector of the U.S. equity market. Component companies include suppliers of equipment and services for oil field or platform users. ProFund VP Oil Drilling Equipment & Services primarily invests in oil drilling equipment and services companies or in instruments that provide exposure to these companies.

As of March 31, 2002, the Index consisted of 41 stocks. Its three largest stocks were Schlumberger Ltd. N.V., Baker Hughes Inc. and Transocean Sedco Forex Inc. (which comprised 25.19%, 9.57% and 7.90%, respectively, of its market capitalization). ProFund VP Oil Drilling Equipment & Services will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.

Principal Risk Considerations

In addition to the common risks discussed in the "Overview" section beginning on page 12, ProFund VP Oil Drilling Equipment & Services is also subject to the following risks:


..    The profitability of companies in this sector is related to worldwide oil exploration and production spending.

..    Companies in this sector could be adversely affected by changes in currency exchange rates.

..    Companies in this sector are affected by government environmental regulations, world events and economic conditions, and are subject to market, economic and political risks of the countries where oil companies are located or do business.

..    Low consumer demand, warmer winters, and energy efficiency may lower demand for oil-related products.

..    Companies in this sector are at risk for environmental damage claims.

..    The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Fund Performance

Because ProFund VP Oil Drilling Equipment & Services is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.


Fees and Expenses of the Fund

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of ProFund VP Oil Drilling Equipment & Services during its first year of operations.

Annual Operating Expenses* (as a percentage of average daily net assets)


Investment Advisory Fees          0.75%
Distribution (12b-1) Fees         0.25%
Other Expenses                    0.96%
                                  ----
Total Annual Operating Expenses   1.96%

* The expenses shown do not reflect charges imposed by insurance company separate accounts, which could have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.


Example: This example is intended to help you compare the cost of investing in ProFund VP Oil Drilling Equipment & Services with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                                               1 Year   3 Years


ProFund VP Oil Drilling Equipment & Services    $199     $615

ProFund VP Pharmaceuticals

Goal and Principal Investment Strategy


ProFund VP Pharmaceuticals seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Pharmaceuticals Index. Investment strategies common to the ProFunds VP are discussed in the "Overview" section beginning on page 10.


The Index measures the performance of the pharmaceuticals economic sector of the U.S. equity market. Component companies include the makers of prescription and over-the-counter drugs, such as aspirin, cold remedies, birth control pills, and vaccines, as well as companies engaged in contract drug research.


As of March 31, 2002, the Index consisted of 34 stocks. Its three largest stocks were Pfizer Inc., Johnson & Johnson and Merck & Co., Inc. (which comprised 25.52%, 20.24% and 13.31%, respectively, of its market capitalization). ProFund VP Pharmaceuticals will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.

Principal Risk Considerations

In addition to the common risks discussed in the "Overview" section beginning on page 12, ProFund VP Pharmaceuticals is also subject to the following risks:


..    The prices of the securities of pharmaceuticals companies may fluctuate widely due to government regulation and approval of their products and services, which can have a significant effect on their price and availability.

..    Companies in this sector spend heavily on research and development and their products and services may not prove commercially successful or may become obsolete quickly.

..    Liability for products that are later alleged to be harmful or unsafe may be substantial, and may have a significant impact on a pharmaceutical company's market value and/or share price.

..    Companies in this sector are affected by government regulation, world events and economic conditions, and are subject to market, economic and political risks of the countries where pharmaceutical companies are located or do business.

..    The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Fund Performance


Because ProFund VP Pharmaceuticals is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.


Fees and Expenses of the Fund

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of ProFund VP Pharmaceuticals during its first year of operations.


Annual Operating Expenses* (as a percentage of average daily net assets)

Investment Advisory Fees          0.75%
Distribution (12b-1) Fees         0.25%
Other Expenses                    0.96%
                                  ----
Total Annual Operating Expenses   1.96%

* The expenses shown do not reflect charges imposed by insurance company separate accounts, which could have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.


Example: This example is intended to help you compare the cost of investing in ProFund VP Pharmaceuticals with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                             1 Year   3 Years


ProFund VP Pharmaceuticals    $199     $615

ProFund VP Precious Metals

Goal and Principal Investment Strategy


ProFund VP Precious Metals seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Philadelphia Stock Exchange Gold and Silver Sector(SM) Index. Investment strategies common to the ProFunds VP are discussed in the "Overview" section beginning on page 10.

The Index measures the performance of the gold and silver mining sector of the global equity market. Component companies include companies involved in the mining and production of gold, silver, and other precious metals. The Index does not include producers of commemorative medals and coins that are made of these metals.

As of March 31, 2002, the Index consisted of 10 stocks. Its three largest stocks were Newmont Mining Corp., Barrick Gold Corp. and Anglogold Ltd. (which comprised 28.67%, 26.33% and 13.01%, respectively, of its market capitalization). ProFund VP Precious Metals will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.

Principal Risk Considerations

In addition to the common risks discussed in the "Overview" section beginning on page 12, ProFund VP Precious Metals is also subject to the following risks:


..    The prices of precious metals may fluctuate widely due to changes in inflation or inflation expectations or currency fluctuations, speculation, and worldwide demand.

..    Companies in this sector are affected by government regulation, world events and economic conditions, and are subject to market, economic and political risks of the countries where precious metals companies are located or do business.

..    Companies in this sector may be thinly capitalized, and may have limited product lines, markets, financial resources or personnel.


..    The securities of companies in the precious metals sector may underperform those of other sectors and/or fixed income investments.

..    Certain of the securities represented in the Index may be illiquid, which may limit the ability to dispose of these securities quickly at fair value when ProFund Advisors deems it desirable to do so. In addition, illiquid securities may be more difficult to value than liquid securities, and typically entail higher transaction expenses.

Fund Performance


Because ProFund VP Precious Metals is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.


Fees and Expenses of the Fund

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of ProFund VP Precious Metals during its first year of operations.


Annual Operating Expenses* (as a percentage of average daily net assets)

Investment Advisory Fees          0.75%
Distribution (12b-1) Fees         0.25%
Other Expenses                    0.96%
                                  -----
Total Annual Operating Expenses   1.96%

* The expenses shown do not reflect charges imposed by insurance company separate accounts, which could have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.


Example: This example is intended to help you compare the cost of investing in ProFund VP Precious Metals with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                             1 Year   3 Years


ProFund VP Precious Metals    $199     $615

ProFund VP Real Estate

Goal and Principal Investment Strategy


ProFund VP Real Estate seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Real Estate Index. Investment strategies common to the ProFunds VP are discussed in the "Overview" section beginning on page 10.

The Index measures the performance of the real estate industry sector of the U.S. equity market. Component companies include hotel and resort companies and real estate investment trusts ("REITs") that invest in apartments, office and retail properties. REITs are passive investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests.

As of March 31, 2002, the Index consisted of 69 stocks. Its three largest stocks were Equity Office Properties Trust, Equity Residential Properties Trust and Archstone-Smith Trust (which comprised 9.60%, 6.07% and 3.58%, respectively, of its market capitalization). ProFund VP Real Estate will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.

Principal Risk Considerations

In addition to the common risks discussed in the "Overview" section beginning on page 12, ProFund VP Real Estate is also subject to the following risks:


..    Adverse changes in national, state or local real estate conditions (such as oversupply of or reduced demand for space and changes in market rental rates).

..    Obsolescence of properties.

..    Changes in the availability, cost and terms of mortgage funds.

..    The impact of environmental laws.

..    A REIT that fails to comply with federal tax requirements affecting REITs would be subject to federal income taxation.

..    The federal tax requirement that a REIT distribute substantially all of its net income to its shareholders could result in a REIT having insufficient capital for future expenditures.

..    Transactions between REITs and their affiliates may be subject to conflicts of interest, which may adversely affect shareholders.

Fund Performance


Because ProFund VP Real Estate commenced operations on January 22, 2001, it does not have a record of performance for a calendar year to compare against other mutual funds or broad measures of securities market performance such as indices.


Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Real Estate.

Annual Operating Expenses* (as a percentage of average daily net assets)


Investment Advisory Fees               0.75%
Distribution (12b-1) Fees              0.25%
Other Expenses                         0.99%
                                      -----
Total Annual Operating Expenses        1.99%
Fee Waivers/Reimbursements**          -0.01%
                                      -----
Total Net Annual Operating Expenses    1.98%

* The expenses shown do not reflect charges imposed by insurance company separate accounts, which could have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

**ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.98% through December 31, 2002. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be repaid to ProFund Advisors from time to time through the next three fiscal years to the extent that the repayment will not cause the fund's expenses to exceed the stated limit during the respective year. A waiver or reimbursement lowers the expense ratio and increases overall returns to the investors.


Example: This example is intended to help you compare the cost of investing in ProFund VP Real Estate with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                         1 Year   3 Years   5 Years   10 Years


ProFund VP Real Estate    $201      $623     $1,072    $2,316

Estate

ProFund VP Semiconductor

Goal and Principal Investment Strategy


ProFund VP Semiconductor seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Semiconductor Index. Investment strategies common to the ProFunds VP are discussed in the "Overview" section beginning on page 10.

The Index measures the performance of the semiconductor economic sector of the U.S. equity market. Component companies are engaged in the production of semiconductors and other integrated chips, as well as other related products such as circuit boards and motherboards.

As of March 31, 2002, the Index consisted of 84 stocks. Its three largest stocks were Intel Corp., Texas Instruments Inc. and Applied Materials Inc. (which comprised 37.89%, 10.63% and 8.24%, respectively, of its market capitalization). ProFund VP Semiconductor will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.

Principal Risk Considerations

In addition to the common risks discussed in the "Overview" section beginning on page 12, ProFund VP Semiconductor is also subject to the following risks:


..    The prices of the securities of semiconductor companies may fluctuate widely due to risks of rapid obsolescence of products.

..    These companies face intense domestic competition, and may face competition from subsidized foreign competitors with lower production costs.

..    The economic performance of the customers of semiconductor companies.


..    Research costs and the risks that their products may not prove commercially successful.

..    The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

..    Companies in this sector may be thinly capitalized, and may have limited production lines, markets, financial resources or personnel.

Fund Performance

Because ProFund VP Semiconductor is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.


Fees and Expenses of the Fund

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of ProFund VP Semiconductor during its first year of operations.


Annual Operating Expenses* (as a percentage of average daily net assets)

Investment Advisory Fees          0.75%
Distribution (12b-1) Fees         0.25%
Other Expenses                    0.96%
                                  ----
Total Annual Operating Expenses   1.96%

* The expenses shown do not reflect charges imposed by insurance company separate accounts, which could have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.


Example: This example is intended to help you compare the cost of investing in ProFund VP Semiconductor with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                           1 Year   3 Years


ProFund VP Semiconductor    $199      $615

ProFund VP Technology

Goal and Principal Investment Strategy


ProFund VP Technology seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Technology Sector Index. Investment strategies common to the ProFunds VP are discussed in the "Overview" section beginning on page 10.

The Index measures the performance of the technology economic sector of the U.S. equity market. Component companies include those involved in the development and production of technology products, including computer hardware and software, telecommunications equipment, microcomputer components, integrated computer circuits and office equipment utilizing technology.

As of March 31, 2002, the Index consisted of 319 stocks. Its three largest stocks were Microsoft Corp., Intel Corp. and International Business Machines Corp. (which comprised 15.34%, 11.14% and 9.75 %, respectively, of its market capitalization). ProFund VP Technology will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of March 31, 2002, the Index was concentrated in semiconductors and software, which comprised 29.40% and 28.68%, respectively, of its market capitalization.

Principal Risk Considerations

In addition to the common risks discussed in the "Overview" section beginning on page 12, ProFund VP Technology is also subject to the following risks:


..    Technology companies face intense competition, both domestically and internationally.

..    Technology companies may have limited product lines, markets, financial resources or personnel.

..    The products of technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction.

..    Technology companies may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

..    Companies in this sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

..    The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Fund Performance


Because ProFund VP Technology commenced operations on January 22, 2001, it does not have a record of performance for a calendar year to compare against other mutual funds or broad measures of securities market performance such as indices.


Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Technology.

Annual Operating Expenses* (as a percentage of average daily net assets)


Investment Advisory Fees               0.75%
Distribution (12b-1) Fees              0.25%
Other Expenses                         1.10%
                                      -----
Total Annual Operating Expenses        2.10%
Fee Waivers/Reimbursements**          -0.12%
                                      -----
Total Net Annual Operating Expenses    1.98%

* The expenses shown do not reflect charges imposed by insurance company separate accounts, which could have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

**ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.98% through December 31, 2002. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be repaid to ProFund Advisors from time to time through the next three fiscal years to the extent that the repayment will not cause the fund's expenses to exceed the stated limit during the respective year. A waiver or reimbursement lowers the expense ratio and increases overall returns to the investors.


Example: This example is intended to help you compare the cost of investing in ProFund VP Technology with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                        1 Year   3 Years   5 Years   10 Years


ProFund VP Technology    $201      $646     $1,118    $2,422

Technology

ProFund VP Telecommunications

Goal and Principal Investment Strategy


ProFund VP Telecommunications seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Telecommunications Sector Index. Investment strategies common to the ProFunds VP are discussed in the "Overview" section beginning on page 10.

The Index measures the performance of the telecommunications economic sector of the U.S. equity market. Component companies include fixed line communications and wireless communications companies.

As of March 31, 2002, the Index consisted of 29 stocks. Its three largest stocks were SBC Communications Inc., Verizon Communications Inc. and BellSouth Corp. (which comprised 25.96%, 25.29% and 14.17%, respectively, of its market capitalization). ProFund VP Telecommunications will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of March 31, 2002, the Index was concentrated in fixed line communications, which comprised 91.41% of its market capitalization.

Principal Risk Considerations

In addition to the common risks discussed in the "Overview" section beginning on page 12, ProFund VP Telecommunications is also subject to the following risks:


..    The domestic telecommunications market is characterized by increasing competition and regulation by the Federal Communications Commission and various state regulatory authorities.

..    Companies in this sector need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology.

..    Technological innovations may make the products and services of telecommunications companies obsolete.

..    The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Fund Performance


Because ProFund VP Telecommunications commenced operations on January 22, 2001, it does not have a record of performance for a calendar year to compare against other mutual funds or broad measures of securities market performance such as indices.


Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Telecommunications.

Annual Operating Expenses* (as a percentage of average daily net assets)


Investment Advisory Fees               0.75%
Distribution (12b-1) Fees              0.25%
Other Expenses                         1.17%
                                      -----
Total Annual Operating Expenses        2.17%
Fee Waivers/Reimbursements**          -0.19%
                                      -----
Total Net Annual Operating Expenses    1.98%

* The expenses shown do not reflect charges imposed by insurance company separate accounts, which could have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

**ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.98% through December 31, 2002. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be repaid to ProFund Advisors from time to time through the next three fiscal years to the extent that the repayment will not cause the fund's expenses to exceed the stated limit during the respective year. A waiver or reimbursement lowers the expense ratio and increases overall returns to the investors.


Example: This example is intended to help you compare the cost of investing in ProFund VP Telecommunications with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                                1 Year   3 Years   5 Years   10 Years


ProFund VP Telecommunications    $201      $661     $1,147    $2,488

ProFund VP Utilities

Goal and Principal Investment Strategy


ProFund VP Utilities seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Utilities Sector Index. Investment strategies common to the ProFunds VP are discussed in the "Overview" section beginning on page 10.

The Index measures the performance of the utilities economic sector of the U.S. equity market. Component companies include electric utilities, gas utilities and water utilities.

As of March 31, 2002, the Index consisted of 77 stocks. Its three largest stocks were Duke Energy Corp., Southern Co. and Dominion Resources Inc. (Virginia) (which comprised 8.69%, 5.14% and 4.76%, respectively, of its market capitalization). ProFund VP Utilities will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of March 31, 2002, the Index was concentrated in electric utilities, which comprised 93.95% of its market capitalization.

Principal Risk Considerations

In addition to the common risks discussed in the "Overview" section beginning on page 12, ProFund VP Utilities is also subject to the following risks:


..    The rates of regulated utility companies are subject to review and limitation by governmental regulatory commissions.

..    The value of regulated utility debt securities (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates.

..    As deregulation allows utilities to diversify outside of their original geographic regions and their traditional lines of business, utilities may engage in riskier ventures where they have little or no experience.

..    Deregulation is subjecting utility companies to greater competition and may adversely affect profitability due to lower operating margins and higher costs.

..    The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Fund Performance


Because ProFund VP Utilities commenced operations on January 22, 2001, it does not have a record of performance for a calendar year to compare against other mutual funds or broad measures of securities market performance such as indices.


Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Utilities.

Annual Operating Expenses* (as a percentage of average daily net assets)


Investment Advisory Fees               0.75%
Distribution (12b-1) Fees              0.25%
Other Expenses                         1.05%
                                      -----
Total Annual Operating Expenses        2.05%
Fee Waivers/Reimbursements**          -0.07%
                                      -----
Total Net Annual Operating Expenses    1.98%

* The expenses shown do not reflect charges imposed by insurance company separate accounts, which could have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

**ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.98% through December 31, 2002. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be repaid to ProFund Advisors from time to time through the next three fiscal years to the extent that the repayment will not cause the fund's expenses to exceed the stated limit during the respective year. A waiver or reimbursement lowers the expense ratio and increases overall returns to the investors.


Example: This example is intended to help you compare the cost of investing in ProFund VP Utilities with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                       1 Year   3 Years   5 Years   10 Years


ProFund VP Utilities    $201     $636      $1,097    $2,374

ProFund VP Wireless Communications

Goal and Principal Investment Strategy


ProFund VP Wireless Communications seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Wireless Communications Index. Investment strategies common to the ProFunds VP are discussed in the "Overview" section beginning on page 10.

The Index measures the performance of the wireless communications sector of the U.S. equity market. Component companies include the providers of mobile telephone services, including cellular telephone systems, and paging and wireless services.

As of March 31, 2002, the Index consisted of 12 stocks. Its three largest stocks were AT&T Wireless Services Inc., Sprint Corp. (PCS Group) and Telephone & Data Systems Inc.(which comprised 57.58%, 14.67% and 10.94%, respectively, of its market capitalization). ProFund VP Wireless Communications will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.

Principal Risk Considerations

In addition to the common risks discussed in the "Overview" section beginning on page 12, ProFund VP Wireless Communications is also subject to the following risks:


..    The prices of the securities of wireless communications companies may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered.

..    Fierce competition for market share, and competitive challenges in the U.S.
     from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors.

..    Recent industry consolidation trends may lead to increased regulation of wireless communications companies in their primary markets.

..    Companies in this sector may be thinly capitalized, and may have limited product lines, markets, financial resources or personnel.

..    The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Fund Performance


Because ProFund VP Wireless Communications is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of ProFund VP Wireless Communications during its first year of operations.


Annual Operating Expenses* (as a percentage of average daily net assets)

Investment Advisory Fees          0.75%
Distribution (12b-1) Fees         0.25%
Other Expenses                    0.96%
                                  ----
Total Annual Operating Expenses   1.96%

* The expenses shown do not reflect charges imposed by insurance company separate accounts, which could have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.


Example: This example is intended to help you compare the cost of investing in ProFund VP Wireless Communications with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                                     1 Year   3 Years


ProFund VP Wireless Communications    $199     $615

                                    [picture]

                            ProFund VP Money Market

"During periods when investors want to maintain a neutral exposure to the stock market, the income earned from an investment in ProFund VP Money Market can keep their capital at work."

ProFund VP Money Market

Objective


ProFund VP Money Market seeks as high a level of current income as is consistent with liquidity and preservation of capital.

Strategy

ProFund VP Money Market invests in high-quality, short-term money market instruments. ProFund Advisors anticipates that ProFund VP Money Market will invest primarily in repurchase agreements within applicable credit quality and diversification requirements. Repurchase agreements are agreements to buy securities at one price, with simultaneous agreements to sell back the securities at a future date at an agreed-upon price. In order to maintain a stable share price, it maintains a dollar-weighted average maturity of 90 days or less. Generally, securities in ProFund VP Money Market are valued in U.S. dollars and have remaining maturities of 397 days (about 13 months) or less on their purchase date. ProFund VP Money Market also may invest in securities that have features that reduce their maturities to 397 days or less on their purchase date. ProFund VP Money Market buys U.S. government debt obligations, money market instruments and other debt obligations that at the time of purchase:

..    have received the highest short-term rating from two nationally recognized statistical rating organizations;

..    have received the highest short-term rating from one rating organization
     (if only one organization rates the security);

..    if unrated, are determined to be of similar quality by ProFund Advisors; or

..    have no short-term rating, but are rated in the three highest long-term rating categories, or are determined to be of similar quality by ProFund Advisors.

ProFund VP Money Market may invest primarily in repurchase agreements. The resale price of a repurchase agreement is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. In addition to repurchase agreements, ProFund VP Money Market may invest in high-quality, short-term, dollar-denominated money market instruments paying a fixed, variable or floating interest rate. These include:

..    Debt securities issued by U.S. and foreign banks, financial institutions, and corporations, including certificates of deposit, euro-time deposits, commercial paper (including asset-backed commercial paper), notes, funding agreements and U.S. government securities. Securities that do not satisfy the maturity restrictions for a money market fund may be specifically structured so that they are eligible investments for money market funds. For example, some securities have features which have the effect of shortening the security's maturity.

..    U.S. government securities that are issued or guaranteed by the U.S.
     Treasury, or by agencies or instrumentalities of the U.S. government.

..    Asset-backed securities, which are generally participations in a pool of assets whose payment is derived from the payments generated by the underlying assets. Payments on the asset-backed security generally consist of interest and/or principal.

Because many of the principal investments of ProFund VP Money Market are issued or credit-enhanced by banks and other financial institutions, it may invest more than 25% of its total assets in obligations of domestic banks. ProFund VP Money Market may invest in other types of instruments, as described in the Statement of Additional Information.

Specific Risks and Measures Taken to Limit Them

Repurchase Agreement Risk

A repurchase agreement exposes ProFund VP Money Market to the risk that the party that sells the securities defaults on its obligation to repurchase them. In this circumstance, ProFund VP Money Market can lose money because:

..    it may not be able to sell the securities at the agreed-upon time and price.

..    the securities could lose value before they can be sold.

..    of a default or bankruptcy by a selling institution.

..    of a difficulty in exercising its rights to the collateral.

Credit Risk

A money market instrument's credit quality depends on the issuer's ability to pay interest and repay the debt: the lower the credit rating, the greater the risk that the security's issuer will default, or fail to meet its payment obligations. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for it.

Interest Rate Risk

Money market instruments, and most debt securities, face the risk that the securities will decline in value because of changes in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise. To minimize such price fluctuations, ProFund VP Money Market adheres to the following practices:

..    it limits the dollar-weighted average maturity of the securities held by
     ProFund VP Money Market to 90 days or less. Generally, rates of short-term instruments fluctuate less than longer-term bonds.

..    it primarily buys securities with remaining maturities of 13 months or less. This reduces the risk that the issuer's creditworthiness will change, or that the issuer will default on the principal and interest payments of the obligations.


Market Risk

Although individual securities may outperform their market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions.


Security Selection Risk

While ProFund VP Money Market invests in short-term securities, which by nature are relatively stable investments, the risk remains that the securities selected will not perform as expected. This could cause its yield to lag behind those of similar money market funds.

Concentration Risk

Because ProFund VP Money Market may invest more than 25% of its total assets in the financial services industry, it may be vulnerable to setbacks in that industry. Banks and other financial service companies are highly dependent on short-term interest rates and can be adversely affected by downturns in the U.S. and foreign economies or changes in banking regulations.

Prepayment Risk

When a bond issuer, such as an issuer of asset-backed securities, retains the right to pay off a high-yielding bond before it comes due, ProFund VP Money Market may have to reinvest the proceeds at lower interest rates. Thus, prepayment may reduce its income. It may also create a capital gains tax liability because bond issuers usually pay a premium for the right to pay off bonds early.

Considering a ProFund VP Money Market Investment

Investors can take advantage of ProFund VP Money Market in at least two ways:

..    during periods when investors want to maintain a neutral exposure to the stock market, the income earned from an investment in ProFund VP Money Market can keep their capital at work.

..    ProFund VP Money Market may be used in conjunction with other ProFunds VP to adjust an investor's target exposure to an index.

ProFund VP Money Market Performance

Because ProFund VP Money Market commenced operations on October 29, 2001, it does not yet have a record of performance for a calendar year to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund


The table below describes the estimated fees and expenses you may pay if you buy and hold shares of ProFund VP Money Market during its first year of operations.

Annual Operating Expenses* (as a percentage of average daily net assets)

Investment Advisory Fees          0.75%
Distribution (12b-1) Fees         0.25%
Other Expenses                    0.60%
                                  ----
Total Annual Operating Expenses   1.60%

* The expenses shown do not reflect charges imposed by insurance company separate accounts, which could have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.


Example: This example is intended to help you compare the cost of investing in ProFund VP Money Market with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                          1 Year   3 Years


ProFund VP Money Market    $163     $505

                                [insert picture]

                         General ProFunds VP Information

"Purchases and redemptions of shares are effected at the net asset value per share next determined after receipt and acceptance of a purchase order or receipt of a redemption request."

Calculating Share Prices
(All ProFunds VP Except ProFund VP Money Market)


Each ProFund VP, except ProFund VP UltraEurope, calculates its daily share price on the basis of the net asset value of shares at the close of regular trading on the New York Stock Exchange ("NYSE") (normally, 4:00 p.m., Eastern time) every day the NYSE and the Chicago Mercantile Exchange are open for business. The net asset value of shares of ProFund VP UltraEurope is determined as of the latest close of trading of the three exchanges tracked by the Pro Funds Europe Index (ordinarily 2:00 PM Eastern Time) on each day the NYSE, London Stock Exchange, Frankfurt Stock Exchange and Paris Stock Exchange are open for business.

Purchases and redemptions of shares are effected at the net asset value per share nextdetermined after receipt and acceptance of a purchase order or receipt of a redemption request. If a ProFund VP's portfolio investments trade in markets on days when the ProFund VP's principal trading market(s) is closed, the ProFund VP's net asset value may vary on days when investors cannot purchase or redeem shares.

A ProFund VP values shares by dividing the market value of the ProFund VP's assets, less the ProFund VP's liabilities, by the number of the ProFund VP's outstanding shares.

A ProFund VP's assets are valued primarily on the basis of market quotations. Certain short-term securities are valued on the basis of amortized cost. If market quotations are not readily available or do not accurately reflect fair value for an investment or if an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market), that investment may be valued by another method that the Board of Trustees believes accurately reflects fair value. This procedure incurs the unavoidable risk that the fair value of an investment may be higher or lower than the investment might actually command if the ProFund VP sold it. In the event that a trading halt closes an exchange or market early, or other events result in an exchange or market delaying its normal close, portfolio investments may be valued at fair value, or in a manner that is different from that described above. See the Statement of Additional Information for more details.

The NYSE and the Chicago Mercantile Exchange, a leading market for futures and options, are open every week, Monday through Friday, except when the following holidays are celebrated in 2002: New Year's Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), July 4th, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day. Exchange holiday schedules are subject to change without notice. Either or both of these exchanges may close early on the day before each of these holidays and the day after Thanksgiving Day. If the exchange or market on which a ProFund VP's investments are primarily traded closes early, the net asset value may be calculated prior to its normal calculation time.


The London Stock Exchange, Frankfurt Stock Exchange or Paris Bourse closes for the following holidays in 2002: May Day (May 1), Spring Bank Holiday (May [__]), Pentecost Monday (June [__]), Bastille Day (July 14), Summer Bank Holiday (August [__]), Christmas Day, and Boxing Day (observed December 26). Holidays scheduled for 2002 include: New Year's Day (January 1), Good Friday (April [ ]) and Easter Monday (April 17). Please note that holiday schedules are subject to change without notice.


Calculating ProFund VP Money Market's Share Price

ProFund VP Money Market calculates daily share prices on the basis of the net asset value of its shares at the close of regular trading on the NYSE (normally, 4:00 p.m., Eastern time) every day the NYSE is open for business. If the market for the primary investments in ProFund VP Money Market closes early, ProFund VP Money Market may close early, and it will cease taking transaction requests at such times. The net asset value per share of ProFund VP Money Market will normally be $1.00, although ProFund Advisors cannot guarantee that this will always be the case. ProFund VP Money Market uses the amortized cost method to account for any premiums or discounts above or below the face value of any securities it buys. This method does not reflect daily fluctuations in market value.

Dividends and Distributions

Each of the ProFunds VP intends to declare and distribute to its shareholders annually all of the year's net investment income and net capital gains. Each ProFund VP will reinvest these distributions in additional shares of the ProFund VP making the distribution unless the insurance company separate account has written to request a direct cash contribution.

ProFund VP Money Market and ProFund VP U.S. Government Plus declare dividends from net investment income daily and pay the dividends on a monthly basis. ProFund VP Real Estate declares dividends from net investment income quarterly and pays the dividends on a quarterly basis. ProFund VP Money Market, ProFund VP U.S. Government Plus and ProFund VP Real Estate will pay annually any long-term capital gains as well as any short-term capital gains that they did not distribute during the year, but reserve the right to include in the dividend any short-term capital gains on securities that they sell.

ProFund VP Money Market may revise these policies, postpone the payment of dividends and interest or take other actions in order to maintain a constant net asset value of $1.00 per share.


Purchasing and Redeeming Shares

Shares of the ProFunds VP are available for purchase by insurance company separate accounts to serve as an investment medium for variable insurance contracts, and by qualified pension and retirement plans, certain insurance companies, and ProFund Advisors. Shares of the ProFunds VP are purchased or redeemed at the net asset value per share next determined after receipt and acceptance of a purchase order or receipt of a redemption request. Each ProFund VP reserves the right to reject or refuse, in its discretion, any order for the purchase of its shares, in whole or in part.

Payment for shares redeemed normally will be made within seven days of redemption. The ProFunds VP intend to pay cash for all shares redeemed, but under abnormal conditions which make payment in cash unwise, payment may be made wholly or partly in portfolio securities at their then market value equal to the redemption price. A shareholder may incur brokerage costs in converting such securities to cash. Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining investors.

Investors do not deal directly with the ProFunds VP to purchase or redeem shares. Please refer to the prospectus for the separate account for information on the allocation of premiums and on transfers of accumulated value among sub-accounts of the separate accounts that invest in the ProFunds VP.

The ProFunds VP currently do not foresee any disadvantages to investors if the ProFunds VP served as investment media for both variable annuity contracts and variable life insurance policies. However, it is theoretically possible that the interest of owners of annuity contracts and insurance policies for which a ProFund VP served as an investment medium might at some time be in conflict due to differences in tax treatment or other considerations. The Board of Trustees and each participating insurance company would be required to monitor events to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners, and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the ProFund VP might be required to redeem the investment of one or more of its separate accounts from the ProFund VP, which might force the ProFund VP to sell securities at disadvantageous prices.

The ProFunds VP reserve the right to discontinue offering shares at any time, or to cease investment operations entirely. In the event that a ProFund VP ceases offering its shares, any investments allocated to the ProFund VP may, subject to any necessary regulatory approvals, be invested in another ProFund VP deemed appropriate by the Board of Trustees.


Distribution (12b-1) Plan and Service Fees

Under a distribution plan adopted by the Board of Trustees pursuant to Rule 12b-1 under the Investment Company Act of 1940, each ProFund VP may pay financial intermediaries an annual fee of up to 0.25% of its average daily net assets as reimbursement or compensation for providing or procuring a variety of services relating to the promotion, sale and servicing of shares of the ProFund VP. Over time, fees paid under the plan will increase the cost of your investment and may cost you more than other types of sales charges.

Each ProFund VP may pay insurers for a variety of administrative services provided in connection with offering the ProFunds VP as investment options under contracts issued by the insurers. In addition, ProFund Advisors may pay, out of its own assets and at no cost to the ProFunds VP, amounts to broker-dealers or other financial intermediaries in connection with the provision of services to the ProFunds VP and investors, such as sub-administration, sub-transfer agency and other services, and/or the distribution of ProFund VP shares.

Tax Information

Each ProFund VP intends to qualify as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If each

ProFund VP qualifies as a "regulated investment company" and complies with the appropriate provisions of the Code, each ProFund VP will be relieved of federal income tax on the amounts distributed. Each ProFund VP intends to diversify its investments in a manner intended to comply with tax requirements generally applicable to mutual funds. In addition, each ProFund VP will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. government or an agency or instrumentality of the U.S. government is treated as a security issued by the U.S. government or its agency or instrumentality, whichever is applicable.


If a ProFund VP fails to meet this diversification requirement, income with respect to variable insurance contracts invested in that ProFund VP at any time during the calendar year in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for the prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.

Since the shareholders of the ProFunds VP will be separate accounts, no discussion is included here as to the federal income tax consequences at the shareholder level.

For information concerning the federal income tax consequences to purchasers of the variable life insurance policies and variable annuity contracts, see the prospectus for the relevant variable insurance contract. See the Statement of Additional Information for more information on taxes.

                                    [picture]

                             ProFunds VP Management

"The Board of Trustees is responsible for the general supervision of all series of the Trust, including the ProFunds VP. The Trust's officers are responsible for the day-to-day operations of the ProFunds VP."

Board of Trustees and Officers

The ProFunds VP are series of ProFunds (the "Trust"), a registered investment company. The Board of Trustees is responsible for the general supervision of all series of the Trust, including the ProFunds VP. The Trust's officers are responsible for day-to-day operations of the ProFunds VP.

Investment Adviser


ProFund Advisors LLC, located at 7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland 20814, serves as the investment adviser to all of the ProFunds VP. Founded in 1997, ProFund Advisors provides investment advisory and management services to the ProFunds family of mutual funds, which includes funds not described in this prospectus, totaling approximately $2.1 billion in assets as of December 31, 2001. ProFund Advisors oversees the investment and reinvestment of the assets in each ProFund VP, for which it is entitled to receive annual fees equal to 0.75% of the average daily net assets of each of the ProFunds VP, except ProFund VP Japan, ProFund VP U.S. Government Plus and ProFund VP UltraEurope, for which it is entitled to receive annual fees equal to 0.90%, 0.50% and 0.90%, respectively, of the average daily net assets of each such ProFund VP. During the year ended December 31, 2001, each ProFund VP which had a full year of operations paid ProFund Advisors fees in the following amounts.

Fees Paid (as a percentage of average daily net assets)

-------------------------
Europe 30          0.75%
UltraSmall-Cap     0.75%
UltraOTC           0.75%

Michael L. Sapir, Chairman and Chief Executive Officer of ProFund Advisors LLC since 1997, formerly served as senior vice president of Padco Advisors, Inc., which advised Rydex(R)Funds. In addition, Mr. Sapir practiced law, primarily representing financial institutions for over 13 years, most recently as a partner in a Washington-based law firm. He holds degrees from Georgetown University Law Center (J.D.) and University of Miami (M.B.A. and B.A.).

Louis M. Mayberg, President of ProFund Advisors LLC since 1997, co-founded National Capital Companies, L.L.C., an investment bank specializing in financial service companies mergers and acquisitions and equity underwritings in 1986,and managed its financial services hedge fund. He holds a Bachelor of Business Administration degree with a major in Finance from George Washington University.

William E. Seale, Ph.D., Director of Portfolio for ProFund Advisors LLC since 1997, has more than 30 years of experience in the financial markets. His background includes a five-year presidential appointment as a commissioner of the U.S. Commodity Futures Trading Commission and Chairman of the Finance Department at George Washington University. He earned his degrees at the University of Kentucky.

Each ProFund VP is managed by an investment team chaired by Dr. Seale.

Other Service Providers


BISYS Fund Services ("BISYS"), located at 3435 Stelzer Road, Columbus, Ohio 43219, acts as the administrator to the ProFunds VP, providing operations, compliance and administrative services.


ProFund Advisors also performs client support and administrative services for the ProFunds VP. Each ProFund VP pays a fee of 0.15%, on an annual basis, of its average daily net assets for these services.


Index Information

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500(R)," "500(R)," "S&P MidCap 400," Standard & Poor's Mid-Cap 400," "S&P Small-Cap 600," Standard & Poor's Small-Cap 600," "S&P Mid-Cap 400/BARRA Growth Index," " S&P Mid-Cap 400/BARRA Value Index," "S&P Small-Cap 600/BARRA Growth Index," and "S&P Small-Cap 600/BARRA Value Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by ProFunds. "Russell 2000(R) Index" is a trademark of the Frank Russell Company. "NASDAQ-100 Index(R)" is a trademark of the NASDAQ Stock Markets, Inc. ("NASDAQ"). "Philadelphia Stock Exchange Gold and Silver Sector(SM) Index" is a service mark of the Philadelphia Stock Exchange. The ProFunds VP are not sponsored, endorsed, sold, or promoted by Standard & Poor's, NASDAQ, the Philadelphia Stock Exchange or the Frank Russell Company, and neither Standard & Poor's, NASDAQ, the Philadelphia Stock Exchange nor the Frank Russell Company makes any representations regarding the advisability of investing in the ProFunds VP.

"Dow Jones, "Dow 30," "Dow Jones Industrial Average," "DJIA," and the name of each Dow Jones U.S. index are service marks of Dow Jones & Company, Inc.

Dow Jones does not:

..    Sponsor, endorse, sell or promote the ProFund VP UltraDow 30 or Sector
     ProFunds VP (together, the "ProFunds VP").

..    Recommend that any person invest in the ProFunds VP or any other securities.

..    Have any responsibility or liability for or make any decisions about timing, amount or pricing of the ProFunds VP.

..    Have any responsibility or liability for the administration, management or marketing of the ProFunds VP.

..    Consider the needs of the ProFunds VP or investors in the ProFunds VP in determining, composing or calculating their indices or have any obligation to do so.

Dow Jones will not have any liability in connection with the ProFunds VP. Specifically, Dow Jones does not make any warranty, express or implied, and Dow Jones disclaims any warranty about:

..    The results to be obtained by the ProFunds VP, investors in the ProFunds VP or any other person in connection with the use of the Dow Jones sector indices, the DJIA and the data included in such indices;

..    The accuracy or completeness of the Dow Jones sector indices, the DJIA and their data; or

..    The merchantability and the fitness for a particular purpose or use of the
     Dow Jones sector indices, the DJIA and their data.

Dow Jones will have no liability for any errors, omission or interruptions in the Dow Jones sector indices, the DJIA or their data.

Under no circumstances will Dow Jones be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Dow Jones knows that they might occur.

The licensing agreement between ProFunds and Dow Jones is solely for their benefit and not for the benefit of the investors in the ProFunds VP or any other third parties.

Please see the Statement of Additional Information, which sets forth certain additional disclaimers and limitations of liabilities.

                              Financial Highlights

"This information has been audited by PricwaterhouseCoopers LLP, independent accountants, whose report on the financial statements of the ProFunds VP appears in the annual report of the ProFunds VP for the year ended December 31, 2001"

Financial Highlights

The following tables provide a picture of the performance of the ProFunds VP for each year ended December 31 since inception. Information is presented only for ProFund VP Bull, ProFund VP Small-Cap, ProFund VP OTC, ProFund VP Europe 30, ProFund VP Bull Plus, ProFund VP UltraSmall-Cap, ProFund VP UltraOTC, ProFund VP Bear, ProFund VP Biotechnology, ProFund VP Energy, ProFund VP Financial, ProFund VP Healthcare, ProFund VP Real Estate, ProFund VP Technology, ProFund VP Telecommunications, ProFund VP Utilities and ProFund VP Money Market, as the other ProFunds VP were not open for investment as of December 31, 2001. This information does not reflect charges and fees associated with insurance company separate accounts or any insurance contract for which a ProFund VP is an investment option. The total return information selected represents the rate of return and the per share operating performance that an investor would have earned on an investment in a ProFund VP, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report on the financial statements of the ProFunds VP appears in the annual report of the ProFunds VP for the fiscal year ended December 31, 2001. The annual report is available free of charge by phoning 888-776-3637.

PROFUNDS VP
ProFund VP Bull

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------
Selected data for a share of beneficial interest outstanding throughout the period indicated.

                                                           For the period
                                                       May 1, 2001/(a)/ through
                                                         December 31, 2001
                                                       ------------------------
Net Asset Value, Beginning of Period                         $     30.00
                                                             -----------
Investment Activities:
   Net investment loss                                             (0.11)/(b)/
   Net realized and unrealized losses on investments
      and futures contracts                                        (2.95)
                                                             -----------
   Total loss from investment activities                           (3.06)
                                                             -----------
Net Asset Value, End of Period                               $     26.94
                                                             ===========

Total Return                                                      (10.20)%/(c)/
Ratios/Supplemental Data:
Net assets, end of year                                      $20,585,768
Ratio of expenses to average net assets                             2.25%/(d)/
Ratio of net investment loss to average net assets                 (0.60)%/(d)/
Portfolio turnover                                                   325%

----------
/(a)/ Commencement of operations.
/(b)/ Per share net investment loss has been calculated using the daily average shares method.
/(c)/ Not annualized.
/(d)/ Annualized.

PROFUNDS VP
ProFund VP Small-Cap
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------
Selected data for a share of beneficial interest outstanding throughout the period indicated.

                                                            For the period
                                                       May 1, 2001/(a)/ through
                                                          December 31, 2001
                                                       -----------------------

Net Asset Value, Beginning of Period                         $     30.00
                                                             -----------
Investment Activities:
   Net investment loss                                             (0.10)/(b)/
   Net realized and unrealized losses on investments
      and futures contracts                                        (1.34)
                                                             -----------
   Total loss from investment activities                           (1.44)
                                                             -----------
Net Asset Value, End of Period                               $     28.56
                                                             ===========

Total Return                                                       (4.80)%/(c)/
Ratios/Supplemental Data:
Net assets, end of year                                      $19,964,980
Ratio of expenses to average net assets                             2.25%/(d)/
Ratio of net investment loss to average net assets                 (0.53)%/(d)/
Ratio of expenses to average net assets*                            2.65%/(d)/
Portfolio turnover                                                  2627%

----------
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

/(a)/ Commencement of operations.
/(b)/ Per share net investment loss has been calculated using the daily average shares method.
/(c)/ Not annualized.
/(d)/ Annualized.

PROFUNDS VP
ProFund VP OTC

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------
Selected data for a share of beneficial interest outstanding throughout the period indicated.

                                                            For the period
                                                       January 22, 2001/(a)/ through
                                                           December 31, 2001
                                                       -----------------------------
Net Asset Value, Beginning of Period                          $     30.00
                                                              -----------
Investment Activities:
   Net investment loss                                              (0.27)/(b)/
   Net realized and unrealized losses on investments
     and futures contracts                                         (12.20)
                                                              -----------
   Total loss from investment activities                           (12.47)
                                                              -----------
Net Asset Value, End of Period                                $     17.53
                                                              ===========

Total Return                                                       (41.57)%/(c)/
Ratios/Supplemental Data:
Net assets, end of year                                       $70,774,480
Ratio of expenses to average net assets                              1.91%/(d)/
Ratio of net investment loss to average net assets                  (1.61)%/(d)/
Portfolio turnover                                                    918%

----------
/(a)/ Commencement of operations.
/(b)/ Per share net investment loss has been calculated using the daily average shares method.
/(c)/ Not annualized.
/(d)/ Annualized.

PROFUNDS VP
ProFund VP Europe 30

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

                                                                  For the             For the               For the period
                                                                 year ended          year ended       October 18, 1999/(a)/ through
                                                              December 31, 2001   December 31, 2000        December 31, 1999
                                                              -----------------   -----------------   -----------------------------
Net Asset Value, Beginning of Period                           $     31.98          $     36.82              $    30.00
                                                               -----------          -----------              ----------
Investment Activities:
  Net investment income/(loss)                                       (0.04)/(b)/           0.09/(b)/              (0.04)
  Net realized and unrealized gains/(losses) on investments
    and futures contracts                                            (7.68)               (4.79)                   6.86
                                                               -----------          -----------              ----------
  Total income/(loss) from investment activities                     (7.72)               (4.70)                   6.82
                                                               -----------          -----------              ----------
Distributions to Shareholders From:
  Net realized gains on investments and futures contracts               --                (0.13)                     --
  In excess of net realized gains on investments
    and futures contracts                                               --                (0.01)                     --
                                                               -----------          -----------              ----------
  Total distributions                                                   --                (0.14)                     --
                                                               -----------          -----------              ----------
Net Asset Value, End of Period                                 $     24.26          $     31.98              $    36.82
                                                               ===========          ===========              ==========

Total Return                                                        (24.14)%             (12.75)%                 22.73%/(c)/
Ratios/Supplemental Data:
Net assets, end of year                                        $52,253,162          $25,003,610              $3,262,131
Ratio of expenses to average net assets                               1.89%                1.65%                   1.78%/(d)/
Ratio of net investment income/(loss) to average net assets          (0.14)%               0.26%                  (1.00)%/(d)/
Ratio of expenses to average net assets*                              1.89%                1.65%                   2.39%/(d)/
Portfolio turnover                                                    1002%                1434%                    100%

----------
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

/(a)/ Commencement of operations.
/(b)/ Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/ Not annualized.
/(d)/ Annualized.

PROFUNDS VP
ProFund VP Bull Plus

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------
Selected data for a share of beneficial interest outstanding throughout the period indicated.

                                                             For the period
                                                      January 22, 2001/(a)/ through
                                                            December 31, 2001
                                                      -----------------------------
Net Asset Value, Beginning of Period                      $     30.00
                                                          -----------
Investment Activities:
  Net investment loss                                           (0.09)/(b)/
  Net realized and unrealized losses on investments
    and futures contracts                                       (7.20)
                                                          -----------
  Total loss from investment activities                         (7.29)
                                                          -----------
Net Asset Value, End of Period                            $     22.71
                                                          ===========

Total Return                                                   (24.30)%/(c)/
Ratios/Supplemental Data:
Net assets, end of year                                   $64,185,852
Ratio of expenses to average net assets                          1.94%/(d)/
Ratio of net investment loss to average net assets              (0.42)%/(d)/
Portfolio turnover                                                682%

/(a)/ Commencement of operations.
/(b)/ Per share net investment loss has been calculated using the daily average shares method.
/(c)/ Not annualized.
/(d)/ Annualized.

PROFUNDS VP
ProFund VP UltraSmall-Cap

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

                                                                   For the             For the            For the period
                                                                 year ended           year ended      October 18, 1999/(a)/ through
                                                              December 31, 2001   December 31, 2000      December 31, 1999
                                                              -----------------   -----------------   -----------------------------
Net Asset Value, Beginning of Period                           $     27.61         $     35.99               $    30.00
                                                               -----------         -----------               ----------
Investment Activities:
   Net investment income/(loss)                                      (0.17)/(b)/         (0.04)/(b)/               0.06
   Net realized and unrealized gains/(losses) on
      investments and futures contracts                              (1.93)              (7.90)                    5.93
                                                               -----------         -----------               ----------
   Total income/(loss) from investment activities                    (2.10)              (7.94)                    5.99
                                                               -----------         -----------               ----------
Distributions to Shareholders From:
   Net investment income                                                --               (0.02)                      --
   Net realized gains on investments and futures contracts              --               (0.40)                      --
   In excess of net realized gains on investments
      and futures contracts                                             --               (0.02)                      --
                                                               -----------         -----------               ----------
   Total distributions                                                  --               (0.44)                      --
                                                               -----------         -----------               ----------
Net Asset Value, End of Period                                 $     25.51         $     27.61               $    35.99
                                                               ===========         ===========               ==========

Total Return                                                         (7.61)%            (22.14)%                  19.97%/(c)/
Ratios/Supplemental Data:
Net assets, end of year                                        $89,040,827         $33,387,952               $9,803,920
Ratio of expenses to average net assets                               2.11%               1.95%                    1.70%/(d)/
Ratio of net investment income/(loss) to average net assets          (0.69)%             (0.12)%                   1.75%/(d)/
Ratio of expenses to average net assets*                              2.11%               2.24%                    2.53%/(d)/
Portfolio turnover                                                     842%               1971%                     686%

----------
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

/(a)/ Commencement of operations.
/(b)/ Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/ Not annualized.
/(d)/ Annualized.

PROFUNDS VP
ProFund VP UltraOTC

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

                                                               For the             For the              For the period
                                                             year ended          year ended         October 18, 1999/(a)/ through
                                                          December 31, 2001   December 31, 2000        December 31, 1999
                                                          -----------------   -----------------     -----------------------------
Net Asset Value, Beginning of Period                      $      15.44        $      70.93                 $     30.00
                                                          ------------        ------------                 -----------
Investment Activities:
   Net investment loss                                           (0.11)/(b)/           (0.40)/(b)/                   (0.06)
   Net realized and unrealized gains/(losses) on
      investments, futures contracts and swap contracts         (10.50)             (51.29)                      40.99
                                                          ------------        ------------                 -----------
   Total income/(loss) from investment activities               (10.61)             (51.69)                      40.93
                                                          ------------        ------------                 -----------
Distributions to Shareholders From:
   Net realized gains on investments
      and futures contracts                                         --               (2.25)                         --
   In excess of net realized gains on investments
      and futures contracts                                         --               (1.55)                         --
                                                          ------------        ------------                 -----------
   Total distributions                                              --               (3.80)                         --
                                                          -----------        ------------                 -----------
Net Asset Value, End of Period                            $       4.83        $      15.44                 $     70.93
                                                          ============        ============                 ===========

Total Return                                                    (68.72)%            (73.37)%                    136.43%/(c)/
Ratios/Supplemental Data:
Net assets, end of year                                   $102,131,351        $115,497,878                 $67,897,587
Ratio of expenses to average net assets                           1.95%               1.65%                       1.65%/(d)/
Ratio of net investment loss to average net assets               (1.60)%             (0.79)%                     (0.77)%/(d)/
Ratio of expenses to average net assets*                          1.95%               1.65%                       1.97%/(d)/
Portfolio turnover                                                 465%                683%                        101%

----------
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

/(a)/ Commencement of operations.
/(b)/ Per share net investment loss has been calculated using the daily average shares method.
/(c)/ Not annualized.
/(d)/ Annualized.

PROFUNDS VP
ProFund VP Bear

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------
Selected data for a share of beneficial interest outstanding throughout the period indicated.

                                                               For the period
                                                       January 22, 2001/(a)/ through
                                                             December 31, 2001
                                                       -----------------------------
Net Asset Value, Beginning of Period                           $     30.00
                                                               -----------
Investment Activities:
   Net investment income                                              0.26/(b)/
   Net realized and unrealized gains on investments
      and futures contracts                                           4.81/(c)/
                                                               -----------
   Total income from investment activities                            5.07
                                                               -----------
Net Asset Value, End of Period                                 $     35.07
                                                               ===========

Total Return                                                         16.90%/(d)/
Ratios/Supplemental Data:
Net assets, end of year                                        $37,290,245
Ratio of expenses to average net assets                               1.89%/(e)/
Ratio of net investment income to average net assets                  0.77%/(e)/
Portfolio turnover                                                    1144%

----------
/(a)/ Commencement of operations.
/(b)/ Per share net investment income has been calculated using the daily average shares method.
/(c)/ The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
/(d)/ Not annualized.
/(e)/ Annualized.

PROFUNDS VP
ProFund VP Biotechnology

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------
Selected data for a share of beneficial interest outstanding throughout the period indicated.

                                                              For the period
                                                       January 22, 2001/(a)/ through
                                                             December 31, 2001
                                                       -----------------------------
Net Asset Value, Beginning of Period                            $     30.00
                                                                -----------
Investment Activities:
   Net investment loss                                                (0.48)/(b)/
   Net realized and unrealized losses on investments                  (4.08)
                                                                -----------
   Total loss from investment activities                              (4.56)
                                                                -----------
Net Asset Value, End of Period                                  $     25.44
                                                                ===========

Total Return                                                         (15.20)%/(c)/
Ratios/Supplemental Data:
Net assets, end of year                                         $44,246,962
Ratio of expenses to average net assets                                2.03%/(d)/
Ratio of net investment loss to average net assets                    (1.98)%/(d)
Portfolio turnover                                                     1044%

----------
/(a)/ Commencement of operations.
/(b)/ Per share net investment loss has been calculated using the daily average shares method.
/(c)/ Not annualized.
/(d)/ Annualized.

PROFUNDS VP
ProFund VP Energy

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------
Selected data for a share of beneficial interest outstanding throughout the period indicated.

                                                               For the period
                                                       January 22, 2001/(a)/ through
                                                             December 31, 2001
                                                       -----------------------------
Net Asset Value, Beginning of Period                            $     30.00
                                                                -----------
Investment Activities:
   Net investment loss                                                   --/(b)/
   Net realized and unrealized losses on investments                  (2.07)
                                                                -----------
   Total loss from investment activities                              (2.07)
                                                                -----------
Net Asset Value, End of Period                                  $     27.93
                                                                ===========

Total Return                                                          (6.90)%/(c)/
Ratios/Supplemental Data:
Net assets, end of year                                         $24,006,712
Ratio of expenses to average net assets                                2.05%/(d)/
Ratio of net investment loss to average net assets                    (0.01)%/(d)/
Portfolio turnover                                                     1169%

----------
/(a)/ Commencement of operations.
/(b)/ Per share net investment loss has been calculated using the daily average shares method. Amount is less than 0.005 per share.
/(c)/ Not annualized.
/(d)/ Annualized.

PROFUNDS VP
ProFund VP Financial

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------
Selected data for a share of beneficial interest outstanding throughout the period indicated.

                                                                For the period
                                                         January 22, 2001/(a)/ through
                                                               December 31, 2001
                                                         -----------------------------
Net Asset Value, Beginning of Period                           $     30.00
                                                               -----------
Investment Activities:
   Net investment income                                              0.04/(b)/
   Net realized and unrealized losses on investments                 (2.02)
                                                               -----------
   Total loss from investment activities                             (1.98)
                                                               -----------
Net Asset Value, End of Period                                 $     28.02
                                                               ===========

Total Return                                                         (6.60)%/(c)/
Ratios/Supplemental Data:
Net assets, end of year                                        $20,088,893
Ratio of expenses to average net assets                               2.10%/(d)/
Ratio of net investment income to average net assets                  0.16%/(d)/
Portfolio turnover                                                    1330%

----------
/(a)/ Commencement of operations.
/(b)/ Per share net investment income has been calculated using the daily average shares method.
/(c)/ Not annualized.
/(d)/ Annualized.

PROFUNDS VP
ProFund VP Healthcare

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------
Selected data for a share of beneficial interest outstanding throughout the period indicated.

                                                                For the period
                                                         January 22, 2001/(a)/ through
                                                               December 31, 2001
                                                         -----------------------------
Net Asset Value, Beginning of Period                           $     30.00
                                                               -----------
Investment Activities:
   Net investment loss                                               (0.30)/(b)/
   Net realized and unrealized losses on investments                 (1.27)
                                                               -----------
   Total loss from investment activities                             (1.57)
                                                               -----------
Net Asset Value, End of Period                                 $     28.43
                                                               ===========

Total Return                                                         (5.23)%/(c)/
Ratios/Supplemental Data:
Net assets, end of year                                        $33,227,245
Ratio of expenses to average net assets                               2.06%/(d)/
Ratio of net investment loss to average net assets                   (1.10)%/(d)/
Portfolio turnover                                                    1032%

----------
/(a)/ Commencement of operations.
/(b)/ Per share net investment loss has been calculated using the daily average shares method.
/(c)/ Not annualized.
/(d)/ Annualized.

PROFUNDS VP
ProFund VP Real Estate

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------
Selected data for a share of beneficial interest outstanding throughout the period indicated.

                                                                For the period
                                                         January 22, 2001(a) through
                                                               December 31, 2001
                                                         ---------------------------
Net Asset Value, Beginning of Period                           $     30.00
                                                               -----------
Investment Activities:
   Net investment income                                              1.53/(b)/
   Net realized and unrealized gains on investments                   1.19/(c)/
                                                               -----------
   Total income from investment activities                            2.72
                                                               -----------
Net Asset Value, End of Period                                 $     32.72
                                                               ===========

Total Return                                                          9.07%/(d)/
Ratios/Supplemental Data:
Net assets, end of year                                        $39,413,851
Ratio of expenses to average net assets                               1.99%/(e)/
Ratio of net investment income to average net assets                  5.01%/(e)/
Portfolio turnover                                                     753%

----------
/(a)/ Commencement of operations.
/(b)/ Per share net investment income has been calculated using the daily average shares method.
/(c)/ The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
/(d)/ Not annualized.
/(e)/ Annualized.

PROFUNDS VP
ProFund VP Technology

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------
Selected data for a share of beneficial interest outstanding throughout the period indicated.

                                                                For the period
                                                         January 22, 2001/(a)/ through
                                                               December 31, 2001
                                                         -----------------------------
Net Asset Value, Beginning of Period                            $     30.00
                                                                -----------
Investment Activities:
   Net investment loss                                                (0.34)/(b)/
   Net realized and unrealized losses on investments                 (11.69)
                                                                -----------
   Total loss from investment activities                             (12.03)
                                                                -----------
Net Asset Value, End of Period                                  $     17.97
                                                                ===========

Total Return                                                         (40.10)%/(c)/
Ratios/Supplemental Data:
Net assets, end of year                                         $15,409,820
Ratio of expenses to average net assets                                2.10%/(d)/
Ratio of net investment loss to average net assets                    (1.91)%/(d)/
Portfolio turnover                                                     2548%

----------
/(a)/ Commencement of operations.
/(b)/ Per share net investment loss has been calculated using the daily average shares method.
/(c)/ Not annualized.
/(d)/ Annualized.

PROFUNDS VP
ProFund VP Utilities

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------
Selected data for a share of beneficial interest outstanding throughout the period indicated.

                                                              For the period
                                                         January 22, 2001/(a)/ through
                                                             December 31, 2001
                                                         -----------------------------
Net Asset Value, Beginning of Period                            $     30.00
                                                                -----------
Investment Activities:
   Net investment income                                               0.39/(b)/
   Net realized and unrealized losses on investments                  (5.70)
                                                                -----------
   Total loss from investment activities                              (5.31)
                                                                -----------
Net Asset Value, End of Period                                  $     24.69
                                                                ===========

Total Return                                                         (17.70)%/(c)/
Ratios/Supplemental Data:
Net assets, end of year                                         $13,420,425
Ratio of expenses to average net assets                                2.05%/(d)/
Ratio of net investment income to average net assets                   1.44%/(d)/
Portfolio turnover                                                     1008%

----------
/(a)/ Commencement of operations.
/(b)/ Per share net investment income has been calculated using the daily average shares method.
/(c)/ Not annualized.
/(d)/ Annualized.

PROFUNDS VP
ProFund VP Money Market

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout the period indicated.

                                                              For the period
                                                         October 29, 2001/(a)/ through
                                                             December 31, 2001
                                                         -----------------------------
Net Asset Value, Beginning of Period                            $     1.000
                                                                -----------
Investment Activities:
   Net investment income                                              0.001
                                                                -----------
Distributions to Shareholders From:
   Net investment income                                             (0.001)
                                                                -----------
Net Asset Value, End of Period                                  $     1.000
                                                                ===========

Total Return                                                           0.08%/(b)/
Ratios/Supplemental Data:
Net assets, end of year                                         $60,979,654
Ratio of expenses to average net assets                                1.60%/(c)/
Ratio of net investment income to average net assets                   0.27%/(c)/

----------
/(a)/ Commencement of operations.
/(b)/ Not annualized.
/(c)/ Annualized.

[Back Cover]


Additional information about certain of the investments of the ProFunds VP is available in the annual and semi-annual reports to shareholders of the ProFunds VP. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected performance during the fiscal year covered by the report.

You can find more detailed information about each of the ProFunds VP in their current Statement of Additional Information dated May 1, 2002, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is incorporated by reference into, and is legally a part of, this prospectus. To receive your free copy of a Statement of Additional Information, or if you have questions about investing in the ProFunds VP, write to us at:


ProFunds

P.O. Box 182800

Columbus, OH 43218-2800

or call our toll-free numbers:

(888) PRO-FNDS (888) 776-3637 For Investors

(888) PRO-5717 (888) 776-5717 Institutions and Financial Professionals Only

or visit our website www.profunds.com.

You can find other information about the ProFunds VP on the SEC's website (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by electronic request at publicinfo@sec.gov or by writing
                                               ------------------
to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the ProFunds VP, including their Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information on the Public Reference Room, call the SEC at 1-202-942-8090.

ProFunds and the Bull & Bear design, Ultra, UltraSector and Innovations in Indexing are trademarks of ProFund Advisors LLC.

ProFunds Executive Offices

Bethesda, MD

[Logo]

Investment Company Act No. 811-08239

                                    PROFUNDS

                       STATEMENT OF ADDITIONAL INFORMATION


                        7501 WISCONSIN AVENUE, SUITE 1000


                            BETHESDA, MARYLAND 20814

                       (888) 776-3637 RETAIL SHAREHOLDERS
         (888) 776-5717 (INSTITUTIONS AND FINANCIAL PROFESSIONALS ONLY)


     This Statement of Additional Information ("SAI") describes Bull ProFund, Mid-Cap ProFund, Small-Cap ProFund, OTC ProFund, Asia 30 ProFund, Europe 30 ProFund (formerly the UltraEurope ProFund), Mid-Cap Value ProFund, Mid-Cap Growth ProFund, Small-Cap Value ProFund, Small-Cap Growth ProFund, U.S. Government Plus ProFund, UltraBull ProFund, UltraDow 30 ProFund, UltraMid-Cap ProFund, UltraSmall-Cap ProFund, UltraOTC ProFund, UltraJapan ProFund, Bear ProFund, Short OTC ProFund, Short Small-Cap ProFund, Rising Rates Opportunity ProFund, UltraBear ProFund, UltraShort OTC ProFund, Money Market ProFund, and 21 "UltraSector ProFunds," which include: Airlines UltraSector ProFund, Banks UltraSector ProFund, Basic Materials UltraSector ProFund, Biotechnology UltraSector ProFund, Consumer Cyclical UltraSector ProFund, Consumer Non-Cyclical UltraSector ProFund, Energy UltraSector ProFund, Financial UltraSector ProFund, Healthcare UltraSector ProFund, Industrial UltraSector ProFund, Internet UltraSector ProFund, Leisure Goods & Services UltraSector ProFund, Oil Drilling Equipment & Services UltraSector ProFund, Pharmaceuticals UltraSector ProFund, Precious Metals UltraSector ProFund, Real Estate UltraSector ProFund, Semiconductor UltraSector ProFund, Technology UltraSector ProFund, Telecommunications UltraSector ProFund, Utilities UltraSector ProFund, and Wireless Communications UltraSector ProFund (each, a "ProFund", and collectively, the "ProFunds"). Each ProFund offers two classes of shares:
Investor Class Shares and Service Class Shares. The ProFunds may be used by professional money managers and investors as part of an asset-allocation or market-timing investment strategy or to create specified investment exposure to a particular segment of the securities market or to hedge an existing investment portfolio. Each non-money-market ProFund seeks investment results that correspond each day to a specified benchmark. The ProFunds may be used independently or in combination with each other as part of an overall investment strategy. Additional ProFunds may be created from time to time.

     Money Market ProFund seeks a high level of current income consistent with liquidity and the preservation of capital through investment in high quality money market instruments. Unlike other mutual funds, Money Market ProFund currently seeks to achieve its investment objective by investing all of its investable assets in the Cash Management Portfolio (the "Portfolio"), a separate investment company with an identical investment objective. The performance of Money Market ProFund will correspond directly to the investment performance of the Portfolio.


     The ProFunds involve special risks, some not traditionally associated with mutual funds. Investors should carefully review and evaluate these risks in considering an investment in the ProFunds to determine whether an investment in a particular ProFund is appropriate. None of the ProFunds alone constitutes a balanced investment plan. Each non-money market ProFund is not intended for investors whose principal objective is current income or preservation of capital. Because of the inherent risks in any investment, there can be no assurance that the ProFunds' investment objectives will be achieved.


     This SAI is not a prospectus. It should be read in conjunction with ProFunds' Prospectus, dated May 1, 2002, which incorporates this SAI by reference. The financial statements and related report of the independent accountants included in the ProFunds' annual report for the fiscal year ended December 31, 2001, are incorporated by reference into this SAI. A copy of the Prospectus or Annual Report is available, without charge, upon request to the address above or by telephone at the numbers above.

     The date of this SAI is May 1, 2002.

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS


                                                                    PAGE

PROFUNDS..............................................................3
INVESTMENT POLICIES AND TECHNIQUES....................................3
INVESTMENT RESTRICTIONS..............................................23
DETERMINATION OF NET ASSET VALUE.....................................27
PORTFOLIO TRANSACTIONS AND BROKERAGE.................................28
MANAGEMENT OF PROFUNDS...............................................32
COSTS AND EXPENSES...................................................47
ORGANIZATION AND DESCRIPTION OF SHARES OF BENEFICIAL INTEREST........47
CAPITALIZATION.......................................................48
TAXATION.............................................................68
PERFORMANCE INFORMATION..............................................73
FINANCIAL STATEMENTS.................................................81
APPENDIX A - PROFUNDS EUROPE 30 INDEX...............................A-1
APPENDIX B - PROFUNDS ASIA 30 INDEX.................................B-1
APPENDIX C - DESCRIPTION OF SECURITIES RATINGS......................C-1

                                    PROFUNDS

     ProFunds (the "Trust") is an open-end management investment company that currently comprises multiple separate series. Forty-five series are discussed herein and other series may be added in the future. The ProFunds may be used independently or in combination with each other as part of an overall investment strategy. Shares of any ProFund may be exchanged, without any charge, for shares of any other ProFund on the basis of the respective net asset values of the shares involved; provided, that, in connection with exchanges for shares of the ProFund, certain minimum investment levels are maintained (see "Shareholders Services -- Exchanging ProFund Shares" in the Prospectus).

GENERAL


     Reference is made to the Prospectus for a discussion of the investment objectives and policies of the ProFunds. In addition, set forth below is further information relating to the ProFunds. The discussion below supplements and should be read in conjunction with the Prospectus. Portfolio management is provided to the non-money market ProFunds by ProFund Advisors LLC, a Maryland limited liability company with offices at 7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland (the "Advisor"). Money Market ProFund currently invests all of its investable assets in the Cash Management Portfolio (the "Portfolio"), which has as its investment adviser Deutsche Asset Management, Inc. ("DeAM, Inc."), 130 Liberty St. (One Bankers Trust Plaza), New York, New York 10006.


     The investment restrictions of the ProFunds specifically identified as fundamental policies may not be changed without the affirmative vote of at least a majority of the outstanding voting securities of that ProFund, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The investment objectives and all other investment policies of the ProFunds not specified as fundamental (including the benchmarks of the ProFunds) may be changed by the Trustees of the ProFunds without the approval of shareholders.

     It is the policy of the non-money market ProFunds to pursue their investment objectives of correlating with their benchmarks regardless of market conditions, to remain nearly fully invested and not to take defensive positions.

     The investment strategies of the ProFunds discussed below, and as discussed in the Prospectus, may be used by a ProFund if, in the opinion of the Advisor, these strategies will be advantageous to the ProFund. A ProFund is free to reduce or eliminate its activity in any of these areas without changing the ProFund's fundamental policies. There is no assurance that any of these strategies or any other strategies and methods of investment available to a ProFund will result in the achievement of the ProFund's objectives.

                INVESTMENT POLICIES, TECHNIQUES AND RELATED RISKS

     A non-money market ProFund may consider changing its benchmark if, for example, the current benchmark becomes unavailable; the Board of Trustees believes that the current benchmark no longer serves the investment needs of a majority of shareholders or another benchmark better serves their needs; or the financial or economic environment makes it difficult for its investment results to correspond sufficiently to its current benchmark. If believed appropriate, a ProFund may specify a benchmark for itself that is "leveraged" or proprietary. Of course, there can be no assurance that a ProFund will achieve its objective.


     ProFunds listed below have non-fundamental investment policies obligating such a ProFund to commit, under normal market conditions, at least 80% of its assets to investments with investment characteristics similar to the type of investments suggested by its name. For purposes of such an investment policy, "assets" includes the ProFund's net assets, as well as any amounts borrowed for investment purposes. In addition, for purposes of such an investment policy, "assets" includes not only the amount of a ProFund's net assets attributable to investments directly providing investment exposure to the type of investments suggested by its name (e.g., the value of stocks, or the value of derivative instruments such as futures, options or options on futures), but also the amount of the ProFund's net assets that are segregated on the ProFund's books and records or otherwise used to offset such investment exposure, as required by applicable regulatory guidance. The Trust's Board of Trustees has adopted a policy to provide investors with at least 60 days' notice prior to any change in such an investment policy.

     Mid-Cap ProFund, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have investment characteristics similar to mid-cap companies.

     Small-Cap ProFund, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have investment characteristics similar to small-cap companies.

     Asia 30 ProFund, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have investment characteristics similar to Asian companies.

     Europe 30 ProFund, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have investment characteristics similar to European companies.

     Mid-Cap Value ProFund, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have investment characteristics similar to mid-cap companies.

     Mid-Cap Growth ProFund, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have investment characteristics similar to mid-cap companies.

     Small-Cap Value ProFund, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have investment characteristics similar to small-cap companies.

     Small-Cap Growth ProFund, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have investment characteristics similar to small-cap companies.

     U.S. Government Plus ProFund, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have investment characteristics similar to most recently issued 30-year U.S. Treasury Bond.

     UltraDow 30 ProFund, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have investment characteristics similar to securities in the Dow Jones Industrial Average.

     UltraMid-Cap ProFund, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have investment characteristics similar to mid-cap companies.

     UltraSmall-Cap ProFund, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have investment characteristics similar to small-cap companies.

     UltraJapan ProFund, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have investment characteristics similar to Japanese companies.

     Short Small-Cap ProFund, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have investment characteristics similar to small-cap companies.

     Airlines UltraSector ProFund, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have investment characteristics similar to airline companies.

     Banks UltraSector ProFund, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have investment characteristics similar to bank companies.

     Basic Materials UltraSector ProFund, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have investment characteristics similar to basic materials companies.

     Biotechnology UltraSector ProFund, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have investment characteristics similar to biotechnology companies.

     Consumer Cyclical UltraSector ProFund, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have investment characteristics similar to consumer-cyclical companies.

     Consumer Non-Cyclical UltraSector ProFund, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have investment characteristics similar to consumer non-cyclical companies.

     Energy UltraSector ProFund, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have investment characteristics similar to energy companies.

     Financial UltraSector ProFund, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have investment characteristics similar to financial companies.

     Healthcare UltraSector ProFund, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have investment characteristics similar to healthcare companies.

     Industrial UltraSector ProFund, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have investment characteristics similar to industrial companies.

     Internet UltraSector ProFund, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have investment characteristics similar to internet companies.

     Leisure Goods & Services UltraSector ProFund, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have investment characteristics similar to leisure goods and services companies.

     Oil Drilling Equipment & Services UltraSector ProFund, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have investment characteristics similar to oil drilling equipment and services companies.

     Pharmaceuticals UltraSector ProFund, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have investment characteristics similar to pharmaceutical companies.

     Precious Metals UltraSector ProFund, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have investment characteristics similar to precious metals companies.

     Real Estate UltraSector ProFund, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have investment characteristics similar to real estate companies.

     Semiconductor UltraSector ProFund, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have investment characteristics similar to semiconductor companies.

     Technology UltraSector ProFund, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have investment characteristics similar to technology companies.

     Telecommunications UltraSector ProFund, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have investment characteristics similar to telecommunications companies.

     Utilities UltraSector ProFund, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have investment characteristics similar to utilities companies.

     Wireless Communications UltraSector ProFund, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have investment characteristics similar to wireless communication companies.

     Fundamental securities analysis is not generally used by the Advisor in seeking to correlate with the ProFunds' respective benchmarks. Rather, the Advisor primarily uses statistical or mathematical analysis to determine the investments a non-money market ProFund makes and techniques it employs. While the Advisor attempts to minimize any "tracking error" (the statistical measure of the difference between the investment results of a ProFund and the performance of its benchmark), certain factors will tend to cause a ProFund's investment results to vary from a perfect correlation to its benchmark. See "Special Considerations."


     Additional information concerning the characteristics of the investments of the ProFunds is set forth below.

EQUITY SECURITIES


     The ProFunds (other than U.S. Government Plus, Rising Rates Opportunity ProFund and Money Market ProFund) may invest in equity securities. The market price of securities owned by a ProFund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. The value of a security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services. Equity securities generally have greater price volatility than fixed income securities, and the ProFunds are particularly sensitive to these market risks.

FOREIGN INVESTMENT RISK


     Each ProFund (other than U.S. Government Plus, Rising Rates Opportunity ProFund and Money Market ProFund) may invest in securities of foreign issuers and may invest in securities traded principally in securities markets outside the United States and/or securities denominated in foreign currencies (together, "foreign securities"). Special U.S. tax considerations may apply to a ProFund's investment in foreign securities. In addition, investors should consider carefully the potentially substantial risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments. There is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments which could affect investments in securities of issuers in foreign nations. Some countries may withhold portions of interest and dividends at the source. In addition, in many countries there is less publicly available information about issuers than is available in reports about companies in the United States. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Further, the ProFunds may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. Commission rates in foreign countries, which are sometimes fixed rather than subject to negotiation as in the United States, are likely to be higher. Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets, which may affect the timing of the ProFunds' receipt of proceeds from its portfolio securities transactions. In many foreign countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. The foreign securities markets of many of the countries in which the ProFunds may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States.


     Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. These risks may include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict the ProFunds' investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in Eastern Europe and other areas may be slowed or reversed by unanticipated political or social events in such countries.

     Investments in developing countries may involve risks of nationalization, expropriation and confiscatory taxation. In this event, the ProFunds could lose a substantial portion of any investments they have made in the affected countries. Further, no accounting standards exist in certain countries. Finally, even though certain foreign currencies may be convertible into United States dollars, the conversion rates may be artificial to the actual market values and may be adverse to the ProFunds' shareholders.


     Each non-money market ProFund also may invest in New York shares (or "direct shares"). New York shares are foreign stocks, denominated in U.S. dollars, traded on U.S. exchanges without being converted into American Depositary Receipts ("ADRs"). These foreign stocks come from countries like the Netherlands, Israel, Italy, or Bolivia, that don't restrict the trading of their stocks on other nations' exchanges.

     The Europe 30 ProFund, Asia 30 ProFund, and UltraJapan ProFund are subject to the general risks associated with foreign investment. Because each of these ProFunds focuses its investments in a particular geographical region or country, it may experience the general risks discussed above to a heightened degree or may be exposed to risks specific to the region or country in which it invests, as described below.

Investment in Europe
--------------------

          The Europe 30 ProFund focuses its investments in securities providing economic exposure to companies located or operating in Europe. Securities traded in certain emerging European securities markets may be subject to risks due to the inexperience of financial intermediaries, the lack of modern technology and the lack of a sufficient capital base to expand business operations. Additionally, former Communist regimes of a number of Eastern European countries have expropriated a large amount of property, the claims of which have not been entirely settled. There can be no assurance that an investment in certain European countries would not also be expropriated, nationalized or otherwise confiscated.

          The securities markets of many European countries are relatively small, with the majority of market capitalization and trading volume concentrated in a limited number of companies representing a small number of industries. Consequently, a portfolio invested in securities of European companies may experience greater price volatility and significantly lower liquidity than a portfolio invested in equity securities of U.S. companies. These markets may be subject to greater influence by adverse events generally affecting the market, and by large investors trading significant blocks of securities, than is usual in the U.S. Securities settlements may in some instances be subject to delays and related administrative uncertainties.

          Foreign investment in the securities markets of certain European countries is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the cost and expenses of an investment. As illustrations, certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment by foreign persons to only a specific class of securities of a company which may have less advantageous terms than securities of the company available for purchase by nationals. In addition, the repatriation of both investment income and capital from certain of the countries is controlled under regulations, including in some cases the need for certain advance governmental notification or authority. Investments in these countries could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation.

          Issuers of securities in some European jurisdictions are not subject to the same degree of regulation as are U.S. issuers with respect to such matters as insider trading rules, restrictions on market manipulation, shareholder proxy requirements and timely disclosure of information. The reporting, accounting and auditing standards of European countries differ from U.S. standards in important respects and less information is available to investors in securities of European companies than to investors in U.S. securities.

Investment in Asia
------------------

          The Asia 30 ProFund focuses its investments in securities of companies in the ProFunds Asia 30 Index. Currently, the ProFunds Asia 30 Index comprises companies located or operating in Australia, China, Hong Kong, India, Indonesia, New Zealand, the Philippines, South Korea, Singapore and Taiwan (each an "Asian country" and collectively, "Asian countries").

          Each Asian country provides unique investment risks, yet the political and economic prospects of one country or group of countries may impact other countries in the region. For example, some Asian economies are directly affected by Japanese capital investment in the region and by Japanese consumer demands. In addition, a recession, a debt crisis or a decline in currency valuation in one country can spread to other countries.

          Certain Asian countries at times have had managed currencies which were maintained at artificial levels to the U.S. dollar rather than at levels determined by the market. Certain Asian countries have also restricted the free conversion of their currency into foreign currencies, including the U.S. dollar. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. For example, in 1997 the South Korean won lost 95% of its value against the U.S. dollar.

          Investment in companies located in China is subject to significant political risks. China retains a communist political system, but has taken steps to promote economic reforms and transform its economy into a market system. An investment in a company located in China is subject to the risk that (1) political instability may arise as a result of indecisive leadership; (2) hard-line Communists might regain the political initiative; (3) social tensions caused by widely differing levels of economic prosperity within Chinese society might create unrest, as they did in the tragic events of 1989, culminating in the Tiananmen Square incident; and (4) the threat of armed conflict exists over the unresolved situation concerning Taiwan. A number of Asian companies and countries are highly dependent on foreign loans, which may subject them to outside influence by other companies, countries or super-national organizations, for example in 1997, several Asian countries were forced to negotiate loans from the International Monetary Fund and others that impose strict repayment term schedules and require significant economic and financial restructuring.

Investment in Japan
-------------------

          The UltraJapan ProFund invests a large portion of its assets in Japanese securities and instruments providing economic exposure to such securities. Japan has experienced earthquakes and tidal waves of varying degrees of severity, and the risks of such phenomena, and damage resulting therefrom, continue to exist.

          The Japanese economy languished for much of the last decade. Lack of effective governmental action in the areas of tax reform to reduce high tax rates, banking regulation to address enormous amounts of bad debt, and economic reforms to attempt to stimulate spending are among the factors cited as possible causes of Japan's economic problems. The yen has had a history of unpredictable and volatile movements against the dollar; a weakening yen hurts U.S. investors holding yen-denominated securities or instruments giving economic exposure to such instruments. Finally, the Japanese stock market has experienced wild swings in value and has often been considered significantly overvalued.

          Japan has historically depended on oil for most of its energy requirements. Almost all of its oil is imported, the majority from the Middle East. In the past, oil prices have had a major impact on the domestic economy, but more recently Japan has worked to reduce its dependence on oil by encouraging energy conservation and use of alternative fuels. In addition, a restructuring of industry, with emphasis shifting from basic industries to processing and assembly type industries, has contributed to the reduction of oil consumption. However, there is no guarantee this favorable trend will continue.

          Foreign trade overseas is important to Japan's economy. Japan has few natural resources and must export to pay for its imports of these basic requirements. Because of the concentration of Japanese exports in highly visible products such as automobiles, machine tools, and semiconductors and the large trade surpluses ensuing therefrom, Japan has had difficult relations with its trading partners, particularly the United States. It is possible that trade sanctions or other protectionist measures could impact Japan adversely in both the short term and long term.

DEPOSITARY RECEIPTS

     Each non-money market ProFund may invest in American Depositary Receipts ("ADRs"). For many foreign securities, U.S. Dollar denominated ADRs, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers' stock, the ProFunds can avoid currency risks during the settlement period for either purchase or sales.

     In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject. Certain ADRs, typically those denominated as unsponsored, require the holders thereof to bear most of the costs of such facilities, while issuers of sponsored facilities normally pay more of the costs thereof. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through the voting rights.

     The non-money market ProFunds may invest in both sponsored and unsponsored ADRs. Unsponsored ADRs programs are organized independently and without the cooperation of the issuer of the underlying securities. As result, available information concerning the issuers may not be as current for sponsored ADRs, and the prices of unsponsored depositary receipts may be more volatile than if such instruments were sponsored by the issuer.

     A ProFund may also invest in Global Depositary Receipts ("GDRs"), New York shares and ordinary shares. GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world. While ADRs permit foreign corporations to offer shares to American citizens, GDRs allow companies in Europe, Asia, the United States and Latin American to offer shares in many markets around the world.


CURRENCY RISK


     The ProFunds (other than U.S. Government Plus, Rising Rates Opportunity ProFund and Money Market ProFund) and in particular Asia 30 ProFund, Europe 30 ProFund, UltraJapan ProFund, Pharmaceuticals UltraSector ProFund and Precious Metals UltraSector ProFund) may invest in securities that trade in, or receive revenues in, foreign currencies. To the extent that a ProFund does so, that ProFund will be subject to the risk that those currencies will decline in value relative to the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time. ProFund assets which are denominated in foreign currencies may be devalued against the U.S. dollar, resulting in a loss. The Advisor does not engage in activities designed to hedge against currency fluctuations.


REAL ESTATE INVESTMENT TRUSTS

     The Real Estate UltraSector ProFund may invest in real estate investment trusts ("REITS"). Equity REITS invest primarily in real property while mortgage REITS make construction, development and long term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trust, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. REITS are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self liquidation and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exempt status under the 1940 Act.

FUTURES CONTRACTS AND RELATED OPTIONS


     The non-money market ProFunds may purchase or sell stock index futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A futures contract obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount multiplied by the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made.


     When a ProFund purchases a put or call option on a futures contract, the ProFund pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a ProFund receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund the underlying futures contract for a specified price upon exercise at any time during the option period.

     Whether a ProFund realizes a gain or loss from futures activities depends generally upon movements in the underlying commodity. The extent of the ProFund's loss from an unhedged short position in futures contracts or from writing options on futures contracts is potentially unlimited. The ProFunds may engage in related closing transactions with respect to options on futures contracts. The ProFunds will engage in transactions in futures contracts and related options that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the Commodity Futures Trading Commission ("CFTC").


     When a ProFund purchases or sells a futures contract, or sells an option thereon, the ProFund "covers" its position. To cover its position, a ProFund may enter into an offsetting position, earmark or segregate with its custodian bank (and mark-to-market on a daily basis) cash or liquid instruments that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position.

     The non-money market ProFunds may purchase and sell futures contracts and options thereon only to the extent that such activities would be consistent with the requirements of Section 4.5 of the regulations under the Commodity Exchange Act promulgated by the CFTC (the "CFTC Regulations"), under which each of these ProFunds would be excluded from the definition of a "commodity pool operator." Under Section 4.5 of the CFTC Regulations, a ProFund may engage in futures transactions, either for "bona fide hedging" purposes, as this term is defined in the CFTC Regulations, or for non-bona fide hedging purposes to the extent that the aggregate initial margins and option premiums required to establish such non-hedging positions do not exceed 5% of the liquidation value of the ProFund's portfolio. In the case of an option on futures contracts that is "in-the-money" at the time of purchase (i.e., the amount by which the exercise price of the put option exceeds the current market value of the underlying security or the amount by which the current market value of the underlying security exceeds the exercise price of the call option), the in-the-money amount may be excluded in calculating this 5% limitation.


     The ProFunds will cover their positions when they write a futures contract or option on a futures contract. A ProFund may "cover" its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract, or, if the strike price of the put is less than the price of the futures contract, the ProFund will earmark, segregate cash or liquid instruments equal in value to the difference between the strike price of the put and the price of the future. A ProFund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments the prices of which are expected to move relatively consistently with the futures contract. A ProFund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments, the prices of which are expected to move relatively consistently with the futures contract.

     A ProFund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option, or, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the ProFund will maintain in a segregated account liquid instruments equal in value to the difference between the strike price of the call and the price of the future. A ProFund may also cover its sale of a call option by taking positions in instruments, the prices of which are expected to move relatively consistently with the call option. A ProFund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the ProFund will segregate cash or liquid instruments equal in value to the difference between the strike price of the put and the price of the future. A ProFund may also cover its sale of a put option by taking positions in instruments the prices of which are expected to move relatively consistently with the put option.


     Although the ProFunds intend to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a ProFund to substantial losses. If trading is not possible, or if a ProFund determines not to close a futures position in anticipation of adverse price movements, the ProFund will be required to make daily cash payments of variation margin. The risk that the ProFund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market.

INDEX OPTIONS


     The non-money market ProFunds may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions, or create synthetic money market positions. See "Taxation" herein.


     A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash.

     Index options are subject to substantial risks, including the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected and the risk that there might not be a liquid secondary market for the option. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether a ProFund will realize a gain or loss from the purchase or writing (sale) of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than upon movements in the price of a particular stock. This requires different skills and techniques than are required for predicting changes in the price of individual stocks. A ProFund will not enter into an option position that exposes the ProFund to an obligation to another party, unless the ProFund either (i) owns an offsetting position in securities or other options and/or (ii) segregates with the ProFund's custodian bank cash or liquid instruments that, when added to the premiums deposited with respect to the option, are equal to the market value of the underlying stock index not otherwise covered.

     The non-money market ProFunds may engage in transactions in stock index options listed on national securities exchanges or traded in the OTC market as an investment vehicle for the purpose of realizing the ProFund's investment objective. Options on indexes are settled in cash, not by delivery of securities. The exercising holder of an index option receives, instead of a security, cash equal to the difference between the closing price of the securities index and the exercise price of the option.

     Some stock index options are based on a broad market index such as the S&P 500 Index, the NYSE Composite Index, or the AMEX Major Market Index, or on a narrower index such as the Philadelphia Stock Exchange Over-the-Counter Index. Options currently are traded on the Chicago Board Options Exchange (the "CBOE"), the AMEX, and other exchanges ("Exchanges"). Purchased OTC options and the cover for written OTC options will be subject to the respective ProFund's 15% limitation on investment in illiquid securities. See "Illiquid Securities."

     Each of the Exchanges has established limitations governing the maximum number of call or put options on the same index which may be bought or written
(sold) by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different Exchanges or are held or written on one or more accounts or through one or more brokers). Under these limitations, option positions of all investment companies advised by the same investment adviser are combined for purposes of these limits. Pursuant to these limitations, an Exchange may order the liquidation of positions and may impose other sanctions or restrictions. These position limits may restrict the number of listed options which a ProFund may buy or sell; however, the Advisor intends to comply with all limitations.

OPTIONS ON SECURITIES

     The non-money market ProFunds may buy and write (sell) options on securities for the purpose of realizing their respective investment objective. By buying a call option, a ProFund has the right, in return for a premium paid during the term of the option, to buy the securities underlying the option at the exercise price. By writing a call option on securities, a ProFund becomes obligated during the term of the option to sell the securities underlying the option at the exercise price if the option is exercised. By buying a put option, a ProFund has the right, in return for a premium paid during the term of the option, to sell the securities underlying the option at the exercise price. By writing a put option, a ProFund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised. During the term of the option, the writer may be assigned an exercise notice by the broker-dealer through whom the option was sold. The exercise notice would require the writer to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates upon expiration of the option, or at such earlier time that the writer effects a closing purchase transaction by purchasing an option covering the same underlying security and having the same exercise price and expiration date as the one previously sold. Once an option has been exercised, the writer may not execute a closing purchase transaction. To secure the obligation to deliver the underlying security in the case of a call option, the writer of a call option is required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the "OCC"), an institution created to interpose itself between buyers and sellers of options. The OCC assumes the other side of every purchase and sale transaction on an exchange and, by doing so, gives its guarantee to the transaction. When writing call options on securities, a ProFund may cover its position by owning the underlying security on which the option is written. Alternatively, the ProFund may cover its position by owning a call option on the underlying security, on a share-for-share basis, which is deliverable under the option contract at a price no higher than the exercise price of the call option written by the ProFund or, if higher, by owning such call option and depositing and segregating cash or liquid instruments equal in value to the difference between the two exercise prices. In addition, a ProFund may cover its position by segregating cash or liquid instruments equal in value to the exercise price of the call option written by the ProFund. When a ProFund writes a put option, the ProFund will segregate with its custodian bank cash or liquid instruments having a value equal to the exercise value of the option. The principal reason for a ProFund to write call options on stocks held by the ProFund is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone.

     If a ProFund that writes an option wishes to terminate the ProFund's obligation, the ProFund may effect a "closing purchase transaction." The ProFund accomplishes this by buying an option of the same series as the option previously written by the ProFund. The effect of the purchase is that the writer's position will be canceled by the OCC. However, a writer may not effect a closing purchase transaction after the writer has been notified of the exercise of an option. Likewise, a ProFund which is the holder of an option may liquidate its position by effecting a "closing sale transaction." The ProFund accomplishes this by selling an option of the same series as the option previously purchased by the ProFund. There is no guarantee that either a closing purchase or a closing sale transaction can be effected. If any call or put option is not exercised or sold, the option will become worthless on its expiration date. A ProFund will realize a gain (or a loss) on a closing purchase transaction with respect to a call or a put option previously written by the ProFund if the premium, plus commission costs, paid by the ProFund to purchase the call or put option to close the transaction is less (or greater) than the premium, less commission costs, received by the ProFund on the sale of the call or the put option. The ProFund also will realize a gain if a call or put option which the ProFund has written lapses unexercised, because the ProFund would retain the premium.

     Although certain securities exchanges attempt to provide continuously liquid markets in which holders and writers of options can close out their positions at any time prior to the expiration of the option, no assurance can be given that a market will exist at all times for all outstanding options purchased or sold by a ProFund. If an options market were to become unavailable, the ProFund would be unable to realize its profits or limit its losses until the ProFund could exercise options it holds, and the ProFund would remain obligated until options it wrote were exercised or expired. Reasons for the absence of liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the OCC may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

SHORT SALES


     The non-money market ProFunds may engage in short sales transactions under which the ProFund sells a security it does not own. To complete such a transaction, the ProFund must borrow the security to make delivery to the buyer. The ProFund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the ProFund. Until the security is replaced, the ProFund is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. To borrow the security, the ProFund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

     Until the ProFund closes its short position or replaces the borrowed security, the ProFund will cover its position with an offsetting position or segregate cash or liquid instruments at such a level that the segregated amount plus the amount deposited with the broker as collateral will equal the current value of the security sold short.

SWAP AGREEMENTS


     The non-money market ProFunds may enter into equity index or interest rate swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in secuities (or shorting securities, in the case of the non-money market ProFunds), or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.


     Most swap agreements entered into by the ProFunds calculate the obligations of the parties to the agreement on a "net basis." Consequently, a ProFund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount").


     A ProFund's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the ProFund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a ProFund's investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the ProFunds' illiquid investment limitations. A Portfolio will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. A ProFund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.


     Each non-money market ProFund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay the ProFund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The ProFund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the ProFund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the ProFund on the notional amount.

     Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with the ProFund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a ProFund is contractually obligated to make. If the other party to a swap agreement defaults, a ProFund's risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of a ProFund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess will be segregated by a ProFund's custodian. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the ProFunds and their Advisor believe that transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a ProFund's borrowing restrictions.

     The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the over-the-counter market. The Advisor, under the supervision of the Board of Trustees, is responsible for determining and monitoring the liquidity of the ProFunds' transactions in swap agreements.

     The use of equity swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

U.S. GOVERNMENT SECURITIES


     Each non-money market ProFund and the Portfolio also may invest in U.S. government securities in pursuit of their investment objectives, as "cover" for the investment techniques these ProFunds employ, or for liquidity purposes. The U.S. Government Plus ProFund may invest substantially in U.S. government securities and instruments that have performance characteristics similar to those of U.S. government securities. The Rising Rates Opportunity ProFund may enter into short transactions on U.S. government securities.


     U.S. government securities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association, the Government National Mortgage Association, the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, and the National Credit Union Administration. Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by Federal agencies, such as those securities issued by the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. While the U.S. government provides financial support to such U.S. government-sponsored Federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

     Yields on U.S. government securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering, and the maturity of the obligation. Debt securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market value of U.S. government securities generally varies inversely with changes in market interest rates. An increase in interest rates, therefore, would generally reduce the market value of a ProFund's portfolio investments in U.S.

government securities, while a decline in interest rates would generally increase the market value of a ProFund's portfolio investments in these securities.

REPURCHASE AGREEMENTS


     Each of the ProFunds may enter into repurchase agreements with financial institutions. Under a repurchase agreement, a ProFund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The ProFunds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Advisor and, in the case of Money Market ProFund, DeAM, Inc. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, a ProFund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund could suffer a loss. A ProFund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund expected to receive under the repurchase agreement. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of the ProFunds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other liquid assets held by the ProFund, amounts to more than 15% (10% with respect to Money Market ProFund) of the ProFund's total net assets. The investments of each of the ProFunds in repurchase agreements at times may be substantial when, in the view of the Advisor and, in the case of Money Market ProFund, DeAM, Inc., liquidity, investment, regulatory, or other considerations so warrant.


REVERSE REPURCHASE AGREEMENTS

     The non-money market ProFunds and the Portfolio may use reverse repurchase agreements as part of that ProFund's investment strategy. Reverse repurchase agreements involve sales by a ProFund/Portfolio of portfolio assets concurrently with an agreement by the ProFund/Portfolio to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the ProFund/Portfolio can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the ProFund/Portfolio will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the ProFund/Portfolio of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the ProFund/Portfolio intends to use the reverse repurchase technique only when it will be to the ProFund/Portfolio's advantage to do so and the Money Market ProFund will not invest more than 5% of its total assets in reverse repurchase agreements. The ProFund/Portfolio will segregate with their custodian bank cash or liquid instruments equal in value to the ProFund/Portfolio's obligations in respect of reverse repurchase agreements.


CASH RESERVES

     To seek its investment objective, as a cash reserve, for liquidity purposes, or as "cover" for positions it has taken, each ProFund may temporarily invest all or part of the ProFund's assets in cash or cash equivalents, which include, but are not limited to, short-term money market instruments, U.S. government securities, certificates of deposit, bankers acceptances, or repurchase agreements secured by U.S. government securities.


BORROWING

     The ProFunds (other than the Portfolio, except to the degree the Portfolio may borrow for temporary or emergency purposes) may borrow money for cash management purposes or investment purposes. Each of the non-money market ProFunds may also enter into reverse repurchase agreements, which may be viewed as a form of borrowing, with financial institutions. However, to the extent a ProFund "covers" its repurchase obligations as described above in "Reverse Repurchase Agreements," such agreement will not be considered to be a "senior security" and, therefore, will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by that ProFund. Borrowing for investment is known as leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique which increases investment risk, but also increases investment opportunity. Since substantially all of a ProFund's assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value per share of the ProFund will increase more when the ProFund's portfolio assets increase in value and decrease more when the ProFund's portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, a ProFund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales.

     As required by the 1940 Act, a ProFund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If at any time the value of a ProFund's assets should fail to meet this 300% coverage test, the ProFund, within three days (not including weekends and holidays), will reduce the amount of the ProFund's borrowings to the extent necessary to meet this 300% coverage. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations would not favor such sale. In addition to the foregoing, the ProFunds are authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of each ProFund's total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. The ProFunds are authorized to pledge portfolio securities as the Advisor deems appropriate in connection with any borrowings.

LENDING OF PORTFOLIO SECURITIES

     Subject to the investment restrictions set forth below, a ProFund and the Portfolio may lend its portfolio securities to brokers, dealers, and financial institutions, provided that cash equal to at least 100% of the market value of the securities loaned is deposited by the borrower with the ProFund/Portfolio and is maintained each business day in a segregated account pursuant to applicable regulations. While such securities are on loan, the borrower will pay the lending ProFund/Portfolio any income accruing thereon, and the ProFund/Portfolio may invest the cash collateral in portfolio securities, thereby earning additional income. A ProFund/Portfolio will not lend more than 33 1/3% of the value of the ProFund's total assets, except that the Portfolio will not lend more than 20% of the value of its total assets. Loans would be subject to termination by the lending ProFund/Portfolio on four business days' notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the lending ProFund/Portfolio and that ProFund's/Portfolio's shareholders. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the securities lent should the borrower of the securities fail financially. A ProFund/Portfolio may pay reasonable finders, borrowers, administrative, and custodial fees in connection with a loan. With respect to the Portfolio, cash collateral may be invested in a money market fund managed by DeAM, Inc. (or its affiliate) and DeAM, Inc. may serve as the Portfolio's lending agent and may share in revenue received from securities lending transactions as compensation for this service.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES


     Each non-money market ProFund (and to the extent allowable by its investment policies, the Money Market ProFund), from time to time, in the ordinary course of business, may purchase securities on a when-issued or delayed-delivery basis (i.e., delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a ProFund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the ProFund will record the transaction and thereafter reflect the value of the securities, each day, in determining the ProFund's net asset value. A ProFund will not purchase securities on a when-issued or delayed-delivery basis if, as a result, more than 15% (10% with respect to the Money Market ProFund) ProFund of the ProFund's net assets would be so invested. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price.

          The Portfolio will enter into when-issued or delayed-delivery transactions for the purpose of acquiring securities and not for the purpose of leverage. When-issued securities purchased by the Portfolio may include securities purchased on a "when, as and if issued" basis under which the issuance of the securities depends on the occurrence of a subsequent event. Upon purchasing a security on a when-issued or delayed-delivery basis, the Portfolio will identify, as part of a segregated account, cash or liquid securities in an amount at least equal to the when-issued or delayed-delivery commitment.


          The Trust will segregate with the Trust's custodian bank cash or liquid instruments equal to or greater in value than the ProFund's purchase commitments for such when-issued or delayed-delivery securities, or the Trust does not believe that a ProFund's net asset value or income will be adversely affected by the ProFund's purchase of securities on a when-issued or delayed delivery basis.

INVESTMENTS IN OTHER INVESTMENT COMPANIES


     Each ProFund and the Portfolio may invest in the securities of other investment companies, including exchange traded funds, to the extent that such an investment would be consistent with the requirements of the 1940 Act. If a ProFund/Portfolio invests in, and, thus, is a shareholder of, another investment company, the ProFund's/Portfolio's shareholders will indirectly bear the ProFund's/Portfolio's proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the ProFund to the ProFund's own investment adviser and the other expenses that the ProFund/Portfolio bears directly in connection with the ProFund's/Portfolio's own operations. The Portfolio may invest its assets in other money market funds with comparable investment objectives. In general, the Portfolio may not (1) purchase more than 3% of any other money market fund's voting stock; (2) invest more than 5% of its assets in any single money market fund; and (3) invest more than 10% of its assets in other money market funds unless permitted to exceed these limitations by an exemptive order of the SEC.


ILLIQUID SECURITIES


     Each ProFund and the Portfolio may purchase illiquid securities, including securities that are not readily marketable and securities that are not registered ("restricted securities") under the Securities Act of 1933, as amended (the "1933 Act"), but which can be sold to qualified institutional buyers under Rule 144A of the 1933 Act. A ProFund will not invest more than 15% (10% with respect to the Portfolio) of the ProFund's/Portfolio's net assets in illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the ProFund has valued the securities. Under the current guidelines of the staff of the Securities and Exchange Commission (the "Commission"), illiquid securities also are considered to include, among other securities, purchased over-the-counter options, certain cover for OTC options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the Federal securities laws. The ProFund/Portfolio may not be able to sell illiquid securities when the Advisor or DeAM, Inc. considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investments in illiquid securities may have an adverse impact on net asset value.


     At the time of investment, the Portfolio's aggregate holdings of repurchase agreements having remaining maturities of more than seven calendar days (or which may not be terminated within seven calendar days upon notice by the Portfolio), time deposits having remaining maturities of more than seven calendar days, illiquid securities, restricted securities and securities lacking readily available market quotations will not exceed 10% of the Portfolio's net assets. If changes in the liquidity of certain securities cause the Portfolio to exceed such 10% limit, the Portfolio will take steps to bring the aggregate amount of its illiquid securities back below 10% of its net assets as soon as practicable, unless such action would not be in the best interest of the Portfolio.

     Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a safe harbor from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A securities present an attractive investment opportunity and otherwise meet selection criteria, a ProFund may make such investments. Whether or not such securities are illiquid depends on the market that exists for the particular security. The Commission staff has taken the position that the liquidity of Rule 144A restricted securities is a question of fact for a board of trustees to determine, such determination to be based on a consideration of the readily-available trading markets and the review of any contractual restrictions. The staff also has acknowledged that, while a board of trustees retains ultimate responsibility, trustees may delegate this function to an investment adviser. The Board of Trustees of ProFunds has delegated this responsibility for determining the liquidity of Rule 144A restricted securities which may be invested in by a ProFund to the Advisor or, in the case of the Portfolio, to DeAM, Inc. It is not possible to predict with assurance exactly how the market for Rule 144A restricted securities or any other security will develop. A security which when purchased enjoyed a fair degree of marketability may subsequently become illiquid and, accordingly, a security which was deemed to be liquid at the time of acquisition may subsequently become illiquid. In such event, appropriate remedies will be considered to minimize the effect on the ProFund's liquidity.

PORTFOLIO QUALITY AND MATURITY
(MONEY MARKET PROFUND AND THE PORTFOLIO)


     The Portfolio will maintain a dollar-weighted average maturity of 90 days or less. All securities in which the Portfolio invests will have or be deemed to have remaining maturities of 397 days or less on the date of their purchase, will be denominated in U.S. dollars and will have been granted the required ratings established herein by two nationally recognized statistical rating organizations ("NRSRO") (or one such NRSRO if that NRSRO is the only such NRSRO which rates the security), or if unrated, are believed by DeAM, Inc., under the supervision of the Portfolio's Board of Trustees, to be of comparable quality. Currently, there are five rating agencies which have been designated by the Commission as an NRSRO. These organizations and their highest short-term rating category (which may also be modified by a "+") are: Duff and Phelps Credit Rating Co., D-1; Fitch IBCA, Inc., F1; Moody's Investors Service Inc. ("Moody's"), Prime-1; Standard & Poor's, A-1; and Thomson BankWatch, Inc., T-1. A description of such ratings is provided in the Appendix. DeAM, Inc., acting under the supervision of and procedures adopted by the Board of Trustees of the Portfolio, will also determine that all securities purchased by the Portfolio present minimal credit risks.


OBLIGATIONS OF BANKS AND OTHER FINANCIAL INSTITUTIONS
(MONEY MARKET PROFUND AND THE PORTFOLIO)


     The Portfolio may invest in U.S. dollar-denominated fixed rate or variable rate obligations of U.S. or foreign institutions, including banks which are rated in the highest short-term rating category by any two NRSROs (or one NRSRO if that NRSRO is the only such NRSRO which rates such obligations) or, if not so rated, are believed by DeAM, Inc., acting under the supervision of the Board of Trustees of the Portfolio, to be of comparable quality. Bank obligations in which the Portfolio invests include certificates of deposit, bankers' acceptances, time deposits, commercial paper, and other U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign institutions including banks. For purposes of the Portfolio's investment policies with respect to bank obligations, the assets of a bank will be deemed to include the assets of its domestic and foreign branches. Obligations of foreign branches of U.S. banks and foreign banks may be general obligations of the parent bank in addition to the issuing bank or may be limited by the terms of a specific obligation and by government regulation. If DeAM, Inc., acting under the supervision of the Portfolio's Board of Trustees, deems the instruments to present minimal credit risk, the Portfolio may invest in obligations of foreign banks or foreign branches of U.S. banks which include banks located in the United Kingdom, Grand Cayman Island, Nassau, Japan and Canada. Investments in these obligations may entail risks that are different from those of investments in obligations of U.S. domestic banks because of differences in political, regulatory and economic systems and conditions. These risks include, without limitation, future political and economic developments, currency blockage, the possible imposition of withholding taxes on interest payments, possible seizure or nationalization of foreign deposits, and difficulty or inability of pursuing legal remedies and obtaining judgment in foreign courts, possible establishment of exchange controls or the adoption of other foreign governmental restrictions that might affect adversely the payment of principal and interest on bank obligations. Foreign branches of U.S. banks and foreign banks may also be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to branches of U.S. banks. The Portfolio may invest more than 25% of its assets in the foreign and domestic bank obligations described above. The Portfolio's concentration of its investments in bank obligations will cause the Portfolio to be subject to the risks peculiar to the domestic and foreign banking industries to a greater extent than if its investments were not so concentrated. A description of the ratings set forth above is provided in the Appendix.

COMMERCIAL PAPER, OTHER DEBT OBLIGATIONS, CREDIT ENHANCEMENTS
AND ASSET-BACKED SECURITIES (MONEY MARKET PROFUND AND THE PORTFOLIO)

     COMMERCIAL PAPER. The Portfolio may invest in fixed rate or variable rate commercial paper, including variable rate master demand notes, issued by U.S. or foreign entities. Commercial paper when purchased by the Portfolio must be rated the highest short-term rating category by any two NRSROs (or one NRSRO if that NRSRO is the only such NRSRO which rates the obligation) or if not rated, must be believed by DeAM, Inc., acting under the supervision of the Board of Trustees of the Portfolio, to be of comparable quality. Any commercial paper issued by a foreign entity and purchased by the Portfolio must be U.S. dollar-denominated and must not be subject to foreign withholding tax at the time of purchase. Investing in foreign commercial paper generally involves risks similar to those described above relating to obligations of foreign banks or foreign branches of U.S. banks.

     Variable rate master demand notes are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Because variable rate master demand notes are direct lending arrangements between the Portfolio and the issuer, they are not normally traded. Although no active secondary market may exist for these notes, the Portfolio will purchase only those notes under which it may demand and receive payment on principal and accrued interest daily or may resell the note to a third party. While the notes are not typically rated by credit rating agencies, issuers of variable rate master demand notes must satisfy DeAM, Inc., acting under the supervision of the Board of Trustees of the Portfolio, that the same criterion set forth above for issuers of commercial paper are met. In the event an issuer of a variable rate master demand note defaulted on its payment obligation, the Portfolio might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the full extent of the default. The face maturities of variable rate notes subject to a demand feature may exceed 397 days in certain circumstances.

     OTHER DEBT OBLIGATIONS. The Portfolio may invest in deposits, bonds, notes and debentures and other debt obligations that at the time of purchase have, or are comparable in priority and security to other securities of such issuer which have, outstanding short-term obligations meeting the above short-term rating requirements, or if there are no such short-term ratings, are determined by DeAM, Inc., acting under the supervision of the Board of Trustees, to be of comparable quality and are rated in the top three highest long-term categories by the NRSROs rating such security.

     CREDIT ENHANCEMENT. Certain of the Portfolio's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, default, or change in the credit quality of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security and could cause losses to the Portfolio and affect the Money Market ProFund's share price. The Portfolio may have more than 25% of its total assets invested in securities credit-enhanced by banks.

     ASSET-BACKED SECURITIES. The Portfolio may also invest in securities generally referred to as asset-backed securities, which directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets, such as motor vehicle or credit card receivables. Asset-backed securities may provide periodic payments that consist of interest and/or principal payments. Consequently, the life of an asset-backed security varies with the prepayment and loss experience of the underlying assets.

PORTFOLIO TURNOVER

     The nature of the ProFunds will cause the ProFunds to experience substantial portfolio turnover. A higher portfolio turnover rate would likely involve correspondingly greater brokerage commissions and transaction and other expenses which would be borne by the ProFunds. In addition, a ProFund's portfolio turnover level may adversely affect the ability of the ProFund to achieve its investment objective. Because each ProFund's portfolio turnover rate to a great extent will depend on the purchase, redemption, and exchange activity of the ProFund's investors, it is difficult to estimate what the ProFund's actual turnover rate will be in the future. "Portfolio Turnover Rate" is defined under the rules of the Commission as the value of the securities purchased or securities sold, excluding all securities whose maturities at time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one year are excluded from the calculation of portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and option contracts in which the non-money market ProFunds invest since such contracts generally have a remaining maturity of less than one year. Pursuant to the formula prescribed by the Commission, the portfolio turnover rate for each ProFund is calculated without regard to instruments, including options and futures contracts, having a maturity of less than one year.

SPECIAL CONSIDERATIONS


     To the extent discussed above and in the Prospectus, the ProFunds present certain risks, some of which are further described below.

     TRACKING ERROR. While the non-money market ProFunds do not expect that their returns over a year will deviate adversely from their respective benchmarks, several factors may affect their ability to achieve this correlation. Among these factors are: (1) a ProFund's expenses, including brokerage (which may be increased by high portfolio turnover) and the cost of the investment techniques employed by that ProFund; (2) less than all of the securities in the benchmark being held by a ProFund and securities not included in the benchmark being held by a ProFund; (3) an imperfect correlation between the performance of instruments held by a ProFund, such as futures contracts and options, and the performance of the underlying securities in the cash market;
(4) bid-ask spreads (the effect of which may be increased by portfolio turnover); (5) holding instruments traded in a market that has become illiquid or disrupted; (6) a ProFund's share prices being rounded to the nearest cent;
(7) changes to the benchmark index that are not disseminated in advance; (8) the need to conform a ProFund's portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements; (9) actual purchases and sales of the shares of a ProFund may differ from estimated transactions reported prior to the time share prices are calculated; (10) limit up or limit down trading halts on options or futures contracts which may prevent a ProFund from purchasing or selling options or futures contracts; and (11) early and unanticipated closings of the markets on which the holdings of a ProFund trade, resulting in the inability of the ProFund to execute intended portfolio transactions. While a close correlation of any ProFund to its benchmark may be achieved on any single trading day, over time the cumulative percentage increase or decrease in the net asset value of the shares of a ProFund may diverge significantly from the cumulative percentage decrease or increase in the benchmark due to a compounding effect.

     LEVERAGE. U.S. Government Plus ProFund, Rising Rates Opportunity ProFund and each UltraProFund intend to regularly use leveraged investment techniques in pursuing their investment objectives, and each ProFund may utilize leverage in pursuing its investment objective. Utilization of leveraging involves special risks and should be considered to be speculative. Leverage exists when a ProFund achieves the right to a return on a capital base that exceeds the amount the ProFund has invested. Leverage creates the potential for greater gains to shareholders of these ProFunds during favorable market conditions and the risk of magnified losses during adverse market conditions. Leverage should cause higher volatility of the net asset values of these ProFunds' shares. Leverage may involve the creation of a liability that does not entail any interest costs or the creation of a liability that requires the ProFund to pay interest which would decrease the ProFund's total return to shareholders. If these ProFunds achieve their investment objectives, during adverse market conditions, shareholders should experience a loss greater than they would have incurred had these ProFunds not been leveraged.


     NON-DIVERSIFIED STATUS. Each non-money market ProFund is a "non-diversified" series. A non-money market ProFund is considered "non-diversified" because a relatively high percentage of the ProFund's assets may be invested in the securities of a limited number of issuers, primarily within the same economic sector. That ProFund's portfolio securities, therefore, may be more susceptible to any single economic, political, or regulatory occurrence than the portfolio securities of a more diversified investment company. A ProFund's classification as a "non-diversified" investment company means that the proportion of the ProFund's assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. Each ProFund, however, intends to seek to qualify as a "regulated investment company" for purposes of the Internal Revenue Code, which imposes diversification requirements on these ProFunds that are less restrictive than the requirements applicable to the "diversified" investment companies under the 1940 Act.

SPECIAL INFORMATION CONCERNING MASTER-FEEDER FUND STRUCTURE


     Unlike other open-end management investment companies (mutual funds) which directly acquire and manage their own portfolio securities, Money Market ProFund seeks to achieve its investment objective by investing all of its assets in the Portfolio, a separate registered investment company with the same investment objective as the Money Market ProFund. Therefore, an investor's interest in the Portfolio's securities is indirect. In addition to selling beneficial interests to the Money Market ProFund, the Portfolio may sell beneficial interests to other mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to sell their shares at the same public offering price as the Money Market ProFund or subject to comparable variations in sales loads and other operating expenses. Therefore, investors in Money Market ProFund should be aware that these differences may result in differences in returns experienced by investors in the different funds that may invest in the Portfolio. Such differences in returns are also present in other mutual fund structures. Information concerning other holders of interests in the Portfolio is available from DeAM, Inc. at 1-800-730-1313.

     The ProFunds' Board of Trustees believes that Money Market ProFund will achieve certain efficiencies and economies of scale through the master-feeder structure, and that the aggregate expenses of Money Market ProFund are no higher than if Money Market ProFund invested directly in the securities held by the Portfolio.

     Smaller funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may experience higher pro rata operating expenses, thereby producing lower returns (however, this possibility exists as well for traditionally structured funds which have large institutional investors). Additionally, the Portfolio may become less diverse, resulting in increased portfolio concentration and potential risk. Also, funds with a greater pro rata ownership in the Portfolio could have effective voting control of the operations of the Portfolio. Except as permitted by the Commission, whenever Money Market ProFund is requested to vote on matters pertaining to the Portfolio, the Trust will hold a meeting of shareholders of the Money Market ProFund and will cast all of its votes in the same proportion as the votes of Money Market ProFund's shareholders. Money Market ProFund shareholders who do not vote will not affect the Trust's votes at the Portfolio meeting. The percentage of the Trust's votes representing Money Market ProFund shareholders not voting will be voted by the Trustees or officers of the Trust in the same proportion as Money Market ProFund shareholders who do, in fact, vote.

     Certain changes in the Portfolio's investment objective, policies or restrictions may require the Money Market ProFund to withdraw its interest in the Portfolio. Such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, Money Market ProFund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of Money Market ProFund. Notwithstanding the above, there are other means for meeting redemption requests, such as borrowing.


Potential Future Change to the Master-Feeder Fund Structure


     At a meeting held on April 25, 2001, shareholders of Money Market ProFund approved an investment advisory agreement under which the Advisor may serve as investment advisor to Money Market ProFund. Under the agreement, the Advisor is authorized to manage the assets of Money Market ProFund directly, at which point Money Market ProFund would no longer operate as a feeder fund investing its assets in the Portfolio. However, Money Market ProFund's investment objective would not change, and the Advisor anticipates investing Money Market ProFund's assets in the same types of high-quality, short-term, dollar-denominated money market securities in which the Portfolio may invest. In addition, it is anticipated that Money Market ProFund generally would be subject to the same types of risks to which it currently is subject as a feeder fund investing its assets in the Portfolio. It is not anticipated that Money Market ProFund's total operating expenses would exceed its current operating expenses as a feeder fund investing in the Portfolio.


                             INVESTMENT RESTRICTIONS

     Each ProFund and the Portfolio have adopted certain investment restrictions as fundamental policies which cannot be changed without the approval of the holders of a "majority" of the outstanding shares of the ProFund or the Portfolio, as that term is defined in the 1940 Act. The term "majority" is defined in the 1940 Act as the lesser of: (i) 67% or more of the shares of the series present at a meeting of shareholders, if the holders of more than 50% of the outstanding shares of the ProFund are present or represented by proxy; or
(ii) more than 50% of the outstanding shares of the series. (All policies of a ProFund not specifically identified in this Statement of Additional Information or the Prospectus as fundamental may be changed without a vote of the shareholders of the ProFund.) For purposes of the following limitations, all percentage limitations apply immediately after a purchase or initial investment.

     A non-money market ProFund may not:


          1. Invest more than 25% of its total assets, taken at market value at the time of each investment, in the securities of issuers in any particular industry (excluding the U.S. government and its agencies and instrumentalities). This investment restriction is not applicable to the UltraSector ProFunds, Asia 30 ProFund, U.S. Government Plus ProFund, UltraDow 30 ProFund, Short OTC ProFund, Short Small-Cap ProFund and Rising Rates Opportunity ProFund.


          2. Make investments for the purpose of exercising control or management. This investment restriction is not applicable to the UltraSector ProFunds.

          3. Purchase or sell real estate, except that, to the extent permitted by applicable law, the ProFund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies that invest in real estate or interests therein, including, for the UltraSector ProFunds, REITS.

          4. Make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers' acceptances and repurchase agreements and purchase and sale contracts and any similar instruments shall not be deemed to be the making of a loan, and except further that the ProFund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Prospectus and this Statement of Additional Information, as they may be amended from time to time.

          5. Issue senior securities to the extent such issuance would violate applicable law.

          6. Borrow money, except that the ProFund (i) may borrow from banks (as defined in the Investment Company Act of 1940) in amounts up to 33 1/3% of its total assets (including the amount borrowed),
               (ii) may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes,
               (iii) may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities,
               (iv) may purchase securities on margin to the extent permitted by applicable law and (v) may enter into reverse repurchase agreements. The ProFund may not pledge its assets other than to secure such borrowings or, to the extent permitted by the ProFund's investment policies as set forth in the Prospectus and this Statement of Additional Information, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies.

          7. Underwrite securities of other issuers, except insofar as the ProFund technically may be deemed an underwriter under the Securities Act of 1933, as amended (the "Securities Act"), in selling portfolio securities.

          8. Purchase or sell commodities or contracts on commodities, except to the extent the ProFund may do so in accordance with applicable law and the ProFund's Prospectus and Statement of Additional Information, as they may be amended from time to time.


     For purposes of the ProFunds' (other than the UltraSector ProFunds, Asia 30 ProFund, U.S. Government Plus ProFund, UltraDow 30 ProFund, Short OTC ProFund, Short Small-Cap ProFund and Rising Rates Opportunity ProFund) policy not to concentrate its assets in issuers in any particular industry, ProFunds use the industry group classifications provided by Bloomberg. Each UltraSector ProFund, Asia 30 ProFund, U.S. Government Plus ProFund, UltraDow 30 ProFund, Short OTC ProFund, Short Small-Cap ProFund and Rising Rates Opportunity ProFund will concentrate its investment in the securities of companies engaged in a single industry or group of industries in accordance with its investment objective and policies as disclosed in the ProFunds' Prospectus and Statement of Additional Information, as they may be revised from time to time.

     THE FOLLOWING FUNDAMENTAL INVESTMENT RESTRICTIONS AND NON-FUNDAMENTAL INVESTMENT OPERATING POLICIES HAVE BEEN ADOPTED BY THE TRUST, WITH RESPECT TO MONEY MARKET PROFUND, AND BY THE PORTFOLIO. UNLESS AN INVESTMENT INSTRUMENT OR TECHNIQUE IS DESCRIBED IN THE PROSPECTUS OR ELSEWHERE HEREIN, MONEY MARKET PROFUND AND THE PORTFOLIO MAY NOT INVEST IN THAT INVESTMENT INSTRUMENT OR ENGAGE IN THAT INVESTMENT TECHNIQUE.

     The investment restrictions below have been adopted by the Trust with respect to Money Market ProFund and by the Portfolio as fundamental policies (as defined above). Whenever Money Market ProFund is requested to vote on a change in the investment restrictions of the Portfolio, the Trust will hold a meeting of the Money Market ProFund shareholders and will cast its votes as instructed by the shareholders. Money Market ProFund shareholders who do not vote will not affect the Trust's votes at the Portfolio meeting. The percentage of the Trust's votes representing ProFund shareholders not voting will be voted by the Trustees of the Trust in the same proportion as the Fund shareholders who do, in fact, vote.

     Under investment policies adopted by Money Market ProFund, and by the Portfolio, each of Money Market ProFund and Portfolio may not:

          1. Borrow money, except for temporary or emergency (not leveraging) purposes in an amount not exceeding 5% of the market value of the ProFund's or the Portfolio's total assets (including the amount borrowed), as the case may be, calculated in each case at market value.


          2. Pledge, hypothecate, mortgage or otherwise encumber more than 5% of the total assets of the ProFund or the Portfolio, as the case may be, and only to secure borrowings for temporary or emergency purposes.

          3. Invest more than 5% of the total assets of the ProFund or the Portfolio, as the case may be, in any one issuer (other than U.S. government obligations) or purchase more than 10% of any class of securities of any one issuer; provided, however, that (i) up to 25% of the assets of the ProFund and the Portfolio may be invested without regard to this restriction; provided, however, that nothing in this investment restriction shall prevent the Trust from investing all or part of a ProFund's assets in an open-end management investment company with substantially the same investment objectives as the ProFund.

          4. Invest more than 25% of the total assets of the ProFund or the Portfolio, as the case may be, in the securities of issuers in any single industry; provided that: (i) this limitation shall not apply to the purchase of U.S. government obligations; (ii) under normal market conditions more than 25% of the total assets of the Money Market ProFund and the Portfolio will be invested in obligations of U.S. and foreign banks and other financial institutions provided, however, that nothing in this investment restriction shall prevent a Trust from investing all or part of a ProFund's assets in an open-end management investment company with substantially the same investment objectives as the ProFund.

          5. Make short sales of securities, maintain a short position or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

          6. Underwrite the securities issued by others (except to the extent the ProFund or Portfolio may be deemed to be an underwriter under the Federal securities laws in connection with the disposition of its portfolio securities) or knowingly purchase restricted securities, provided, however, that nothing in this investment restriction shall prevent the Trust from investing all of the ProFund's assets in an open-end management investment company with substantially the same investment objectives as the ProFund.

          7. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil, gas or mineral interests, but this shall not prevent the ProFund or the Portfolio from investing in obligations secured by real estate or interests therein.

          8. Make loans to others, except through the purchase of qualified debt obligations, the entry into repurchase agreements and, with respect to the ProFund and the Portfolio, the lending of portfolio securities.

          9. Invest more than an aggregate of 10% of the net assets of the ProFund or the Portfolio's, respectively, (taken, in each case, at current value) in (i) securities that cannot be readily resold to the public because of legal or contractual restrictions or because there are no market quotations readily available or (ii) other "illiquid" securities (including time deposits and repurchase agreements maturing in more than seven calendar days); provided, however, that nothing in this investment restriction shall prevent the Trust from investing all or part of the ProFund's assets in an open-end management investment company with substantially the same investment objective as the ProFund.

          10. Purchase more than 10% of the voting securities of any issuer or invest in companies for the purpose of exercising control or management; provided, however, that nothing in this investment restriction shall prevent the Trust from investing all or part of the ProFund's assets in an open-end management investment company with substantially the same investment objectives as the ProFund.

          11. Purchase securities of other investment companies, except to the extent permitted under the 1940 Act or in connection with a merger, consolidation, reorganization, acquisition of assets or an offer of exchange; provided, however, that nothing in this investment restriction shall prevent the Trust from investing all or part of the ProFunds' assets in an open-end management investment company with substantially the same investment objectives as the ProFund.

          12. Issue any senior securities, except insofar as it may be deemed to have issued a senior security by reason of (i) entering into a reverse repurchase agreement or (ii) borrowing in accordance with terms described in the Prospectus and this SAI.

          13. Purchase or retain the securities of any issuer if any of the officers or trustees of the ProFund or the Portfolio or DeAM, Inc. owns individually more than 1/2 of 1% of the securities of such issuer, and together such officers and directors own more than 5% of the securities of such issuer.

          14. Invest in warrants, except that the ProFund or the Portfolio may invest in warrants if, as a result, the investments (valued in each case at the lower of cost or market) would not exceed 5% of the value of the net assets of the ProFund or the Portfolio, as the case may be, of which not more than 2% of the net assets of the ProFund or the Portfolio, as the case may be, may be invested in warrants not listed on a recognized domestic stock exchange. Warrants acquired by the ProFund or the Portfolio as part of a unit or attached to securities at the time of acquisition are not subject to this limitation.

     ADDITIONAL RESTRICTIONS. In order to comply with certain statutes and policies, the Portfolio (or, as applicable, the Trust, on behalf of the Money Market ProFund) will not as a matter of operating policy (except that no operating policy shall prevent the ProFund from investing all of its assets in an open-end investment company with substantially the same investment objective):

          (i) borrow money (including through dollar roll transactions) for any purpose in excess of 10% of the Portfolio's (ProFund's) total assets (taken at market), except that the Portfolio (ProFund) may borrow for temporary or emergency purposes up to 1/3 of its net assets;

          (ii) pledge, mortgage or hypothecate for any purpose in excess of 10% of the Portfolio's (ProFund's) total assets (taken at market value), provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction;

          (iii) purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures;

          (iv) sell any security which it does not own unless by virtue of its ownership of other securities it has at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon the same conditions;

          (v)  invest for the purpose of exercising control or management;

          (vi) purchase securities issued by any investment company except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; provided, however, that securities of any investment company will not be purchased for the Portfolio (ProFund) if such purchase at the time thereof would cause (a) more than 10% of the Portfolio's (ProFund's) total assets (taken at the greater of cost or market value) to be invested in the securities of such issuers; (b) more than 5% of the Money Market ProFund's total assets (taken at the greater of cost or market value) to be invested in any one investment company; or (c) more than 3% of the outstanding voting securities of any such issuer to be held for the Portfolio (ProFund); and, provided further, that the Portfolio shall not invest in any other open-end investment company unless the Portfolio (ProFund) (1) waives the investment advisory fee with respect to assets invested in other open-end investment companies and (2) incurs no sales charge in connection with the investment (as an operating policy, each Portfolio will not invest in another open-end registered investment company);

          (vii) invest more than 15% of the Portfolio's (ProFund's) total net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable not including (a) Rule 144A securities that have been determined to be liquid by the Board of Trustees; and (b) commercial paper that is sold under section 4(2) of the 1933 Act which: (i) is not traded flat or in default as to interest or principal; and (ii) is rated in one of the two highest categories by at least two nationally recognized statistical rating organizations; (iii) is rated one of the two highest categories by one nationally recognized statistical rating agency and the Portfolio's

               (ProFund's) Board of Trustees have determined that the commercial paper is equivalent quality and is liquid;

          (viii) with respect to 75% of the Portfolio's total assets, purchase securities of any issuer if such purchase at the time thereof would cause the Portfolio (ProFund) to hold more than 10% of any class of securities of such issuer, for which purposes all indebtedness of an issuer shall be deemed a single class and all preferred stock of an issuer shall be deemed a single class, except that futures or option contracts shall not be subject to this restriction;

          (ix) if the Portfolio is "diversified," the ProFund, with respect to 75% of the value of its total assets, has invested no more than 5% of its total assets in the securities (excluding U.S. government securities) of any one issuer*;

          (x) make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue and equal in amount to, the securities sold short, and unless not more than 10% of the Portfolio's (ProFund's) net assets (taken at market value) is represented by such securities, or securities convertible into or exchangeable for such securities, at any one time (the Portfolio (ProFund) has no current intention to engage in short selling).

     *With respect to (ix) as an operating policy, the Portfolio may not invest more than 5% of its total assets in the securities of any one issuer except for U.S. government obligations and repurchase agreements, which may be purchased without limitation.

     The Money Market ProFund will comply with the state securities laws and regulations of all states in which it is registered. The Portfolio will comply with the permitted investments and investment limitations in the securities laws and regulations of all states in which the Portfolio, or any other registered investment company investing in the Portfolio, is registered.

                        DETERMINATION OF NET ASSET VALUE


     The net asset values of the shares of the ProFunds are determined as of the close of business of the NYSE (ordinarily, 4:00 p.m. Eastern Time) on each day the NYSE and Chicago Mercantile Exchange are open for business.


     To the extent that portfolio securities of a ProFund are traded in other markets on days when the ProFund's principal trading market(s) is closed, the ProFund's net asset value may be affected on days when investors do not have access to the ProFund to purchase or redeem shares.


     The net asset value of each class of shares of a ProFund serves as the basis for the purchase and redemption price of the shares. The net asset value per share of each class of a ProFund is calculated by dividing the market value of the ProFund's assets attributed to a specific class (in the case of Money Market ProFund, the value of its investment in the Portfolio), less all liabilities attributed to the specific class, by the number of outstanding shares of the class. If market quotations are not readily available, a security will be valued at fair value using methods established or ratified by the Trustees of ProFunds. Money Market ProFund's net asset value per share will normally be $1.00. There is no assurance that the $1.00 net asset value will be maintained.


     The Portfolio will utilize the amortized cost method in valuing its portfolio securities. This method involves valuing each security held by the Portfolio at its cost at the time of its purchase and thereafter assuming a constant amortization to maturity of any discount or premium. Accordingly, immaterial fluctuations in the market value of the securities held by the Portfolio will not be reflected in the Money Market ProFund's net asset value. The Board of Trustees of the Portfolio will monitor the valuation of assets of this method and will make such changes as it deems necessary to assure that the assets of the Portfolio are valued fairly in good faith.

     The securities in the portfolio of a non-money market ProFund, except as otherwise noted, that are listed or traded on a stock exchange, are valued based on market closing price. Other securities that are traded on the OTC markets are priced using NASDAQ, which provides information on bid and asked prices quoted by major dealers in such stocks. Bonds, other than convertible bonds, are valued using a third-party pricing system. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Short-term debt securities are generally valued at amortized cost, which approximates market value. When market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees.


     Futures contracts are valued at their last sale price prior to the valuation time. Options on futures contracts generally are valued at fair value as determined with reference to established futures exchanges. Options on securities and indices purchased by a ProFund are valued at their last sale price prior to the valuation time or at fair value. In the event of a trading halt that closes the NYSE early, futures contracts will be valued on the basis of settlement prices on futures exchanges, options on futures will be valued at fair value as determined with reference to such settlement prices, and options on securities and indices will be valued at their last sale price prior to the trading halt or at fair value.

     In the event a trading halt closes a futures exchange for a given day and that closure occurs prior to the close of the NYSE on that day, futures contracts will be valued on the basis of fair value.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

NON-MONEY MARKET PROFUNDS

     Subject to the general supervision by the Trustees, the Advisor is responsible for decisions to buy and sell securities for each of the ProFunds, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. The Advisor expects that the ProFunds may execute brokerage or other agency transactions through registered broker-dealers, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and the rules and regulations thereunder. The Advisor may serve as an investment manager to a number of clients, including other investment companies. It is the practice of the Advisor to cause purchase and sale transactions to be allocated among the ProFunds and others whose assets the Advisor manages in such manner as the Advisor deems equitable. The main factors considered by the Advisor in making such allocations among the ProFunds and other client accounts of the Advisor are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the person(s) responsible, if any, for managing the portfolios of the ProFunds and the other client accounts.

     The policy of each ProFund regarding purchases and sales of securities for a ProFund's portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, each ProFund's policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. Each ProFund believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the ProFund and the Advisor from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Advisor relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable.

     Purchases and sales of U.S. government securities are normally transacted through issuers, underwriters or major dealers in U.S. government securities acting as principals. Such transactions are made on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

     In seeking to implement a ProFund's policies, the Advisor effects transactions with those brokers and dealers who the Advisor believes provide the most favorable prices and are capable of providing efficient executions. If the Advisor believes such prices and executions are obtainable from more than one broker or dealer, the Advisor may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the ProFund or the Advisor. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities. If the broker-dealer providing these additional services is acting as a principal for its own account, no commissions would be payable. If the broker-dealer is not a principal, a higher commission may be justified, at the determination of the Advisor, for the additional services.

     The information and services received by the Advisor from brokers and dealers may be of benefit to the Advisor in the management of accounts of some of the Advisor's other clients and may not in all cases benefit a ProFund directly. While the receipt of such information and services is useful in varying degrees and would generally reduce the amount of research or services otherwise performed by the Advisor and thereby reduce the Advisor's expenses, this information and these services are of indeterminable value and the management fee paid to the Advisor is not reduced by any amount that may be attributable to the value of such information and services.

     Subject to the requirements of best execution, the Advisor may consider sales of Trust shares as a factor in the selection of broker-dealers to execute portfolio transactions.

     Each ProFund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on a ProFund's behalf. Each ProFund will be deemed to have received and accepted a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized agent receives the order. Customer orders will be priced at a ProFund's net asset value next computed after they are received from an authorized broker or the broker's authorized designee and accepted by the ProFund.

MONEY MARKET PROFUND AND THE PORTFOLIO


     Decisions to buy and sell securities and other financial instruments for Money Market ProFund and the Portfolio are made by DeAM, Inc., which also is responsible for placing these transactions, subject to the overall review of the Portfolio's Board of Trustees. Although investment requirements for the Portfolio are reviewed independently from those of the other accounts managed by DeAM, Inc. (the "Other Portfolios"), investments of the type the Portfolio may make may also be made by these Other Portfolios. When the Portfolio and one or more Other Portfolios or accounts managed by DeAM, Inc. are prepared to invest in, or desire to dispose of, the same security or other financial instrument, available investments or opportunities for sales will be allocated in a manner believed by DeAM, Inc. to be equitable to each. In some cases, this procedure may affect adversely the price paid or received by the Portfolio or the size of the position obtained or disposed of by the Portfolio.


     Purchases and sales of securities on behalf of the Portfolio usually are principal transactions. These securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. The cost of securities purchased from underwriters includes an underwriting commission or concession and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. U.S. government obligations are generally purchased from underwriters or dealers, although certain newly issued U.S. government obligations may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality.

     OTC purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere and principal transactions are not entered into with persons affiliated with the Portfolio except pursuant to exemptive rules or orders adopted by the Commission. Under rules adopted by the Commission, broker-dealers may not execute transactions on the floor of any national securities exchange for the accounts of affiliated persons, but may effect transactions by transmitting orders for execution.

     In selecting brokers or dealers to execute portfolio transactions on behalf of the Portfolio, DeAM, Inc. seeks the best overall terms available. In assessing the best overall terms available for any transaction, DeAM, Inc. will consider the factors it deems relevant, including the breadth of the market in the investment, the price of the investment, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, DeAM, Inc. is authorized, in selecting parties to execute a particular transaction and in evaluating the best overall terms available to consider the brokerage, but not research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended) provided to the Portfolio involved, the other Portfolios and/or other accounts over which DeAM, Inc. or its affiliates exercise investment discretion. DeAM, Inc.'s fees under its agreements with the Portfolios are not reduced by reason of its receiving brokerage services.

     The valuation of the Portfolio's securities is based on their amortized cost, which does not take into account unrealized capital gains or losses. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, generally without regard to the impact of fluctuating interest rates on the market value of the instrument. Although this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument.

     The Portfolio's use of the amortized cost method of valuing its securities is permitted by a rule adopted by the Commission. Under this rule, the Portfolio must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 days or and invest only in securities determined by or under the supervision of the Board of Trustees to be of high quality with minimal credit risks.

     Pursuant to the rule, the Board of Trustees of the Portfolio also has established procedures designed to allow investors in the Portfolio, such as the Money Market ProFund, to stabilize, to the extent reasonably possible, the investors' price per share as computed for the purpose of sales and redemptions at $1.00. These procedures include review of the Portfolio's holdings by the Portfolio's Board of Trustees, at such intervals as it deems appropriate, to determine whether the value of the Portfolio's assets calculated by using available market quotations or market equivalents deviates from such valuation based on amortized cost.

     The rule also provides that the extent of any deviation between the value of the Portfolio's assets based on available market quotations or market equivalents and such valuation based on amortized cost must be examined by the Portfolio's Board of Trustees. In the event the Portfolio's Board of Trustees determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, pursuant to the rule, the Portfolio's Board of Trustees must cause the Portfolio to take such corrective action as such Board of Trustees regards as necessary and appropriate, including: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or valuing the Portfolio's assets by using available market quotations.


     Each investor in the Portfolio, including the Money Market ProFund, may add to or reduce its investment in the Portfolio on each day the Portfolio determines its Net Asset Value. At the close of each such business day, the value of each investor's beneficial interest in the Portfolio will be determined by multiplying the Net Asset Value of the Portfolio by the percentage, effective for that day, which represents that investor's share of the aggregate beneficial interests in the Portfolio. Any additions or withdrawals, which are to be effected as of the close of business on that day, will then be effected. The investor's percentage of the aggregate beneficial interests in the Portfolio will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the close of business on such day plus or minus, as the case may be, the amount of net additions to or withdrawals from the investor's investment in the Portfolio effected as of the close of business on such day, and (ii) the denominator of which is the aggregate Net Asset Value of the Portfolio as of the close of business on such day plus or minus, as the case may be, the amount of net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio as of the close of the following business day.

     For the fiscal years ended December 31, 1999, 2000, and 2001, each non-money market ProFund paid brokerage commissions in the following amounts:


                              BROKERAGE COMMISSIONS
                                    FYE 12/31


                                             1999         2000         2001
                                          ----------   ----------   ----------
Bull ProFund                              $  103,401   $  846,200   $  559,672
Mid-Cap ProFund                                  N/A          N/A       22,169
Small-Cap ProFund                                N/A          N/A       25,369
OTC ProFund                                      N/A        1,083        6,152
Europe 30 ProFund (formerly UltraEurope
ProFund)                                      21,312      116,293      350,359
Mid-Cap Value ProFund                            N/A          N/A       98,542
Mid-Cap Growth ProFund                           N/A          N/A       38,006
Small-Cap Value ProFund                          N/A          N/A      169,100
Small-Cap Growth ProFund                         N/A          N/A       19,075
UltraBull ProFund                            273,433      667,359      898,177
UltraMid-Cap ProFund                             N/A      169,318      701,169
UltraSmall-Cap ProFund                           N/A    1,654,674    1,762,327
UltraOTC ProFund                           1,762,180      586,494      112,836
UltraJapan ProFund                               N/A       47,300       71,763
Bear ProFund                                  14,180       12,588       39,972
UltraBear ProFund                            112,090       84,154      108,091
UltraShort OTC ProFund                       170,455      190,586       94,175
Banks UltraSector ProFund                        N/A          N/A        2,201
Basic Materials UltraSector
ProFund                                          N/A          N/A        5,012
Biotechnology UltraSector ProFund                N/A        2,366        4,802
Energy UltraSector ProFund                       N/A          662       22,811
Financial UltraSector ProFund                    N/A       82,442       63,016
Healthcare UltraSector ProFund                   N/A       25,418       33,136
Internet UltraSector ProFund                     N/A          140        2,817
Pharmaceuticals UltraSector
ProFund                                          N/A        1,238       22,642
Real Estate UltraSector ProFund                  N/A      200,658      344,173
Semiconductor UltraSector
ProFund                                          N/A        7,174       21,693
Technology UltraSector ProFund                   N/A        2,900       22,819
Telecommunications UltraSector
ProFund                                          N/A       15,399       47,574
Utilities UltraSector ProFund                    N/A          -0-       22,585
Wireless Communications
UltraSector ProFund                              N/A          718       56,749
Money Market ProFund                             -0-          -0-
                                                                           -0-



     Any ProFund not appearing in the chart above had not commenced operations as of December 31, 2001.

                             MANAGEMENT OF PROFUNDS

Trustees and Officers
---------------------


Board of Trustees




          Overall responsibility for management of the Trust rests with its Board of Trustees, who are elected by the shareholders of the Trust. The Trustees elect the officers of the Trust to supervise actively its day-to-day operations.


Trustees


-------------------------------------------------------------------------------------------------------------------
     Name, Address, and Age      Position(s)     Term of          Principal         Number of          Other
                                  Held with     Office and       Occupation(s)      Portfolios      Directorships
                                  the Trust      Length of       During Past 5       in Fund      Held by Trustee
                                                Time Served          Years           Complex
                                                                                   Overseen by
                                                                                     Trustee
-------------------------------------------------------------------------------------------------------------------
Non-Interested Trustees
-------------------------------------------------------------------------------------------------------------------
Russell S. Reynolds, III          Trustee      Indefinite;     Directorship            92        Directorship
c/o Directorship Search Group,                 October 1997    Search Group,                     Search Group, Inc.
Suite 250                                      - present       Inc. (Executive
8 Sound Shore Drive                                            Recruitment):
Greenwich, CT 06831                                            Managing Director
Age:  44                                                       [March 1993 to
                                                               Present]
-------------------------------------------------------------------------------------------------------------------
Michael C. Wachs                  Trustee      Indefinite;     AMC Delancey            92        AMC Delancey
7501 Wisconsin Avenue,                         October 1997-   Group, Inc. (Real                 Group, Inc.
Suite 1000                                     present         Estate
Bethesda, MD  20814                                            Development):
Age:  40                                                       Vice President
                                                               [January 2001 to
                                                               Present];
                                                               Delancey
                                                               Investment Group,
                                                               Inc. (Real Estate
                                                               Development):
                                                               Vice President
                                                               [May 1996 to
                                                               December 2000];
-------------------------------------------------------------------------------------------------------------------

Interested Trustee
-------------------------------------------------------------------------------------------------------------------
Michael L. Sapir*                 Trustee      Indefinite;     Chairman and            92
7501 Wisconsin Avenue,                         April 1997 -    Chief Executive
Suite 1000                                     present         Officer of the
Bethesda, MD  20814                                            Advisor [April
Age:  43                                                       1997 to present]
-------------------------------------------------------------------------------------------------------------------


* Mr. Sapir may be deemed to be an "interested person," as defined by the 1940 Act, because of his employment with the Advisor.

Executive Officers


--------------------------------------------------------------------------------------------------------
Name, Address, and Age   Position(s) Held with    Term of Office and Length   Principal Occupation(s)
                                Trust                  of Time Served           During Past 5 Years
--------------------------------------------------------------------------------------------------------
Michael L. Sapir         Chairman and President   Indefinite; April 1997  -   Chairman and Chief
7501 Wisconsin Avenue,                            present                     Executive Officer of the
Suite 1000                                                                    Advisor (April 1997 to
Bethesda, MD  20814                                                           present)
Age:  43
--------------------------------------------------------------------------------------------------------
Louis M. Mayberg         Secretary                Indefinite; April 1997  -   President of the Advisor
7501 Wisconsin Avenue,                            present                     (May 1997 to present).
Suite 1000
Bethesda, MD  20814
Age:  39
--------------------------------------------------------------------------------------------------------
Steven D. Pierce         Treasurer                Indefinite; February 2002   BISYS Fund Services: Vice
3435 Stelzer Road                                 - present                   President of Accounting
Columbus, OH 43219                                                            [April 1999 to present];
Age:  36                                                                      CAN Insurance: Manager
                                                                              [April 1996 to April 1999]
--------------------------------------------------------------------------------------------------------
John Danko               Vice President           Indefinite; August 1999 -   BISYS Fund Services:
60 State Street                                   present                     Director of Client
Boston, MA 02109                                                              Services [February 1997 to
Age:  35                                                                      present]
--------------------------------------------------------------------------------------------------------


Audit Committee


     The Board of Trustees has an Audit Committee, whose function is to oversee the Trust's accounting and financial reporting policies and practices and its internal controls, and to oversee the quality and objectivity of the Trust's financial statements and the audit thereof. The Audit Committee currently consists of Messrs. Reynolds and Wachs. The Audit Committee held two (2) meetings during the last year.

     Listed below for each Trustee is a dollar range of securities beneficially owned in the ProFunds, together with the aggregate dollar range of equity securities in all registered investment companies overseen by each Trustee that are in the same family of investment companies as the Trust, as of December 31, 2001.

--------------------------------------------------------------------------------------------------
    Name of Trustee        Dollar Range of Equity Securities in   Aggregate Dollar Range of Equity
                                         the Trust                  Securities in All Registered
                                                                  Investment Companies Overseen by
                                                                   Trustee in Family of Investment
                                                                              Companies
--------------------------------------------------------------------------------------------------
Russell S. Reynolds, III                   None                                 None
--------------------------------------------------------------------------------------------------
Michael L. Sapir                           None                                 None
--------------------------------------------------------------------------------------------------
Michael C. Wachs                           None                                 None
--------------------------------------------------------------------------------------------------

     As of April 1, 2002, the Trustees and officers of the Trust, as a group, owned outstanding shares that entitled them to give voting instructions with respect to less than one percent of the shares of any class of any ProFund.

     No non-interested Trustee (or an immediate family member thereof) has any share ownership in securities of the Advisor, the principal underwriter of the ProFunds, and any entity controlling, controlled by or under common control with the Advisor or principal underwriter of the ProFunds (not including registered investment companies) as of December 31, 2001.

     No non-interested Trustee (or an immediate family member thereof) had any direct or indirect interest, the value of which exceeds $60,000, in the Advisor, the principal underwriter of the ProFunds, or any entity controlling, controlled by or under common control with the Advisor or the principal underwriter of the ProFunds (not including registered investment companies) during the two most recently completed calendar years.

     No non-interested Trustee, or an immediate family member thereof, during the two most recently completed calendar years had: (i) any material interest, direct or indirect, in any transaction or series of similar transactions, in which the amount involved exceeds $60,000; or (ii) any direct or indirect relationship of any nature, in which the amount involved exceeds $60,000, with:

     . the Trust;
     . an officer of the Trust;
     . an investment company, or person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the ProFunds or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Advisor or principal underwriter of the ProFunds;
     . an officer of an investment company, or a person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the ProFunds or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Advisor or principal underwriter of the ProFunds;
     . the Advisor or the principal underwriter of the ProFunds, . an officer of the Advisor or the principal underwriter of the ProFunds;
     . a person directly or indirectly controlling, controlled by, or under common control with the Advisor or the principal underwriter of the ProFunds; or
     . an officer of a person directly or indirectly controlling, controlled by, or under common control with the Advisor or the principal underwriter of the ProFunds.


Trustee Compensation


     For the fiscal year ended December 31, 2001, the Trust paid the following compensation to the Trustees of the Trust:

----------------------------------------------------------------------------------------------------------
 Name of Person, Position        Aggregate          Pension or      Estimated Annual   Total Compensation
                             Compensation From      Retirement       Benefits Upon     From Trust and Fund
                                   Trust*        Benefits Accrued      Retirement        Complex Paid to
                                                 as Part of Trust                           Directors
                                                    Expenses**
----------------------------------------------------------------------------------------------------------
Russell S. Reynolds, III,
Trustee                            $11,000               $0                 $0                $11,000
----------------------------------------------------------------------------------------------------------
Michael L. Sapir, Trustee,
Chairman and President             $     0               $0                 $0                $     0
----------------------------------------------------------------------------------------------------------
Michael C. Wachs, Trustee
                                   $11,000               $0                 $0                $11,000
----------------------------------------------------------------------------------------------------------

* The Trust pays each Trustee who is not an employee of the Advisor or its affiliates $2,500 for attendance at each regular meeting of the Board of Trustees and $500 for attendance at each special meeting of the Board of Trustees. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

** The Trust does not accrue pension or retirement benefits as part of ProFund expenses, and Trustees of the Trust are not entitled to benefits upon retirement from the Board of Trustees.

                   MANAGEMENT OF THE CASH MANAGEMENT PORTFOLIO

Trustees and Officers

     The overall business and affairs of the Portfolio are managed by its Board of Trustees. The Board approves all significant agreements between the Portfolio and persons or companies furnishing services to the Portfolio, including the Portfolio's agreements with its investment adviser, distributor, custodian and transfer agent. The Board of Trustees and the executive officers are responsible for managing the Portfolio's affairs and for exercising the Portfolio's powers except those reserved for the shareholders and those assigned to DeAM, Inc. or other service providers. Each Trustee holds office until he resigns, is removed or a successor is elected and qualified. Each officer is elected to serve until he or she resigns, is removed or a successor has been duly elected and qualified.

     The following information is provided for each Trustee and Officer of the Portfolio's Board as of the end of the most recently completed calendar year. The first section of the table lists information for each Trustee who is not an 'interested person' of the Portfolio (as defined in the 1940 Act) (an "Independent Trustee"). Information for each Non-Independent Trustee (the "Interested Trustee") follows. The Interested Trustees are considered to be interested persons as defined by the 1940 Act because of their employment with either the Money Market ProFund's or Portfolio's investment adviser or principal underwriter. The mailing address for the Trustees and Officers with respect to Portfolio operations is One South Street, Baltimore, Maryland, 21202.



Information Concerning Trustees And Officers



----------------------------------------------------------------------------------------------------------

 Name, Birth date and           Business Experience and Directorships During the       Number of Funds in
Position with each Trust                            Past 5 Years                       the Fund Complex
 and the  Portfolio                                                                       Overseen by
                                                                                           Trustee/1/
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
Independent Trustees
--------------------
----------------------------------------------------------------------------------------------------------
Charles P. Biggar            Retired (since 1987); formerly Vice President,            27
10/13/30                     International Business Machines ('IBM') (1975-1978) and
Trustee of Cash Management   President, National Services and the Field Engineering
Portfolio since 1990.        Divisions of IBM (1976-1987).

----------------------------------------------------------------------------------------------------------
S. Leland Dill               Trustee, Phoenix Zweig Series Trust (since September      27
3/28/30                      1989); Trustee, Phoenix Euclid Market Neutral Fund
Trustee of Cash Management   (since May 1998); Retired (since 1986); formerly
Portfolio since 1990.        Partner, KPMG Peat Marwick (June 1956-June 1986);
                             Director, Vintners International Company Inc. (June
                             1989-May 1992); Director, Coutts (USA) International
                             (January 1992-March 2000); Director, Coutts Trust
                             Holdings Ltd., Director, Coutts Group (March 1991-March
                             1999); General Partner, Pemco (June 1979-June 1986).

----------------------------------------------------------------------------------------------------------
                                                                                       27
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------

 Name, Birth date and           Business Experience and Directorships During the       Number of Funds in
Position with each Trust                            Past 5 Years                       the Fund Complex
 and the  Portfolio                                                                       Overseen by
                                                                                           Trustee/1/
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
Martin J. Gruber             Nomura Professor of Finance, Leonard N. Stern School of
7/15/37                      Business, New York University (since 1964); Trustee,
Trustee of Cash              CREF (since 2000); Director, S.G. Cowen Mutual Funds
Management Portfolio since   (since 1985); Director, Japan Equity Fund, Inc. (since
1990.                        1992); Director, Thai Capital Fund, Inc. (since 2000);
                             Director, Singapore Fund, Inc. (since 2000).

----------------------------------------------------------------------------------------------------------
Richard J. Herring           Jacob Safra Professor of International Banking and        27
2/18/46                      Professor, Finance Department, The Wharton School,
Trustee of Cash              University of Pennsylvania (since 1972); Director,
Management Portfolio since   Lauder Institute of International Management Studies
1990.                        (since 2000); Co-Director, Wharton Financial
                             Institutions Center (since 2000).

----------------------------------------------------------------------------------------------------------
Bruce E. Langton             Formerly Assistant Treasurer of IBM Corporation (until    27
May 10, 1931                 1986); Trustee and Member, Investment Operations
Trustee of Cash              Committee, Allmerica Financial Mutual Funds (1992 to
Management Portfolio since   2001); Member, Investment Committee, Unilever US
1990.                        Pension and Thrift Plans (1989 to 2001)/2/; Retired
                             (since 1987); Director, TWA Pilots Directed
                             Account Plan and 401(k) Plan (1988 to 2000).

----------------------------------------------------------------------------------------------------------
Philip Saunders, Jr.         Principal, Philip Saunders Associates (Economic and       27
10/11/35                     Financial Consulting) (since 1998); former Director,
Trustee of Cash              Financial Industry Consulting, Wolf & Company
Management Portfolio since   (1987-1988); President, John Hancock Home Mortgage
1990.                        Corporation (1984-1986); Senior Vice President of
                             Treasury and Financial Services, John Hancock Mutual
                             Life Insurance Company, Inc. (1982-1986).

----------------------------------------------------------------------------------------------------------
Harry Van Benschoten         Retired (since 1987); Corporate Vice President, Newmont   27
2/18/28                      27 2/18/28 Mining Corporation (prior to 1987);
Trustee of Cash              Director, Canada Life Insurance Corporation of New York
Management Portfolio since   (since 1987).
1999.

----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
Interested Trustee
------------------
----------------------------------------------------------------------------------------------------------
Richard T. Hale/3/           Managing Director, Deutsche Banc Alex. Brown Inc.         27
7/17/45                      (formerly DB Alex. Brown LLC) and Deutsche Asset
Trustee of Cash              Management Americas (1999 to present); Director and
Management Portfolio since   President, Investment Company Capital Corp. (registered
1990.                        investment adviser) (1996 to present).
                             Director/Trustee and President, Deutsche Asset
                             Management Mutual Funds (1989 to present); Director,
                             Deutsche Global Funds, Ltd. (2000 to present);
                             Director, CABEI Fund (2000 to present); Director, North
                             American Income Fund (2000 to present); Vice President,
                             Deutsche Asset Management, Inc. (2000 to present).
                             Chartered Financial Analyst. Formerly, Director, ISI
                             Family of Funds.

----------------------------------------------------------------------------------------------------------
Officers
--------
----------------------------------------------------------------------------------------------------------
Richard T. Hale              See information provided under Interested Trustees.
President

----------------------------------------------------------------------------------------------------------
Daniel O. Hirsch             Director, Deutsche Asset Management (1999 to present).
3/27/54                      Formerly, Principal, BT Alex. Brown Incorporated,
Vice President/              (Deutsche Banc Alex. Brown Inc.), (1998-1999);
Secretary                    Assistant General Counsel, United States Securities and
                             Exchange Commission, (1993-1998).

----------------------------------------------------------------------------------------------------------
Charles A. Rizzo             Director, Deutsche Asset Management (April 2000 to
8/5/57                       present); Certified Public Accountant; Certified
Treasurer                    Management Accountant. Formerly, Vice President and
                             Department Head, BT Alex. Brown Incorporated (Deutsche
                             Banc Alex. Brown Inc.) (1998-1999); Senior Manager,
                             Coopers & Lybrand L.L.P. (PricewaterhouseCoopers LLP)
                             (1993-1998).

----------------------------------------------------------------------------------------------------------
Amy Olmert                   Director, Deutsche Asset Management (formerly BT Alex.
5/14/63                      Brown Inc.) (January 1999 to present); Certified Public
Assistant Secretary          Accountant (1989 to present). Formerly, Vice President,
                             BT Alex. Brown Incorporated (Deutsche Banc Alex. Brown
                             Inc.), (1997-1999); Senior Manager (1992-1997), Coopers
                             & Lybrand L.L.P. (PricewaterhouseCoopers LLP)
                             (1988-1992).

----------------------------------------------------------------------------------------------------------



----------
/1/. As of December 31, 2001 the total number of Funds in the Deutsche Asset
     Management Fund Complex (the "Fund Complex") is 71.
/2/. A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended ("1934 Act").
/3/. Mr. Hale is a trustee who is an 'Interested Person' within the meaning of
     Section 2(a)(19) of the 1940 Act. Mr. Hale is Vice President of the Portfolio's investment adviser and a Managing Director of Deutsche Asset Management, the U.S. asset management unit of Deutsche Bank and its affiliates.

Trustee Ownership in the Funds/1/



--------------------------------------------------------------------------------------
                                                        Aggregate Dollar Range of
                                                    Ownership as of December 31, 2001
                       Dollar Range of Beneficial   in all Funds Overseen by Director
Trustee                Ownership in the Funds              in the Fund Complex/2/
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
Independent Trustees
--------------------
--------------------------------------------------------------------------------------
Charles P. Biggar      None                         None
--------------------------------------------------------------------------------------
S. Leland Dill         None                         $50,001-$100,000
--------------------------------------------------------------------------------------
Martin J. Gruber       None                         None
--------------------------------------------------------------------------------------
Richard J. Herring     None                         $50,001-$100,000
--------------------------------------------------------------------------------------
Bruce E. Langton       None                         Over $100,000
--------------------------------------------------------------------------------------
Philip Saunders, Jr.   None                         $10,001-$50,000
--------------------------------------------------------------------------------------
Harry Van Benschoten   None                         None
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
Interested Trustee
------------------
--------------------------------------------------------------------------------------
Richard T. Hale        None                         Over $100,000
--------------------------------------------------------------------------------------



1. Securities beneficially owned as defined under the 1934 Act include direct and or indirect ownership of securities where the trustee's economic interest is tied to the securities, employment ownership and securities when the trustee can exert voting power and when the trustee has authority to sell the securities. The dollar ranges are: None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, over
$100,001.

2. The funds overseen by the trustees in the Fund Complex consists of the following: BT Investment Funds, BT Institutional Funds, BT Pyramid Mutual Funds, BT Advisor Funds, Cash Management Portfolio, Treasury Money Portfolio, International Equity Portfolio, Equity 500 Index Portfolio, Capital Appreciation Portfolio, Asset Management Portfolio and BT Investment Portfolios.

Ownership In Securities of DeAM, Inc. and Related Companies

As reported to the Portfolio, the information in the following table reflects ownership by the Independent Trustees and their immediate family members of certain securities as of December 31, 2001. An immediate family member can be a spouse, children residing in the same household including step and adoptive children and any dependents. The securities represent ownership in an investment adviser or principal underwriter of the Portfolio and any persons (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Fund Complex (including Deutsche Bank AG).



-------------------------------------------------------------------------------------
                                                              Value of     Percent of
                                                              Securities   Class on an
                       Owner and                              on an        Aggregate
                       Relationship to             Title of   Aggregate    Basis
Trustee                Trustee           Company   Class      Basis

-------------------------------------------------------------------------------------
Charles P. Biggar      N/A
-------------------------------------------------------------------------------------
S. Leland Dill         N/A
-------------------------------------------------------------------------------------
Martin J. Gruber       N/A
-------------------------------------------------------------------------------------
Richard J. Herring     N/A
-------------------------------------------------------------------------------------
Bruce E. Langton       N/A
-------------------------------------------------------------------------------------
Philip Saunders, Jr.   N/A
-------------------------------------------------------------------------------------
Harry Van Benschoten   N/A
-------------------------------------------------------------------------------------

Trustee Compensation Table

-----------------------------------------------------------
                       Aggregate         Total Compensation
                       Compensation      from
Trustee                from Portfolio*   Fund Complex**
-----------------------------------------------------------
Charles P. Biggar          $1,425            $50,583
-----------------------------------------------------------
S. Leland Dill             $1,425            $50,583
-----------------------------------------------------------
Martin J. Gruber           $1,425            $50,583
-----------------------------------------------------------
Richard J. Herring         $1,425            $50,583
-----------------------------------------------------------
Bruce E. Langton           $1,425            $50,583
-----------------------------------------------------------
Philip Saunders, Jr.       $1,425            $50,583
-----------------------------------------------------------
Harry Van Benschoten       $1,425            $50,583
-----------------------------------------------------------

* The information provided is for the Cash Management Portfolio for the year ended December 31, 2001.

** Aggregated information is furnished for the Fund Complex, which consists of BT Investment Funds, BT Institutional Funds, BT Pyramid Mutual Funds, BT Advisor Funds, BT Investment Portfolios, Cash Management Portfolio, Treasury Money Portfolio, International Equity Portfolio, Asset Management Portfolio, Equity 500 Index Portfolio and Capital Appreciation Portfolio for the year ended December 31, 2001.

          As of April 1, 2002, the Trustees and Officers of the Portfolio Fund and BT Investment Funds owned in the aggregate less than 1% of the shares of the Fund or the Trust (all series taken together)


PROFUND ADVISORS LLC


     Under an investment advisory agreement between the Trust, on behalf of each ProFund, and the Advisor dated October, 1997 and amended and restated as of February 18, 1998, October 15, 1999, January 24, 2000, May 5, 2000, August 24,
2000, December 8, 2000, January 26, 2001, May 1, 2001, September 1, 2001 and May 1, 2002 (the "Agreement" or "Advisory Agreement"), each non-money market ProFund, except the U.S. Government Plus ProFund and UltraJapan ProFund, pays the Advisor a fee at an annualized rate of 0.75% of its average daily net assets (Europe 30 ProFund, formerly UltraEurope ProFund, paid the Advisor a fee at an annualized rate of 0.90% of its average daily net assets prior to September 4,
2001). Each of the OTC ProFund, U.S. Government Plus ProFund and UltraJapan ProFund pays the Advisor a fee at an annualized rate of 0.70%, 0.50% and 0.90%, respectively, of its average daily net assets. The Advisor manages the investment and the reinvestment of the assets of each of the Funds, in accordance with the investment objectives, policies, and limitations of the ProFund, subject to the general supervision and control of Trustees and the officers of ProFunds. The Advisor bears all costs associated with providing these advisory services. The Advisor's address is 7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland 20814.


     In determining whether it was appropriate to approve the Advisory Agreement on behalf of the ProFunds, the Board requested information, provided by the Advisor, that it believed to be reasonably necessary to reach its conclusion. The Board carefully evaluated this information, and was advised by legal counsel with respect to its deliberations. The Trustees decided to approve the Advisory Agreement on the basis of the following considerations, among others:


..    The fairness and reasonableness of the investment advisory fee payable to
     ProFund Advisors under the Advisory Agreement in light of the investment advisory services provided, the costs of these services, the profitability of ProFund Advisors's relationship with the ProFunds, and the comparability of the fees paid to fees paid by other investment companies;

..    The nature, quality and extent of the investment advisory services provided by ProFund Advisors, in light of the high quality services provided by ProFund Advisors in its management of the ProFunds and the

     ProFunds' historic performance, including the success of the ProFunds in tracking benchmarks and achieving stated investment objectives;

..    The Advisor's entrepreneurial commitment to the management of the ProFunds and the creation of a broad-based family of funds, which could entail a substantial commitment of ProFund Advisors's assets to the successful operation of the ProFunds;

..    The Advisor's representations regarding its staffing and capabilities to manage the ProFunds, including the retention of personnel with relevant portfolio management experience; and

..    The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of ProFund Advisors.


     In light of the above considerations and such other factors and information it considered relevant, the Board unanimously determined that the Advisory Agreement was consistent with the best interests of the each ProFund and its shareholders.


     Shareholders of Money Market ProFund, on April 25, 2001, approved an investment advisory agreement between the Trust, on behalf of Money Market ProFund, and ProFund Advisors under which ProFund Advisors serves as investment advisor of Money Market ProFund for an annual fee equal to 0.35% of the average daily net assets of Money Market ProFund, although no fee is payable under the agreement until the master-feeder relationship with the Portfolio is terminated and ProFund Advisers directly invests the assets of Money Market ProFund.


     For the fiscal years ended December 31, 1999, 2000, and 2001, the Advisor was entitled to, and voluntarily waived, advisory fees in the following amounts for each of the ProFunds:

                                  ADVISORY FEES
                                    FYE 12/31


                                                       1999                    2000                  2001
                                                Earned     Waived      Earned      Waived     Earned     Waived
                                              -----------------------------------------------------------------
Bull ProFund                                  $  256,852   $ 19,821   $  490,079      -0-   $  225,673      -0-
Mid-Cap ProFund                                      N/A        N/A          N/A      N/A        3,136    3,136
Small-Cap ProFund                                    N/A        N/A          N/A      N/A       24,422      -0-
OTC ProFund                                          N/A        N/A       22,544      -0-       51,745   25,233
Europe 30 ProFund (formerly UltraEurope
ProFund)                                          41,329     41,329       66,373   66,373       44,369   44,369
Mid-Cap Value ProFund                                N/A        N/A          N/A      N/A       12,941    8,797
Mid-Cap Growth ProFund                               N/A        N/A          N/A      N/A       20,637      -0-
Small-Cap Value ProFund                              N/A        N/A          N/A      N/A       32,481      -0-
Small-Cap Growth ProFund                             N/A        N/A          N/A      N/A        8,736    8,736
UltraBull ProFund                              1,126,462        -0-    1,396,815      -0-      777,346      -0-
UltraMid-Cap ProFund                                 N/A        N/A      198,179      -0-      299,678      -0-
UltraSmall-Cap ProFund                               N/A        N/A      264,648   72,542      311,616   20,996
UltraOTC ProFund                               3,446,266        -0-    9,026,371      -0-    2,888,714      -0-
UltraJapan ProFund                                   N/A        N/A       34,389   21,932       50,838   20,194
Bear ProFund                                     104,541     23,324       51,733   13,458      114,121      -0-
UltraBear ProFund                                458,760        -0-      316,582      -0-      369,832      -0-
UltraShort OTC ProFund                           499,786        -0-      512,256      -0-      481,769      -0-
Banks UltraSector ProFund                            N/A        N/A          N/A      N/A        3,045    3,045
Basic Materials UltraSector ProFund                  N/A        N/A          N/A      N/A        2,365    2,365
Biotechnology UltraSector ProFund                    N/A        N/A       33,012   10,881       54,966   36,038
Energy UltraSector ProFund                           N/A        N/A       12,608   12,608       44,879   38,671
Financial UltraSector ProFund                        N/A        N/A       33,345   10,188       76,852   41,687
Healthcare UltraSector ProFund                       N/A        N/A       22,775    7,319       41,504   26,258
Internet UltraSector ProFund                         N/A        N/A        5,968    5,968       19,424   19,424
Pharmaceuticals UltraSector ProFund                  N/A        N/A       16,445   10,283       44,741   13,619
Real Estate UltraSector ProFund                      N/A        N/A       53,294   26,081      103,772      -0-

                                  ADVISORY FEES
                                    FYE 12/31


Semiconductor UltraSector ProFund                    N/A        N/A       12,275   12,275       40,688   40,688
Technology UltraSector ProFund                       N/A        N/A        5,094    5,094       34,782   34,782
Telecommunications UltraSector ProFund               N/A        N/A        4,771    4,771       19,509   19,509
Utilities UltraSector ProFund                        N/A        N/A       10,798    9,533       12,717   12,717
Wireless Communications UltraSector ProFund          N/A        N/A        6,448    6,448       21,820   21,820

     Any ProFund not appearing in the chart above had not commenced operations as of December 31, 2001.

     The Advisor may pay, out of its own assets and at no cost to the ProFunds, amounts to certain broker-dealers or other financial intermediaries in connection with the provision of administrative services and/or the distribution of the ProFunds' shares. For the fiscal year ended December 31, 2001, the Advisor did not pay, out of its own assets, any intermediaries for costs associated with administrative and distribution services.


DEUTSCHE ASSET MANAGEMENT, INC.


     Under the terms of an investment advisory agreement (the "Advisory Agreement") between the Portfolio and DeAM, Inc., DeAM, Inc. currently manages the Portfolio subject to the supervision and direction of the Board of Trustees of the Portfolio. DeAM, Inc. will: (i) act in strict conformity with the Portfolio's Declaration of Trust, the 1940 Act and the Investment Advisers Act of 1940, as the same may from time to time be amended; (ii) manage the Portfolio in accordance with the Portfolio's and/or Money Market ProFund's investment objectives, restrictions and policies, as stated herein and in the Prospectus;
(iii) make investment decisions for the Portfolio; and (iv) place purchase and sale orders for securities and other financial instruments on behalf of the Portfolio.


     DeAM, Inc. is a wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank is a banking company with limited liability organized under the laws of the Federal Republic of Germany. Deutsche Bank is the parent company of a group consisting of banks, capital market companies, fund management companies, mortgage banks, a property finance company, installments financing and leasing companies, insurance companies, research and consultancy companies and other domestic and foreign companies.

     DeAM, Inc., subject to the supervision and direction of the Board of Trustees of the Portfolio, manages the Portfolio in accordance with the Portfolio's investment objective and stated investment policies, makes investment decisions for the Portfolio, places orders to purchase and sell securities and other financial instruments on behalf of the Portfolio and employs professional investment managers and securities analysts who provide research services to the Portfolio. DeAM, Inc. may utilize the expertise of any of its worldwide subsidiaries and affiliates to assist it in its role as investment adviser. All orders for investment transactions on behalf of the Portfolio are placed by DeAM, Inc. with brokers, dealers and other financial intermediaries that it selects, including those affiliated with DeAM, Inc. A DeAM, Inc. affiliate will be used in connection with a purchase or sale of an investment for the Portfolio only if DeAM, Inc. believes that the affiliate's charge for the transaction does not exceed usual and customary levels. The Portfolio will not invest in obligations for which DeAM, Inc. or any of its affiliates is the ultimate obligor or accepting bank. The Portfolio may, however, invest in the obligations of correspondents or customers of DeAM, Inc. On April 30, 2001, the investment adviser to the Portfolio changed from Bankers Trust Company to DeAM, Inc.


     DeAM, Inc. bears all expenses in connection with the performance of services under the Advisory Agreement. DeAm, Inc. may pay, out of its own assets and at no cost to the Portfolio, amounts to financial intermediaries (including ProFund Advisors or another service provider to the Money Market ProFund), in connection with the provision of administrative and/or distribution services on behalf of the Portfolio. Money Market ProFund and the Portfolio bear certain other expenses incurred in their operation, including: taxes, interest, brokerage fees and commissions, if any; fees of Trustees of the Trust or Portfolio who are not officers, directors or employees of DeAM, Inc., the Advisor, the administrator or any of their affiliates; SEC fees and state Blue Sky qualification fees, if any; administrative and services fees; certain insurance premiums, outside auditing and legal expenses, and costs of maintenance of corporate existence; costs attributable to investor services, including without limitation, telephone and personnel expenses; and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and meetings of shareholders, officers and Trustees of the Trust or the Portfolio; and any extraordinary expenses.


     For the fiscal years ended December 31, 1999, 2000, and 2001, Banker's Trust, the investment advisor to the Portfolio prior to DeAM, Inc., earned $10,613,250, $12,843,718 and $14,288,809, respectively, in compensation for investment advisory services provided to the Portfolio. During the same periods, Bankers Trust, reimbursed $1,445,608, $1,881,361 and $2,046,136, respectively, to the Portfolio to cover expenses.

     It is anticipated that shareholders of the Money Market ProFund, and the other feeder funds that invest in the Portfolio, soon will be asked to approve a new investment advisory agreement with DeAM, Inc.. The proposed investment advisory agreement has terms that are substantially similar to the terms of the Advisory Agreement, including the investment advisory fees to be paid to DeAM, Inc., but will authorize DeAM, Inc., with the approval of the Portfolio's Board of Trustees, to appoint investment sub-advisers, including sub-advisers that are affiliates of DeAM, Inc.


     DeAM, Inc., or its affiliates may have deposit, loan and other commercial banking relationships with the issuers of obligations which may be purchased on behalf of the Portfolio, including outstanding loans to such issuers which could be repaid in whole or in part with the proceeds of securities so purchased. Such affiliates deal, trade and invest for their own accounts in such obligations and among the leading dealers of various types of such obligations. DeAM, Inc. has informed the Portfolio that, in making its investment decisions, it does not obtain or use material inside information in its possession or in the possession of any of its affiliates. In making investment recommendations for the Portfolio, DeAM, Inc. will not inquire or take into consideration whether an issuer of securities proposed for purchase of sale by the Portfolio is a customer of DeAM, Inc., its parent or its subsidiaries or affiliates. Also, in dealing with its customers, DeAM, Inc., its parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by any fund managed by DeAM, Inc. or any such affiliate.

CODES OF ETHICS


     The Trust, the Advisor, and ProFunds Distributors, Inc. (the "Distributor") each have adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of the Trust, the Advisor, and the Distributor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the ProFunds (which may also be held by persons subject to a code). There can be no assurance that the codes will be effective in preventing such activities. The Codes permit personnel subject to them to invest in securities, including securities that may be held or purchased by a ProFund; however, such transactions are reported on a regular basis.


ADMINISTRATOR,  TRANSFER AGENT, AND FUND ACCOUNTING AGENT

          BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS") acts as Administrator to the ProFunds. The Administrator provides ProFunds with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of net asset values; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by ProFunds under Federal and state securities laws. The Administrator also maintains the shareholder account records for ProFunds, distributes dividends and distributions payable by the ProFunds, and produces statements with respect to account activity for the ProFunds and their shareholders. The Administrator pays all fees and expenses that are directly related to the services provided by the Administrator to ProFunds; each ProFund reimburses the Administrator for all fees and expenses incurred by the Administrator which are not directly related to the services the Administrator provides to the ProFunds under the service agreement.


     The Trust, as of January 1, 2001, pays BISYS an annual fee, for its services as Administrator, based on the aggregate average daily net assets of all series of the Trust. This fee ranges from 0.05% of aggregate average daily net assets of $0 to $2 billion to 0.02% of aggregate average daily net assets of $10 billion and over on an annual basis, on an annual basis. Prior to January 1, 2001, the Trust paid BISYS a fee ranging from 0.15% of average daily net assets of $0 to $300 million to 0.05% of average daily net assets of $1 billion and over, on an annual basis.

     BISYS Funds Services Ohio, Inc. ("BFSI"), an affiliate of BISYS, acts as transfer agent and fund accounting agent for each series of the Trust, for which BISYS receives additional fees. The address for BISYS and BFSI is 3435 Stelzer Road, Suite 1000, Columbus, Ohio 43219.


     For the fiscal years ended December 31, 1999, 2000, and 2001, BISYS, as Administrator, was entitled to, and voluntarily waived, administration fees in the following amounts for each of the ProFunds:

                                                     ADMINISTRATION FEES
                                                          FYE 12/31


                                                      1999                 2000                 2001
                                                Earned    Waived    Earned      Waived    Earned    Waived
                                              ------------------------------------------------------------
Bull ProFund                                  $ 42,221   $ 1,621   $   57,115     -0-    $ 16,430     -0-
Mid-Cap ProFund                                    N/A       N/A          N/A     N/A          56     -0-
Small-Cap ProFund                                  N/A       N/A          N/A     N/A         692     -0-
OTC ProFund                                        N/A       N/A        2,944     -0-       4,108     -0-
Europe 30 ProFund (formerly UltraEurope
ProFund)                                        40,685       -0-       75,000     -0-       2,854     -0-
Mid-Cap Value ProFund                              N/A       N/A          N/A     N/A         189     -0-
Mid-Cap Growth ProFund                             N/A       N/A          N/A     N/A         552     -0-
Small-Cap Value ProFund                            N/A       N/A          N/A     N/A         881     -0-
Small-Cap Growth ProFund                           N/A       N/A          N/A     N/A         232     -0-
UltraBull ProFund                              218,932    19,797      163,428     -0-      58,087     -0-
UltraMid-Cap ProFund                               N/A       N/A       23,673     -0-      22,165     -0-
UltraSmall-Cap ProFund                             N/A       N/A       31,137     -0-      22,636     -0-
UltraOTC ProFund                               691,106    87,526    1,046,205     -0-     209,784     -0-
UltraJapan ProFund                                 N/A       N/A        3,344     -0-       3,135     -0-
Bear ProFund                                    19,034       429        6,047     -0-       8,461     -0-
UltraBear ProFund                               96,949    11,660       36,981     -0-      27,620     -0-
UltraShort OTC ProFund                         100,112    10,042       60,183     -0-      35,887     -0-
Banks UltraSector ProFund                          N/A       N/A          N/A     N/A          63     -0-
Basic Materials UltraSector ProFund                N/A       N/A          N/A     N/A          53     -0-
Biotechnology UltraSector ProFund                  N/A       N/A        3,977     -0-       3,939     -0-
Energy UltraSector ProFund                         N/A       N/A        1,537     -0-       3,274     -0-
Financial UltraSector ProFund                      N/A       N/A        4,057     -0-       5,581     -0-
Healthcare UltraSector ProFund                     N/A       N/A        2,769     -0-       2,974     -0-
Internet UltraSector ProFund                       N/A       N/A          706     -0-       1,397     -0-
Pharmaceuticals UltraSector ProFund                N/A       N/A        1,998     -0-       3,187     -0-
Real Estate UltraSector ProFund                    N/A       N/A        6,370     -0-       7,559     -0-
Semiconductor UltraSector ProFund                  N/A       N/A        1,481     -0-       2,979     -0-
Technology UltraSector ProFund                     N/A       N/A          615     -0-       2,517     -0-
Telecommunications UltraSector ProFund             N/A       N/A          578     -0-       1,442     -0-
Utilities UltraSector ProFund                      N/A       N/A        1,324     -0-         911     -0-
Wireless Communications UltraSector ProFund        N/A       N/A          767     -0-       1,615     -0-
Money Market ProFund                           189,248       -0-      291,472     -0-     207,693     -0-

     Any ProFund not appearing in the chart above had not commenced operations as of December 31, 2001.

     The Advisor, pursuant to a separate Management Services Agreement, performs certain client support and other administrative services on behalf of the ProFunds and feeder fund management and administrative services to Money Market ProFund. These services include monitoring the performance underlying investment company in which Money Market ProFund invests, coordinating Money Market ProFund's relationship with that investment company, and communicating with the Trust's Board of Trustees and shareholders regarding such entity's performance and Money Market ProFund's two tier structure and, in general, assisting the Board of Trustees of the Trust in all aspects of the administration and operation of the ProFunds. For these services, the ProFunds will pay to ProFunds Advisors LLC a fee at the annual rate of 0.15% of its average daily net assets for all non-money market ProFunds and 0.35% of its average daily net assets for Money Market ProFund.

     If the Trust's Board of Trustees terminates Money Market ProFund's master-feeder relationship with the Portfolio, the fee charged by ProFund Advisors for client support and administrative services under the Management Services Agreement shall be reduced from 0.35% to 0.15% of the average daily net assets of Money Market ProFund.

     For the fiscal years ended December 31, 1999, 2000, and 2001, the Advisor was entitled to, and voluntarily waived, management services fees in the following amounts for each of the ProFunds:


                                                    MANAGEMENT SERVICES FEES
                                                            FYE 12/31


                                                      1999                 2000                   2001
                                                Earned    Waived     Earned     Waived     Earned     Waived
                                               -----------------------------------------------------------------
Bull ProFund                                  $ 51,512   $22,746   $   98,017      -0-   $   45,135   $39,982
Mid-Cap ProFund                                    N/A       N/A          N/A      N/A          627       627
Small-Cap ProFund                                  N/A       N/A          N/A      N/A        4,884       -0-
OTC ProFund                                        N/A       N/A        4,831      -0-       11,088    11,088
Europe 30 ProFund (formerly UltraEurope
ProFund)                                         6,888     6,888       11,062   11,062        7,568     7,568
Mid-Cap Value ProFund                              N/A       N/A          N/A      N/A        2,588     2,588
Mid-Cap Growth ProFund                             N/A       N/A          N/A      N/A        4,127       -0-
Small-Cap Value ProFund                            N/A       N/A          N/A      N/A        6,496     2,282
Small-Cap Growth ProFund                           N/A       N/A          N/A      N/A        1,747     1,747
UltraBull ProFund                              225,294       -0-      279,366      -0-      155,470       -0-
UltraMid-Cap ProFund                               N/A       N/A       39,636   39,347       59,936    47,269
UltraSmall-Cap ProFund                             N/A       N/A       52,930   52,930       62,324    62,324
UltraOTC ProFund                               689,257       -0-    1,805,292      -0-      577,746       -0-
UltraJapan ProFund                                 N/A       N/A        5,732    5,732        8,473     8,473
Bear ProFund                                    20,908    17,841       10,347   10,347       22,824    12,767
UltraBear ProFund                               91,752       -0-       63,317      -0-       73,967       -0-
UltraShort OTC ProFund                          99,958       -0-      102,452      -0-       96,354       -0-
Banks UltraSector ProFund                          N/A       N/A          N/A      N/A          609       609
Basic Materials UltraSector ProFund                N/A       N/A          N/A      N/A          473       473
Biotechnology UltraSector ProFund                  N/A       N/A        6,602    6,602       10,993    10,993
Energy UltraSector ProFund                         N/A       N/A        2,522    2,522        8,976     8,976
Financial UltraSector ProFund                      N/A       N/A        6,669    6,669       15,370    15,370
Healthcare UltraSector ProFund                     N/A       N/A        4,555    4,555        8,301     8,301
Internet UltraSector ProFund                       N/A       N/A        1,194    1,194        3,885     3,885
Pharmaceuticals UltraSector ProFund                N/A       N/A        3,289    3,289        8,948     8,948
Real Estate UltraSector ProFund                    N/A       N/A       10,659   10,659       20,754     5,602
Semiconductor UltraSector ProFund                  N/A       N/A        2,455    2,455        8,138     8,138
Technology UltraSector ProFund                     N/A       N/A        1,019    1,019        6,956     6,956
Telecommunications UltraSector ProFund             N/A       N/A          954      954        3,902     3,902
Utilities UltraSector ProFund                      N/A       N/A        2,160    2,160        2,543     2,543
Wireless Communications UltraSector
ProFund                                            N/A       N/A        1,290    1,290        4,364     4,364
Money Market ProFund                           744,520       -0-    1,662,302      -0-    1,909,382       -0-

     Any ProFund not appearing in the chart above had not commenced operations as of December 31, 2001.


     Under an Administration and Services Agreement, DeAM, Inc. is obligated on a continuous basis to provide such administrative services as the Board of Trustees of the Portfolio reasonably deems necessary for the proper administration of the Portfolio. DeAM, Inc. will generally assist in all aspects of the Portfolio's operations and will: supply and maintain office facilities (which may be in DeAM, Inc.'s own offices); statistical and research data, data processing services, clerical, accounting, bookkeeping and recordkeeping services (including, without limitation, the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents of the Portfolio); internal auditing, executive and administrative services; and information and supporting data for reports to and filings with the Commission and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide monitoring reports and assistance regarding compliance with the Portfolio's Declaration of Trust, by-laws, investment objectives and policies and with federal and state securities laws; arrange for appropriate insurance coverage; calculate the net asset value, net income and realized capital gains or losses of the Portfolio; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others retained to supply services. Pursuant to a sub-administration agreement (the "Sub-Administration Agreement") Federated Securities Company performs sub-administration duties for the Portfolio as from time to time may be agreed upon by DeAM, Inc. and Federated Securities Company. The Sub-Administration Agreement provides that Federated Securities Company will receive such compensation as from time to time may be agreed upon by Federated Securities Company and DeAM, Inc.. All such compensation will be paid by DeAM, Inc.


     For the fiscal years ended December 31, 1999, 2000 and 2001, Bankers Trust, the predecessor to DeAM, Inc., earned compensation of $3,539,131,, $4,281,239 and $4,762,936, respectively, for administrative and other services provided to the Portfolio.


CUSTODIAN


     UMB Bank, N.A. acts as custodian to the non-money market ProFunds. UMB Bank, N.A.'s address is 928 Grand Avenue, Kansas City, Missouri, 64106.


INDEPENDENT ACCOUNTANTS


     PricewaterhouseCoopers LLP serves as independent accountants to the ProFunds. PricewaterhouseCoopers LLP provides audit services, tax return preparation and assistance, and consultation in connection with certain SEC filings. PricewaterhouseCoopers LLP is located at 100 East Broad Street, Columbus, Ohio 43215.


LEGAL COUNSEL


     Dechert serves as counsel to the ProFunds. The firm's address is 1775 Eye Street, N.W., Washington, DC 20006.


DISTRIBUTOR


     ProFunds Distributors, Inc. serves as the distributor and principal underwriter in all fifty states and the District of Columbia. ProFunds Distributors, Inc. receives no compensation from the ProFunds for serving as distributor. ProFunds Distributors, Inc.'s address is 3435 Stelzer Road, Columbus, Ohio 43219.


DISTRIBUTION AND SERVICE (12b-1) PLAN

     The Board of Trustees has approved a Distribution and Service Plan under which each ProFund may pay financial intermediaries such as broker-dealers ("Authorized Firms") up to 1.00%, on an annualized basis, of average daily net assets attributable to Service Class shares as reimbursement or compensation for distribution-related activities with respect to Service Class shares and shareholder services. Under the Distribution and Service Plan, the Trust or ProFunds Distributors, Inc. may enter into agreements ("Distribution and Service Agreements") with Authorized Firms that purchase Service Class shares on behalf of their clients. The Distribution and Service Agreements will provide for compensation to the Authorized Firms in an amount up to 1.00% (on an annual basis) of the average daily net assets of the Service Shares of the applicable ProFund attributable to, or held in the name of the Authorized Firm for, its clients. The ProFunds may pay different service fee amounts to Authorized Firms, which may provide different levels of services to their clients or customers.


     The Distribution and Service Plan is of a type known as a "compensation" plan because payments may be made for services rendered to the ProFunds regardless of the level of expenditures by the Authorized Firms. The Trustees will, however, take into account such expenditures for purposes of reviewing operations under the Distribution and Service Plan in connection with their annual consideration of the Distribution and Service Plan's renewal. The Distribution and Service Plan authorizes payments as compensation or reimbursement for activities such as, without limitation: (1) advertising; (2) compensation of ProFunds Distributors, Inc., securities broker-dealers and sales personnel; (3) production and dissemination of Service Class prospectuses to prospective investors; (4) printing and mailing sales and marketing materials; (5) capital or other expenses of associated equipment, rent, salaries, bonuses, interest, and other overhead or financing charges; (6) receiving and processing shareholder orders; (7) performing the accounting for Service Class shareholder accounts; (8) maintaining retirement plan accounts; (9) answering questions and handling correspondence for individual accounts; (10) acting as the sole shareholder of record for individual shareholders; (11) issuing shareholder reports and transaction confirmations; (12) executing daily investment "sweep" functions; and (13) furnishing investment advisory services.


     The Distribution and Service Plan and Distribution and Service Agreements continue in effect from year-to-year only if such continuance is specifically approved annually by a vote of the Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Distribution and Service Plan or the related Distribution and Service Agreements. All material amendments of the Distribution and Service Plan must also be approved by the Trustees in the manner described above. The Distribution and Service Plan may be terminated at any time by a majority of the Trustees as described above or by vote of a majority of the outstanding Service Shares of the affected ProFund. The Distribution and Service Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Trustees as described above or by a vote of a majority of the outstanding Service Shares of the affected ProFund on not more than 60 days' written notice to any other party to the Distribution and Service Agreements. The Distribution and Service Agreements shall terminate automatically if assigned. The Trustees have determined that, in their judgment, there is a reasonable likelihood that the Distribution and Service Plan will benefit the ProFunds and holders of Service Shares of the ProFunds. In the Trustees' quarterly review of the Distribution and Service Plan and Distribution and Service Agreements, they will consider their continued appropriateness and the level of compensation and/or reimbursement provided therein.


     The Distribution and Service Plan is intended to permit the financing of a broad array of distribution-related activities and services, as well as shareholder services, for the benefit of Service Class investors. These activities and services are intended to make Service Class shares an attractive investment alternative, which may lead to increased assets, increased investment opportunities and diversification, and reduced per share operating expenses.

     The Distribution and Service Plan is the successor to a Shareholder Services Plan, which provided for the financing of certain of the services detailed above. At a meeting held on January 26, 2001, the Trustees reduced the fee payable under the Shareholder Services Plan from 1.00% (on an annual basis) of the average daily net assets attributable to Service Class shares to a rate equal to 0.25%, effective at the close of business on January 30, 2001, and terminated the Shareholder Services Plan effective 60 days after January 30, 2001. For the fiscal year ended December 31, 2001, each of the following ProFunds paid fees under the Plans to authorized financial intermediaries, in the following amounts:

                                    PLAN FEES
                                  FYE 12/31/01



Bull ProFund                                                    $  135,628
Mid-Cap ProFund                                                      1,818
Small-Cap ProFund                                                    4,219
OTC ProFund                                                         44,314
Europe 30 ProFund (formerly UltraEurope ProFund)                     9,980
Mid-Cap Value ProFund                                                9,435
Mid-Cap Growth ProFund                                              13,710
Small-Cap Value ProFund                                             25,646
Small-Cap Growth ProFund                                             3,396
UltraBull ProFund                                                  230,466
UltraMid-Cap ProFund                                                56,309
UltraSmall-Cap ProFund                                              63,365
UltraOTC ProFund                                                   408,817
UltraJapan ProFund                                                  26,396
Bear ProFund                                                        73,565
UltraBear ProFund                                                   48,352
UltraShort OTC ProFund                                              40,175
Banks UltraSector ProFund                                              143
Basic Materials UltraSector ProFund                                     60
Biotechnology UltraSector ProFund                                    5,445
Energy UltraSector ProFund                                           5,964
Financial UltraSector ProFund                                        9,793
Healthcare UltraSector ProFund                                       3,782
Internet UltraSector ProFund                                         4,399
Pharmaceuticals UltraSector ProFund                                  3,179
Real Estate UltraSector ProFund                                     60,325
Semiconductor UltraSector ProFund                                    5,274
Technology UltraSector ProFund                                       3,244
Telecommunications UltraSector ProFund                               1,779
Utilities UltraSector ProFund                                        2,860
Wireless Communications UltraSector ProFund                          2,340
Money Market ProFund                                             1,431,841



     Any ProFund not appearing in the chart above had not commenced operations as of December 31, 2001.


                               COSTS AND EXPENSES

     Each ProFund bears all expenses of its operations other than those assumed by the Advisor or the Administrator. ProFund expenses include: the management fee; administrative and transfer agency and shareholder servicing fees; custodian and accounting fees and expenses, legal and auditing fees; securities valuation expenses; fidelity bonds and other insurance premiums; expenses of preparing and printing prospectuses, confirmations, proxy statements, and shareholder reports and notices; registration fees and expenses; proxy and annual meeting expenses, if any; all Federal, state, and local taxes (including, without limitation, stamp, excise, income, and franchise taxes); organizational costs; and non-interested Trustees' fees and expenses.

          ORGANIZATION AND DESCRIPTION OF SHARES OF BENEFICIAL INTEREST

     ProFunds (the "Trust") is a registered open-end investment company under the 1940 Act. The Trust was organized as a Delaware business trust on April 17, 1997, and has authorized capital of unlimited shares of beneficial interest of no par value which may be issued in more than one class or series. Currently, the Trust consists of multiple separately managed series. Other separate series may be added in the future. Each ProFund offers two classes of shares: the Service Shares and the Investor Shares.

     All shares of the ProFund are freely transferable. The Trust shares do not have preemptive rights or cumulative voting rights, and none of the shares have any preference to conversion, exchange, dividends, retirements, liquidation, redemption, or any other feature. Trust shares have equal voting rights, except that, in a matter affecting a particular series or class of shares, only shares of that series or class may be entitled to vote on the matter.

     Under Delaware law, the Trust is not required to hold an annual shareholders meeting if the 1940 Act does not require such a meeting. Generally, there will not be annual meetings of Trust shareholders. Trust shareholders may remove Trustees from office by votes cast at a meeting of Trust shareholders or by written consent. If requested by shareholders of at least 10% of the outstanding shares of the Trust, the Trust will call a meeting of ProFunds' shareholders for the purpose of voting upon the question of removal of a Trustee of the Trust and will assist in communications with other Trust shareholders.

     The Declaration of Trust of the Trust disclaims liability of the shareholders or the officers of the Trust for acts or obligations of the Trust which are binding only on the assets and property of the Trust. The Declaration of Trust provides for indemnification of the Trust's property for all loss and expense of any ProFunds shareholder held personally liable for the obligations of the Trust. The risk of a Trust shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which loss of account of shareholder liability is limited to circumstances in which the ProFunds itself would not be able to meet the Trust's obligations and this risk, thus, should be considered remote.

     If a ProFund does not grow to a size to permit it to be economically viable, the ProFund may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time.

                                 CAPITALIZATION


     As of April 1, 2002, no person owned of record, or to the knowledge of management beneficially owned, five percent or more of the outstanding shares of a ProFund (or class of shares thereof) except as set forth below:


BULL PROFUND--INVESTOR SHARES          TOTAL SHARES   PERCENTAGE
-----------------------------          ------------   ----------


First Trust Corporation                 25,353.086      13.84%
PO Box 173736
Denver, CO  80217

Charles Schwab and Co., Inc.            22,094.908      12.06%
101 Montgomery St.
San Francisco, CA  94104


BULL PROFUND--SERVICE SHARES           TOTAL SHARES   PERCENTAGE
----------------------------           ------------   ----------

Trust Company of America                91,726.547      47.93%
PO Box 6503
Englewood, CO  80155

First Trust Corporation                 41,578.778      21.73%
P O Box 173736
Denver, CO  80217

Donaldson Lufkin & Jenrette SEC Corp    23,731.766      12.40%
PO Box 2052
Jersey City, NJ  07303

National Investor Services Corp          9,807.275       5.12%
55 Water Street - 32nd Floor
New York, NY  10041

MID-CAP PROFUND--INVESTOR SHARES       TOTAL SHARES   PERCENTAGE
--------------------------------       ------------   ----------

Sector Capital LP                       49,984.903      22.86%
PO Box 1130
Duxbury, MA  02331

Williams Street Partners LP             38,155.610      17.45%
20 William Street
Wellesley, MA  02481

First Trust Corporation                 34,688.969      15.86%
PO Box 173736
Denver, CO  80217

Donaldson Lufkin & Jenrette SEC Corp    20,931.608       9.57%
PO Box 2052
Jersey City, NJ  07303

Richard J. Fabian                       15,257.630       6.98%
Marie T. Fabian
Richard J. Fabian Trust
640 Via Lido Nord
Newport Beach, CA 92663



MID-CAP PROFUND--SERVICE SHARES        TOTAL SHARES   PERCENTAGE
-------------------------------        ------------   ----------

Trust Company of America                46,754.720      65.10%
PO Box 6503
Englewood, CO  80155

National Investor Services Corp         11,270.516      15.69%
55 Water Street - 32nd Floor
New York, NY 10041



SMALL-CAP PROFUND--INVESTOR SHARES     TOTAL SHARES   PERCENTAGE
----------------------------------     ------------   ----------

National Investor Services Corp         14,495.193      14.60%
55 Water Street - 32nd Floor
New York, NY 10041

Donaldson Lufkin & Jenrette SEC Corp    14,379.146      14.49%
PO Box 2052
Jersey City, NJ  07303

Millennium Trust Company LLC             6,139.473       6.19%
15255 S 94th Ave
Suite 300
Orland Park, IL 60462



SMALL-CAP PROFUND--SERVICE SHARES      TOTAL SHARES   PERCENTAGE
---------------------------------      ------------   ----------

National Investor Services Corp         20,906.355      65.16%
55 Water Street - 32nd Floor
New York, NY 10041

NFSC FEBO 183-426806                            3,156.566      9.84%
FMT Co Cust IRA
W 16628 State Road 54
Melrose, WI 54642

First Trust Corporation                         2,574.557      8.02%
PO Box 173736
Denver, CO  80217

NFSC FEBO - 140-327913                          1,609.788      5.02%
FMT Co Cust IRA Rollover
1394 Bradley Ave.
Hummelstown, PA  17036

OTC PROFUND--INVESTOR SHARES                 TOTAL SHARES   PERCENTAGE
----------------------------                 ------------   ----------

First Trust Corporation                        12,567.709     15.03%
PO Box 173736
Denver, CO  80217

OTC PROFUND--SERVICE SHARES                  TOTAL SHARES   PERCENTAGE
---------------------------                  ------------   ----------

Donaldson Lufkin & Jenrette SEC Corp            2,036.608     16.55%
PO Box 2052
Jersey City, NJ  07303

Welco Inc.                                      1,660.279     13.49%
400 Kelby St.
Fort Lee, NJ  07024

Siu Ngo Wong                                    1,080.261      8.78%
51-21 97th St.
Elmhurst, NY  11368

Wexford Clearing Services Corp FBO              1,029.372      8.37%
Wayne Alba
UA DTD 10 17 00
San Francisco, CA  94121

Shui Yuan Gong                                    952.677      7.74%
62 Pyngyp Rd.
Stony Point, NY  10980

Peter W. Oberg                                    636.426      5.17%
64 Main St
Bridgton, ME  04009

EUROPE 30 PROFUND                            TOTAL SHARES   PERCENTAGE
-----------------                            ------------   ----------
--INVESTOR SHARES
-----------------
(formerly the UltraEurope ProFund)

Star Bank NA                                   19,487.692     19.64%
Opti-Flex Dynamic Fund
PO Box 640229
Cincinnati, OH  45264

Robert Link Rundorff                            9,262.797      9.34%
1268 Annette St.
Johnstown, PA  15904

EUROPE 30 PROFUND                            TOTAL SHARES   PERCENTAGE
------------------                           ------------   ----------
--SERVICE SHARES
----------------
(formerly the UltraEurope ProFund)

First Trust Corporation                        72,553.162     87.20%
PO Box 173736
Denver, CO  80217

MID-CAP VALUE PROFUND--INVESTOR SHARES       TOTAL SHARES   PERCENTAGE
--------------------------------------       ------------   ----------

Trust Company of America                      335,918.459     29.78%
PO Box 6503
Englewood, CO  80155

First Trust Corporation                        87,738.949      7.78%
PO Box 173736
Denver, CO  80217

National Investor Services Corp                79,738.851      7.07%
55 Water Street - 32nd Floor
New York, NY 10041

Daniel E. Straus                               68,888.621      6.11%
411 Hackensack Ave - 7th Floor
Hackensack, NJ 07601

Moshael J. Straus                              68,888.621      6.11%
411 Hackensack Ave - 7th Floor
Hackensack, NJ 07601

MID-CAP VALUE PROFUND--SERVICE SHARES        TOTAL SHARES   PERCENTAGE
-------------------------------------        ------------   ----------

Trust Company of America                      479,822.000     57.99%
7103 S. Revere Pky
Englewood, CO  80112

Trust Company of America                      203,725.271     24.62%
PO Box 6503
Englewood, CO  80155

Trust Company of America                       52,187.000      6.31%
PO Box 6503
Englewood, CO  80155

MID-CAP GROWTH PROFUND--INVESTOR SHARES      TOTAL SHARES   PERCENTAGE
---------------------------------------      ------------   ----------

NFSC FEBO X63-219584                            6,132.036     20.71%
James A. Gray
115 Clay Cliff Pl.
Excelsior, MN  55331

National Investor Services Corp                 4,454.342     15.05%
55 Water Street - 32nd Floor
New York, NY 10041

NFSC FEBO 479-469815                            1,623.349      5.48%
FMT CoCust IRA Rollover
18 Forest Rd.
Madison, NJ  07940

NFSC FEBO 479-400718                            1,618.252      5.47%
FMT Co Cust IRA
1 Sheridan Dr.
Short Hills, NJ  07078

Scott M. Hodgdon                                1,590.837      5.37%
2721 Edgewood Ln
OshKosh, WI  54904

MID-CAP GROWTH PROFUND--SERVICE SHARES       TOTAL SHARES   PERCENTAGE
--------------------------------------       ------------   ----------

National Investor Services Corp                14,840.409     92.01%
55 Water Street - 32nd Floor
New York, NY 10041

SMALL-CAP VALUE PROFUND--INVESTOR SHARES     TOTAL SHARES   PERCENTAGE
----------------------------------------     ------------   ----------

First Trust Corporation                       624,599.562     41.96%
PO Box 173736
Denver, CO  80217

National Investor Services Corp               185,496.350     12.46%
55 Water Street - 32nd Floor
New York, NY 10041

SMALL-CAP VALUE PROFUND--SERVICE SHARES      TOTAL SHARES   PERCENTAGE
---------------------------------------      ------------   ----------

Trust Company of America                      156,620.698     42.53%
PO Box 6503
Englewood, CO  80155

National Investor Services Corp                65,384.042     17.76%
55 Water Street - 32nd Floor
New York, NY 10041

Trust Company of America                       45,500.812     12.36%
PO Box 6503
Englewood, CO  80155

Trust Company of America                       30,660.304      8.33%
PO Box 6503
Englewood, CO  80155

First Trust Corporation                       26,491.212       7.19%
PO Box 173736
Denver, CO  80217

SMALL-CAP GROWTH PROFUND--INVESTOR SHARES    TOTAL SHARES   PERCENTAGE
-----------------------------------------    ------------   ----------

ProFund Advisors LLC                            3,074.310     26.22%
7900 Wisconsin Ave.
Suite 300
Bethesda, MD  20814

Richard W. Calhoun                              2,015.886     17.19%
2485 S. Araby Drive
Palm Springs, CA  92264

NFSC FEBO                                       1,650.200      14.07%
John T. Sullivan TTEE
11339 Barley Field Way
Marriottsville, MD  21104

SMALL-CAP GROWTH PROFUND--SERVICE SHARES     TOTAL SHARES   PERCENTAGE
----------------------------------------     ------------   ----------

National Investor Services Corp                 2,704.887     62.07%
55 Water Street - 32nd Floor
New York, NY 10041

John P. Coleman                                   524.713     12.04%
1907 Cedar Creek Drive
Rothschild, WI  54474

Thomas Edward Spoo                                467.616     10.73%
Pamela Marie Spoo
Spoo Family Trust
1051 El Mirador Ave.
Long Beach, CA  90815

Yvonne Z. Johnson                                 234.011      5.37%
Yvonne Z Johnson Trust
401 E. Avenida Cordoba
San Clemente, CA  92672

ULTRABULL PROFUND--INVESTOR SHARES           TOTAL SHARES   PERCENTAGE
----------------------------------           ------------   ----------

Charles Schwab and Co., Inc.                  229,074.826     23.39%
101 Montgomery St.
San Francisco, CA  94104

National Investor Services Corp.              185,559.034     18.95%
55 Water St. - 32nd Floor
New York, NY  10041


ULTRABULL PROFUND--SERVICE SHARES            TOTAL SHARES   PERCENTAGE
---------------------------------            ------------   ----------

Trust Company of America                       46,803.000     13.93%
7103 S. Revere Pky
Englewood, CO  80112

National Investor Services Corp.               40,467.868     12.05%
55 Water St. - 32nd  Floor
New York, NY  10041

ULTRAMID-CAP PROFUND--INVESTOR SHARES        TOTAL SHARES   PERCENTAGE
-------------------------------------        ------------   ----------


National Investor Services Corp.              286,691.984     17.77%
55 Water St. - 32nd  Floor
New York, NY  10041

Charles Schwab and Co., Inc.                  199,055.352     12.34%
101 Montgomery St.
San Francisco, CA  94104

Deutsche Bank Securities Inc.                 138,679.448      8.59%
FBO 771-22836-18
PO Box 1346
Baltimore, MD  21203

NFSC FEBO X62-102660                           82,481.736      5.11%
Scott Lee Winar
209 Timber Ridge Drive
Beckley, WV  25801


ULTRAMID-CAP PROFUND--SERVICE SHARES         TOTAL SHARES   PERCENTAGE
------------------------------------         ------------   ----------

National Investor Services Corp.               54,290.154     50.12%
55 Water St - 32nd Floor
New York, NY  10041

First Trust Corporation                         8,193.684      7.57%
P O Box 173736
Denver, CO  80217


Trust Company of America                        6,830.854      6.31%
P O Box 6503
Englewood, CO  80155

First Trust Corporation                         5,781.189      5.34%
P O Box 173736
Denver, CO  80217


ULTRASMALL-CAP PROFUND--INVESTOR SHARES      TOTAL SHARES   PERCENTAGE
---------------------------------------      ------------   ----------

National Investor Services Corp.              523,160.565     11.74%
55 Water St. - 32nd  Floor
New York, NY  10041

Charles Schwab and Co., Inc.                  511,773.613     11.49%
101 Montgomery St.
San Francisco, CA  94104


John R. Trittschuh                            236,870.446      5.32%
4128 Katydid Ln
Kalamazoo, MI  49008


ULTRASMALL-CAP PROFUND--SERVICE SHARES       TOTAL SHARES   PERCENTAGE
--------------------------------------       ------------   ----------

National Investor Services Corp.               95,636.016     37.04%
55 Water St., - 32nd  Floor
New York, NY  10041


Raymond A. Crain                               15,062.949      5.83%
Lana S. Crain
29606 Jefferson
Grain Valley, MO  64029

ULTRAOTC PROFUND--INVESTOR SHARES         TOTAL SHARES    PERCENTAGE
---------------------------------         -------------   ----------

Charles Schwab and Co., Inc.              2,993,196.241      28.00%
101 Montgomery St.
San Francisco, CA  94104

National Investor Services Corp.          1,143,218.201      10.70%
55 Water St. - 32nd  Floor
New York, NY  10041

ULTRAOTC PROFUND--SERVICE SHARES          TOTAL SHARES    PERCENTAGE
--------------------------------          ------------    ----------

Donaldson Lufkin & Jenrette Sec Corp.      238,688.213       21.70%
PO Box 2052
Jersey City, NJ  07303


National Investor Services Corp.           217,140.667       19.74%
55 Water St. - 32nd  Floor
New York, NY  10041

Trust Company of America                    90,096.000        8.19%
7103 S. Revere Pky
Englewood, CO  80112



ULTRAJAPAN PROFUND--INVESTOR SHARES       TOTAL SHARES    PERCENTAGE
-----------------------------------       ------------    ----------

Charles Schwab and Co., Inc.                63,832.856       26.74%
101 Montgomery St.
San Francisco, CA  94104

National Investor Services Corp.            17,393.810        7.29%
55 Water St. - 32nd  Floor
New York, NY  10041



ULTRAJAPAN PROFUND--SERVICE SHARES        TOTAL SHARES    PERCENTAGE
----------------------------------        ------------    ----------

First Trust Corporation                     21,907.077       63.06%
P O Box 173736
Denver, CO  80217

National Investor Services Corp.             2,342.214        6.74%
55 Water St. - 32nd  Floor
New York, NY  10041


Donaldson Lufkin & Jenrette Sec Corp.        2,053.138        5.91%
PO Box 2052
Jersey City, NJ  07303

BEAR PROFUND--INVESTOR SHARES             TOTAL SHARES    PERCENTAGE
-----------------------------             ------------    ----------

Charles Schwab and Co., Inc.               107,921.846        30.90%
101 Montgomery St.
San Francisco, CA  94104

Key Group Investors Limited Partnership     26,695.141        7.64%
P O Box 5485
Beverly Farms, MA  01915

BEAR PROFUND--SERVICE SHARES              TOTAL SHARES    PERCENTAGE
----------------------------              ------------    ----------

Trust Company of America                   251,334.310       30.08%
P O Box 6503
Englewood, CO  80155

Trust Company of America                    59,979.675        7.18%
P O Box 6503
Englewood, CO  80155

ULTRABEAR PROFUND--INVESTOR SHARES        TOTAL SHARES    PERCENTAGE
----------------------------------        ------------    ----------

Charles Schwab and Co., Inc.               506,198.069       25.78%
101 Montgomery St.
San Francisco, CA  94104

CooperFund Partners LLC                    178,417.961        9.09%
611 Enterprise Ddrive
Oak Brook, IL  60523

Donaldson Lufkin & Jenrette Sec Corp.      127,126.099        6.47%
PO Box 2052
Jersey City, NJ  07303

ULTRABEAR PROFUND--SERVICE SHARES         TOTAL SHARES    PERCENTAGE
---------------------------------         ------------    ----------

National Investor Services Corp.            29,440.262       20.96%
55 Water St. -  32nd  Floor
New York, NY  10041

First Trust Corporation                     25,107.497       17.88%
P O Box 173736
Denver, CO  80217

Donaldson Lufkin & Jenrette Sec Corp.       11,103.696        7.91%
PO Box 2052
Jersey City, NJ  07303

NFSC FEBO 139-140481                         8,777.121        6.25%
Gabriel F. Avgerinos
24 Snowdrift Dr.
Piscataway, NJ  08854

ULTRASHORT OTC PROFUND--INVESTOR SHARES   TOTAL SHARES    PERCENTAGE
---------------------------------------   ------------    ----------

National Investor Services Corp.           739,556.958       27.46%
55 Water St. -  32nd  Floor
New York, NY  10041

Charles Schwab and Co., Inc.               711,146.343       26.40%
101 Montgomery St.
San Francisco, CA  94104

ULTRASHORT OTC PROFUND--SERVICE SHARES    TOTAL SHARES    PERCENTAGE
--------------------------------------    ------------    ----------

National Investor Services Corp.            28,783.671       36.61%
55 Water St. -  32nd  Floor
New York, NY  10041


NFSC FEBO Y02-081485                         5,752.600        7.32%
Douglas James Lober
35 Beverly Rd.
Wellesley, MA  02481

First Trust Corporation                      5,142.037        6.54%
PO Box 173736
Denver, CO  80217

NFSC FEBO 144-575798                         4,046.945        5.15%
FMT Co Cust IRA
300 Lenora St. 234
Seattle, WA  98121

BANKS ULTRASECTOR
PROFUND--INVESTOR SHARES                  TOTAL SHARES    PERCENTAGE
------------------------                  ------------    ----------

Trust Company of America                    71,202.000       35.30%
PO Box 6503
Englewood, CO  80155

BANKS ULTRASECTOR
PROFUND--SERVICE SHARES                   TOTAL SHARES    PERCENTAGE
-----------------------                   ------------    ----------

Platinum Plus Fund LP                        9,478.673       57.58%
103 Bristol Drive
Seven Fields, PA

Trust Company of America                     2,557.430       15.54%
PO Box 6503
Englewood, CO  80155

National Investor Services Corp.               983.115        5.97%
55 Water St. - 32nd  Floor
New York, NY  10041

BASIC MATERIALS ULTRASECTOR
PROFUND--INVESTOR SHARES                  TOTAL SHARES    PERCENTAGE
------------------------                  ------------    ----------

National Investor Services Corp.            16,987.074        9.14%
55 Water St., 32nd Fl.
New York, NY  10041

BASIC MATERIALS ULTRASECTOR
PROFUND--SERVICE SHARES                   TOTAL SHARES    PERCENTAGE
-----------------------                   ------------    ----------

National Investor Services Corp.            21,454.803       50.75%
55 Water St., 32nd Fl.
New York, NY  10041

Platinum Plus Fund LP                        9,293.680       21.98%
103 Bristol Drive
Seven Fields, PA

Trust Company of America                     2,474.705        5.85%
PO Box 6503
Englewood, CO  80155

BIOTECHNOLOGY ULTRASECTOR
PROFUND--INVESTOR SHARES                  TOTAL SHARES    PERCENTAGE
------------------------                  ------------    ----------

National Investor Services Corp.            12,324.047       13.41%
55 Water St., 32nd Fl.
New York, NY  10041

BIOTECHNOLOGY ULTRASECTOR
PROFUND--SERVICE SHARES                   TOTAL SHARES    PERCENTAGE
-----------------------                   ------------    ----------

National Investor Services Corp.             1,124.365        6.88%
55 Water St., 32nd Fl.
New York, NY  10041

Charles M. Philyaw                           1,021.500        6.25%
Kathryn M. Philyaw
Philyaw Trust
10271 Rue St. Jacques
San Diego, CA 92131

NFSC FEBO 0HN-579327                           968.367        5.93%
NFS FMTC IRA
13974 N. Slazenger Dr.
Oro Valley, AZ 85737

Wexford Clearing Services Corp., FBO           900.495        5.51%
Lou Tee TTEE
45 Vista Tiburon Dr.
Tiburon, CA  94920

Donaldson Lufkin & Jenrette Sec. Corp.         842.71         5.16%
P.O. Box 2052
Jersey City, NJ 10041

CONSUMER CYCLICAL ULTRASECTOR
PROFUND--INVESTOR SHARES                  TOTAL SHARES    PERCENTAGE
------------------------                  ------------    ----------

BISYS Fund Services                              1.000    100.0000%
3435 Stelzer Rd.
Columbus, OH  43219

CONSUMER CYCLICAL ULTRASECTOR
PROFUND--SERVICE SHARES                   TOTAL SHARES    PERCENTAGE
-----------------------                   ------------    ----------


BISYS Fund Services                              1.000    100.0000%
3435 Stelzer Rd.
Columbus, OH  43219

CONSUMER NON-CYCLICAL ULTRASECTOR
PROFUND--INVESTOR SHARES                  TOTAL SHARES    PERCENTAGE
------------------------                  ------------    ----------

BISYS Fund Services                              1.000    100.0000%
3435 Stelzer Rd.
Columbus, OH  43219

CONSUMER NON-CYCLICAL ULTRASECTOR
PROFUND--SERVICE SHARES                   TOTAL SHARES    PERCENTAGE
-----------------------                   ------------    ----------

BISYS Fund Services                              1.000    100.0000%
3435 Stelzer Rd.
Columbus, OH  43219

ENERGY ULTRASECTOR
PROFUND--INVESTOR SHARES                  TOTAL SHARES    PERCENTAGE
------------------------                  ------------    ----------

National Investor Services Corp.           112,845.014       17.84%
55 Water St., 32nd Fl.
New York, NY  10041

Mint-Hite Fund Ltd.                         89,072.606       14.08%
Argonaut Hoose 5 Park Road
Hamilton HM FX Bermuda, 020


ENERGY ULTRASECTOR
PROFUND--SERVICE SHARES                   TOTAL SHARES    PERCENTAGE
-----------------------                   ------------    ----------

First Trust Corporation                    118,640.567       59.22%
P O Box 173736
Denver, CO  80217

National Investor Services Corp.            24,369.373       12.16%
55 Water St., 32nd Fl.
New York, NY  10041

FINANCIAL ULTRASECTOR
PROFUND--INVESTOR SHARES                  TOTAL SHARES    PERCENTAGE
------------------------                  ------------    ----------

Mint-Hite Fund Ltd.                         73,301.135       26.41%
Argonaut Hoose 5 Park Road
Hamilton HM FX Bermuda, 020

ABN Amro Inc.                               44,429.234       16.01%
850-17011-17
P.O. Box 6108
Chicago, IL 60680

NFSC FEBO184-030341                         26,246.719        9.46%
Krishan K. Goel MD, TTEE
574 Oakshire Pl.
Alamo, CA 94507

NFSC FEBO Y02-058777                        19,261.271        6.94%
Saigon Inc.
16 Tanglewood
Aliso Viejo, CA 92656


National Investor Services Corp.            16,404.526        5.91%
55 Water St., 32nd Fl.
New York, NY  10041

FINANCIAL ULTRASECTOR
PROFUND--SERVICE SHARES                    TOTAL SHARES    PERCENTAGE
-----------------------                    ------------    ----------

National Investor Services Corp.            20,532.924       40.46%
55 Water St., 32nd Fl.
New York, NY  10041

First Trust Corporation                     11,083.647       21.84%
P O Box 173736
Denver, CO  80217

Donaldson Lufkin & Jenrette Sec. Corp.       6,226.686       12.27%
P.O. Box 2052
Jersey City, NJ 10041

HEALTHCARE ULTRASECTOR
PROFUND--INVESTOR SHARES                  TOTAL SHARES    PERCENTAGE
------------------------                  ------------    ----------

First Trust Corporation                      7,659.268       12.08%
P O Box 173736
Denver, CO  80217

National Investor Services Corp.             3,616.828        5.71%
55 Water St., 32nd Fl.
New York, NY  10041



HEALTHCARE ULTRASECTOR
PROFUND--SERVICE SHARES                   TOTAL SHARES    PERCENTAGE
-----------------------                   ------------    ----------

NFSC FEBO C6A-207489                         1,559.252       17.43%
1846 Mountain Top Road
Bridgewater, NJ  08807

Donaldson Lufkin & Jenrette Sec. Corp.         889.958        9.95%
P.O. Box 2052
Jersey City, NJ 10041

Hemalatha Sabapathy                            844.893        9.45%
44 Harbor Rd., Harbor Acres
Sands Point, NY  11050

Samuel D. Santa Rita                                 610.595         6.83%
4303 Glann Rd.
Toledo, OH  43607

NFSC FEBO 150-526657                                 511.725         5.72%
28 Fox Run Rd.
Medway, MA  02053


INDUSTRIAL ULTRASECTOR
PROFUND--INVESTOR SHARES                        TOTAL SHARES   PERCENTAGE
------------------------                        ------------   ----------


BISYS Fund Services                                    1.000     100.0000%
3435 Stelzer Rd.
Columbus, OH  43219


INDUSTRIAL ULTRASECTOR
PROFUND--SERVICE SHARES                         TOTAL SHARES   PERCENTAGE
-----------------------                         ------------   ----------


BISYS Fund Services                                    1.000     100.0000%
3435 Stelzer Rd
Columbus, OH  43219


INTERNET ULTRASECTOR
PROFUND--INVESTOR SHARES                        TOTAL SHARES   PERCENTAGE
------------------------                        ------------   ----------


National Investor Services Corp.                  11,856.969        18.53%
55 Water St., 32nd Fl.
New York, NY  10041

ABN Amro Inc.                                      8,989.213        14.04%
850-17011-17
P.O. Box 6108
Chicago, IL 60680

Advanced Clearing                                  7,021.695        10.97%
P.O. Box 2226
Omaha, NE 68013

NFSC FEBO X67-499870                               5,312.067         8.30%
Jerry C. McGrew
2805 Woods Ln.
Garland, TX 75044


INTERNET ULTRASECTOR
PROFUND--SERVICE SHARES                         TOTAL SHARES   PERCENTAGE
-----------------------                         ------------   ----------


Donaldson Lufkin & Jenrette Sec. Corp.             1,026.403        33.88%
P.O. Box 2052
Jersey City, NJ 10041

National Investor Services Corp.                    564.328         18.63%
55 Water St., 32nd Fl.
New York, NY  10041

Trustlynx & Co.                                      437.883        14.45%
P O Box 173736
Denver, CO  80217

NFSC FEBO Y03-337323                                 255.537         8.44%
Robert Edmund Charles Glass
411 Bauer Pl.
Mineola, NY 11501

Mark M. Choi                                         221.596         7.31%
Hyosun Choi
675 Pathfinder Trail
Anaheim, CA 92807

Mark M. Choi                                         221.596         7.31%
Nicholas Choi
675 Pathfinder Trail
Anaheim, CA 92807


PHARMACEUTICALS ULTRASECTOR
PROFUND--INVESTOR SHARES                        TOTAL SHARES   PERCENTAGE
------------------------                        ------------   ----------


SEMA Co.                                          28,100.000        29.12%
95400141
12 E. 49th St. 41st. Fl.
New York, NY 10017

National Investor Services Corp.                   8,154.130         8.45%
55 Water St., 32nd Fl.
New York, NY  10041


PHARMACEUTICALS ULTRASECTOR
PROFUND--SERVICE SHARES                         TOTAL SHARES   PERCENTAGE
-----------------------                         ------------   ----------


Siu Ngo Wong                                       3,981.634        27.90%
51-21 97th St.
Elmhurst, NY 11368

National Investor Services Corp.                   3,045.875        21.34%
55 Water St., 32nd Fl.
New York, NY  10041

NFSC FEBO 340-229245                               1,849.490        12.96%
FMT Co. Cust. IRA Rollover
101 Sheridan Ct.
Waukegan, IL 60085

Trustlynx & Co.                                    1,088.173         7.62%
P O Box 173736
Denver, CO  80217

PRECIOUS METALS ULTRASECTOR
PROFUND--INVESTOR SHARES                        TOTAL SHARES   PERCENTAGE
------------------------                        ------------   ----------


BISYS Fund Services                                    1.000     100.0000%
3435 Stelzer Rd.
Columbus, OH  43219


PRECIOUS METALS ULTRASECTOR
PROFUND--SERVICE SHARES                         TOTAL SHARES   PERCENTAGE
-----------------------                         ------------   ----------


BISYS Fund Services                                    1.000     100.0000%
3435 Stelzer Rd.
Columbus, OH  43219


REAL ESTATE ULTRASECTOR
PROFUND--INVESTOR SHARES                        TOTAL SHARES   PERCENTAGE
------------------------                        ------------   ----------


Trust Company of America                         103,696.606        27.76%
7103 S. Revere Pky.
Englewood, CO  80112

Mint-Hite Fund Ltd.                               65,181.491        17.45%
Argonaut Hoose 5 Park Road
Hamilton HM FX Bermuda, 020

ABN Amro Inc.                                     58,982.036        15.79%
850-17011-17
P.O. Box 6108
Chicago, IL 60680

First Trust Corporation                           24,862.755        6.66%
P O Box 173736
Denver, CO  80217

National Investor Services Corp.                  18,816.259        5.04%
55 Water St., 32nd Fl.
New York, NY  10041


REAL ESTATE ULTRASECTOR
PROFUND--SERVICE SHARES                         TOTAL SHARES   PERCENTAGE
-----------------------                         ------------   ----------


Trust Company of America                         380.395.000        85.85%
7103 S. Revere Pky.
Englewood, CO  80112


SEMICONDUCTOR ULTRASECTOR
PROFUND--INVESTOR SHARES                        TOTAL SHARES   PERCENTAGE
------------------------                        ------------   ----------


National Investor Services Corp.                  31,805.486        10.96%
55 Water St., 32nd Fl.
New York, NY  10041

SEMICONDUCTOR ULTRASECTOR
PROFUND--SERVICE SHARES                         TOTAL SHARES   PERCENTAGE
-----------------------                         ------------   ----------


Donaldson Lufkin & Jenrette Sec. Corp.            14,470.090        38.65%
P.O. Box 2052
Jersey City, NJ 10041

Trustlynx & Co.                                    5,408.293        14.44%
P O Box 173736
Denver, CO  80217

National Investor Services Corp.                   5,400.265        14.42%
55 Water St., 32nd Fl.
New York, NY  10041

NFSC FEBO X83-082376                               3,282.126         8.77%
Anthony C. Pagedas
8365 N. Range Line Rd.
Milwaukee, WI 53217


TECHNOLOGY ULTRASECTOR
PROFUND--INVESTOR SHARES                        TOTAL SHARES   PERCENTAGE
------------------------                        ------------   ----------


National Investor Services Corp.                  98,313.498        52.33%
55 Water St., 32nd Fl.
New York, NY  10041

ABN Amro Inc.                                     14,943.922         7.95%
850-17011-17
P.O. Box 6108
Chicago, IL 60680


TECHNOLOGY ULTRASECTOR
PROFUND--SERVICE SHARES                         TOTAL SHARES   PERCENTAGE
-----------------------                         ------------   ----------


Donaldson Lufkin & Jenrette Sec. Corp.             4,713.054        48.56%
P.O. Box 2052
Jersey City, NJ 10041

National Investor Services Corp.                   1,535.922        15.82%
55 Water St., 32nd Fl.
New York, NY  10041

Trustlynx & Co.                                    1,181.175        12.17%
P O Box 173736
Denver, CO  80217

NFSC FEBO114-573728                                1,144.617        11.79%
Paul D. Haddad
2459 N. Beachwood Dr., Apt. 202
Los Angeles, CA 90068

TELECOMMUNICATIONS ULTRASECTOR
PROFUND--INVESTOR SHARES                        TOTAL SHARES   PERCENTAGE
------------------------                        ------------   ----------


National Investor Services Corp.                  16,138.989        53.80%
55 Water St., 32nd Fl.
New York, NY  10041


TELECOMMUNICATIONS ULTRASECTOR
PROFUND--SERVICE SHARES                         TOTAL SHARES   PERCENTAGE
-----------------------                         ------------   ----------


NFSC FEBO 303-144762                                 325.521        28.05%
FMTC Custodian-Simple
6904 Troika Ct.
Charlotte, NC 28277

Judy Llewellyn                                       200.807      17.3054
22 Brookfield Rd.
Fort Salonga, NY 11768

Hemalatha Sabapathy                                  143.143        12.34%
44 Harbor Rd., Harbor Acres
Sands Point, NY  11050

Donaldson Lufkin & Jenrette Sec. Corp.               129.344        11.15%
P.O. Box 2052
Jersey City, NJ 10041

First Trust Corporation                              115.651         9.97%
P O Box 173736
Denver, CO  80217

Herschell C. Doss                                     89.313         7.70%
9546 Westwood Ct.
Ellicott City, MD 21042

Doris R. Raffel                                       74.810         6.45%
1133 Halesworth Dr.
Rockville, MD 20854


UTILITIES ULTRASECTOR
PROFUND--INVESTOR SHARES                        TOTAL SHARES   PERCENTAGE
------------------------                        ------------   ----------


Trust Company of America                         102,159.519       17.27%
P.O. Box 6503
Englewood, CO  80112

Mint-Hite Fund Ltd.                               94,304.932        15.94%
Argonaut Hoose 5 Park Road
Hamilton HM FX Bermuda, 020

National Investor Services Corp.                  80,002.219        13.52%
55 Water St., 32nd Fl.
New York, NY  10041

Jack M. Katz                                      42,640.954         7.21%
533 E. High Point Rd.

Peoria, IL 61614

UTILITIES ULTRASECTOR
PROFUND--SERVICE SHARES                         TOTAL SHARES   PERCENTAGE
-----------------------                         ------------   ----------


National Investor Services Corp.                  29,850.915        39.68%
55 Water St., 32nd Fl.
New York, NY  10041


WIRELESS COMMUNICATIONS ULTRASECTOR
PROFUND--INVESTOR SHARES                        TOTAL SHARES   PERCENTAGE
------------------------                        ------------   ---------


National Investor Services Corp.                  20,565.314        16.87%
55 Water St., 32nd Fl.
New York, NY  10041

Ronald J. Sandler                                 15,195.072        12.47%
Perle A. Kagan
4624 San Marcos Way
Frisco, TX 75034

Ronald J. Sandler                                  6,844.627         5.62%
Ruth E. Sandler
4624 San Marcos Way
Frisco, TX 75034

Brown Co. Securities Corp. FBO                     9,189.703         7.54%
33391805
One Beacon St., 18th Fl.
Boston, MA 02108


WIRELESS COMMUNICATIONS ULTRASECTOR
PROFUND--SERVICE SHARES                         TOTAL SHARES   PERCENTAGE
-----------------------                         ------------   ----------


National Investor Services Corp.                   5,943.094          24.%
55 Water St., 32nd Fl.
New York, NY  10041

Trustlynx & Co.                                    1,975.338         8.20%
P O Box 173736
Denver, CO  80217

Pacer 1 Partnership                                1,448.833         6.01%
John Gentis, GP
263 Avalon Ave.
Lauderdale by the Sea, FL 33308

Pamela K. Panther                                  1,387.580         5.76%
Panther Family Trust
8516 W. Lake Mead Blvd., Ste. 123
Las Vegas, NV 89128

Esmeralda Ltd. Partners                            1,235.859         5.13%
8516 W. Lake Mead Blvd., Ste. 123
Las Vegas, NV 89128

     A shareholder who beneficially owns, directly or indirectly, more than 25% of the voting securities of a ProFund (or class of shares thereof) may be deemed a "control person" (as defined in the 1940 Act) of the ProFund and may be able to determine the outcome of any matter submitted for shareholder consideration with respect to that ProFund of class.


                                    TAXATION

     Set forth below is a discussion of certain U.S. federal income tax issues concerning the ProFunds and the purchase, ownership, and disposition of ProFund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances, nor to certain types of shareholders subject to special treatment under the federal income tax laws (for example, banks and life insurance companies). This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of ProFund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

     Each of the ProFunds intends to qualify and elect to be treated each year as a regulated investment company (a "RIC") under Subchapter M of the Code. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. Accordingly, each ProFund generally must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the ProFund's assets is represented by cash, U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the ProFund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and the securities of other regulated investment companies).

     As a RIC, a ProFund generally will not be subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of the ProFund's investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed. Each ProFund intends to distribute substantially all of such income.


     If, in any taxable year, a ProFund fails to qualify as a RIC under the Code or fails to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the ProFund in computing its taxable income. In addition, the ProFund's distributions, to the extent derived from its current or accumulated earnings and profits, would constitute dividends ( which may be eligible for the corporate dividends-received deduction) which are taxable to shareholders as ordinary income, even though those distributions might otherwise (at least in part) have been treated in the shareholders' hands as long-term capital gains. If a ProFund fails to qualify as a RIC in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a RIC. Moreover, if the ProFund failed to qualify as a RIC for a period greater than one taxable year, the ProFund may be required to recognize any net built-in gains with respect to certain of its assets (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if the ProFund had been liquidated) in order to qualify as a RIC in a subsequent year.


     Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the ProFund level. To avoid the tax, each ProFund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, the ProFunds intend to make distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of a calendar year if it is declared by the ProFund in October, November or December of that year with a record date in such a month and paid by the ProFund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.


     Dividends out of net ordinary income and distribution of net short-term capital gains are taxable to the recipient U.S. shareholders as ordinary income, whether received in cash or reinvested in ProFund shares. Dividends from net ordinary income may be eligible for the corporate dividends-received deduction.

     The excess of net long-term capital gains over the net short-term capital losses realized and distributed by a ProFund to its U.S. shareholders as capital gains distributions is taxable to the shareholders as gain from the sale of a capital asset held for more than one year, regardless of the length of time a shareholder has held the ProFund shares. If a shareholder holds ProFund shares for six months or less and during that period receives a distribution taxable to the shareholder as long-term capital gain, any loss realized on the sale of the ProFund shares will be long-term loss to the extent of such distribution.

     The amount of an income dividend or capital gains distribution declared by a ProFund during October, November or December of a year to shareholder of record as of a specified date in such a month that is paid during January of the following year will be deemed to be received by shareholders on December 31 of the prior year.

     Any dividend or distribution paid by a ProFund has the effect of reducing the ProFund's net asset value per share. Investors should be careful to consider the tax effect of buying shares shortly before a distribution by a ProFund. The price of shares purchased at that time will include the amount of the forthcoming distribution, but the distribution will be taxable to the shareholder.

     A dividend or capital gains distribution with respect to shares of a ProFund held by a tax-deferred or qualified plan, such as an IRA, retirement plan or corporate pension or profit sharing plan, will not be taxable to the plan. Distribution from such plans will be taxable to individual participants under applicable tax rules without regard to the character of the income earned by the qualified plan.

     Shareholders will be advised annually as to the federal tax status of dividends and capital gains distribution made by the ProFunds for the preceding year. Distributions by ProFunds generally will be subject to state and local taxes.


MARKET DISCOUNT

     If ProFund purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase price is "market discount". If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by the ProFund in each taxable year in which the ProFund owns an interest in such debt security and receives a principal payment on it. In particular, the ProFund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by a ProFund at a constant rate over the time remaining to the debt security's maturity or, at the election of the ProFund, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the "accrued market discount."

ORIGINAL ISSUE DISCOUNT

     Certain debt securities acquired by the ProFunds may be treated as debt securities that were originally issued at a discount. Original issue discount can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income is actually received by a ProFund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies.

     Some debt securities may be purchased by the ProFunds at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes (see above).

OPTIONS, FUTURES AND FOREIGN CURRENCY FORWARD CONTRACTS

     Any regulated futures contracts and certain options (namely, nonequity options and dealer equity options) in which a ProFund may invest may be "section 1256 contracts." Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses; however foreign currency gains or losses arising from certain section 1256 contracts are ordinary in character. Also, section 1256 contracts held by a ProFund at the end of each taxable year (and on certain other dates prescribed in the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized.

     Transactions in options, futures and forward contracts undertaken by the ProFunds may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a ProFund, and losses realized by the ProFund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that a ProFund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

     Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to the ProFunds are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by a ProFund, which is taxed as ordinary income when distributed to shareholders. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

CONSTRUCTIVE SALES

     Recently enacted rules may affect the timing and character of gain if a ProFund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If the ProFund enters into certain transactions in property while holding substantially identical property, the ProFund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the ProFund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the ProFund's holding period and the application of various loss deferral provisions of the Code.

PASSIVE FOREIGN INVESTMENT COMPANIES

     The ProFunds may invest in shares of foreign corporations that may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. If a ProFund receives a so-called "excess distribution" with respect to PFIC stock, the ProFund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the ProFund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the ProFund held the PFIC shares. Each ProFund will itself be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior ProFund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gains.

     The ProFunds may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, a ProFund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election would involve marking to market the ProFund's PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of ProFund shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.

DISTRIBUTIONS

     Distributions of investment company taxable income are taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares. Dividends paid by a ProFund to a corporate shareholder, to the extent such dividends are attributable to dividends received from U.S. corporations by the ProFund, may qualify for the dividends received deduction. However, the revised alternative minimum tax applicable to corporations may deduct the value of the dividends received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated by the ProFund as capital gain dividends, whether paid in cash or in shares, are taxable as gain from the sale or exchange of an asset held for more than one year, regardless of how long the shareholder has held the ProFund's shares. Capital gains dividends are not eligible for the dividends received deduction.

     Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.

     If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by a ProFund, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares of a ProFund just prior to a distribution. The price of shares purchased at this time will include the amount of the forthcoming distribution, but the distribution will generally be taxable.

     If a shareholder has chosen to receive distributions in cash, and the postal (or other delivery) service is unable to deliver checks to the shareholder's address of record, ProFunds will change the distribution option so that all distributions are automatically reinvested in additional shares. ProFunds will not pay interest on uncashed distribution checks.

DISPOSITION OF SHARES

     Upon a redemption, sale or exchange of shares of a ProFund, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. A gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and generally will be long-term, mid-term or short-term, depending upon the shareholder's holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days, beginning 30 days before and ending 30 days after the shares are disposed of. In such a case the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the disposition of a ProFund's shares held by the shareholder for six months or less will be treated for tax purposes as a long-term capital loss to the extent of any distributions of capital gain dividends received or treated as having been received by the shareholder with respect to such shares.

BACKUP WITHHOLDING

     Each ProFund may be required to withhold federal income tax ("backup withholding") from dividends paid, capital gains distributions, and redemption proceeds to shareholders. The backup withholding rate is the fourth lowest tax rate applicable to an unmarried individual, which is 30.0% in 2002 and 2003. Federal tax will be withheld if (1) the shareholder fails to furnish the ProFund with the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the ProFund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. Any amounts withheld may be credited against the shareholder's federal income tax liability.

OTHER TAXATION

     Distributions may be subject to additional state, local and foreign taxes, depending on each shareholder's particular situation. Non-U.S. shareholders and certain types of U.S. shareholders subject to special treatment under the U.S. federal income tax laws (e.g. banks and life insurance companies) may be subject to U.S. tax rules that differ significantly from those summarized above.

EQUALIZATION ACCOUNTING

     Each ProFund distributes its net investment income and capital gains to shareholders as dividends annually to the extent required to qualify as a regulated investment company under the Code and generally to avoid federal income or excise tax. Under current law, each ProFund may on its tax return treat as a distribution of investment company taxable income and net capital gain the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders' portion of the ProFund's undistributed investment company taxable income and net capital gain. This practice, which involves the use of equalization accounting, will have the effect of reducing the amount of income and gains that the ProFund is required to distribute as dividends to shareholders in order for the ProFund to avoid federal income tax and excise tax. This practice may also reduce the amount of distributions required to be made to nonredeeming shareholders and the amount of any undistributed income will be reflected in the value of the ProFund's shares; the total return on a shareholder's investment will not be reduced as a result of the ProFund's distribution policy. Investors who purchase shares shortly before the record date of a distribution will pay the full price for the shares and then receive some portion of the price back as a taxable distribution.

                             PERFORMANCE INFORMATION

TOTAL RETURN CALCULATIONS

     From time to time, each of the non-money market ProFunds may advertise its historical performance. An investor should keep in mind that any return or yield quoted represents past performance and is not a guarantee of future results. The investment return and principal value of investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


     Before-Tax Performance. Except for Money Market ProFund, all pre-tax
     ----------------------
performance advertisements shall include average annual total return quotations for the most recent one, five, and ten-year periods (or life if a ProFund has been in operation less than one of the prescribed periods). Average annual total return represents redeemable value at the end of the quoted period. It is calculated in a uniform manner by dividing the ending redeemable value of a hypothetical initial payment of $1,000 minus the maximum sales charge (if any), for a specified period of time, by the amount of the initial payment, assuming reinvestment of all dividends and distributions. The one, five, and ten-year periods are calculated based on periods that end on the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication.

     After-Tax Performance. All after-tax performance is calculated as described
     ---------------------
in the paragraph above and in addition, takes into account the effect of taxes. After-tax performance is presented using two methodologies. The first deducts taxes paid on distributions. The second deducts taxes paid on distributions and taxes paid upon redemption of ProFund shares. The calculation of after-tax performance assumes the highest individual marginal federal income tax rates currently in effect at the time of the distribution or liquidation. The impact of taxes on the ProFunds' distributions corresponds to the tax characteristics of the distributions (e.g., ordinary income rate for ordinary income, short-term
                      ---
capital gains distribution rate for short-term capital gains distributions, and long-term capital gains distribution rate for long-term capital gains distributions). State, local or federal alternative minimum taxes are not taken into account, the effect of phase outs of certain exemptions, deductions and credits at various income levels are also not taken into account. Tax rates may vary over the performance measurement period. After-tax returns are not relevant to investors who hold fund shares through tax-deferred arrangements such as qualified retirement plans. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.


     Standardized total return quotations will be compared separately for each of the Investor Class and Service Class Shares. Because of differences in the fees and/or expenses borne by each of the Investor Class and Service Class Shares, the net yields and total returns on each class can be expected, at any given time, to differ from class to class for the same period.

     The uniformly calculated average annual total returns for the Investor Class and Services Class Shares of each ProFund for the one year and since inception periods ended December 31, 2001, were as follows:


                                 INVESTOR SHARES

                                                                             RETURN
                                                      INCEPTION DATE   SINCE INCEPTION (%)   1 YR. RETURN (%)
                                                      --------------   -------------------   ----------------
Bull ProFund                                             12/01/97
  Before Taxes -                                                               2.07               -15.30
  After Taxes on Distributions -                                               1.93               -15.30
  After Taxes on Distributions and Sale of Shares -                            1.63                -9.31
Mid-Cap ProFund                                           9/04/01
  Before Taxes -                                                               2.12                  N/A
  After Taxes on Distributions -                                               1.94
  After Taxes on Distributions and Sale of Shares -                            1.29
Small-Cap ProFund                                         9/04/01
  Before Taxes -                                                               3.32                  N/A
  After Taxes on Distributions -                                               3.30
  After Taxes on Distributions and Sale of Shares -                            2.02
OTC ProFund                                               8/07/00
  Before Taxes -                                                             -44.89               -31.33
  After Taxes on Distributions -                                             -44.89               -31.33

                                                                             RETURN
                                                      INCEPTION DATE   SINCE INCEPTION (%)   1 YR. RETURN (%)
                                                      --------------   -------------------   ----------------
  After Taxes on Distributions and Sale of Shares -                          -34.98               -19.08
Europe 30 ProFund (formerly UltraEurope ProFund)          3/15/99
  Before Taxes -                                                             -21.62               -44.28
  After Taxes on Distributions -                                             -23.53               -44.28
  After Taxes on Distributions and Sale of Shares -                          -16.90               -26.97
Mid-Cap Value ProFund                                     9/04/01
  Before Taxes -                                                              -0.88                  N/A
  After Taxes on Distributions -                                              -2.08
  After Taxes on Distributions and Sale of Shares -                           -0.55
Mid-Cap Growth  ProFund                                   9/04/01
  Before Taxes -                                                               3.56                  N/A
  After Taxes on Distributions -                                               3.31
  After Taxes on Distributions and Sale of Shares -                            2.17
Small-Cap Value ProFund                                   9/04/01
  Before Taxes -                                                               1.15                  N/A
  After Taxes on Distributions -                                               0.92
  After Taxes on Distributions and Sale of Shares -                            0.70
Small-Cap Growth ProFund                                  9/04/01
  Before Taxes -                                                               3.87                  N/A
  After Taxes on Distributions -                                               3.40
  After Taxes on Distributions and Sale of Shares -                            2.35
UltraBull ProFund                                        11/27/97
  Before Taxes -                                                              -1.84               -32.12
  After Taxes on Distributions -                                              -1.94               -32.12
  After Taxes on Distributions and Sale of Shares -                           -1.48               -19.56
Ultra Mid-Cap ProFund                                     2/07/00
  Before Taxes -                                                              -4.63               -16.91
  After Taxes on Distributions -                                              -4.63               -16.91
  After Taxes on Distributions and Sale of Shares -                           -3.68               -10.30
Ultra Small-Cap ProFund                                   2/07/00
  Before Taxes -                                                             -25.24               -16.85
  After Taxes on Distributions -                                             -25.24               -16.85
  After Taxes on Distributions and Sale of Shares -                          -19.62               -10.26
UltraOTC ProFund                                         12/01/97
  Before Taxes -                                                             -10.13               -69.07
  After Taxes on Distributions -                                             -10.98               -69.07
  After Taxes on Distributions and Sale of Shares -                           -7.03               -42.06
UltraJapan ProFund                                        2/07/00
  Before Taxes -                                                             -52.19               -47.10
  After Taxes on Distributions -                                             -52.78               -47.11
  After Taxes on Distributions and Sale of Shares -                          -38.62               -28.69
Bear ProFund                                             12/30/97
  Before Taxes -                                                              -1.55                14.29
  After Taxes on Distributions -                                              -3.66                14.29
  After Taxes on Distributions and Sale of Shares -                           -2.38                 8.70
UltraBear ProFund                                        12/22/97
  Before Taxes -                                                              -9.65                22.65
  After Taxes on Distributions -                                             -10.50                22.15
  After Taxes on Distributions and Sale of Shares -                           -7.91                13.79
UltraShort OTC ProFund                                    6/02/98
  Before Taxes -                                                             -54.09                -7.36
  After Taxes on Distributions -                                             -54.90               -10.05
  After Taxes on Distributions and Sale of Shares -                          -32.30                -4.58
Banks UltraSector ProFund                                 9/04/01
  Before Taxes -                                                              -3.92                  N/A
  After Taxes on Distributions -                                              -4.02
  After Taxes on Distributions and Sale of Shares -                           -2.39

                                                                             RETURN
                                                      INCEPTION DATE   SINCE INCEPTION (%)   1 YR. RETURN (%)
                                                      --------------   -------------------   ----------------
Basic Materials UltraSector ProFund                       9/04/01                                    N/A
  Before Taxes -                                                              -4.54
  After Taxes on Distributions -                                              -4.62
  After Taxes on Distributions and Sale of Shares -                           -2.76
Biotechnology UltraSector ProFund                         6/19/00
  Before Taxes -                                                             -33.84               -36.23
  After Taxes on Distributions -                                             -33.84               -36.23
  After Taxes on Distributions and Sale of Shares -                          -26.43               -22.06
Energy UltraSector ProFund                                6/19/00
  Before Taxes -                                                             -13.89               -23.63
  After Taxes on Distributions -                                             -13.89               -23.63
  After Taxes on Distributions and Sale of Shares -                          -11.02               -14.39
Financial UltraSector ProFund                             6/19/00
  Before Taxes -                                                               3.55               -16.90
  After Taxes on Distributions -                                               3.55               -16.90
  After Taxes on Distributions and Sale of Shares -                            2.85               -10.29
Healthcare UltraSector ProFund                            6/19/00
  Before Taxes -                                                              -9.47               -24.26
  After Taxes on Distributions -                                              -9.47               -24.26
  After Taxes on Distributions and Sale of Shares -                           -7.53               -14.77
Internet UltraSector ProFund                              6/19/00
  Before Taxes -                                                             -83.28               -76.35
  After Taxes on Distributions -                                             -83.28               -76.35
  After Taxes on Distributions and Sale of Shares -                          -59.33               -46.50
Pharmaceuticals UltraSector ProFund                       6/28/00
  Before Taxes -                                                             -11.82               -28.80
  After Taxes on Distributions -                                             -11.82               -28.80
  After Taxes on Distributions and Sale of Shares -                           -9.40               -17.54
Real Estate UltraSector ProFund                           6/19/00
  Before Taxes -                                                              14.94                 9.11
  After Taxes on Distributions -                                              11.48                 5.74
  After Taxes on Distributions and Sale of Shares -                           10.28                 5.52
Semiconductor UltraSector ProFund                         6/19/00
  Before Taxes -                                                             -65.61               -33.41
  After Taxes on Distributions -                                             -65.61               -33.41
  After Taxes on Distributions and Sale of Shares -                          -49.03               -20.35
Technology UltraSector ProFund                            6/19/00
  Before Taxes -                                                             -66.60               -51.45
  After Taxes on Distributions -                                             -66.60               -51.45
  After Taxes on Distributions and Sale of Shares -                          -49.67               -31.33
Telecommunications UltraSector ProFund                    6/19/00
  Before Taxes -                                                             -47.15               -26.37
  After Taxes on Distributions -                                             -47.15               -26.37
  After Taxes on Distributions and Sale of Shares -                          -36.29               -16.06
Utilities UltraSector ProFund                             7/26/00
  Before Taxes -                                                             -13.99               -42.65
  After Taxes on Distributions -                                             -14.06               -42.71
  After Taxes on Distributions and Sale of Shares -                          -11.15               -25.97
Wireless Communications UltraSector ProFund               6/19/00
  Before Taxes -                                                             -68.90               -41.65
  After Taxes on Distributions -                                             -68.90               -41.65
  After Taxes on Distributions and Sale of Shares -                          -51.14               -25.36

                                                       SERVICE SHARES
                                                                               RETURN
                                                       INCEPTION DATE   SINCE INCEPTION (%)   1YR. RETURN (%)
                                                       --------------   -------------------   ---------------
Bull ProFund                                              12/01/97
   Before Taxes -                                                                1.20              -16.09
   After Taxes on Distributions -                                                1.06              -16.09
   After Taxes on Distributions and Sale of Shares -                             0.92               -9.80
Mid-Cap ProFund                                            9/04/01
   Before Taxes -                                                                2.35                 N/A
   After Taxes on Distributions -                                                2.17
   After Taxes on Distributions and Sale of Shares -                             1.43
Small-Cap ProFund                                          9/04/01
   Before Taxes -                                                                3.22                 N/A
   After Taxes on Distributions -                                                3.20
   After Taxes on Distributions and Sale of Shares -                             1.96
OTC ProFund                                                8/07/00
   Before Taxes -                                                              -45.38              -32.14
   After Taxes on Distributions -                                              -45.38              -32.14
   After Taxes on Distributions and Sale of Shares -                           -35.34              -19.57
Europe 30 ProFund (formerly UltraEurope ProFund)           3/15/99
   Before Taxes -                                                              -22.40              -45.02
   After Taxes on Distributions -                                              -24.31              -45.02
   After Taxes on Distributions and Sale of Shares -                           -17.43              -27.42
Mid-Cap Value ProFund                                      9/04/01
   Before Taxes -                                                               -1.14                 N/A
   After Taxes on Distributions -                                               -2.35
   After Taxes on Distributions and Sale of Shares -                            -0.71
Mid-Cap Growth ProFund                                     9/04/01
   Before Taxes -                                                                3.36                 N/A
   After Taxes on Distributions -                                                3.11
   After Taxes on Distributions and Sale of Shares -                             2.04
Small-Cap Value ProFund                                    9/04/01
   Before Taxes -                                                                0.95                 N/A
   After Taxes on Distributions -                                                0.72
   After Taxes on Distributions and Sale of Shares -                             0.57
Small-Cap Growth ProFund                                   9/04/01
   Before Taxes -                                                                4.10                 N/A
   After Taxes on Distributions -                                                3.63
   After Taxes on Distributions and Sale of Shares -                             2.49
UltraBull ProFund                                         11/27/97
   Before Taxes -                                                               -2.81              -32.84
   After Taxes on Distributions -                                               -2.87              -32.84
   After Taxes on Distributions and Sale of Shares -                            -2.23              -20.00
Ultra Mid-Cap ProFund                                      2/07/00
   Before Taxes -                                                               -5.68              -17.79
   After Taxes on Distributions -                                               -5.68              -17.79
   After Taxes on Distributions and Sale of Shares -                            -4.52              -10.83
Ultra Small-Cap ProFund                                    2/07/00
   Before Taxes -                                                              -25.95              -17.63
   After Taxes on Distributions -                                              -25.95              -17.63
   After Taxes on Distributions and Sale of Shares -                           -20.15              -10.74
UltraOTC ProFund                                          12/01/97
   Before Taxes -                                                              -10.95              -69.45
   After Taxes on Distributions -                                              -11.81              -69.45
   After Taxes on Distributions and Sale of Shares -                            -7.60              -42.29
UltraJapan ProFund                                         2/07/00
   Before Taxes -                                                              -52.71              -47.70
   After Taxes on Distributions -                                              -53.11              -47.70
   After Taxes on Distributions and Sale of Shares -                           -38.91              -29.05

                                                                               RETURN
                                                       INCEPTION DATE   SINCE INCEPTION (%)   1YR. RETURN (%)
                                                       --------------   -------------------   ---------------
Bear ProFund                                              12/30/97
   Before Taxes -                                                               -2.43               13.18
   After Taxes on Distributions -                                               -4.32               13.18
   After Taxes on Distributions and Sale of Shares -                            -2.95                8.03
UltraBear ProFund                                         12/22/97
   Before Taxes -                                                              -10.31               21.39
   After Taxes on Distributions -                                              -10.71               21.29
   After Taxes on Distributions and Sale of Shares -                            -8.16               13.02
UltraShort OTC ProFund                                     6/02/98
   Before Taxes -                                                              -54.46               -8.21
   After Taxes on Distributions -                                              -54.90              -10.32
   After Taxes on Distributions and Sale of Shares -                           -32.34               -5.07
Banks UltraSector ProFund                                  9/04/01                                    N/A
   Before Taxes -                                                               -4.13
   After Taxes on Distributions -                                               -4.13
   After Taxes on Distributions and Sale of Shares -                            -2.52
Basic Materials UltraSector ProFund                        9/04/01                                    N/A
   Before Taxes -                                                               -3.50
   After Taxes on Distributions -                                               -3.50
   After Taxes on Distributions and Sale of Shares -                            -2.13
Biotechnology UltraSector ProFund                          6/19/00
   Before Taxes -                                                              -34.38              -36.65
   After Taxes on Distributions -                                              -34.38              -36.65
   After Taxes on Distributions and Sale of Shares -                           -26.84              -22.32
Energy UltraSector ProFund                                 6/19/00
   Before Taxes -                                                              -14.77              -24.47
   After Taxes on Distributions -                                              -14.77              -24.47
   After Taxes on Distributions and Sale of Shares -                           -11.71              -14.90
Financial UltraSector ProFund                              6/19/00
   Before Taxes -                                                                2.65              -17.77
   After Taxes on Distributions -                                                2.65              -17.77
   After Taxes on Distributions and Sale of Shares -                             2.13              -10.82
Healthcare UltraSector ProFund                             6/19/00
   Before Taxes -                                                              -10.29              -24.96
   After Taxes on Distributions -                                              -10.29              -24.96
   After Taxes on Distributions and Sale of Shares -                            -8.19              -15.20
Internet UltraSector ProFund                               6/19/00
   Before Taxes -                                                              -83.61              -76.94
   After Taxes on Distributions -                                              -83.61              -76.94
   After Taxes on Distributions and Sale of Shares -                           -59.50              -46.86
Pharmaceuticals UltraSector ProFund                        6/28/00
   Before Taxes -                                                              -12.71              -29.57
   After Taxes on Distributions -                                              -12.71              -29.57
   After Taxes on Distributions and Sale of Shares -                           -10.09              -18.01
Real Estate UltraSector ProFund                            6/19/00
   Before Taxes -                                                               13.54                7.79
   After Taxes on Distributions -                                               10.42                4.78
   After Taxes on Distributions and Sale of Shares -                             9.33                4.72
Semiconductor UltraSector ProFund                          6/19/00
   Before Taxes -                                                              -65.96              -34.00
   After Taxes on Distributions -                                              -65.96              -34.00
   After Taxes on Distributions and Sale of Shares -                           -49.26              -20.71
Technology UltraSector ProFund                             6/19/00
   Before Taxes -                                                              -66.75              -51.73
   After Taxes on Distributions -                                              -66.75              -51.73
   After Taxes on Distributions and Sale of Shares -                           -49.77              -31.50

                                                                               RETURN
                                                       INCEPTION DATE   SINCE INCEPTION (%)   1YR. RETURN (%)
                                                       --------------   -------------------   ---------------
Telecommunications UltraSector ProFund                     6/19/00
   Before Taxes -                                                              -47.61              -26.99
   After Taxes on Distributions -                                              -47.61              -26.99
   After Taxes on Distributions and Sale of Shares -                           -36.62              -16.44
Utilities UltraSector ProFund                              7/26/00
   Before Taxes -                                                              -14.61              -43.08
   After Taxes on Distributions -                                              -14.61              -43.08
   After Taxes on Distributions and Sale of Shares -                           -11.60              -26.23
Wireless Communications UltraSector ProFund                6/19/00
   Before Taxes -                                                              -69.29              -42.45
   After Taxes on Distributions -                                              -69.29              -42.45
   After Taxes on Distributions and Sale of Shares -                           -51.38              -25.85



     Any ProFund not appearing in the chart above had not commenced operations as of December 31, 2001.


     This performance data represents past performance and is not an indication of future results. Because of ongoing market volatility, the ProFunds' performance may be subject to substantial short-term changes. The ProFunds' total return does not show the effects of income taxes on an individual's investments.

YIELD CALCULATIONS

     From time to time, Money Market ProFund and U.S. Government Plus ProFund may advertise their "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of Money Market ProFund refers to the income generated by an investment in Money Market ProFund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly, but, when annualized, the income earned by an investment in Money Market ProFund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

     Since yield fluctuates, yield data cannot necessarily be used to compare an investment in Money Market ProFund's shares with bank deposits, savings accounts, and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders of Money Market ProFund should remember that yield generally is a function of the kind and quality of the instrument held in portfolio, portfolio maturity, operating expenses, and market conditions.

     For the seven-day period ended December 31, 2001, the seven-day effective yield for the Investor Shares and Service Shares of Money Market ProFund was 1.32% and 0.32%, respectively.

COMPARISONS OF INVESTMENT PERFORMANCE

     Performance of a ProFund may be compared in publications to the performance of various indices and investments for which reliable performance data is available. The performance of a ProFund may be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. In conjunction with performance reports, promotional literature, and/or analyses of shareholder service for a ProFund, comparisons of the performance information of the ProFund for a given period to the performance of recognized, unmanaged indexes for the same period may be made. Such indexes include, but are not limited to, ones provided by Dow Jones & Company, Standard & Poor's Corporation, Lipper Analytical Services, Inc., Shearson Lehman Brothers, the National Association of Securities Dealers, Inc., The Frank Russell Company, Value Line Investment Survey, the American Stock Exchange, the Philadelphia Stock Exchange, Morgan Stanley Capital International, Wilshire Associates, the Financial Times-Stock Exchange, and the Nikkei Stock Average and Deutsche Aktienindex, all of which are unmanaged market indicators. Such comparisons can be a useful measure of the quality of a ProFund's investment performance. In particular, performance information for the Bull ProFund, the UltraBull ProFund, the Bear ProFund and the UltraBear ProFund may be compared to various unmanaged indexes, including, but not limited to, the S&P 500 Index or the Dow Jones Industrial Average; performance information for the OTC ProFund and the UltraOTC ProFund may be compared to various unmanaged indexes, including, but not limited to its current benchmark, the NASDAQ-100 Index(R).

     In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service appearing in publications such as Money, Forbes, Kiplinger's Magazine, Personal Investor, Morningstar, Inc., and similar sources which utilize information compiled (i) internally, (ii) by Lipper Analytical Services, Inc. ("Lipper"), or (iii) by other recognized analytical services, may be used in sales literature. The total return of each non-money market ProFund also may be compared to the performances of broad groups of comparable mutual funds with similar investment goals, as such performance is tracked and published by such independent organizations as Lipper and CDA Investment Technologies, Inc., among others. The Lipper ranking and comparison, which may be used by the ProFunds in performance reports, will be drawn from the "Capital Appreciation ProFunds" grouping for the Bull ProFund, the UltraBull ProFund, the Bear ProFund and the UltraBear ProFund and from the "Small Company Growth ProFunds" grouping for the OTC ProFund and the UltraOTC ProFund. In addition, the broad-based Lipper groupings may be used for comparison to any of the ProFunds.

     Further information about the performance of the ProFunds will be contained in the ProFunds' annual reports to shareholders, which may be obtained without charge by writing to the ProFunds at the address or telephoning the ProFunds at the telephone number set forth on the cover page of this SAI.

RATING SERVICES

     The ratings of Moody's Investors Service, Inc. and Standard & Poor's Ratings Group represent their opinions as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings are an initial criterion for selection of portfolio investments, DeAM, Inc. also makes its own evaluation of these securities, subject to review by the Board of Trustees. After purchase by the Portfolio, an obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio. Neither event would require the Portfolio to eliminate the obligation from its portfolio, but DeAM, Inc. will consider such an event in its determination of whether the Portfolio should continue to hold the obligation. A description of the ratings used herein and in the Prospectus is set forth in the Appendix to this SAI.

Other Information


The ProFunds are not sponsored, endorsed, sold, or promoted by Standard & Poor's, NASDAQ, the Philadelphia Stock Exchange, the Frank Russell Company or Dow Jones, and neither Standard & Poor's, NASDAQ, the Philadelphia Stock Exchange nor the Frank Russell Company makes any representations regarding the advisability of investing in securities generally or in the ProFunds particularly or in the ability of any of the indices related to such companies, as set forth below (the "Indices"), to track general stock market performance. "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500(R)," "500(R)," "S&P MidCap 400," Standard & Poor's Mid-Cap 400," "S&P Small-Cap 600," Standard & Poor's Small-Cap 600," "S&P Mid-Cap 400/BARRA Growth Index," " S&P Mid-Cap 400/BARRA Value Index," "S&P Small-Cap 600/BARRA Growth Index," and "S&P Small-Cap 600/BARRA Value Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by ProFunds. "Russell 2000(R) Index" is a trademark of the Frank Russell Company. "NASDAQ-100 Index(R)" is a trademark of the NASDAQ Stock Markets, Inc. ("NASDAQ"). "Philadelphia Stock Exchange Gold and Silver SectorSM Index" is a service mark of the Philadelphia Stock Exchange. "Dow Jones, "Dow 30," "Dow Jones Industrial Average," "DJIA," and the name of each Dow Jones U.S. index are service marks of Dow Jones & Company, Inc.

S&P's, NASDAQ's , Frank Russell Company's, Philadelphia Stock Exchange's and Dow Jones's (the "Licensors") only relationship to the ProFunds (the "Licensee") is the licensing of certain trademarks and trade names of the Licensors. The Licensors have no obligation to take the needs of the Licensee or owners of the shares of the ProFunds into consideration in determining, composing or calculating the Indices. The Licensors are not responsible for and have not participated in the determination or calculation of the equation by which the shares of ProFunds are to be converted into cash. The Licensors have no obligation or liability in connection with the administration, marketing or trading of ProFunds.

     S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX(R) OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX(R) OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTIBILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

"Dow Jones" and the name of each Dow Jones indexes are service marks of Dow Jones & Company, Inc.

Dow Jones does not:

..    Sponsor, endorse, sell or promote the UltraDow 30 ProFund or Sector
     ProFunds (together, the "ProFunds").
..    Recommend that any person invest in the ProFunds or any other securities.
..    Have any responsibility or liability for or make any decisions about timing, amount or pricing of the ProFunds.
..    Have any responsibility or liability for the administration, management or marketing of the ProFunds.
..    Consider the needs of the ProFunds or investors in the ProFunds in determining, composing or calculating their indices or have any obligation to do so.

Dow Jones will not have any liability in connection with the ProFunds. Specifically, Dow Jones does not make any warranty, express or implied, and Dow Jones disclaims any warranty about:

..    The results to be obtained by the ProFunds, investors in the ProFunds or any other person in connection with the use of the Dow Jones sector indices, the DJIA and the data included in such indices;
..    The accuracy or completeness of the Dow Jones sector indices, the DJIA and their data; or
..    The merchantability and the fitness for a particular purpose or use of the
     Dow Jones sector indices, the DJIA and their data.

Dow Jones will have no liability for any errors, omission or interruptions in the Dow Jones sector indices, the DJIA or their data.

Under no circumstances will Dow Jones be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Dow Jones knows that they might occur.

The licensing agreement between ProFunds and Dow Jones is solely for their benefit and not for the benefit of the investors in the ProFunds or any other third parties.

                              FINANCIAL STATEMENTS


     The Report of Independent Accountants and Financial Statements of the ProFunds for the fiscal year ended December 31, 2001 are incorporated herein by reference to the Trust's Annual Report, such Financial Statements having been audited by PricewaterhouseCoopers LLP, independent accountants, and are so included and incorporated by reference in reliance upon the report of said firm, which report is given upon their authority as experts in auditing and accounting. Copies of such Annual Report are available without charge upon request by writing to ProFunds, 3435 Stelzer Road, Columbus, Ohio 43219 or telephoning (888) 776-3637.


     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THE PROSPECTUS, OR IN THIS STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR PRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY PROFUNDS. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFERING BY PROFUNDS IN ANY JURISDICTION IN WHICH SUCH AN OFFERING MAY NOT LAWFULLY BE MADE.

                                   APPENDIX A


                            PROFUNDS EUROPE 30 INDEX

Company Name
------------

AVENTIS-ADR
ALLIANZ AG-ADR
ASTRAZENECA-ADR
BANCO BILBAO-ADR
BARCLAYS PLC-ADR
BP PLC-ADR
CREDIT SUISS-ADR
DIAGEO PLC-ADR
DEUTSCHE TEL-ADR
ENI SPA-ADR
E.ON AG-ADR
ERICSSON LM-ADR
FRANCE TELEC-ADR
GLAXOSMITHKL-ADR
HSBC HOLDING-ADR
ING GROEP-ADR
LLOYDS TSB GR-AD
NOKIA CORP -ADR
NOVARTIS AG-ADR
PHILIPS ELEC-NY
ROYAL DUT PE-NYS
SAP AG-SPONS ADR
SHELL TRANSP-ADR
SIEMENS AG-ADR
BANCO SANTAN-ADR
TELEFONICA-ADR
TELECOM ITAL-ADR
TOTAL FINA E-ADR
VIVENDI UNIV-ADR
VODAFONE GRP-ADR

                                   APPENDIX B


                             PROFUNDS ASIA 30 INDEX

Company Name
------------

CHINA MOBILE (HONG KONG) LIMITED
TAIWAN SEMICONDUCTOR MANUFACTURING CO.
NEWS CORPORATION LIMITED, THE
PETROCHINA COMPANY LIMITED
UNITED MICROELECTRONICS
NATIONAL AUSTRALIA BANK LIMITED
BHP BILLITON LIMITED
SK TELECOM CO. LTD.
CHINA UNICOM LIMITED
KOREA TELECOM
KOREA ELECTRIC POWER CORPORATION
KOOKMIN BANK
CHINA PETROLEUM & CHEMICAL CORPORATION - LEVEL III
FLEXTRONICS INTERNATIONAL
POHANG IRON & STEEL COMPANY LIMITED WIPRO LTD.
INFOSYS TECHNOLOGIES LIMITED
CHINA NATIONAL OFFSHORE OIL CORPORATION - LEVEL II
TELECOM CORPORATION OF NEW ZEALAND LTD.
CHARTERED SEMI-CONDUCTOR MAN
HUANENG POWER INTERNATIONAL
P.T. TELEKOM
ADVANCED SEMICONDUCTOR ENGINEERING
ALUMINUM CORPORATION OF CHINA LIMITED
MAHANGAR TELEPHONE NIGAM LIMITED
MACRONIX INTERNATIONAL COMPANY LIMITED
SILICONWARE PRECISION IND., CO. LTD.
SATYAM COMPUTER SERVICES
DR. REDDY'S LABORATORIES LTD.
PHILLIPINE LONG DISTANCE TELEPHONE

                                   APPENDIX C

                        DESCRIPTION OF SECURITIES RATINGS

DESCRIPTION OF S&P'S CORPORATE RATINGS:

     AAA: Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

     AA: Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issuers only in small degree.

     S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major categories, except in the AAA rating category.

DESCRIPTION OF MOODY'S CORPORATE BOND RATINGS:

     Aaa: Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge". Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     Moody's applies the numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF FITCH INVESTORS SERVICE'S CORPORATE BOND RATINGS:

     AAA: Securities of this rating are regarded as strictly high-grade, broadly marketable, suitable for investment by trustees and fiduciary institutions, and liable to slight market fluctuation other than through changes in the money rate. The factor last named is of importance varying with the length of maturity. Such securities are mainly senior issues of strong companies, and are most numerous in the railway and public utility fields, though some industrial obligations have this rating. The prime feature of an AAA rating is showing of earnings several times or many times interest requirements with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Other features may enter in, such as a wide margin of protection through collateral security or direct lien on specific property as in the case of high class equipment certificates or bonds that are first mortgages on valuable real estate. Sinking funds or voluntary reduction of the debt by call or purchase are often factors, while guarantee or assumption by parties other than the original debtor may also influence the rating.

     AA: Securities in this group are of safety virtually beyond question, and as a class are readily salable while many are highly active. Their merits are not greatly unlike those of the AAA class, but a security so rated may be of junior though strong lien in many cases directly following an AAA security or the margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secure but influenced as the ratings by the lesser financial power of the enterprise and more local type of market.

DESCRIPTION OF DUFF & PHELPS' CORPORATE BOND RATINGS:

     AAA: Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury Funds.

     AA+, AA: High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

DESCRIPTION OF S&P'S MUNICIPAL BOND RATINGS:

     AAA-Prime: These are obligations of the highest quality. They have the strongest capacity for timely payment of debt service.

     General Obligation Bonds: In a period of economic stress, the issuers will suffer the smallest declines in income and will be least susceptible to autonomous decline. Debt burden is moderate. A strong revenue structure appears more than adequate to meet future expenditure requirements. Quality of management appears superior.

     Revenue Bonds: Debt service coverage has been, and is expected to remain, substantial; stability of the pledged revenues is also exceptionally strong due to the competitive position of the municipal enterprise or to the nature of the revenues. Basic security provisions (including rate covenant, earnings test for issuance of additional bonds and debt service reserve requirements) are rigorous. There is evidence of superior management.

     AA: High Grade. The investment characteristics of bonds in this group are only slightly less marked than those of the prime quality issues. Bonds rated AA have the second strongest capacity for payment of debt service.

     S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major rating categories, except in the AAA rating category.

DESCRIPTION OF MOODY'S MUNICIPAL BOND RATINGS:

     Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa: Bonds which are rated Aa judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     Moody's may apply the numerical modifier in each generic rating classification from Aa through B. The modifier 1 indicates that the security within its generic rating classification possesses the strongest investment attributes.

DESCRIPTION OF S&P'S MUNICIPAL NOTE RATINGS:

     Municipal notes with maturities of three years or less are usually given note ratings (designated SP-1 or SP-2) to distinguish more clearly the credit quality of notes as compared to bonds. Notes rated SP-1 have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given the designation of SP-1+. Notes rated SP-2 have a satisfactory capacity to pay principal and interest.

DESCRIPTION OF MOODY'S MUNICIPAL NOTE RATINGS:

     Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade (MIG) and for variable rate demand obligations are designated Variable Moody's Investment Grade (VMIG). This distinction recognizes the differences between short-term credit risk and long-term risk. Loans bearing the designation MIG-1/VMIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans the designation MIG-2/VMIG-2 are of high quality, with ample margins of protection, although not as large as the preceding group.

DESCRIPTION OF S&P COMMERCIAL PAPER RATINGS:

     Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to posses overwhelming safety characteristics are denoted A-1+.

DESCRIPTION OF MOODY'S COMMERCIAL PAPER RATINGS:

     The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations.

DESCRIPTION OF FITCH INVESTORS SERVICE'S COMMERCIAL PAPER RATINGS:

     F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issue.

DESCRIPTION OF DUFF & PHELPS' COMMERCIAL PAPER RATINGS:

     Duff 1+: Highest certainly of timely payment. Short term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk free U.S. Treasury short term obligations.

     Duff 1: Very high certainty of timely payment, liquidity factors are excellent and supported by strong fundamental protection factors, risk factors are minor.

     Duff 1 minus: High certainty of timely payment, liquidity factors are strong and supported by good fundamental protection factors, risk factors are very small.

     Duff 2: Good certainty of timely payment; liquidity factors and company fundamentals are sound; although ongoing internal funds needs may enlarge total financing requirements, access to capital markets is good and risk factors are small.

     Duff 3: Represents a satisfactory grade; satisfactory liquidity and other protection factors qualify issue as to investment grade; risk factors are larger and subject to more variation; nevertheless timely payment is expected.

DESCRIPTION OF FITCH INVESTORS SERVICE'S COMMERCIAL PAPER RATINGS:

     F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business economic or financial conditions may increase investment risk albeit not very significantly.

     A: Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

     BBB: Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in higher categories.

     BB: Obligations for which there is a possibility of investment risk developing. Capacity for timely repayment of principal and interest exists, but is susceptible over time to adverse changes in business, economic or financial conditions.

     B: Obligations for which investment risk exists. Timely repayment of principal and interest is not sufficiently protected against adverse changes in business, economic or financial conditions.

     CCC: Obligations for which there is a current perceived possibility of default. Timely repayment of principal and interest is dependent on favorable business, economic or financial conditions.

     CC: Obligations which are highly speculative or which have a high risk of default.

     C: Obligations which are currently in default.

     Notes: "+" or "-".

DESCRIPTION OF FITCH INVESTORS SERVICE'S COMMERCIAL PAPER RATINGS:

     F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely business, economic or financial conditions.

     A3: Obligations supported by an adequate capacity for timely repayment. Such capacity is more susceptible to adverse changes in business, economic or financial conditions than for obligations in higher categories.

     B: Obligations for which the capacity for timely repayment is susceptible to adverse changes in business, economic or financial conditions.

     C: Obligations for which there is an inadequate capacity to ensure timely repayment.

     D: Obligations which have a high risk of default or which are currently in default.

DESCRIPTION OF THOMSON BANK WATCH SHORT-TERM RATINGS:

     TBW-1: The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

     TBW-2: The second-highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as of issues rated 'TBW-1'.

     TWB-3: The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

     TWB-4: The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

DESCRIPTION OF THOMSON BANKWATCH LONG-TERM RATINGS:

     AAA: The highest category; indicates that the ability to repay principal and interest on a timely basis is extremely high.

     AA: The second -highest category; indicates a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highs category.

     A: The third-highest category; indicates the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

     BBB: The lowest investment-grade category; indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

NON-INVESTMENT GRADE (ISSUES REGARDED AS HAVING SPECULATIVE CHARACTERISTICS IN THE LIKELIHOOD OF TIMELY REPAYMENT OF PRINCIPAL AND INTEREST.)

     BB: While not investment grade, the "BB" rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations.

     B: Issues rated "B" show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse development could well negatively affect the payment of interest and principal on a timely basis.

     CCC: Issues rate "CCC" clearly have a high likelihood of default, with little capacity to address further adverse changes in financial circumstances.

     CC-"CC": is applied to issues that are subordinate to other obligations rated "CCC" and are afforded less protection in the event of bankruptcy or reorganization.

     D: Default

     These long-term debt ratings can also be applied to local currency debt. In such cases the ratings defined above will be preceded by the designation "local currency."

A RATING IN THE LONG-TERM DEBT CATEGORIES MAY INCLUDE A PLUS (+) OR MINUS (-) DESIGNATION, WHICH INDICATES WHERE WITHIN THE RESPECTIVE CATEGORY THE ISSUE IS PLACED.

                                    PROFUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

                        7501 WISCONSIN AVENUE, SUITE 1000
                            BETHESDA, MARYLAND 20814

                       (888) 776-3637 RETAIL SHAREHOLDERS
         (888) 776-5717 (INSTITUTIONS AND FINANCIAL PROFESSIONALS ONLY)


         This Statement of Additional Information ("SAI") describes the following: nineteen "Bullish ProFunds VP," which include ProFund VP Bull, ProFund VP Mid-Cap, ProFund VP Small-Cap, ProFund VP OTC, ProFund VP Asia 30, ProFund VP Europe 30, ProFund VP Japan, ProFund VP Mid-Cap Value, ProFund VP Mid-Cap Growth, ProFund VP Small-Cap Value, ProFund VP Small-Cap Growth, ProFund VP U.S. Government Plus, ProFund VP Bull Plus, ProFund VP UltraBull, ProFund VP UltraDow 30, ProFund VP UltraMid-Cap, ProFund VP UltraSmall-Cap, ProFund VP UltraEurope, and ProFund VP UltraOTC; six "Bearish ProFunds VP," which include ProFund VP Bear, ProFund VP Short OTC, ProFund VP Short Small-Cap, ProFund VP Rising Rates Opportunity, ProFund VP UltraBear, and ProFund VP UltraShort OTC; twenty-one "Sector ProFunds VP," which include: ProFund VP Airlines, ProFund VP Banks, ProFund VP Basic Materials, ProFund VP Biotechnology, ProFund VP Consumer Cyclical, ProFund VP Consumer Non-Cyclical, ProFund VP Energy, ProFund VP Financial, ProFund VP Healthcare, ProFund VP Industrial, ProFund VP Internet, ProFund VP Leisure Goods & Services, ProFund VP Oil Drilling Equipment & Services, ProFund VP Pharmaceuticals, ProFund VP Precious Metals, ProFund VP Real Estate, ProFund VP Semiconductor, ProFund VP Technology, ProFund VP Telecommunications, ProFund VP Utilities, and ProFund VP Wireless Communications; and ProFund VP Money Market (collectively, the "ProFunds VP"). The ProFunds VP may be used by professional money managers and investors as part of an asset-allocation or market-timing investment strategy or to create specified investment exposure to a particular segment of the securities market or to hedge an existing investment portfolio. The ProFunds VP may be used independently or in combination with each other as part of an overall investment strategy. Additional ProFunds VP may be created from time to time.


         Shares of the ProFunds VP are available for purchase by insurance company separate accounts to serve as an investment medium for variable insurance contracts, and by qualified pension and retirement plans, certain insurance companies, and ProFund Advisors LLC (the "Advisor").

         The ProFunds VP involve special risks, some not traditionally associated with mutual funds. Investors should carefully review and evaluate these risks in considering an investment in the ProFunds VP to determine whether an investment in a particular ProFund VP is appropriate. None of the ProFunds VP alone constitutes a balanced investment plan. Because of the inherent risks in any investment, there can be no assurance that the investment objectives of the ProFunds VP will be achieved.


         This SAI is not a prospectus. It should be read in conjunction with the Prospectus describing the ProFunds VP, dated May 1, 2002, as supplemented from time to time, which incorporates this Statement of Additional Information by reference. Words or phrases used in the Statement of Additional Information without definition have the same meaning as ascribed to them in the Prospectus. The financial statements and related report of the independent accountants included in the ProFunds' VP annual report for the fiscal year ended December 31, 2001, are incorporated by reference into this SAI. A copy of the Prospectus is available, without charge, upon request to the address above or by telephone at the numbers above.


         The date of this SAI is May 1, 2002.

                                TABLE OF CONTENTS


                                                                            PAGE
                                                                            ----
PROFUNDS VP ...............................................................    3
INVESTMENT POLICIES, TECHNIQUES AND RELATED RISKS .........................    3
INVESTMENT RESTRICTIONS ...................................................   25
DETERMINATION OF NET ASSET VALUE ..........................................   26
PORTFOLIO TRANSACTIONS AND BROKERAGE ......................................   28
MANAGEMENT OF PROFUNDS ....................................................   30
COSTS AND EXPENSES ........................................................   40
ORGANIZATION AND DESCRIPTION OF SHARES OF BENEFICIAL INTEREST .............   40
CAPITALIZATION ............................................................   41
TAXATION ..................................................................   43
PERFORMANCE INFORMATION ...................................................   46
FINANCIAL STATEMENTS ......................................................   50
APPENDIX A - PROFUNDS EUROPE 30 INDEX .....................................  A-1
APPENDIX B - PROFUNDS ASIA 30 INDEX .......................................  B-1
APPENDIX C - DESCRIPTION OF SECURITIES RATINGS ............................  C-1

                                   PROFUNDS VP

         ProFunds (the "Trust") is an open-end management investment company that is currently comprised of multiple separate series. The series discussed herein are offered to insurance company separate accounts. All of the ProFunds VP, except for ProFund VP Money Market, are classified as non-diversified. The investments made by a ProFund VP and the results achieved by the ProFund VP at any given time are not expected to be the same as those made by other mutual funds for which ProFund Advisors acts as investment advisor, including mutual funds with names, investment objectives and policies similar to the ProFund VP. Other series may be added in the future.

GENERAL

         Reference is made to the Prospectus for a discussion of the investment objectives and policies of the ProFunds VP. In addition, set forth below is further information relating to the ProFunds VP. The discussion below supplements and should be read in conjunction with the Prospectus. Portfolio management is provided to the ProFunds VP by ProFund Advisors LLC, a Maryland limited liability company with offices at 7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland 20814.

         Certain investment restrictions of a ProFund VP specifically identified as fundamental policies may not be changed without the affirmative vote of at least the majority of the outstanding shares of that ProFund VP, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). All investment objectives or investment policies of the ProFunds VP not specified as fundamental (including the benchmarks of the ProFunds VP) may be changed by the Trustees of the Trust without the approval of shareholders.

         It is the policy of the Bullish, Bearish, and Sector ProFunds VP to pursue their investment objectives and investment strategies regardless of market conditions, to remain nearly fully invested and not to take defensive positions.

         The investment strategies of the ProFunds VP discussed below, and as discussed in the Prospectus, may be used by a ProFund VP if, in the opinion of the Advisor, these strategies will be advantageous to the ProFunds VP. The ProFunds VP are free to reduce or eliminate their activity in any of these areas without changing their investment policies. There is no assurance that any of these strategies or any other strategies and methods of investment available to a ProFund VP will result in the achievement of its objective.

                INVESTMENT POLICIES, TECHNIQUES AND RELATED RISKS

         A non-money market ProFund VP may consider changing its benchmark if, for example, the current benchmark becomes unavailable, the ProFund VP believes the current benchmark no longer serves the investment needs of a majority of shareholders, another benchmark better serves shareholders' investment needs, or the financial or economic environment makes it difficult for its investment results to correspond sufficiently to its current benchmark. If believed appropriate, a non-money market ProFund VP may specify a benchmark for itself that is "leveraged" or proprietary. Of course, there can be no assurance that a non-money market ProFund VP will achieve its objective.


         ProFunds VP listed below have non-fundamental investment policies obligating such a ProFund VP to commit, under normal market conditions, at least 80% of its assets to investments with investment characteristics similar to the type of investments suggested by its name. For purposes of such an investment policy, "assets" includes the ProFund VP's net assets, as well as any amounts borrowed for investment purposes. In addition, for purposes of such an investment policy, "assets" includes not only the amount of a ProFund VP's net assets attributable to investments directly providing investment exposure to the type of investments suggested by its name (e.g., the value of stocks, or the value of derivative instruments such as futures, options or options on futures), but also the amount of the ProFund VP's net assets that are segregated on the ProFund VP's books and records or otherwise used to offset such investment exposure, as required by applicable regulatory guidance. The Trust's Board of Trustees has adopted a policy to provide investors with at least 60 days' notice prior to any change in such an investment policy.

     PROFUND VP MID-CAP, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have investment characteristics similar to mid-cap companies.

     PROFUND VP SMALL-CAP, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have investment characteristics similar to small-cap companies.

     PROFUND VP ASIA 30, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have investment characteristics similar to Asian companies.

     PROFUND VP EUROPE 30, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have investment characteristics similar to European companies.

     PROFUND VP JAPAN, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have investment characteristics similar to Japanese companies.

     PROFUND VP MID-CAP VALUE, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have investment characteristics similar to mid-cap companies.

     PROFUND VP MID-CAP GROWTH, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have investment characteristics similar to mid-cap companies.

     PROFUND VP SMALL-CAP VALUE, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have investment characteristics similar to small-cap companies.

     PROFUND VP SMALL-CAP GROWTH, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have investment characteristics similar to small-cap companies.

     PROFUND VP U.S. GOVERNMENT PLUS, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have investment characteristics similar to most recently issued 30-year U.S. Treasury Bond.

     PROFUND VP ULTRADOW 30, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have investment characteristics similar to securities in the Dow Jones Industrial Average.

     PROFUND VP ULTRAMID-CAP, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have investment characteristics similar to mid-cap companies.

     PROFUND VP ULTRASMALL-CAP, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have investment characteristics similar to small-cap companies.

     PROFUND VP ULTRAEUROPE, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have investment characteristics similar to European companies.

     PROFUND VP SHORT SMALL-CAP, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have investment characteristics similar to small-cap companies.

     PROFUND VP AIRLINES, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have investment characteristics similar to airline companies.

     PROFUND VP BANKS, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have investment characteristics similar to bank companies.

     PROFUND VP BASIC MATERIALS, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have investment characteristics similar to basic materials companies.

     PROFUND VP BIOTECHNOLOGY, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have investment characteristics similar to biotechnology companies.

     PROFUND VP CONSUMER CYCLICAL, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have investment characteristics similar to consumer-cyclical companies.

     PROFUND VP CONSUMER NON-CYCLICAL, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have investment characteristics similar to consumer non-cyclical companies.

     PROFUND VP ENERGY, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have investment characteristics similar to energy companies.

     PROFUND VP FINANCIAL, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have investment characteristics similar to financial companies.

     PROFUND VP HEALTHCARE, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have investment characteristics similar to healthcare companies.

     PROFUND VP INDUSTRIAL, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have investment characteristics similar to industrial companies.

     PROFUND VP INTERNET, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have investment characteristics similar to internet companies.

     PROFUND VP LEISURE GOODS & Services, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have investment characteristics similar to leisure goods and services companies.

     PROFUND VP OIL DRILLING EQUIPMENT & Services, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have investment characteristics similar to oil drilling equipment and services companies.

     PROFUND VP PHARMACEUTICALS, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have investment characteristics similar to pharmaceutical companies.

     PROFUND VP PRECIOUS METALS, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have investment characteristics similar to precious metals companies.

     PROFUND VP REAL ESTATE, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have investment characteristics similar to real estate companies.

     PROFUND VP SEMICONDUCTOR, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have investment characteristics similar to semiconductor companies.

     PROFUND VP TECHNOLOGY, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have investment characteristics similar to technology companies.

     PROFUND VP TELECOMMUNICATIONS, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have investment characteristics similar to telecommunications companies.

     PROFUND VP UTILITIES, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have investment characteristics similar to utilities companies.

     PROFUND VP WIRELESS COMMUNICATIONS, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have investment characteristics similar to wireless communication companies.

         Fundamental securities analysis is not generally used by the Advisor in seeking to correlate with various benchmarks. Rather, the Advisor primarily uses statistical or mathematical analysis to determine the investments the non-money market ProFunds VP make and techniques the Advisor employs. While the Advisor attempts to minimize any "tracking error" (the statistical measure of the difference between the investment results of the Bullish, Bearish, and Sector ProFunds VP and the performance of their respective benchmarks), certain factors will tend to cause the investment results of the Bullish, Bearish, and Sector ProFunds VP to vary from their respective benchmarks. See "Special Considerations."


         Additional information concerning the characteristics of the investments of the ProFunds VP is set forth below.

EQUITY SECURITIES


         Each non-money market ProFund VP may invest in equity securities. The market price of securities owned by a ProFund VP may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. The value of a security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services. Equity securities generally have greater price volatility than fixed income securities, and the ProFunds VP are subject to these market risks.


FOREIGN INVESTMENT RISK


         Each non-money market ProFund VP may invest in securities of foreign issuers and may invest in securities traded principally in securities markets outside the United States and/or securities denominated in foreign currencies (together, "foreign securities"). Special U.S. tax considerations may apply to investments in foreign securities. In addition, investors should consider carefully the potentially substantial risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments. There is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments which could affect investments in securities of issuers in foreign nations. Some countries may withhold portions of interest and dividends at the source. In addition, in many countries there is less publicly available information about issuers than is available in reports about companies in the United States. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Further, the ProFunds VP may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. Commission rates in foreign countries, which are sometimes fixed rather than subject to negotiation as in the United States, are likely to be higher. Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets, which may affect the timing of the ProFunds' VP receipt of proceeds from its portfolio securities transactions. In many foreign countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. The foreign securities markets of many of the countries in which the ProFunds VP may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States.


         Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. These risks may include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict the ProFunds' VP investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in Eastern Europe and other areas may be slowed or reversed by unanticipated political or social events in such countries.

         Investments in developing countries may involve risks of nationalization, expropriation and confiscatory taxation. In this event, the ProFunds VP could lose a substantial portion of any investments they have made in the affected countries. Further, no accounting standards exist in certain countries. Finally, even though certain foreign currencies may be convertible into United States dollars, the conversion rates may be artificial to the actual market values and may be adverse to the ProFunds' VP shareholders.

         Each non-money market ProFund VP also may invest in New York shares (or "direct shares"). New York shares are foreign stocks, denominated in U.S. dollars, traded on U.S. exchanges without being converted into American Depositary Receipts ("ADRs"). These stocks come from countries like the Netherlands, Israel, Italy, or Bolivia, that don't restrict the trading of their stocks on other nations' exchanges.


         ProFund VP Asia 30, ProFund VP Europe 30, ProFund VP Japan and ProFund VP UltraEurope are subject to the general risks associated with foreign investment. Because each of these ProFunds VP focuses its investments in a particular geographical region or country, it may experience the general risks discussed above to a heightened degree or may be exposed to risks specific to the region or country in which it invests, as described below.

Investment in Europe
--------------------

         Each of ProFund VP Europe 30 and ProFund VP UltraEurope focuses its investments in securities providing economic exposure to companies located or operating in Europe. Securities traded in certain emerging European securities markets may be subject to risks due to the inexperience of financial intermediaries, the lack of modern technology and the lack of a sufficient capital base to expand business operations. Additionally, former Communist regimes of a number of Eastern European countries have expropriated a large amount of property, the claims of which have not been entirely settled. There can be no assurance that an investment in certain European countries would not also be expropriated, nationalized or otherwise confiscated.

         The securities markets of many European countries are relatively small, with the majority of market capitalization and trading volume concentrated in a limited number of companies representing a small number of industries. Consequently, a portfolio invested in securities of European companies may experience greater price volatility and significantly lower liquidity than a portfolio invested in equity securities of U.S. companies. These markets may be subject to greater influence by adverse events generally affecting the market, and by large investors trading significant blocks of securities, than is usual in the U.S. Securities settlements may in some instances be subject to delays and related administrative uncertainties.

         Foreign investment in the securities markets of certain European countries is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the cost and expenses of an investment. As illustrations, certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment by foreign persons to only a specific class of securities of a company which may have less advantageous terms than securities of the company available for purchase by nationals. In addition, the repatriation of both investment income and capital from certain of the countries is controlled under regulations, including in some cases the need for certain advance governmental notification or authority. Investments in these countries could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation.

         Issuers of securities in some European jurisdictions are not subject to the same degree of regulation as are U.S. issuers with respect to such matters as insider trading rules, restrictions on market manipulation, shareholder proxy requirements and timely disclosure of information. The reporting, accounting and auditing standards of European countries differ from U.S. standards in important respects and less information is available to investors in securities of European companies than to investors in U.S. securities.

Investment in Asia
------------------

         ProFund VP Asia 30 focuses its investments in securities of companies in the ProFunds Asia 30 Index. Currently, the ProFunds Asia 30 Index comprises companies located or operating in Australia, China, Hong Kong, India, Indonesia, New Zealand, the Philippines, South Korea, Singapore and Taiwan (each an "Asian country" and collectively, "Asian countries").

         Each Asian country provides unique investment risks, yet the political and economic prospects of one country or group of countries may impact other countries in the region. For example, some Asian economies are directly affected by Japanese capital investment in the region and by Japanese consumer demands. In addition, a recession, a debt crisis or a decline in currency valuation in one country can spread to other countries.

         Certain Asian countries at times have had managed currencies which were maintained at artificial levels to the U.S. dollar rather than at levels determined by the market. Certain Asian countries have also restricted the free conversion of their currency into foreign currencies, including the U.S. dollar. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. For example, in 1997 the South Korean won lost 95% of its value against the U.S. dollar.

         Investment in companies located in China is subject to significant political risks. China retains a communist political system, but has taken steps to promote economic reforms and transform its economy into a market system. An investment in a company located in China is subject to the risk that (1) political instability may arise as a result of indecisive leadership; (2) hard-line Communists might regain the political initiative; (3) social tensions caused by widely differing levels of economic prosperity within Chinese society might create unrest, as they did in the tragic events of 1989, culminating in the Tiananmen Square incident; and (4) the threat of armed conflict exists over the unresolved situation concerning Taiwan.

         A number of Asian companies and countries are highly dependent on foreign loans, which may subject them to outside influence by other companies, countries or super-national organizations. For example, in 1997, several Asian countries were forced to negotiate loans from the International Monetary Fund and others that impose strict repayment term schedules and require significant economic and financial restructuring.

Investment in Japan
-------------------

         ProFund VP Japan invests a large portion of its assets in Japanese securities and instruments providing economic exposure to such securities. Japan has experienced earthquakes and tidal waves of varying degrees of severity, and the risks of such phenomena, and damage resulting therefrom, continue to exist.


         The Japanese economy languished for much of the last decade. Lack of effective governmental action in the areas of tax reform to reduce high tax rates, banking regulation to address enormous amounts of bad debt, and economic reforms to attempt to stimulate spending are among the factors cited as possible causes of Japan's economic problems. The yen has had a history of unpredictable and volatile movements against the dollar; a weakening yen hurts U.S. investors holding yen-denominated securities or instruments giving economic exposure to such instruments. Finally, the Japanese stock market has experienced wild swings in value and has often been considered significantly overvalued.

         Japan has historically depended on oil for most of its energy requirements. Almost all of its oil is imported, the majority from the Middle East. In the past, oil prices have had a major impact on the domestic economy, but more recently Japan has worked to reduce its dependence on oil by encouraging energy conservation and use of alternative fuels. In addition, a restructuring of industry, with emphasis shifting from basic industries to processing and assembly type industries, has contributed to the reduction of oil consumption. However, there is no guarantee this favorable trend will continue.

         Foreign trade overseas is important to Japan's economy. Japan has few natural resources and must export to pay for its imports of these basic requirements. Because of the concentration of Japanese exports in highly visible products such as automobiles, machine tools, and semiconductors and the large trade surpluses ensuing therefrom, Japan has had difficult relations with its trading partners, particularly the United States. It is possible that trade sanctions or other protectionist measures could impact Japan adversely in both the short term and long term.

DEPOSITARY RECEIPTS

         Each non-money market ProFund VP may invest in American Depositary Receipts ("ADRs"). For many foreign securities, U.S. dollar denominated ADRs, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers' stock, a ProFund VP can avoid currency risks during the settlement period for either purchases or sales.

         In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject. Certain ADRs, typically those denominated as unsponsored, require the holders thereof to bear most of the costs of such facilities, while issuers of sponsored facilities normally pay more of the costs thereof. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through the voting rights.

         A non-money market ProFund VP may invest in both sponsored and unsponsored ADRs. Unsponsored ADR programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuers may not be as current as for sponsored ADRs, and the prices of unsponsored depositary receipts may be more volatile than if such instruments were sponsored by the issuer.


         A non-money market ProFund VP may also invest in Global Depositary Receipts ("GDRs"), New York shares and ordinary shares. GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world. While ADRs permit foreign corporations to offer shares to American citizens, GDRs allow companies in Europe, Asia, the United States and Latin American to offer shares in many markets around the world.


CURRENCY RISK


         The non-money market ProFunds VP, and in particular ProFund VP Asia 30, ProFund VP Europe 30, ProFund VP Japan, ProFund VP UltraEurope, ProFund VP Pharmaceuticals and ProFund VP Precious Metals, may invest in securities that trade in, or receive revenues in, foreign currencies. To the extent that a ProFund VP does so, that ProFund VP will be subject to the risk that those currencies will decline in value relative to the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time. ProFund VP assets which are denominated in foreign currencies may be devalued against the U.S. dollar, resulting in a loss. The Advisor does not engage in activities designed to hedge against currency fluctuations.


REAL ESTATE INVESTMENT TRUSTS

         ProFund VP Real Estate may invest in real estate investment trusts ("REITS"). Equity REITs invest primarily in real property while mortgage REITS make construction, development and long term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trust, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. REITS are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self liquidation and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exempt status under the 1940 Act.

FUTURES CONTRACTS AND RELATED OPTIONS

         The non-money market ProFunds VP may purchase or sell futures contracts, and options on futures contracts, as a substitute for a comparable market position in the underlying securities or to pursue their investment objectives. A futures contract obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount multiplied by the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made.


         When a ProFund VP purchases a put or call option on a futures contract, the ProFund VP pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a ProFund VP receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund VP the underlying futures contract for a specified price upon exercise at any time during the option period.


         Whether a ProFund VP realizes a gain or loss from futures activities depends generally upon movements in the underlying commodity. The extent of the ProFund VP's loss from an unhedged short position in futures contracts or from writing options on futures contracts is potentially unlimited. The ProFunds VP may engage in related closing purchase or sale transactions with respect to options on futures contracts by buying an option of the same series as an option previously written by a ProFund VP, or selling an option of the same series as an option previously purchased by a ProFund VP. The ProFunds VP will engage in transactions in futures contracts and related options that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the Commodity Futures Trading Commission.


         When a ProFund VP purchases or sells a futures contract, or sells an option thereon, the ProFund VP "covers" its position. To cover its position, a ProFund VP may enter into an offsetting position, earmark or segregate (and mark-to-market on a daily basis) cash or liquid instruments that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position.


         The ProFunds VP may purchase and sell futures contracts and options thereon only to the extent that such activities would be consistent with the requirements of Section 4.5 of the regulations promulgated by the Commodity Futures Trading Commission (the "CFTC Regulations") under the Commodity Exchange Act under which each of these ProFunds VP would be excluded from the definition of a "commodity pool operator." Under Section 4.5 of the CFTC Regulations, a ProFund VP may engage in futures transactions, either for "bona fide hedging" purposes, as this term is defined in the CFTC Regulations, or for non-bona fide hedging purposes to the extent that the aggregate initial margins and option premiums required to establish such non-bona fide hedging positions do not exceed 5% of the liquidation value of the ProFund VP's portfolio. In the case of an option on futures contracts that is "in-the-money" at the time of purchase (i.e., the amount by which the exercise price of the put option exceeds the current market value of the underlying security or the amount by which the current market value of the underlying security exceeds the exercise price of the call option), the in-the-money amount may be excluded in calculating this 5% limitation.


         The ProFunds VP will cover their positions when they write a futures contract or option on a futures contract. A ProFund VP may "cover" its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract, or, if the strike price of the put is less than the price of the futures contract, the ProFund VP will earmark or segregate cash or liquid instruments equal in value to the difference between the strike price of the put and the price of the futures contract. A ProFund VP may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments the prices of which are expected to move relatively consistently with the futures contract. A ProFund VP may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments the prices of which are expected to move relatively consistently with the futures contract.

         A ProFund VP may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option, or, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the ProFund VP will segregate cash or liquid instruments equal in value to the difference between the strike price of the call and the price of the futures contract. A ProFund VP may also cover its sale of a call option by taking positions in instruments the prices of which are expected to move relatively consistently with the call option. A ProFund VP may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the ProFund VP will segregate cash or liquid instruments equal in value to the difference between the strike price of the put and the price of the future. A ProFund VP may also cover its sale of a put option by taking positions in instruments the prices of which are expected to move relatively consistently with the put option.

         Although the ProFunds VP intend to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a ProFund VP to substantial losses. If trading is not possible, or if a ProFund VP determines not to close a futures position in anticipation of adverse price movements, the ProFund VP will be required to make daily cash payments of variation margin. The risk that a ProFund VP will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market.

INDEX OPTIONS

         The non-money market ProFunds VP may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, to hedge or limit the exposure of their positions and to create synthetic money market positions. See "Taxation" herein.

         A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash.

         Index options are subject to substantial risks, including the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected and the risk that there might not be a liquid secondary market for the option. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether a ProFund VP will realize a gain or loss from the purchase or writing (sale) of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than upon movements in the price of a particular stock. Whether a ProFund VP will realize a profit or loss by the use of options on stock indexes will depend on movements in the direction of the stock market generally or of a particular industry or market segment. This requires different skills and techniques than are required for predicting changes in the price of individual stocks. A ProFund VP will not enter into an option position that exposes the ProFund VP to an obligation to another party, unless the ProFund VP either (i) owns an offsetting position in securities or other options and/or (ii) segregate cash or liquid instruments that, when added to the premiums deposited with respect to the option, are equal to the market value of the underlying stock index not otherwise covered.

         The ProFunds VP may engage in transactions in stock index options listed on national securities exchanges or traded in the over-the-counter market as an investment vehicle for the purpose of realizing their investment objectives. Options on indexes are settled in cash, not by delivery of securities. The exercising holder of an index option receives, instead of a security, cash equal to the difference between the closing price of the securities index and the exercise price of the option.

         Some stock index options are based on a broad market index such as the S&P 500(R) Index, the NYSE Composite Index, or the AMEX Major Market Index, or on a narrower index such as the Philadelphia Stock Exchange Over-the-Counter Index. Options currently are traded on the Chicago Board of Options Exchange (the "CBOE"), the AMEX, and other exchanges ("Exchanges"). Purchased over-the-counter options and the cover for written over-the-counter options will be subject to the 15% limitation on investment in illiquid securities by the ProFunds VP. See "Illiquid Securities."

         Each of the Exchanges has established limitations governing the maximum number of call or put options on the same index which may be bought or written
(sold) by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different Exchanges or are held or written on one or more accounts or through one or more brokers). Under these limitations, option positions of all investment companies advised by the same investment adviser are combined for purposes of these limits. Pursuant to these limitations, an Exchange may order the liquidation of positions and may impose other sanctions or restrictions. These position limits may restrict the number of listed options which a ProFund VP may buy or sell; however, the Advisor intends to comply with all limitations.

OPTIONS ON SECURITIES

         Each non-money market ProFund VP may buy and write (sell) options on securities for the purpose of pursuing its investment objectives. By buying a call option, a ProFund VP has the right, in return for a premium paid during the term of the option, to buy the securities underlying the option at the exercise price. By writing a call option on securities, a ProFund VP becomes obligated during the term of the option to sell the securities underlying the option at the exercise price if the option is exercised. By buying a put option, a ProFund VP has the right, in return for a premium paid during the term of the option, to sell the securities underlying the option at the exercise price. By writing a put option, a ProFund VP becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised. During the term of the option, the writer may be assigned an exercise notice by the broker-dealer through whom the option was sold. The exercise notice would require the writer to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates upon expiration of the option, or at such earlier time that the writer effects a closing purchase transaction by purchasing an option covering the same underlying security and having the same exercise price and expiration date as the one previously sold. Once an option has been exercised, the writer may not execute a closing purchase transaction. To secure the obligation to deliver the underlying security in the case of a call option, the writer of a call option is required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the "OCC"), an institution created to interpose itself between buyers and sellers of options. The OCC assumes the other side of every purchase and sale transaction on an exchange and, by doing so, gives its guarantee to the transaction. When writing call options on securities, a ProFund VP may cover its position by owning the underlying security on which the option is written. Alternatively, the ProFund VP may cover its position by owning a call option on the underlying security, on a share for share basis, which is deliverable under the option contract at a price no higher than the exercise price of the call option written by the ProFund VP or, if higher, by owning such call option and segregating cash or liquid instruments equal in value to the difference between the two exercise prices. In addition, a ProFund VP may cover its position by depositing and maintaining in a segregated account cash or liquid instruments equal in value to the exercise price of the call option written by the ProFund VP. When a ProFund VP writes a put option, the ProFund VP will segregate cash or liquid instruments having a value equal to the exercise value of the option. The principal reason for a ProFund VP to write call options on stocks held by the ProFund VP is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone.

         If a ProFund VP that writes an option wishes to terminate the ProFund VP's obligation, the ProFund VP may effect a "closing purchase transaction." The ProFund VP accomplishes this by buying an option of the same series as the option previously written by the ProFund VP. The effect of the purchase is that the writer's position will be canceled by the OCC. However, a writer may not effect a closing purchase transaction after the writer has been notified of the exercise of an option. Likewise, a ProFund VP which is the holder of an option may liquidate its position by effecting a "closing sale transaction." The ProFund VP accomplishes this by selling an option of the same series as the option previously purchased by the ProFund VP. There is no guarantee that either a closing purchase or a closing sale transaction can be effected. If any call or put option is not exercised or sold, the option will become worthless on its expiration date. A ProFund VP will realize a gain (or a loss) on a closing purchase transaction with respect to a call or a put option previously written by the ProFund VP if the premium, plus commission costs, paid by the ProFund VP to purchase the call or put option to close the transaction is less (or greater) than the premium, less commission costs, received by the ProFund VP on the sale of the call or the put option. The ProFund VP also will realize a gain if a call or put option which the ProFund VP has written lapses unexercised, because the ProFund VP would retain the premium.

         Although certain securities exchanges attempt to provide continuously liquid markets in which holders and writers of options can close out their positions at any time prior to the expiration of the option, no assurance can be given that a market will exist at all times for all outstanding options purchased or sold by a ProFund VP. If an options market were to become unavailable, the ProFund VP would be unable to realize its profits or limit its losses until the ProFund VP could exercise options it holds, and the ProFund VP would remain obligated until options it wrote were exercised or expired. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions may be imposed by an exchange on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the OCC may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

SHORT SALES


         The non-money market ProFunds VP may engage in short sales transactions under which those ProFunds VP sell a security they do not own. To complete such a transaction, the ProFund VP must borrow the security to make delivery to the buyer. The ProFund VP then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the ProFund VP. Until the security is replaced, the ProFund VP is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. To borrow the security, the ProFund VP also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.


         Until the ProFund VP closes its short position or replaces the borrowed security, the ProFund VP will cover its position with an offsetting position or maintain a segregated account containing cash or liquid instruments at such a level that the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short.

SWAP AGREEMENTS


         The non-money market ProFunds VP may enter into equity index or interest rate swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in secuities (or shorting securities, in the case of the Bearish ProFunds VP), or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.


         Most swap agreements entered into by the ProFunds VP calculate the obligations of the parties to the agreement on a "net basis." Consequently, the current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount").

         A ProFund VP's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the ProFund VP) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating cash or liquid instruments. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a ProFund VP's investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the ProFund VP illiquid investment limitations. A ProFund VP will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. A ProFund VP bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

         Each non-money market ProFund VP may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay the ProFund VP the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The ProFund VP will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the ProFund VP on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the ProFund VP on the notional amount.

         Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with the ProFund VP receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a ProFund VP is contractually obligated to make. If the other party to a swap agreement defaults, a ProFund VP's risk of loss consists of the net amount of payments that such ProFund VP is contractually entitled to receive, if any. The net amount of the excess, if any, of a ProFund VP's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and the ProFund VP will segregate cash or liquid instrument, having an aggregate net asset value at least equal to such accrued excess. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash or liquid instruments, as permitted by applicable law, the ProFunds VP and the Advisor believe that transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to applicable borrowing restrictions.

         The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the over-the-counter market. The Advisor, under the supervision of the Board of Trustees, are responsible for determining and monitoring the liquidity of the ProFund VP transactions in swap agreements.

         The use of equity swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

U.S. GOVERNMENT SECURITIES

         Each ProFund VP also may invest in U.S. government securities in pursuit of its investment objectives, as "cover" for the investment techniques the ProFunds VP employ, or for liquidity purposes.

         ProFund VP U.S. Government Plus may invest substantially in U.S. government securities and instruments that have performance characteristics similar to those of U.S. government securities. ProFund VP Rising Rates Opportunity may enter into short transactions on U.S. government securities.


         U.S. government securities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association, the Government National Mortgage Association, the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, and the National Credit Union Administration. Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by Federal agencies, such as those securities issued by the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. While the U.S. government provides financial support to such U.S. government-sponsored Federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.


         Yields on U.S. government securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering, and the maturity of the obligation. Debt securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market value of U.S. government securities generally varies inversely with changes in market interest rates. An increase in interest rates, therefore, would generally reduce the market value of a ProFund VP's portfolio investments in U.S. government securities, while a decline in interest rates would generally increase the market value of a ProFund VP's portfolio investments in these securities

REPURCHASE AGREEMENTS


         Each ProFund VP may enter into repurchase agreements with financial institutions. Under a repurchase agreement, a ProFund VP purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The ProFunds VP follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, a ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of each ProFund VP not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the ProFund VP, amounts to more than 15% (10% with respect to ProFund VP Money Market) of its total net assets. The investments of each of the ProFunds VP in repurchase agreements at times may be substantial when, in the view of the Advisor, liquidity, investment, regulatory, or other considerations so warrant.


REVERSE REPURCHASE AGREEMENTS


         The ProFunds VP may use reverse repurchase agreements as part of their investment strategies. Reverse repurchase agreements involve sales by a ProFund VP of portfolio assets concurrently with an agreement by the ProFund VP to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the ProFund VP can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the ProFund VP will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the ProFund VP of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the ProFunds VP intend to use the reverse repurchase technique only when it will be to a ProFund VP's advantage to do so. A ProFund VP will segregate cash or liquid instruments equal in value to the ProFund VP's obligations in respect of reverse repurchase agreements.

CASH RESERVES

         To seek its investment objective, as a cash reserve, for liquidity purposes, or as "cover" for positions it has taken, each ProFund VP may temporarily invest all or part of the ProFund VP's assets in cash or cash equivalents, which include, but are not limited to, short-term money market instruments, U.S. government securities, certificates of deposit, bankers acceptances, or repurchase agreements secured by U.S. government securities.


BORROWING

         The ProFunds VP may borrow money for cash management purposes or investment purposes. Each of the ProFunds VP may also enter into reverse repurchase agreements, which may be viewed as a form of borrowing, with financial institutions. However, to the extent a ProFund VP "covers" its repurchase obligations as described above in "Reverse Repurchase Agreements," such agreement will not be considered to be a "senior security" and, therefore, will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by that ProFund VP. Borrowing for investment is known as leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique which increases investment risk, but also increases investment opportunity. Since substantially all of a ProFund VP's assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value per share of the ProFund VP will increase more when the ProFund VP's portfolio assets increase in value and decrease more when the ProFund VP's portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, a ProFund VP might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales.

         As required by the 1940 Act, a ProFund VP must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If at any time the value of the ProFund VP's assets should fail to meet this 300% coverage test, the ProFund VP, within three days (not including Sundays and holidays), will reduce the amount of the ProFund VP's borrowings to the extent necessary to meet this 300% coverage. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations would not favor such sale. In addition to the foregoing, the ProFunds VP are authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of the ProFund VP's total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. The ProFunds VP are authorized to pledge portfolio securities as the Advisor deems appropriate in connection with any borrowings.

LENDING OF PORTFOLIO SECURITIES

         Each of the ProFunds VP may lend its portfolio securities to brokers, dealers, and financial institutions, provided that cash equal to at least 100% of the market value of the securities loaned is deposited by the borrower with the ProFund VP and is maintained each business day in a segregated account pursuant to applicable regulations. While such securities are on loan, the borrower will pay the lending ProFund VP any income accruing thereon, and the ProFund VP may invest the cash collateral in portfolio securities, thereby earning additional income. A ProFund VP will not lend more than 33 1/3% of the value of the ProFund VP's total assets. Loans would be subject to termination by the lending ProFund VP on four business days' notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the lending ProFund VP. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the securities lent should the borrower of the securities fail financially. A ProFund VP may pay reasonable finders, borrowers, administrative, and custodial fees in connection with a loan.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES


         Each non-money market ProFund VP, from time to time, in the ordinary course of business, may purchase securities on a when-issued or delayed-delivery basis (i.e., delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a ProFund VP makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the ProFund VP will record the transaction and thereafter reflect the value of the securities, each day, in determining its net asset value. A ProFund VP will not purchase securities on a when-issued or delayed-delivery basis if, as a result, more than 15% (10% with respect to ProFund VP Money Market) of the ProFund VP's net assets would be so invested. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. A non-money market ProFund VP will segregate cash or liquid instruments equal to or greater in value than its purchase commitments for such when-issued or delayed-delivery securities.


INVESTMENTS IN OTHER INVESTMENT COMPANIES


         Each ProFund VP may invest in the securities of other investment companies, including exchange traded funds, to the extent that such an investment would be consistent with the requirements of the 1940 Act. If a ProFund VP invests in, and, thus, is a shareholder of, another investment company, its shareholders will indirectly bear a proportionate share of the fees and expenses paid by such other investment company, in addition to the investment advisory fees payable directly by the ProFund VP and the other fees and expenses that the ProFund VP bears directly in connection with the ProFund VP's own operations.


ILLIQUID SECURITIES

         Each ProFund VP may purchase illiquid securities, including securities that are not readily marketable and securities that are not registered ("restricted securities") under the Securities Act of 1933, as amended (the "1933 Act"), but which can be sold to qualified institutional buyers under Rule 144A of the 1933 Act. A ProFund VP will not invest more than 15% (10% with respect to ProFund VP Money

Market) of the ProFund VP's net assets in illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the ProFund VP has valued the securities. Under the current guidelines of the staff of the Securities and Exchange Commission (the "Commission"), illiquid securities also are considered to include, among other securities, purchased over-the-counter options, certain cover for over-the-counter options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the Federal securities laws. The ProFund VP may not be able to sell illiquid securities when the Advisor considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investments in illiquid securities may have an adverse impact on net asset value.

         At the time of investment, ProFund VP Money Market's aggregate holdings of repurchase agreements having remaining maturities of more than seven calendar days (or which may not be terminated within seven calendar days upon notice by ProFund VP Money Market), time deposits having remaining maturities of more than seven calendar days, illiquid securities, restricted securities and securities lacking readily available market quotations will not exceed 10% of ProFund VP Money Market's net assets. If changes in the liquidity of certain securities cause ProFund VP Money Market to exceed such 10% limit, ProFund VP Money Market will take steps to bring the aggregate amount of its illiquid securities back below 10% of its net assets as soon as practicable, unless such action would not be in the best interest of ProFund VP Money Market.

         Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a safe harbor from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A securities present an attractive investment opportunity and otherwise meet selection criteria, a ProFund VP may make such investments. Whether or not such securities are illiquid depends on the market that exists for the particular security. The Commission staff has taken the position that the liquidity of Rule 144A restricted securities is a question of fact for a board of trustees to determine, such determination to be based on a consideration of the readily-available trading markets and the review of any contractual restrictions. The staff also has acknowledged that, while a board of trustees retains ultimate responsibility, trustees may delegate this function to an investment adviser. The Board of Trustees of the Trust has delegated this responsibility for determining the liquidity of Rule 144A restricted securities which may be invested in by a ProFund VP to the Advisor. It is not possible to predict with assurance exactly how the market for Rule 144A restricted securities or any other security will develop. A security which when purchased enjoyed a fair degree of marketability may subsequently become illiquid and, accordingly, a security which was deemed to be liquid at the time of acquisition may subsequently become illiquid. In such event, appropriate remedies will be considered to minimize the effect on the liquidity of a ProFund VP.

PORTFOLIO QUALITY AND MATURITY (PROFUND VP MONEY MARKET)

         ProFund VP Money Market will maintain a dollar-weighted average maturity of 90 days or less. All securities in which ProFund VP Money Market invests will have or be deemed to have remaining maturities of 397 days or less on the date of their purchase, will be denominated in U.S. dollars and will have been granted the required ratings established herein by two nationally recognized statistical rating organizations ("NRSRO") (or one such NRSRO if that NRSRO is the only such NRSRO which rates the security), or if unrated, are believed by the Advisor, under the supervision of Board of Trustees, to be of comparable quality. Currently, there are five rating agencies which have been designated by the Commission as an NRSRO. These organizations and their highest short-term rating category (which may also be modified by a "+") are: Duff and Phelps Credit Rating Co., D-1; Fitch IBCA, Inc., F1; Moody's Investors Service Inc. ("Moody's"), Prime-1; Standard & Poor's, A-1; and Thomson BankWatch, Inc., T-1. A description of such ratings is provided in the Appendix. The Advisor, acting under the supervision of and procedures adopted by the Board of Trustees, will also determine that all securities purchased by ProFund VP Money Market present minimal credit risks. The Advisor will cause ProFund VP Money Market to dispose of any security as soon as practicable if the security is no longer of the requisite quality, unless such action would not be in the best interest of ProFund VP Money Market.


OBLIGATIONS OF BANKS AND OTHER FINANCIAL INSTITUTIONS (PROFUND VP MONEY MARKET)

         ProFund VP Money Market may invest in U.S. dollar-denominated fixed rate or variable rate obligations of U.S. or foreign institutions, including banks which are rated in the highest short-term rating category by any two NRSROs (or one NRSRO if that NRSRO is the only such NRSRO which rates such obligations) or, if not so rated, are believed by the Advisor, acting under the supervision of the Board of Trustees, to be of comparable quality. Bank obligations in which ProFund VP Money Market invests include certificates of deposit, bankers' acceptances, time deposits, commercial paper, and other U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign institutions including banks. For purposes of ProFund VP Money Market's investment policies with respect to bank obligations, the assets of a bank will be deemed to include the assets of its domestic and foreign branches. Obligations of foreign branches of U.S. banks and foreign banks may be general obligations of the parent bank in addition to the issuing bank or may be limited by the terms of a specific obligation and by government regulation. If the Advisor, acting under the supervision of the Board of Trustees, deems the instruments to present minimal credit risk, ProFund VP Money Market may invest in obligations of foreign banks or foreign branches of U.S. banks which include banks located in the United Kingdom, Grand Cayman Island, Nassau, Japan and Canada. Investments in these obligations may entail risks that are different from those of investments in obligations of U.S. domestic banks because of differences in political, regulatory and economic systems and conditions. These risks include, without limitation, future political and economic developments, currency blockage, the possible imposition of withholding taxes on interest payments, possible seizure or nationalization of foreign deposits, and difficulty or inability of pursuing legal remedies and obtaining judgment in foreign courts, possible establishment of exchange controls or the adoption of other foreign governmental restrictions that might affect adversely the payment of principal and interest on bank obligations. Foreign branches of U.S. banks and foreign banks may also be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to branches of U.S. banks. ProFund VP Money Market may invest more than 25% of its assets in the foreign and domestic bank obligations described above. ProFund VP Money Market's concentration of its investments in bank obligations will cause ProFund VP Money Market to be subject to the risks peculiar to the domestic and foreign banking industries to a greater extent than if its investments were not so concentrated. A description of the ratings set forth above is provided in the Appendix.

COMMERCIAL PAPER, OTHER DEBT OBLIGATIONS, CREDIT ENHANCEMENTS AND ASSET BACKED SECURITIES (PROFUND VP MONEY MARKET)

     COMMERCIAL PAPER. ProFund VP Money Market may invest in fixed rate or variable rate commercial paper, including variable rate master demand notes, issued by U.S. or foreign entities. Commercial paper when purchased by ProFund VP Money Market must be rated the highest short-term rating category by any two NRSROs (or one NRSRO if that NRSRO is the only such NRSRO which rates objections, or if not rated, must be believed by the Advisor, acting under the supervision of the Board of Trustees, to be of comparable quality. Any commercial paper issued by a foreign entity and purchased by ProFund VP Money Market must be U.S. dollar-denominated and must not be subject to foreign withholding tax at the time of purchase. Investing in foreign commercial paper generally involves risks similar to those described above relating to obligations of foreign banks or foreign branches of U.S. banks.

     Variable rate master demand notes are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Because variable rate master demand notes are direct lending arrangements between ProFund VP Money Market and the issuer, they are not normally traded. Although no active secondary market may exist for these notes, ProFund VP Money Market will purchase only those notes under which it may demand and receive payment on principal and accrued interest daily or may resell the note to a third party. While the notes are not typically rated by credit rating agencies, issuers of variable rate master demand notes must satisfy the Advisor, acting under the supervision of the Board of Trustees, that the same criterion set forth above for issuers of commercial paper are met. In the event an issuer of a variable rate master demand note defaulted on its payment obligation, ProFund VP Money Market might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the full extent of the default. The face maturities of variable rate notes subject to a demand feature may exceed 397 days in certain circumstances.

     OTHER DEBT OBLIGATIONS. ProFund VP Money Market may invest in deposits, bonds, notes and debentures and other debt obligations that at the time of purchase have, or are comparable in priority and security to other securities of such issuer which have, outstanding short-term obligations meeting the above short-term rating requirements, or if there are no such short-term ratings, are determined by the Advisor, acting under the supervision of the Board of Trustees, to be of comparable quality and are rated in the top three highest long-term categories by the NRSROs rating such security.

     CREDIT ENHANCEMENT. Certain of ProFund VP Money Market's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, default, or change in the credit quality of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security and could cause losses to ProFund VP Money Market and affect ProFund VP Money Market's share price. ProFund VP Money Market may have more than 25% of its total assets invested in securities credit-enhanced by banks.

         ASSET-BACKED SECURITIES. ProFund VP Money Market may also invest in securities generally referred to as asset-backed securities, which directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets, such as motor vehicle or credit card receivables. Asset-backed securities may provide periodic payments that consist of interest and/or principal payments. Consequently, the life of an asset-backed security varies with the prepayment and loss experience of the underlying assets.

PORTFOLIO TURNOVER

         The nature of the ProFunds VP will cause the ProFunds VP to experience substantial portfolio turnover. A higher portfolio turnover rate would likely involve correspondingly greater brokerage commissions and transaction and other expenses which would be borne by the ProFunds VP. In addition, a ProFund VP's portfolio turnover level may adversely affect the ability of the ProFund VP to achieve its investment objective. Because the portfolio turnover rate of each ProFund VP to a great extent will depend on the purchase, redemption, and exchange activity of its investors, it is difficult to estimate what the actual turnover rate for a ProFund VP will be in the future. "Portfolio Turnover Rate" is defined under the rules of the Commission as the value of the securities purchased or securities sold, excluding all securities whose maturities at time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one year are excluded from the calculation of portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and option contracts in which the ProFunds VP invest since such contracts generally have a remaining maturity of less than one year. Pursuant to the formula prescribed by the Commission, the portfolio turnover rate for each ProFund VP is calculated without regard to instruments, including options and futures contracts, having a maturity of less than one year.

SPECIAL CONSIDERATIONS

         To the extent discussed above and in the Prospectus, the ProFunds VP present certain risks, some of which are further described below.


         TRACKING ERROR. While the Advisor expects that each of the Bullish, Bearish, and Sector ProFunds VP will track its benchmark index with a high level of correlation, several factors may affect the ability of a ProFund VP to achieve this correlation. Among these factors are: (1) a ProFund VP's expenses, including brokerage (which may be increased by high portfolio turnover) and the cost of the investment techniques employed by a ProFund VP; (2) less than all of the securities in the underlying securities index being held by a ProFund VP and securities not included in the underlying securities index being held by a ProFund VP; (3) an imperfect correlation between the performance of instruments held by a ProFund VP, such as futures contracts and options, and the performance of the underlying securities in the cash market; (4) bid-ask spreads (the effect of which may be increased by portfolio turnover); (5) holding instruments traded in a market that has become illiquid or disrupted; (6) a ProFund VP's share prices being rounded to the nearest cent; (7) changes to the benchmark index that are not disseminated in advance; (8) the need to conform the portfolio holdings of a ProFund VP to comply with investment restrictions or policies or regulatory or tax law requirements; (9) actual purchases and sales of the shares of a ProFund VP by insurance company separate accounts may differ from estimated transactions reported by the insurance companies prior to the time share prices are calculated; (10) limit up or limit down trading halts on options or futures contracts which may prevent a ProFund VP from purchasing or selling options or futures contracts; and (11) early and unanticipated closings of the markets on which the holdings of a ProFund VP trade, resulting in the inability of the ProFund VP to execute intended portfolio transactions. While a close correlation of a ProFund VP to its benchmark may be achieved on any single trading day, over time the cumulative percentage increase or decrease in the net asset value of the shares of the ProFund VP may diverge significantly from the cumulative percentage decrease or increase in the benchmark due to a compounding effect.

         LEVERAGE. ProFund VP U.S. Government Plus, ProFund VP Bull Plus, ProFund VP UltraBull, ProFund VP UltraDow 30, ProFund VP UltraMid-Cap, ProFund VP UltraSmall-Cap, ProFund VP UltraEurope, ProFund VP UltraOTC, ProFund VP Rising Rates Opportunity, ProFund VP UltraBear and ProFund VP UltraShort OTC intend to use leveraged investment techniques in pursuing their investment objectives, and each ProFund VP may utilize leverage in pursuing its investment objective. Utilization of leveraging involves special risks and should be considered to be speculative. Leverage exists when a ProFund VP achieves the right to a return on a capital base that exceeds the amount the ProFund VP has invested. Leverage creates the potential for greater gains to shareholders of these ProFund VP during favorable market conditions and the risk of magnified losses during adverse market conditions. Leverage should cause higher volatility of the net asset values of these ProFund VP's shares. For example: if ProFund VP UltraOTC achieves its investment objective, during adverse market conditions, shareholders should experience a loss of approximately twice the amount they would have incurred had ProFund VP UltraOTC not been leveraged. Leverage may involve the creation of a liability that does not entail any interest costs or the creation of a liability that requires a ProFund VP to pay interest, which would decrease the ProFund VP's total return to shareholders.

         NON-DIVERSIFIED STATUS. Each Bullish, Bearish, and Sector ProFund VP is a "non-diversified" series. Each Bullish, Bearish, and Sector ProFund VP is considered "non-diversified" because a relatively high percentage of its assets may be invested in the securities of a limited number of issuers. The portfolio securities of a ProFund VP, therefore, may be more susceptible to any single economic, political, or regulatory occurrence than the portfolio securities of a more diversified investment company. The classification of a ProFund VP as a "non-diversified" investment company means that the proportion of its assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. Each ProFund VP, however, intends to seek to qualify as a "regulated investment company" for purposes of the Internal Revenue Code, which imposes diversification requirements on the ProFunds VP that are less restrictive than the requirements applicable to "diversified" investment companies under the 1940 Act.

                             INVESTMENT RESTRICTIONS

         Each ProFund VP has adopted certain investment restrictions as fundamental policies which cannot be changed without the approval of the holders of a "majority" of the outstanding shares of a ProFund VP, as that term is defined in the 1940 Act. The term "majority" is defined in the 1940 Act as the lesser of: (i) 67% or more of the shares of the series present at a meeting of shareholders, if the holders of more than 50% of the outstanding shares of the ProFund VP are present or represented by proxy; or (ii) more than 50% of the outstanding shares of the series. (All policies of a ProFund VP not specifically identified in this Statement of Additional Information or the Prospectus as fundamental may be changed without a vote of the shareholders of the ProFund VP.) For purposes of the following limitations, all percentage limitations apply immediately after a purchase or initial investment.

         A ProFund VP may not:

1. Purchase or sell real estate, except that, to the extent permitted by applicable law, the ProFunds VP may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies that invest in real estate or interests therein, including REITS.

2. Make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers' acceptances and repurchase agreements and purchase and sale contracts and any similar instruments shall not be deemed to be the making of a loan, and except further that the ProFund VP may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Prospectus and this Statement of Additional Information, as they may be amended from time to time.

3. Issue senior securities to the extent such issuance would violate applicable law.

4. Borrow money, except that the ProFund VP (i) may borrow from banks (as defined in the Investment Company Act of 1940) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (iii) may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, (iv) may purchase securities on margin to the extent permitted by applicable law and (v) may enter into reverse repurchase agreements. A ProFund VP may not pledge its assets other than to secure such borrowings or, to the extent permitted by the investment policies of the ProFund VP as set forth in the Prospectus and this Statement of Additional Information, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies.

5. Underwrite securities of other issuers, except insofar as the ProFund VP technically may be deemed an underwriter under the Securities Act of 1933, as amended, in selling portfolio securities.

6. Purchase or sell commodities or contracts on commodities, except to the extent the ProFund VP may do so in accordance with applicable law and the ProFund VP's Prospectus and Statement of Additional Information, as they may be amended from time to time.


         Each ProFund VP may concentrate its investment in the securities of companies engaged in a single industry or group of industries in accordance with its investment objective and policies as disclosed in the Prospectus and Statement of Additional Information, as they may be revised from time to time.


                        DETERMINATION OF NET ASSET VALUE


         The net asset values of the shares of the ProFunds VP (except for ProFund VP UltraEurope) are determined as of the close of business of the NYSE (ordinarily, 4:00 p.m. Eastern Time) on each day the NYSE and the Chicago Mercantile Exchange are open for business. The net asset value of the shares of ProFund VP UltraEurope is determined as of the latest close of trading of the three exchanges tracked by the PEI (ordinarily 2:00 PM Eastern Time) on each day the NYSE, London Stock Exchange, Frankfurt Stock Exchange and Paris Stock Exchange are open for business (see Prospectus for applicable holiday closings).

         To the extent that portfolio securities of a ProFund VP are traded in other markets on days when the ProFund VP's principal trading market(s) is closed, the ProFund VP's net asset value may be affected on days when investors do not have access to the ProFund VP to purchase or redeem shares.

         The net asset value of shares of a ProFund VP serves as the basis for the purchase and redemption price of its shares. The net asset value per share of a ProFund VP is calculated by dividing the market value of the ProFund VP's assets, less all liabilities attributed to the ProFund VP, by the number of outstanding shares of the ProFund VP. If market quotations are not readily available, a security will be valued at fair value using methods established or ratified by the Trustees of the Trust. ProFund VP Money Market's net asset value per share will normally be $1.00. There is no assurance that the $1.00 net asset value will be maintained.

         The securities in the portfolio of a non-money market ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange, are valued based on market closing price. Other securities that are traded on the OTC markets are priced using NASDAQ, which provides information on bid and asked prices quoted by major dealers in such stocks. Bonds, other than convertible bonds, are valued using a third-party pricing system. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Short-term debt securities are generally valued at amortized cost, which approximates market value. When market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees.

         Except for futures contracts held by the ProFund VP UltraEurope, futures contracts maintained by ProFunds VP are valued at their last sale price prior to the valuation time. Options on futures contracts generally are valued at fair value as determined with reference to established futures exchanges. Options on securities and indices purchased by a ProFund VP are valued at their last sale price prior to the valuation time or at fair value. In the event of a trading halt that closes the NYSE early, futures contracts will be valued on the basis of settlement prices on futures exchanges, options on futures will be valued at fair value as determined with reference to such settlement prices, and options on securities and indices will be valued at their last sale price prior to the trading halt or at fair value.

         In the event a trading halt closes a futures exchange for a given day and that closure occurs prior to the close of the NYSE on that day, futures positions traded on such exchange and held by a ProFund VP will be fair value priced on the basis of the day's settlement prices.

         For ProFund VP UltraEurope, futures contracts are valued at their last transaction prices for the respective futures contracts that occur immediately prior to the close of the underlying stock exchange. Options on futures contracts generally are valued at fair value as determined with reference to established futures exchanges. Options on securities and indices purchased by ProFund VP UltraEurope are valued at their last sale price immediately prior to the close of the underlying stock exchange.


AMORTIZED COST VALUATION

     ProFund VP Money Market will utilize the amortized cost method in valuing its portfolio securities, which does not take into account unrealized capital gains or losses. This method involves valuing each security held by ProFund VP Money Market at its cost at the time of its purchase and thereafter assuming a constant amortization to maturity of any discount or premium. Accordingly, immaterial fluctuations in the market value of the securities held by ProFund VP Money Market will not be reflected in ProFund VP Money Market's net asset value. The Board of Trustees will monitor the valuation of assets of this method and will make such changes as it deems necessary to assure that the assets of ProFund VP Money Market are valued fairly in good faith.

     ProFund VP Money Market's use of the amortized cost method of valuing its securities is permitted by a rule adopted by the Commission. Under this rule, ProFund VP Money Market must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 days or and invest only in securities determined by or under the supervision of the Board of Trustees to be of high quality with minimal credit risks.

     Pursuant to the rule, the Board of Trustees also has established procedures designed to stabilize, to the extent reasonably possible, the investors' price per share as computed for the purpose of sales and redemptions at $1.00. These procedures include review ProFund VP Money Market's holdings by the Board of Trustees, at such intervals as it deems appropriate, to determine whether the value of ProFund VP Money Market's assets calculated by using available market quotations or market equivalents deviates from such valuation based on amortized cost.

     The rule also provides that the extent of any deviation between the value of ProFund VP Money Market's assets based on available market quotations or market equivalents and such valuation based on amortized cost must be examined by the Board of Trustees. In the event the Board of Trustees determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, pursuant to the rule, the Board of Trustees must cause ProFund VP Money Market to take such corrective action as the Board of Trustees regards as necessary and appropriate, including: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or valuing ProFund VP Money Market's assets by using available market quotations.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

         Subject to the general supervision by the Trustees, the Advisor is responsible for decisions to buy and sell securities for each of the ProFunds VP, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. The Advisor expects that the ProFunds VP may execute brokerage or other agency transactions through registered broker-dealers, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended ("1934 Act"), and the rules and regulations thereunder. The Advisor may serve as an investment manager to a number of clients, including other investment companies. It is the practice of the Advisor to cause purchase and sale transactions to be allocated among the ProFunds VP and others whose assets the Advisor manages in such manner as the Advisor deems equitable. The main factors considered by the Advisor in making such allocations among the ProFunds VP and other client accounts of the Advisor are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the person(s) responsible, if any, for managing the portfolios of the ProFunds VP and the other client accounts.

         The policy of each ProFund VP regarding purchases and sales of securities for its portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the policy of each ProFund VP is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. Each ProFund VP believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the ProFund VP and the Advisor from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Advisor relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable.

         Purchases and sales of U.S. government securities are normally transacted through issuers, underwriters or major dealers in U.S. government securities acting as principals. Similarly, purchases and sales of securities on behalf of ProFund VP Money Market usually are principal transactions. Such transactions are made on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

         In seeking to implement the policies of the ProFunds VP, the Advisor effects transactions with those brokers and dealers who the Advisor believes provide the most favorable prices and are capable of providing efficient executions. If the Advisor believes such prices and executions are obtainable from more than one broker or dealer, the Advisor may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the ProFund VP or the Advisor. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities. If the broker-dealer providing these additional services is acting as a principal for its own account, no commissions would be payable. If the broker-dealer is not a principal, a higher commission may be justified, at the determination of the Advisor, for the additional services.

         The information and services received by the Advisor from brokers and dealers may be of benefit to the Advisor in the management of accounts of some of the Advisor's other clients and may not in all cases benefit a ProFund VP directly. While the receipt of such information and services is useful in varying degrees and would generally reduce the amount of research or services otherwise performed by the Advisor and thereby reduce the Advisor's expenses, this information and these services are of indeterminable value and the management fee paid to the Advisor is not reduced by any amount that may be attributable to the value of such information and services.

         Subject to the requirements of best execution, the Advisor may consider sales of Trust shares as a factor in the selection of broker-dealers to execute portfolio transactions.


         For the fiscal years ended December 31, 1999, 2000, and 2001, each ProFund VP listed below paid brokerage commissions in the following amounts:

                              BROKERAGE COMMISSIONS

----------------------------------------------------------------------------------------------------------------------
            PROFUND VP                      FYE 12/31/99                FYE 12/31/00               FYE 12/31/01

----------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                 N/A                          N/A                      $17,831

----------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                            N/A                          N/A                     $343,956

----------------------------------------------------------------------------------------------------------------------
ProFund VP OTC                                  N/A                          N/A                      $9,946

----------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                           $2,856                     $463,652                   $283,028

----------------------------------------------------------------------------------------------------------------------
ProFund VP Bull Plus                            N/A                          N/A                     $225,839

----------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                     $37,300                     $797,904                   $479,389

----------------------------------------------------------------------------------------------------------------------
ProFund VP UltraOTC                           $13,904                      $92,240                    $44,123

----------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                 N/A                          N/A                      $23,175

----------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                        N/A                          N/A                       $796

----------------------------------------------------------------------------------------------------------------------
ProFund VP Energy                               N/A                          N/A                      $3,945

----------------------------------------------------------------------------------------------------------------------
ProFund VP Financial                            N/A                          N/A                      $12,344

----------------------------------------------------------------------------------------------------------------------
ProFund VP Healthcare                           N/A                          N/A                      $4,175

----------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                          N/A                          N/A                      $29,768

----------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                           N/A                          N/A                      $1,212

----------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                   N/A                          N/A                        $85

----------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                            N/A                          N/A                      $20,780

----------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                         N/A                          N/A                        $0

----------------------------------------------------------------------------------------------------------------------

     Any ProFund VP not appearing in the chart above had not commenced operations as of December 31, 2001.

                             MANAGEMENT OF PROFUNDS

TRUSTEES AND OFFICERS

Trustees

------------------------------------------------------------------------------------------------------------------------
     NAME, ADDRESS, AND AGE          POSITION(S)     TERM OF         PRINCIPAL         NUMBER OF          OTHER
                                     HELD WITH      OFFICE AND      OCCUPATION(S)     PORTFOLIOS      DIRECTORSHIPS
                                     THE TRUST      LENGTH OF       DURING PAST 5       IN FUND          HELD BY
                                                      TIME             YEARS            COMPLEX          TRUSTEE
                                                     SERVED                             OVERSEEN
                                                                                       BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------
Russell S. Reynolds, III           Trustee        Indefinite;     Directorship         92             Directorship
c/o Directorship Search Group,                    October 1997    Search Group,                       Search Group,
Suite 250                                         to present      Inc. (Executive                     Inc.
8 Sound Shore Drive                                               Recruitment):
Greenwich, CT 06831                                               Managing Director
Age:  44                                                          (March 1993 to
                                                                  Present)
------------------------------------------------------------------------------------------------------------------------
Michael C. Wachs                   Trustee        Indefinite;     AMC Delancey         92             AMC Delancey
7501 Wisconsin Avenue,                            October 1997    Group, Inc. (Real                   Group, Inc.
Suite 1000                                        to present      Estate
Bethesda, MD  20814                                               Development):
Age:  40                                                          Vice President
                                                                  (January 2001 to
                                                                  Present);
                                                                  Delancey
                                                                  Investment Group,
                                                                  Inc. (Real Estate
                                                                  Development):
                                                                  Vice President
                                                                  (May 1996 to
                                                                  December 2000);
------------------------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------
Michael L. Sapir*                  Trustee        Indefinite;     Chairman and         92
7501 Wisconsin Avenue,                            April 1997 to   Chief Executive
Suite 1000                                        present         Officer of the
Bethesda, MD  20814                                               Advisor (April
Age:  43                                                          1997 to present)
------------------------------------------------------------------------------------------------------------------------


* Mr. Sapir may be deemed to be an "interested person," as defined by the 1940 Act, because of his employment with the Advisor.

Executive Officers


----------------------------------------------------------------------------------------------------------------------
    NAME, ADDRESS, AND AGE         POSITION(S) HELD WITH       TERM OF OFFICE AND              PRINCIPAL
                                           TRUST              LENGTH OF TIME SERVED       OCCUPATION(S) DURING
                                                                                              PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------
Michael L. Sapir                 Chairman and President      Indefinite; April 1997 to    Chairman and Chief
7501 Wisconsin Avenue,                                       present                      Executive Officer of the
Suite 1000                                                                                Advisor (April 1997 to
Bethesda, MD 20814                                                                        present)
Age:  43
----------------------------------------------------------------------------------------------------------------------
Louis M. Mayberg                 Secretary                   Indefinite; April 1997 to    President of the Advisor
7501 Wisconsin Avenue,                                       present                      (May 1997 to present).
Suite 1000
Bethesda, MD 20814
Age:  39
----------------------------------------------------------------------------------------------------------------------
Steven D. Pierce                 Treasurer                   Indefinite; February 2002    BISYS Fund Services: Vice
3435 Stelzer Road                                            to present                   President of Accounting
Columbus, OH 43219                                                                        (April 1999 to present);
Age:  36                                                                                  CAN Insurance: Manager
                                                                                          (April 1996 to April 1999)
----------------------------------------------------------------------------------------------------------------------
John Danko                       Vice President              Indefinite; August 1999 to   BISYS Fund Services:
60 State Street                                              present                      Director of Client
Boston, MA 02109                                                                          Services (February 1997 to
Age:  35                                                                                  present)
----------------------------------------------------------------------------------------------------------------------


BOARD OF TRUSTEES

         Overall responsibility for management of the Trust rests with its Board of Trustees, who are elected by the shareholders of the Trust. The Trustees elect the officers of the Trust to supervise actively its day-to-day operations.

Audit Committee

         The Board of Trustees has an Audit Committee, whose function is to oversee the Trust's accounting and financial reporting policies and practices and its internal controls, and to oversee the quality and objectivity of the Trust's financial statements and the audit thereof. The Audit Committee currently consists of Messrs. Reynolds and Wachs. The Audit Committee held two
(2) meetings during the last year.

         Listed below for each Trustee is a dollar range of securities beneficially owned in the ProFunds VP, together with the aggregate dollar range of equity securities in all registered investment companies overseen by each Trustee that are in the same family of investment companies as the Trust, as of December 31, 2001.

----------------------------------------------------------------------------------------------------------------------
            NAME OF TRUSTEE               DOLLAR RANGE OF EQUITY                      AGGREGATE DOLLAR RANGE OF
                                          SECURITIES IN THE TRUST                     EQUITY SECURITIES IN ALL
                                                                                        REGISTERED INVESTMENT
                                                                                        COMPANIES OVERSEEN BY
                                                                                   TRUSTEE IN FAMILY OF INVESTMENT
                                                                                               COMPANIES
----------------------------------------------------------------------------------------------------------------------
Russell S. Reynolds, III                          None                                            None
----------------------------------------------------------------------------------------------------------------------
Michael L. Sapir                                  None                                            None
----------------------------------------------------------------------------------------------------------------------
Michael C. Wachs                                  None                                            None
----------------------------------------------------------------------------------------------------------------------

         As of April 1, 2002, the Trustees and officers of the Trust, as a group, owned outstanding shares that entitled them to give voting instructions with respect to less than one percent of the shares any class of any ProFund VP.

         No non-interested Trustee (or an immediate family member thereof) has any share ownership in securities of the Advisor, the principal underwriter of the ProFunds VP and any entity controlling, controlled by or under common control with the Advisor or principal underwriter of the ProFunds VP (not including registered investment companies) as of December 31, 2001.


         No non-interested Trustee (or an immediate family member thereof) had any direct or indirect interest, the value of which exceeds $60,000, in the Advisor, the principal underwriter of the ProFunds VP, or any entity controlling, controlled by or under common control with the Advisor or the principal underwriter of the ProFunds VP (not including registered investment companies) during the two most recently completed calendar years.

         No non-interested Trustee, or an immediate family member thereof, during the two most recently completed calendar years had: (i) any material interest, direct or indirect, in any transaction or series of similar transactions, in which the amount involved exceeds $60,000; or (ii) any direct or indirect relationship of any nature, in which the amount involved exceeds $60,000, with:

         . the Trust;
         . an officer of the Trust;
         . an investment company, or person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the ProFunds VP or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Advisor or principal underwriter of the ProFunds VP;
         . an officer of an investment company, or a person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the ProFunds VP or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Advisor or principal underwriter of the ProFunds VP;
         . the Advisor or the principal underwriter of the ProFunds VP, . an officer of the Advisor or the principal underwriter of the
ProFunds VP;
         . a person directly or indirectly controlling, controlled by, or under common control with the Advisor or the principal underwriter of the ProFunds VP; or
         . an officer of a person directly or indirectly controlling, controlled by, or under common control with the Advisor or the principal underwriter of the ProFunds VP.

TRUSTEE COMPENSATION

         For the fiscal year ended December 31, 2001, the Trust paid the following compensation to the Trustees of the Trust:


----------------------------------------------------------------------------------------------------------------------
   NAME OF PERSON, POSITION         AGGREGATE     PENSION OR RETIREMENT     ESTIMATED ANNUAL     TOTAL COMPENSATION
                                  COMPENSATION     BENEFITS ACCRUED AS       BENEFITS UPON       FROM TRUST AND FUND
                                   FROM TRUST*        PART OF TRUST            RETIREMENT          COMPLEX PAID TO
                                                        EXPENSES**                                    DIRECTORS

----------------------------------------------------------------------------------------------------------------------
Russell S. Reynolds, III,
Trustee                              $11,000                $0                     $0                  $11,000
----------------------------------------------------------------------------------------------------------------------
Michael L. Sapir, Trustee,
Chairman and President                 $0                   $0                     $0                    $0
----------------------------------------------------------------------------------------------------------------------
Michael C. Wachs,
Trustee                              $11,000                $0                     $0                  $11,000
----------------------------------------------------------------------------------------------------------------------

* The Trust pays each Trustee who is not an employee of the Advisor or its affiliates $2,500 for attendance at each regular meeting of the Board of Trustees and $500 for attendance at each special meeting of the Board of Trustees. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

** The Trust does not accrue pension or retirement benefits as part of ProFund VP expenses, and Trustees of the Trust are not entitled to benefits upon retirement from the Board of Trustees.

PROFUND ADVISORS LLC

         Under an investment advisory agreement between the Trust, on behalf of the ProFunds VP, and the Advisor dated October, 1997 and amended and restated as of February 18, 1998, October 15, 1999, January 24, 2000, May 5, 2000, August 24, 2000, December 8, 2000, January 26, 2001, May 1, 2001, September 1, 2001 and
May 1, 2002, each ProFund VP, other than ProFund VP Japan, ProFund VP U.S. Government Plus and ProFund VP UltraEurope, pays the Advisor a fee at an annualized rate, based on its average daily net assets, of 0.75%. ProFund VP Japan, ProFund VP U.S. Government Plus and ProFund VP UltraEurope pay the adviser a fee at an annualized rate, based on its average daily net assets, of 0.90%, 0.50% and 0.90%, respectively. The Advisor manages the investment and the reinvestment of the assets of each of the ProFunds VP, in accordance with the investment objectives, policies, and limitations of each ProFund VP, subject to the general supervision and control of the Trustees and the officers of the ProFund VP. The Advisor bears all costs associated with providing these advisory services. The Advisor, from its own resources, including profits from advisory fees received from the ProFunds VP also may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of ProFund VP shares. The Advisor's address is 7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland 20814.

     In determining whether it was appropriate to approve the Advisory Agreement on behalf of the ProFunds, the Board requested information, provided by the Advisor, that it believed to be reasonably necessary to reach its conclusion. The Board carefully evaluated this information, and was advised by legal counsel with respect to its deliberations. The Trustees decided to approve the Advisory Agreement on the basis of the following considerations, among others:

..        The fairness and reasonableness of the investment advisory fee payable to ProFund Advisors under the Advisory Agreement in light of the investment advisory services provided, the costs of these services, the profitability of ProFund Advisors's relationship with the ProFunds VP, and the comparability of the fees paid to fees paid by other investment companies;

..        The nature, quality and extent of the investment advisory services provided by ProFund Advisors, in light of the high quality services provided by ProFund Advisors in its management of the ProFunds VP and the ProFund VP's historic performance, including the success of the ProFunds VP in tracking benchmarks and achieving stated investment objectives;

..        The Advisor's entrepreneurial commitment to the management of the
         ProFunds VP and the creation of a broad-based family of funds, which could entail a substantial commitment of ProFund Advisors's assets to the successful operation of the ProFunds VP;


..        The Advisor's representations regarding its staffing and capabilities to manage the ProFunds VP, including the retention of personnel with relevant portfolio management experience; and


..        The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of ProFund Advisors.

      In light of the above considerations and such other factors and information it considered relevant, the Board unanimously determined that the Advisory Agreement was consistent with the best interests of the each ProFund and its shareholders.

         For the fiscal years ended December 31, 1999, 2000, and 2001, for each ProFund VP listed below, the Advisor was entitled to, and voluntarily waived, advisory fees in the following amounts:

                                  ADVISORY FEES
                                    FYE 12/31

                                                       1999                    2000                       2001
                                                 Earned      Waived     Earned      Waived       Earned        Waived
                                              -----------------------------------------------------------------------------
   ProFund VP Bull                            N/A           N/A       N/A         N/A         $ 36,109       --
   ProFund VP Small-Cap                       N/A           N/A       N/A         N/A         $ 43,040       $14,621
   ProFund VP OTC                             N/A           N/A       N/A         N/A         $264,925       --
   ProFund VP Europe 30                       $  2,323      $1,195    $  314,549  --          $314,701       --
   ProFund VP Bull Plus                       N/A           N/A       N/A         N/A         $433,114       --
   ProFund VP UltraSmall-Cap                  $  7,551      $6,071    $  273,382  $49,736     $295,632       --
   ProFund VP UltraOTC                        $ 55,095      $6,554    $1,305,878  --          $647,699       --
   ProFund VP Bear                            N/A           N/A       N/A         N/A         $153,077       --
   ProFund VP Biotechnology                   N/A           N/A       N/A         N/A         $142,282       --
   ProFund VP Energy                          N/A           N/A       N/A         N/A         $125,484       --
   ProFund VP Financial                       N/A           N/A       N/A         N/A         $  86,798      --
   ProFund VP Healthcare                      N/A           N/A       N/A         N/A         $119,883       --
   ProFund VP Real Estate                     N/A           N/A       N/A         N/A         $159,050       --
   ProFund VP Technology                      N/A           N/A       N/A         N/A         $  73,205      --
   ProFund VP Telecommunications              N/A           N/A       N/A         N/A         $  38,735      --
   ProFund VP Utilities                       N/A           N/A       N/A         N/A         $  99,360      --
   ProFund VP Money Market                    N/A           N/A       N/A         N/A         $  32,265      --

     Any ProFund VP not appearing in the chart above had not commenced operations as of December 31, 2001.

CODE OF ETHICS


         The Trust, the Advisor, and ProFunds Distributor, Inc. (the "Distributor") each have adopted a code of ethics, as required by applicable law, which is designed to prevent affiliate persons of the Trust, the Advisor, and the Distributor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the ProFunds VP (which may also be held by persons subject to a code). There can be no assurance that the codes will be effective in preventing such activities. The Codes permit personnel subject to them to invest in securities, including securities that may be held or purchased by a ProFund VP. Such transactions are reported on a regular basis.


ADMINISTRATION, TRANSFER AGENT, FUND ACCOUNTING AGENT AND CUSTODIAN

         BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS") acts as Administrator to the ProFunds VP. The Administrator provides the ProFunds VP with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of net asset values; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by the ProFunds VP under Federal and state securities laws. The Administrator also maintains the shareholder account records for the ProFunds VP, distributes dividends and distributions payable by the ProFunds VP, and produces statements with respect to account activity for the ProFunds VP and their shareholders. The Administrator pays all fees and expenses that are directly related to the services provided by the Administrator to the ProFunds VP; each ProFund VP reimburses the Administrator for all fees and expenses incurred by the Administrator which are not directly related to the services the Administrator provides to the ProFunds VP under the service agreement.


         The Trust, as of January 1, 2001, pays BISYS an annual fee, for its services as Administrator, based on the aggregate average daily net assets of all series of the Trust. This fee ranges from 0.05% of aggregate average daily net assets of $0 to $2 billion to 0.02% of aggregate average daily net assets of $10 billion and over on an annual basis, on an annual basis. Prior to January 1, 2001, the Trust paid BISYS a fee ranging from 0.15% of average daily net assets of $0 to $300 million to .05% of average daily net assets of $1 billion and over, on an annual basis. BISYS Funds Services Ohio, Inc. ("BFSI"), an affiliate of BISYS, acts as transfer agent and fund accounting agent for each series of the Trust, for which BISYS receives additional fees. The address for BISYS and BFSI is 3435 Stelzer Road, Suite 1000, Columbus, Ohio 43219.


         For the fiscal years ended December 31, 1999, 2000, and 2001, for each ProFund VP listed below, BISYS, as Administrator, was entitled to, and voluntarily waived, the following administration fees:

                               ADMINISTRATION FEES
                                    FYE 12/31


                                                       1999                    2000                       2001
                                                 Earned      Waived     Earned      Waived       Earned        Waived
                                              -----------------------------------------------------------------------------
   ProFund VP Bull                            N/A           N/A       N/A         N/A         $ 1,555        --
   ProFund VP Small-Cap                       N/A           N/A       N/A         N/A         $ 1,433        --
   ProFund VP OTC                             N/A           N/A       N/A         N/A         $15,693        --
   ProFund VP Europe 30                       $  155       $  155    $ 20,938     --          $23,271        --
   ProFund VP Bull Plus                       N/A           N/A       N/A         N/A         $22,554        --
   ProFund VP UltraSmall-Cap                  $  503       $  503    $ 18,188     --          $21,801        --
   ProFund VP UltraOTC                        $3,633       $3,633    $ 86,647     --          $48,174        --
   ProFund VP Bear                            N/A           N/A       N/A         N/A         $ 8,689        --
   ProFund VP Biotechnology                   N/A           N/A       N/A         N/A         $ 8,290        --

                               ADMINISTRATION FEES
                                    FYE 12/31


   ProFund VP Energy                          N/A           N/A       N/A         N/A         $  6,359       --
   ProFund VP Financial                       N/A           N/A       N/A         N/A         $  4,864       --
   ProFund VP Healthcare                      N/A           N/A       N/A         N/A         $  7,233       --
   ProFund VP Real Estate                     N/A           N/A       N/A         N/A         $10,495        --
   ProFund VP Technology                      N/A           N/A       N/A         N/A         $  4,197       --
   ProFund VP Telecommunications              N/A           N/A       N/A         N/A         $  2,646       --
   ProFund VP Utilities                       N/A           N/A       N/A         N/A         $  4,972       --
   ProFund VP Money Market                    N/A           N/A       N/A         N/A         $      0       --

         Any ProFund VP not appearing in the chart above had not commenced operations as of December 31, 2001.

         The Advisor, pursuant to a separate Management Services Agreement, performs certain client support and other administrative services on behalf of the ProFunds VP. These services include, in general, assisting the Board of Trustees of the Trust in all aspects of the administration and operation of ProFund VP Money Market. For these services, each ProFund VP pays to the Advisor a fee at the annual rate of 0.15% of its average daily net assets for all ProFunds VP.

         For the fiscal years ended December 31, 1999, 2000, and 2001, for each ProFund VP listed below, ProFunds Advisors LLC was entitled to, and voluntarily waived, management services fees in the following amounts:

                            MANAGEMENT SERVICES FEES
                                    FYE 12/31

                                                         1999                      2000                     2001
                                                 Earned        Waived       Earned      Waived     Earned       Waived
                                              ------------------------------------------------------------------------------
   ProFund VP Bull                            N/A           N/A           N/A         N/A         $   7,222       --
   ProFund VP Small-Cap                       N/A           N/A           N/A         N/A         $   8,608   $8,608
   ProFund VP OTC                             N/A           N/A           N/A         N/A         $  52,985       --
   ProFund VP Europe 30                       $   465       $   465       $ 62,910         --     $  62,940       --
   ProFund VP Bull Plus                       N/A           N/A           N/A         N/A         $  86,623       --
   ProFund VP UltraSmall-Cap                  $ 1,510       $ 1,510       $ 54,677    $54,677     $  59,127       --
   ProFund VP UltraOTC                        $10,900       $10,900       $261,178         --     $ 129,540       --
   ProFund VP Bear                            N/A           N/A           N/A         N/A         $  30,615       --
   ProFund VP Biotechnology                   N/A           N/A           N/A         N/A         $  28,456       --
   ProFund VP Energy                          N/A           N/A           N/A         N/A         $  25,097       --
   ProFund VP Financial                       N/A           N/A           N/A         N/A         $  17,360       --
   ProFund VP Healthcare                      N/A           N/A           N/A         N/A         $  23,977       --
   ProFund VP Real Estate                     N/A           N/A           N/A         N/A         $  31,810       --
   ProFund VP Technology                      N/A           N/A           N/A         N/A         $  14,641       --
   ProFund VP Telecommunications              N/A           N/A           N/A         N/A         $   7,747       --
   ProFund VP Utilities                       N/A           N/A           N/A         N/A         $  19,872       --
   ProFund VP Money Market                    N/A           N/A           N/A         N/A         $   6,473       --

     Any ProFund VP not appearing in the chart above had not commenced operations as of December 31, 2001.

CUSTODIAN


         UMB Bank, N.A. acts as custodian to the ProFunds VP. UMB Bank, N.A.'s address is 928 Grand Avenue, Kansas City, Missouri.


ADMINISTRATIVE SERVICES


         The Trust, on behalf of the ProFunds VP, has entered into the administrative services agreements with insurance companies pursuant to which the insurance companies will provide administrative services with respect to the ProFunds VP. These services may include, but are not limited to: coordinating matters relating to the operation of an insurer's separate account with the ProFunds VP, including necessary coordination with other service providers; coordinating the preparation of necessary documents to be submitted to regulatory authorities; providing assistance to variable contract owners who use or intend to use the ProFunds VP as funding vehicles for their variable contracts; coordinating with the Advisor regarding investment limitations and parameters to which the ProFunds VP are subject; and generally assisting with compliance with applicable regulatory requirements. For these services, the Trust may pay each insurer a quarterly fee equal on an annual basis to up to 0.50% of the average daily net assets of each ProFund VP that are invested in such ProFund VP through the insurer's separate account.


         From time to time the ProFunds VP and/or the Advisor may enter into arrangements under which certain administrative services may be performed by other insurance companies that purchase shares of the ProFunds VP. These administrative services may include, among other things, the services set forth above, as well as responding to ministerial inquiries concerning the ProFund VP's investment objectives, investment programs, policies and performance, transmitting, on behalf of the ProFunds VP, proxy statements, annual reports, updated prospectuses, and other communications regarding the ProFunds VP, and providing any related services as the ProFunds VP or their investors may reasonably request. Depending on the arrangements, the ProFunds VP and/or the Advisor may compensate such insurance companies or their agents directly or indirectly for the administrative services. For the fiscal year ended December 31, 2001, the Advisor did not pay, out of its own assets, any amounts associated with administrative services. To the extent the ProFunds VP compensate the insurance company for these services, the ProFunds VP will pay the insurance company an annual fee that may vary depending upon the number of investors that utilize the ProFunds VP as the funding medium for their contracts. The insurance company may impose other account or service charges. See the prospectus for the separate account of the insurance company for additional information regarding such charges.

         For the fiscal years ended December 31, 1999, 2000, and 2001, for each ProFund VP listed below, paid the following administrative services fees:


                                                                        ADMINISTRATIVE SERVICES FEES
                                                                                 FYE 12/31

                                                        1999                      2000                     2001

                                              ------------------------------------------------------------------------------
   ProFund VP Bull                            N/A                         N/A                     $  9,454
   ProFund VP Small-Cap                       N/A                         N/A                     $ 11,478
   ProFund VP OTC                             N/A                         N/A                     $123,631
   ProFund VP Europe 30                       $   774                     $104,849                $133,061
   ProFund VP Bull Plus                       N/A                         N/A                     $202,119
   ProFund VP UltraSmall-Cap                  $ 2,517                     $ 91,127                $135,921
   ProFund VP UltraOTC                        $18,166                     $435,293                $295,558
   ProFund VP Bear                            N/A                         N/A                     $ 71,436
   ProFund VP Biotechnology                   N/A                         N/A                     $ 75,884
   ProFund VP Energy                          N/A                         N/A                     $ 66,925

                          ADMINISTRATIVE SERVICES FEES
                                    FYE 12/31

   ProFund VP Financial                       N/A                         N/A                     $  46,292
   ProFund VP Healthcare                      N/A                         N/A                     $  63,937
   ProFund VP Real Estate                     N/A                         N/A                     $  84,827
   ProFund VP Technology                      N/A                         N/A                     $  39,043
   ProFund VP Telecommunications              N/A                         N/A                     $  20,659
   ProFund VP Utilities                       N/A                         N/A                     $  52,992
   ProFund VP Money Market                    N/A                         N/A                     $       0

         Any ProFund VP not appearing in the chart above had not commenced operations as of December 31, 2001.

INDEPENDENT ACCOUNTANTS


         PricewaterhouseCoopers LLP serves as independent accountants to the ProFunds VP. PricewaterhouseCoopers LLP provides audit services, tax return preparation and assistance, and consultation in connection with certain SEC filings. PricewaterhouseCoopers LLP is located at 100 East Broad Street, Columbus, Ohio 43215.


LEGAL COUNSEL

         Dechert serves as counsel to the ProFunds VP. The firm's address is 1775 Eye Street, N.W., Washington, DC 20006-2401.


DISTRIBUTION (12b-1) PLAN

         Pursuant to a 12b-1 Plan ("Distribution Plan"), the ProFunds VP may reimburse or compensate financial intermediaries from their assets for services rendered and expenses borne in connection with activities primarily intended to result in the sale of shares of the ProFunds VP. It is anticipated that a portion of the amounts paid by the ProFunds VP will be used to defray various costs incurred in connection with the printing and mailing of prospectuses, statements of additional information, and any supplements thereto and shareholder reports, and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of the shares. The ProFunds VP also may reimburse or compensate financial intermediaries and third-party broker-dealers for their services in connection with the distribution of the shares of the ProFunds VP.


         The Distribution Plan provides that the Trust, on behalf of each ProFund VP, will pay annually up to 0.25% of the average daily net assets of a ProFund VP in respect of activities primarily intended to result in the sale of its shares. Under the terms of the Distribution Plan and related agreements, each ProFund VP is authorized to make quarterly payments that may be used to reimburse or compensate entities providing distribution and shareholder servicing with respect to the shares of the ProFund VP for such entities' fees or expenses incurred or paid in that regard.

         The Distribution Plan is of a type known as a "compensation" plan because payments may be made for services rendered to the ProFunds VP regardless of the level of expenditures by the financial intermediaries. The Trustees will, however, take into account such expenditures for purposes of reviewing operations under the Distribution Plan in connection with their annual consideration of the Distribution Plan's renewal. Expenditures under the Distribution Plan may include, without limitation: (a) the printing and mailing of ProFunds VP prospectuses, statements of additional information, any supplements thereto and shareholder reports for prospective investors; (b) those relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the ProFunds VP; (c) holding seminars and sales meetings designed to promote the distribution of the ProFunds VP shares; (d) obtaining information and providing explanations to wholesale and retail distributors of contracts regarding the investment objectives and policies and other information about the ProFunds VP, including the performance of the ProFunds VP; (e) training sales personnel regarding the ProFunds VP; and (f) financing any other activity that is primarily intended to result in the sale of shares of the ProFunds VP. In addition, a financial intermediary may enter into an agreement with the Trust under which it would be entitled to receive compensation for, among other things, making the ProFunds VP available to its contract owners as a funding vehicle for variable insurance contracts.

         The Distribution Plan and any related agreement that is entered into by the Trust in connection with the Distribution Plan will continue in effect for a period of more than one year only so long as continuance is specifically approved at least annually by a vote of a majority of the Trust's Board of Trustees, and of a majority of the Trustees who are not "interested persons" of the Trust and who have no financial interest in the operation of the Distribution Plan (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on the Distribution Plan or any related agreement, as applicable. In addition, the Distribution Plan and any related agreement may be terminated as to a ProFund VP at any time, without penalty, by vote of a majority of the outstanding shares of the ProFund VP or by vote of a majority of the Independent Trustees. The Distribution Plan also provides that it may not be amended to increase materially the amount (up to 0.25% of average daily net assets annually) that may be spent for distribution of shares of the ProFund VP without the approval of shareholders of the ProFund VP.

         For the fiscal year ended December 31, 2001, each ProFund VP listed below paid the following amount pursuant to the Distribution Plan for shareholder servicing with respect to the shares of the ProFund VP:

                             DISTRIBUTION PLAN FEES
                                    FYE 12/31


                                                                                        2001

                                                            ------------------------------------------------
                            ProFund VP Bull                          $  12,037
                            ProFund VP Small-Cap                     $  14,347
                            ProFund VP OTC                           $  88,308
                            ProFund VP Europe 30                     $104,900
                            ProFund VP Bull Plus                     $144,371
                            ProFund VP UltraSmall-Cap                $  98,544
                            ProFund VP UltraOTC                      $215,900
                            ProFund VP Bear                          $  51,026
                            ProFund VP Biotechnology                 $  47,427
                            ProFund VP Energy                        $  41,828
                            ProFund VP Financial                     $  28,933
                            ProFund VP Healthcare                    $  39,961
                            ProFund VP Real Estate                   $  53,017
                            ProFund VP Technology                    $  24,402
                            ProFund VP Telecommunications            $  12,912
                            ProFund VP Utilities                     $  33,120
                            ProFund VP Money Market                  $  10,788

     Any ProFund VP not appearing in the chart above had not commenced operations as of December 31, 2001.

                               COSTS AND EXPENSES

         Each ProFund VP bears all expenses of its operations other than those assumed by the Advisor or the Administrator. ProFund VP expenses include: the management fee; administrative and transfer agent fees; custodian and accounting fees and expenses, legal and auditing fees; securities valuation expenses; fidelity bonds and other insurance premiums; expenses of preparing and printing prospectuses, confirmations, proxy statements, and shareholder reports and notices; registration fees and expenses; proxy and annual meeting expenses, if any; all Federal, state, and local taxes (including, without limitation, stamp, excise, income, and franchise taxes); organizational costs; and non-interested Trustees' fees and expenses.

          ORGANIZATION AND DESCRIPTION OF SHARES OF BENEFICIAL INTEREST

         ProFunds is a registered open-end investment company under the 1940 Act. The Trust was organized as a Delaware business trust on April 17, 1997, and has authorized capital of unlimited shares of beneficial interest of no par value which may be issued in more than one class or series. Currently, the Trust comprises multiple separately managed series. Other series may be added in the future.

         All shares of the ProFunds VP are freely transferable. The Trust shares do not have preemptive rights or cumulative voting rights, and none of the shares have any preference to conversion, exchange, dividends, retirements, liquidation, redemption, or any other feature. Trust shares have equal voting rights, except that, in a matter affecting only a particular series or class of shares, only shares of that series or class may be entitled to vote on the matter.

         Under Delaware law, the Trust is not required to hold an annual shareholders meeting if the 1940 Act does not require such a meeting. Generally, there will not be annual meetings of Trust shareholders. Trust shareholders may remove Trustees from office by votes cast at a meeting of Trust shareholders or by written consent of such Trustees. If requested by shareholders of at least 10% of the outstanding shares of the Trust, the Trust will call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee of the Trust and will assist in communications with other Trust shareholders.

         The Declaration of Trust of the Trust disclaims liability of the shareholders or the officers of the Trust for acts or obligations of the Trust which are binding only on the assets and property of the Trust. The Declaration of Trust provides for indemnification of the Trust's property for all loss and expense of any shareholder held personally liable for the obligations of the Trust. The risk of a Trust shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would not be able to meet the Trust's obligations. This risk should be considered remote.

                                 CAPITALIZATION

         As of April 1, 2002, no person owned of record, or to the knowledge of management beneficially owned, five percent or more of the outstanding shares of the ProFunds VP, except as set forth below:


PROFUND VP BULL                                 TOTAL SHARES        PERCENTAGE
---------------                                 ------------        ----------

Golden American Life Insurance Company           980,963.776         100.00%
1475 Dunwoody Drive
West Chester, PA 19380

PROFUND VP SMALL-CAP                            TOTAL SHARES        PERCENTAGE
--------------------                            ------------        ----------

Golden American Life Insurance Company         1,700,309.888         100.00%
1475 Dunwoody Drive
West Chester, PA 19380

PROFUND VP OTC                                  TOTAL SHARES        PERCENTAGE
--------------                                  ------------        ----------

American Skandia Life Assurance Corp.          3,744,823.553          94.92%
One Corporate Drive
Shelton, CT 06484

PROFUND VP EUROPE 30                            TOTAL SHARES        PERCENTAGE
--------------------                            ------------        ----------

American Skandia Life Assurance Corp.          2,660,849.773          93.59%
One Corporate Drive
Shelton, CT 06484

PROFUND VP BULL PLUS                            TOTAL SHARES        PERCENTAGE
--------------------                            ------------        ----------

American Skandia Life Assurance Corp.          3,578,440.764          94.11%
One Corporate Drive
Shelton, CT 06484

PROFUND VP ULTRASMALL-CAP                       TOTAL SHARES        PERCENTAGE
--------------------------                      ------------        ----------

American Skandia Life Assurance Corp.          1,946,358.456          83.34%
One Corporate Drive
Shelton, CT 06484

Canada Life Insurance Company of America          212,123.49           9.08%
6201 Power Ferry Rd., Suite 600
Atlanta, GA 30339

PROFUND VP ULTRAOTC                        TOTAL SHARES       PERCENTAGE
-------------------                        ------------       ----------

American Skandia Life Assurance Corp.     18,530,054.179         94.28%
One Corporate Drive
Shelton, CT 06484

PROFUND VP BEAR                            TOTAL SHARES       PERCENTAGE
---------------                            ------------       ----------

American Skandia Life Assurance Corp.        749,096.535         95.35%
One Corporate Drive
Shelton, CT 06484

PROFUND VP BIOTECHNOLOGY                   TOTAL SHARES       PERCENTAGE
------------------------                   ------------       ----------

American Skandia Life Assurance Corp.        730,969.534         97.38%
One Corporate Drive
Shelton, CT 06484

PROFUND VP ENERGY                          TOTAL SHARES       PERCENTAGE
-----------------                          ------------       ----------

American Skandia Life Assurance Corp.      1,531,944.030         95.22%
One Corporate Drive
Shelton, CT 06484

PROFUND VP FINANCIAL                       TOTAL SHARES       PERCENTAGE
--------------------                       ------------       ----------

American Skandia Life Assurance Corp.      1,737,247.296         97.69%
One Corporate Drive
Shelton, CT 06484

PROFUND VP HEALTHCARE                      TOTAL SHARES       PERCENTAGE
---------------------                      ------------       ----------

American Skandia Life Assurance Corp.        923,559.577         96.88%
One Corporate Drive
Shelton, CT 06484

PROFUND VP REAL ESTATE                     TOTAL SHARES       PERCENTAGE
----------------------                     ------------       ----------

American Skandia Life Assurance Corp.      1,582,915.573         96.38%
One Corporate Drive
Shelton, CT 06484

PROFUND VP TECHNOLOGY                      TOTAL SHARES       PERCENTAGE
---------------------                      ------------       ----------

American Skandia Life Assurance Corp.      904,332.035          95.79%
One Corporate Drive
Shelton, CT 06484

PROFUND VP TELECOMMUNICATIONS                TOTAL SHARES      PERCENTAGE
-----------------------------                ------------      ----------

American Skandia Life Assurance Corp.          195,683.985        98.57%
One Corporate Drive
Shelton, CT 06484

PROFUND VP UTILITIES                         TOTAL SHARES      PERCENTAGE
-----------------------------                ------------      ----------

American Skandia Life Assurance Corp.        1,302,552.387        94.03%
One Corporate Drive
Shelton, CT 06484

PROFUND VP MONEY MARKET                      TOTAL SHARES      PERCENTAGE
-----------------------------                ------------      ----------

Canada Life Insurance Company of America    59,207,703.050        99.99%
6201 Power Ferry Rd., Suite 600
Atlanta, GA 30339


         A shareholder who beneficially owns, directly or indirectly, more than 25% of a ProFund VP's voting securities may be deemed a "control person" (as defined in the 1940 Act) of the ProFund VP and may be able to determine the outcome of any matter submitted for shareholder consideration with respect to that ProFund VP.


                                    TAXATION

         Set forth below is a discussion of certain U.S. federal income tax issues concerning the ProFunds VP and the purchase, ownership, and disposition of ProFund VP shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances, nor to certain types of shareholders subject to special treatment under the federal income tax laws (for example, banks and life insurance companies). This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of ProFund VP shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

         Each of the ProFunds VP intends to qualify and elect to be treated each year as a regulated investment company (a "RIC") under Subchapter M of the Code. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. Accordingly, each ProFund VP generally must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the assets of the ProFund VP is represented by cash, U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the total assets of the ProFund VP and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and the securities of other regulated investment companies).

         As a RIC, a ProFund VP generally will not be subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of the ProFund VP's investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed. Each ProFund VP intends to distribute substantially all of such income.

         If a ProFund VP failed to qualify for treatment as a RIC for any taxable year, (1) it would be taxed as an ordinary corporation on its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (2) each insurance company separate account invested in the ProFund VP would fail to satisfy the diversification requirements described above, with the result that the Contracts supported by that account would no longer be eligible for tax deferral. In addition, the ProFund VP could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for treatment as a RIC.

         Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the ProFund VP level. To avoid the tax, each ProFund VP must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. The excise tax generally is inapplicable to any regulated investment company whose sole shareholders are either tax-exempt pension trusts or separate accounts of life insurance companies funding variable contracts. Although each ProFund VP believes that it is not subject to the excise tax, each intends to make the distributions required to avoid the imposition of such a tax. A distribution will be treated as paid on December 31 of a calendar year if it is declared by the ProFund VP in October, November or December of that year with a record date in such a month and paid by the ProFund VP during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

         Each ProFund VP also intends to comply with the separate diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder on certain insurance company separate accounts. These requirements, which are in addition to the diversification requirements imposed on the ProFunds VP by the 1940 Act and Subchapter M of the Code, place certain limitations on assets of each insurance company separate account used to fund variable contracts. Because Section 817(h) and those regulations treat the assets of a ProFund VP as assets of the related separate account, these regulations are imposed on the assets of the ProFund VP. Specifically, the regulations provide that, after a one year start-up period or except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within 30 days thereafter no more than 55% of the total assets of the ProFund VP may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. Government agency and instrumentality is considered a separate issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets is attributable to cash and cash items (including receivables), U.S. Government securities and securities of other regulated investment companies. Failure by a ProFund VP to both qualify as a regulated investment company and to satisfy the

Section 817(h) requirements would generally cause the variable contracts to lose their favorable tax status and require a contract holder to include in ordinary income any income accrued under the contracts for the current and all prior taxable years. Under certain circumstances described in the applicable Treasury regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction would require a payment to the Internal Revenue Service based on the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied. Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts.

         The Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a variable contract owner's control of the investments of the separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income. It is not known what standards will be set forth in the regulations or rulings. Your control of the investments of the separate accounts in this case is similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contractowners were not the owners of separate account assets. For example, the certain ProFunds VP are generally narrower in focus than the investment options described in one IRS ruling in which "the ability to choose among broad investment strategies such as stocks, bonds, or money market instruments" was held not to constitute sufficient control over individual investment decisions so as to cause ownership of such investments to be attributable to contractowners in that case.

         In the event that rules or regulations are adopted, there can be no assurance that a ProFund VP will be able to operate as currently described, or that such ProFund VP will not have to change its investment objective or investment policies. A ProFund VP's investment objective and investment policies may be modified as necessary to prevent any such prospective rules and regulations from causing variable contract owners to be considered the owners of the shares of the ProFund VP.


MARKET DISCOUNT

         If a ProFund VP purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase price is the "market discount". If the amount of the market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by the ProFund VP in each taxable year in which the ProFund VP owns an interest in such debt security and receives a principal payment on it. In particular, the ProFund VP will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of the market discount that must be included for each period is equal to the lesser of (i) the amount of the market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by a ProFund VP at a constant rate over the time remaining to the debt security's maturity or, at the election of the ProFund VP, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the "accrued market discount."

ORIGINAL ISSUE DISCOUNT

         Certain debt securities acquired by the ProFunds VP may be treated as debt securities that were originally issued at a discount. Original issue discount can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income is actually received by a ProFund VP, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies.

         Some debt securities may be purchased by the ProFunds VP at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes (see above).

EQUALIZATION ACCOUNTING

         Each ProFund VP distributes its net investment income and capital gains to shareholders as dividends annually to the extent required to qualify as a regulated investment company under the Code and generally to avoid federal income or excise tax. Under current law, each ProFund VP may on its tax return treat as a distribution of investment company taxable income and net capital gain the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders' portion of the undistributed investment company taxable income and net capital gain of the ProFund VP. This practice, which involves the use of equalization accounting, will have the effect of reducing the amount of income and gains that a ProFund VP is required to distribute as dividends to shareholders in order for the ProFund VP to avoid federal income tax and excise tax. This practice may also reduce the amount of distributions required to be made to nonredeeming shareholders and the amount of any undistributed income will be reflected in the value of the shares of the ProFund VP; the total return on a shareholder's investment will not be reduced as a result of the distribution policy. Investors who purchase shares shortly before the record date of a distribution will pay the full price for the shares and then receive some portion of the price back as a taxable distribution.

                             PERFORMANCE INFORMATION

TOTAL RETURN CALCULATIONS

         From time to time, each of the ProFunds VP may advertise its total return for prior periods. Any such advertisement would include at least average annual total return quotations for one, five, and ten-year periods, or for the life of the ProFund VP. Other total return quotations, aggregate or average, over other time periods for the ProFund VP also may be included.

         The total return of a ProFund VP for a particular period represents the increase (or decrease) in the value of a hypothetical investment in the ProFund VP from the beginning to the end of the period. Total return is calculated by subtracting the value of the initial investment from the ending value and showing the difference as a percentage of the initial investment; this calculation assumes that the initial investment is made at the current net asset value and that all income dividends or capital gains distributions during the period are reinvested in shares of the ProFund VP at net asset value. Total return is based on historical earnings and net asset value fluctuations and is not intended to indicate future performance. No adjustments are made to reflect any income taxes payable by shareholders on dividends and distributions paid by the ProFund VP.

         Average annual total return quotations for periods in excess of one year are computed by finding the average annual compounded rate of return over the period that would equal the initial amount invested to the ending redeemable value.

     The average annual total return for each ProFund VP that commenced operations on or before December 31, 2001 for the year ended December 31, 2001 and period from commencement of operations to December 31, 2001, were as follows:


                                                                    Since Commencement
                                               1 Year (1)              Of Operations
                                               ----------              -------------

                                      --------------------------------------------------------
ProFund VP Bull                       N/A                       -10.20% (2)
ProFund VP Small-Cap                  N/A                       - 4.80% (2)
ProFund VP OTC                        N/A                       -41.57% (3)
ProFund VP Europe 30                  -24.14%                    -9.00% (4)
ProFund VP Bull Plus                  N/A                       -24.30% (3)
ProFund VP UltraSmall-Cap              -7.61%                    -6.47% (4)
ProFund VP UltraOTC                   -68.72%                   -52.18% (4)
ProFund VP Bear                       N/A                        16.90% (3)
ProFund VP Biotechnology              N/A                       -15.20% (3)
ProFund VP Energy                     N/A                        -6.90% (3)
ProFund VP Financial                  N/A                        -6.60% (3)
ProFund VP Healthcare                 N/A                        -5.23% (3)
ProFund VP Real Estate                N/A                         9.07% (3)
ProFund VP Technology                 N/A                       -40.10% (3)
ProFund VP Telecommunications         N/A                       -28.10% (3)
ProFund VP Utilities                  N/A                       -17.70% (3)
ProFund VP Money Market               N/A                         0.08% (5)

(1) Any ProFund VP not appearing in the chart above had not commenced operations as of December 31, 2001.
(2) The Fund commenced operations on May 1, 2001.
(3) The Fund commenced operations on January 22, 2001.
(4) The Fund commenced operations on October 18, 1999.
(5) The Fund commenced operations on October 29, 2001.


         This performance data represents past performance and is not an indication of future results. The recent growth in the stock market, particularly the technology industry, has helped produce short-term returns that are not typical and may not continue in the future. Because of ongoing market volatility, the performance of the ProFunds VP may be subject to substantial short-term changes. The total returns of the ProFunds VP do not show the effects of income taxes on an individual's investments.

YIELD CALCULATIONS

         From time to time, ProFund VP Money Market may advertise its "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of ProFund VP Money Market refers to the income generated by an investment in ProFund VP Money Market over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly, but, when annualized, the income earned by an investment in ProFund VP Money Market is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.


         Since yield fluctuates, yield data cannot necessarily be used to compare an investment in ProFund VP Money Market's shares with bank deposits, savings accounts, and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders of

ProFund VP Money Market should remember that yield generally is a function of the kind and quality of the instrument held in portfolio, portfolio maturity, operating expenses, and market conditions.

COMPARISONS OF INVESTMENT PERFORMANCE

         In conjunction with performance reports, promotional literature, and/or analyses of shareholder service for a ProFund VP, comparisons of the performance information of the ProFund VP for a given period to the performance of recognized, unmanaged indexes for the same period may be made. Such indexes include, but are not limited to, ones provided by Dow Jones & Company, Standard & Poor's, Lipper Analytical Services, Inc., Shearson Lehman Brothers, the National Association of Securities Dealers, Inc., The Frank Russell Company, Value Line Investment Survey, the American Stock Exchange, the Philadelphia Stock Exchange, Morgan Stanley Capital International, Wilshire Associates, the Financial Times-Stock Exchange, and the Nikkei Stock Average and Deutsche Aktienindex, all of which are unmanaged market indicators. Such comparisons can be useful measures of the quality of the investment performance of a ProFund VP. In particular, performance information for ProFund VP Bull, ProFund VP Bull Plus, ProFund VP UltraBull, ProFund VP Bear, ProFund VP UltraBear, may be compared to various unmanaged indexes, including, but not limited to, the S&P 500 Index or the Dow Jones Industrial Average; performance information for ProFund VP OTC, ProFund VP UltraOTC, and ProFund VP UltraShort OTC may be compared to various unmanaged indexes, including, but not limited to its current benchmark, the NASDAQ 100 Index(TM); and performance information for Sector ProFunds VP may be compared to various Dow Jones Sector Indices.

         In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service appearing in publications such as Money, Forbes, Kiplinger's Magazine, Personal Investor, Morningstar, Inc., and similar sources which utilize information compiled (i) internally, (ii) by Lipper Analytical Services, Inc. ("Lipper"), or (iii) by other recognized analytical services, may be used in sales literature. The total return of each ProFund VP also may be compared to the performance of broad groups of comparable mutual funds with similar investment goals, as such performance is tracked and published by such independent organizations as Lipper and CDA Investment Technologies, Inc., among others. The Lipper ranking and comparison, which may be used by the ProFunds VP in performance reports, will be drawn from the "Capital Appreciation Funds" grouping for ProFund VP Bull, ProFund VP Bull Plus, ProFund VP UltraBull, ProFund VP Bear, and ProFund VP UltraBear from the "Small Company Growth Funds" grouping for ProFund VP OTC, ProFund VP Small-Cap, ProFund VP UltraOTC, ProFund VP UltraSmall-Cap., and ProFund VP UltraShort OTC. In addition, rankings, ratings, and comparisons may be used with respect to any of the ProFunds VP.

         Further information about the performance of the ProFunds VP is contained in the annual reports to shareholders, which may be obtained without charge by writing to the ProFunds VP at the address or telephoning the ProFunds VP at the telephone number set forth on the cover page of this SAI. However, because the ProFunds VP have no history of investment operations, they have not yet prepared any shareholder reports.

OTHER INFORMATION

         The ProFunds VP are not sponsored, endorsed, sold, or promoted by Standard & Poor's, NASDAQ, the Philadelphia Stock Exchange, the Frank Russell Company or Dow Jones, and neither Standard & Poor's, NASDAQ, the Philadelphia Stock Exchange nor the Frank Russell Company makes any representations regarding the advisability of investing in securities generally or in the ProFunds VP particularly or in the ability of any of the indices related to such companies, as set forth below (the "Indices"), to track general stock market performance. "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500(R)," "500(R)," "S&P MidCap 400," Standard & Poor's Mid-Cap 400," "S&P

Small-Cap 600," Standard & Poor's Small-Cap 600," "S&P Mid-Cap 400/BARRA Growth Index," " S&P Mid-Cap 400/BARRA Value Index," "S&P Small-Cap 600/BARRA Growth Index," and "S&P Small-Cap 600/BARRA Value Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by ProFunds VP. "Russell 2000(R) Index" is a trademark of the Frank Russell Company. "NASDAQ-100 Index(R)" is a trademark of the NASDAQ Stock Markets, Inc. ("NASDAQ"). "Philadelphia Stock Exchange Gold and Silver Sector(SM) Index" is a service mark of the Philadelphia Stock Exchange. "Dow Jones, "Dow 30," "Dow Jones Industrial Average," "DJIA," and the name of each Dow Jones U.S. index (the Dow Jones U.S. Airlines Index, the Dow Jones U.S. Banks Index, the Dow Jones U.S. Basic Materials Sector Index, the Dow Jones U.S. Biotechnology Index, the Dow Jones U.S. Consumer Cyclical Sector Index, the Dow Jones U.S. Consumer Non-Cyclical Sector Index, the Dow Jones U.S. Energy Sector Index, the Dow Jones U.S. Financial Sector Index, the Dow Jones U.S. Healthcare Sector Index, the Dow Jones U.S. Industrial Sector Index, the Dow Jones U.S. Composite Internet Index, the Dow Jones U.S. Leisure Goods & Services Index, the Dow Jones U.S. Oil Drilling, Equipment & Services Index, the Dow Jones U.S. Pharmaceuticals Index, the Dow Jones U.S. Real Estate Index, the Dow Jones U.S. Semiconductor Index, the Dow Jones U.S. Technology Sector Index, the Dow Jones U.S. Telecommunications Sector Index, the Dow Jones U.S. Utilities Sector Index, and the Dow Jones U.S. Wireless Communications Index (the "Dow Jones Indices")) are service marks of Dow Jones & Company, Inc.


         S&P's, NASDAQ's, Frank Russell Company's, Philadelphia Stock
Exchange's ("PSE") and Dow Jones's (the "Licensors") only relationship to the ProFunds VP, as series of ProFunds (the "Licensee") is the licensing of certain trademarks and trade names of the Licensors. The Licensors have no obligation to take the needs of the Licensee or owners of the shares of the ProFunds VP into consideration in determining, composing or calculating the Indices. The Licensors are not responsible for and have not participated in the determination or calculation of the equation by which the shares of ProFunds VP are to be converted into cash. The Licensors have no obligation or liability in connection with the administration, marketing or trading of ProFunds VP.

         THE NASDAQ, THE FRANK RUSSELL COMPANY, DOW JONES, S&P AND PSE DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THEIR RESPECTIVE INDICES OR ANY DATA INCLUDED THEREIN, AND THE NASDAQ, THE FRANK RUSSELL COMPANY, DOW JONES, S&P AND PSE SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. THE NASDAQ, THE FRANK RUSSELL COMPANY, DOW JONES, S&P AND PSE MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF SHARES OF THE PROFUNDS VP, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THEIR RESPECTIVE INDICES OR ANY DATA INCLUDED THEREIN. THE NASDAQ, THE FRANK RUSSELL COMPANY, DOW JONES S&P AND PSE MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THEIR RESPECTIVE INDICES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE NASDAQ, THE FRANK RUSSELL COMPANY, DOW JONES, S&P OR PSE HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

"Dow Jones" and the name of each Dow Jones indexes are service marks of Dow Jones & Company, Inc.

 Dow Jones does not:

..   Sponsor, endorse, sell or promote the UltraDow 30 ProFund or Sector ProFunds
    VP (together, the "ProFunds VP").
..   Recommend that any person invest in the ProFunds VP or any other securities.

..   Have any responsibility or liability for or make any decisions about timing, amount or pricing of the ProFunds VP.
..   Have any responsibility or liability for the administration, management or marketing of the ProFunds VP.
..   Consider the needs of the ProFunds VP or investors in the ProFunds VP in determining, composing or calculating their indices or have any obligation to do so.

Dow Jones will not have any liability in connection with the ProFunds VP. Specifically, Dow Jones does not make any warranty, express or implied, and Dow Jones disclaims any warranty about:

..   The results to be obtained by the ProFunds VP, investors in the ProFunds VP or any other person in connection with the use of the Dow Jones sector indices, the DJIA and the data included in such indices;
..   The accuracy or completeness of the Dow Jones sector indices, the DJIA and their data; or
..   The merchantability and the fitness for a particular purpose or use of the
    Dow Jones sector indices, the DJIA and their data.

Dow Jones will have no liability for any errors, omission or interruptions in the Dow Jones sector indices, the DJIA or their data.

Under no circumstances will Dow Jones be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Dow Jones knows that they might occur.

The licensing agreement between ProFunds VP and Dow Jones is solely for their benefit and not for the benefit of the investors in the ProFunds VP or any other third parties.

                              FINANCIAL STATEMENTS

         The Report of Independent Accountants and Financial Statements of those ProFunds VP in operation for the fiscal period ended December 31, 2001 are incorporated herein by reference to the Trust's Annual Report, such Financial Statements having been audited by PricewaterhouseCoopers LLP, independent accountants, and are so included and incorporated by reference in reliance upon the report of said firm, which report is given upon their authority as experts in auditing and accounting. Copies of such Annual Report are available without charge upon request by writing to ProFunds, 3435 Stelzer Road, Columbus, Ohio 43219-8006 or telephoning (888) 776-3637.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THE PROSPECTUS, OR IN THIS STATEMENT OF ADDITIONAL INFORMATION, IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR PRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY PROFUNDS. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFERING BY PROFUNDS IN ANY JURISDICTION IN WHICH SUCH AN OFFERING MAY NOT LAWFULLY BE MADE.

                                   APPENDIX A

                            PROFUNDS EUROPE 30 INDEX


Company Name
------------

AVENTIS-ADR
ALLIANZ AG-ADR
ASTRAZENECA-ADR
BANCO BILBAO-ADR
BARCLAYS PLC-ADR
BP PLC-ADR
CREDIT SUISS-ADR
DIAGEO PLC-ADR
DEUTSCHE TEL-ADR
ENI SPA-ADR
E.ON AG-ADR
ERICSSON LM-ADR
FRANCE TELEC-ADR
GLAXOSMITHKL-ADR
HSBC HOLDING-ADR
ING GROEP-ADR
LLOYDS TSB GR-AD
NOKIA CORP -ADR
NOVARTIS AG-ADR
PHILIPS ELEC-NY
ROYAL DUT PE-NYS
SAP AG-SPONS ADR
SHELL TRANSP-ADR
SIEMENS AG-ADR
BANCO SANTAN-ADR
TELEFONICA-ADR
TELECOM ITAL-ADR
TOTAL FINA E-ADR
VIVENDI UNIV-ADR
VODAFONE GRP-ADR

                                   APPENDIX B

                             PROFUNDS ASIA 30 INDEX

Company Name
------------

CHINA MOBILE (HONG KONG) LIMITED
TAIWAN SEMICONDUCTOR MANUFACTURING CO.
NEWS CORPORATION LIMITED, THE
PETROCHINA COMPANY LIMITED
UNITED MICROELECTRONICS
NATIONAL AUSTRALIA BANK LIMITED
BHP BILLITON LIMITED
SK TELECOM CO. LTD.
CHINA UNICOM LIMITED
KOREA TELECOM
KOREA ELECTRIC POWER CORPORATION
KOOKMIN BANK
CHINA PETROLEUM & CHEMICAL CORPORATION - LEVEL III
FLEXTRONICS INTERNATIONAL
POHANG IRON & STEEL COMPANY LIMITED
WIPRO LTD.
INFOSYS TECHNOLOGIES LIMITED
CHINA NATIONAL OFFSHORE OIL CORPORATION - LEVEL II
TELECOM CORPORATION OF NEW ZEALAND LTD.
CHARTERED SEMI-CONDUCTOR MAN
HUANENG POWER INTERNATIONAL
P.T. TELEKOM
ADVANCED SEMICONDUCTOR ENGINEERING
ALUMINUM CORPORATION OF CHINA LIMITED
MAHANGAR TELEPHONE NIGAM LIMITED
MACRONIX INTERNATIONAL COMPANY LIMITED
SILICONWARE PRECISION IND., CO. LTD.
SATYAM COMPUTER SERVICES
DR. REDDY'S LABORATORIES LTD.
PHILLIPINE LONG DISTANCE TELEPHONE

                                   APPENDIX C

                        DESCRIPTION OF SECURITIES RATINGS

DESCRIPTION OF S&P'S CORPORATE RATINGS:

     AAA: Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

     AA: Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issuers only in small degree.

     S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major categories, except in the AAA rating category.

DESCRIPTION OF MOODY'S CORPORATE BOND RATINGS:

     Aaa: Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge". Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     Moody's applies the numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF FITCH INVESTORS SERVICE'S CORPORATE BOND RATINGS:

     AAA: Securities of this rating are regarded as strictly high-grade, broadly marketable, suitable for investment by trustees and fiduciary institutions, and liable to slight market fluctuation other than through changes in the money rate. The factor last named is of importance varying with the length of maturity. Such securities are mainly senior issues of strong companies, and are most numerous in the railway and public utility fields, though some industrial obligations have this rating. The prime feature of an AAA rating is showing of earnings several times or many times interest requirements with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Other features may enter in, such as a wide margin of protection through collateral security or direct lien on specific property as in the case of high class equipment certificates or bonds that are first mortgages on valuable real estate. Sinking funds or voluntary reduction of the debt by call or purchase are often factors, while guarantee or assumption by parties other than the original debtor may also influence the rating.

     AA: Securities in this group are of safety virtually beyond question, and as a class are readily salable while many are highly active. Their merits are not greatly unlike those of the AAA class, but a security so rated may be of junior though strong lien in many cases directly following an AAA security or the margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secure but influenced as the ratings by the lesser financial power of the enterprise and more local type of market.

DESCRIPTION OF DUFF & PHELPS' CORPORATE BOND RATINGS:

     AAA: Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury ProFunds VP.

     AA+, AA: High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

DESCRIPTION OF S&P'S MUNICIPAL BOND RATINGS:

     AAA-Prime: These are obligations of the highest quality. They have the strongest capacity for timely payment of debt service.

     General Obligation Bonds-In a period of economic stress, the issuers will suffer the smallest declines in income and will be least susceptible to autonomous decline. Debt burden is moderate. A strong revenue structure appears more than adequate to meet future expenditure requirements. Quality of management appears superior.

     Revenue Bonds: Debt service coverage has been, and is expected to remain, substantial; stability of the pledged revenues is also exceptionally strong due to the competitive position of the municipal enterprise or to the nature of the revenues. Basic security provisions (including rate covenant, earnings test for issuance of additional bonds and debt service reserve requirements) are rigorous. There is evidence of superior management.

     AA: High Grade. The investment characteristics of bonds in this group are only slightly less marked than those of the prime quality issues. Bonds rated AA have the second strongest capacity for payment of debt service.

     S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major rating categories, except in the AAA rating category.

DESCRIPTION OF MOODY'S MUNICIPAL BOND RATINGS:

     Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa: Bonds which are rated Aa judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     Moody's may apply the numerical modifier in each generic rating classification from Aa through B. The modifier 1 indicates that the security within its generic rating classification possesses the strongest investment attributes.

DESCRIPTION OF S&P'S MUNICIPAL NOTE RATINGS:

     Municipal notes with maturities of three years or less are usually given note ratings (designated SP-1 or SP-2) to distinguish more clearly the credit quality of notes as compared to bonds. Notes rated SP-1 have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given the designation of SP-1+. Notes rated SP-2 have a satisfactory capacity to pay principal and interest.

DESCRIPTION OF MOODY'S MUNICIPAL NOTE RATINGS:

     Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade (MIG) and for variable rate demand obligations are designated Variable Moody's Investment Grade (VMIG). This distinction recognizes the differences between short-term credit risk and long-term risk. Loans bearing the designation MIG-1/VMIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans the designation MIG-2/VMIG-2 are of high quality, with ample margins of protection, although not as large as the preceding group.

DESCRIPTION OF S&P COMMERCIAL PAPER RATINGS:

     Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to posses overwhelming safety characteristics are denoted A-1+.

DESCRIPTION OF MOODY'S COMMERCIAL PAPER RATINGS:

     The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations.

DESCRIPTION OF FITCH INVESTORS SERVICE'S COMMERCIAL PAPER RATINGS:

     F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issue.

DESCRIPTION OF DUFF & PHELPS' COMMERCIAL PAPER RATINGS:

     Duff 1+: Highest certainly of timely payment. Short term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk free U.S. Treasury short term obligations.

     Duff 1: Very high certainty of timely payment, liquidity factors are excellent and supported by strong fundamental protection factors, risk factors are minor.

     Duff 1 minus: High certainty of timely payment, liquidity factors are strong and supported by good fundamental protection factors, risk factors are very small.

     Duff 2: Good certainty of timely payment; liquidity factors and company fundamentals are sound; although ongoing internal funds needs may enlarge total financing requirements, access to capital markets is good and risk factors are small.

     Duff 3: Represents a satisfactory grade; satisfactory liquidity and other protection factors qualify issue as to investment grade; risk factors are larger and subject to more variation; nevertheless timely payment is expected.

DESCRIPTION OF MOODY'S COMMERCIAL PAPER RATINGS:

     The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or relating supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations.

DESCRIPTION OF FITCH INVESTORS SERVICE'S COMMERCIAL PAPER RATINGS:

     F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business economic or financial conditions may increase investment risk albeit not very significantly.

     A: Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

     BBB: Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in higher categories.

     BB: Obligations for which there is a possibility of investment risk developing. Capacity for timely repayment of principal and interest exists, but is susceptible over time to adverse changes in business, economic or financial conditions.

     B: Obligations for which investment risk exists. Timely repayment of principal and interest is not sufficiently protected against adverse changes in business, economic or financial conditions.

     CCC: Obligations for which there is a current perceived possibility of default. Timely repayment of principal and interest is dependent on favorable business, economic or financial conditions.

     CC: Obligations which are highly speculative or which have a high risk of default.

     C: Obligations which are currently in default.

     Notes: "+" or "-".

DESCRIPTION OF FITCH INVESTORS SERVICE'S COMMERCIAL PAPER RATINGS:

     F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely business, economic or financial conditions.

     A3: Obligations supported by an adequate capacity for timely repayment. Such capacity is more susceptible to adverse changes in business, economic or financial conditions than for obligations in higher categories.

     B: Obligations for which the capacity for timely repayment is susceptible to adverse changes in business, economic or financial conditions.

     C: Obligations for which there is an inadequate capacity to ensure timely repayment.

     D: Obligations which have a high risk of default or which are currently in default

DESCRIPTION OF THOMSON BANK WATCH SHORT-TERM RATINGS:

     TBW-1: The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

     TBW-2: The second-highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as of issues rated 'TBW-1'.

     TWB-3: The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

     TWB-4: The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

DESCRIPTION OF THOMSON BANKWATCH LONG-TERM RATINGS:

     AAA: The highest category; indicates that the ability to repay principal and interest on a timely basis is extremely high.

     AA: The second -highest category; indicates a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highs category.

     A: The third-highest category; indicates the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

     BBB: The lowest investment-grade category; indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

NON-INVESTMENT GRADE (ISSUES REGARDED AS HAVING SPECULATIVE CHARACTERISTICS IN THE LIKELIHOOD OF TIMELY REPAYMENT OF PRINCIPAL AND INTEREST.)

     BB: While not investment grade, the "BB" rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations.

     B: Issues rated "B" show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse development could well negatively affect the payment of interest and principal on a timely basis.

     CCC: Issues rate "CCC" clearly have a high likelihood of default, with little capacity to address further adverse changes in financial circumstances.

     CC-"CC": is applied to issues that are subordinate to other obligations rated "CCC" and are afforded less protection in the event of bankruptcy or reorganization.

     D: Default

     These long-term debt ratings can also be applied to local currency debt. In such cases the ratings defined above will be preceded by the designation "local currency".

RATINGS IN THE LONG-TERM DEBT CATEGORIES MAY INCLUDE A PLUS (+) OR MINUS (-) DESIGNATION, WHICH INDICATES WHERE WITHIN THE RESPECTIVE CATEGORY THE ISSUE IS PLACED.

                                     Part C
                                Other Information

ITEM 23. Exhibits

     (a)(1)      Certificate of Trust of ProFunds (the "Registrant") (1)
     (a)(2)      First Amended Declaration of Trust of the Registrant (2)
     (a)(3)      Form of Establishment and Designation of Series dated February
                 18, 1998(5)
     (a)(4)      Form of Establishment and Designation of Series dated February
                 23, 1999 (5)
     (a)(5)      Form of Establishment and Designation of Eleven Series dated
                 October 15, 1999 (6)
     (a)(6)      Form of Establishment and Designation of Three Series (7)
     (a)(7)      Form of Establishment and Designation of Seventeen Series (8)
     (a)(8)      Form of Establishment and Designation of Series (9)
     (a)(9)      Form of Amended Designation of Series (9)
     (a)(10)     Form of Establishment and Designation of Four Series (10)
     (a)(11)     Form of Establishment and Designation of Series (11)
     (a)(12)     Form of Establishment and Designation of Series (12)
     (a)(13)     Form of Amended Designation of Series dated January 22, 2001 (14)
     (a)(14)     Form of Amended Designation of Series dated May 1, 2001 (14)
     (a)(15)     Form of Establishment and Designation of One Series (14)
     (a)(16)     Form of Establishment and Designation of Twelve Series (15)
     (a)(17)     Form of Establishment and Designation of Six Series
     (a)(18)     Form of Establishment and Designation of Six Series
     (a)(19)     Form of Amended Designation of Series dated May 1, 2002

     (b)         By-laws of Registrant (2)
     (c)         Not Applicable
     (d)(1)      Form of Investment Advisory Agreement (2)
     (d)(2)      Investment Advisory Agreement for Cash Management Portfolio (7)
     (d)(3)      Amendment to Investment Advisory Agreement between ProFunds and
                 ProFund Advisors LLC (7)
     (d)(4)      Investment Advisory Agreement for UltraEurope and UltraShort
                 Europe ProFunds (4)
     (d)(5)      Form of Amended and Restated Investment Advisory Agreement (8)
     (d)(6)      Form of Amended and Restated Investment Advisory Agreement (9)
     (d)(7)      Form of Amended and Restated Investment Advisory Agreement (10)
     (d)(8)      Form of Amended and Restated Investment Advisory Agreement (11)
     (d)(9)      Form of Amended and Restated Investment Advisory Agreement (12)
     (d)(10)     Form of Amended and Restated Investment Advisory Agreement (13)
     (d)(11)     Form of Amended and Restated Investment Advisory Agreement (15)
     (d)(12)     Form of Amended and Restated Investment Advisory Agreement
     (e)         Form of Distribution Agreement and Dealer Agreement (2)
     (f)         Not Applicable
     (g)(1)      Form of Custody Agreement with UMB Bank, N.A. (2)
     (g)(2)      Amendment to Custody Agreement with UMB Bank, N.A. (3)
     (g)(3)      Form of Foreign Custody Manager Delegation Agreement (10)
     (h)(1)      Form of Transfer Agency Agreement (2)

     (h)(2)      Form of Administration Agreement (2)
     (h)(3)      Form of Administration and Services Agreement incorporated by reference to Bankers Trust Company's Registration Statement on
                 Form N-1A (File No. 811-06073) filed with the Commission on April
                 24, 1996.
     (h)(4)      Form of Fund Accounting Agreement (2)
     (h)(5)(i)   Form of Management Services Agreement (2)
     (h)(5)(ii)  Amendment to Management Services Agreement with respect to the
                 UltraShort OTC ProFund (3)
     (h)(5)(iii) Form of Amended and Restated Management Services Agreement (4)
     (h)(5)(iv)  Form of Amended and Restated Management Services Agreement
     (h)(6)      Form of Omnibus Fee Agreement with BISYS Fund Services LP (2)
     (h)(7)      Form of Amendment to Omnibus Fee Agreement (6)
     (h)(8)      Form of Participation Agreement (6)
     (h)(9)      Form of Administrative Services Agreement (6)
     (i)         Opinion and Consent of Counsel to the Registrant (2)
     (j)         Consent of Independent Auditors
     (k)         None
     (l)         Purchase Agreement dated October 10, 1997 between the Registrant and National Capital Group, Inc. (2)
     (m)(1)      Form of Distribution Plan (6)
     (m)(2)      Form of Services Agreement (6)
     (m)(3)      Form of Distribution and Service Plan (13)
     (m)(4)      Form of Related Agreement to the Distribution and Service Plan (14)
     (n)(1)      Multiple Class Plan (7)
     (n)(2)      Form of Amended and Restated Multi-Class Plan (8)
     (n)(3)      Form of Amended and Restated Multi-Class Plan (9)
     (n)(4)      Form of Amended and Restated Multi-Class Plan (10)
     (n)(5)      Form of Amended and Restated Multi-Class Plan (11)
     (n)(6)      Form of Amended and Restated Multi-Class Plan (12)
     (n)(7)      Form of Amended and Restated Multi-Class Plan (15)
     (n)(8)      Amended Schedule A to Form of Amended and Restated Multi-Class Plan
     (o)(1)      Power of Attorney of Cash Management Portfolio (previously p(1)) (7)
     (o)(2)      Power of Attorney of ProFunds (previously p(2)) (4)
     (o)(3)      Power of Attorney of ProFunds (9)
     (o)(4)      Power of Attorney of Gary Tenkman (11)
     (o)(4)      Power of Attorney of Steven D. Pierce
     (p)(1)      Form of Code of Ethics of Registrant (9)
     (p)(2)      Form of Code of Ethics of ProFund Advisors LLC (9)
     (p)(3)      Form of Code of Ethics of BISYS and Certain Affiliated Companies
                 of BISYS which includes ProFunds Distributors, Inc. (formerly
                 Concord Financial Group, Inc.)(14)

(1)  Filed with initial registration statement.

(2) Previously filed on October 29, 1997 as part of Pre-Effective Amendment No. 3 and incorporated by reference herein.

(3) Previously filed on February 24, 1998 as part of Post-Effective Amendment No. 1 and incorporated by reference herein.

(4) Previously filed on March 2, 1999 as part of Post-Effective Amendment No.4 and incorporated by reference herein.

(5) Previously filed on August 4, 1999 as part of Post-Effective Amendment No. 6 and incorporated by reference herein.

(6) Previously filed on October 15, 1999 as part of Post-Effective Amendment No. 8 and incorporated by reference herein.

(7) Previously filed on November 15, 1999 as part of Post-Effective Amendment No. 9 and incorporated by reference herein.

(8) Previously filed on December 23, 1999 as part of Post-Effective Amendment No. 10 and incorporated by reference herein.

(9) Previously filed on May 1, 2000 as part of Post-Effective Amendment No. 13 and incorporated by reference herein.

(10) Previously filed on July 13, 2000 as part of Post-Effective Amendment No. 14 and incorporated by reference herein.

(11) Previously filed on September 1, 2000 as part of Post-Effective Amendment No. 15 and incorporated by reference herein.

(12) Previously filed on January 12, 2001 as part of Post-Effective Amendment No. 16 and incorporated by reference herein.

(13) Previously filed on March 2, 2001 as part of Post-Effective Amendment No. 17 and incorporated by reference herein.

(14) Previously filed on May 1, 2001 as part of Post-Effective Amendment No. 18 and incorporated by reference herein.

(15) Previously filed on June 19, 2001 as part of Post-Effective Amendment No. 19 and incorporated by reference herein.

ITEM 24. Persons Controlled By or Under Common Control With Registrant.

     None.

ITEM 25. Indemnification

     The Registrant (also, the "Trust") is organized as a Delaware business trust and is operated pursuant to a Declaration of Trust, dated as of April 17, 1997 (the "Declaration of Trust"), that permits the Registrant to indemnify its trustees and officers under certain circumstances. Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended. The Declaration of Trust of the Registrant provides that officers and trustees of the Trust shall be indemnified by the Trust against liabilities and expenses of defense in proceedings against them by reason of the fact that they each serve as an officer or trustee of the Trust or as an officer or trustee of another entity at the request of the entity. This indemnification is subject to the following conditions:

     (a) no trustee or officer of the Trust is indemnified against any liability to the Trust or its security holders which was the result of any willful misconduct, bad faith, gross negligence, or reckless disregard of his duties;

     (b) officers and trustees of the Trust are indemnified only for actions taken in good faith which the officers and trustees believed were in or not opposed to the best interests of the Trust; and

     (c) expenses of any suit or proceeding will be paid in advance only if the persons who will benefit by such advance undertake to repay the expenses unless it subsequently is determined that such persons are entitled to indemnification.

     The Declaration of Trust of the Registrant provides that if indemnification is not ordered by a court, indemnification may be authorized upon determination by shareholders, or by a majority vote of a quorum of the trustees who were not parties to the proceedings or, if this quorum is not obtainable, if directed by a quorum of disinterested trustees, or by independent legal counsel in a written opinion, that the persons to be indemnified have met the applicable standard.

ITEM 26. Business and Other Connections of Investment Adviser

ProFund Advisors LLC ia a limited liability company formed under the laws of the State of Maryland on May 8, 1997. Information relating to the business and other connections of Deutsche Asset Management, Inc. (formerly Bankers Trust), which serves as investment adviser to the Cash Management Portfolio, and each director, officer or partner of Deutsche Asset Management are hereby incorporated by reference to disclosures in Item 28 of the registration statement of BT Institutional Funds (File Nos. 33-34079 and 811-6071). For additional information, please see the Trust's Statements of Additional Information.

ITEM 27. Principal Underwriter

     ProFunds Distributors, Inc. (formerly Concord Financial Group, Inc.), 3435 Stelzer Road, Columbus, Ohio 43219 acts solely as interim distributor for the Registrant. The officers of ProFunds Distributors, Inc., all of whose principal business address is set forth above, are:

                    Principal Position and Offices    Position and Offices
Name                with ProFunds Distributors, Inc   with Registrant
----                -------------------------------   --------------------

Lynn J. Mangum      Director                          None
William J. Tomko    President                         None
Kevin J. Dell       Secretary                         None
Edward S. Forman    Assistant Secretary               None
Dennis R. Sheehan   Director/Treasurer                None
Olusegun T. Lawal   Financial Operations Officer      None
Charles L. Booth    VP/Asst. Compliance Officer       None
Richard F. Froio    Chief Compliance Officer          None

ITEM 28. Location of Accounts and Records

     All accounts, books, and records required to be maintained and preserved by
Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 and 31a-2 thereunder, will be kept by the Registrant at:

     (1) ProFund Advisors LLC, 7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland (records relating to its functions as investment adviser and manager to the portfolios other than the Money Market ProFund);

     (2) BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio (records relating to the administrator, fund accountant and transfer agent).

     (3) UMB Bank, N.A., 928 Grand Avenue, Kansas City, Missouri for each ProFund (records relating to its function as Custodian)

ITEM 29. Management Services

     None.

ITEM 30. Undertakings

     (a) Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee or Trustees when requested to do so by the holders of at least 10% of the Registrant's outstanding shares and, in connection with such meeting, to comply with the shareholder communications provisions of Section 16(c) of the Investment Company Act of 1940.

     (b) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest Annual Report to shareholders, upon request and without charge.

                                   SIGNATURES
                                    PROFUNDS

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in Washington, D.C. on the 29th day of April 2002.

                                                PROFUNDS


                                                /S/ MICHAEL L. SAPIR*
                                                Michael L. Sapir, Chairman
                                                and President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

      Signatures                Title                Date
-------------------------------------------------------------------


/s/ MICHAEL L. SAPIR*           Trustee, President   April 29, 2002
    Michael L. Sapir


/s/ RUSSELL S. REYNOLDS, III*   Trustee              April 29, 2002
    Russell S. Reynolds, III


/s/ MICHAEL WACHS*              Trustee              April 29, 2002
    Michael Wachs


/s/ STEVEN D. PIERCE*           Treasurer            April 29, 2002
    Steven D. Pierce


*By: /s/ Keith T. Robinson
     ------------------------------
     Keith T. Robinson
     as Attorney-in-Fact
     Date: April 29, 2002

                                   SIGNATURES
                            CASH MANAGEMENT PORTFOLIO

     CASH MANAGEMENT PORTFOLIO has duly caused this Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A of ProFunds to be signed on its behalf by the undersigned, there unto duly authorized in the City of Baltimore and the State of Maryland on the 29th day of April 2002.

                                         CASH MANAGEMENT PORTFOLIO


                                         /s/ Daniel O. Hirsch
                                         ---------------------------------------
                                         Daniel O. Hirsch, Secretary of the Cash
                                         Management Portfolio

     This Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A of ProFunds has been signed below by the following persons in the capacities and on the date indicated.

Signatures                  Title                       Date
----------------------------------------------------------------------


/s/ Richard T. Hale*        President and Chief         April 29, 2002
-------------------------   Executive Officer/Trustee
    Richard T. Hale


/s/ Charles A. Rizzo*       Treasurer and Principal     April 29, 2002
-------------------------   Financial Officer
    Charles A. Rizzo


/s/ Charles P. Biggar*      Trustee                     April 29, 2002
-------------------------
    Charles P. Biggar


/s/ S. Leland Dill*         Trustee                     April 29, 2002
-------------------------
    S. Leland Dill


/s/ Richard J. Herring*     Trustee                     April 29, 2002
-------------------------
    Richard J. Herring


/s/ Bruce E. Langton*       Trustee                     April 29, 2002
-------------------------
    Bruce E. Langton


/s/ Martin J. Gruber*       Trustee                     April 29, 2002
-------------------------
    Martin J. Gruber


/s/ Philip Saunders, Jr.*   Trustee                     April 29, 2002
-------------------------
    Philip Saunders, Jr.


/s/ Harry Van Benschoten*   Trustee                     April 29, 2002
-------------------------
    Harry Van Benschoten


*By: /s/ Daniel O. Hirsch                                  Date: April 29, 2002
     --------------------------------------
     Daniel O. Hirsch, Secretary of Cash Management
     Portfolio Attorney-in-Fact

                                  EXHIBIT INDEX

ITEM NUMBER    ITEM
-----------    ----

23(a)(17)      Form of Establishment and Designation of Six Series

23(a)(18)      Form of Establishment and Designation of Six Series

23(a)(19)      Form of Amended Designation of Series dated May 1, 2002

23(d)(12)      Form of Amended and Restated Investment Advisory
               Agreement

23(h)(5)(iv)   Form of Amended and Restated Management Services
               Agreement

23(j)          Consent of Independent Auditors

23(n)(8)       Amended Schedule A to Form of Amended and Restated
               Multi-Class Plan

23(o)(4)       Power of Attorney of Steven D. Pierce